UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

One Nationwide Plaza

Mail Code: 05-02-210R

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-1795

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 — 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

January 31, 2017 (Unaudited)

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund

Corporate Bonds 92.2%

	Principal Amount		Market Value
Aerospace & Defense 2.9%
Bombardier, Inc. 8.75%, 12/01/21(a)		$1,105,000	$1,194,781
7.50%, 03/15/25(a)		1,200,000	1,203,000
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/19		2,250,000	2,188,125

			4,585,906

Airlines 3.8%
Air Canada, 7.75%, 04/15/21(a)		2,355,000	2,649,375
Avianca Holdings SA, 8.38%, 05/10/20(a)		2,455,000	2,430,450
Virgin Australia Holdings Ltd., 7.88%, 10/15/21(a)		905,000	907,263

			5,987,088

Auto Components 3.0%
Adient Global Holdings Ltd. 3.50%, 08/15/24	EUR	1,565,000	1,687,306
3.50%, 08/15/24(a)		920,000	991,899
Deck Chassis Acquisition, Inc., 10.00%, 06/15/23(a)		$1,015,000	1,086,050
LKQ Italia Bondco SpA, 3.88%, 04/01/24(a)	EUR	840,000	957,106

			4,722,361

Automobiles 0.2%
Jaguar Land Rover Automotive plc, 2.75%, 01/24/21(a)	GBP	280,000	354,160

Banks 3.8%
Citigroup, Inc., Series R, 6.13%, 11/15/20(b)		$1,615,000	1,696,557
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)		940,000	891,046
Societe Generale SA, 4.75%, 11/24/25(a)		1,770,000	1,783,466
Standard Chartered plc 7.50%, 04/02/22(a)(b)		865,000	868,028
7.75%, 04/02/23(a)(b)		625,000	622,656

			5,861,753

Building Products 1.0%
Builders FirstSource, Inc., 5.63%, 09/01/24(a)		1,505,000	1,546,388

Capital Markets 2.5%
Charles Schwab Corp. (The), Series E, 4.62%, 03/01/22(b)		1,620,000	1,559,250
Goldman Sachs Group, Inc. (The), Series M, 5.38%, 05/10/20(b)		1,445,000	1,478,235
Jefferies Group LLC, 4.85%, 01/15/27		920,000	915,846

			3,953,331

Chemicals 0.7%
Koppers, Inc., 6.00%, 02/15/25(a)		985,000	1,019,475

Commercial Services & Supplies 3.9%
AMN Healthcare, Inc., 5.13%, 10/01/24(a)		1,000,000	1,002,500
Genneia SA, 8.75%, 01/20/22(a)		450,000	465,750
GFL Environmental, Inc., 9.88%, 02/01/21(a)		1,130,000	1,228,875
Park Aerospace Holdings Ltd. 5.25%, 08/15/22(a)		280,000	287,000
5.50%, 02/15/24(a)		375,000	385,125
Prime Security Services Borrower LLC, 9.25%, 05/15/23(a)		500,000	541,875
Tervita Escrow Corp., 7.63%, 12/01/21(a)		400,000	415,000
Verisure Holding AB, Reg. S, 6.00%, 11/01/22	EUR	1,500,000	1,764,124

			6,090,249

Communications Equipment 3.7%
Altice US Finance I Corp., 5.50%, 05/15/26(a)		$730,000	748,250
Avaya, Inc., 7.00%, 04/01/19(a)		1,100,000	910,250
Cable Communications Systems NV, 5.00%, 10/15/23(a)	EUR	400,000	458,814
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24(a)	GBP	1,095,000	1,391,493
Ziggo Secured Finance BV, 5.50%, 01/15/27(a)		$2,200,000	2,191,750

			5,700,557

Computers & Peripherals 0.9%
Diamond 1 Finance Corp., 6.02%, 06/15/26(a)		1,285,000	1,387,390

Construction Materials 1.0%
Cemex Finance LLC, 4.63%, 06/15/24(a)	EUR	730,000	817,949
St Marys Cement, Inc. Canada, 5.75%, 01/28/27(a)		$750,000	733,125

			1,551,074

Consumer Finance 0.5%
Ally Financial, Inc., 5.75%, 11/20/25		835,000	847,525

Containers & Packaging 1.0%
ARD Finance SA, 7.13%, 09/15/23(a)(c)		1,500,000	1,524,375

Diversified Financial Services 3.1%
Cabot Financial Luxembourg SA, 7.50%, 10/01/23(a)	GBP	775,000	972,025
Hexion 2 US Finance Corp., 10.38%, 02/01/22(a)		$250,000	255,000
Mercury Bondco plc, Reg. S, 8.25%, 05/30/21(c)	EUR	3,200,000	3,648,710

			4,875,735

Diversified Telecommunication Services 5.4%
Frontier Communications Corp. 7.13%, 01/15/23		$1,000,000	895,000
11.00%, 09/15/25		300,000	303,375
SFR Group SA, 7.38%, 05/01/26(a)		2,315,000	2,375,769
Telesat Canada, 8.88%, 11/15/24(a)		390,000	418,275
Virgin Media Finance plc, Reg. S, 4.50%, 01/15/25	EUR	1,350,000	1,491,353
Windstream Services LLC, 7.75%, 10/01/21(d)		$2,910,000	2,968,811

			8,452,583

Electric Utilities 0.9%
Pampa Energia SA, 7.50%, 01/24/27(a)		1,380,000	1,366,145

Energy Equipment & Services 5.1%
Alta Mesa Holdings LP, 7.88%, 12/15/24(a)		2,445,000	2,628,375
Noble Holding International Ltd., 7.75%, 01/15/24(d)		1,665,000	1,654,594
Petrobras Global Finance BV 8.38%, 05/23/21		425,000	473,875
8.75%, 05/23/26		465,000	523,776
6.88%, 01/20/40		775,000	690,157
6.75%, 01/27/41		500,000	445,150
Sunoco LP 6.25%, 04/15/21		410,000	420,377
6.38%, 04/01/23		1,170,000	1,201,005

			8,037,309

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Equity Real Estate Investment Trusts (REITs) 1.6%
Communications Sales & Leasing, Inc., 6.00%, 04/15/23(a)		$2,380,000	$2,499,000

Food & Staples Retailing 1.4%
BI-LO LLC, 9.25%, 02/15/19(a)		1,900,000	1,567,120
Fresh Market, Inc. (The), 9.75%, 05/01/23(a)		690,000	614,100

			2,181,220

Food Products 2.3%
BRF GmbH, 4.35%, 09/29/26(a)		925,000	870,656
JBS USA LUX SA, 5.75%, 06/15/25(a)		2,635,000	2,704,828

			3,575,484

Gas Utilities 1.0%
American Midstream Partners LP, 8.50%, 12/15/21(a)		1,585,000	1,600,850

Health Care Providers & Services 4.2%
HCA, Inc., 5.88%, 02/15/26		1,455,000	1,513,200
HomeVi SAS, 4.25%, 11/15/21(a)(e)	EUR	420,000	459,057
Quorum Health Corp., 11.63%, 04/15/23(a)		$2,595,000	2,439,300
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(a)		1,330,000	1,373,225
Surgery Center Holdings, Inc., 8.88%, 04/15/21(a)		755,000	817,287

			6,602,069

Hotels, Restaurants & Leisure 9.8%
Caesars Entertainment Resort Properties LLC, 11.00%, 10/01/21		3,211,000	3,495,976
Gamenet Group SpA, 6.00%, 08/15/21(a)	EUR	870,000	981,521
Golden Nugget, Inc., 8.50%, 12/01/21(a)		$2,685,000	2,879,662
Grupo Posadas SAB de CV, 7.88%, 06/30/22(a)		2,065,000	2,072,744
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24(a)		2,285,000	2,393,538
Penn National Gaming, Inc., 5.63%, 01/15/27(a)		2,985,000	2,988,791
TVL Finance plc, 8.50%, 05/15/23(a)	GBP	415,000	558,772

			15,371,004

Household Durables 1.4%
KB Home, 7.00%, 12/15/21		$1,390,000	1,497,725
Mattamy Group Corp., 6.88%, 12/15/23(a)		605,000	623,150

			2,120,875

Independent Power and Renewable Electricity Producers 0.8%
NRG Energy, Inc., 6.63%, 01/15/27(a)		1,260,000	1,250,550

Insurance 0.8%
CNO Financial Group, Inc., 5.25%, 05/30/25		1,240,000	1,248,169

Leisure Equipment & Products 1.3%
Cirsa Funding Luxembourg SA, Reg. S, 5.88%, 05/15/23	EUR	1,750,000	1,961,667

Machinery 0.8%
Cloud Crane LLC, 10.13%, 08/01/24(a)		$1,100,000	1,210,000

Metals & Mining 5.9%
AK Steel Corp., 7.63%, 10/01/21(d)		1,555,000	1,619,144
Aleris International, Inc., 9.50%, 04/01/21(a)		595,000	647,062
Freeport-McMoRan, Inc., 6.63%, 05/01/21(a)		1,610,000	1,642,200
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(a)		2,170,000	2,418,248
Steel Dynamics, Inc., 5.00%, 12/15/26(a)		1,675,000	1,704,313
Vale Overseas Ltd., 5.88%, 06/10/21		1,115,000	1,193,050

			9,224,017

Multiline Retail 1.9%
JC Penney Corp., Inc., 8.13%, 10/01/19		2,480,000	2,625,700
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(a)		575,000	355,063

			2,980,763

Oil, Gas & Consumable Fuels 5.8%
CONSOL Energy, Inc., 5.88%, 04/15/22		685,000	662,737
MPLX LP, 4.88%, 06/01/25		1,655,000	1,735,155
Targa Resources Partners LP, 5.13%, 02/01/25(a)		1,205,000	1,247,175
Teekay Corp., 8.50%, 01/15/20		2,405,000	2,368,925
Tullow Oil plc, 6.25%, 04/15/22(a)		1,595,000	1,475,375
WPX Energy, Inc., 6.00%, 01/15/22		1,575,000	1,638,000

			9,127,367

Paper & Forest Products 0.7%
Sappi Papier Holding GmbH, 4.00%, 04/01/23(a)	EUR	895,000	1,019,291

Professional Services 0.4%
CEB, Inc., 5.63%, 06/15/23(a)		$610,000	646,600

Real Estate Management & Development 0.5%
IRSA Propiedades Comerciales SA, 8.75%, 03/23/23(a)		750,000	802,500

Road & Rail 2.6%
Avis Budget Finance plc, 4.13%, 11/15/24(a)	EUR	695,000	729,996
Europcar Groupe SA, Reg. S, 5.75%, 06/15/22		750,000	846,009
Hertz Corp. (The), 5.50%, 10/15/24(a)		$400,000	336,000
Hertz Holdings Netherlands BV, 4.13%, 10/15/21(a)	EUR	645,000	664,945
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/23(a)		$1,445,000	1,479,319

			4,056,269

Specialty Retail 0.9%
New Look Secured Issuer plc, Reg. S, 6.50%, 07/01/22	GBP	1,200,000	1,365,584

Technology Hardware, Storage & Peripherals 0.4%
Seagate HDD Cayman, 4.88%, 03/01/24(a)		$540,000	541,350

Textiles, Apparel & Luxury Goods 1.4%
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24(a)	EUR	1,990,000	2,217,699

Trading Companies & Distributors 1.8%
Aircastle Ltd., 5.50%, 02/15/22		$1,250,000	1,312,375
Fly Leasing Ltd., 6.38%, 10/15/21		466,000	483,475
United Rentals North America, Inc., 5.50%, 07/15/25		1,000,000	1,037,500

			2,833,350

Wireless Telecommunication Services 1.1%
Sprint Corp., 7.63%, 02/15/25(d)		1,655,000	1,773,953

Total Corporate Bonds (cost $139,489,501)			144,073,035

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Loan Participations 3.4%

	Principal Amount	Market Value
Commercial Services & Supplies 0.2%
Monitronics International, Inc., Tranche B2 Term Loan, 6.50%, 09/30/22	$249,375	$252,415

Communications Equipment 0.3%
Avaya, 1st Lien Tranche B7 Term Loan, 6.28%, 05/29/20	596,393	493,348

Diversified Telecommunication Services 0.3%
Windstream Corp., Tranche B Term Loan, 4.78%, 03/29/21	413,963	417,845

Food Products 0.9%
Chobani, Inc., Tranche B Term Loan, 5.25%, 10/09/23	375,000	379,687
JBS USA LLC, 1st Lien Term Loan, 3.25%, 10/30/22	1,045,000	1,046,965

		1,426,652

Independent Power and Renewable Electricity Producers 0.3%
Dynegy Holdings, Inc., Term Loan, 4.25%, 01/12/24	500,000	503,295

Machinery 0.3%
Columbus McKinnon Corp., Term Loan, 4.00%, 01/20/24	500,000	503,125

Media 0.3%
CBS Radio, Inc., 1st Lien Tranche B Term Loan, 4.50%, 10/06/23	452,830	456,512

Multiline Retail 0.2%
JC Penney Corp., 1st Lien Tranche B Term Loan, 5.25%, 06/23/23	296,250	295,788

Oil, Gas & Consumable Fuels 0.6%
Chesapeake Energy Corp., Term loan, 8.50%, 08/23/21	725,000	792,664
MEG Energy Corp., Tranche B Term Loan, 4.54%, 12/31/23	185,000	185,579

		978,243

Total Loan Participations (cost $5,210,547)		5,327,223

Investment Company 0.2%

	Shares	Market Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.47%(f)(g)	310,425	310,425

Total Investment Company (cost $310,425)		310,425

Repurchase Agreement 4.3%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.55%, dated 01/31/17, due 02/01/17, repurchase price $6,755,012, collateralized by U.S. Treasury Note, 2.13%, maturing 05/15/25; total market value $6,933,340.(g)	$6,754,909	6,754,909

Total Repurchase Agreement (cost $6,754,909)		6,754,909

Total Investments (cost $151,765,382) (h) — 100.1%		156,465,592
Liabilities in excess of other assets — (0.1)%		(155,046)

NET ASSETS — 100.0%		$156,310,546

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2017 was $88,841,540 which represents 56.84% of net assets.
(b)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2017. The maturity date reflects the next call date.
(c)	PIK- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(d)	The security or a portion of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $6,741,032, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $310,425 and $6,754,909 respectively.
(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2017. The maturity date represents the actual maturity date.
(f)	Represents 7-day effective yield as of January 31, 2017.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2017 was $7,065,334.
(h)	At January 31, 2017, the tax basis cost of the Fund’s investments was $151,765,382, tax unrealized appreciation and depreciation were $6,308,930 and $(1,608,720), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

AB	Stock Company
BV	Private Limited Liability Company
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
plc	Public Limited Company
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAS	Joint Stock Company
SCA	Limited partnership with share capital
SpA	Limited Share Company

Currency:
EUR	Euro
GBP	Great British Pound

At January 31, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of America NA	02/28/17	(3,800,000)	$(4,769,798)	$(4,782,401)	$(12,603)
Euro	Bank of America NA	02/28/17	(19,500,000)	(20,869,154)	(21,068,979)	(199,825)

Total Short Contracts				$(25,638,952)	$(25,851,380)	$(212,428)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$144,073,035	$—	$144,073,035
Loan Participations	—	5,327,223	—	5,327,223
Investment Company	310,425	—	—	310,425
Repurchase Agreement	—	6,754,909	—	6,754,909

Total Assets	$310,425	$156,155,167	$—	$156,465,592

Liabilities:
Forward Foreign Currency Contracts	$—	$(212,428)	$—	$(212,428)

Total Liabilities	$—	$(212,428)	$—	$(212,428)

Total	$310,425	$155,942,739	$—	$156,253,164

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2017

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(212,428)

Total		$(212,428)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund

Asset-Backed Securities 12.3%

	Principal Amount	Market Value
Airlines 0.3%
Air Canada Pass Through Trust, Series 2013-1, Class B, 5.38%, 05/15/21(a)	$80,800	$82,416

Automobiles 0.7%
Drive Auto Receivables Trust, Series 2015-BA, Class D, 3.84%, 07/15/21(a)	200,000	202,886

Diversified Financial Services 10.3%
Colony American Homes, Series 2014-2A, Class E, 3.96%, 07/17/31(a)(b)	270,000	271,225
Drive Auto Receivables Trust, Series 2016-BA, Class D, 4.53%, 08/15/23(a)	250,000	253,181
Invitation Homes Trust Series 2014-SFR1, Class E, 4.02%, 06/17/31(a)(b)	270,000	269,999
Series 2014-SFR1, Class F, 4.52%, 06/17/31(a)(b)	250,000	249,999
Series 2014-SFR2, Class F, 4.77%, 09/17/31(a)(b)	255,000	255,145
Series 2014-SFR3, Class E, 5.27%, 12/17/31(a)(b)	162,000	162,284
Series 2014-SFR3, Class F, 5.77%, 12/17/31(a)(b)	563,000	564,958
Series 2015-SFR2, Class E, 3.92%, 06/17/32(a)(b)	365,000	367,061
SWAY Residential Trust, Series 2014-1, Class E, 5.07%, 01/17/32(a)(b)	500,000	499,998

		2,893,850

Other 1.0%
American Homes 4 Rent, Series 2014-SFR1, Class F, 4.02%, 06/17/31(a)(b)	300,000	299,260

Total Asset-Backed Securities (cost $3,424,309)		3,478,412

Collateralized Mortgage Obligations 17.9%

	Principal Amount	Market Value
FHLMC REMICS, Series 4395, Class TI, IO, 4.00%, 05/15/26	336,856	35,295
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ1, Class B, 11.52%, 03/25/25(b)	415,472	507,353
Series 2015-HQ2, Class B, 8.72%, 05/25/25(b)	272,434	292,043
Series 2015-HQA1, Class B, 9.57%, 03/25/28(b)	569,900	613,122
Series 2015-HQA2, Class B, 11.27%, 05/25/28(b)	249,325	296,288
Series 2017-DNA1, Class B1, 5.73%, 07/25/29(b)	345,000	345,000
FNMA Connecticut Avenue Securities Series 2014-C03, Class 2M2, 3.67%, 07/25/24(b)	800,000	815,380
Series 2015-C04, Class 2M2, 6.32%, 04/25/28(b)	110,000	121,241
Series 2015-C04, Class 1M2, 6.47%, 04/25/28(b)	60,000	67,145
Series 2016-C05, Class 2B, 11.52%, 01/25/29(b)	270,000	315,212
Series 2016-C04, Class 1B, 11.02%, 01/25/29(b)	200,000	229,873
Series 2016-C06, Class 1B, 10.02%, 04/25/29(b)	340,000	369,179
Series 2017-C01, Class 1B1, 6.52%, 07/25/29(a)(b)	670,000	706,850
FNMA REMICS Series 2004-31, Class SG, IO, 6.33%, 08/25/33(b)(c)	278,877	10,634
Series 2009-31, Class PI, IO, 5.00%, 11/25/38	310,363	50,595
GNMA Series 2011-167, Class IO, IO, 5.00%, 12/16/20	361,413	12,685
Series 2011-135, Class QI, IO, 4.50%, 06/16/41	275,609	46,743
Series 2012-140, Class IC, IO, 3.50%, 11/20/42	299,773	61,420
Series 2016-81, Class IO, IO, 4.00%, 06/20/46	258,675	50,428
Series 2016-108, Class QI, IO, 4.00%, 08/20/46	150,640	38,140
Series 2016-145, Class UI, IO, 3.50%, 10/20/46	271,025	56,311

Total Collateralized Mortgage Obligations (cost $4,748,152)		5,040,937

Commercial Mortgage-Backed Securities 9.4%

	Principal Amount	Market Value
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class D 2.79%, 04/10/49(a)	375,000	267,744

CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D 3.58%, 11/15/48(b)	250,000	211,475

JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class D 4.66%, 08/15/47(a)(b)	300,000	253,494

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D 4.76%, 06/15/47(a)(b)	275,000	244,108

Wells Fargo Commercial Mortgage Trust Series 2015-C27, Class D, 3.77%, 02/15/48(a)	300,000	221,302
Series 2015-C28, Class D, 4.14%, 05/15/48(b)	550,000	425,178
Series 2015-C29, Class D, 4.22%, 06/15/48 (b)	300,000	243,640
Series 2015-LC20, Class D, 4.37%, 04/15/50(a)(b)	440,000	338,298
Series 2015-NXS1, Class D, 4.10%, 05/15/48(b)	295,000	241,980
Series 2016-C33, Class D, 3.12%, 03/15/59(a)	100,000	72,588
Series 2016-NXS5, Class D, 4.88%, 01/15/59(b)	125,000	117,092

Total Commercial Mortgage-Backed Securities (cost $2,410,710)		2,636,899

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds 42.0%

	Principal Amount		Market Value
Aerospace & Defense 0.9%
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/19		$250,000	$243,125

Airlines 1.0%
Air Canada, 7.75%, 04/15/21(a)		250,000	281,250

Auto Components 0.9%
Adient Global Holdings Ltd., 3.50%, 08/15/24(a)	EUR	120,000	129,378
LKQ Italia Bondco SpA, 3.88%, 04/01/24(a)		100,000	113,941

			243,319

Banks 4.1%
Citigroup, Inc., Series R, 6.13%, 11/15/20(d)		$375,000	393,938
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)		300,000	284,376
Royal Bank of Scotland Group plc, 4.80%, 04/05/26		280,000	280,333
Standard Chartered plc, 7.50%, 04/02/22(a)(d)		200,000	200,700

			1,159,347

Capital Markets 1.6%
Charles Schwab Corp. (The), Series E, 4.62%, 03/01/22(d)		200,000	192,500
Jefferies Group LLC, 4.85%, 01/15/27		245,000	243,894

			436,394

Chemicals 0.6%
Koppers, Inc., 6.00%, 02/15/25(a)		175,000	181,125

Commercial Services & Supplies 2.2%
AMN Healthcare, Inc., 5.13%, 10/01/24(a)		160,000	160,400
Genneia SA, 8.75%, 01/20/22(a)		150,000	155,250
Park Aerospace Holdings Ltd. 5.25%, 08/15/22(a)		100,000	102,500
5.50%, 02/15/24(a)		135,000	138,645
Tervita Escrow Corp., 7.63%, 12/01/21(a)		65,000	67,437

			624,232

Communications Equipment 0.8%
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24(a)	GBP	175,000	222,385

Computers & Peripherals 1.0%
Diamond 1 Finance Corp., 5.45%, 06/15/23(a)		$250,000	268,541

Consumer Finance 1.5%
General Motors Financial Co., Inc. 4.30%, 07/13/25		250,000	249,122
5.25%, 03/01/26		155,000	164,370

			413,492

Diversified Financial Services 1.9%
Cabot Financial Luxembourg SA, 7.50%, 10/01/23(a)	GBP	200,000	250,845
Mercury Bondco plc, 8.25%, 05/30/21(a)(e)	EUR	250,000	285,056

			535,901

Diversified Telecommunication Services 1.7%
Frontier Communications Corp., 7.13%, 01/15/23		$250,000	223,750
SFR Group SA, 7.38%, 05/01/26(a)		255,000	261,694

			485,444

Electric Utilities 1.0%
Pampa Energia SA, 7.50%, 01/24/27(a)		295,000	292,038

Energy Equipment & Services 2.6%
Noble Holding International Ltd., 7.75%, 01/15/24		205,000	203,719
Petrobras Global Finance BV, 8.38%, 05/23/21		220,000	245,300
Sunoco LP 6.25%, 04/15/21		170,000	174,303
6.38%, 04/01/23		105,000	107,782

			731,104

Food & Staples Retailing 1.3%
BI-LO LLC, 9.25%, 02/15/19(a)		250,000	206,200
Fresh Market, Inc. (The), 9.75%, 05/01/23(a)		195,000	173,550

			379,750

Food Products 1.6%
BRF GmbH, 4.35%, 09/29/26(a)		220,000	207,075
JBS USA LUX SA, 5.75%, 06/15/25(a)		250,000	256,625

			463,700

Health Care Providers & Services 1.8%
HomeVi SAS, 4.25%, 11/15/21(a)(b)	EUR	100,000	109,299
Quorum Health Corp., 11.63%, 04/15/23(a)		$420,000	394,800

			504,099

Hotels, Restaurants & Leisure 4.7%
Caesars Entertainment Resort Properties LLC, 11.00%, 10/01/21		185,000	201,419
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24(a)		235,000	246,163
Penn National Gaming, Inc., 5.63%, 01/15/27(a)		530,000	530,673
TVL Finance plc, 8.50%, 05/15/23(a)	GBP	250,000	336,609

			1,314,864

Independent Power and Renewable Electricity Producers 0.6%
NRG Energy, Inc., 6.63%, 01/15/27(a)		$160,000	158,800

Insurance 1.3%
CNO Financial Group, Inc., 5.25%, 05/30/25		360,000	362,372

Leisure Equipment & Products 1.0%
Cirsa Funding Luxembourg SA, 5.88%, 05/15/23	EUR	250,000	280,238

Metals & Mining 2.3%
Aleris International, Inc., 9.50%, 04/01/21(a)		$220,000	239,250
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(a)		370,000	412,328

			651,578

Multiline Retail 0.5%
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(a)		250,000	154,375

Oil, Gas & Consumable Fuels 2.5%
CONSOL Energy, Inc., 5.88%, 04/15/22		110,000	106,425
Teekay Corp., 8.50%, 01/15/20		415,000	408,775
Tullow Oil plc, 6.25%, 04/15/22(a)		200,000	185,000

			700,200

Road & Rail 0.4%
Avis Budget Finance plc, 4.13%, 11/15/24(a)	EUR	110,000	115,539

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Technology Hardware, Storage & Peripherals 0.3%
Seagate HDD Cayman, 4.88%, 03/01/24(a)	$95,000	$95,237

Trading Companies & Distributors 1.9%
Aircastle Ltd., 5.50%, 02/15/22	500,000	524,950

Total Corporate Bonds (cost $11,739,392)		11,823,399

Foreign Government Securities 5.0%

	Principal Amount	Market Value
BRAZIL 1.8%
Federative Republic of Brazil, 5.63%, 02/21/47	555,000	516,150

INDONESIA 2.0%
Republic of Indonesia, 3.75%, 06/14/28(a)	EUR 500,000	566,300

MEXICO 0.5%
Petroleos Mexicanos, 6.75%, 09/21/47	$150,000	141,555

QATAR 0.7%
State of Qatar, 3.25%, 06/02/26(a)	200,000	195,540

Total Foreign Government Securities (cost $1,443,396)		1,419,545

Loan Participations 9.9%

	Principal Amount	Market Value
Communications Equipment 2.0%
Avaya, 1st Lien Tranche B7 Term Loan, 6.28%, 05/29/20	298,196	246,674
Avaya, Inc., DIP Term Loan, 8.50%, 01/19/18	300,000	308,541

		555,215

Diversified Telecommunication Services 1.4%
Windstream Corp., Term Loan B, 4.78%, 03/29/21	399,000	402,743

Food Products 0.7%
JBS USA LLC, 1st Lien Term Loan, 3.25%, 10/30/22	190,000	190,357

Hotels, Restaurants & Leisure 3.1%
Mohegan Tribal Gaming Authority, Tranche B Term Loan, 5.50%, 10/13/23	364,088	367,663
YUM Brands/KFC Holdings/Pizza H Term Loan B, 3.52%, 06/16/23	497,500	504,808

		872,471

Media 1.5%
CBS Radio, Inc., 1st Lien Tranche B Term Loan, 4.50%, 10/06/23	430,189	433,686

Multiline Retail 0.7%
JC Penny Corp., 1st Lien Term Loan B, 5.25%, 06/23/23	197,500	197,192

Oil, Gas & Consumable Fuels 0.5%
Chesapeake Energy Corp., Term loan, 8.50%, 08/23/21	115,000	125,733

Total Loan Participations (cost $2,727,894)		2,777,397

Short-Term Investments 0.8%

	Principal Amount	Market Value
U.S. Treasury Obligations 0.8%
U.S. Treasury Bills 0.00%, 02/16/17(f)	160,000	159,970
0.00%, 03/02/17	60,000	59,977

Total Short-term Investments (cost $219,948)		219,947

Total Investments (cost $26,713,801) (g) — 97.3%		27,396,536
Other assets in excess of liabilities — 2.7%		756,299

NET ASSETS — 100.0%		$28,152,835

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2017 was $13,561,720 which represents 48.17% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2017. The maturity date represents the actual maturity date.
(c)	Illiquid security.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2017. The maturity date reflects the next call date.
(e)	PIK-- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(f)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(g)	At January 31, 2017, the tax basis cost of the Fund’s investments was $26,713,801, tax unrealized appreciation and depreciation were $944,161 and $(261,426), respectively.

BV	Private Limited Liability Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GmbH	Limited Liability Company
GNMA	Government National Mortgage Association
IO	Interest only (IO) strips are the interest portion of mortgage, Treasury or bond payments, which is separated and sold individually from the principal portion of those same payments.
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
plc	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SAS	Joint Stock Company
SpA	Limited Share Company

Currency:
EUR	Euro
GBP	Great British Pound

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

At January 31, 2017, the Fund’s open swap contracts were as follows:

Centrally cleared credit default swaps on credit indices — buy protection1

Reference Entity	Fixed Annual Rate paid by Fund	Notional Amount[2]	Implied Credit Spread as of January 31, 2017[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index Series 27	5.00%	$2,500,000	3.522%	12/20/21	$(103,081)	$(66,182)
Markit CDX North America Investment Grade Index Series 27	1.00%	3,000,000	0.666%	12/20/21	(27,271)	(22,463)

					$(130,352)	$(88,645)

CDX Credit Default Swap Index

1	The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

At January 31, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of America NA	02/28/17	(620,000)	$(778,230)	$(780,286)	$(2,056)
Euro	Bank of America NA	02/28/17	(1,255,000)	(1,343,117)	(1,355,978)	(12,861)
Euro	Bank of America NA	02/28/17	(260,000)	(280,992)	(280,920)	72

Total Short Contracts				$(2,402,339)	$(2,417,184)	$(14,845)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Euro	Bank of America NA	02/02/17	260,000	$280,730	$280,670	$(60)

At January 31, 2017, the Fund’s open futures contracts were as follows:
Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
25	U.S. Treasury 10 Year Note	03/22/17	$3,111,719	$(12,752)
10	U.S. Treasury 5 Year Note	03/31/17	1,178,672	(1,666)
3	U.S. Treasury Ultra Bond	03/22/17	482,063	(5,702)

			$4,772,454	$(20,120)

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(28)	10 Year USD Deliverable Interest Rate Swap Futures	03/13/17	$2,631,125	$20,594
(27)	5 Year USD Deliverable Interest Rate Swap Futures	03/13/17	2,631,656	10,901
(20)	EURO-BUND Future	03/08/17	3,500,387	(8,177)
(10)	U.S. Treasury Long Bond	03/22/17	1,508,438	14,820

			$10,271,606	$38,138

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$3,478,412	$—	$3,478,412
Collateralized Mortgage Obligations	—	5,040,937	—	5,040,937
Commercial Mortgage-Backed Securities	—	2,636,899	—	2,636,899
Corporate Bonds	—	11,823,399	—	11,823,399
Foreign Government Securities	—	1,419,545	—	1,419,545
Forward Foreign Currency Contracts	—	72	—	72
Futures Contracts	46,315	—	—	46,315
Loan Participations	—	2,777,397	—	2,777,397
Short-Term Investments	—	219,947	—	219,947

Total Assets	$46,315	$27,396,608	$—	$27,442,923

Liabilities:
Swap Contracts*	$—	$(88,645)	$—	$(88,645)
Forward Foreign Currency Contracts	—	(14,977)	—	(14,977)
Futures Contracts	(28,297)	—	—	(28,297)

Total Liabilities	$(28,297)	$(103,622)	$—	$(131,919)

Total	$18,018	$27,292,986	$—	$27,311,004

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts and financial futures contracts.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended January 31, 2017. Credit default swap contracts are either privately negotiated agreements between the Fund and counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund uses credit default swap contracts to create synthetic long exposure to domestic and emerging markets indices. Under the terms of the swap agreements, upfront payments may be exchanged between the seller and the buyer. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2017 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss).

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Futures Contracts

The Fund is subject interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to/hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2017

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$72

Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	46,315

Total		$46,387

Liabilities:		Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$(88,645)

Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(14,977)
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	(28,297)

Total		$(131,919)

(a)	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Amundi World Bond Fund

Collateralized Mortgage Obligations 1.8%

	Principal Amount		Market Value
FHLMC Structured Agency Credit Risk Debt Note, 0.00%, 07/25/29(a)		$250,000	$250,000
FNMA Connecticut Avenue Securities Series 2016-C05, Class 2M2, 5.22%, 01/25/29(a)		150,000	159,657
Series 2017-C01, Class 1B1, 6.52%, 07/25/29(a)(b)		195,000	205,725

Total Collateralized Mortgage Obligations (cost $602,789)			615,382

Corporate Bonds 44.2%

	Principal Amount		Market Value
Automobiles 0.7%
FCA Capital Ireland plc, Reg. S, 2.88%, 01/26/18	EUR	210,000	232,482

Banks 13.1%
Banco Bilbao Vizcaya Argentaria SA, Reg. S, 7.00%, 02/19/19(c)		200,000	206,185
Bank of America Corp. 2.63%, 04/19/21		$500,000	496,241
3.25%, 10/21/27		80,000	75,522
Barclays Bank plc, Reg. S, 6.00%, 01/14/21	EUR	210,000	263,275
Barclays plc, 4.38%, 01/12/26		$210,000	210,951
BNP Paribas SA, Reg. S, 2.88%, 03/20/26(a)	EUR	245,000	274,110
Citigroup, Inc., 3.40%, 05/01/26		$440,000	424,699
Fifth Third Bank, 1.63%, 09/27/19		170,000	168,037
HSBC Holdings plc 2.95%, 05/25/21		200,000	200,262
2.65%, 01/05/22		400,000	392,458
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)		400,000	379,168
JPMorgan Chase & Co., 2.30%, 08/15/21		525,000	515,885
Mizuho Financial Group, Inc., 2.27%, 09/13/21		200,000	194,528
Royal Bank of Scotland Group plc, 3.88%, 09/12/23		200,000	194,369
Societe Generale SA, 8.00%, 09/29/25(b)(c)		250,000	251,875
Standard Chartered plc, 7.75%, 04/02/23(b)(c)		330,000	328,763

			4,576,328

Beverages 0.4%
Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26		140,000	140,401

Biotechnology 0.7%
Gilead Sciences, Inc., 2.95%, 03/01/27		250,000	237,661

Capital Markets 6.8%
Deutsche Bank AG, 3.38%, 05/12/21		290,000	288,836
Goldman Sachs Group, Inc. (The) 3.00%, 04/26/22		300,000	298,001
3.50%, 11/16/26		120,000	116,447
4.75%, 10/21/45		245,000	253,917
Intercontinental Exchange, Inc., 3.75%, 12/01/25		200,000	205,581
Jefferies Group LLC, 4.85%, 01/15/27		310,000	308,600
Morgan Stanley, Series J, 5.55%, 07/15/20(c)		200,000	205,250
Morgan Stanley 2.50%, 04/21/21		500,000	493,710
4.10%, 05/22/23		210,000	215,753

			2,386,095

Commercial Services & Supplies 0.1%
Tervita Escrow Corp., 7.63%, 12/01/21(b)		30,000	31,125

Consumer Finance 1.8%
Ford Motor Credit Co. LLC, 3.34%, 03/18/21		410,000	414,134
General Motors Financial Co., Inc., 2.40%, 05/09/19		210,000	209,417

			623,551

Diversified Financial Services 0.6%
EDP Finance BV, 5.25%, 01/14/21(b)		200,000	212,873

Diversified Telecommunication Services 2.7%
AT&T, Inc. 1.70%, 06/01/17		700,000	700,784
4.75%, 05/15/46		150,000	137,013
Frontier Communications Corp., 11.00%, 09/15/25		100,000	101,125

			938,922

Electric Utilities 2.0%
Duke Energy Corp., 3.75%, 09/01/46		250,000	226,744
Enel SpA, Reg. S, 6.50%, 01/10/74(a)	EUR	420,000	487,960

			714,704

Energy Equipment & Services 1.0%
Petrobras Global Finance BV, 8.75%, 05/23/26		$300,000	337,920

Food Products 0.6%
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21(b)		200,000	192,375

Hotels, Restaurants & Leisure 0.5%
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24(b)		170,000	178,075

Industrial Conglomerates 0.6%
General Electric Co., 4.50%, 03/11/44		200,000	214,302

Insurance 2.5%
Allianz SE, Reg. S, 4.75%, 10/24/23(c)	EUR	200,000	237,352
Aon plc, 3.88%, 12/15/25		$200,000	204,513
Assicurazioni Generali SpA, Reg. S, 5.00%, 06/08/48(a)	EUR	200,000	216,893
Metropolitan Life Global Funding I, 3.45%, 12/18/26(b)		$205,000	205,783

			864,541

Media 1.5%
Charter Communications Operating LLC, 3.58%, 07/23/20		210,000	215,137
Omnicom Group, Inc., 3.60%, 04/15/26		200,000	198,214
Viacom, Inc., 3.45%, 10/04/26		130,000	120,668

			534,019

Metals & Mining 0.1%
Steel Dynamics, Inc., 5.00%, 12/15/26(b)		50,000	50,875

Multi-Utilities 1.4%
Engie SA, Reg. S, 4.75%, 07/10/21(c)	EUR	200,000	239,898
Sempra Energy, 1.63%, 10/07/19		$250,000	247,156

			487,054

Oil, Gas & Consumable Fuels 2.5%
Enbridge, Inc., 4.25%, 12/01/26		60,000	61,744
Energy Transfer Partners LP, 2.50%, 06/15/18		400,000	402,780
Hess Corp., 4.30%, 04/01/27		400,000	400,664

			865,188

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Pharmaceuticals 0.5%
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21		$200,000	$190,542

Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc., 3.85%, 08/04/46		140,000	130,119
Diamond 1 Finance Corp., 6.02%, 06/15/26(b)		450,000	485,856
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		200,000	208,268
Seagate HDD Cayman, 4.88%, 03/01/24(b)		120,000	120,300

			944,543

Thrifts & Mortgage Finance 0.6%
BPCE SA, 5.15%, 07/21/24(b)		200,000	203,933

Wireless Telecommunication Services 0.8%
Telefonica Europe BV, Reg. S, 6.75%, 11/26/20(c)		GBP 200,000	265,941

Total Corporate Bonds (cost $15,755,941)			15,423,450

Foreign Government Securities 23.9%

	Principal Amount		Market Value
ARGENTINA 0.6%
Republic of Argentina, 6.88%, 01/26/27(b)		$220,000	217,800

BRAZIL 1.5%
Federative Republic of Brazil 6.00%, 04/07/26		300,000	321,450
5.63%, 02/21/47		200,000	186,000

			507,450

CANADA 3.4%
Canadian Government International Bond, 1.50%, 06/01/26	CAD	1,600,000	1,201,921

CROATIA 1.1%
Republic of Croatia, Reg. S, 3.00%, 03/11/25	EUR	350,000	376,473

FRANCE 4.0%
French Republic, Reg. S, 0.25%, 11/25/26		1,400,000	1,400,220

INDONESIA 0.6%
Republic of Indonesia, 3.75%, 06/14/28(b)		200,000	226,520

IRELAND 1.2%
Republic of Ireland, Reg. S, 2.40%, 05/15/30		350,000	413,220

ITALY 1.2%
Italy Buoni Poliennali Del Tesoro, Reg. S, 2.36%, 09/15/24(b)		353,584	427,154

MEXICO 3.3%
Petroleos Mexicanos 4.63%, 09/21/23		$200,000	195,000
6.75%, 09/21/47		300,000	283,110
United Mexican States, 6.50%, 06/10/21	MXN	14,000,000	656,483

			1,134,593

PORTUGAL 4.1%
Portuguese Republic Reg. S, 2.20%, 10/17/22(b)	EUR	700,000	730,552
Reg. S, 2.88%, 07/21/26(b)		380,000	368,631
Reg. S, 4.10%, 02/15/45(b)	EUR	350,000	320,297

			1,419,480

UNITED KINGDOM 2.9%
United Kingdom Gilt, Reg. S, 2.00%, 09/07/25	GBP	750,000	999,251

Total Foreign Government Securities (cost $8,979,856)			8,324,082

U.S. Treasury Obligations 28.2%

	Principal Amount		Market Value
U.S. Treasury Bond, 2.25%, 08/15/46		$2,000,000	1,682,188

U.S. Treasury Inflation Indexed Note, 0.38%, 07/15/25(d)		1,400,000	1,432,347

U.S. Treasury Notes 0.63%, 05/31/17(e)		2,000,000	2,000,156
0.88%, 10/15/17		2,350,000	2,351,835
0.75%, 10/31/18		1,000,000	993,125
1.50%, 08/15/26		1,500,000	1,379,063

Total U.S. Treasury Obligations (cost $10,123,931)			9,838,714

Purchased Options 0.1%

	Number of Contracts		Market Value
Put Options 0.1%
Euro FX Currency Future, Expires 06/09/17, Strike Price USD 1.09*		10	30,500

Total Purchased Options (cost $25,156)			30,500

Total Investments (cost $35,487,673) (f) — 98.2%			34,232,128
Other assets in excess of liabilities — 1.8%			628,048

NET ASSETS — 100.0%			$34,860,176

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2017. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2017 was $5,137,680 which represents 14.74% of net assets.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2017. The maturity date reflects the next call date.
(d)	Principal amounts are not adjusted for inflation.
(e)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(f)	At January 31, 2017, the tax basis cost of the Fund’s investments was $35,489,996, tax unrealized appreciation and depreciation were $63,230 and $(1,321,098), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

AG	Stock Corporation
BV	Private Limited Liability Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

Currency:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso

At January 31, 2017, the Fund’s open swap contracts were as follows:

Centrally cleared credit default swaps on credit indices — buy protection1

Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]		Implied Credit Spread as of January 31, 2017[3]	Termination Date	Upfront Premium (Received)/Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index Series 27	5.00%		$2,000,000	3.522%	12/20/21	$120,979	$(14,431)

Centrally cleared credit default swaps on credit indices — sell protection[5]
Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]		Implied Credit Spread as of January 31, 2017[3]	Termination Date	Upfront Premium (Received)/Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit iTraxx Europe Crossover Index Series 26	5.00%	EUR	800,000	3.009%	12/20/21	$69,231	$11,386

CDX Credit Default Swap Index

1	The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium from the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
5	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

At January 31, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Barclays Bank plc	02/15/17	(700,000)	$(523,315)	$(530,719)	$(7,404)
British Pound	Barclays Bank plc	02/15/17	(280,000)	(352,007)	(352,312)	(305)
British Pound	Barclays Bank plc	02/15/17	(810,000)	(1,032,373)	(1,019,187)	13,186
British Pound	Barclays Bank plc	02/15/17	(560,000)	(690,240)	(704,623)	(14,383)
Canadian Dollar	Barclays Bank plc	02/15/17	(1,706,214)	(1,300,000)	(1,311,351)	(11,351)
Canadian Dollar	Barclays Bank plc	02/15/17	(463,384)	(350,000)	(356,144)	(6,144)
Canadian Dollar	Barclays Bank plc	02/15/17	(843,247)	(630,000)	(648,097)	(18,097)
Chinese Yuan	Barclays Bank plc	02/15/17	(4,903,207)	(700,000)	(712,073)	(12,073)
Euro	Barclays Bank plc	02/15/17	(327,516)	(350,000)	(353,709)	(3,709)
Euro	Barclays Bank plc	02/15/17	(7,900,000)	(8,399,199)	(8,531,797)	(132,598)
Euro	Barclays Bank plc	02/15/17	(382,260)	(400,000)	(412,831)	(12,831)
Euro	Barclays Bank plc	02/15/17	(1,762,671)	(1,880,000)	(1,903,640)	(23,640)
Japanese Yen	Barclays Bank plc	02/15/17	(40,349,032)	(350,000)	(357,466)	(7,466)
Japanese Yen	Barclays Bank plc	02/15/17	(172,756,380)	(1,500,000)	(1,530,509)	(30,509)
Japanese Yen	Barclays Bank plc	02/15/17	(59,040,150)	(500,000)	(523,057)	(23,057)
Japanese Yen	Barclays Bank plc	02/15/17	(75,737,765)	(660,000)	(670,987)	(10,987)
Korean Won	Barclays Bank plc	02/10/17	(1,020,779,700)	(870,000)	(878,497)	(8,497)
Mexican Peso	Barclays Bank plc	02/15/17	(26,525,330)	(1,300,000)	(1,269,745)	30,255
New Zealand Dollar	Barclays Bank plc	02/15/17	(2,400,000)	(1,730,622)	(1,760,219)	(29,597)
New Zealand Dollar	Barclays Bank plc	02/15/17	(450,000)	(322,620)	(330,041)	(7,421)
Norwegian Krone	Barclays Bank plc	02/15/17	(6,063,088)	(700,000)	(735,162)	(35,162)
Polish Zlotych	Barclays Bank plc	02/15/17	(2,737,574)	(650,000)	(683,429)	(33,429)
Russian Ruble	JPMorgan Chase Bank	02/10/17	(45,317,051)	(726,000)	(751,834)	(25,834)
Swiss Franc	Barclays Bank plc	02/15/17	(624,058)	(620,000)	(631,027)	(11,027)

Total Short Contracts				$(26,536,376)	$(26,958,456)	$(422,080)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Brazilian Real	Barclays Bank plc	02/10/17	3,642,009	$1,050,000	$1,153,244	$103,244
British Pound	Barclays Bank plc	02/15/17	277,863	350,001	349,623	(378)
British Pound	Barclays Bank plc	02/15/17	1,050,000	1,331,724	1,321,168	(10,556)
Canadian Dollar	Barclays Bank plc	02/15/17	458,081	350,000	352,069	2,069
Euro	Barclays Bank plc	02/15/17	350,000	365,074	377,991	12,917
Euro	Barclays Bank plc	02/15/17	367,381	390,000	396,762	6,762
Euro	Barclays Bank plc	02/15/17	650,000	695,059	701,983	6,924
Indian Rupee	Barclays Bank plc	02/10/17	48,223,700	700,000	710,027	10,027
Japanese Yen	Barclays Bank plc	02/15/17	121,220,840	1,040,000	1,073,937	33,937
Japanese Yen	JPMorgan Chase Bank	02/15/17	82,193,909	700,000	728,184	28,184
Mexican Peso	JPMorgan Chase Bank	02/15/17	20,379,185	1,000,000	975,535	(24,465)
New Zealand Dollar	Barclays Bank plc	02/15/17	940,000	675,533	689,419	13,886
Norwegian Krone	Barclays Bank plc	02/15/17	6,059,154	700,000	734,685	34,685
Russian Ruble	Barclays Bank plc	02/10/17	45,293,500	700,000	751,443	51,443
Swedish Krona	Barclays Bank plc	02/15/17	6,228,023	680,000	712,384	32,384
Swiss Franc	Barclays Bank plc	02/15/17	658,010	650,000	665,358	15,358

Total Long Contracts				$11,377,391	$11,693,812	$316,421

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

At January 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
17	Australian 10 Year Bond Future	03/15/17	$1,654,099	$19,247
7	Dollar Index Future	03/13/17	696,367	(4,669)
28	EURO-BOBL Future	03/08/17	4,018,244	(12,939)
1	EURO-BUXL 30-Year Bond Future	03/08/17	180,492	(9,654)
2	Japan 10 Year Bond Treasury Future	03/13/17	2,654,858	(4,948)
6	U.S. Treasury 2 Year Note	03/31/17	1,300,781	360
19	U.S. Treasury 5 Year Note	03/31/17	2,239,477	5,742

			$12,744,318	$(6,861)

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(20)	Euro-BTP Future	03/08/17	$2,826,347	$90,356
(14)	EURO-BUND Future	03/08/17	2,450,271	(14,833)
(13)	EURO-OAT Future	03/08/17	2,075,134	50,389
(7)	Long Gilt Future	03/29/17	1,090,799	(2,420)
(60)	U.S. Treasury 10 Year Note	03/22/17	7,468,125	11,747
(10)	U.S. Treasury Long Bond	03/22/17	1,508,437	(33,461)
(2)	U.S. Treasury Ultra Bond	03/22/17	321,375	2,995

			$17,740,488	$104,773

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$615,382	$—	$615,382
Corporate Bonds	—	15,423,450	—	15,423,450
Foreign Government Securities	—	8,324,082	—	8,324,082
U.S. Treasury Obligations	—	9,838,714	—	9,838,714
Purchased Options	30,500	—	—	30,500
Swap Contracts*	—	11,386	—	11,386
Forward Foreign Currency Contracts	—	395,261	—	395,261
Futures Contracts	180,836	—	—	180,836

Total Assets	$211,336	$34,608,275	$—	$34,819,611

Liabilities:
Swap Contracts*	$—	$(14,431)	$—	$(14,431)
Forward Foreign Currency Contracts	—	(500,920)	—	(500,920)
Futures Contracts	(82,924)	—	—	(82,924)

Total Liabilities	$(82,924)	$(515,351)	$—	$(598,275)

Total	$128,412	$34,092,924	$—	$34,221,336

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts and financial futures contracts.

Options

The Fund purchased put options on foreign currency futures contracts. Such put option investments are utilized to hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated. The purchase of put options serves as a short hedge.

Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, and otherwise at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. The Fund uses only American-style options, which can be exercised at any time prior to the expiration date of the option. This is in contrast to European-style options which can only be exercised at expiration of the option.

A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If a Fund is unable to effect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended January 31, 2017. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund utilized credit default swap contracts to manage broad credit market spread exposure. Under the terms of the swap agreements, upfront payments may be exchanged between the seller and the buyer. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.

As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2017 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss).

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts to manage currency exposures and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to interest rate and foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2017

Assets:		Fair Value
Purchased Options
Equity risk	Purchased options, at value	$30,500

Swap Contracts(a)
Credit risk	Swap contracts, at value	11,386
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	395,261
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	180,836

Total		$617,983

Liabilities:		Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$(14,431)

Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(500,920)
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	(78,255)
Currency risk	Unrealized depreciation from futures contracts	(4,669)

Total		$(598,275)

(a) Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks 91.3%

	Shares	Market Value
Aerospace & Defense 0.5%
National Presto Industries, Inc.(a)	4,400	$468,160

Airlines 0.8%
SkyWest, Inc.	20,500	725,700

Auto Components 1.3%
Cooper Tire & Rubber Co.	5,000	181,250
Spartan Motors, Inc.	67,800	535,620
Standard Motor Products, Inc.	9,785	487,978

		1,204,848

Banks 11.5%
Arrow Financial Corp.	2,800	98,840
Central Pacific Financial Corp.	19,600	614,068
Customers Bancorp, Inc.*	50,400	1,736,784
Enterprise Financial Services Corp.	22,700	945,455
Financial Institutions, Inc.	66,000	2,174,700
First Financial Corp.	47,650	2,303,877
MainSource Financial Group, Inc.	39,400	1,294,684
Peapack Gladstone Financial Corp.	20,800	628,264
Republic Bancorp, Inc., Class A	12,100	419,265
Sierra Bancorp	32,200	861,672

		11,077,609

Building Products 1.4%
Alpha Pro Tech Ltd.*	110,160	341,496
Masonite International Corp.*	5,000	333,000
Universal Forest Products, Inc.	7,000	711,970

		1,386,466

Chemicals 7.1%
Chase Corp.	22,570	1,986,160
Core Molding Technologies, Inc.*	17,800	274,476
Innophos Holdings, Inc.	8,300	403,712
Innospec, Inc.	21,300	1,519,755
Stepan Co.	27,100	2,116,781
Tredegar Corp.	23,821	530,017
		6,830,901

Commercial Services & Supplies 3.4%
ACCO Brands Corp.*	184,700	2,354,925
Brady Corp., Class A	21,370	776,799
CECO Environmental Corp.	11,900	156,128

		3,287,852

Communications Equipment 0.2%
NETGEAR, Inc.*	4,100	233,290

Construction & Engineering 1.8%
Goldfield Corp. (The)*	119,900	725,395
MYR Group, Inc.*	25,700	988,679

		1,714,074

Containers & Packaging 0.5%
Greif, Inc., Class A	8,300	477,914

Distributors 0.1%
AMCON Distributing Co.	1,100	113,300

Electric Utilities 3.6%
ALLETE, Inc.	6,800	444,380
PNM Resources, Inc.	45,200	1,554,880
Portland General Electric Co.	33,300	1,452,213

		3,451,473

Electrical Equipment 2.0%
EnerSys	24,300	1,894,185

Electronic Equipment, Instruments & Components 8.5%
AVX Corp.	21,200	343,440
Insight Enterprises, Inc.*	27,800	1,032,214
Kemet Corp.*	97,300	675,262
Kimball Electronics, Inc.*	80,800	1,381,680
Orbotech Ltd.*	43,800	1,528,182
PCM, Inc.*	27,467	616,634
Plexus Corp.*	10,000	543,000
Sanmina Corp.*	28,100	1,094,495
Wayside Technology Group, Inc.	57,113	959,499

		8,174,406

Energy Equipment & Services 3.9%
Archrock, Inc.	69,200	1,010,320
Atwood Oceanics, Inc.*	20,900	254,144
Dawson Geophysical Co.*	73,800	584,496
Gulf Island Fabrication, Inc.	10,600	147,340
Helix Energy Solutions Group, Inc.*	35,200	298,496
Matrix Service Co.*	4,800	107,520
Nabors Industries Ltd.	12,100	196,625
Natural Gas Services Group, Inc.*	10,950	314,265
Oil States International, Inc.*	7,700	304,150
Patterson-UTI Energy, Inc.	6,000	168,240
Rowan Cos. plc, Class A*	10,000	179,200
Unit Corp. *	7,700	200,200

		3,764,996

Equity Real Estate Investment Trusts (REITs) 5.7%
Agree Realty Corp.	19,400	909,860
American Assets Trust, Inc.	29,000	1,244,970
Corporate Office Properties Trust	17,900	569,578
Cousins Properties, Inc.	68,100	578,850
DCT Industrial Trust, Inc.	7,100	317,299
Mid-America Apartment Communities, Inc.	10,500	996,975
One Liberty Properties, Inc.	9,000	208,440
Urstadt Biddle Properties, Inc., Class A	27,112	608,664

		5,434,636

Food & Staples Retailing 0.8%
Village Super Market, Inc., Class A	26,300	796,627

Food Products 2.2%
Fresh Del Monte Produce, Inc.	10,000	572,500
Omega Protein Corp.*	63,500	1,584,325

		2,156,825

Health Care Equipment & Supplies 2.6%
FONAR Corp.*	64,121	1,211,887
OraSure Technologies, Inc.*	107,000	943,740
Utah Medical Products, Inc.	5,730	356,406

		2,512,033

Hotels, Restaurants & Leisure 0.5%
Speedway Motorsports, Inc.	20,700	444,843

Household Durables 2.7%
Flexsteel Industries, Inc.	35,400	1,800,444
La-Z-Boy, Inc.	29,300	837,980

		2,638,424

Insurance 6.2%
AMERISAFE, Inc.	3,400	214,370
Argo Group International Holdings Ltd.	26,200	1,675,490
Donegal Group, Inc., Class A	48,800	803,736
Employers Holdings, Inc.	29,900	1,089,855
OneBeacon Insurance Group Ltd., Class A	25,000	405,750
Selective Insurance Group, Inc.	43,300	1,805,610

		5,994,811

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services 0.4%
Reis, Inc.	18,000	$360,000

IT Services 0.7%
CSP, Inc.	31,915	324,576
Information Services Group, Inc.*	58,500	193,050
Net 1 UEPS Technologies, Inc.*	17,100	196,650

		714,276

Leisure Products 0.3%
Johnson Outdoors, Inc., Class A	7,200	248,256

Machinery 3.7%
Douglas Dynamics, Inc.	23,000	777,400
Eastern Co. (The)	18,900	374,220
Kadant, Inc.	19,300	1,188,880
Lydall, Inc.*	16,600	1,012,600
Supreme Industries, Inc., Class A	9,800	179,928

		3,533,028

Media 0.9%
Saga Communications, Inc., Class A	17,100	860,130

Metals & Mining 2.0%
Kaiser Aluminum Corp.	13,000	1,019,980
Schnitzer Steel Industries, Inc., Class A	24,400	577,060
SunCoke Energy, Inc.*	31,900	281,358

		1,878,398

Multi-Utilities 0.6%
NorthWestern Corp.	10,600	605,366

Oil, Gas & Consumable Fuels 0.8%
Carrizo Oil & Gas, Inc.*	1,900	67,184
Gran Tierra Energy, Inc.*(a)	113,600	293,088
Synergy Resources Corp.*	19,800	170,478
Western Refining, Inc.	7,000	245,070

		775,820

Paper & Forest Products 0.6%
Mercer International, Inc.	9,500	113,525
Schweitzer-Mauduit International, Inc.	10,900	483,197

		596,722

Professional Services 2.5%
CBIZ, Inc.*	104,700	1,371,570
CRA International, Inc.	25,600	850,688
ICF International, Inc.*	2,800	145,600

		2,367,858

Semiconductors & Semiconductor Equipment 3.1%
Amkor Technology, Inc.*	103,300	972,053
Kulicke & Soffa Industries, Inc.*	49,800	875,484
Rudolph Technologies, Inc.*	49,800	1,142,910

		2,990,447

Software 0.3%
GlobalSCAPE, Inc.	71,204	277,696

Specialty Retail 1.6%
Big 5 Sporting Goods Corp.	42,800	659,120
Caleres, Inc.	21,900	673,425
Chico’s FAS, Inc.	17,200	232,028

		1,564,573

Thrifts & Mortgage Finance 5.7%
First Defiance Financial Corp.	51,225	2,482,363
Flagstar Bancorp, Inc.*	59,000	1,520,430
Territorial Bancorp, Inc.	46,350	1,467,905

		5,470,698

Wireless Telecommunication Services 0.8%
Spok Holdings, Inc.	39,300	807,615

Total Common Stocks (cost $71,655,509)		87,834,256

Exchange Traded Funds 7.4%

	Shares	Market Value
Equity Funds 7.4%
Guggenheim S&P Smallcap 600 Pure Value ETF	28,300	2,003,923
iShares Russell 2000 Value ETF	19,900	2,346,807
Vanguard Small-Cap Value ETF	22,400	2,728,096

Total Exchange Traded Funds (cost $5,520,239)		7,078,826

Investment Company 0.0%

	Shares	Market Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio – Institutional Class, 0.47%(b)(c)	32,821	32,821

Total Investment Company (cost $32,821)		32,821

Repurchase Agreement 0.7%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.55%, Dated 01/31/17, due 02/01/17, repurchase price $714,200, collateralized by U.S. Treasury Note, 2.13%, maturing 05/15/25; total market value $733,054.(c)	$714,189	714,189

Total Repurchase Agreement (cost $714,189)		714,189

Total Investments (cost $77,922,758) (d) — 99.4%		95,660,092
Other assets in excess of liabilities — 0.6%		543,742

NET ASSETS — 100.0%		$96,203,834

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $747,677, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $32,821 and $714,189 respectively.
(b)	Represents 7-day effective yield as of January 31, 2017.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2017 was $747,010.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

(d)	At January 31, 2017, the tax basis cost of the Fund’s investments was $78,064,257, tax unrealized appreciation and depreciation were $19,139,930 and $(1,544,095), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund
Ltd.	Limited
plc	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$87,834,256	$—	$—	$87,834,256
Exchange Traded Funds	7,078,826	—	—	7,078,826
Investment Company	32,821	—	—	32,821
Repurchase Agreement	—	714,189	—	714,189

Total	$94,945,903	$714,189	$—	$95,660,092

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Common Stocks 95.7%

	Shares	Market Value
ARGENTINA 2.1%
Banks 0.8%
Banco Macro SA, ADR	12,000	$901,680

Food Products 0.7%
Adecoagro SA*	70,000	809,900

Internet Software & Services 0.6%
MercadoLibre, Inc.	3,500	648,865

		2,360,445

BRAZIL 8.3%
Capital Markets 1.0%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros*	200,000	1,173,558

Electric Utilities 0.4%
Transmissora Alianca de Energia Eletrica SA	70,000	476,722

Food Products 1.3%
M Dias Branco SA*	10,000	393,260
Sao Martinho SA	165,000	1,071,340

		1,464,600

Health Care Providers & Services 0.9%
Qualicorp SA	150,000	981,086

Household Durables 0.7%
MRV Engenharia e Participacoes SA	200,000	809,876

Media 0.4%
Smiles SA	30,000	495,065

Oil, Gas & Consumable Fuels 2.1%
Cosan SA Industria e Comercio	110,000	1,405,764
Petroleo Brasileiro SA, ADR*	80,000	820,800

		2,226,564

Road & Rail 1.0%
Rumo Logistica Operadora Multimodal SA*	500,000	1,190,061

Water Utilities 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo*	60,000	596,934

		9,414,466

CHINA 16.0%
Automobiles 1.5%
Geely Automobile Holdings Ltd.	1,400,000	1,654,693

Banks 4.0%
Agricultural Bank of China Ltd., H Shares	2,500,000	1,044,305
China Construction Bank Corp., H Shares	1,500,000	1,112,083
China Merchants Bank Co. Ltd., H Shares	250,000	626,091
Industrial & Commercial Bank of China Ltd., H Shares	3,000,000	1,834,155

		4,616,634

Construction & Engineering 0.8%
China Railway Group Ltd., H Shares	1,000,000	875,313

Diversified Telecommunication Services 0.6%
China Communications Services Corp. Ltd., H Shares	1,000,000	679,772

Internet Software & Services 3.6%
NetEase, Inc., ADR	7,000	1,777,300
Tencent Holdings Ltd.	90,000	2,353,085

		4,130,385

IT Services 0.2%
TravelSky Technology Ltd., H Shares	117,680	264,334

Machinery 0.9%
Weichai Power Co. Ltd., H Shares	600,000	1,063,205

Oil, Gas & Consumable Fuels 0.8%
China Petroleum & Chemical Corp., H Shares	1,200,000	947,912

Real Estate Management & Development 1.0%
Country Garden Holdings Co. Ltd.	2,000,000	1,146,826

Textiles, Apparel & Luxury Goods 0.4%
Xtep International Holdings Ltd.	1,000,000	421,960

Transportation Infrastructure 0.7%
Zhejiang Expressway Co. Ltd., H Shares	750,000	753,328

Wireless Telecommunication Services 1.5%
China Mobile Ltd.	150,000	1,687,894

		18,242,256

COLOMBIA 2.1%
Banks 1.5%
Bancolombia SA, ADR	45,000	1,703,700

Oil, Gas & Consumable Fuels 0.6%
Ecopetrol SA, ADR*	70,000	658,000

		2,361,700

EGYPT 2.1%
Banks 2.1%
Commercial International Bank Egypt SAE, GDR REG	600,000	2,385,000

HONG KONG 4.6%
Electronic Equipment, Instruments & Components 1.4%
Kingboard Chemical Holdings Ltd.	450,000	1,548,468

Food & Staples Retailing 0.9%
Sun Art Retail Group Ltd.	1,000,000	1,007,875

Paper & Forest Products 1.6%
Lee & Man Paper Manufacturing Ltd.	750,000	674,157
Nine Dragons Paper Holdings Ltd.	1,000,000	1,150,934

		1,825,091

Water Utilities 0.7%
China Water Affairs Group Ltd.	1,150,000	782,218

		5,163,652

HUNGARY 5.4%

Banks 3.0%
OTP Bank plc	110,000	3,382,552

Oil, Gas & Consumable Fuels 1.1%
MOL Hungarian Oil & Gas plc	18,000	1,268,475

Pharmaceuticals 1.3%
Richter Gedeon Nyrt.	70,000	1,507,612

		6,158,639

INDIA 2.8%
Automobiles 0.9%
Bajaj Auto Ltd.	25,000	1,046,269

Chemicals 1.4%
UPL Ltd.	150,000	1,604,382

IT Services 0.5%
HCL Technologies Ltd.	45,000	538,916

		3,189,567

PAKISTAN 3.9%
Banks 1.5%
Habib Bank Ltd.	198,700	494,603
United Bank Ltd.	550,000	1,235,168

		1,729,771

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
PAKISTAN (continued)
Chemicals 0.7%
Engro Corp. Ltd.	250,000	$801,846

Construction Materials 1.1%
Lucky Cement Ltd.	150,000	1,196,607

Oil, Gas & Consumable Fuels 0.6%
Pakistan Oilfields Ltd.	150,000	700,917

		4,429,141

PERU 2.2%
Banks 1.5%
Credicorp Ltd.	10,000	1,636,800

Metals & Mining 0.7%
Cia de Minas Buenaventura SAA, ADR	60,000	827,400

		2,464,200

RUSSIA 9.4%
Banks 3.1%
Sberbank of Russia PJSC, ADR	300,000	3,498,000

Metals & Mining 1.7%
Severstal PJSC, GDR Reg. S	120,000	1,906,162

Oil, Gas & Consumable Fuels 4.6%
Gazprom PJSC, ADR	500,000	2,479,506
LUKOIL PJSC, ADR	50,000	2,810,251

		5,289,757

		10,693,919

SINGAPORE 1.0%
Software 1.0%
IGG, Inc.	1,500,000	1,117,744

SOUTH AFRICA 3.5%
Diversified Financial Services 0.9%
FirstRand Ltd.	250,000	931,279

Food & Staples Retailing 0.6%
SPAR Group Ltd. (The)	50,000	706,865

Household Durables 0.5%
Steinhoff International Holdings NV	125,000	602,735

Specialty Retail 0.9%
Super Group Ltd.*	350,000	949,350

Wireless Telecommunication Services 0.6%
Vodacom Group Ltd.	65,000	728,431

		3,918,660

SOUTH KOREA 10.6%
Banks 1.2%
Woori Bank*	125,000	1,411,101

Chemicals 1.0%
Lotte Chemical Corp.*	3,500	1,134,204

Electric Utilities 0.4%
Korea Electric Power Corp.*	13,000	476,099

Household Durables 0.6%
LG Electronics, Inc.	15,000	716,850

Industrial Conglomerates 0.9%
Hanwha Corp.*	35,000	1,062,113

Oil, Gas & Consumable Fuels 1.0%
SK Innovation Co. Ltd.*	8,500	1,151,495

Semiconductors & Semiconductor Equipment 0.9%
Dongbu HiTek Co. Ltd.*	65,000	983,308

Technology Hardware, Storage & Peripherals 4.6%
Samsung Electronics Co. Ltd.	3,000	5,102,330

		12,037,500

TAIWAN 15.5%
Auto Components 0.5%
Tong Yang Industry Co. Ltd.	300,000	553,789

Chemicals 0.8%
Formosa Chemicals & Fibre Corp.	300,000	929,980

Diversified Financial Services 0.8%
Fubon Financial Holding Co. Ltd.	550,000	893,888

Diversified Telecommunication Services 0.6%
Chunghwa Telecom Co. Ltd.	200,000	652,340

Electronic Equipment, Instruments & Components 4.2%
Hon Hai Precision Industry Co. Ltd.	1,100,000	2,949,957
Merry Electronics Co. Ltd.	250,000	1,046,194
WPG Holdings Ltd.	600,000	718,139

		4,714,290

Insurance 0.9%
China Life Insurance Co. Ltd.	1,000,000	978,678

Real Estate Management & Development 0.7%
Highwealth Construction Corp.	570,000	847,708

Semiconductors & Semiconductor Equipment 4.4%
Powertech Technology, Inc.	270,000	740,050
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	140,000	4,327,400

		5,067,450

Technology Hardware, Storage & Peripherals 2.0%
Lite-On Technology Corp.	850,000	1,283,880
Micro-Star International Co. Ltd.	400,000	970,468

		2,254,348

Textiles, Apparel & Luxury Goods 0.6%
Pou Chen Corp.	500,000	633,518

		17,525,989

THAILAND 6.2%
Banks 1.7%
Kasikornbank PCL, NVDR	125,000	669,776
Krung Thai Bank PCL, NVDR	2,500,000	1,349,527

		2,019,303

Construction Materials 0.6%
Siam Cement PCL (The), NVDR	45,000	646,856

Food & Staples Retailing 0.9%
CP ALL PCL, NVDR	600,000	1,030,485

Food Products 0.9%
Charoen Pokphand Foods PCL, NVDR	1,200,000	971,571

Oil, Gas & Consumable Fuels 0.8%
PTT PCL, NVDR	75,000	860,842

Specialty Retail 0.8%
Beauty Community PCL, NVDR	3,000,000	945,929

Transportation Infrastructure 0.5%
Airports of Thailand PCL, NVDR	50,000	588,838

		7,063,824

Total Common Stocks (cost $95,057,938)		108,526,702

Preferred Stocks 3.3%

	Shares	Market Value
BRAZIL 3.3%
Banks 2.5%
Banco Bradesco SA - Preference Shares*	100,000	1,037,733
Itau Unibanco Holding SA - Preference Shares	65,000	768,176

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Preferred Stocks (continued)

	Shares	Market Value
BRAZIL (continued)
Banks (continued)
Itausa - Investimentos Itau SA - Preference Shares	350,000	$1,030,751

		2,836,660

Chemicals 0.8%
Braskem SA - Preference Shares, Class A	85,000	877,757

Total Preferred Stocks (cost $3,348,161)		3,714,417

Exchange Traded Fund 0.5%

	Shares	Market Value
UNITED STATES 0.5%
iShares MSCI All Peru Capped ETF	15,000	525,600

Total Exchange Traded Fund (cost $448,811)		525,600

Total Investments (cost $98,854,910) (a) — 99.5%		112,766,719
Other assets in excess of liabilities — 0.5%		595,718

NET ASSETS — 100.0%		$113,362,437

*	Denotes a non-income producing security.
(a)	At January 31, 2017, the tax basis cost of the Fund’s investments was $98,893,260, tax unrealized appreciation and depreciation were $17,177,539 and $(3,304,080), respectively.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total

Assets:
Common Stocks
Auto Components	$—	$553,789	$—	$553,789
Automobiles	—	2,700,962	—	2,700,962
Banks	10,619,783	12,664,758	—	23,284,541
Capital Markets	1,173,558	—	—	1,173,558
Chemicals	801,846	3,668,566	—	4,470,412
Construction & Engineering	—	875,313	—	875,313
Construction Materials	—	1,843,463	—	1,843,463
Diversified Financial Services	—	1,825,167	—	1,825,167
Diversified Telecommunication Services	—	1,332,112	—	1,332,112
Electric Utilities	476,722	476,099	—	952,821
Electronic Equipment, Instruments & Components	—	6,262,758	—	6,262,758
Food & Staples Retailing	1,714,740	1,030,485	—	2,745,225
Food Products	2,274,500	971,571	—	3,246,071
Health Care Providers & Services	981,086	—	—	981,086
Household Durables	809,876	1,319,585	—	2,129,461
Industrial Conglomerates	—	1,062,113	—	1,062,113
Insurance	—	978,678	—	978,678
Internet Software & Services	2,426,165	2,353,085	—	4,779,250
IT Services	—	803,250	—	803,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Machinery	$—	$1,063,205	$—	$1,063,205
Media	495,065	—	—	495,065
Metals & Mining	827,400	1,906,162	—	2,733,562
Oil, Gas & Consumable Fuels	5,941,565	7,162,397	—	13,103,962
Paper & Forest Products	—	1,825,091	—	1,825,091
Pharmaceuticals	—	1,507,612	—	1,507,612
Real Estate Management & Development	—	1,994,534	—	1,994,534
Road & Rail	1,190,061	—	—	1,190,061
Semiconductors & Semiconductor Equipment	4,327,400	1,723,358	—	6,050,758
Software	—	1,117,744	—	1,117,744
Specialty Retail	949,350	945,929	—	1,895,279
Technology Hardware, Storage & Peripherals	—	7,356,678	—	7,356,678
Textiles, Apparel & Luxury Goods	—	1,055,478	—	1,055,478
Transportation Infrastructure	—	1,342,166	—	1,342,166
Water Utilities	596,934	782,218	—	1,379,152
Wireless Telecommunication Services	—	2,416,325	—	2,416,325

Total Common Stocks	$35,606,051	$72,920,651	$—	$108,526,702

Exchange Traded Fund	525,600	—	—	525,600
Preferred Stocks	3,714,417	—	—	3,714,417

Total	$39,846,068	$72,920,651	$—	$112,766,719

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended January 31, 2017, the Fund had three transfers of international common stocks from Level 2 to Level 1. The total market value of the three investments at the time of the transfer and at January 31, 2017, was $4,129,098 and $3,681,449, respectively. Each investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in a Level 2 classification. At January 31, 2017, the Fund valued each of these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service without a fair value factor, resulting in a Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks 98.5%

	Shares	Market Value
ARGENTINA 1.5%
Banks 0.8%
Banco Macro SA, ADR	42,000	$3,155,880

Food Products 0.4%
Adecoagro SA*	130,000	1,504,100

Internet Software & Services 0.3%
MercadoLibre, Inc.	6,000	1,112,340

		5,772,320

AUSTRIA 1.9%
Banks 0.5%
Erste Group Bank AG	60,000	1,828,871

Chemicals 0.5%
Lenzing AG	12,000	1,714,462

Oil, Gas & Consumable Fuels 0.5%
OMV AG	50,000	1,749,904

Real Estate Management & Development 0.4%
BUWOG AG*	70,000	1,670,374

		6,963,611

BRAZIL 2.5%
Capital Markets 0.6%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros*	320,000	1,877,693

Health Care Providers & Services 0.3%
Qualicorp SA	200,000	1,308,115

Household Durables 0.3%
MRV Engenharia e Participacoes SA	250,000	1,012,345

Media 0.2%
Smiles SA	50,000	825,109

Oil, Gas & Consumable Fuels 0.4%
Cosan SA Industria e Comercio	120,000	1,533,560

Road & Rail 0.4%
Rumo Logistica Operadora Multimodal SA*	600,000	1,428,073

Water Utilities 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo*	125,000	1,243,613

		9,228,508

CANADA 5.2%
Banks 1.8%
Canadian Imperial Bank of Commerce	25,000	2,128,915
Royal Bank of Canada	30,000	2,157,004
Toronto-Dominion Bank (The)	41,000	2,123,965

		6,409,884

Diversified Telecommunication Services 0.3%
BCE, Inc.	25,000	1,126,993

Food & Staples Retailing 0.2%
Metro, Inc.	25,000	759,462

Media 0.5%
Quebecor, Inc., Class B	60,000	1,807,032

Metals & Mining 0.7%
Hudbay Minerals, Inc.	200,000	1,566,186
Kinross Gold Corp.*	300,000	1,168,876

		2,735,062

Oil, Gas & Consumable Fuels 1.0%
Enbridge Income Fund Holdings, Inc.	30,000	788,242
Enerplus Corp.	325,000	2,897,214

		3,685,456

Thrifts & Mortgage Finance 0.3%
Genworth MI Canada, Inc.	50,000	1,253,794

Trading Companies & Distributors 0.4%
Russel Metals, Inc.	80,000	1,659,942

		19,437,625

COLOMBIA 1.3%
Banks 0.9%
Bancolombia SA, ADR	85,000	3,218,100

Oil, Gas & Consumable Fuels 0.4%
Ecopetrol SA, ADR*	175,000	1,645,000

		4,863,100

EGYPT 1.0%
Banks 1.0%
Commercial International Bank Egypt SAE, GDR REG	900,000	3,577,500

FINLAND 1.0%
Diversified Telecommunication Services 0.3%
Elisa OYJ	30,000	1,010,928

Paper & Forest Products 0.7%
UPM-Kymmene OYJ	120,000	2,721,590

		3,732,518

FRANCE 5.7%
Aerospace & Defense 0.9%
Thales SA	35,000	3,283,516

Auto Components 1.1%
Faurecia	30,000	1,303,487
Valeo SA	45,000	2,750,384

		4,053,871

Automobiles 0.6%
Peugeot SA*	125,000	2,326,328

Banks 1.6%
BNP Paribas SA	30,000	1,919,155
Societe Generale SA	90,000	4,399,879

		6,319,034

Construction & Engineering 0.4%
Bouygues SA	40,000	1,453,439

Insurance 0.7%
SCOR SE	75,000	2,538,294

IT Services 0.4%
Atos SE	15,000	1,595,917

		21,570,399

GERMANY 4.3%
Air Freight & Logistics 0.8%
Deutsche Post AG REG	90,000	3,020,855

Food & Staples Retailing 0.4%
METRO AG	40,000	1,368,830

Industrial Conglomerates 1.2%
Siemens AG REG	35,000	4,527,546

Insurance 0.6%
Hannover Rueck SE	20,000	2,202,991

Media 0.2%
ProSiebenSat.1 Media SE	20,000	850,827

Pharmaceuticals 0.6%
Bayer AG REG	20,000	2,221,583

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Wireless Telecommunication Services 0.5%
Freenet AG	60,000	$1,803,865

		15,996,497

HONG KONG 1.7%
Auto Components 0.5%
Xinyi Glass Holdings Ltd.*	2,000,000	1,798,926

Banks 0.5%
BOC Hong Kong Holdings Ltd.	500,000	1,998,941

Food Products 0.5%
WH Group Ltd.(a)	2,250,000	1,708,971

Real Estate Management & Development 0.2%
New World Development Co. Ltd.	750,000	865,346

		6,372,184

HUNGARY 2.4%
Banks 1.4%
OTP Bank plc	170,000	5,227,580

Oil, Gas & Consumable Fuels 0.5%
MOL Hungarian Oil & Gas plc	25,000	1,761,771

Pharmaceuticals 0.5%
Richter Gedeon Nyrt.	90,000	1,938,358

		8,927,709

JAPAN 24.4%
Airlines 1.1%
ANA Holdings, Inc.	600,000	1,782,178
Japan Airlines Co. Ltd.	70,000	2,229,023

		4,011,201

Auto Components 1.6%
Bridgestone Corp.	100,000	3,667,592
NHK Spring Co. Ltd.	75,000	755,753
Toyota Boshoku Corp.	70,000	1,552,003

		5,975,348

Automobiles 2.7%
Fuji Heavy Industries Ltd.	125,000	5,002,015
Mazda Motor Corp.	240,000	3,531,869
Suzuki Motor Corp.	50,000	1,929,644

		10,463,528

Banks 2.4%
Aozora Bank Ltd.	300,000	1,092,591
Mitsubishi UFJ Financial Group, Inc.	200,000	1,280,704
Mizuho Financial Group, Inc.	1,500,000	2,783,382
Resona Holdings, Inc.	300,000	1,624,222
Sumitomo Mitsui Financial Group, Inc.	60,000	2,353,920

		9,134,819

Beverages 0.9%
Kirin Holdings Co. Ltd.	200,000	3,277,147

Building Products 0.6%
Asahi Glass Co. Ltd.	150,000	1,114,445
Nichias Corp.	120,000	1,230,713

		2,345,158

Capital Markets 0.3%
SBI Holdings, Inc.	75,000	1,035,280

Chemicals 1.5%
DIC Corp.	30,000	929,015
Sumitomo Chemical Co. Ltd.	300,000	1,598,396
Teijin Ltd.	150,000	3,166,022

		5,693,433

Construction & Engineering 1.1%
Kajima Corp.	425,000	2,962,180
Tokyu Construction Co. Ltd.	150,000	1,179,909

		4,142,089

Diversified Financial Services 0.3%
ORIX Corp.	80,000	1,206,979

Diversified Telecommunication Services 0.9%
Nippon Telegraph & Telephone Corp.	80,000	3,533,785

Electric Utilities 0.6%
Chubu Electric Power Co., Inc.	100,000	1,335,052
Tohoku Electric Power Co., Inc.	90,000	1,098,682

		2,433,734

Food Products 0.4%
Nippon Suisan Kaisha Ltd.	300,000	1,477,113

Health Care Equipment & Supplies 1.2%
Hoya Corp.	100,000	4,358,696

Health Care Providers & Services 0.3%
Toho Holdings Co. Ltd.	50,000	1,078,724

Hotels, Restaurants & Leisure 0.3%
Round One Corp.	150,000	1,079,192

Insurance 0.3%
MS&AD Insurance Group Holdings, Inc.	30,000	1,003,606

Internet Software & Services 0.9%
Mixi, Inc.	75,000	3,253,963

IT Services 0.5%
Itochu Techno-Solutions Corp.	70,000	1,882,927

Machinery 0.9%
JTEKT Corp.	125,000	2,052,949
Makino Milling Machine Co. Ltd.	150,000	1,312,543

		3,365,492

Oil, Gas & Consumable Fuels 0.6%
TonenGeneral Sekiyu KK	200,000	2,352,021

Pharmaceuticals 0.3%
Daiichi Sankyo Co. Ltd.	50,000	1,118,655

Professional Services 0.3%
Meitec Corp.	30,000	1,126,486

Real Estate Management & Development 1.1%
Daiwa House Industry Co. Ltd.	100,000	2,708,216
Nomura Real Estate Holdings, Inc.	75,000	1,290,022

		3,998,238

Road & Rail 1.0%
Central Japan Railway Co.	15,000	2,423,795
Sankyu, Inc.	240,000	1,513,294

		3,937,089

Semiconductors & Semiconductor Equipment 0.9%
Tokyo Electron Ltd.	20,000	2,071,696
Tokyo Seimitsu Co. Ltd.	45,000	1,472,885

		3,544,581

Specialty Retail 0.3%
Adastria Co. Ltd.	40,000	1,073,422

Technology Hardware, Storage & Peripherals 0.7%
Seiko Epson Corp.	120,000	2,472,117

Wireless Telecommunication Services 0.4%
NTT DOCOMO, Inc.	60,000	1,434,605

		91,809,428

LUXEMBOURG 0.4%
Metals & Mining 0.4%
ArcelorMittal*	170,000	1,325,584

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
NETHERLANDS 1.7%
Oil, Gas & Consumable Fuels 1.7%
Royal Dutch Shell plc, Class B	220,000	$6,213,776

NEW ZEALAND 1.7%
Construction Materials 0.8%
Fletcher Building Ltd.	350,000	2,696,546

Diversified Telecommunication Services 0.5%
Spark New Zealand Ltd.	800,000	2,061,338

Hotels, Restaurants & Leisure 0.4%
SKYCITY Entertainment Group Ltd.	600,000	1,663,020

		6,420,904

NORWAY 1.9%
Banks 0.7%
DNB ASA	170,000	2,836,031

Diversified Telecommunication Services 0.5%
Telenor ASA	122,000	1,934,001

Food Products 0.7%
Salmar ASA	90,000	2,547,291

		7,317,323

PAKISTAN 1.1%
Banks 0.5%
United Bank Ltd.	800,000	1,796,607

Chemicals 0.4%
Engro Corp. Ltd.	500,000	1,603,693

Oil, Gas & Consumable Fuels 0.2%
Pakistan Petroleum Ltd.	450,000	761,461

		4,161,761

PERU 1.8%
Banks 0.9%
Credicorp Ltd.	22,000	3,600,960

Metals & Mining 0.9%
Cia de Minas Buenaventura SAA, ADR	150,000	2,068,500
Southern Copper Corp.	30,000	1,150,800

		3,219,300

		6,820,260

PORTUGAL 0.8%
Electric Utilities 0.3%
EDP - Energias de Portugal SA	350,000	1,017,842

Food & Staples Retailing 0.3%
Jeronimo Martins SGPS SA	60,000	1,015,536

Oil, Gas & Consumable Fuels 0.2%
Galp Energia SGPS SA	70,000	1,031,397

		3,064,775

RUSSIA 2.6%
Banks 0.9%
Sberbank of Russia PJSC, ADR	300,000	3,517,565

Metals & Mining 0.5%
Severstal PJSC, GDR Reg. S	120,000	1,906,162

Oil, Gas & Consumable Fuels 1.2%
Gazprom PJSC, ADR	300,000	1,488,504
LUKOIL PJSC, ADR	50,000	2,810,251

		4,298,755

		9,722,482

SINGAPORE 0.8%
Banks 0.5%
DBS Group Holdings Ltd.	135,000	1,825,196

Electronic Equipment, Instruments & Components 0.3%
Venture Corp., Ltd.	150,000	1,085,112

		2,910,308

SOUTH AFRICA 1.0%
Paper & Forest Products 1.0%
Mondi plc	175,000	3,867,878

SPAIN 1.9%
Banks 0.9%
Banco Santander SA	650,000	3,631,466

Electric Utilities 0.3%
Endesa SA	50,000	1,031,127

Electrical Equipment 0.4%
Gamesa Corp. Tecnologica SA	75,000	1,577,135

Oil, Gas & Consumable Fuels 0.3%
Repsol SA	70,000	1,037,518

		7,277,246

SWEDEN 1.7%
Aerospace & Defense 0.4%
Saab AB, Class B	40,000	1,633,519

Banks 0.4%
Swedbank AB, Class A	60,000	1,517,103

Food & Staples Retailing 0.3%
ICA Gruppen AB	30,000	980,361

Household Durables 0.3%
Electrolux AB Series B	40,000	1,063,644

Metals & Mining 0.3%
Boliden AB	40,000	1,166,896

		6,361,523

SWITZERLAND 4.1%
Chemicals 0.3%
Sika AG	200	1,051,051

Commercial Services & Supplies 0.3%
IWG plc	300,000	945,101

Insurance 0.6%
Swiss Life Holding AG REG*	8,000	2,428,701

Life Sciences Tools & Services 0.9%
Lonza Group AG REG*	19,000	3,490,666

Metals & Mining 0.6%
Glencore plc*	500,000	2,070,843

Specialty Retail 0.5%
Valora Holding AG REG	6,000	2,006,973

Technology Hardware, Storage & Peripherals 0.9%
Logitech International SA REG	120,000	3,436,788

		15,430,123

TAIWAN 3.1%
Chemicals 0.3%
Formosa Chemicals & Fibre Corp.	350,000	1,084,977

Diversified Financial Services 0.4%
Fubon Financial Holding Co. Ltd.	1,020,000	1,657,756

Electronic Equipment, Instruments & Components 0.5%
Merry Electronics Co. Ltd.	415,000	1,736,683

Real Estate Management & Development 0.3%
Highwealth Construction Corp.	700,000	1,041,045

Semiconductors & Semiconductor Equipment 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	70,000	2,163,700

Technology Hardware, Storage & Peripherals 1.0%
Lite-On Technology Corp.	1,020,000	1,540,655

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
TAIWAN (continued)
Technology Hardware, Storage & Peripherals (continued)
Micro-Star International Co. Ltd.	550,000	$1,334,394
Primax Electronics Ltd.	700,000	997,775

		3,872,824

		11,556,985

THAILAND 2.3%
Banks 0.8%
Kasikornbank PCL, NVDR	250,000	1,339,552
Krung Thai Bank PCL, NVDR	3,000,000	1,619,432

		2,958,984

Construction Materials 0.3%
Siam Cement PCL (The), NVDR	90,000	1,293,713

Food & Staples Retailing 0.2%
CP ALL PCL, NVDR	500,000	858,737

Food Products 0.2%
Charoen Pokphand Foods PCL, NVDR	1,000,000	809,643

Oil, Gas & Consumable Fuels 0.5%
PTT PCL, NVDR	150,000	1,721,684

Transportation Infrastructure 0.3%
Airports of Thailand PCL, NVDR	100,000	1,177,676

		8,820,437

UNITED KINGDOM 18.7%
Banks 1.4%
HSBC Holdings plc	600,000	5,118,557

Beverages 0.3%
Fevertree Drinks plc	70,000	1,114,300

Capital Markets 0.7%
3i Group plc	300,000	2,650,130

Construction & Engineering 0.9%
Galliford Try plc	52,000	885,261
Kier Group plc	150,000	2,608,914

		3,494,175

Energy Equipment & Services 1.1%
Petrofac Ltd.	90,000	1,042,129
Subsea 7 SA*	220,000	2,993,671

		4,035,800

Hotels, Restaurants & Leisure 0.8%
InterContinental Hotels Group plc	40,000	1,857,472
Ladbrokes Coral Group plc	750,000	1,129,209

		2,986,681

Household Durables 0.3%
Persimmon plc	50,000	1,217,819

Household Products 1.6%
Reckitt Benckiser Group plc	70,000	6,006,394

Insurance 1.2%
Admiral Group plc	40,000	896,164
Beazley plc	350,000	1,790,462
Direct Line Insurance Group plc	372,000	1,666,490

		4,353,116

Internet & Direct Marketing Retail 0.4%
boohoo.com plc*	900,000	1,604,893

Metals & Mining 2.1%
Anglo American plc*	200,000	3,447,661
Rio Tinto plc	100,000	4,430,299

		7,877,960

Multi-Utilities 0.5%
Centrica plc	700,000	1,981,715

Personal Products 0.9%
Unilever plc	85,000	3,442,997

Pharmaceuticals 2.4%
GlaxoSmithKline plc	400,000	7,729,999
Indivior plc	450,000	1,680,486

		9,410,485

Professional Services 0.8%
RELX plc	165,000	2,961,767

Software 1.3%
Micro Focus International plc	62,332	1,686,060
Sage Group plc (The)	400,000	3,093,657

		4,779,717

Specialty Retail 0.7%
WH Smith plc	120,000	2,467,074

Tobacco 1.3%
British American Tobacco plc	30,000	1,851,838
Imperial Brands plc	65,000	3,011,300

		4,863,138

		70,366,718

Total Common Stocks (cost $325,843,172)		369,889,482

Preferred Stock 0.5%
	Shares	Market Value
BRAZIL 0.5%
Banks 0.5%
Itausa - Investimentos Itau SA Preference Shares	700,000	2,061,502

Total Preferred Stock (cost $1,647,196)		2,061,502

Total Investments (cost $327,490,368) (b) — 99.0%		371,950,984
Other assets in excess of liabilities — 1.0%		3,630,326

NET ASSETS — 100.0%		$375,581,310

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2017 was $1,708,971 which represents 0.46% of net assets.
(b)	At January 31, 2017, the tax basis cost of the Fund’s investments was $327,838,989, tax unrealized appreciation and depreciation were $52,552,361 and $(8,440,366), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
ASA	Stock Corporation
GDR	Global Depositary Receipt
KK	Joint Stock Company
Ltd.	Limited
NVDR	Non Voting Depository Receipt
OYJ	Public Traded Company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
SA	Stock Company
SE	European Public Limited Liability Company
SGPS	Holding Enterprise

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

At January 31, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Brown Brothers Harriman & Co.	03/29/17	(9,500,000)	$(11,682,150)	$(11,966,532)	$(284,382)
Japanese Yen	Brown Brothers Harriman & Co.	03/10/17	(1,750,000,000)	(15,125,716)	(15,515,817)	(390,101)

Total Short Contracts				$(26,807,866)	$(27,482,349)	$(674,483)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$4,917,035	$—	$4,917,035
Air Freight & Logistics	—	3,020,855	—	3,020,855
Airlines	—	4,011,201	—	4,011,201
Auto Components	—	11,828,145	—	11,828,145
Automobiles	—	12,789,856	—	12,789,856
Banks	19,962,324	47,710,754	—	67,673,078
Beverages	—	4,391,447	—	4,391,447
Building Products	—	2,345,158	—	2,345,158
Capital Markets	1,877,693	3,685,410	—	5,563,103
Chemicals	3,318,155	7,829,461	—	11,147,616
Commercial Services & Supplies	—	945,101	—	945,101
Construction & Engineering	—	9,089,703	—	9,089,703
Construction Materials	—	3,990,259	—	3,990,259
Diversified Financial Services	—	2,864,735	—	2,864,735
Diversified Telecommunication Services	1,126,993	8,540,052	—	9,667,045
Electric Utilities	—	4,482,703	—	4,482,703
Electrical Equipment	—	1,577,135	—	1,577,135
Electronic Equipment, Instruments & Components	—	2,821,795	—	2,821,795

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$—	$4,035,800	$—	$4,035,800
Food & Staples Retailing	759,462	4,223,464	—	4,982,926
Food Products	1,504,100	6,543,018	—	8,047,118
Health Care Equipment & Supplies	—	4,358,696	—	4,358,696
Health Care Providers & Services	1,308,115	1,078,724	—	2,386,839
Hotels, Restaurants & Leisure	—	5,728,893	—	5,728,893
Household Durables	1,012,345	2,281,463	—	3,293,808
Household Products	—	6,006,394	—	6,006,394
Industrial Conglomerates	—	4,527,546	—	4,527,546
Insurance	—	12,526,708	—	12,526,708
Internet & Direct Marketing Retail	1,604,893	—	—	1,604,893
Internet Software & Services	1,112,340	3,253,963	—	4,366,303
IT Services	—	3,478,844	—	3,478,844
Life Sciences Tools & Services	—	3,490,666	—	3,490,666
Machinery	—	3,365,492	—	3,365,492
Media	2,632,141	850,827	—	3,482,968
Metals & Mining	5,954,362	14,347,445	—	20,301,807
Multi-Utilities	—	1,981,715	—	1,981,715
Oil, Gas & Consumable Fuels	9,674,267	18,118,036	—	27,792,303
Paper & Forest Products	—	6,589,468	—	6,589,468
Personal Products	—	3,442,997	—	3,442,997
Pharmaceuticals	—	14,689,081	—	14,689,081
Professional Services	—	4,088,253	—	4,088,253
Real Estate Management & Development	—	7,575,003	—	7,575,003
Road & Rail	1,428,073	3,937,089	—	5,365,162
Semiconductors & Semiconductor Equipment	2,163,700	3,544,581	—	5,708,281
Software	—	4,779,717	—	4,779,717
Specialty Retail	2,006,973	3,540,496	—	5,547,469
Technology Hardware, Storage & Peripherals	—	9,781,729	—	9,781,729
Thrifts & Mortgage Finance	1,253,794	—	—	1,253,794
Tobacco	—	4,863,138	—	4,863,138
Trading Companies & Distributors	1,659,942	—	—	1,659,942
Transportation Infrastructure	—	1,177,676	—	1,177,676
Water Utilities	1,243,613	—	—	1,243,613
Wireless Telecommunication Services	—	3,238,470	—	3,238,470

Total Common Stocks	$61,603,285	$308,286,197	$—	$369,889,482

Preferred Stock	2,061,502	—	—	2,061,502

Total Assets	$63,664,787	$308,286,197	$—	$371,950,984

Liabilities:
Forward Foreign Currency Contracts	$—	$(674,483)	$—	$(674,483)

Total Liabilities	$—	$(674,483)	$—	$(674,483)

Total	$63,664,787	$307,611,714	$—	$371,276,501

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended January 31, 2017, the Fund had four transfers of international common stocks from Level 2 to Level 1. The total market value of the four investments at the time of the transfer and at January 31, 2017, was $8,096,395 and $8,092,628, respectively. Each investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in a Level 2 classification. At January 31, 2017, the Fund valued each of these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service without a fair value factor, resulting in a Level 1 classification.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2017

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(674,483)

Total		$(674,483)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Bailard Technology & Science Fund

Common Stocks 99.3%

	Shares	Market Value
Biotechnology 5.9%
Acceleron Pharma, Inc.*	6,600	$160,248
Acorda Therapeutics, Inc.*	8,500	174,250
Agios Pharmaceuticals, Inc.*	5,000	215,150
Alexion Pharmaceuticals, Inc.*	1,500	196,020
Alkermes plc*	5,000	270,550
Alnylam Pharmaceuticals, Inc.*	2,600	103,974
Amgen, Inc.	1,200	188,016
Array BioPharma, Inc.*	13,200	143,484
Biogen, Inc.*	550	152,482
BioMarin Pharmaceutical, Inc.*	3,300	289,179
Bluebird Bio, Inc.*	4,500	335,250
Celgene Corp.*	2,800	325,220
Epizyme, Inc.*	20,000	210,000
FibroGen, Inc.*	7,600	172,140
Five Prime Therapeutics, Inc.*	5,700	261,117
Gilead Sciences, Inc.	2,900	210,105
Incyte Corp.*	2,000	242,420
Ionis Pharmaceuticals, Inc.*	7,800	347,100
Kite Pharma, Inc.*	6,100	310,917
Neurocrine Biosciences, Inc.*	7,200	308,952
Radius Health, Inc.*	3,900	169,728
Regeneron Pharmaceuticals, Inc.*	400	143,716
Sage Therapeutics, Inc.*	4,700	225,506
Spark Therapeutics, Inc.*	6,200	390,972
TESARO, Inc.*	1,400	227,976
United Therapeutics Corp.*	2,100	343,623
Vertex Pharmaceuticals, Inc.*	2,200	188,914
Xencor, Inc.*	11,500	274,045

		6,581,054

Communications Equipment 4.6%
Cisco Systems, Inc.	117,170	3,599,463
F5 Networks, Inc.*	11,245	1,507,167

		5,106,630

Electronic Equipment, Instruments & Components 6.7%
Flex Ltd.*	100,280	1,571,387
Hollysys Automation Technologies Ltd.	59,800	1,010,620
Insight Enterprises, Inc.*	44,400	1,648,572
Orbotech Ltd.*	45,400	1,584,006
TE Connectivity Ltd.	22,905	1,702,987

		7,517,572

Internet & Direct Marketing Retail 2.2%
Amazon.com, Inc.*	2,945	2,425,148

Internet Software & Services 18.5%
Alphabet, Inc., Class A*	5,950	4,880,131
Alphabet, Inc., Class C*	5,966	4,753,649
eBay, Inc.*	37,420	1,191,078
Facebook, Inc., Class A*	44,915	5,853,323
LogMeIn, Inc.	20,330	2,197,673
NetEase, Inc., ADR-CN	7,300	1,853,470

		20,729,324

IT Services 15.3%
Accenture plc, Class A	9,500	1,081,765
Amdocs Ltd.	31,200	1,831,752
Automatic Data Processing, Inc.	10,400	1,050,296
Booz Allen Hamilton Holding Corp.	48,000	1,623,360
Broadridge Financial Solutions, Inc.	22,900	1,523,537
Cognizant Technology Solutions Corp., Class A*	39,915	2,099,130
Euronet Worldwide, Inc.*	31,000	2,217,120
Fiserv, Inc.*	13,100	1,407,333
Leidos Holdings, Inc.	17,500	845,600
Paychex, Inc.	24,100	1,452,989
Sykes Enterprises, Inc.*	38,200	1,066,926
Visa, Inc., Class A	11,480	949,511

		17,149,319

Pharmaceuticals 0.6%
Aerie Pharmaceuticals, Inc.*	8,900	390,710
Medicines Co. (The)*	4,000	144,200
Neuroderm Ltd.*	7,000	168,350

		703,260

Semiconductors & Semiconductor Equipment 16.9%
Broadcom Ltd.	9,616	1,918,392
Intel Corp.	26,590	979,044
KLA-Tencor Corp.	23,590	2,007,745
Lam Research Corp.	23,590	2,709,547
Maxim Integrated Products, Inc.	44,035	1,958,677
Micron Technology, Inc.*	49,520	1,193,927
NVIDIA Corp.	21,700	2,369,206
NXP Semiconductors NV*	28,320	2,771,112
QUALCOMM, Inc.	17,155	916,592
Texas Instruments, Inc.	28,400	2,145,336

		18,969,578

Software 19.3%
Activision Blizzard, Inc.	54,905	2,207,730
Adobe Systems, Inc.*	20,200	2,290,276
CyberArk Software Ltd.*	24,570	1,303,684
Electronic Arts, Inc.*	22,900	1,910,547
HubSpot, Inc.*	24,500	1,256,850
Intuit, Inc.	14,695	1,742,533
Manhattan Associates, Inc.*	20,600	1,055,956
Microsoft Corp.	82,000	5,301,300
Red Hat, Inc.*	19,700	1,494,836
RingCentral, Inc., Class A*	45,500	1,062,425
salesforce.com, Inc.*	11,235	888,689
Varonis Systems, Inc.*	35,400	1,058,460

		21,573,286

Technology Hardware, Storage & Peripherals 9.3%
Apple, Inc.	59,395	7,207,583
HP, Inc.	107,110	1,612,006
NCR Corp.*	37,400	1,608,948

		10,428,537

Total Investments (cost $58,023,066) (a) — 99.3%		111,183,708
Other assets in excess of liabilities — 0.7%		763,160

NET ASSETS — 100.0%		$111,946,868

*	Denotes a non-income producing security.
(a)	At January 31, 2017, the tax basis cost of the Fund’s investments was $58,081,440, tax unrealized appreciation and depreciation were $53,388,357 and $(286,089), respectively.

ADR	American Depositary Receipt
CN	China
Ltd.	Limited
NV	Public Traded Company
plc	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 23.2%

	Principal Amount	Market Value
Airlines 3.1%
Air Canada Pass Through Trust, Series 2015-1, Class B, 3.88%, 03/15/23(a)	$3,726,499	$3,596,072
American Airlines Pass Through Trust Series 2013-2, Class B, 5.60%, 07/15/20(a)	789,659	817,297
Series 2015-2, Class B, 4.40%, 09/22/23	4,702,566	4,759,467
Series 2017-1, Class B, 4.95%, 02/15/25	1,500,000	1,524,375
British Airways Pass Through Trust, Series 2013-1, Class B, 5.63%, 06/20/20(a)	613,255	642,385
Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.90%, 04/19/22	493,630	518,311
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28	1,932,105	1,961,087
United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 04/11/22	3,378,867	3,437,997

		17,256,991

Automobiles 4.1%
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.15%, 04/15/24(a)	4,000,000	3,968,380
First Investors Auto Owner Trust Series 2016-2A, Class A1, 1.53%, 11/16/20(a)	5,447,131	5,438,323
Series 2016-2A, Class A2, 1.87%, 11/15/21(a)	5,350,000	5,306,853
Prestige Auto Receivables Trust, Series 2016-2A, Class A2, 1.46%, 07/15/20(a)	8,010,000	7,994,747

		22,708,303

Credit Card 6.5%
BA Credit Card Trust, Series 2016-A1, Class A, 1.16%, 10/15/21(b)	4,460,000	4,479,361
Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1, 1.22%, 02/15/22(b)	10,000,000	10,041,925
Chase Issuance Trust, Series 2016-A1, Class A, 1.18%, 05/17/21(b)	20,970,000	21,041,197

		35,562,483

Other 9.5%
CVS Pass-Through Trust, 6.94%, 01/10/30	1,897,434	2,221,377
Dryden 34 Senior Loan Fund, Series 2014-34A, Class A, 2.45%, 10/15/26(a)(b)	4,000,000	4,002,920
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 09/20/47(a)(c)	2,391,460	2,337,174
HERO Funding Trust, Series 2015-1A, Class A, 3.84%, 09/21/40(a)	2,725,398	2,766,279
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M2, 1.51%, 08/25/35(b)	10,000,000	9,492,232
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class A1R, 2.47%, 04/15/26(a)(b)	6,000,000	6,001,650
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.19%, 09/15/21(a)	10,000,000	9,918,887
NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.75%, 06/15/49(a)	3,000,000	2,971,717
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class AT2, 2.72%, 08/16/49(a)	8,150,000	8,127,078
RAMP Trust, Series 2002-RS1, Class AI5, 5.85%, 01/25/32(b)	208,810	209,038
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.75%, 11/15/49(a)	4,200,000	4,192,784
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-6XS, Class A6, 5.13%, 03/25/34(d)	12,049	12,114

		52,253,250

Total Asset-Backed Securities (cost $127,849,250)		127,781,027

Collateralized Mortgage Obligations 2.9%

	Principal Amount	Market Value
Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 03/25/37	436,520	369,538
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/34(d)	85,891	86,834
Chase Mortgage Trust, Series 2016-2, Class M2, 3.75%, 12/25/45(a)(b)	8,289,028	8,287,661
CHL Mortgage Pass-Through Trust, Series 2005-15, Class A7, 5.50%, 08/25/35	125,768	114,574
Citigroup Mortgage Loan Trust, Series 2015-RP2, Class A1, 3.50%, 01/25/53(a)(b)	2,743,482	2,767,608
FNMA REMICS Series 2003-33, Class LB, 5.50%, 05/25/23	685,877	741,444
Series 2009-42, Class AP, 4.50%, 03/25/39	360,062	378,809
MASTR Alternative Loan Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	381,282	344,075
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1, 3.75%, 09/25/56(a)(b)	2,784,303	2,838,199

Total Collateralized Mortgage Obligations (cost $16,162,481)		15,928,742

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Fund (Contiuted)

Commercial Mortgage-Backed Securities 4.9%

	Principal Amount	Market Value
BBCMS Mortgage Trust, Series 2016-ETC, Class C, 3.39%, 08/14/36(a)	$6,300,000	$6,160,478
COMM Mortgage Trust Series 2014-TWC, Class B, 2.36%, 02/13/32(a)(b)	1,000,000	1,001,253
Series 2015-LC21, Class ASB, 3.42%, 07/10/48	5,000,000	5,172,678
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 02/10/34(a)	4,980,000	5,012,116
GS Mortgage Securities Trust, Series 2006-GG8, Class AM, 5.59%, 11/10/39	171,346	171,239
Morgan Stanley Capital I Trust, Series 2015-MS1, Class ASB, 3.46%, 05/15/48	4,000,000	4,081,024
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class ASB, 3.31%, 05/15/48	5,000,000	5,147,144

Total Commercial Mortgage-Backed Securities (cost $27,123,488)		26,745,932

Corporate Bonds 50.7%

	Principal Amount	Market Value
Aerospace & Defense 1.0%
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21(a)	500,000	521,875
Lockheed Martin Corp., 3.55%, 01/15/26	1,250,000	1,262,621
Orbital ATK, Inc., 5.25%, 10/01/21	1,000,000	1,037,500
United Technologies Corp., 3.10%, 06/01/22	1,000,000	1,025,886
4.50%, 06/01/42	500,000	525,945
4.15%, 05/15/45	1,000,000	1,006,063

		5,379,890

Auto Components 0.2%
BorgWarner, Inc., 3.38%, 03/15/25	1,000,000	990,633

Automobiles 0.5%
Hyundai Capital America, 2.60%, 03/19/20(a)	2,000,000	1,993,450
3.00%, 10/30/20(a)	1,000,000	1,003,764

		2,997,214

Banks 7.2%
Bank of America Corp., 4.20%, 08/26/24	1,000,000	1,015,860
4.00%, 01/22/25	1,000,000	997,503
Series L, 3.95%, 04/21/25	1,750,000	1,736,185
3.82%, 01/20/28(b)	3,000,000	2,980,164
Bank of America NA, 6.10%, 06/15/17	750,000	762,539
BNP Paribas SA, 4.38%, 05/12/26(a)	1,500,000	1,496,295
Citigroup, Inc., 4.45%, 09/29/27	2,000,000	2,028,052
4.75%, 05/18/46	1,000,000	992,521
Citizens Financial Group, Inc., 3.75%, 07/01/24	1,500,000	1,457,703
4.35%, 08/01/25	2,000,000	2,034,248
Cooperatieve Rabobank UA, 3.38%, 05/21/25	1,000,000	1,008,759
5.75%, 12/01/43	600,000	697,345
HSBC Holdings plc, 4.38%, 11/23/26	2,000,000	2,010,652
Huntington Bancshares, Inc., 7.00%, 12/15/20	500,000	574,790
2.30%, 01/14/22	1,000,000	970,572
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18(e)	1,000,000	1,030,000
3.88%, 09/10/24	500,000	504,191
4.95%, 06/01/45	1,500,000	1,579,049
National City Corp., 6.88%, 05/15/19	1,000,000	1,104,613
Nordea Bank AB, 2.25%, 05/27/21(a)	4,000,000	3,946,120
PNC Bank NA, 2.70%, 11/01/22	1,418,000	1,402,574
SunTrust Bank, 3.30%, 05/15/26	1,600,000	1,544,838
US Bancorp, 3.10%, 04/27/26	2,000,000	1,949,774
UBS Group Funding Jersey Ltd., 2.65%, 02/01/22(a)	6,000,000	5,823,672

		39,648,019

Beverages 1.6%
Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23	1,000,000	1,016,539
3.65%, 02/01/26	3,000,000	3,008,595
4.90%, 02/01/46	1,000,000	1,070,105
Dr Pepper Snapple Group, Inc., 3.40%, 11/15/25	1,000,000	998,982
Molson Coors Brewing Co., 3.00%, 07/15/26	2,000,000	1,881,316
Pernod Ricard SA, 3.25%, 06/08/26(a)	1,000,000	961,460

		8,936,997

Biotechnology 1.3%
AbbVie, Inc., 2.50%, 05/14/20	1,000,000	1,004,536
2.30%, 05/14/21	1,500,000	1,476,136
2.90%, 11/06/22	1,000,000	988,954
3.60%, 05/14/25	1,000,000	984,152
3.20%, 05/14/26	1,000,000	947,689
Celgene Corp., 2.88%, 08/15/20	1,000,000	1,015,842
4.63%, 05/15/44	650,000	637,402

		7,054,711

Capital Markets 0.9%
FMR LLC, 7.49%, 06/15/19(a)	1,750,000	1,947,234
5.35%, 11/15/21(a)	785,000	864,802
4.95%, 02/01/33(a)	1,000,000	1,043,672
Morgan Stanley, 3.95%, 04/23/27	1,000,000	977,768

		4,833,476

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Chemicals 1.0%
Agrium, Inc., 3.50%, 06/01/23	$750,000	$754,931
3.38%, 03/15/25	750,000	726,780
5.25%, 01/15/45	1,250,000	1,330,853
Ashland LLC, 4.75%, 08/15/22	1,000,000	1,022,500
Cytec Industries, Inc., 3.95%, 05/01/25	600,000	599,053
Solvay Finance America LLC, 3.40%, 12/03/20 (a)	1,000,000	1,020,814

		5,454,931

Commercial Services & Supplies 0.2%
Clean Harbors, Inc., 5.13%, 06/01/21	200,000	205,040
Waste Management, Inc., 3.13%, 03/01/25	1,000,000	1,003,099

		1,208,139

Communications Equipment 0.3%
Cisco Systems, Inc., 2.20%, 09/20/23	1,750,000	1,685,308

Consumer Finance 1.5%
Ford Motor Credit Co. LLC, 2.94%, 01/08/19	2,000,000	2,024,312
3.16%, 08/04/20	2,000,000	2,014,646
3.10%, 05/04/23	2,000,000	1,936,994
3.81%, 01/09/24	1,250,000	1,244,834
Hyundai Capital Services, Inc., 3.50%, 09/13/17(a)	1,000,000	1,009,472

		8,230,258

Containers & Packaging 0.2%
Ball Corp., 4.38%, 12/15/20	1,000,000	1,050,625

Diversified Financial Services 1.2%
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	1,429,000	1,432,760
Shell International Finance BV, 4.38%, 05/11/45	2,000,000	2,033,404
Siemens Financieringsmaatschappij NV, 2.90%, 05/27/22(a)	2,000,000	2,018,294
3.25%, 05/27/25(a)	1,000,000	999,911

		6,484,369

Diversified Telecommunication Services 2.5%
AT&T, Inc., 3.60%, 02/17/23	3,000,000	3,014,337
3.40%, 05/15/25	3,000,000	2,869,764
CCO Holdings LLC, 5.13%, 02/15/23	500,000	518,750
5.75%, 02/15/26(a)	600,000	635,813
Qwest Corp., 6.88%, 09/15/33	850,000	825,185
Verizon Communications, Inc., 2.45%, 11/01/22	2,000,000	1,929,252
5.15%, 09/15/23	500,000	552,151
3.50%, 11/01/24	2,500,000	2,483,395
2.63%, 08/15/26	1,250,000	1,133,869

		13,962,516

Electric Utilities 3.4%
Appalachian Power Co., 3.40%, 06/01/25	1,000,000	1,010,078
Duke Energy Corp., 3.55%, 09/15/21	2,000,000	2,076,020
Emera US Finance LP, 3.55%, 06/15/26	1,250,000	1,225,240
ITC Holdings Corp., 3.65%, 06/15/24	3,000,000	3,019,548
Kansas City Power & Light Co., Series 09A, 7.15%, 04/01/19	1,000,000	1,104,212
Pacific Gas & Electric Co., 2.95%, 03/01/26	1,000,000	978,074
PPL Capital Funding, Inc., 3.10%, 05/15/26	2,000,000	1,918,944
Public Service Co. of Colorado, 2.90%, 05/15/25	3,000,000	2,945,433
Southern California Edison Co., 1.85%, 02/01/22	1,335,714	1,315,298
Southern Co. (The), 2.35%, 07/01/21	1,500,000	1,476,822
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45	750,000	704,012
Xcel Energy, Inc., 3.30%, 06/01/25	1,000,000	999,428

		18,773,109

Electrical Equipment 0.3%
Eaton Corp., 8.88%, 06/15/19	1,000,000	1,134,424
Sensata Technologies BV, 5.00%, 10/01/25(a)	315,000	314,843

		1,449,267

Energy Equipment & Services 0.9%
Helmerich & Payne International Drilling Co., 4.65%, 03/15/25	1,750,000	1,821,962
Schlumberger Holdings Corp., 4.00%, 12/21/25(a)	1,250,000	1,306,710
SESI LLC, 6.38%, 05/01/19	200,000	200,750
Transocean, Inc., 8.13%, 12/15/21(f)	1,000,000	1,035,000
Weatherford International Ltd., 6.75%, 09/15/40	500,000	418,750

		4,783,172

Equity Real Estate Investment Trusts (REITs) 1.5%
AvalonBay Communities, Inc., 3.45%, 06/01/25	1,000,000	1,006,049
CoreCivic, Inc., 4.13%, 04/01/20	200,000	203,000
HERO Funding Trust, Series 2015-3, Class A, 4.28%, 09/20/41	2,519,987	2,601,887

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Equity Real Estate Investment Trusts (REITs) (continued)
Highwoods Realty LP, 5.85%, 03/15/17	$1,000,000	$1,005,027
3.63%, 01/15/23	1,000,000	992,181
Kite Realty Group LP, 4.00%, 10/01/26	1,250,000	1,205,071
WEA Finance LLC, 2.70%, 09/17/19(a)	1,500,000	1,517,049

		8,530,264

Food & Staples Retailing 0.8%
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	500,000	506,849
3.10%, 06/01/23	3,000,000	2,994,207
Wal-Mart Stores, Inc., 5.63%, 04/15/41	755,000	921,954

		4,423,010

Food Products 2.3%
Conagra Brands, Inc., 4.95%, 08/15/20	836,000	887,076
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(a)	1,000,000	988,936
JM Smucker Co. (The), 3.50%, 03/15/25	2,500,000	2,520,215
Kraft Heinz Foods Co., 5.38%, 02/10/20	1,000,000	1,082,090
2.80%, 07/02/20	3,000,000	3,034,557
3.95%, 07/15/25	1,000,000	1,010,444
Post Holdings, Inc., 6.75%, 12/01/21(a)	200,000	212,000
7.75%, 03/15/24(a)	250,000	276,720
Tyson Foods, Inc., 2.65%, 08/15/19	850,000	861,429
3.95%, 08/15/24	1,750,000	1,778,912

		12,652,379

Gas Utilities 0.4%
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25	2,000,000	2,172,500

Health Care Equipment & Supplies 1.3%
CR Bard, Inc., 3.00%, 05/15/26	3,000,000	2,883,885
Liberty Property LP, 3.38%, 06/15/23	1,000,000	998,404
3.75%, 04/01/25	2,000,000	2,004,262
Medtronic, Inc., 3.50%, 03/15/25	1,000,000	1,022,037

		6,908,588

Health Care Providers & Services 1.0%
Aetna, Inc., 3.20%, 06/15/26	2,500,000	2,496,550
Express Scripts Holding Co., 3.30%, 02/25/21	2,000,000	2,037,780
4.75%, 11/15/21	500,000	536,646
HCA, Inc., 6.50%, 02/15/20	500,000	546,250

		5,617,226

Household Durables 0.9%
Newell Brands, Inc., 3.85%, 04/01/23	1,000,000	1,030,872
5.00%, 11/15/23	560,000	602,171
4.20%, 04/01/26	3,000,000	3,107,574

		4,740,617

Independent Power and Renewable Electricity Producers 0.0%†
Calpine Corp., 7.88%, 01/15/23(a)	113,000	117,802

Industrial Conglomerates 0.1%
General Electric Co., 4.65%, 10/17/21	358,000	393,612

Insurance 3.3%
Aflac, Inc., 2.40%, 03/16/20	2,000,000	2,015,146
Five Corners Funding Trust, 4.42%, 11/15/23(a)	3,250,000	3,444,584
Liberty Mutual Group, Inc., 4.95%, 05/01/22(a)	850,000	923,620
Metropolitan Life Global Funding I, 2.00%, 04/14/20(a)	3,500,000	3,479,511
3.45%, 12/18/26(a)	3,000,000	3,011,463
Oil Insurance Ltd., 3.98%, 09/01/16(a)(e)	1,000,000	837,500
TIAA Asset Management Finance Co. LLC, 4.13%, 11/01/24(a)	4,405,000	4,479,092

		18,190,916

IT Services 0.5%
Visa, Inc., 3.15%, 12/14/25	2,500,000	2,496,808

Media 2.4%
21st Century Fox America, Inc., 3.70%, 10/15/25	1,000,000	1,011,218
CBS Corp., 3.50%, 01/15/25	500,000	493,174
Charter Communications Operating LLC, 4.91%, 07/23/25	2,500,000	2,628,775
Comcast Corp., 3.38%, 08/15/25	3,000,000	2,992,755
Discovery Communications LLC, 4.90%, 03/11/26	1,500,000	1,565,431
Sirius XM Radio, Inc., 4.25%, 05/15/20(a)	266,000	269,990
Time Warner, Inc., 3.55%, 06/01/24	1,000,000	987,581
3.60%, 07/15/25	2,500,000	2,450,700
2.95%, 07/15/26	1,000,000	923,208

		13,322,832

Metals & Mining 0.4%
Anglo American Capital plc, 9.38%, 04/08/19(a)	550,000	624,937
Compass Minerals International, Inc., 4.88%, 07/15/24(a)	500,000	487,500
Freeport-McMoRan, Inc., 4.55%, 11/14/24	1,000,000	937,500

		2,049,937

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Multi-Utilities 2.1%
Black Hills Corp., 2.50%, 01/11/19	$2,000,000	$2,014,720
3.95%, 01/15/26	1,000,000	1,021,577
3.15%, 01/15/27	1,000,000	956,172
San Diego Gas & Electric Co., 2.50%, 05/15/26	2,000,000	1,903,796
Southern Co. Gas Capital Corp., 3.88%, 11/15/25	1,250,000	1,282,376
3.25%, 06/15/26	2,000,000	1,956,896
WEC Energy Group, Inc., 3.55%, 06/15/25	2,500,000	2,541,100

		11,676,637

Oil, Gas & Consumable Fuels 4.2%
Anadarko Petroleum Corp., 6.95%, 06/15/19	800,000	887,529
Baytex Energy Corp., 5.13%, 06/01/21(a)	200,000	185,000
Boardwalk Pipelines LP, 5.75%, 09/15/19	750,000	808,482
3.38%, 02/01/23	1,300,000	1,272,156
4.95%, 12/15/24	250,000	260,954
BP Capital Markets plc, 2.24%, 05/10/19	750,000	754,693
3.51%, 03/17/25	2,500,000	2,527,418
Energy Transfer Equity LP, 5.50%, 06/01/27	1,000,000	1,035,000
Energy Transfer Partners LP, 4.20%, 04/15/27	5,000,000	4,960,250
Enterprise Products Operating LLC, 3.70%, 02/15/26	1,000,000	1,004,489
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21	2,000,000	2,153,938
3.95%, 09/01/22	1,000,000	1,029,732
Kinder Morgan, Inc., 5.05%, 02/15/46	700,000	695,734
Marathon Oil Corp., 3.85%, 06/01/25(f)	3,000,000	2,945,160
MPLX LP, 4.88%, 12/01/24	1,000,000	1,048,430
Murphy Oil Corp., 4.70%, 12/01/22	1,000,000	981,875
Spectra Energy Partners LP, 4.60%, 06/15/21	500,000	531,408
WPX Energy, Inc., 6.00%, 01/15/22	200,000	208,000

		23,290,248

Pharmaceuticals 1.6%
Actavis Funding SCS, 3.85%, 06/15/24	500,000	503,113
3.80%, 03/15/25	1,500,000	1,497,285
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	2,000,000	1,877,902
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21	2,000,000	1,905,418
2.80%, 07/21/23	1,500,000	1,402,990
3.15%, 10/01/26	1,500,000	1,359,831
Valeant Pharmaceuticals International, 6.38%, 10/15/20(a)	500,000	438,125

		8,984,664

Road & Rail 0.5%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/25	1,000,000	998,234
4.90%, 04/01/44	250,000	279,179
4.15%, 04/01/45	1,000,000	1,008,436
Union Pacific Corp., 2.75%, 04/15/23	750,000	747,751

		3,033,600

Semiconductors & Semiconductor Equipment 0.3%
Intel Corp., 2.60%, 05/19/26	2,000,000	1,919,410

Software 1.0%
Microsoft Corp., 3.30%, 02/06/27	3,000,000	3,000,711
Open Text Corp., 5.63%, 01/15/23(a)	500,000	520,000
Oracle Corp., 2.40%, 09/15/23	2,000,000	1,931,232

		5,451,943

Specialty Retail 0.1%
L Brands, Inc., 5.63%, 02/15/22	500,000	523,300

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc., 2.85%, 02/23/23	1,500,000	1,513,799
2.45%, 08/04/26	1,000,000	930,433
Digital Equipment Corp., 7.75%, 04/01/23	825,000	917,411

		3,361,643

Textiles, Apparel & Luxury Goods 0.1%
Levi Strauss & Co., 6.88%, 05/01/22	200,000	208,700
PVH Corp., 4.50%, 12/15/22	500,000	506,875

		715,575

Thrifts & Mortgage Finance 0.3%
BPCE SA, 4.88%, 04/01/26(a)	750,000	752,674
Santander Bank NA, 8.75%, 05/30/18	750,000	810,212

		1,562,886

Tobacco 0.5%
Altria Group, Inc., 4.00%, 01/31/24	750,000	786,236
Reynolds American, Inc., 4.45%, 06/12/25	2,000,000	2,096,316

		2,882,552

Wireless Telecommunication Services 0.3%
Rogers Communications, Inc., 3.63%, 12/15/25	1,250,000	1,254,124

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., 6.25%, 04/01/21	$200,000	$207,240

		1,461,364

Total Corporate Bonds (cost $279,882,723)		279,402,947

Foreign Government Security 0.1%

	Principal Amount	Market Value
MEXICO 0.1%
Petroleos Mexicanos, 5.63%, 01/23/46	500,000	417,125

Total Foreign Government Security (cost $496,463)		417,125

Mortgage-Backed Securities 16.8%

	Principal Amount	Market Value
FHLMC Gold Pool Pool# E01443, 3.50%, 07/01/18	78,696	82,046
FNMA Pool Pool# 386905 5.00%, 04/01/19	758,903	801,656
Pool# AM7838 3.56%, 02/01/35	2,423,953	2,481,269
Pool# AS4479 3.50%, 02/01/45	2,483,593	2,539,761
Pool# AM9070 3.77%, 08/01/45	2,995,000	2,939,357
Pool# BC9003 3.00%, 11/01/46	14,937,714	14,797,352
Pool# AS8483 3.00%, 12/01/46	69,756,983	69,101,514

Total Mortgage-Backed Securities (cost $95,037,710)		92,742,955

Municipal Bonds 0.4%

	Principal Amount	Market Value
California 0.3%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	500,000	635,555
State of California, GO, 5.70%, 11/01/21	750,000	854,295

		1,489,850

District of Columbia 0.1%
Metropolitan Washington Airports Authority, RB, Series D, 7.46%, 10/01/46	600,000	848,052

Total Municipal Bonds (cost $2,135,653)		2,337,902

Investment Company 0.0%†

	Shares	Market Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio – Institutional Class, 0.47% (g)(h)	160,968	$160,968

Total Investment Company (cost $160,968)		160,968

Repurchase Agreement 0.6%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.55%, dated 01/31/17, due 02/01/17, repurchase price $3,502,745, collateralized by U.S. Treasury Note, 2.13%, maturing 05/15/25; total market value $3,595,216.(h)	$3,502,692	3,502,692

Total Repurchase Agreement (cost $3,502,692)		3,502,692

Total Investments (cost $552,351,428)(i) — 99.6%		549,020,290

Other assets in excess of liabilities — 0.4%		2,349,568

NET ASSETS — 100.0%		$551,369,858

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2017 was $143,624,565 which represents 26.05% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2017. The maturity date represents the actual maturity date.
(c)	Fair valued security.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2017.
(e)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2017. The maturity date reflects the next call date.
(f)	The security or a portion of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $3,563,618, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $160,968 and $3,502,692 respectively.
(g)	Represents 7-day effective yield as of January 31, 2017.
(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2017 was $3,663,660.
(i)	At January 31, 2017, the tax basis cost of the Fund’s investments was $552,390,449, tax unrealized appreciation and depreciation were $3,692,865 and $(7,063,024), respectively.
†	Amount rounds to less than 0.1%. & Asset Types

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

AB	Stock Company
BV	Private Limited Liability Company
DAC	Designated Activity Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SAB de CV	Public Traded Company

At January 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
362	U.S. Treasury 2 Year Note	03/31/17	$78,480,469	$(43,091)
257	U.S. Treasury Long Bond	03/22/17	38,766,844	(366,021)

			$117,247,313	$(409,112)

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(304)	U.S. Treasury 5 Year Note	03/31/17	$35,831,625	$44,395
(485)	U.S. Treasury 10 Year Note	03/22/17	60,367,344	185,710

			$96,198,969	$230,105

At January 31, 2017, the Fund has $744,188 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities
Airlines	$—	$17,256,991	$—	$17,256,991
Automobiles	—	22,708,303	—	22,708,303
Credit Card	—	35,562,483	—	35,562,483
Other	—	49,916,076	2,337,174	52,253,250

Total Asset-Backed Securities	$—	$125,443,853	$2,337,174	$127,781,027

Collateralized Mortgage Obligations	—	15,928,742	—	15,928,742
Commercial Mortgage-Backed Securities	—	26,745,932	—	26,745,932
Corporate Bonds	—	279,402,947	—	279,402,947
Foreign Government Security	—	417,125	—	417,125
Futures Contracts	230,105	—	—	230,105
Mortgage-Backed Securities	—	92,742,955	—	92,742,955
Municipal Bonds	—	2,337,902	—	2,337,902
Investment Company	160,968	—	—	160,968
Repurchase Agreement	—	3,502,692	—	3,502,692

Total Assets	$391,073	$546,522,148	$2,337,174	$549,250,395

Liabilities:
Futures Contracts	$(409,112)	$—	$—	$(409,112)

Total Liabilities	$(409,112)	$—	$—	$(409,112)

Total	$(18,039)	$546,522,148	$2,337,174	$548,841,283

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Asset-Backed Securities	Total
Balance as of 10/31/16	$2,408,918	$2,408,918
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	(71,744)	(71,744)
Purchases	—	—
Sales	—	—
Transfer Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/17	$2,337,174	$2,337,174

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 01/31/17	$(71,744)	$(71,744)

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Funds derivative instruments categorized by risk exposure as of January 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2017

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$230,105

Total		$230,105

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(409,112)

Total		$(409,112)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.4%

	Principal Amount	Market Value
Airlines 0.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	$190,294	$202,782
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	225,539	232,869

		435,651

Automobiles 0.1%
Carmax Auto Owner Trust, Series 2016-3, Class A3, 1.39%, 05/17/21	1,200,000	1,189,642

Credit Card 0.2%
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 09/16/24	625,000	614,039
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, 11/19/21	1,500,000	1,488,041

		2,102,080

Total Asset-Backed Securities (cost $3,714,758)		3,727,373

Collateralized Mortgage Obligations 0.4%

	Principal Amount	Market Value
FHLMC Series K003, Class A5, 5.09%, 03/25/19	100,000	105,814
Series K004, Class A1, 3.41%, 05/25/19	175,729	179,885
Series K006, Class A1, 3.40%, 07/25/19	95,060	97,523
Series K713, Class A2, 2.31%, 03/25/20	500,000	506,050
Series K014, Class A1, 2.79%, 10/25/20	37,359	37,939
Series K020, Class A2, 2.37%, 05/25/22	600,000	602,263
Series K026, Class A2, 2.51%, 11/25/22	200,000	201,651
Series K031, Class A2, 3.30%, 04/25/23(a)	100,000	104,653
Series K033, Class A2, 3.06%, 07/25/23(a)	100,000	103,180
Series K038, Class A1, 2.60%, 10/25/23	168,416	171,101
Series K037, Class A2, 3.49%, 01/25/24	200,000	210,869
Series K038, Class A2, 3.39%, 03/25/24	800,000	838,214

Total Collateralized Mortgage Obligations (cost $3,126,587)		3,159,142

Commercial Mortgage-Backed Securities 1.3%

	Principal Amount	Market Value
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A4, 4.13%, 11/10/46	650,000	697,660
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500,000	518,840
COMM Mortgage Trust Series 2013-CR12, Class A4, 4.05%, 10/10/46	300,000	320,224
Series 2014-CR16, Class A4, 4.05%, 04/10/47	750,000	799,638
FNMA ACES Series 2014-M2, Class ASV2, 2.78%, 06/25/21(a)	481,269	491,076
Series 2014-M6, Class A2, 2.68%, 05/25/21(a)	150,000	151,736
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 05/10/50	750,000	761,054
GS Mortgage Securities Trust, Series 2015-GC28, Class A2, 2.90%, 02/10/48	1,000,000	1,022,475
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.17%, 08/15/46	506,199	540,912
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class ASB, 3.91%, 07/15/46(a)	1,356,000	1,434,860
Series 2013-C10, Class A5, 4.08%, 07/15/46(a)	250,000	270,185
Series 2013-C7, Class A4, 2.92%, 02/15/46	1,300,000	1,315,542
Series 2014-C17, Class A5, 3.74%, 08/15/47	1,500,000	1,569,264
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A4, 3.59%, 03/15/49	900,000	928,331
WFRBS Commercial Mortgage Trust Series 2012-C7, Class A2, 3.43%, 06/15/45	300,000	313,104
Series 2013-C11, Class A4, 3.04%, 03/15/45	500,000	509,042

Total Commercial Mortgage-Backed Securities (cost $11,713,338)		11,643,943

Corporate Bonds 26.4%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
Boeing Co. (The), 4.88%, 02/15/20	200,000	217,361
3.30%, 03/01/35	65,000	60,596
General Dynamics Corp., 3.88%, 07/15/21	150,000	159,378
L3 Technologies, Inc., 4.95%, 02/15/21	250,000	269,381
Lockheed Martin Corp., 3.55%, 01/15/26	500,000	505,048
3.60%, 03/01/35	55,000	52,395

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Aerospace & Defense (continued)
Lockheed Martin Corp., (continued) 4.07%, 12/15/42	$191,000	$186,376
Northrop Grumman Corp., 4.75%, 06/01/43	250,000	270,462
Precision Castparts Corp., 4.20%, 06/15/35	250,000	259,173
Raytheon Co., 6.40%, 12/15/18	144,000	156,307
3.13%, 10/15/20	250,000	259,458
3.15%, 12/15/24	75,000	76,056
Rockwell Collins, Inc., 5.25%, 07/15/19	70,000	75,486
Textron, Inc., 4.30%, 03/01/24	250,000	259,733
United Technologies Corp., 6.13%, 07/15/38	150,000	190,236
4.50%, 06/01/42	250,000	262,972

		3,260,418

Air Freight & Logistics 0.1%
FedEx Corp., 3.25%, 04/01/26	45,000	44,726
3.30%, 03/15/27	70,000	69,412
3.88%, 08/01/42	50,000	45,033
4.55%, 04/01/46	250,000	249,509
United Parcel Service of America, Inc., 8.38%, 04/01/20	82,000	97,348
United Parcel Service, Inc., 6.20%, 01/15/38	205,000	270,255

		776,283

Auto Components 0.0%†
BorgWarner, Inc., 3.38%, 03/15/25	70,000	69,344
Delphi Corp., 4.15%, 03/15/24	150,000	154,602

		223,946

Automobiles 0.1%
Ford Motor Co., 7.45%, 07/16/31	350,000	438,186
General Motors Co., 5.20%, 04/01/45	250,000	245,901

		684,087

Banks 4.1%
Bank of America Corp., 5.63%, 07/01/20	250,000	274,710
5.70%, 01/24/22	250,000	280,317
4.10%, 07/24/23	250,000	259,934
4.00%, 01/22/25	500,000	498,751
3.88%, 08/01/25	250,000	252,699
4.45%, 03/03/26	55,000	56,131
3.50%, 04/19/26	145,000	142,524
4.25%, 10/22/26	645,000	649,581
3.25%, 10/21/27	500,000	472,012
5.88%, 02/07/42	250,000	301,217
Bank of America NA, 2.05%, 12/07/18	1,000,000	1,004,774
Bank of Montreal, 1.40%, 04/10/18	165,000	164,681
Bank of Nova Scotia (The), 1.70%, 06/11/18	500,000	500,111
1.65%, 06/14/19	250,000	248,072
Barclays Bank plc, 5.14%, 10/14/20	250,000	265,782
Barclays plc, 2.75%, 11/08/19	500,000	501,067
3.65%, 03/16/25	200,000	192,578
5.20%, 05/12/26	250,000	253,605
4.34%, 01/10/28	500,000	499,371
BB&T Corp., 2.45%, 01/15/20	300,000	302,887
BNP Paribas SA, 2.70%, 08/20/18	500,000	506,424
4.25%, 10/15/24	250,000	252,059
Capital One Bank USA NA, 3.38%, 02/15/23	250,000	250,048
Capital One NA, 1.65%, 02/05/18	750,000	749,771
2.40%, 09/05/19	250,000	250,788
Citigroup, Inc., 2.05%, 12/07/18	250,000	250,044
2.65%, 10/26/20	250,000	250,626
2.35%, 08/02/21	500,000	489,665
3.88%, 10/25/23	350,000	360,969
3.75%, 06/16/24	300,000	305,010
3.30%, 04/27/25	155,000	151,397
5.50%, 09/13/25	250,000	272,682
3.70%, 01/12/26	250,000	248,810
4.60%, 03/09/26	105,000	107,950
3.40%, 05/01/26	200,000	193,045
4.30%, 11/20/26	450,000	453,580
3.89%, 01/10/28(a)	350,000	349,765
6.63%, 06/15/32	232,000	281,166
Commonwealth Bank of Australia, 2.30%, 03/12/20	250,000	249,593
Compass Bank, 3.88%, 04/10/25	250,000	239,373
Cooperatieve Rabobank UA, 5.25%, 05/24/41	125,000	145,664
5.75%, 12/01/43	250,000	290,560
Discover Bank, 7.00%, 04/15/20	300,000	333,712
Fifth Third Bancorp, 2.88%, 07/27/20	250,000	253,600
3.50%, 03/15/22	300,000	307,540
Fifth Third Bank, 1.63%, 09/27/19	250,000	247,113
HSBC Bank USA NA, 5.88%, 11/01/34	498,000	584,901
HSBC Holdings plc, 3.60%, 05/25/23	200,000	202,008
4.25%, 03/14/24	250,000	252,704
4.30%, 03/08/26	200,000	206,118
3.90%, 05/25/26	250,000	250,040
4.38%, 11/23/26	250,000	251,332
Huntington Bancshares, Inc., 3.15%, 03/14/21	250,000	253,307
Industrial & Commercial Bank of China Ltd., 3.23%, 11/13/19	250,000	256,972
Intesa Sanpaolo SpA, 3.88%, 01/15/19	200,000	204,414
JPMorgan Chase & Co., 2.20%, 10/22/19	500,000	501,019
2.25%, 01/23/20	500,000	500,990
2.75%, 06/23/20	250,000	253,129
2.55%, 03/01/21	250,000	249,183
2.40%, 06/07/21	500,000	494,410
3.38%, 05/01/23	250,000	249,943
3.63%, 05/13/24	350,000	355,789
3.13%, 01/23/25	250,000	244,795
3.30%, 04/01/26	250,000	244,479

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
JPMorgan Chase & Co., (continued) 4.13%, 12/15/26	$250,000	$253,242
1.00%, 02/01/28(a)	450,000	452,256
5.60%, 07/15/41	200,000	239,048
4.85%, 02/01/44	250,000	275,133
KeyBank NA, 2.50%, 12/15/19	250,000	252,169
KeyCorp, 5.10%, 03/24/21	150,000	163,980
Lloyds Banking Group plc, 4.50%, 11/04/24	250,000	254,542
4.65%, 03/24/26	250,000	252,817
Manufacturers & Traders Trust Co., 2.10%, 02/06/20	500,000	499,906
Mitsubishi UFJ Financial Group, Inc., 3.85%, 03/01/26	250,000	254,832
MUFG Americas Holdings Corp., 3.00%, 02/10/25	250,000	240,479
National Australia Bank Ltd., 3.38%, 01/14/26	250,000	248,990
PNC Bank NA, 2.95%, 01/30/23	350,000	348,913
3.30%, 10/30/24	250,000	251,306
PNC Financial Services Group, Inc. (The), 5.13%, 02/08/20	400,000	433,912
Regions Bank, 2.25%, 09/14/18	250,000	250,871
Royal Bank of Canada, 2.00%, 12/10/18	250,000	251,094
2.15%, 03/06/20	250,000	249,456
2.50%, 01/19/21	250,000	251,038
Royal Bank of Scotland Group plc, 4.80%, 04/05/26	250,000	250,298
Santander Holdings USA, Inc., 3.45%, 08/27/18	250,000	254,219
2.65%, 04/17/20	150,000	148,815
Santander UK Group Holdings plc, 2.88%, 10/16/20	105,000	104,884
Santander UK plc, 2.38%, 03/16/20	250,000	249,062
Sumitomo Mitsui Banking Corp., 2.45%, 01/16/20	250,000	249,996
Sumitomo Mitsui Financial Group, Inc., 3.78%, 03/09/26	500,000	505,941
Toronto-Dominion Bank (The), 1.40%, 04/30/18	250,000	249,666
1.45%, 09/06/18	750,000	747,101
U.S. Bancorp, 4.13%, 05/24/21	100,000	107,049
US Bank NA, 1.40%, 04/26/19	500,000	495,393
2.13%, 10/28/19	500,000	502,123
Wells Fargo & Co., 2.15%, 01/15/19	500,000	502,886
Series N, 2.15%, 01/30/20	500,000	498,532
3.00%, 01/22/21	500,000	508,515
2.50%, 03/04/21	240,000	237,594
3.00%, 02/19/25	260,000	249,609
3.00%, 04/22/26	250,000	238,110
4.30%, 07/22/27	200,000	204,930
5.38%, 02/07/35	118,000	134,415
5.61%, 01/15/44	483,000	551,903
3.90%, 05/01/45	150,000	141,720
4.90%, 11/17/45	250,000	258,649
4.40%, 06/14/46	100,000	96,600
Wells Fargo Bank NA, 1.75%, 05/24/19	500,000	498,024
Westpac Banking Corp., 4.63%, 06/01/18	103,000	106,509
2.25%, 07/30/18	500,000	503,475
1.60%, 08/19/19	750,000	741,671
4.32%, 11/23/31(a)	250,000	249,388

		35,478,352

Beverages 0.9%
Anheuser-Busch Cos. LLC, 5.00%, 03/01/19	164,000	174,180
6.00%, 11/01/41	103,000	127,300
Anheuser-Busch InBev Finance, Inc., 2.65%, 02/01/21	600,000	603,497
3.65%, 02/01/26	500,000	501,432
4.70%, 02/01/36	350,000	366,386
4.63%, 02/01/44	350,000	366,276
4.90%, 02/01/46	465,000	497,599
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 04/15/20	200,000	216,660
2.50%, 07/15/22	250,000	245,960
Coca-Cola Co. (The), 3.15%, 11/15/20	200,000	208,990
3.20%, 11/01/23	400,000	413,851
Diageo Capital plc, 1.13%, 04/29/18	350,000	348,001
Diageo Investment Corp., 2.88%, 05/11/22	500,000	503,873
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	250,000	256,121
Molson Coors Brewing Co., 1.45%, 07/15/19	250,000	246,609
2.10%, 07/15/21	500,000	487,695
3.50%, 05/01/22	250,000	257,995
3.00%, 07/15/26	95,000	89,363
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	244,000	332,338
PepsiCo, Inc., 1.85%, 04/30/20	250,000	249,353
3.13%, 11/01/20	200,000	207,428
3.60%, 03/01/24	250,000	261,731
2.85%, 02/24/26	575,000	563,461
3.45%, 10/06/46	250,000	225,873

		7,751,972

Biotechnology 0.6%
AbbVie, Inc., 1.80%, 05/14/18	250,000	250,369
2.00%, 11/06/18	500,000	501,909
2.90%, 11/06/22	500,000	494,477
3.20%, 05/14/26	185,000	175,322
4.50%, 05/14/35	135,000	132,792
4.30%, 05/14/36	250,000	238,790
4.40%, 11/06/42	75,000	70,469
Amgen, Inc., 3.45%, 10/01/20	200,000	207,306
4.56%, 06/15/48	387,000	374,977
4.66%, 06/15/51	279,000	271,191
Baxalta, Inc., 4.00%, 06/23/25	100,000	100,411
Biogen, Inc., 3.63%, 09/15/22	500,000	515,210
4.05%, 09/15/25	95,000	97,438
Celgene Corp., 3.25%, 08/15/22	200,000	202,194
4.63%, 05/15/44	150,000	147,093
5.00%, 08/15/45	250,000	259,671

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Biotechnology (continued)
Gilead Sciences, Inc., 2.05%, 04/01/19	$500,000	$501,996
4.50%, 04/01/21	100,000	108,168
3.70%, 04/01/24	150,000	153,988
3.50%, 02/01/25	145,000	146,056
3.65%, 03/01/26	75,000	76,222
4.50%, 02/01/45	250,000	249,494
4.75%, 03/01/46	150,000	155,511

		5,431,054

Building Products 0.0%†
Johnson Controls International plc, 4.25%, 03/01/21	100,000	105,960
3.90%, 02/14/26	125,000	127,889

		233,849

Capital Markets 1.7%
Ameriprise Financial, Inc., 5.30%, 03/15/20	100,000	108,372
4.00%, 10/15/23	250,000	263,033
Bank of New York Mellon Corp. (The), 2.30%, 09/11/19	500,000	505,073
2.60%, 08/17/20	200,000	202,439
Series G, 3.00%, 02/24/25	105,000	103,562
Brookfield Finance, Inc., 4.25%, 06/02/26	250,000	248,260
Charles Schwab Corp. (The), 2.20%, 07/25/18	150,000	151,196
CME Group, Inc., 3.00%, 03/15/25	250,000	249,022
Credit Suisse AG, 2.30%, 05/28/19	250,000	251,062
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	250,000	250,022
3.80%, 09/15/22	250,000	251,863
4.55%, 04/17/26	250,000	256,872
Credit Suisse USA, Inc., 7.13%, 07/15/32	195,000	260,308
Deutsche Bank AG, 1.88%, 02/13/18	650,000	647,991
4.10%, 01/13/26	250,000	245,843
Franklin Resources, Inc., 2.80%, 09/15/22	250,000	251,625
Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19	500,000	503,205
Series D, 6.00%, 06/15/20	500,000	554,472
2.63%, 04/25/21	500,000	496,570
5.75%, 01/24/22	250,000	280,659
4.00%, 03/03/24	250,000	257,733
3.50%, 01/23/25	500,000	494,423
3.75%, 05/22/25	350,000	351,485
3.75%, 02/25/26	315,000	314,669
3.50%, 11/16/26	250,000	242,598
6.13%, 02/15/33	200,000	240,463
6.75%, 10/01/37	450,000	554,686
Intercontinental Exchange, Inc., 3.75%, 12/01/25	80,000	82,232
Jefferies Group LLC, 6.88%, 04/15/21	250,000	284,218
Moody’s Corp., 4.50%, 09/01/22	100,000	106,996
Morgan Stanley, 2.13%, 04/25/18	250,000	251,058
2.50%, 01/24/19	350,000	353,038
7.30%, 05/13/19	400,000	444,313
2.65%, 01/27/20	500,000	503,372
2.80%, 06/16/20	230,000	231,982
5.50%, 07/28/21	150,000	166,253
4.10%, 05/22/23	350,000	359,589
4.00%, 07/23/25	155,000	158,204
3.88%, 01/27/26	250,000	251,555
3.13%, 07/27/26	500,000	474,745
4.35%, 09/08/26	250,000	253,662
3.95%, 04/23/27	250,000	244,442
7.25%, 04/01/32	226,000	305,922
S&P Global, Inc., 4.40%, 02/15/26	250,000	262,079
State Street Corp., 4.38%, 03/07/21	300,000	323,305
3.30%, 12/16/24	155,000	156,634
TD Ameritrade Holding Corp., 2.95%, 04/01/22	250,000	252,895
3.63%, 04/01/25	250,000	254,206
Thomson Reuters Corp., 3.85%, 09/29/24	250,000	255,760
3.35%, 05/15/26	140,000	136,147
UBS AG, 2.35%, 03/26/20	250,000	249,491

		14,899,604

Chemicals 0.5%
Agrium, Inc., 3.15%, 10/01/22	50,000	49,744
6.13%, 01/15/41	100,000	116,266
Albemarle Corp., 5.45%, 12/01/44	200,000	216,381
Dow Chemical Co. (The), 4.13%, 11/15/21	150,000	158,666
3.50%, 10/01/24	250,000	251,293
4.38%, 11/15/42	150,000	147,835
Eastman Chemical Co., 3.60%, 08/15/22	250,000	256,479
Ecolab, Inc., 2.25%, 01/12/20	135,000	135,218
4.35%, 12/08/21	100,000	108,075
3.25%, 01/14/23	250,000	255,116
EI du Pont de Nemours & Co., 4.90%, 01/15/41	200,000	214,188
Lubrizol Corp., 6.50%, 10/01/34	103,000	133,081
LyondellBasell Industries NV, 6.00%, 11/15/21	400,000	452,923
4.63%, 02/26/55	100,000	93,642
Monsanto Co., 2.75%, 07/15/21	500,000	497,820
2.85%, 04/15/25	250,000	237,991
4.20%, 07/15/34	70,000	69,149
Mosaic Co. (The), 5.45%, 11/15/33	250,000	259,591
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	140,006
Praxair, Inc., 4.05%, 03/15/21	150,000	159,966
3.20%, 01/30/26	250,000	252,580

		4,206,010

Commercial Services & Supplies 0.2%
Catholic Health Initiatives, 4.35%, 11/01/42	300,000	264,744
Massachusetts Institute of Technology, 4.68%, 07/01/14	200,000	203,296

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Services & Supplies (continued)
Northwestern University, 3.87%, 12/01/48	$100,000	$96,941
Pitney Bowes, Inc., 4.75%, 05/15/18	62,000	63,753
President & Fellows of Harvard College, 3.15%, 07/15/46	50,000	44,937
3.30%, 07/15/56	100,000	89,664
Princeton University, 5.70%, 03/01/39	200,000	262,573
Republic Services, Inc., 5.25%, 11/15/21	350,000	389,268
3.20%, 03/15/25	250,000	248,212
Waste Management, Inc., 3.90%, 03/01/35	90,000	89,760

		1,753,148

Communications Equipment 0.2%
Cisco Systems, Inc., 4.95%, 02/15/19	335,000	357,126
5.50%, 01/15/40	250,000	305,106
Harris Corp., 3.83%, 04/27/25	250,000	254,789
4.85%, 04/27/35	55,000	58,221
Motorola Solutions, Inc., 4.00%, 09/01/24	150,000	149,056
7.50%, 05/15/25	144,000	169,144
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	150,000	151,604

		1,445,046

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	105,416

Consumer Finance 0.9%
AerCap Ireland Capital Ltd., 4.25%, 07/01/20	750,000	777,892
American Express Co., 3.63%, 12/05/24	150,000	151,495
American Honda Finance Corp., 2.25%, 08/15/19	500,000	503,777
Capital One Financial Corp., 3.75%, 04/24/24	100,000	101,487
Caterpillar Financial Services Corp., 1.70%, 06/16/18	250,000	250,171
2.75%, 08/20/21	500,000	505,623
Ford Motor Credit Co. LLC, 2.24%, 06/15/18	250,000	250,867
3.34%, 03/18/21	500,000	505,042
5.88%, 08/02/21	250,000	278,093
3.66%, 09/08/24	250,000	244,651
General Motors Financial Co., Inc., 3.10%, 01/15/19	500,000	507,010
3.15%, 01/15/20	391,000	394,238
4.38%, 09/25/21	100,000	104,425
5.25%, 03/01/26	350,000	371,158
4.00%, 10/06/26	250,000	242,239
HSBC USA, Inc., 2.63%, 09/24/18	250,000	252,596
2.38%, 11/13/19	350,000	351,338
2.75%, 08/07/20	250,000	251,939
John Deere Capital Corp., 1.30%, 03/12/18	400,000	399,321
1.95%, 01/08/19	250,000	251,519
2.65%, 01/06/22	140,000	140,364
Synchrony Financial, 4.50%, 07/23/25	190,000	196,255
Toyota Motor Credit Corp., 2.10%, 01/17/19	350,000	352,701
2.13%, 07/18/19	350,000	352,058

		7,736,259

Containers & Packaging 0.0%†
International Paper Co., 4.80%, 06/15/44	250,000	253,061

Diversified Financial Services 0.6%
AXA Financial, Inc., 7.00%, 04/01/28	92,000	109,872
Bank One Corp., 8.00%, 04/29/27	202,000	263,859
Bear Stearns Cos. LLC (The), 4.65%, 07/02/18	246,000	255,617
Berkshire Hathaway, Inc., 1.55%, 02/09/18	500,000	501,070
3.13%, 03/15/26	500,000	495,763
Boeing Capital Corp., 4.70%, 10/27/19	250,000	269,235
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	206,000	206,542
4.42%, 11/15/35	582,000	610,465
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/32	111,000	158,881
Shell International Finance BV, 1.38%, 09/12/19	1,000,000	987,400
4.13%, 05/11/35	150,000	151,972
6.38%, 12/15/38	250,000	321,684
4.55%, 08/12/43	250,000	259,351
4.00%, 05/10/46	150,000	143,421
Voya Financial, Inc., 3.65%, 06/15/26	350,000	342,525

		5,077,657

Diversified Telecommunication Services 1.0%
AT&T, Inc., 2.38%, 11/27/18	300,000	302,173
2.45%, 06/30/20	750,000	744,194
3.80%, 03/15/22	500,000	511,250
3.95%, 01/15/25	350,000	346,083
4.13%, 02/17/26	250,000	250,500
4.25%, 03/01/27	250,000	250,738
4.50%, 05/15/35	310,000	291,444
5.35%, 09/01/40	275,000	275,752
4.30%, 12/15/42	267,000	235,227
4.80%, 06/15/44	150,000	138,766
4.75%, 05/15/46	250,000	228,354
4.50%, 03/09/48	410,000	357,888
British Telecommunications plc, 9.13%, 12/15/30	191,000	287,804
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	106,000	155,968
GTE Corp., 6.94%, 04/15/28	103,000	128,316
Orange SA, 1.63%, 11/03/19	500,000	491,979
9.00%, 03/01/31(b)	133,000	201,224
Telefonica Emisiones SAU, 5.46%, 02/16/21	500,000	545,661
4.57%, 04/27/23	200,000	211,492
Verizon Communications, Inc., 3.65%, 09/14/18	250,000	258,023

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., (continued) 3.50%, 11/01/24	$500,000	$496,679
6.40%, 09/15/33	250,000	303,125
4.40%, 11/01/34	500,000	476,650
5.85%, 09/15/35	82,000	94,460
3.85%, 11/01/42	250,000	208,317
6.55%, 09/15/43	750,000	925,036
4.52%, 09/15/48	250,000	227,149
5.01%, 08/21/54	150,000	141,642

		9,085,894

Electric Utilities 1.4%
Alabama Power Co., 5.70%, 02/15/33	276,000	329,917
Appalachian Power Co., Series L, 5.80%, 10/01/35	144,000	168,251
Arizona Public Service Co., 5.50%, 09/01/35	150,000	176,635
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	200,000	228,771
Commonwealth Edison Co., 3.10%, 11/01/24	500,000	501,877
DTE Electric Co., 3.65%, 03/15/24	250,000	263,584
3.70%, 03/15/45	180,000	172,694
Duke Energy Carolinas LLC, 4.30%, 06/15/20	500,000	535,501
Duke Energy Corp., 3.05%, 08/15/22	200,000	201,549
3.75%, 04/15/24	250,000	258,113
2.65%, 09/01/26	500,000	467,177
Duke Energy Florida LLC, 5.90%, 03/01/33	247,000	291,913
Duke Energy Indiana LLC, 3.75%, 07/15/20	100,000	105,210
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	51,000	57,091
3.70%, 06/15/46	250,000	232,143
Emera US Finance LP, 3.55%, 06/15/26	250,000	245,048
Entergy Corp., 5.13%, 09/15/20	300,000	324,036
4.00%, 07/15/22	200,000	209,312
Eversource Energy, Series H, 3.15%, 01/15/25	125,000	123,259
Exelon Corp., 5.63%, 06/15/35	250,000	283,456
FirstEnergy Corp., Series B, 4.25%, 03/15/23	500,000	522,289
Florida Power & Light Co., 5.65%, 02/01/37	200,000	245,291
4.05%, 10/01/44	250,000	256,139
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	107,049
Iberdrola International BV, 5.81%, 03/15/25	82,000	90,424
Kansas City Power & Light Co., 3.65%, 08/15/25	100,000	100,682
MidAmerican Energy Co., 5.80%, 10/15/36	200,000	245,127
Nevada Power Co., 5.45%, 05/15/41	100,000	115,998
Northern States Power Co., 4.00%, 08/15/45	85,000	84,967
Ohio Power Co., Series G, 6.60%, 02/15/33	164,000	202,984
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42	150,000	177,356
Pacific Gas & Electric Co., 3.25%, 06/15/23	500,000	509,645
2.95%, 03/01/26	250,000	244,519
5.80%, 03/01/37	150,000	184,132
6.25%, 03/01/39	100,000	129,926
PacifiCorp, 5.25%, 06/15/35	123,000	141,255
PPL Capital Funding, Inc., 5.00%, 03/15/44	250,000	261,624
Progress Energy, Inc., 7.75%, 03/01/31	164,000	226,041
Public Service Co. of Colorado, 3.60%, 09/15/42	200,000	187,718
Public Service Electric & Gas Co., 3.05%, 11/15/24	250,000	248,715
3.95%, 05/01/42	200,000	200,574
South Carolina Electric & Gas Co., 6.05%, 01/15/38	200,000	247,193
Southern California Edison Co., Series B, 2.40%, 02/01/22	250,000	249,373
6.00%, 01/15/34	123,000	152,798
Series 05-B, 5.55%, 01/15/36	164,000	195,402
Southern Co. (The), 2.75%, 06/15/20	300,000	303,670
3.25%, 07/01/26	210,000	203,123
4.40%, 07/01/46	250,000	247,386
Tampa Electric Co., 5.40%, 05/15/21	250,000	274,052
Virginia Electric & Power Co., Series B, 4.20%, 05/15/45	120,000	121,548
Wisconsin Electric Power Co., 2.95%, 09/15/21	250,000	256,564
5.63%, 05/15/33	41,000	48,199
Wisconsin Power & Light Co., 4.10%, 10/15/44	100,000	98,008
Xcel Energy, Inc., 6.50%, 07/01/36	123,000	154,694

		12,210,002

Electrical Equipment 0.1%
Eaton Corp., 2.75%, 11/02/22	250,000	249,369
4.00%, 11/02/32	150,000	150,879
Emerson Electric Co., 6.00%, 08/15/32	57,000	69,345
Tyco Electronics Group SA, 3.50%, 02/03/22	150,000	154,549

		624,142

Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc., 4.50%, 03/01/23	100,000	103,090
Avnet, Inc., 5.88%, 06/15/20	250,000	271,967
Corning, Inc., 2.90%, 05/15/22	365,000	366,666

		741,723

Energy Equipment & Services 0.1%
Baker Hughes, Inc., 3.20%, 08/15/21	250,000	256,354
Halliburton Co., 3.80%, 11/15/25	400,000	406,847
6.70%, 09/15/38	250,000	312,575

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Energy Equipment & Services (continued)
National Oilwell Varco, Inc., 3.95%, 12/01/42	$100,000	$79,778

		1,055,554

Equity Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp., 2.80%, 06/01/20	250,000	250,461
5.05%, 09/01/20	400,000	430,818
4.40%, 02/15/26	25,000	25,674
AvalonBay Communities, Inc., 3.45%, 06/01/25	100,000	100,605
Boston Properties LP, 2.75%, 10/01/26	500,000	455,562
CBL & Associates LP, 4.60%, 10/15/24	250,000	232,516
Crown Castle International Corp., 3.70%, 06/15/26	280,000	272,828
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	271,051
Duke Realty LP, 3.88%, 10/15/22	250,000	261,550
Essex Portfolio LP, 3.38%, 01/15/23	500,000	501,876
HCP, Inc., 3.40%, 02/01/25	500,000	479,361
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23	100,000	99,500
Series E, 4.00%, 06/15/25	190,000	188,382
Kilroy Realty LP, 4.80%, 07/15/18	200,000	206,496
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	250,000	243,055
Realty Income Corp., 4.65%, 08/01/23	250,000	270,382
Simon Property Group LP, 2.20%, 02/01/19	750,000	755,995
4.75%, 03/15/42	250,000	264,165
UDR, Inc., 4.25%, 06/01/18	100,000	103,052
Ventas Realty LP, 4.75%, 06/01/21	100,000	107,442
4.25%, 03/01/22	250,000	264,356
Welltower, Inc., 5.25%, 01/15/22	300,000	330,331
Weyerhaeuser Co., 7.38%, 03/15/32	250,000	322,697

		6,438,155

Food & Staples Retailing 0.5%
Costco Wholesale Corp., 2.25%, 02/15/22	85,000	84,381
CVS Health Corp., 3.50%, 07/20/22	500,000	513,764
2.88%, 06/01/26	250,000	237,002
4.88%, 07/20/35	250,000	268,485
Kroger Co. (The), 4.00%, 02/01/24	350,000	365,526
7.50%, 04/01/31	178,000	239,041
Sysco Corp., 3.75%, 10/01/25	75,000	76,123
3.30%, 07/15/26	130,000	127,169
5.38%, 09/21/35	74,000	82,459
Walgreen Co., 3.10%, 09/15/22	150,000	149,897
Walgreens Boots Alliance, Inc., 2.60%, 06/01/21	500,000	498,823
3.45%, 06/01/26	55,000	53,622
4.50%, 11/18/34	155,000	155,647
Wal-Mart Stores, Inc., 7.55%, 02/15/30	82,000	117,712
5.25%, 09/01/35	242,000	284,509
6.20%, 04/15/38	250,000	321,903
5.63%, 04/15/41	150,000	183,170
4.75%, 10/02/43	200,000	221,329

		3,980,562

Food Products 0.4%
Archer-Daniels-Midland Co., 2.50%, 08/11/26	500,000	472,717
Campbell Soup Co., 4.25%, 04/15/21	100,000	106,608
Conagra Brands, Inc., 7.00%, 10/01/28	154,000	188,611
General Mills, Inc., 2.20%, 10/21/19	500,000	503,193
3.15%, 12/15/21	200,000	205,168
JM Smucker Co. (The), 4.25%, 03/15/35	200,000	202,183
Kellogg Co., 3.25%, 04/01/26	40,000	39,004
Kraft Heinz Foods Co., 3.50%, 06/06/22	500,000	508,780
3.00%, 06/01/26	60,000	56,072
6.88%, 01/26/39	138,000	175,523
5.20%, 07/15/45	150,000	157,565
4.38%, 06/01/46	250,000	233,720
Mead Johnson Nutrition Co., 4.13%, 11/15/25	110,000	112,658
Tyson Foods, Inc., 4.50%, 06/15/22	250,000	266,000
Unilever Capital Corp., 2.00%, 07/28/26	250,000	229,082
5.90%, 11/15/32	144,000	186,804

		3,643,688

Gas Utilities 0.1%
Atmos Energy Corp., 4.13%, 10/15/44	200,000	200,753
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	212,000	224,129
Dominion Gas Holdings LLC, 2.80%, 11/15/20	335,000	339,669
National Fuel Gas Co., 3.75%, 03/01/23	250,000	248,177

		1,012,728

Health Care Equipment & Supplies 0.5%
Abbott Laboratories, 3.75%, 11/30/26	750,000	738,405
5.30%, 05/27/40	250,000	263,320
Baxter International, Inc., 2.60%, 08/15/26	230,000	212,567
Becton Dickinson and Co., 3.13%, 11/08/21	250,000	255,530
3.30%, 03/01/23	250,000	252,593
Boston Scientific Corp., 2.65%, 10/01/18	250,000	252,975
Medtronic, Inc., 3.15%, 03/15/22	135,000	137,998
3.63%, 03/15/24	200,000	208,170
4.38%, 03/15/35	250,000	261,487
4.63%, 03/15/45	250,000	266,452

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Equipment & Supplies (continued)
St Jude Medical LLC, 3.25%, 04/15/23	$200,000	$198,609
3.88%, 09/15/25	45,000	44,943
Stryker Corp., 1.30%, 04/01/18	350,000	349,186
3.38%, 11/01/25	80,000	79,969
3.50%, 03/15/26	35,000	35,211
4.63%, 03/15/46	200,000	204,638
Zimmer Biomet Holdings, Inc., 3.38%, 11/30/21	150,000	151,785
4.25%, 08/15/35	48,000	44,657

		3,958,495

Health Care Providers & Services 0.6%
Aetna, Inc., 2.40%, 06/15/21	750,000	752,736
2.80%, 06/15/23	250,000	247,998
6.63%, 06/15/36	250,000	318,608
AmerisourceBergen Corp., 4.25%, 03/01/45	100,000	96,351
Anthem, Inc., 3.50%, 08/15/24	250,000	248,857
4.65%, 08/15/44	250,000	251,241
Cardinal Health, Inc., 3.20%, 06/15/22	200,000	202,440
3.75%, 09/15/25	170,000	175,043
Cigna Corp., 3.25%, 04/15/25	250,000	245,753
5.38%, 02/15/42	150,000	169,353
Express Scripts Holding Co., 3.90%, 02/15/22	250,000	259,248
4.50%, 02/25/26	250,000	255,199
Humana, Inc., 3.15%, 12/01/22	250,000	250,340
Laboratory Corp. of America Holdings, 3.75%, 08/23/22	200,000	206,569
McKesson Corp., 6.00%, 03/01/41	100,000	115,207
UnitedHealth Group, Inc., 1.63%, 03/15/19	250,000	249,100
2.88%, 12/15/21	500,000	508,009
3.45%, 01/15/27	250,000	253,576
4.63%, 07/15/35	25,000	27,136
5.80%, 03/15/36	417,000	505,864

		5,338,628

Hotels, Restaurants & Leisure 0.1%
Hyatt Hotels Corp., 5.38%, 08/15/21	100,000	110,128
Marriott International, Inc., Series N, 3.13%, 10/15/21	250,000	253,513
McDonald’s Corp., 5.35%, 03/01/18	240,000	249,558
3.70%, 01/30/26	250,000	253,560
4.88%, 07/15/40	250,000	262,351
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	164,461

		1,293,571

Household Durables 0.1%
Newell Brands, Inc., 2.88%, 12/01/19	250,000	254,384
4.20%, 04/01/26	530,000	549,005
Whirlpool Corp., 3.70%, 05/01/25	250,000	252,710

		1,056,099

Household Products 0.1%
Colgate-Palmolive Co., 2.45%, 11/15/21	100,000	100,980
Kimberly-Clark Corp., 2.65%, 03/01/25	55,000	53,358
3.20%, 07/30/46	210,000	182,074
Procter & Gamble Co. (The), 1.90%, 11/01/19	250,000	252,090

		588,502

Independent Power and Renewable Electricity Producers 0.1%
Exelon Generation Co. LLC, 2.95%, 01/15/20	250,000	253,168
5.75%, 10/01/41	150,000	142,502
Southern Power Co., 4.15%, 12/01/25	250,000	258,708

		654,378

Industrial Conglomerates 0.3%
3M Co., 3.00%, 08/07/25	250,000	253,061
5.70%, 03/15/37	50,000	62,687
General Electric Co., 2.20%, 01/09/20	250,000	252,895
5.30%, 02/11/21	72,000	79,875
2.70%, 10/09/22	250,000	251,190
3.38%, 03/11/24	250,000	257,184
6.75%, 03/15/32	106,000	141,953
6.15%, 08/07/37	144,000	185,571
5.88%, 01/14/38	150,000	188,310
6.88%, 01/10/39	100,000	140,795
Honeywell International, Inc., 1.85%, 11/01/21	500,000	489,295
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 01/15/19	50,000	50,920
5.75%, 06/15/43	50,000	59,132
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24	250,000	252,108
Koninklijke Philips NV, 5.00%, 03/15/42	200,000	205,420

		2,870,396

Insurance 0.9%
Aflac, Inc., 3.63%, 11/15/24	250,000	256,929
AIG Life Holdings, Inc., 7.50%, 07/15/25	103,000	128,196
Alleghany Corp., 4.95%, 06/27/22	250,000	271,637
Allstate Corp. (The), 6.50%, 05/15/57(a)	145,000	165,662
American International Group, Inc., 3.30%, 03/01/21	445,000	456,303
3.90%, 04/01/26	240,000	241,983
4.80%, 07/10/45	250,000	254,577
Aon Corp., 5.00%, 09/30/20	400,000	431,679
Aon plc, 3.88%, 12/15/25	100,000	102,257
Arch Capital Finance LLC, 4.01%, 12/15/26	250,000	253,479
Assurant, Inc., 2.50%, 03/15/18	250,000	251,788
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42	150,000	157,461
Chubb INA Holdings, Inc., 2.70%, 03/13/23	250,000	247,679

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
Chubb INA Holdings, Inc., (continued) 3.35%, 05/03/26	$45,000	$45,416
4.35%, 11/03/45	250,000	260,988
CNA Financial Corp., 5.75%, 08/15/21	250,000	279,335
Hartford Financial Services Group, Inc. (The), 6.10%, 10/01/41	100,000	115,603
Lincoln National Corp., 4.85%, 06/24/21	50,000	54,142
6.15%, 04/07/36	160,000	187,480
Loews Corp., 4.13%, 05/15/43	100,000	95,716
Manulife Financial Corp., 4.15%, 03/04/26	100,000	104,899
Markel Corp., 3.63%, 03/30/23	250,000	251,674
Marsh & McLennan Cos., Inc., 4.80%, 07/15/21	300,000	325,960
MetLife, Inc., 3.05%, 12/15/22	250,000	251,749
5.70%, 06/15/35	86,000	102,328
6.40%, 12/15/36	200,000	217,000
4.60%, 05/13/46	85,000	88,884
Nationwide Financial Services, Inc., 6.75%, 05/15/37(c)	75,000	78,375
Principal Financial Group, Inc., 3.30%, 09/15/22	250,000	253,041
Progressive Corp. (The), 3.75%, 08/23/21	150,000	158,661
6.25%, 12/01/32	113,000	141,802
Prudential Financial, Inc., 5.38%, 06/21/20	250,000	274,361
5.75%, 07/15/33	103,000	119,519
6.63%, 06/21/40	200,000	256,196
5.62%, 06/15/43(a)	150,000	158,063
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	109,116
Travelers Property Casualty Corp., 6.38%, 03/15/33	133,000	170,762
Unum Group, 3.88%, 11/05/25	250,000	244,072
Willis Towers Watson plc, 5.75%, 03/15/21	100,000	109,745
WR Berkley Corp., 4.75%, 08/01/44	250,000	243,546

		7,918,063

Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc., 3.30%, 12/05/21	250,000	260,014
4.80%, 12/05/34	250,000	277,588
Expedia, Inc., 5.95%, 08/15/20	150,000	164,935
QVC, Inc., 4.38%, 03/15/23	100,000	100,798

		803,335

Internet Software & Services 0.1%
Alibaba Group Holding Ltd., 3.13%, 11/28/21	200,000	200,907
Alphabet, Inc., 3.63%, 05/19/21	100,000	106,440
eBay, Inc., 3.25%, 10/15/20	100,000	102,463
3.80%, 03/09/22	140,000	144,093

		553,903

IT Services 0.3%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26	80,000	76,931
Computer Sciences Corp., 4.45%, 09/15/22	100,000	103,630
Fidelity National Information Services, Inc., 5.00%, 10/15/25	250,000	271,758
Fiserv, Inc., 4.75%, 06/15/21	200,000	215,441
International Business Machines Corp., 1.13%, 02/06/18	500,000	499,453
2.90%, 11/01/21	150,000	153,225
3.45%, 02/19/26	250,000	252,790
5.88%, 11/29/32	250,000	313,566
Visa, Inc., 3.15%, 12/14/25	195,000	194,751
4.30%, 12/14/45	350,000	361,872
Western Union Co. (The), 6.20%, 11/17/36	100,000	102,430

		2,545,847

Life Sciences Tools & Services 0.1%
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	100,000	107,155
PerkinElmer, Inc., 5.00%, 11/15/21	100,000	108,342
Thermo Fisher Scientific, Inc., 3.60%, 08/15/21	250,000	258,723

		474,220

Machinery 0.2%
Caterpillar, Inc., 2.60%, 06/26/22	250,000	248,964
6.05%, 08/15/36	123,000	153,454
3.80%, 08/15/42	97,000	93,901
Deere & Co., 3.90%, 06/09/42	100,000	100,973
Dover Corp., 5.38%, 03/01/41	50,000	58,489
IDEX Corp., 4.20%, 12/15/21	200,000	205,302
Illinois Tool Works, Inc., 4.88%, 09/15/41	200,000	225,496
Parker-Hannifin Corp., 4.20%, 11/21/34	250,000	255,173
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150,000	151,105

		1,492,857

Media 1.0%
21st Century Fox America, Inc., 4.00%, 10/01/23	250,000	260,428
3.70%, 09/15/24	100,000	101,163
3.70%, 10/15/25	250,000	252,805
7.28%, 06/30/28	53,000	67,479
6.55%, 03/15/33	450,000	543,240
CBS Corp., 3.70%, 08/15/24	250,000	250,196
5.50%, 05/15/33	82,000	86,784
Charter Communications Operating LLC, 4.91%, 07/23/25	330,000	346,998
6.83%, 10/23/55	250,000	293,636

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
Comcast Corp., 3.15%, 03/01/26	$250,000	$244,579
4.25%, 01/15/33	250,000	254,694
7.05%, 03/15/33	205,000	272,565
4.20%, 08/15/34	150,000	151,348
6.50%, 11/15/35	70,000	89,897
6.95%, 08/15/37	205,000	273,360
Discovery Communications LLC, 5.05%, 06/01/20	350,000	376,835
3.45%, 03/15/25	135,000	128,301
4.90%, 03/11/26	50,000	52,181
Grupo Televisa SAB, 5.00%, 05/13/45	250,000	213,831
Historic TW, Inc., 6.88%, 06/15/18	122,000	130,398
NBCUniversal Media LLC, 5.15%, 04/30/20	250,000	273,587
5.95%, 04/01/41	100,000	122,095
4.45%, 01/15/43	200,000	199,643
Omnicom Group, Inc., 3.63%, 05/01/22	50,000	51,478
3.60%, 04/15/26	250,000	247,768
Time Warner Cable LLC, 6.75%, 07/01/18	415,000	441,777
5.50%, 09/01/41	250,000	253,931
4.50%, 09/15/42	250,000	224,600
Time Warner, Inc., 2.95%, 07/15/26	750,000	692,406
3.80%, 02/15/27	500,000	487,688
Viacom, Inc., 3.25%, 03/15/23	400,000	383,432
4.38%, 03/15/43	200,000	163,835
Walt Disney Co. (The), 3.00%, 02/13/26	250,000	246,810
3.70%, 12/01/42	250,000	239,491
3.00%, 07/30/46	60,000	49,907
WPP Finance 2010, 4.75%, 11/21/21	100,000	108,228
3.75%, 09/19/24	250,000	251,630

		8,829,024

Metals & Mining 0.3%
Barrick Gold Corp., 4.10%, 05/01/23	79,000	83,021
5.25%, 04/01/42	200,000	207,684
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	250,000	258,400
3.85%, 09/30/23(d)	500,000	530,142
6.42%, 03/01/26	55,000	66,914
Goldcorp, Inc., 2.13%, 03/15/18	250,000	250,788
Newmont Mining Corp., 5.88%, 04/01/35	164,000	177,196
Nucor Corp., 4.00%, 08/01/23	250,000	263,454
Rio Tinto Alcan, Inc., 5.75%, 06/01/35	144,000	154,312
Rio Tinto Finance USA plc, 2.88%, 08/21/22	25,000	25,173
4.13%, 08/21/42	150,000	148,805
Southern Copper Corp., 6.75%, 04/16/40	100,000	109,843
5.88%, 04/23/45	150,000	152,865
Vale Overseas Ltd., 6.88%, 11/21/36	306,000	317,934
Vale SA, 5.63%, 09/11/42	150,000	137,145

		2,883,676

Multiline Retail 0.2%
Dollar General Corp., 1.88%, 04/15/18	250,000	250,382
Kohl’s Corp., 4.00%, 11/01/21	100,000	100,910
3.25%, 02/01/23	150,000	141,233
Macy’s Retail Holdings, Inc., 6.90%, 04/01/29	50,000	54,517
6.70%, 07/15/34	150,000	152,298
Nordstrom, Inc., 4.00%, 10/15/21	250,000	258,715
Target Corp., 2.50%, 04/15/26	250,000	235,379
6.35%, 11/01/32	154,000	194,909

		1,388,343

Multi-Utilities 0.5%
Ameren Corp., 3.65%, 02/15/26	250,000	250,982
Ameren Illinois Co., 2.70%, 09/01/22	350,000	351,017
Berkshire Hathaway Energy Co., 3.50%, 02/01/25	750,000	762,784
CMS Energy Corp., 3.00%, 05/15/26	250,000	239,771
Consolidated Edison Co. of New York, Inc., 3.30%, 12/01/24	350,000	353,494
Series 03-A, 5.88%, 04/01/33	82,000	97,067
5.70%, 06/15/40	150,000	182,712
Delmarva Power & Light Co., 4.00%, 06/01/42	100,000	98,693
Dominion Resources, Inc., 5.20%, 08/15/19	100,000	107,384
Series C, 2.00%, 08/15/21	500,000	485,027
3.63%, 12/01/24	250,000	252,056
Series B, 5.95%, 06/15/35	174,000	202,559
NiSource Finance Corp., 5.95%, 06/15/41	150,000	179,576
Puget Energy, Inc., 3.65%, 05/15/25	250,000	245,587
Puget Sound Energy, Inc., 5.48%, 06/01/35	103,000	121,190
San Diego Gas & Electric Co., 3.95%, 11/15/41	150,000	148,147
Sempra Energy, 4.05%, 12/01/23	200,000	210,106
6.00%, 10/15/39	100,000	118,860
Southern Co. Gas Capital Corp., 4.40%, 06/01/43	100,000	99,396
WEC Energy Group, Inc., 3.55%, 06/15/25	250,000	254,110

		4,760,518

Oil, Gas & Consumable Fuels 2.5%
Anadarko Petroleum Corp., 5.55%, 03/15/26(d)	250,000	281,231
6.45%, 09/15/36	269,000	323,944
Apache Corp., 3.63%, 02/01/21	250,000	259,552
4.75%, 04/15/43	250,000	255,758
BP Capital Markets plc, 1.38%, 05/10/18	250,000	249,246

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets plc, (continued) 2.32%, 02/13/20	$250,000	$251,293
4.50%, 10/01/20	100,000	107,506
3.56%, 11/01/21	250,000	261,070
3.06%, 03/17/22	210,000	212,508
3.51%, 03/17/25	250,000	252,742
Buckeye Partners LP, 4.15%, 07/01/23	250,000	255,425
Canadian Natural Resources Ltd., 6.25%, 03/15/38	210,000	243,912
Chevron Corp., 1.72%, 06/24/18	500,000	501,700
2.19%, 11/15/19	55,000	55,533
2.36%, 12/05/22	250,000	245,770
2.95%, 05/16/26	250,000	244,912
Columbia Pipeline Group, Inc., 3.30%, 06/01/20	350,000	356,758
ConocoPhillips, 5.90%, 10/15/32	123,000	144,372
6.50%, 02/01/39	200,000	252,152
ConocoPhillips Co., 2.40%, 12/15/22	250,000	243,078
3.35%, 05/15/25(d)	250,000	249,567
4.15%, 11/15/34	145,000	143,154
Devon Energy Corp., 7.95%, 04/15/32	250,000	322,185
5.00%, 06/15/45	150,000	150,414
Ecopetrol SA, 5.88%, 05/28/45	325,000	287,300
El Paso Natural Gas Co. LLC, 8.37%, 06/15/32	50,000	63,263
Enable Midstream Partners LP, 5.00%, 05/15/44	150,000	136,073
Enbridge Energy Partners LP, 5.20%, 03/15/20	250,000	268,646
5.88%, 10/15/25	250,000	278,522
Enbridge, Inc., 5.50%, 12/01/46	250,000	270,228
Encana Corp., 6.50%, 02/01/38	250,000	276,872
Energy Transfer Partners LP, 4.65%, 06/01/21	100,000	105,722
5.20%, 02/01/22	250,000	269,796
6.05%, 06/01/41	100,000	106,504
6.50%, 02/01/42	250,000	282,003
EnLink Midstream Partners LP, 4.85%, 07/15/26	250,000	257,162
Enterprise Products Operating LLC, 6.13%, 10/15/39	215,000	251,724
4.85%, 08/15/42	150,000	151,411
4.95%, 10/15/54	250,000	250,051
EOG Resources, Inc., 5.63%, 06/01/19	130,000	140,854
4.10%, 02/01/21	200,000	210,873
Exxon Mobil Corp., 3.18%, 03/15/24	350,000	355,959
2.71%, 03/06/25	250,000	243,912
3.04%, 03/01/26	75,000	74,331
4.11%, 03/01/46	200,000	203,759
Hess Corp., 4.30%, 04/01/27	250,000	250,415
7.30%, 08/15/31	127,000	151,450
Husky Energy, Inc., 3.95%, 04/15/22	200,000	209,082
Kinder Morgan Energy Partners LP, 5.80%, 03/15/35	144,000	155,067
6.38%, 03/01/41	250,000	278,546
Kinder Morgan, Inc., 3.05%, 12/01/19	500,000	509,019
4.30%, 06/01/25	85,000	87,278
5.30%, 12/01/34	200,000	205,118
5.05%, 02/15/46	250,000	248,476
Magellan Midstream Partners LP, 4.25%, 09/15/46	200,000	188,438
Marathon Oil Corp., 6.80%, 03/15/32	82,000	94,205
Marathon Petroleum Corp., 5.13%, 03/01/21	300,000	326,143
6.50%, 03/01/41	100,000	108,642
MPLX LP, 5.50%, 02/15/23	250,000	260,613
4.50%, 07/15/23	250,000	261,041
Nexen Energy ULC, 5.88%, 03/10/35	92,000	103,182
6.40%, 05/15/37	250,000	302,109
Noble Energy, Inc., 3.90%, 11/15/24	250,000	253,554
6.00%, 03/01/41	150,000	167,540
Occidental Petroleum Corp., 3.13%, 02/15/22	200,000	204,884
3.40%, 04/15/26	140,000	139,986
3.00%, 02/15/27	500,000	482,189
ONEOK Partners LP, 4.90%, 03/15/25	250,000	268,695
Petro-Canada, 5.95%, 05/15/35	189,000	225,605
Petroleos Mexicanos, 3.50%, 07/18/18	500,000	504,850
6.50%, 03/13/27(e)	750,000	771,338
6.63%, 06/15/35	301,000	294,438
5.50%, 06/27/44	80,000	65,617
6.38%, 01/23/45	250,000	223,750
Phillips 66, 5.88%, 05/01/42	150,000	177,813
Pioneer Natural Resources Co., 3.95%, 07/15/22	50,000	51,913
Plains All American Pipeline LP, 4.70%, 06/15/44	250,000	224,665
Spectra Energy Capital LLC, 6.75%, 02/15/32	123,000	140,177
Spectra Energy Partners LP, 3.50%, 03/15/25	250,000	245,640
Statoil ASA, 1.15%, 05/15/18	250,000	248,493
2.75%, 11/10/21	500,000	504,779
6.80%, 01/15/28	225,000	288,985
Suncor Energy, Inc., 3.60%, 12/01/24	120,000	122,238
Sunoco Logistics Partners Operations LP, 5.35%, 05/15/45	150,000	151,266
Total Capital International SA, 3.70%, 01/15/24	500,000	520,532
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	262,281
4.63%, 03/01/34	250,000	266,966
5.85%, 03/15/36	150,000	181,137
Valero Energy Corp., 3.65%, 03/15/25	205,000	203,134
7.50%, 04/15/32	82,000	104,136
6.63%, 06/15/37	100,000	118,292
Williams Partners LP, 3.90%, 01/15/25	250,000	249,312
5.40%, 03/04/44	250,000	257,009

		22,008,785

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Paper & Forest Products 0.0%†
Georgia-Pacific LLC, 8.88%, 05/15/31	$200,000	$301,004

Pharmaceuticals 1.0%
Actavis Funding SCS, 3.45%, 03/15/22	155,000	156,886
3.85%, 06/15/24	40,000	40,249
4.55%, 03/15/35	100,000	98,595
4.85%, 06/15/44	150,000	149,713
4.75%, 03/15/45	250,000	246,539
Actavis, Inc., 3.25%, 10/01/22	200,000	199,708
Allergan, Inc., 1.35%, 03/15/18	300,000	298,141
AstraZeneca plc, 3.38%, 11/16/25	500,000	496,312
6.45%, 09/15/37	140,000	181,135
Bristol-Myers Squibb Co., 2.00%, 08/01/22	350,000	340,729
Eli Lilly & Co., 2.75%, 06/01/25	45,000	44,168
GlaxoSmithKline Capital plc, 2.85%, 05/08/22	250,000	253,037
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	139,000	162,077
Johnson & Johnson, 2.95%, 09/01/20	100,000	103,606
2.45%, 12/05/21	250,000	253,795
2.45%, 03/01/26	75,000	71,662
4.95%, 05/15/33	287,000	330,957
Merck & Co., Inc., 2.75%, 02/10/25	220,000	216,607
4.15%, 05/18/43	250,000	254,888
Mylan NV, 3.15%, 06/15/21(e)	750,000	740,071
Novartis Capital Corp., 3.40%, 05/06/24	500,000	514,713
3.00%, 11/20/25	250,000	247,613
Perrigo Co. plc, 4.00%, 11/15/23	250,000	250,969
Pfizer, Inc., 4.65%, 03/01/18	185,000	191,236
3.00%, 12/15/26	250,000	245,644
7.20%, 03/15/39	375,000	540,668
Pharmacia LLC, 6.60%, 12/01/28	123,000	156,493
Sanofi, 1.25%, 04/10/18	250,000	250,077
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21	750,000	728,285
3.20%, 09/23/26	190,000	178,401
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	32,000	32,339
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	5,000	5,504
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	82,000	82,868
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	800,000	725,243
Zoetis, Inc., 3.25%, 02/01/23	50,000	50,140
4.50%, 11/13/25	115,000	122,715

		8,961,783

Road & Rail 0.4%
Burlington Northern Santa Fe LLC, 7.95%, 08/15/30	144,000	203,355
5.05%, 03/01/41	350,000	394,291
4.70%, 09/01/45	150,000	164,526
Canadian National Railway Co., 6.90%, 07/15/28	168,000	224,661
6.20%, 06/01/36	64,000	82,194
Canadian Pacific Railway Co., 4.50%, 01/15/22	500,000	537,788
2.90%, 02/01/25	250,000	244,428
CSX Corp., 5.50%, 04/15/41	100,000	114,930
3.95%, 05/01/50	250,000	227,831
Norfolk Southern Corp., 2.90%, 02/15/23	92,000	91,581
5.59%, 05/17/25	59,000	67,348
4.84%, 10/01/41	15,000	16,302
4.45%, 06/15/45	50,000	52,268
6.00%, 05/23/11	100,000	116,965
Ryder System, Inc., 2.50%, 03/01/18	250,000	251,705
2.50%, 05/11/20	105,000	105,158
Union Pacific Corp., 3.25%, 08/15/25	250,000	253,315
4.15%, 01/15/45	150,000	151,893
4.05%, 03/01/46	105,000	105,602

		3,406,141

Semiconductors & Semiconductor Equipment 0.4%
Applied Materials, Inc., 4.30%, 06/15/21	300,000	322,441
Broadcom Corp., 3.63%, 01/15/24(e)	750,000	750,950
Intel Corp., 1.70%, 05/19/21	750,000	734,204
2.70%, 12/15/22	250,000	251,749
3.70%, 07/29/25	150,000	157,486
4.80%, 10/01/41	200,000	221,117
KLA-Tencor Corp., 4.65%, 11/01/24	215,000	227,604
Lam Research Corp., 3.80%, 03/15/25	145,000	145,675
QUALCOMM, Inc., 4.65%, 05/20/35	250,000	257,187
Texas Instruments, Inc., 1.75%, 05/01/20	250,000	248,071

		3,316,484

Software 0.7%
Adobe Systems, Inc., 3.25%, 02/01/25	70,000	69,397
CA, Inc., 4.50%, 08/15/23	240,000	251,094
Microsoft Corp., 1.00%, 05/01/18(d)	500,000	498,531
3.00%, 10/01/20	350,000	361,926
2.00%, 08/08/23	250,000	238,122
3.63%, 12/15/23	250,000	261,628
2.88%, 02/06/24	185,000	184,550
2.40%, 08/08/26	465,000	433,885
3.50%, 02/12/35	665,000	626,128
4.45%, 11/03/45	75,000	77,448
3.70%, 08/08/46	500,000	457,423
Oracle Corp., 5.00%, 07/08/19	100,000	107,821
2.25%, 10/08/19	250,000	253,117
1.90%, 09/15/21	500,000	487,988

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Software (continued)
Oracle Corp., (continued) 2.40%, 09/15/23	$250,000	$241,404
2.65%, 07/15/26	495,000	465,256
3.25%, 05/15/30	400,000	390,498
4.30%, 07/08/34	350,000	359,665
4.00%, 07/15/46	250,000	234,611

		6,000,492

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	200,000	210,507
3.25%, 04/15/25	165,000	160,989
Home Depot, Inc. (The), 3.35%, 09/15/25	45,000	45,924
5.88%, 12/16/36	230,000	287,252
5.95%, 04/01/41	100,000	126,672
4.40%, 03/15/45	200,000	211,339
Lowe’s Cos., Inc., 6.50%, 03/15/29	164,000	211,493
4.25%, 09/15/44	250,000	252,170

		1,506,346

Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc., 1.00%, 05/03/18	500,000	498,316
3.45%, 05/06/24	500,000	514,649
2.50%, 02/09/25	170,000	162,671
3.25%, 02/23/26	95,000	94,557
2.45%, 08/04/26	190,000	176,782
3.85%, 05/04/43	250,000	236,093
4.38%, 05/13/45	145,000	148,089
4.65%, 02/23/46	230,000	242,071
Diamond 1 Finance Corp., 4.42%, 06/15/21(e)	500,000	520,371
6.02%, 06/15/26(e)	240,000	259,123
8.35%, 07/15/46(e)	150,000	187,289
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	500,000	520,670
HP, Inc., 4.65%, 12/09/21	500,000	533,676
NetApp, Inc., 3.38%, 06/15/21	150,000	153,106
Seagate HDD Cayman, 4.75%, 01/01/25	200,000	194,250
Xerox Corp., 6.35%, 05/15/18	200,000	209,886
4.80%, 03/01/35	120,000	108,884

		4,760,483

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	100,000	106,066
NIKE, Inc., 3.38%, 11/01/46	100,000	89,009
VF Corp., 3.50%, 09/01/21	200,000	208,851

		403,926

Thrifts & Mortgage Finance 0.0%†
BPCE SA, 4.00%, 04/15/24	250,000	259,184

Tobacco 0.3%
Altria Group, Inc., 9.25%, 08/06/19	89,000	104,743
2.63%, 01/14/20	250,000	253,884
2.85%, 08/09/22	250,000	249,629
4.25%, 08/09/42	100,000	96,361
5.38%, 01/31/44	100,000	113,115
Philip Morris International, Inc., 5.65%, 05/16/18	150,000	157,646
3.60%, 11/15/23	500,000	518,750
3.25%, 11/10/24	350,000	350,451
4.88%, 11/15/43	150,000	159,850
Reynolds American, Inc., 4.45%, 06/12/25	500,000	524,079
5.70%, 08/15/35	75,000	85,808

		2,614,316

Trading Companies & Distributors 0.0%†
GATX Corp., 2.38%, 07/30/18	250,000	251,097

Water Utilities 0.0%†
American Water Capital Corp., 4.30%, 09/01/45	250,000	260,319
United Utilities plc, 5.38%, 02/01/19	100,000	104,552

		364,871

Wireless Telecommunication Services 0.2%
America Movil SAB de CV, 5.00%, 03/30/20	500,000	531,870
6.38%, 03/01/35	123,000	142,129
Rogers Communications, Inc., 5.00%, 03/15/44	250,000	263,347
Vodafone Group plc, 2.95%, 02/19/23	250,000	243,160
7.88%, 02/15/30	144,000	192,070
6.15%, 02/27/37	75,000	83,924

		1,456,500

Total Corporate Bonds (cost $226,398,906)		231,129,877

Foreign Government Securities 2.3%

	Principal Amount	Market Value
CANADA 0.4%
Province of British Columbia Canada, 2.00%, 10/23/22	500,000	489,133
Canadian Government International Bond, 1.63%, 02/27/19	500,000	502,509
Hydro-Quebec,
8.40%, 01/15/22	153,000	190,866
8.88%, 03/01/26	109,000	149,720
Province of Manitoba Canada, 1.75%, 05/30/19	500,000	500,712
Province of Ontario Canada,
1.20%, 02/14/18	750,000	748,883
2.00%, 01/30/19	750,000	754,758
Province of Quebec Canada,
2.88%, 10/16/24	250,000	251,501
7.50%, 09/15/29	200,000	280,157

		3,868,239

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount	Market Value
COLOMBIA 0.1%
Republic of Colombia, 7.38%, 03/18/19	$600,000	$664,800
7.38%, 09/18/37	250,000	310,000
5.00%, 06/15/45	350,000	340,725

		1,315,525

GERMANY 0.6%
Kreditanstalt fuer Wiederaufbau, 4.38%, 03/15/18	800,000	827,529
1.00%, 06/11/18	1,000,000	996,094
1.00%, 09/07/18	1,500,000	1,491,210
1.75%, 10/15/19	1,000,000	1,002,356
2.75%, 09/08/20	550,000	565,517

		4,882,706

HUNGARY 0.1%
Hungary Government Bond, 5.38%, 03/25/24	750,000	823,125

ISRAEL 0.0%†
State of Israel, 3.15%, 06/30/23	250,000	254,478

ITALY 0.0%†
Republic of Italy, 5.38%, 06/15/33	184,000	198,107

MEXICO 0.3%
Petroleos Mexicanos, 4.50%, 01/23/26	250,000	227,375
5.63%, 01/23/46	100,000	83,425
6.75%, 09/21/47	359,000	338,788
United Mexican States, 5.13%, 01/15/20	250,000	269,250
3.63%, 03/15/22	500,000	504,750
4.13%, 01/21/26	250,000	250,750
6.75%, 09/27/34	373,000	447,552
5.55%, 01/21/45	200,000	204,500
4.60%, 01/23/46	250,000	225,625
5.75%, 10/12/10	200,000	185,826

		2,737,841

PANAMA 0.1%
Republic of Panama, 5.20%, 01/30/20	250,000	270,000
6.70%, 01/26/36	250,000	309,375

		579,375

PERU 0.1%
Republic of Peru, 7.13%, 03/30/19	370,000	410,448
5.63%, 11/18/50	200,000	231,000

		641,448

PHILIPPINES 0.1%
Republic of the Philippines, 6.50%, 01/20/20	250,000	283,137
7.75%, 01/14/31	250,000	353,985
6.38%, 10/23/34	250,000	329,505
3.70%, 03/01/41	250,000	243,022

		1,209,649

POLAND 0.1%
Republic of Poland, 5.13%, 04/21/21	125,000	136,303
5.00%, 03/23/22	450,000	490,590
4.00%, 01/22/24	250,000	258,000

		884,893

SOUTH AFRICA 0.1%
Republic of South Africa, 4.67%, 01/17/24	250,000	252,687
4.30%, 10/12/28	250,000	234,818
6.25%, 03/08/41	100,000	112,000

		599,505

SOUTH KOREA 0.1%
Export-Import Bank of Korea, 4.00%, 01/29/21	350,000	366,559
2.88%, 01/21/25	350,000	340,410
Republic of Korea, 5.63%, 11/03/25	200,000	241,360
Korea Development Bank (The), 4.63%, 11/16/21	200,000	216,880

		1,165,209

URUGUAY 0.1%
Oriental Republic of Uruguay, 4.50%, 08/14/24	350,000	369,600
4.38%, 10/27/27	250,000	255,962
5.10%, 06/18/50	150,000	139,950

		765,512

Total Foreign Government Securities (cost $19,488,165)		19,925,612

Mortgage-Backed Securities 28.0%

	Principal Amount	Market Value
FHLMC Gold Pool
Pool# E88076 6.00%, 02/01/17	11	11
Pool# E88055 6.50%, 02/01/17	194	194
Pool# E88729 6.00%, 04/01/17	77	77
Pool# E89149 6.00%, 04/01/17	27	27
Pool# E89151 6.00%, 04/01/17	89	89
Pool# E89217 6.00%, 04/01/17	68	68
Pool# E89222 6.00%, 04/01/17	33	33
Pool# E89347 6.00%, 04/01/17	14	14
Pool# E89496 6.00%, 04/01/17	57	57

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# E89203 6.50%, 04/01/17	$26	$26
Pool# E89530 6.00%, 05/01/17	123	123
Pool# E89909 6.00%, 05/01/17	92	93
Pool# B15071 6.00%, 06/01/17	138	138
Pool# E01157 6.00%, 06/01/17	271	272
Pool# E90194 6.00%, 06/01/17	50	50
Pool# E90313 6.00%, 06/01/17	33	33
Pool# E90591 5.50%, 07/01/17	261	262
Pool# E90645 6.00%, 07/01/17	247	247
Pool# G11399 5.50%, 04/01/18	845	852
Pool# B10210 5.50%, 10/01/18	5,121	5,218
Pool# B11548 5.50%, 12/01/18	6,884	7,041
Pool# E01604 5.50%, 03/01/19	5,632	5,795
Pool# B13430 5.50%, 04/01/19	2,264	2,282
Pool# B15396 5.50%, 06/01/19	3,612	3,628
Pool# G18007 6.00%, 07/01/19	2,595	2,684
Pool# B16087 6.00%, 08/01/19	17,305	17,863
Pool# G18022 5.50%, 11/01/19	11,309	11,803
Pool# B14288 5.50%, 12/01/19	4,083	4,186
Pool# J02325 5.50%, 07/01/20	3,834	3,919
Pool# J00935 5.00%, 12/01/20	5,866	6,004
Pool# J00854 5.00%, 01/01/21	6,961	7,125
Pool# J00855 5.50%, 01/01/21	13,224	13,844
Pool# J01279 5.50%, 02/01/21	4,295	4,520
Pool# J01570 5.50%, 04/01/21	3,731	3,911
Pool# J01771 5.00%, 05/01/21	5,854	5,992
Pool# J06015 5.00%, 05/01/21	21,218	21,718
Pool# J05950 5.50%, 05/01/21	38,666	40,283
Pool# G18122 5.00%, 06/01/21	8,311	8,622
Pool# J01980 6.00%, 06/01/21	7,264	7,279
Pool# J03074 5.00%, 07/01/21	6,102	6,303
Pool# J03028 5.50%, 07/01/21	1,269	1,315
Pool# J09912 4.00%, 06/01/24	1,052,146	1,104,223
Pool# C00351 8.00%, 07/01/24	326	365
Pool# D60780 8.00%, 06/01/25	1,565	1,724
Pool# G30267 5.00%, 08/01/25	193,814	210,626
Pool# J13883 3.50%, 12/01/25	612,240	642,573
Pool# J18127 3.00%, 03/01/27	263,962	271,075
Pool# J18702 3.00%, 03/01/27	293,452	301,360
Pool# J19106 3.00%, 05/01/27	116,634	119,777
Pool# J20471 3.00%, 09/01/27	508,927	522,641
Pool# D82854 7.00%, 10/01/27	1,032	1,120
Pool# G14609 3.00%, 11/01/27	721,747	741,196
Pool# C00566 7.50%, 12/01/27	1,168	1,326
Pool# G15100 2.50%, 07/01/28	199,040	201,352
Pool# C00678 7.00%, 11/01/28	1,483	1,719
Pool# C18271 7.00%, 11/01/28	1,806	1,987
Pool# C00836 7.00%, 07/01/29	643	733
Pool# C31282 7.00%, 09/01/29	74	77
Pool# C31285 7.00%, 09/01/29	1,774	2,010
Pool# A18212 7.00%, 11/01/29	30,692	32,619
Pool# C32914 8.00%, 11/01/29	2,219	2,403
Pool# G18536 2.50%, 01/01/30	2,360,897	2,362,491
Pool# C37436 8.00%, 01/01/30	1,989	2,415
Pool# C36306 7.00%, 02/01/30	517	540
Pool# C36429 7.00%, 02/01/30	515	534
Pool# C00921 7.50%, 02/01/30	1,319	1,517
Pool# G01108 7.00%, 04/01/30	532	610
Pool# C37703 7.50%, 04/01/30	992	1,106
Pool# G18552 3.00%, 05/01/30	1,090,406	1,119,790
Pool# J32243 3.00%, 07/01/30	919,712	944,495
Pool# J32255 3.00%, 07/01/30	56,778	58,309
Pool# J32257 3.00%, 07/01/30	63,411	65,129

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# C41561 8.00%, 08/01/30	$1,557	$1,642
Pool# C01051 8.00%, 09/01/30	2,149	2,453
Pool# C43550 7.00%, 10/01/30	2,547	2,686
Pool# C44017 7.50%, 10/01/30	367	376
Pool# C43967 8.00%, 10/01/30	4,916	4,915
Pool# C44957 8.00%, 11/01/30	2,416	2,753
Pool# C01106 7.00%, 12/01/30	9,977	11,723
Pool# C01103 7.50%, 12/01/30	1,017	1,231
Pool# C01116 7.50%, 01/01/31	843	958
Pool# C46932 7.50%, 01/01/31	529	552
Pool# C47287 7.50%, 02/01/31	1,142	1,188
Pool# G01217 7.00%, 03/01/31	9,066	10,392
Pool# C48206 7.50%, 03/01/31	1,398	1,403
Pool# C91366 4.50%, 04/01/31	165,119	178,011
Pool# G18601 3.00%, 05/01/31	61,110	62,757
Pool# G18605 3.00%, 06/01/31	32,874	33,760
Pool# C91377 4.50%, 06/01/31	87,002	93,741
Pool# C53324 7.00%, 06/01/31	1,291	1,368
Pool# C01209 8.00%, 06/01/31	903	1,029
Pool# C54792 7.00%, 07/01/31	1,855	1,909
Pool# C55071 7.50%, 07/01/31	497	513
Pool# G01309 7.00%, 08/01/31	1,773	2,089
Pool# C01222 7.00%, 09/01/31	1,132	1,336
Pool# G01311 7.00%, 09/01/31	10,447	11,911
Pool# G01315 7.00%, 09/01/31	377	431
Pool# C58647 7.00%, 10/01/31	224	228
Pool# C58694 7.00%, 10/01/31	4,828	5,391
Pool# C60012 7.00%, 11/01/31	624	650
Pool# C61298 8.00%, 11/01/31	2,090	2,156
Pool# C61105 7.00%, 12/01/31	4,435	4,725
Pool# C01305 7.50%, 12/01/31	772	852
Pool# C62218 7.00%, 01/01/32	1,969	2,010
Pool# C63171 7.00%, 01/01/32	4,974	5,583
Pool# C64121 7.50%, 02/01/32	1,563	1,615
Pool# C01345 7.00%, 04/01/32	6,295	7,125
Pool# G01391 7.00%, 04/01/32	18,358	21,530
Pool# C65717 7.50%, 04/01/32	3,331	3,422
Pool# C01370 8.00%, 04/01/32	2,588	3,001
Pool# C66916 7.00%, 05/01/32	13,856	15,580
Pool# C01381 8.00%, 05/01/32	12,882	14,978
Pool# C68290 7.00%, 06/01/32	1,875	2,015
Pool# C68300 7.00%, 06/01/32	9,029	10,090
Pool# G01449 7.00%, 07/01/32	11,841	13,652
Pool# C68988 7.50%, 07/01/32	2,374	2,382
Pool# C69908 7.00%, 08/01/32	19,943	22,097
Pool# C91558 3.50%, 09/01/32	184,290	191,325
Pool# G01536 7.00%, 03/01/33	12,731	14,635
Pool# G30642 3.00%, 05/01/33	113,185	115,004
Pool# G30646 3.00%, 05/01/33	250,403	254,427
Pool# K90535 3.00%, 05/01/33	52,427	53,270
Pool# A16419 6.50%, 11/01/33	12,275	13,836
Pool# A16522 6.50%, 12/01/33	26,734	30,135
Pool# C01806 7.00%, 01/01/34	9,574	10,095
Pool# A21356 6.50%, 04/01/34	46,258	52,142
Pool# C01851 6.50%, 04/01/34	30,203	34,625
Pool# A22067 6.50%, 05/01/34	41,735	47,869
Pool# A24301 6.50%, 05/01/34	49,089	55,334
Pool# A24988 6.50%, 07/01/34	8,932	10,068
Pool# G01741 6.50%, 10/01/34	13,514	15,625
Pool# G08023 6.50%, 11/01/34	27,802	31,672
Pool# A33137 6.50%, 01/01/35	9,079	10,234
Pool# G08064 6.50%, 04/01/35	12,232	14,341
Pool# G01947 7.00%, 05/01/35	15,680	18,364
Pool# G08088 6.50%, 10/01/35	108,513	127,818
Pool# A39759 5.50%, 11/01/35	16,427	18,303
Pool# A40376 5.50%, 12/01/35	10,750	11,919
Pool# A42305 5.50%, 01/01/36	36,843	41,386
Pool# A41548 7.00%, 01/01/36	13,902	15,499

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# G08111 5.50%, 02/01/36	$40,540	$45,128
Pool# A43861 5.50%, 03/01/36	68,092	75,415
Pool# A43886 5.50%, 03/01/36	422,554	482,751
Pool# G08116 5.50%, 03/01/36	41,751	46,682
Pool# A43534 6.50%, 03/01/36	14,864	16,755
Pool# A48735 5.50%, 05/01/36	10,262	11,366
Pool# G08136 6.50%, 06/01/36	16,075	18,120
Pool# A53039 6.50%, 10/01/36	35,403	39,907
Pool# A53219 6.50%, 10/01/36	8,322	9,380
Pool# A57803 6.50%, 02/01/37	101,703	114,642
Pool# A66192 6.50%, 09/01/37	8,032	9,053
Pool# G04251 6.50%, 04/01/38	7,961	8,974
Pool# A79540 6.50%, 07/01/38	12,443	14,026
Pool# G04569 6.50%, 08/01/38	8,738	10,111
Pool# A82297 6.50%, 10/01/38	20,380	22,973
Pool# A84168 6.50%, 01/01/39	6,753	7,612
Pool# A84252 6.50%, 01/01/39	24,477	27,591
Pool# A84287 6.50%, 01/01/39	20,897	23,555
Pool# G05535 4.50%, 07/01/39	1,260,959	1,357,114
Pool# A91165 5.00%, 02/01/40	2,311,238	2,518,469
Pool# G60342 4.50%, 05/01/42	256,919	276,538
Pool# G60195 4.00%, 06/01/42	594,723	625,428
Pool# G07158 3.50%, 10/01/42	393,341	403,666
Pool# G07163 3.50%, 10/01/42	177,040	181,647
Pool# Q11532 3.50%, 10/01/42	145,720	149,579
Pool# Q12051 3.50%, 10/01/42	223,916	229,834
Pool# C09020 3.50%, 11/01/42	780,128	800,807
Pool# G07264 3.50%, 12/01/42	398,408	408,897
Pool# Q14292 3.50%, 01/01/43	75,483	77,453
Pool# Q14881 3.50%, 01/01/43	79,367	81,425
Pool# Q15884 3.00%, 02/01/43	750,734	747,234
Pool# V80002 2.50%, 04/01/43	379,311	359,393
Pool# Q16915 3.00%, 04/01/43	698,502	695,254
Pool# Q17675 3.50%, 04/01/43	368,863	378,800
Pool# Q18523 3.50%, 05/01/43	1,108,533	1,137,952
Pool# Q18751 3.50%, 06/01/43	1,506,258	1,545,239
Pool# G07410 3.50%, 07/01/43	139,132	143,001
Pool# G07459 3.50%, 08/01/43	705,242	723,587
Pool# G60038 3.50%, 01/01/44	1,026,571	1,053,663
Pool# Q26869 4.00%, 06/01/44	1,210,811	1,277,185
Pool# G07946 4.00%, 07/01/44	212,345	223,812
Pool# Q28607 3.50%, 09/01/44	204,502	209,754
Pool# Q30833 4.00%, 01/01/45	20,019	21,012
Pool# G60400 4.50%, 01/01/45	211,400	228,152
Pool# Q34165 4.00%, 06/01/45	341,250	358,187
Pool# Q34167 4.00%, 06/01/45	809,745	849,934
Pool# Q35617 4.00%, 08/01/45	2,066,507	2,169,072
Pool# V81873 4.00%, 08/01/45	55,084	57,817
Pool# G08677 4.00%, 11/01/45	216,356	227,094
Pool# G08682 4.00%, 12/01/45	67,235	70,572
Pool# G60397 4.00%, 12/01/45	30,335	31,840
Pool# Q38357 4.00%, 01/01/46	20,781	21,812
Pool# Q39434 3.50%, 03/01/46	77,127	78,915
Pool# G08699 4.00%, 03/01/46	42,633	44,749
Pool# Q39440 4.00%, 03/01/46	23,805	24,987
Pool# Q39378 4.50%, 03/01/46	47,693	51,329
Pool# Q40089 4.00%, 04/01/46	32,398	34,006
Pool# G08704 4.50%, 04/01/46	46,569	50,080
Pool# Q40097 4.50%, 04/01/46	4,469	4,808
Pool# G60582 3.50%, 05/01/46	204,587	209,726
Pool# Q40718 3.50%, 05/01/46	76,354	78,057
Pool# G08707 4.00%, 05/01/46	373,165	391,686
Pool# Q40649 4.00%, 05/01/46	338,836	355,654
Pool# G08708 4.50%, 05/01/46	31,664	34,054
Pool# Q40728 4.50%, 05/01/46	6,676	7,185
Pool# Q41208 3.50%, 06/01/46	426,453	435,883
Pool# G08713 4.50%, 06/01/46	38,311	41,200
Pool# Q41491 3.50%, 07/01/46	55,921	57,157

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# Q41903 3.50%, 07/01/46	$367,347	$375,543
Pool# Q41935 3.50%, 07/01/46	24,140	24,756
Pool# Q41945 4.50%, 07/01/46	42,947	46,299
Pool# Q41947 4.50%, 07/01/46	16,941	18,242
Pool# G08716 3.50%, 08/01/46	430,648	440,171
Pool# Q42203 3.50%, 08/01/46	47,001	48,114
Pool# Q42393 3.50%, 08/01/46	69,255	70,786
Pool# Q42596 3.50%, 08/01/46	343,877	351,954
Pool# Q42607 4.50%, 08/01/46	18,530	19,953
Pool# G08722 3.50%, 09/01/46	63,104	64,500
Pool# V82617 3.50%, 09/01/46	213,254	218,270
Pool# G08723 4.00%, 09/01/46	104,865	110,085
Pool# G60733 4.50%, 09/01/46	77,257	83,640
Pool# Q43184 4.50%, 09/01/46	115,312	124,558
Pool# G08727 3.50%, 10/01/46	697,467	713,021
Pool# G08728 4.00%, 10/01/46	1,672,682	1,756,943
Pool# G08733 3.50%, 11/01/46	756,217	772,940
Pool# Q44223 3.50%, 11/01/46	48,566	49,650
Pool# Q44473 3.50%, 11/01/46	42,756	43,702
Pool# G08734 4.00%, 11/01/46	512,018	537,430
Pool# G08737 3.00%, 12/01/46	1,793,823	1,775,441
Pool# V82849 3.00%, 12/01/46	2,125,677	2,107,190
Pool# G08738 3.50%, 12/01/46	1,672,999	1,709,994
Pool# Q45024 3.50%, 12/01/46	86,420	88,637
Pool# G08739 4.00%, 12/01/46	435,769	457,398
Pool# G08742 3.50%, 01/01/47	2,116,771	2,163,580
Pool# G08748 3.50%, 01/01/47	94,000	96,079
Pool# G08749 4.00%, 01/01/47	177,885	186,919
Pool# G08752 4.00%, 02/01/47	362,060	380,616
FHLMC Gold Pool TBA
2.50%, 02/15/32	4,025,000	4,024,371
3.00%, 02/15/32	923,000	947,054
3.50%, 02/15/32	475,000	495,026
3.50%, 02/15/46	727,000	742,520
4.50%, 02/15/46	726,000	780,166
2.50%, 02/15/47	50,000	47,328
3.00%, 02/15/47	10,534,000	10,417,962
4.00%, 02/15/47	136,754	143,458
FHLMC Non Gold Pool
Pool# 1B8478 3.31%, 07/01/41(a)	216,494	227,783
Pool# 2B0108 3.49%, 01/01/42(a)	8,901	9,323
FNMA Pool
Pool# 969977 5.00%, 05/01/23	265,650	274,771
Pool# 990972 6.00%, 09/01/23	10,638	10,847
Pool# AA2549 4.00%, 04/01/24	122,751	128,445
Pool# 935348 5.50%, 06/01/24	38,597	40,201
Pool# AC1374 4.00%, 08/01/24	153,245	162,346
Pool# AC1529 4.50%, 09/01/24	61,736	65,146
Pool# AD0244 4.50%, 10/01/24	45,560	48,081
Pool# AD4089 4.50%, 05/01/25	411,313	436,370
Pool# 890216 4.50%, 07/01/25	82,241	86,789
Pool# AH1361 3.50%, 12/01/25	260,680	271,852
Pool# AH1518 3.50%, 12/01/25	145,609	151,807
Pool# AE6384 4.00%, 01/01/26	25,405	26,604
Pool# AL0298 4.00%, 05/01/26	381,255	399,219
Pool# AB4277 3.00%, 01/01/27	1,093,140	1,125,361
Pool# AP4746 3.00%, 08/01/27	181,741	187,099
Pool# AP4640 3.00%, 09/01/27	117,869	121,366
Pool# AP7855 3.00%, 09/01/27	1,077,686	1,109,542
Pool# AB6886 3.00%, 11/01/27	94,303	97,076
Pool# AB6887 3.00%, 11/01/27	192,299	197,967
Pool# AQ3758 3.00%, 11/01/27	121,809	125,067
Pool# AQ4532 3.00%, 11/01/27	154,748	159,313
Pool# AQ5096 3.00%, 11/01/27	248,368	255,693
Pool# AQ7406 3.00%, 11/01/27	107,634	110,809
Pool# AQ2884 3.00%, 12/01/27	112,191	115,523
Pool# AS0487 2.50%, 09/01/28	399,865	404,322
Pool# 930998 4.50%, 04/01/29	62,277	66,906
Pool# MA0243 5.00%, 11/01/29	30,306	33,034
Pool# AL8077 3.50%, 12/01/29	36,154	37,661
Pool# MA0268 5.00%, 12/01/29	24,379	26,580
Pool# AX7727 2.50%, 03/01/30	629,898	630,355
Pool# AB1038 5.00%, 05/01/30	36,877	40,240

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# AD5655 5.00%, 05/01/30	$64,586	$70,495
Pool# MA0443 5.00%, 05/01/30	37,780	41,217
Pool# AS5412 2.50%, 07/01/30	90,072	90,137
Pool# AS5420 3.00%, 07/01/30	131,444	134,959
Pool# AL7152 3.50%, 07/01/30	910,700	953,549
Pool# AS5702 2.50%, 08/01/30	673,249	673,738
Pool# AZ4898 2.50%, 08/01/30	420,561	420,867
Pool# AY8448 3.00%, 08/01/30	417,435	428,598
Pool# AZ2953 3.00%, 09/01/30	538,060	552,450
Pool# AZ5718 3.00%, 09/01/30	576,637	592,058
Pool# MA0559 5.00%, 09/01/30	14,114	15,405
Pool# AS6060 3.00%, 10/01/30	621,441	638,061
Pool# AZ9234 3.50%, 10/01/30	51,360	53,505
Pool# AS6272 2.50%, 12/01/30	126,676	126,768
Pool# AH1515 4.00%, 12/01/30	519,897	550,360
Pool# AD0716 6.50%, 12/01/30	365,584	418,420
Pool# BA6532 2.50%, 01/01/31	105,496	105,573
Pool# MA0641 4.00%, 02/01/31	532,439	563,571
Pool# 560868 7.50%, 02/01/31	539	550
Pool# BC5968 2.50%, 04/01/31	157,030	157,144
Pool# AL8561 3.50%, 06/01/31	82,933	87,146
Pool# AS8038 2.50%, 10/01/31	399,144	399,434
Pool# AS8612 3.00%, 10/01/31	172,799	177,420
Pool# 607212 7.50%, 10/01/31	8,828	9,918
Pool# 607632 6.50%, 11/01/31	94	106
Pool# AS8609 3.00%, 01/01/32	133,888	137,469
Pool# AL9585 3.50%, 01/01/32	36,202	38,027
Pool# MA1029 3.50%, 04/01/32	437,382	454,316
Pool# MA1107 3.50%, 07/01/32	119,332	123,953
Pool# MA1166 3.50%, 09/01/32	692,103	718,914
Pool# 661664 7.50%, 09/01/32	12,459	12,773
Pool# 656559 6.50%, 02/01/33	27,201	30,771
Pool# 694846 6.50%, 04/01/33	9,753	11,033
Pool# AB9300 3.00%, 05/01/33	109,430	111,244
Pool# AB9402 3.00%, 05/01/33	297,743	302,687
Pool# AB9403 3.00%, 05/01/33	117,009	118,953
Pool# 254767 5.50%, 06/01/33	838,193	938,551
Pool# MA1527 3.00%, 08/01/33	611,245	621,393
Pool# 750229 6.50%, 10/01/33	24,210	27,387
Pool# 725228 6.00%, 03/01/34	869,461	996,238
Pool# 725424 5.50%, 04/01/34	937,654	1,049,883
Pool# 788027 6.50%, 09/01/34	18,308	20,711
Pool# 735141 5.50%, 01/01/35	487,766	545,768
Pool# 735227 5.50%, 02/01/35	543,348	608,606
Pool# AL4260 5.50%, 09/01/36	67,265	75,310
Pool# 310104 5.50%, 08/01/37	516,925	578,182
Pool# 955194 7.00%, 11/01/37	376,735	431,253
Pool# AC9890 2.81%, 04/01/40(a)	966,953	1,012,176
Pool# AD8536 5.00%, 08/01/40	2,065,887	2,252,738
Pool# AB1735 3.50%, 11/01/40	15,370	15,810
Pool# 932888 3.50%, 01/01/41	176,965	182,369
Pool# 932891 3.50%, 01/01/41	31,974	32,921
Pool# AB2067 3.50%, 01/01/41	557,094	573,587
Pool# AB2068 3.50%, 01/01/41	315,372	324,707
Pool# AL6521 5.00%, 04/01/41	1,235,227	1,364,676
Pool# AL0390 5.00%, 05/01/41	493,838	540,834
Pool# AL5863 4.50%, 06/01/41	813,965	879,990
Pool# AJ1249 3.30%, 09/01/41(a)	240,660	248,753
Pool# AI9920 4.00%, 09/01/41	20,960	22,082
Pool# AI9851 4.50%, 09/01/41	77,952	84,152
Pool# AL0761 5.00%, 09/01/41	889,406	975,280
Pool# AJ5431 4.50%, 10/01/41	145,948	156,940
Pool# AL0933 5.00%, 10/01/41	189,979	207,244
Pool# AJ4861 4.00%, 12/01/41	292,637	308,226
Pool# AL1437 2.76%, 01/01/42(a)	133,177	137,771
Pool# AL2499 4.50%, 01/01/42	14,811	15,986
Pool# AX5316 4.50%, 01/01/42	30,464	32,819
Pool# AX5297 5.00%, 01/01/42	40,105	43,731

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# AK0714 2.51%, 02/01/42(a)	$27,494	$29,113
Pool# AW8167 3.50%, 02/01/42	730,240	751,093
Pool# AB5185 3.50%, 05/01/42	517,009	530,843
Pool# AO3575 4.50%, 05/01/42	64,532	69,388
Pool# 890621 5.00%, 05/01/42	128,163	139,707
Pool# AO4647 3.50%, 06/01/42	846,554	869,545
Pool# AO8036 4.50%, 07/01/42	1,273,695	1,374,998
Pool# AP1961 2.47%, 08/01/42(a)	185,483	190,828
Pool# AP2092 4.50%, 08/01/42	34,472	37,066
Pool# AP6579 3.50%, 09/01/42	1,009,749	1,037,163
Pool# AP6756 4.00%, 09/01/42	17,618	18,550
Pool# AP7489 4.00%, 09/01/42	639,952	673,299
Pool# AL2782 4.50%, 09/01/42	127,085	137,195
Pool# AB6524 3.50%, 10/01/42	1,797,510	1,846,322
Pool# AB7074 3.00%, 11/01/42	1,360,765	1,353,907
Pool# AB6786 3.50%, 11/01/42	558,098	571,815
Pool# AL2677 3.50%, 11/01/42	256,806	263,780
Pool# AB7362 3.00%, 12/01/42	732,464	728,763
Pool# MA1273 3.50%, 12/01/42	422,727	434,740
Pool# AR4210 3.50%, 01/01/43	327,403	336,291
Pool# AR8213 3.50%, 04/01/43	372,442	382,554
Pool# AB9236 3.00%, 05/01/43	146,187	145,449
Pool# AB9237 3.00%, 05/01/43	651,310	648,022
Pool# AB9238 3.00%, 05/01/43	884,451	879,985
Pool# AB9362 3.50%, 05/01/43	670,838	689,052
Pool# AT4145 3.00%, 06/01/43	330,140	328,472
Pool# AB9814 3.00%, 07/01/43	874,326	869,909
Pool# AS0203 3.00%, 08/01/43	377,667	375,760
Pool# AS0255 4.50%, 08/01/43	303,206	326,164
Pool# AL6951 3.50%, 10/01/43	610,359	626,925
Pool# AS2276 4.50%, 04/01/44	543,684	584,468
Pool# AW1006 4.00%, 05/01/44	229,934	243,367
Pool# AL7767 4.50%, 06/01/44	19,975	21,516
Pool# AS3161 4.00%, 08/01/44	763,864	801,505
Pool# BC5090 4.00%, 10/01/44	111,491	116,964
Pool# AS3946 4.00%, 12/01/44	824,257	870,450
Pool# AS4375 4.00%, 02/01/45	309,167	327,064
Pool# AS4418 4.00%, 02/01/45	453,328	479,617
Pool# AX9524 4.00%, 02/01/45	632,610	669,231
Pool# AL6889 4.50%, 02/01/45	149,575	161,956
Pool# AY1312 3.50%, 03/01/45	1,332,417	1,367,484
Pool# AS4578 4.00%, 03/01/45	218,982	231,659
Pool# AS4921 3.50%, 05/01/45	893,003	915,533
Pool# AS5012 4.00%, 05/01/45	849,809	899,001
Pool# AZ2323 4.00%, 07/01/45	448,359	472,139
Pool# AS5668 4.00%, 08/01/45	700,808	735,395
Pool# AZ0968 4.00%, 08/01/45	378,940	397,653
Pool# AZ5682 4.00%, 08/01/45	351,297	369,930
Pool# AL7207 4.50%, 08/01/45	183,148	198,314
Pool# AS5776 4.00%, 09/01/45	632,792	664,094
Pool# AZ2947 4.00%, 09/01/45	565,171	593,114
Pool# MA2436 4.50%, 10/01/45	114,477	123,089
Pool# BA2164 3.00%, 11/01/45	111,159	110,115
Pool# AS6213 4.00%, 11/01/45	55,957	58,725
Pool# AS6282 3.50%, 12/01/45	1,433,782	1,469,693
Pool# AS6311 3.50%, 12/01/45	1,122,023	1,147,398
Pool# BC0326 3.50%, 12/01/45	260,172	266,056
Pool# AS6527 4.00%, 01/01/46	185,482	194,657
Pool# BC2667 4.00%, 02/01/46	61,602	64,653
Pool# BA4018 3.50%, 03/01/46	551,469	563,941
Pool# BC0300 3.50%, 03/01/46	229,995	235,197
Pool# BC0307 3.50%, 03/01/46	1,150,759	1,176,784
Pool# AS6848 4.00%, 03/01/46	263,015	276,039
Pool# BA6972 4.00%, 03/01/46	90,258	94,728
Pool# BC0288 4.00%, 03/01/46	539,432	566,145
Pool# BC0298 4.00%, 03/01/46	260,613	273,519
Pool# AL8282 3.50%, 04/01/46	846,007	865,140
Pool# AS7077 3.50%, 04/01/46	638,607	653,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# BC0823 3.50%, 04/01/46	$259,355	$265,220
Pool# BC0825 3.50%, 04/01/46	407,819	417,042
Pool# BC4991 3.50%, 04/01/46	231,508	236,744
Pool# BC8396 3.50%, 04/01/46	77,280	79,028
Pool# MA2578 3.50%, 04/01/46	241,420	246,880
Pool# AS6996 4.00%, 04/01/46	1,075,885	1,129,162
Pool# AS7026 4.00%, 04/01/46	381,379	400,265
Pool# AS7039 4.50%, 04/01/46	46,159	49,655
Pool# BC1809 3.50%, 05/01/46	183,433	187,582
Pool# AS7108 4.00%, 05/01/46	929,351	975,371
Pool# AS7251 4.00%, 05/01/46	467,814	490,979
Pool# AS7545 3.50%, 07/01/46	403,623	412,751
Pool# AS7593 3.50%, 07/01/46	1,078,844	1,104,644
Pool# AS7594 3.50%, 07/01/46	982,793	1,006,236
Pool# BC1216 3.50%, 07/01/46	938,837	961,290
Pool# AL8858 4.00%, 07/01/46	112,109	117,849
Pool# BC1452 4.00%, 07/01/46	1,211,262	1,271,724
Pool# BD1425 3.50%, 08/01/46	1,072,404	1,096,657
Pool# BD4890 3.50%, 08/01/46	824,765	843,417
Pool# AS7648 4.00%, 08/01/46	270,964	284,382
Pool# AS7760 4.00%, 08/01/46	296,651	312,605
Pool# AS7795 4.00%, 08/01/46	197,692	207,482
Pool# BD3911 4.00%, 08/01/46	30,791	32,316
Pool# BD3923 4.00%, 08/01/46	29,294	30,745
Pool# AS7770 4.50%, 08/01/46	36,950	39,862
Pool# BC2819 4.00%, 09/01/46	226,615	237,977
Pool# BC2825 4.50%, 09/01/46	76,489	82,543
Pool# AL9263 3.00%, 10/01/46	120,143	119,163
Pool# AS8154 4.50%, 10/01/46	36,319	39,103
Pool# BC4766 4.50%, 10/01/46	56,225	60,537
Pool# AS8369 3.50%, 11/01/46	761,132	779,417
Pool# AS8326 4.00%, 11/01/46	158,597	166,451
Pool# BE5038 4.00%, 11/01/46	31,963	33,869
Pool# AS8488 3.00%, 12/01/46	159,331	158,081
Pool# AL9697 3.00%, 01/01/47	430,000	426,625
Pool# AS8647 3.00%, 01/01/47	305,802	303,403
Pool# BE2971 4.00%, 02/01/47	134,857	141,537
FNMA Pool TBA
2.50%, 02/25/32	6,533,000	6,533,000
3.00%, 02/25/32	1,559,598	1,600,050
3.50%, 02/25/32	184,000	191,619
4.00%, 02/25/32	224,000	230,029
2.50%, 02/25/47	650,000	616,307
3.00%, 02/25/47	17,881,000	17,699,397
3.50%, 02/25/47	233,000	238,097
4.00%, 02/25/47	346,750	363,762
4.50%, 02/25/47	2,205,000	2,370,633
5.00%, 02/25/47	94,000	102,454
5.50%, 02/25/47	23,000	25,535
GNMA I Pool
Pool# 279461 9.00%, 11/15/19	236	239
Pool# 376510 7.00%, 05/15/24	1,078	1,166
Pool# 457801 7.00%, 08/15/28	2,197	2,395
Pool# 486936 6.50%, 02/15/29	1,355	1,561
Pool# 502969 6.00%, 03/15/29	4,341	4,937
Pool# 487053 7.00%, 03/15/29	1,904	2,107
Pool# 781014 6.00%, 04/15/29	3,307	3,807
Pool# 509099 7.00%, 06/15/29	2,600	2,679
Pool# 470643 7.00%, 07/15/29	10,213	10,843
Pool# 434505 7.50%, 08/15/29	78	80
Pool# 416538 7.00%, 10/15/29	182	182
Pool# 524269 8.00%, 11/15/29	5,319	5,394
Pool# 781124 7.00%, 12/15/29	9,244	10,944
Pool# 507396 7.50%, 09/15/30	34,683	36,526
Pool# 531352 7.50%, 09/15/30	3,156	3,380
Pool# 536334 7.50%, 10/15/30	144	148
Pool# 540659 7.00%, 01/15/31	657	669
Pool# 486019 7.50%, 01/15/31	1,451	1,629
Pool# 535388 7.50%, 01/15/31	452	464
Pool# 537406 7.50%, 02/15/31	314	319
Pool# 528589 6.50%, 03/15/31	26,575	30,270
Pool# 508473 7.50%, 04/15/31	4,437	4,942
Pool# 544470 8.00%, 04/15/31	2,228	2,254
Pool# 781287 7.00%, 05/15/31	4,369	5,106

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
GNMA I Pool (continued)
Pool# 549742 7.00%, 07/15/31	$688	$690
Pool# 781319 7.00%, 07/15/31	1,334	1,557
Pool# 485879 7.00%, 08/15/31	7,071	7,922
Pool# 572554 6.50%, 09/15/31	36,072	41,087
Pool# 555125 7.00%, 09/15/31	574	583
Pool# 781328 7.00%, 09/15/31	4,343	5,150
Pool# 550991 6.50%, 10/15/31	891	1,015
Pool# 571267 7.00%, 10/15/31	885	994
Pool# 574837 7.50%, 11/15/31	1,736	1,786
Pool# 555171 6.50%, 12/15/31	1,021	1,163
Pool# 781380 7.50%, 12/15/31	1,315	1,594
Pool# 781481 7.50%, 01/15/32	6,670	7,974
Pool# 580972 6.50%, 02/15/32	150	170
Pool# 781401 7.50%, 02/15/32	3,819	4,640
Pool# 781916 6.50%, 03/15/32	73,636	85,028
Pool# 552474 7.00%, 03/15/32	3,854	4,176
Pool# 781478 7.50%, 03/15/32	2,577	3,124
Pool# 781429 8.00%, 03/15/32	4,315	5,328
Pool# 781431 7.00%, 04/15/32	16,001	18,992
Pool# 568715 7.00%, 05/15/32	32,217	33,869
Pool# 552616 7.00%, 06/15/32	31,854	35,685
Pool# 570022 7.00%, 07/15/32	19,175	22,982
Pool# 595077 6.00%, 10/15/32	8,138	9,398
Pool# 596657 7.00%, 10/15/32	3,439	3,560
Pool# 552903 6.50%, 11/15/32	124,038	141,284
Pool# 552952 6.00%, 12/15/32	8,317	9,604
Pool# 588192 6.00%, 02/15/33	6,957	8,044
Pool# 602102 6.00%, 02/15/33	11,969	13,532
Pool# 553144 5.50%, 04/15/33	29,393	33,006
Pool# 604243 6.00%, 04/15/33	12,744	14,593
Pool# 611526 6.00%, 05/15/33	6,798	7,685
Pool# 553320 6.00%, 06/15/33	31,065	35,920
Pool# 573916 6.00%, 11/15/33	26,837	30,337
Pool# 604788 6.50%, 11/15/33	70,731	80,566
Pool# 604875 6.00%, 12/15/33	30,769	35,574
Pool# 781688 6.00%, 12/15/33	40,665	46,988
Pool# 781690 6.00%, 12/15/33	16,000	18,473
Pool# 781699 7.00%, 12/15/33	6,659	7,672
Pool# 621856 6.00%, 01/15/34	26,338	29,773
Pool# 564799 6.00%, 03/15/34	65,223	75,396
Pool# 630038 6.50%, 08/15/34	67,134	76,468
Pool# 781804 6.00%, 09/15/34	46,157	53,298
Pool# 781847 6.00%, 12/15/34	35,187	40,466
Pool# 486921 5.50%, 02/15/35	12,201	13,702
Pool# 781902 6.00%, 02/15/35	37,491	42,680
Pool# 649510 5.50%, 10/15/35	202,554	227,129
Pool# 649513 5.50%, 10/15/35	351,583	393,095
Pool# 652207 5.50%, 03/15/36	67,319	74,896
Pool# 652539 5.00%, 05/15/36	19,435	21,532
Pool# 655519 5.00%, 05/15/36	38,012	41,592
Pool# 606308 5.50%, 05/15/36	31,088	34,587
Pool# 606314 5.50%, 05/15/36	5,569	6,195
Pool# 656666 6.00%, 06/15/36	45,382	51,300
Pool# 657912 6.50%, 08/15/36	5,241	5,969
Pool# 704630 5.50%, 07/15/39	58,072	64,793
Pool# 742235 4.00%, 12/15/40	118,320	125,470
Pool# 755655 4.00%, 12/15/40	76,758	81,916
Pool# 755656 4.00%, 12/15/40	110,372	118,296
Pool# 756631 4.00%, 12/15/40	34,750	37,263
Pool# 757038 4.00%, 12/15/40	274,745	294,619
Pool# 757039 4.00%, 12/15/40	381,261	406,854
Pool# 757043 4.00%, 12/15/40	62,535	67,054
Pool# 757044 4.00%, 12/15/40	108,979	115,828
Pool# 690662 4.00%, 01/15/41	90,225	96,289
Pool# 719486 4.00%, 01/15/41	58,886	62,789
Pool# 742244 4.00%, 01/15/41	255,858	270,465
Pool# 753826 4.00%, 01/15/41	89,320	95,240
Pool# 755959 4.00%, 01/15/41	242,852	260,234

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
GNMA I Pool (continued)
Pool# 757555 4.00%, 02/15/41	$46,807	$50,151
Pool# 757557 4.00%, 02/15/41	61,338	65,177
Pool# AA6307 3.50%, 04/15/43	380,087	395,133
Pool# AB3946 3.50%, 04/15/43	164,078	170,575
Pool# AD6012 3.50%, 04/15/43	461,857	480,137
Pool# AD7471 3.50%, 04/15/43	472,843	491,561
Pool# AD7472 3.50%, 04/15/43	234,994	243,575
Pool# AD9472 3.50%, 04/15/43	233,083	241,594
Pool# AA6403 3.00%, 05/15/43	1,075,756	1,087,328
GNMA I Pool TBA 3.00%, 02/15/47	500,000	503,283
GNMA II Pool
Pool# 003851 5.50%, 05/20/36	259,813	288,708
Pool# 004559 5.00%, 10/20/39	425,617	472,068
Pool# 004715 5.00%, 06/20/40	418,521	463,666
Pool# 004747 5.00%, 07/20/40	235,790	259,616
Pool# 004771 4.50%, 08/20/40	709,811	771,357
Pool# 004834 4.50%, 10/20/40	1,802,209	1,958,656
Pool# 737727 4.00%, 12/20/40	1,194,143	1,272,560
Pool# 737730 4.00%, 12/20/40	364,579	388,377
Pool# 004923 4.50%, 01/20/41	259,402	281,212
Pool# 004978 4.50%, 03/20/41	39,756	43,068
Pool# 005017 4.50%, 04/20/41	444,930	481,333
Pool# 005082 4.50%, 06/20/41	733,717	793,750
Pool# 005175 4.50%, 09/20/41	521,373	564,327
Pool# 675523 3.50%, 03/20/42	489,027	508,050
Pool# MA0392 3.50%, 09/20/42	1,796,774	1,870,274
Pool# MA0534 3.50%, 11/20/42	1,011,470	1,052,846
Pool# MA0852 3.50%, 03/20/43	1,109,360	1,154,743
Pool# MA0934 3.50%, 04/20/43	1,316,157	1,369,513
Pool# AF1001 3.50%, 06/20/43	360,564	375,380
Pool# MA1376 4.00%, 10/20/43	1,210,226	1,283,701
Pool# MA2372 4.00%, 11/20/44	2,736,960	2,896,773
Pool# MA2824 2.50%, 05/20/45	498,703	482,783
Pool# MA2891 3.00%, 06/20/45	2,712,671	2,739,186
Pool# MA3034 3.50%, 08/20/45	324,183	336,273
Pool# AO1099 3.50%, 09/20/45	25,788	26,791
Pool# AO1103 3.50%, 09/20/45	753,939	783,206
Pool# MA3105 3.50%, 09/20/45	840,414	871,755
Pool# MA3173 3.50%, 10/20/45	19,667	20,401
Pool# MA3243 3.00%, 11/20/45	248,845	251,252
Pool# MA3244 3.50%, 11/20/45	391,177	405,764
Pool# MA3309 3.00%, 12/20/45	500,594	505,435
Pool# MA3310 3.50%, 12/20/45	291,269	302,131
Pool# MA3663 3.50%, 05/20/46	722,708	749,659
Pool# MA3736 3.50%, 06/20/46	355,834	369,104
Pool# MA3803 3.50%, 07/20/46	523,044	542,549
Pool# MA3874 3.50%, 08/20/46	658,009	682,547
Pool# MA3876 4.50%, 08/20/46	38,169	40,959
Pool# MA3937 3.50%, 09/20/46	4,324,987	4,486,374
Pool# MA3939 4.50%, 09/20/46	21,981	23,588
Pool# MA4004 3.50%, 10/20/46	1,190,672	1,235,279
Pool# MA4069 3.50%, 11/20/46	2,048,421	2,125,026
Pool# MA4127 3.50%, 12/20/46	3,070,464	3,185,291
Pool# MA4197 4.00%, 01/20/47	151,277	160,123
GNMA II Pool TBA
2.50%, 02/15/46	75,000	72,521
3.50%, 02/15/47	497,000	515,016
4.50%, 02/15/47	156,000	167,280
5.00%, 02/15/47	975,000	1,048,516
3.00%, 12/31/49	15,677,000	15,811,725
4.00%, 12/31/49	2,640,892	2,792,124

Total Mortgage-Backed Securities (cost $245,955,572)		245,295,857

Municipal Bonds 0.9%

	Principal Amount	Market Value
California 0.3%
Bay Area Toll Authority, RB, Series F-2, 6.26%, 04/01/49	150,000	205,945
California State, GO, 7.60%, 11/01/40	100,000	149,583
City of San Francisco California, Public Utilities Commission Water Revenue, RB, Series E, 6.00%, 11/01/40	100,000	122,960
East Bay Municipal Utility District, RB, 5.87%, 06/01/40	100,000	126,839

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Los Angeles Community College District, GO, 6.75%, 08/01/49	$100,000	$147,227
Los Angeles Unified School District, GO, Series RY, 6.76%, 07/01/34	100,000	134,551
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	210,000	291,453
Metropolitan Water District of Southern California, RB, Series A, 6.95%, 07/01/40	300,000	345,336
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	125,000	163,235
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 04/01/32	200,000	242,362
State of California, GO 7.55%, 04/01/39	125,000	184,071
7.63%, 03/01/40	320,000	467,479
University of California, RB Series R, 5.77%, 05/15/43	50,000	61,651
Series AD, 4.86%, 05/15/12	200,000	194,356

		2,837,048

Colorado 0.0%†
Denver City & County School District No. 1, Refunding, COP, Series B, 4.24%, 12/15/37	50,000	51,304

Connecticut 0.0%†
State of Connecticut, GO, Series D, 5.09%, 10/01/30	200,000	222,476

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/57	150,000	183,491

Illinois 0.1%
State of Illinois, GO 5.88%, 03/01/19	100,000	106,036
5.10%, 06/01/33	535,000	489,167

		595,203

Massachusetts 0.0%†
Commonwealth of Massachusetts, RB, Series A, 5.73%, 06/01/40	150,000	190,525

New Jersey 0.1%
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 02/15/29	150,000	176,701
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	215,000	311,832
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 05/01/40	250,000	294,693

		783,226

New York 0.2%
City of New York, GO, Series H1, 5.85%, 06/01/40	220,000	284,192
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	140,000	204,589
New York City Municipal Water Finance Authority, Refunding, RB, Series AA, 5.79%, 06/15/41	300,000	333,120
New York City, Transitional Finance Authority, RB, Series Subseries G-3, 5.27%, 05/01/27	250,000	288,692
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	300,000	374,682

		1,485,275

North Carolina 0.0%†
University of North Carolina, Refunding, RB, 3.85%, 12/01/34	200,000	209,178

Ohio 0.1%
American Power, Inc., RB, Series B, 7.50%, 02/15/50	100,000	138,830
Northeast Regional Sewer District, RB, 6.04%, 11/15/40	200,000	222,738

		361,568

Oregon 0.0%†
Oregon School Boards Association, Limited Tax Pension, GO, AGM Insured, 5.53%, 06/30/28	200,000	233,864

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, GO, Series B, 4.65%, 02/15/26	200,000	217,046

Texas 0.1%
Dallas Independent School District, Texas School Building, GO, PSF-GTD, Series C, 6.45%, 02/15/35	150,000	172,149
Dallas, Rapid Transit, Sales Tax Revenue, Senior Lien, RB, Series B, 4.92%, 12/01/41	160,000	184,342
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	100,000	118,194

		474,685

Total Municipal Bonds (cost $6,912,556)		7,844,889

Short-term Investment 0.0%†

	Principal Amount	Market Value
Banks 0.0%†
Financing Corp., 9.80%, 11/30/17	12,000	12,892

Total Short-term Investment (cost $12,375)		12,892

Supranational 1.6%

	Principal Amount	Market Value
African Development Bank, 1.38%, 02/12/20	500,000	494,315
Asian Development Bank 1.50%, 09/28/18	500,000	501,190
1.75%, 01/10/20	500,000	500,041
1.50%, 01/22/20	750,000	746,347

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Supranational (continued)

	Principal Amount	Market Value
Council Of Europe Development Bank, 1.00%, 03/07/18	$300,000	$299,128
European Bank for Reconstruction & Development, 1.00%, 09/17/18	500,000	497,024
European Investment Bank 1.00%, 06/15/18	1,000,000	995,530
1.13%, 08/15/18	500,000	498,130
1.38%, 06/15/20	500,000	490,484
1.63%, 06/15/21	500,000	489,160
1.38%, 09/15/21	1,000,000	962,930
2.50%, 10/15/24	500,000	497,419
Inter-American Development Bank 1.75%, 08/24/18	500,000	503,401
1.75%, 10/15/19	1,000,000	1,002,820
1.88%, 03/15/21	250,000	249,021
2.13%, 01/18/22	500,000	498,745
International Bank for Reconstruction & Development 0.88%, 08/15/19	2,000,000	1,966,108
1.88%, 10/07/19	1,000,000	1,006,735
7.63%, 01/19/23	677,000	875,383
International Finance Corp., 1.25%, 07/16/18	500,000	499,530

Total Supranational (cost $13,531,134)		13,573,441

U.S. Government Agency Securities 2.1%

	Principal Amount	Market Value
FHLB 5.50%, 07/15/36	300,000	393,932
FHLMC 0.88%, 03/07/18	4,000,000	3,997,232
3.75%, 03/27/19	1,475,000	1,550,216
1.13%, 08/12/21	1,137,000	1,096,092
2.38%, 01/13/22	1,000,000	1,016,421
6.75%, 09/15/29	388,000	538,842
6.75%, 03/15/31	400,000	566,057
6.25%, 07/15/32	365,000	503,293
FNMA 0.88%, 05/21/18	714,000	712,344
1.00%, 08/28/19	3,500,000	3,461,927
1.25%, 08/17/21	785,000	760,919
6.25%, 05/15/29	500,000	664,698
Tennessee Valley Authority 4.50%, 04/01/18	1,865,000	1,939,037
4.88%, 01/15/48	300,000	345,790

Total U.S. Government Agency Securities (cost $17,440,768)		17,546,800

U.S. Treasury Obligations 35.9%

	Principal Amount	Market Value
U.S. Treasury Bonds 8.13%, 08/15/19	1,500,000	1,752,715
8.50%, 02/15/20	700,000	845,742
8.13%, 05/15/21	2,800,000	3,524,391
8.13%, 08/15/21	1,800,000	2,289,445
6.25%, 08/15/23	869,000	1,086,216
6.00%, 02/15/26	1,444,500	1,864,929
4.75%, 02/15/37	1,200,000	1,559,953
3.50%, 02/15/39	500,000	546,855
4.50%, 08/15/39	185,000	232,377
4.38%, 11/15/39	280,000	345,811
4.38%, 05/15/40	550,000	679,508
3.88%, 08/15/40	600,000	689,930
4.25%, 11/15/40	500,000	607,461
4.75%, 02/15/41	2,000,000	2,608,124
3.75%, 08/15/41	2,500,000	2,820,703
3.13%, 11/15/41	3,300,000	3,356,460
3.13%, 02/15/42	1,750,000	1,779,941
3.00%, 05/15/42	200,000	198,883
2.88%, 05/15/43	2,250,000	2,179,073
3.63%, 08/15/43	2,000,000	2,219,062
3.75%, 11/15/43	1,850,000	2,098,377
3.63%, 02/15/44	1,000,000	1,109,297
3.38%, 05/15/44	1,700,000	1,805,585
3.13%, 08/15/44	2,400,000	2,433,374
3.00%, 11/15/44	8,000,000	7,915,936
3.00%, 05/15/45	800,000	790,782
2.88%, 08/15/45	1,750,000	1,686,767
3.00%, 11/15/45	3,200,000	3,160,874
2.50%, 02/15/46	2,500,000	2,225,488
2.50%, 05/15/46	2,450,000	2,179,927
2.25%, 08/15/46	1,800,000	1,513,969
2.88%, 11/15/46	2,200,000	2,124,032
U.S. Treasury Notes
2.88%, 03/31/18	500,000	511,094
0.88%, 05/31/18	5,000,000	4,992,580
1.00%, 05/31/18	2,500,000	2,500,098
1.38%, 06/30/18	1,200,000	1,206,094
0.88%, 07/15/18	5,000,000	4,989,260
2.25%, 07/31/18	4,000,000	4,071,720
1.00%, 09/15/18	4,000,000	3,993,752
0.75%, 10/31/18	10,000,000	9,931,250
1.25%, 11/30/18	2,000,000	2,002,812
1.38%, 11/30/18	4,000,000	4,015,312
1.25%, 12/31/18	8,000,000	8,008,440
1.38%, 12/31/18	8,000,000	8,027,184
1.50%, 12/31/18	2,000,000	2,011,250
1.13%, 01/15/19	4,500,000	4,493,146
1.38%, 02/28/19	5,000,000	5,013,670
1.50%, 02/28/19	5,000,000	5,025,195
1.00%, 03/15/19	3,000,000	2,983,242
1.50%, 03/31/19	2,000,000	2,009,376
1.13%, 05/31/19	2,000,000	1,991,094
1.50%, 05/31/19	1,000,000	1,004,102
1.00%, 06/30/19	1,000,000	991,992
1.63%, 06/30/19	2,000,000	2,012,812
1.00%, 08/31/19	2,000,000	1,981,172
1.63%, 08/31/19	2,500,000	2,515,430
1.75%, 09/30/19	3,000,000	3,026,835
1.50%, 11/30/19	7,000,000	7,011,487
1.13%, 12/31/19	4,000,000	3,962,188
1.63%, 12/31/19	3,990,000	4,008,705
3.63%, 02/15/20	2,610,000	2,774,553
1.25%, 02/29/20	2,100,000	2,084,086
1.38%, 02/29/20	6,000,000	5,974,218
1.38%, 03/31/20	2,500,000	2,487,695
1.13%, 04/30/20	1,500,000	1,480,254
3.50%, 05/15/20	2,000,000	2,123,046
1.50%, 05/31/20	4,500,000	4,487,521
2.63%, 08/15/20	2,925,000	3,024,976
1.38%, 08/31/20	1,000,000	990,859

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Treasury Obligations (continued)

	Principal Amount	Market Value
U.S. Treasury Notes (continued)
1.75%, 10/31/20	$5,700,000	$5,714,917
2.63%, 11/15/20	2,360,000	2,440,294
1.63%, 11/30/20	2,000,000	1,993,672
1.75%, 12/31/20	8,000,000	8,005,624
2.13%, 01/31/21	4,000,000	4,057,188
3.63%, 02/15/21	2,500,000	2,684,278
1.25%, 03/31/21	2,000,000	1,956,640
3.13%, 05/15/21	4,750,000	5,005,498
1.38%, 05/31/21	2,000,000	1,962,734
1.13%, 06/30/21	2,000,000	1,939,766
2.13%, 06/30/21	300,000	303,586
2.25%, 07/31/21	3,300,000	3,355,430
1.13%, 09/30/21	1,900,000	1,835,949
2.00%, 11/15/21	1,000,000	1,003,789
1.75%, 11/30/21	2,000,000	1,987,032
1.88%, 11/30/21	2,000,000	1,997,032
2.00%, 12/31/21	2,000,000	2,008,594
1.50%, 01/31/22	5,000,000	4,896,485
2.00%, 02/15/22	1,500,000	1,504,337
1.75%, 03/31/22	4,000,000	3,957,032
1.75%, 04/30/22	2,000,000	1,976,328
1.75%, 05/15/22	2,000,000	1,975,468
2.13%, 06/30/22	1,500,000	1,508,145
2.00%, 07/31/22	1,500,000	1,497,421
1.63%, 08/15/22	1,200,000	1,174,172
1.88%, 08/31/22	3,500,000	3,466,505
2.00%, 11/30/22	2,200,000	2,187,453
2.13%, 12/31/22	1,000,000	1,000,469
1.75%, 01/31/23	1,500,000	1,467,715
1.50%, 02/28/23	2,000,000	1,926,718
1.50%, 03/31/23	2,500,000	2,405,078
1.63%, 05/31/23	2,000,000	1,934,218
1.38%, 06/30/23	2,700,000	2,569,007
2.50%, 08/15/23	3,800,000	3,869,023
1.38%, 08/31/23	700,000	664,316
1.38%, 09/30/23	3,000,000	2,844,375
2.75%, 11/15/23	3,000,000	3,098,673
2.13%, 11/30/23	3,900,000	3,875,473
2.75%, 02/15/24	1,500,000	1,548,808
2.50%, 05/15/24	500,000	507,598
2.25%, 11/15/24	3,160,000	3,139,511
2.00%, 02/15/25	3,645,000	3,547,467
2.13%, 05/15/25	4,600,000	4,508,718
2.00%, 08/15/25	4,700,000	4,551,659
2.25%, 11/15/25	3,500,000	3,451,465
1.63%, 02/15/26	2,500,000	2,334,960
1.63%, 05/15/26	190,000	177,064
1.50%, 08/15/26	1,000,000	919,375
2.00%, 11/15/26	1,700,000	1,633,661

Total U.S. Treasury Obligations (cost $315,627,691)		314,321,207

Investment Companies 3.3%

	Shares	Market Value
Money Market Fund 3.3%
Fidelity Institutional Investments Money Market Government Fund – Institutional Class, 0.47%,(f)(g)	49,950	49,950
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.86%,(f)	28,612,993	28,624,439

Total Investment Companies (cost $28,673,690)		28,674,389

Repurchase Agreement 0.1%

	Principal Amount	Market Value
BNP Paribas Securities Corp. 0.55%, dated 01/31/17, due 02/01/17, repurchase price $1,086,947, collateralized by U.S. Treasury Note, 2.13%, maturing 05/15/25; total market value $1,115,642.(g)	$1,086,931	1,086,931

Total Repurchase Agreement (cost $1,086,931)		1,086,931

Total Investments (cost $893,682,471)(h) — 102.6%		897,942,353
Liabilities in excess of other assets — (2.6)%		(22,549,898)

NET ASSETS — 100.0%		$875,392,455

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2017. The maturity date represents the actual maturity date.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2017.
(c)	Investment in affiliate.
(d)	The security or a portion of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $1,101,825, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $49,950 and $1,086,931 respectively.
(e)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2017 was $3,229,142 which represents 0.37% of net assets.
(f)	Represents 7-day effective yield as of January 31, 2017.
(g)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2017 was $1,136,881.
(h)	At January 31, 2017, the tax basis cost of the Fund’s investments was $893,815,798, tax unrealized appreciation and depreciation were $14,520,336 and $(10,393,781), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

ACES	Alternative Credit Enhancement Services
AG	Stock Corporation
AGM	Assured Guaranty Municipal Corporation
ASA	Stock Corporation
BV	Private Limited Liability Company
COP	Certificates of Participation
DAC	Designated Activity Company
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NATL	National Public Finance Guarantee Corporation
NV	Public Traded Company
plc	Public Limited Company
PSF-GTD	Priority Solidarity Fund Guaranteed
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SpA	Limited Share Company
TBA	To Be Announced
ULC	Unlimited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$3,727,373	$—	$3,727,373
Collateralized Mortgage Obligations	—	3,159,142	—	3,159,142
Commercial Mortgage-Backed Securities	—	11,643,943	—	11,643,943
Corporate Bonds	—	231,129,877	—	231,129,877
Foreign Government Securities	—	19,925,612	—	19,925,612
Mortgage-Backed Securities	—	245,295,857	—	245,295,857
Municipal Bonds	—	7,844,889	—	7,844,889
Investment Companies	28,674,389	—	—	28,674,389
Repurchase Agreement	—	1,086,931	—	1,086,931
Short-term Investment	—	12,892	—	12,892
Supranational	—	13,573,441	—	13,573,441
U.S. Government Agency Securities	—	17,546,800	—	17,546,800
U.S. Treasury Obligations	—	314,321,207	—	314,321,207

Total	$28,674,389	$869,267,964	$—	$897,942,353

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Core Plus Bond Fund

Asset-Backed Securities 0.8%

	Principal Amount	Market Value
Airlines 0.8%
American Airlines Pass Through Trust, Series 2015-2, Class AA, 3.60%, 09/22/27	$4,881,733	$4,906,142
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 08/10/22	2,758,840	3,169,217

Total Asset-Backed Securities (cost $7,953,511)		8,075,359

Collateralized Mortgage Obligations 0.5%

	Principal Amount	Market Value
FHLMC REMICS Series 4039, Class ME, 2.00%, 12/15/40	1,346,020	1,333,012
Series 4026, Class WJ, 2.75%, 08/15/41	3,523,185	3,566,674

Total Collateralized Mortgage Obligations (cost $4,778,050)		4,899,686

Commercial Mortgage-Backed Securities 1.7%

	Principal Amount	Market Value
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4, 3.71%, 09/15/48	2,500,000	2,615,900
Series 2015-UBS7, Class AS, 3.99%, 09/15/48(a)	1,250,000	1,292,798
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4, 3.72%, 12/15/48	13,000,000	13,455,677

Total Commercial Mortgage-Backed Securities (cost $17,241,467)		17,364,375

Corporate Bonds 49.8%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
Triumph Group, Inc., 5.25%, 06/01/22	4,520,000	4,248,800

Auto Components 1.6%
Cooper Tire & Rubber Co., 8.00%, 12/15/19	1,550,000	1,743,905
Goodyear Tire & Rubber Co. (The), 7.00%, 05/15/22	4,700,000	4,919,490
Icahn Enterprises LP, 6.00%, 08/01/20	3,000,000	3,073,500
5.88%, 02/01/22	2,500,000	2,503,125
6.25%, 02/01/22(b)	4,500,000	4,533,750

		16,773,770

Automobiles 0.5%
BCD Acquisition, Inc., 9.63%, 09/15/23(b)	4,500,000	4,815,000

Banks 4.0%
Bank of Nova Scotia (The), 1.32%, 04/11/17(a)	10,000,000	10,007,290
Citigroup, Inc., 2.90%, 12/08/21	2,675,000	2,666,304
Series T, 6.25%, 08/15/26(c)	5,000,000	5,281,250
KeyBank NA, 1.70%, 06/01/18	10,500,000	10,505,911
Wells Fargo & Co., Series K, 7.98%, 03/15/18(c)	5,430,000	5,701,500
Wells Fargo Bank NA, 1.65%, 01/22/18	6,485,000	6,494,410

		40,656,665

Beverages 0.4%
PepsiCo, Inc., 5.00%, 06/01/18	3,500,000	3,668,525

Biotechnology 0.5%
Amgen, Inc., 1.30%, 05/22/17(a)	5,000,000	5,005,445

Building Products 0.3%
Gibraltar Industries, Inc., 6.25%, 02/01/21	3,200,000	3,306,000

Capital Markets 3.7%
FMR LLC, 4.95%, 02/01/33(b)	7,300,000	7,618,806
FS Investment Corp., 4.75%, 05/15/22	7,174,000	7,307,458
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/21	2,600,000	2,532,288
Jefferies Group LLC, 4.85%, 01/15/27	4,000,000	3,981,940
Morgan Stanley, 7.25%, 04/01/32	5,600,000	7,580,356
MSCI, Inc., 5.25%, 11/15/24(b)	5,000,000	5,182,500
Raymond James Financial, Inc., 8.60%, 08/15/19	3,580,000	4,112,124

		38,315,472

Chemicals 0.7%
Blue Cube Spinco, Inc., 9.75%, 10/15/23	1,640,000	1,947,500
Methanex Corp., 4.25%, 12/01/24	5,775,000	5,662,393

		7,609,893

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Services & Supplies 1.2%
ADT Corp. (The), 6.25%, 10/15/21	$1,525,000	$1,658,437
Enviva Partners LP, 8.50%, 11/01/21(b)	3,250,000	3,485,625
Pitney Bowes, Inc., 5.60%, 03/15/18	665,000	689,298
Prime Security Services Borrower LLC, 9.25%, 05/15/23(b)	5,800,000	6,285,750

		12,119,110

Construction & Engineering 0.4%
Fluor Corp., 3.38%, 09/15/21	3,860,000	3,972,422

Containers & Packaging 0.2%
Greif, Inc., 7.75%, 08/01/19	1,600,000	1,774,000

Diversified Financial Services 1.4%
Alterra Finance LLC, 6.25%, 09/30/20	5,000,000	5,569,755
Block Financial LLC, 5.25%, 10/01/25	6,000,000	6,230,880
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	2,000,000	2,293,286

		14,093,921

Diversified Telecommunication Services 3.2%
AT&T, Inc., 3.60%, 02/17/23	4,000,000	4,019,116
5.45%, 03/01/47	5,000,000	5,028,350
CenturyLink, Inc., Series T, 5.80%, 03/15/22	2,000,000	2,056,880
Series Y, 7.50%, 04/01/24	5,580,000	5,907,825
Verizon Communications, Inc., 1.35%, 06/09/17(a)	12,250,000	12,265,386
4.40%, 11/01/34	3,825,000	3,646,369

		32,923,926

Electronic Equipment, Instruments & Components 1.5%
Corning, Inc., 7.25%, 08/15/36	9,932,000	11,804,073
5.75%, 08/15/40	2,000,000	2,236,746
Zebra Technologies Corp., 7.25%, 10/15/22(d)	1,450,000	1,562,375

		15,603,194

Energy Equipment & Services 1.3%
Bristow Group, Inc., 6.25%, 10/15/22	1,175,000	1,050,156
PBF Holding Co. LLC, 7.00%, 11/15/23	8,900,000	9,055,750
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(b)	3,000,000	2,812,152

		12,918,058

Equity Real Estate Investment Trusts (REITs) 0.2%
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24(b)	2,250,000	2,348,437

Food Products 0.2%
Wells Enterprises, Inc., 6.75%, 02/01/20(b)	2,215,000	2,292,525

Gas Utilities 0.4%
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	3,450,000	3,756,187

Health Care Equipment & Supplies 0.5%
Medtronic, Inc., 4.38%, 03/15/35	4,680,000	4,895,041

Health Care Providers & Services 1.2%
Centene Corp., 4.75%, 01/15/25	1,000,000	986,870
HCA, Inc., 5.88%, 03/15/22	2,500,000	2,715,625
MEDNAX, Inc., 5.25%, 12/01/23(b)	4,191,000	4,327,208
UnitedHealth Group, Inc., 1.40%, 12/15/17	4,430,000	4,430,527

		12,460,230

Household Durables 0.9%
NVR, Inc., 3.95%, 09/15/22	8,742,000	8,998,447

Insurance 4.8%
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/24	4,625,000	4,871,508
Kemper Corp., 4.35%, 02/15/25	1,475,000	1,452,310
Montpelier Re Holdings Ltd., 4.70%, 10/15/22	4,052,000	4,215,551
Navigators Group, Inc. (The), 5.75%, 10/15/23	5,000,000	5,318,385
Old Republic International Corp., 4.88%, 10/01/24	10,964,000	11,440,375
Provident Cos., Inc., 7.00%, 07/15/18	6,200,000	6,631,873
Prudential Financial, Inc., 8.88%, 06/15/38(a)	4,770,000	5,151,600
RenRe North America Holdings, Inc., 5.75%, 03/15/20	2,350,000	2,545,980
Torchmark Corp., 9.25%, 06/15/19	3,910,000	4,524,058
7.88%, 05/15/23	2,975,000	3,540,729

		49,692,369

Machinery 0.3%
CNH Industrial Capital LLC, 4.88%, 04/01/21	3,000,000	3,123,750

Media 1.4%
Charter Communications Operating LLC, 6.38%, 10/23/35	3,000,000	3,382,656
Comcast Cable Holdings LLC, 9.88%, 06/15/22	1,165,000	1,502,819
Gray Television, Inc., 5.13%, 10/15/24(b)	500,000	491,250
Hughes Satellite Systems Corp., 7.63%, 06/15/21	3,050,000	3,357,257
Sirius XM Radio, Inc., 6.00%, 07/15/24(b)	2,000,000	2,128,760
Time Warner, Inc., 3.80%, 02/15/27	3,525,000	3,438,200

		14,300,942

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Multiline Retail 1.4%
Dillard’s, Inc., 7.13%, 08/01/18	$1,775,000	$1,895,700
7.75%, 07/15/26	1,845,000	2,163,262
Kohl’s Corp., 4.75%, 12/15/23	3,000,000	3,054,747
Macy’s Retail Holdings, Inc., 6.38%, 03/15/37	7,675,000	7,641,284

		14,754,993

Multi-Utilities 0.4%
Dominion Resources, Inc., Series B, 2.75%, 01/15/22	4,200,000	4,190,752

Oil, Gas & Consumable Fuels 4.2%
Antero Resources Corp., 5.00%, 03/01/25(b)	3,500,000	3,421,250
Exxon Mobil Corp., 2.22%, 03/01/21	3,875,000	3,879,344
HollyFrontier Corp., 5.88%, 04/01/26	11,300,000	11,732,869
PBF Holding Co. LLC, 8.25%, 02/15/20(d)	9,345,000	9,566,944
Phillips 66 Partners LP, 4.90%, 10/01/46	2,000,000	1,943,286
TransCanada PipeLines Ltd., 3.13%, 01/15/19	2,275,000	2,320,780
4.63%, 03/01/34	2,680,000	2,861,875
Valero Energy Corp., 8.75%, 06/15/30	2,500,000	3,318,533
7.50%, 04/15/32	2,641,000	3,353,938
Valero Energy Partners LP, 4.38%, 12/15/26	1,000,000	1,012,067

		43,410,886

Paper & Forest Products 0.3%
PH Glatfelter Co., 5.38%, 10/15/20	2,745,000	2,793,037

Pharmaceuticals 0.5%
Merck & Co., Inc., 3.88%, 01/15/21	3,921,000	4,170,678
Wyeth LLC, 6.45%, 02/01/24	1,000,000	1,217,345

		5,388,023

Professional Services 0.5%
Dun & Bradstreet Corp. (The), 3.25%, 12/01/17	4,762,000	4,823,049

Road & Rail 0.3%
Avis Budget Car Rental LLC, 5.50%, 04/01/23(d)	3,200,000	3,104,000

Semiconductors & Semiconductor Equipment 0.2%
Microsemi Corp., 9.13%, 04/15/23(b)	2,000,000	2,320,000

Software 2.5%
Electronic Arts, Inc., 4.80%, 03/01/26	4,115,000	4,390,474
Microsoft Corp., 3.30%, 02/06/27	8,900,000	8,902,109
3.45%, 08/08/36	3,675,000	3,415,946
4.88%, 12/15/43	5,000,000	5,576,810
Oracle Corp., 3.85%, 07/15/36	4,000,000	3,855,632

		26,140,971

Specialty Retail 2.2%
Advance Auto Parts, Inc., 4.50%, 12/01/23	6,585,000	6,953,529
Foot Locker, Inc., 8.50%, 01/15/22	990,000	1,163,250
L Brands, Inc., 7.00%, 05/01/20	2,000,000	2,205,000
6.95%, 03/01/33	5,800,000	5,640,500
Rent-A-Center, Inc., 6.63%, 11/15/20(d)	7,665,000	6,314,044
4.75%, 05/01/21	1,000,000	752,500

		23,028,823

Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc., 3.85%, 08/04/46	8,075,000	7,505,091
Diamond 1 Finance Corp., 8.10%, 07/15/36(b)	5,291,000	6,389,703
Diebold Nixdorf, Inc., 8.50%, 04/15/24	3,000,000	3,277,500
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	7,500,000	7,810,042
Seagate HDD Cayman, 4.25%, 03/01/22(b)	3,000,000	2,992,500
4.88%, 06/01/27	2,000,000	1,879,106
Western Digital Corp., 10.50%, 04/01/24(b)	9,250,000	10,891,875

		40,745,817

Textiles, Apparel & Luxury Goods 1.3%
Levi Strauss & Co., 6.88%, 05/01/22	7,430,000	7,753,205
NIKE, Inc., 3.38%, 11/01/46	5,750,000	5,118,006

		12,871,211

Thrifts & Mortgage Finance 0.2%
Radian Group, Inc., 7.00%, 03/15/21	1,500,000	1,661,250

Tobacco 0.5%
Vector Group Ltd.,
6.13%, 02/01/25(b)	5,000,000	5,137,500

Trading Companies & Distributors 0.1%
United Rentals North America, Inc., 7.63%, 04/15/22	1,239,000	1,297,853

Total Corporate Bonds (cost $509,628,841)		511,340,294

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Mortgage-Backed Securities 35.1%

	Principal Amount	Market Value
FHLMC Gold Pool
Pool# J13885 3.50%, 12/01/25	$1,822,389	$1,900,765
Pool# J14732 4.00%, 03/01/26	56	58
Pool# J19197 3.00%, 05/01/27	1,076,057	1,105,053
Pool# G14748 3.00%, 04/01/28	2,081,189	2,137,271
Pool# C91768 3.50%, 07/01/34	8,478,696	8,785,029
Pool# G30692 3.50%, 08/01/34	10,326,703	10,720,686
Pool# G30782 3.50%, 02/01/35	3,152,102	3,266,031
Pool# C91846 3.00%, 09/01/35	2,772,632	2,799,192
Pool# C91859 3.50%, 12/01/35	3,121,861	3,234,798
Pool# C91868 3.50%, 04/01/36	7,369,205	7,635,937
Pool# G05963 4.50%, 04/01/40	497,865	536,252
Pool# A95406 4.00%, 12/01/40	1,544,169	1,628,146
Pool# G60438 3.00%, 01/01/41	7,828,962	7,790,036
Pool# A96464 4.00%, 01/01/41	594,253	623,789
Pool# Q06025 4.00%, 02/01/42	1,986,071	2,094,513
Pool# Q10392 3.50%, 08/01/42	4,405,697	4,523,286
Pool# Q13743 3.00%, 11/01/42	8,521,338	8,481,615
Pool# G08534 3.00%, 06/01/43	4,871,308	4,842,559
Pool# G08541 3.50%, 08/01/43	6,387,853	6,554,027
Pool# Q22176 4.00%, 09/01/43	8,244,149	8,653,323
Pool# G08608 3.00%, 09/01/44	8,964,937	8,875,911
Pool# C09071 4.00%, 02/01/45	7,512,885	7,885,764
FNMA Pool
Pool# AH9561 3.50%, 08/01/26	2,632,300	2,742,055
Pool# AL0578 3.50%, 08/01/26	261,720	272,866
Pool# MA0848 3.50%, 09/01/26	6,339,266	6,609,674
Pool# AJ5336 3.00%, 11/01/26	1,228,978	1,265,191
Pool# AJ6973 3.00%, 11/01/26	13,235,410	13,626,074
Pool# AL1121 3.50%, 12/01/26	3,574,039	3,726,264
Pool# AL4235 3.50%, 01/01/27	7,962,506	8,301,835
Pool# AL1345 3.00%, 02/01/27	2,190,661	2,255,229
Pool# AL1719 3.00%, 05/01/27	2,367,243	2,437,023
Pool# AL2908 3.00%, 08/01/27	572,318	589,186
Pool# AO3261 3.00%, 10/01/27	4,659,998	4,797,685
Pool# AL4180 3.50%, 09/01/28	3,908,981	4,075,428
Pool# MA2124 3.00%, 12/01/29	1,776,283	1,823,788
Pool# MA1165 3.00%, 09/01/32	1,092,811	1,110,928
Pool# AL6591 3.00%, 09/01/33	7,457,809	7,581,480
Pool# MA1608 3.50%, 10/01/33	9,601,314	9,974,267
Pool# MA2610 3.00%, 05/01/36	11,820,566	11,929,273
Pool# AE0311 3.50%, 08/01/40	7,607,845	7,832,883
Pool# AE3328 4.00%, 10/01/40	4,687,999	4,927,027
Pool# AB1845 4.00%, 11/01/40	8,315,529	8,740,207
Pool# AH0315 4.00%, 12/01/40	11,557,854	12,145,421
Pool# AH1107 4.00%, 12/01/40	850,839	900,554
Pool# AJ1407 4.00%, 09/01/41	4,250,768	4,464,721
Pool# AJ9278 3.50%, 12/01/41	8,251,966	8,487,736
Pool# AJ9323 3.00%, 01/01/42	4,610,526	4,567,830
Pool# AW8165 4.00%, 01/01/42	6,376,453	6,718,982
Pool# AJ8414 4.00%, 02/01/42	4,595,563	4,831,749
Pool# AB4696 4.00%, 03/01/42	2,933,525	3,099,210
Pool# AP2132 3.50%, 08/01/42	3,452,519	3,546,269
Pool# AP8288 3.00%, 09/01/42	7,171,865	7,135,739
Pool# AQ8681 3.00%, 12/01/42	10,269,052	10,217,203
Pool# AT1713 3.00%, 03/01/43	3,688,666	3,670,030
Pool# AB9243 3.00%, 05/01/43	13,337,878	13,270,494
Pool# AT5993 3.00%, 05/01/43	10,770,188	10,715,924
Pool# AT6653 3.00%, 05/01/43	10,757,851	10,703,566
Pool# AU1632 3.00%, 07/01/43	6,294,926	6,263,127
Pool# AS0205 3.00%, 08/01/43	3,551,628	3,533,691
Pool# AU2592 3.50%, 08/01/43	4,318,796	4,436,052
Pool# AL7696 3.00%, 12/01/43	10,268,942	10,217,076
Pool# AL7709 3.00%, 02/01/45	5,136,139	5,110,197
Pool# AZ7353 3.50%, 11/01/45	6,778,024	6,931,311
Pool# BC0304 3.50%, 03/01/46	9,818,355	10,040,400

Total Mortgage-Backed Securities (cost $365,781,362)		359,699,686

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

U.S. Treasury Obligations 8.2%

	Principal Amount	Market Value
U.S. Treasury Notes 1.00%, 08/15/18	$7,500,000	$7,494,142
1.25%, 12/15/18	7,500,000	7,508,498
1.38%, 08/31/20	17,500,000	17,340,033
1.75%, 12/31/20	7,000,000	7,004,921
1.25%, 10/31/21	8,635,000	8,383,704
1.50%, 02/28/23	20,700,000	19,941,531
2.00%, 08/15/25	3,850,000	3,728,486
2.25%, 11/15/25	13,200,000	13,016,956

Total U.S. Treasury Obligations (cost $85,109,763)		84,418,271

Preferred Stocks 1.0%

	Shares	Market Value
Consumer Finance 0.1%
Capital One Financial Corp., 6.70%, 12/01/19(g)	45,000	1,223,100

Insurance 0.8%
Allstate Corp. (The), 6.75%, 10/15/18(g)	94,250	2,486,315
Maiden Holdings Ltd. 6.63%, 06/14/46(d)(g)	50,000	1,267,000
8.25%, 08/29/17(g)	10,000	259,700
Maiden Holdings North America Ltd., 7.75%, 12/01/43(g)	126,000	3,403,260
PartnerRe Ltd., 7.25%, 04/29/21(g)	31,383	874,016

		8,290,291

Thrifts & Mortgage Finance 0.1%
FHLMC, 0.00%, 12/31/17*(d)(g)	35,000	309,750

Total Preferred Stocks (cost $9,902,497)		9,823,141

Investment Company 0.0%†

	Shares	Market Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio – Institutional Class, 0.47%,(e)(f)	510,165	510,165

Total Investment Company (cost $510,165)		510,165

Repurchase Agreement 1.1%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.55%, dated 01/31/17, due 02/01/17, repurchase price $11,101,449, collateralized by U.S. Treasury Note, 2.13%, maturing 05/15/25; total market value $11,394,521.(f)	$11,101,280	11,101,280

Total Repurchase Agreement (cost $11,101,280)		11,101,280

Total Investments (cost $1,012,006,936) (h) — 98.2%		1,007,232,257
Other assets in excess of liabilities — 1.8%		18,853,407

NET ASSETS — 100.0%		$1,026,085,664

†	Amount rounds to less than 0.1%.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2017. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2017 was $77,474,591 which represents 7.55% of net assets.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2017. The maturity date reflects the next call date.
(d)	The security or a portion of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $11,148,815, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $510,165 and $11,101,280 respectively.
(e)	Represents 7-day effective yield as of January 31, 2017.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2017 was $11,611,445.
(g)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of January 31, 2017.
(h)	At January 31, 2017, the tax basis cost of the Fund’s investments was $1,012,193,988, tax unrealized appreciation and depreciation were $10,684,603 and $(15,646,334), respectively.
*	Denotes a non-income producing security.

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security.That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$8,075,359	$—	$8,075,359
Collateralized Mortgage Obligations	—	4,899,686	—	4,899,686
Commercial Mortgage-Backed Securities	—	17,364,375	—	17,364,375
Corporate Bonds	—	511,340,294	—	511,340,294
Mortgage-Backed Securities	—	359,699,686	—	359,699,686
Investment Company	510,165	—	—	510,165
Repurchase Agreement	—	11,101,280	—	11,101,280
U.S. Treasury Obligations	—	84,418,271	—	84,418,271
Preferred Stocks	9,823,141	—	—	9,823,141

Total	$10,333,306	$996,898,951	$—	$1,007,232,257

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Diverse Managers Fund

Common Stocks 30.9%

	Shares	Market Value
Aerospace & Defense 1.4%
Lockheed Martin Corp.	514	$129,184
Rockwell Collins, Inc.	1,246	113,087

		242,271

Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	1,107	120,807

Biotechnology 1.6%
AbbVie, Inc.	2,466	150,697
Gilead Sciences, Inc.	1,703	123,383

		274,080

Capital Markets 4.9%
Affiliated Managers Group, Inc.*	547	83,341
Ameriprise Financial, Inc.	792	88,918
CBOE Holdings, Inc.	2,003	159,479
Eaton Vance Corp.	3,169	132,876
Federated Investors, Inc., Class B	3,355	87,263
Moody’s Corp.	1,221	126,581
S&P Global, Inc.	1,381	165,969

		844,427

Chemicals 2.1%
Celanese Corp. Series A,	778	65,663
LyondellBasell Industries NV, Class A	1,855	173,016
NewMarket Corp.	296	127,626

		366,305

Communications Equipment 0.8%
Harris Corp.	1,240	127,360

Consumer Finance 2.8%
American Express Co.	2,035	155,433
Discover Financial Services	2,294	158,928
Synchrony Financial	4,573	163,805

		478,166

Diversified Telecommunication Services 0.6%
Verizon Communications, Inc.	2,112	103,509

Food & Staples Retailing 0.3%
Kroger Co. (The)	1,562	53,046

Food Products 0.6%
Campbell Soup Co.	1,596	99,319

Hotels, Restaurants & Leisure 0.3%
Yum Brands, Inc.	839	54,980

Independent Power and Renewable Electricity Producers 1.0%
AES Corp.	15,161	173,442

IT Services 2.3%
Accenture plc, Class A	957	108,974
Alliance Data Systems Corp.	308	70,341
Mastercard, Inc., Class A	1,033	109,839
Western Union Co. (The)	4,966	97,234

		386,388

Media 0.5%
Omnicom Group, Inc.	926	79,312

Oil, Gas & Consumable Fuels 1.9%
Devon Energy Corp.	1,931	87,938
Marathon Petroleum Corp.	2,055	98,743
Tesoro Corp.	632	51,097
Valero Energy Corp.	1,240	81,542

		319,320

Pharmaceuticals 1.0%
Mylan NV*	4,439	168,904

Real Estate Management & Development 0.9%
CBRE Group, Inc., Class A*	5,227	158,692

Specialty Retail 1.0%
Ross Stores, Inc.	881	58,243
TJX Cos., Inc. (The)	1,570	117,624

		175,867

Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	1,280	155,328
Hewlett Packard Enterprise Co.	5,764	130,727
HP, Inc.	5,498	82,745
Western Digital Corp.	1,972	157,228

		526,028

Tobacco 2.0%
Altria Group, Inc.	2,314	164,710
Philip Morris International, Inc.	1,776	170,727

		335,437

Trading Companies & Distributors 1.1%
United Rentals, Inc.*	1,489	188,373

Total Common Stocks (cost $4,494,590)		5,276,033

Corporate Bonds 13.8%

	Principal Amount	Market Value
Banks 3.9%
Citigroup, Inc. 4.40%, 06/10/25	$155,000	157,040
4.45%, 09/29/27	70,000	70,982
JPMorgan Chase & Co., 2.27%, 10/24/23(a)	195,000	198,340
Wells Fargo & Co. 2.27%, 10/31/23(a)	125,000	126,346
4.10%, 06/03/26	115,000	116,397

		669,105

Capital Markets 4.0%
Bank of New York Mellon Corp. (The), 2.09%, 10/30/23(a)	120,000	122,001
Goldman Sachs Group, Inc. (The) 2.40%, 04/23/21(a)	210,000	212,964
3.85%, 07/08/24	75,000	76,550
Morgan Stanley, 2.44%, 10/24/23(a)	210,000	212,486
Morgan Stanley, Series F, 3.88%, 04/29/24	65,000	66,374

		690,375

Communications Equipment 1.0%
Cisco Systems, Inc., 1.43%, 03/01/19(a)	165,000	166,116

Consumer Finance 1.5%
American Express Credit Corp., 2.01%, 09/14/20(a)	250,000	254,115

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services 0.6%
Pacific Bell Telephone Co., 7.13%, 03/15/26	$80,000	$97,902

Industrial Conglomerates 0.5%
General Electric Co., 1.96%, 03/15/23(a)	90,000	90,945

Pharmaceuticals 1.5%
Merck & Co., Inc., 1.26%, 02/10/20(a)	250,000	252,012

Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc., 1.02%, 08/02/19(a)	145,000	144,897

Total Corporate Bonds (cost $2,370,633)		2,365,467

U.S. Government Agency Securities 7.5%

	Principal Amount	Market Value
FFCB 0.90%, 03/02/18(a)	255,000	255,814
0.79%, 05/17/18(a)	175,000	175,272
0.86%, 05/25/18(a)	130,000	130,347
FHLB 0.97%, 10/25/17(a)	375,000	375,976
FNMA 0.94%, 03/21/18(a)	340,000	341,257

Total U.S. Government Agency Securities (cost $1,275,142)		1,278,666

U.S. Treasury Obligations 11.8%

	Principal Amount	Market Value
U.S. Treasury Bonds 2.75%, 08/15/42	1,320,000	1,250,803
2.88%, 08/15/45	795,000	766,275

Total U.S. Treasury Obligations (cost $2,068,403)		2,017,078

Total Investments (cost $10,208,768) (b) — 64.0%		10,937,244
Other assets in excess of liabilities — 36.0%		6,163,567

NET ASSETS — 100.0%		$17,100,811

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2017. The maturity date represents the actual maturity date.
(b)	At January 31, 2017, the tax basis cost of the Fund’s investments was $10,246,259, tax unrealized appreciation and depreciation were $852,503 and $(161,518), respectively.

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Banks
FNMA	Federal National Mortgage Association
NV	Public Traded Company
plc	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$5,276,033	$—	$—	$5,276,033
Corporate Bonds	—	2,365,467	—	2,365,467
U.S. Government Agency Securities	—	1,278,666	—	1,278,666
U.S. Treasury Obligations	—	2,017,078	—	2,017,078

Total	$5,276,033	$5,661,211	$—	$10,937,244

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund

Corporate Bonds 24.4%

	Principal Amount		Market Value
Banks 5.2%
Credit Bank of Moscow Via CBOM Finance plc, 5.88%, 11/07/21		$1,000,000	$998,250
HDFC Bank Ltd., Reg. S, 3.00%, 03/06/18		1,000,000	1,007,740
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, Reg. S, 4.63%, 09/26/22		1,000,000	1,043,166
Sberbank of Russia Via SB Capital SA, Reg. S, 5.25%, 05/23/23		1,000,000	1,012,500
Shinhan Bank, Reg. S, 3.88%, 03/24/26		625,000	612,130
Woori Bank, Reg. S, 4.75%, 04/30/24		330,000	336,860

			5,010,646

Capital Markets 1.0%
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(a)		950,000	993,292

Chemicals 2.0%
Equate Petrochemical BV, 3.00%, 03/03/22(a)		960,000	930,568
Mexichem SAB de CV Reg. S, 4.88%, 09/19/22		500,000	518,125
Reg. S, 5.88%, 09/17/44		580,000	523,439

			1,972,132

Construction Materials 0.6%
Cemex SAB de CV, Reg. S, 7.75%, 04/16/26		476,000	528,955

Diversified Telecommunication Services 0.5%
Colombia Telecomunicaciones SA ESP, Reg. S, 8.50%, 03/30/20(b)		565,000	512,392

Electric Utilities 3.1%
Adani Transmission Ltd., 4.00%, 08/03/26(a)		500,000	475,030
AES Andres BV, Reg. S, 7.95%, 05/11/26		700,000	732,389
AES Argentina Generacion SA, 7.75%, 02/02/24(a)		1,335,000	1,335,000
Transelec SA, 3.88%, 01/12/29(a)		500,000	476,455

			3,018,874

Energy Equipment & Services 3.6%
Petrobras Global Finance BV 6.25%, 03/17/24		1,350,000	1,355,400
8.75%, 05/23/26		1,000,000	1,126,400
Tengizchevroil Finance Co. International Ltd., Reg. S, 4.00%, 08/15/26		1,100,000	1,031,122

			3,512,922

Food Products 2.2%
Marfrig Holdings Europe BV, Reg. S, 6.88%, 06/24/19		1,100,000	1,148,950
Minerva Luxembourg SA, 6.50%, 09/20/26(a)		1,000,000	993,750

			2,142,700

Media 0.4%
Cablevision SA, 6.50%, 06/15/21(a)		345,000	355,350

Metals & Mining 2.2%
Vedanta Resources plc, Reg. S, 9.50%, 07/18/18		1,000,000	1,079,669
6.38%, 07/30/22(a)		1,000,000	1,001,500

			2,081,169

Oil, Gas & Consumable Fuels 1.4%
Tullow Oil plc, Reg. S, 6.25%, 04/15/22		1,450,000	1,341,250

Paper & Forest Products 1.0%
Klabin Finance SA, Reg. S, 5.25%, 07/16/24		1,000,000	981,200

Real Estate Management & Development 1.0%
Shimao Property Holdings Ltd., Reg. S, 8.38%, 02/10/22		900,000	1,007,724

Transportation Infrastructure 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)		208,000	212,420

Total Corporate Bonds (cost $22,406,533)			23,671,026

Foreign Government Securities 66.1%

	Principal Amount		Market Value
ARGENTINA 1.3%
Republic of Argentina, 5.63%, 01/26/22(a)		1,300,000	1,302,600

BERMUDA 1.1%
Bermuda Government Bond, 3.72%, 01/25/27(a)		1,150,000	1,094,604

BRAZIL 3.9%
Federative Republic of Brazil 3650.00%, 01/01/21	BRL	2,400,000	748,930
10.00%, 01/01/25		10,000,000	3,038,229

			3,787,159

COLOMBIA 2.7%
Republic of Colombia, 3.50%, 03/10/21	COP	7,293,168,000	2,590,618

CROATIA 1.6%
Republic of Croatia, Reg. S, 6.00%, 01/26/24		$1,400,000	1,532,188

DOMINICAN REPUBLIC 3.8%
Dominican Republic Bond 16.95%, 02/04/22(a)	DOP	90,000,000	2,427,934
5.95%, 01/25/27(a)		$1,300,000	1,300,000

			3,727,934

EGYPT 2.9%
Arab Republic of Egypt 6.13%, 01/31/22(a)		650,000	655,844
Reg. S, 5.88%, 06/11/25		2,300,000	2,117,495

			2,773,339

HONDURAS 2.6%
Republic of Honduras Reg. S, 7.50%, 03/15/24		1,800,000	1,951,326
6.25%, 01/19/27(a)		560,000	556,080

			2,507,406

INDIA 1.0%
Bharat Petroleum Corp. Ltd., Reg. S, 4.00%, 05/08/25		1,020,000	1,012,843

INDONESIA 9.7%
Perusahaan Penerbit SBSN Indonesia III, Reg. S, 4.55%, 03/29/26		1,950,000	1,998,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount		Market Value
INDONESIA (continued)
Republic of Indonesia 8.38%, 03/15/24	IDR	19,000,000,000	$1,476,315
7.88%, 04/15/19		28,000,000,000	2,136,828
8.38%, 09/15/26		30,228,000,000	2,374,143
6.63%, 05/15/33		15,550,000,000	1,005,932
Reg. S, 5.25%, 01/17/42		$452,000	462,749

			9,454,717

IVORY COAST 1.0%
Republic of Cote d’Ivoire, Reg. S, 5.75%, 12/31/32(c)		1,041,740	964,630

JAMAICA 1.5%
Jamaica Government Bond, 8.00%, 03/15/39		1,279,000	1,432,518

JORDAN 2.4%
Hashemite Kingdom of Jordan, Reg. S, 6.13%, 01/29/26		2,360,000	2,368,354

LEBANON 1.5%
Lebanese Republic, Reg. S, 6.00%, 01/27/23		1,442,000	1,424,263

MALAYSIA 3.0%
Federation of Malaysia 3.80%, 09/30/22	MYR	7,285,000	1,636,429
4.25%, 05/31/35		4,000,000	858,137
4.74%, 03/15/46		2,000,000	446,290

			2,940,856

MEXICO 4.3%
Petroleos Mexicanos, 6.88%, 08/04/26		$1,000,000	1,058,800
United Mexican States, 8.00%, 12/07/23	MXN	62,200,000	3,092,724

			4,151,524

PANAMA 1.5%
Panama Government International Bond
8.88%, 09/30/27		$685,000	953,862
9.38%, 04/01/29		389,000	557,243

			1,511,105

PARAGUAY 2.7%
Republic of Paraguay Reg. S, 4.63%, 01/25/23		2,550,000	2,589,245

PERU 0.9%
Peruvian Government International Bond 6.35%, 08/12/28(a)	PEN	1,047,000	322,680
Reg. S, 6.95%, 08/12/31		1,716,000	548,082

			870,762

POLAND 3.3%
Republic of Poland, 3.25%, 07/25/19	PLN	12,498,000	3,192,612

RUSSIA 2.1%
Russian Federation, 6.70%, 05/15/19	RUB	125,000,000	2,019,782

SENEGAL 0.4%
Republic of Senegal, 6.25%, 07/30/24		$385,000	379,140

SERBIA 3.2%
Republic of Serbia, Reg. S, 7.25%, 09/28/21		2,754,000	3,105,135

SOUTH AFRICA 2.2%
Republic of South Africa, 7.00%, 02/28/31	ZAR	34,425,000	2,107,975

THAILAND 2.2%
Kingdom of Thailand, Reg. S, 1.28%, 03/12/28	THB	80,141,257	2,106,971

UKRAINE 1.3%
Ukraine Government Bond Reg. S, 7.75%, 09/01/19		$758,000	753,831
Reg. S, 7.75%, 09/01/23		293,000	277,219
Reg. S, 7.75%, 09/01/26		297,000	274,725

			1,305,775

VIETNAM 2.0%
Vietnam Government Bond 6.75%, 01/29/20		870,000	948,238
4.80%, 11/19/24		960,000	967,287

			1,915,525

Total Foreign Government Securities (cost $63,908,690)			64,169,580

U.S. Government Agency Security 2.0%

	Principal Amount		Market Value
Export-Import Bank of India 3.38%, 08/05/26		2,030,000	1,914,154
Total U.S. Government Agency Security (cost $1,916,263)			1,914,154

Total Investments (cost $88,231,486) (d) — 92.5%			89,754,760
Other assets in excess of liabilities — 7.5%			7,318,493

NET ASSETS — 100.0%			$97,073,253

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2017 was $14,433,107 which represents 14.87% of net assets.
(b)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2017. The maturity date reflects the next call date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2017.
(d)	At January 31, 2017, the tax basis cost of the Fund’s investments was $88,231,559, tax unrealized appreciation and depreciation were $2,802,373 and $(1,279,172), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

AB	Stock Company
BV	Private Limited Liability Company
Ltd.	Limited
plc	Public Limited Company
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
SA	Stock Company
SAB de CV	Public Traded Company

Currency:
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgit
PEN	Peru Nuevo Sol
PLN	Poland New Zloty
RUB	Russia Ruble
THB	Thailand Baht
ZAR	South Africa Rand

At January 31, 2017, the Fund’s open swap contracts were as follows:

Credit default swaps on sovereign issues - buy protection1

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of January 31, 2017[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Barclays Bank plc	Republic of the Philippines	1.00%	$5,000,000	0.998%	12/20/21	$20,599	$(26,964)
HSBC Bank plc	Republic of Chile	1.00	5,000,000	0.826%	12/20/21	(30,265)	(16,062)
HSBC Bank plc	Republic of Turkey	1.00	2,368,421	0.000%	12/20/21	173,354	97

						$163,688	$(42,929)

Credit default swaps on sovereign issues - Sell protection[5]
Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of January 31, 2017[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Barclays Bank plc	Republic of China	1.00%	$5,000,000	1.119%	12/20/21	$(12,607)	$(8,662)

1	The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads interest rates and other relevant factors).
5	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Interest rate Swap

Counterparty	Payments made by Fund	Payments Received by Fund	Notional Amount		Termination Date	Upfront Premium (Received)/Paid	Unrealised Appreciation/(Depreciation)
JPMorgan Chase Bank	One-day CLICP	3.970%	CLP	3,050,000,000	11/22/2021	$—	$106,572

CLICP	Chilean Indice Cámara Promedio
CLP	Chilean Peso

At January 31, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Chilean Peso	HSBC Bank plc	04/26/17	(1,141,185,600)	$(1,720,467)	$(1,750,231)	$(29,764)
Chinese Yuan	HSBC Bank plc	04/26/17	(46,583,400)	(6,706,990)	(6,730,769)	(23,779)
Malaysian Ringgit	Barclays Bank plc	04/26/17	(6,777,280)	(1,513,968)	(1,523,949)	(9,981)
Mexican Peso	HSBC Bank plc	04/26/17	(35,838,117)	(1,610,000)	(1,698,305)	(88,305)
Philippine peso	Barclays Bank plc	04/26/17	(83,428,600)	(1,660,436)	(1,672,396)	(11,960)
Russian Ruble	JPMorgan Chase Bank	04/26/17	(50,098,500)	(810,000)	(816,984)	(6,984)
Turkish Lira	JPMorgan Chase Bank	04/26/17	(12,403,438)	(3,196,148)	(3,214,095)	(17,947)

Total Short Contracts				$(17,218,009)	$(17,406,729)	$(188,720)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	HSBC Bank plc	04/26/17	784,318	$590,598	$593,680	$3,082
Brazilian Real	HSBC Bank plc	04/26/17	5,959,800	1,804,688	1,852,981	48,293
Euro	Royal Bank of Canada	04/26/17	2,584,198	2,766,534	2,800,258	33,724
Hungarian Forint	Credit Agricole SA	04/26/17	510,000,000	1,772,497	1,780,575	8,078
Indian Rupee	HSBC Bank plc	04/26/17	280,040,000	4,068,870	4,080,847	11,977
Israeli New Shekel	Barclays Bank plc	04/26/17	6,123,554	1,610,000	1,628,128	18,128
Israeli New Shekel	Barclays Bank plc	04/26/17	6,116,132	1,620,000	1,626,155	6,155
Japanese Yen	Royal Bank of Canada	04/26/17	62,999,400	558,353	559,844	1,491
Kazakhstani Tenge	JPMorgan Chase Bank	04/26/17	217,100,000	650,000	654,332	4,332
Kazakhstani Tenge	JPMorgan Chase Bank	04/26/17	217,750,000	647,584	656,292	8,708
Kazakhstani Tenge	JPMorgan Chase Bank	04/26/17	326,793,000	970,000	984,944	14,944
Peruvian Sol	HSBC Bank plc	04/26/17	5,834,240	1,716,963	1,768,669	51,706
Singapore Dollar	Royal Bank of Canada	04/26/17	838,464	589,969	595,357	5,388
Thailand Baht	Barclays Bank plc	04/26/17	60,182,800	1,704,026	1,708,078	4,052
Turkish Lira	JPMorgan Chase Bank	04/26/17	2,779,757	716,295	720,317	4,022

Total Long Contracts				$21,786,377	$22,010,457	$224,080

At January 31, 2017, the Fund’s open forward foreign cross currency contracts were as follows:

Counterparty	Delivery Date	Currency Received		Currency Delivered		Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
HSBC Bank plc	04/26/17	6,790,000	Polish Zlotych	(1,545,525)	Euro	$1,674,743	$1,693,416	$18,673

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity Securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If Securities for which daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31, 2017, 100% of the market value of the Fund was determined based on Level 2 inputs

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts and forward foreign currency contracts.

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended January 31, 2017. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund uses credit default swap contracts to create synthetic long exposure to domestic and emerging markets indices. Under the terms of the swap agreements, upfront payments may be exchanged between the seller and the buyer. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.

As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2017 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss).

Interest Rate Swaps. The Fund entered into interest rate swaps to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns. Interest rate swaps are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.] The use of interest rate swaps involves the risk that the investment adviser will no accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swaps are marked-to-market daily based on valuations from an independent pricing service. Interest rate swaps are generally categorized as [Level 2] investments within the hierarchy.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2017

Assets:		Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$97
Interest rate risk	Swap contracts, at value	106,572

Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	242,753

Total		$349,422

Liabilities:
Swap Contracts(a)
Credit risk	Swap contracts, at value	$(51,688)

Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(188,720)

Total		$(240,408)

(a)	Centrally cleared credit default and Interest rate swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Fund

Common Stocks 99.7%

	Shares	Market Value

Aerospace & Defense 3.9%
General Dynamics Corp.	133,795	$24,227,599
L3 Technologies, Inc.	37,305	5,919,930
Northrop Grumman Corp.	38,100	8,727,948

		38,875,477

Airlines 1.1%
Delta Air Lines, Inc.	71,300	3,368,212
United Continental Holdings, Inc.*	105,330	7,422,605

		10,790,817

Banks 5.4%
Citigroup, Inc.	49,400	2,758,002
JPMorgan Chase & Co.	174,127	14,736,368
KeyCorp	970,540	17,440,604
M&T Bank Corp.(a)	24,080	3,914,686
Popular, Inc.	67,360	2,992,805
Wells Fargo & Co.	207,780	11,704,247

		53,546,712

Beverages 3.0%
Coca-Cola Co. (The)	498,895	20,739,065
Molson Coors Brewing Co., Class B	60,140	5,804,713
PepsiCo, Inc.	28,700	2,978,486

		29,522,264

Biotechnology 2.1%
Amgen, Inc.	18,905	2,962,035
Biogen, Inc.*	11,610	3,218,756
Celgene Corp.*	38,925	4,521,139
Gilead Sciences, Inc.	144,180	10,445,841

		21,147,771

Building Products 1.2%
Johnson Controls International plc	267,100	11,747,058

Capital Markets 2.8%
Ameriprise Financial, Inc.	42,720	4,796,174
Goldman Sachs Group, Inc. (The)	48,453	11,111,242
Lazard Ltd., Class A	88,966	3,779,276
MarketAxess Holdings, Inc.	25,770	4,825,432
State Street Corp.	35,750	2,724,150

		27,236,274

Chemicals 0.5%
WR Grace & Co.	74,520	5,167,217

Commercial Services & Supplies 0.3%
Waste Management, Inc.	42,605	2,961,047

Communications Equipment 1.8%
Cisco Systems, Inc.	576,874	17,721,569

Consumer Finance 1.8%
Ally Financial, Inc.	340,540	7,192,205
Discover Financial Services	158,110	10,953,861

		18,146,066

Containers & Packaging 0.8%
Crown Holdings, Inc.*	82,900	4,490,693
Graphic Packaging Holding Co.	279,715	3,499,235

		7,989,928

Distributors 0.3%
Pool Corp.	30,535	3,223,275

Diversified Consumer Services 0.8%
Graham Holdings Co., Class B	6,600	3,429,030
Service Corp. International	146,075	4,255,165

		7,684,195

Diversified Financial Services 0.8%
Berkshire Hathaway, Inc., Class B*	51,270	8,415,458

Diversified Telecommunication Services 2.0%
AT&T, Inc.	479,035	20,196,116

Electric Utilities 0.9%
American Electric Power Co., Inc.	137,690	8,820,421

Electrical Equipment 0.8%
Eaton Corp. plc	109,640	7,760,319

Electronic Equipment, Instruments & Components 0.3%
Jabil Circuit, Inc.	134,770	3,231,785

Energy Equipment & Services 1.3%
Schlumberger Ltd.	150,395	12,589,565

Equity Real Estate Investment Trusts (REITs) 2.8%
Boston Properties, Inc.	48,220	6,311,998
Forest City Realty Trust, Inc., Class A	174,155	3,942,869
Macerich Co. (The)	93,680	6,434,879
Prologis, Inc.	218,685	10,682,763

		27,372,509

Food Products 2.6%
Conagra Brands, Inc.	490,120	19,158,791
Mondelez International, Inc., Class A	137,379	6,083,142

		25,241,933

Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	267,595	12,820,476
Teleflex, Inc.	23,275	3,903,916

		16,724,392

Health Care Providers & Services 2.1%
McKesson Corp.	33,655	4,683,093
UnitedHealth Group, Inc.	96,645	15,666,155

		20,349,248

Hotels, Restaurants & Leisure 1.7%
Aramark	180,065	6,093,400
International Game Technology plc	118,700	3,134,867
Las Vegas Sands Corp.	137,200	7,213,976

		16,442,243

Household Durables 1.0%
Mohawk Industries, Inc.*	32,010	6,909,038
Newell Brands, Inc.	57,460	2,719,582

		9,628,620

Household Products 1.3%
Procter & Gamble Co. (The)	150,193	13,156,907

Industrial Conglomerates 0.5%
General Electric Co.	169,312	5,028,566

Insurance 2.3%
Allstate Corp. (The)	113,265	8,518,660
Axis Capital Holdings Ltd.	55,090	3,526,311
Chubb Ltd.	79,810	10,494,217

		22,539,188

Internet & Direct Marketing Retail 2.5%
Amazon.com, Inc.*	25,755	21,208,727
Priceline Group, Inc. (The)*	2,435	3,835,442

		25,044,169

Internet Software & Services 3.1%
Alphabet, Inc., Class A*	14,203	11,649,159
Alphabet, Inc., Class C*	12,608	10,045,928
Facebook, Inc., Class A*	66,745	8,698,208

		30,393,295

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

IT Services 1.9%
Amdocs Ltd.	46,915	$2,754,380
Fidelity National Information Services, Inc.	62,140	4,935,159
First Data Corp., Class A*	301,015	4,617,570
FleetCor Technologies, Inc.*	44,825	6,611,239

		18,918,348

Life Sciences Tools & Services 2.4%
Quintiles IMS Holdings, Inc.*(a)	176,860	13,881,742
Thermo Fisher Scientific, Inc.	63,985	9,750,674

		23,632,416

Machinery 1.7%
Allison Transmission Holdings, Inc.	172,395	6,030,377
Ingersoll-Rand plc	99,715	7,912,385
Toro Co. (The)	49,205	2,899,651

		16,842,413

Media 3.0%
Cinemark Holdings, Inc.(a)	83,070	3,530,475
Comcast Corp., Class A	286,670	21,620,651
Live Nation Entertainment, Inc.*	159,105	4,553,585

		29,704,711

Metals & Mining 0.9%
Newmont Mining Corp.	160,305	5,815,865
Tahoe Resources, Inc.	334,800	3,060,072

		8,875,937

Mortgage Real Estate Investment Trusts (REITs) 0.8%
Annaly Capital Management, Inc.	758,750	7,754,425

Multi-Utilities 0.5%
DTE Energy Co.	49,680	4,900,435

Oil, Gas & Consumable Fuels 6.3%
Anadarko Petroleum Corp.	59,995	4,171,452
Chevron Corp.	155,036	17,263,259
Cimarex Energy Co.	22,225	3,005,042
ConocoPhillips	167,655	8,174,858
Energen Corp.*	109,910	5,923,050
Exxon Mobil Corp.	66,175	5,551,421
Kinder Morgan, Inc.	287,580	6,424,537
Marathon Oil Corp.	331,205	5,547,684
QEP Resources, Inc.*	167,885	2,927,914
Rice Energy, Inc.*	141,900	2,813,877

		61,803,094

Personal Products 0.8%
Coty, Inc., Class A	396,400	7,610,880

Pharmaceuticals 6.2%
Eli Lilly & Co.	160,680	12,377,180
Johnson & Johnson	314,520	35,619,390
Merck & Co., Inc.	108,285	6,712,587
Pfizer, Inc.	197,375	6,262,709

		60,971,866

Road & Rail 2.4%
CSX Corp.	231,665	10,746,939
Union Pacific Corp.	124,625	13,282,533

		24,029,472

Semiconductors & Semiconductor Equipment 2.1%
Applied Materials, Inc.	195,396	6,692,313
Marvell Technology Group Ltd.	248,920	3,701,440
Maxim Integrated Products, Inc.	225,005	10,008,223

		20,401,976

Software 5.4%
Adobe Systems, Inc.*	116,575	13,217,273
Atlassian Corp. plc, Class A*(a)	114,230	3,156,175
Microsoft Corp.	477,195	30,850,657
Oracle Corp.	149,041	5,978,035

		53,202,140

Specialty Retail 4.3%
Home Depot, Inc. (The)	120,070	16,519,231
Lowe’s Cos., Inc.	262,760	19,202,501
Murphy USA, Inc.*	46,905	2,987,848
Staples, Inc.	404,790	3,724,068

		42,433,648

Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	342,320	41,540,532

Tobacco 2.3%
Altria Group, Inc.	267,595	19,047,412
Philip Morris International, Inc.	42,561	4,091,389

		23,138,801

Trading Companies & Distributors 0.7%
HD Supply Holdings, Inc.*	166,810	7,056,063

Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	118,065	3,618,692

Total Investments (cost $847,685,195) (b) — 99.7%		985,130,253
Other assets in excess of liabilities — 0.3%		2,574,206

NET ASSETS — 100.0%		$987,704,459

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $13,850,787, which was collateralized by $14,037,265 in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 6.63%, and maturity dates ranging from 04/13/17 – 02/15/44.
(b)	At January 31, 2017, the tax basis cost of the Fund’s investments was $848,912,976, tax unrealized appreciation and depreciation were $148,520,207 and $(12,302,930), respectively.

Ltd.	Limited
plc	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Fund (Continued)

At January 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
24	S&P 500 E-Mini	03/17/17	$2,729,400	$12,995

At January 31, 2017, the Fund has $114,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31,2017, 100% of market value of the Fund was determined based on Level 1 inputs

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Fund (Continued)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$12,995

Total		$12,995

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

Common Stocks 96.9%

	Shares	Market Value
Banks 4.3%
East West Bancorp, Inc.	389,083	$20,014,429
Signature Bank*	134,723	21,221,567

		41,235,996

Building Products 1.3%
Fortune Brands Home & Security, Inc.	232,106	12,796,004

Capital Markets 6.0%
Affiliated Managers Group, Inc.*	87,477	13,327,996
Intercontinental Exchange, Inc.	386,790	22,573,064
Raymond James Financial, Inc.	289,536	21,694,933

		57,595,993

Commercial Services & Supplies 1.8%
Copart, Inc.*	314,764	17,859,709

Distributors 2.3%
LKQ Corp.*	707,333	22,570,996

Electrical Equipment 1.8%
Acuity Brands, Inc.(a)	84,929	17,599,837

Electronic Equipment, Instruments & Components 3.8%
Amphenol Corp., Class A	403,115	27,206,232
Trimble, Inc.*	323,144	9,571,525

		36,777,757

Food Products 2.9%
Hain Celestial Group, Inc. (The)*	299,953	11,866,141
JM Smucker Co. (The)	119,700	16,261,245

		28,127,386

Health Care Equipment & Supplies 14.2%
ABIOMED, Inc.*	126,694	13,476,441
Align Technology, Inc.*	149,129	13,673,638
Cooper Cos., Inc. (The)	96,220	17,763,174
CR Bard, Inc.	99,441	23,600,332
DENTSPLY SIRONA, Inc.	313,111	17,753,394
IDEXX Laboratories, Inc.*(a)	140,727	17,215,134
STERIS plc(a)	257,636	18,248,358
Varex Imaging Corp.*	68,859	1,979,702
Varian Medical Systems, Inc.*(a)	172,148	13,367,292

		137,077,465

Health Care Providers & Services 1.3%
Henry Schein, Inc.*	80,866	12,927,239

Health Care Technology 2.0%
Cerner Corp.*	355,640	19,101,424

Hotels, Restaurants & Leisure 1.9%
Panera Bread Co., Class A*	89,087	18,624,528

Household Products 2.3%
Church & Dwight Co., Inc.	493,641	22,322,446

Industrial Conglomerates 1.7%
Roper Technologies, Inc.	84,438	16,199,430

Internet Software & Services 3.3%
CoStar Group, Inc.*	89,108	18,008,727
j2 Global, Inc.(a)	168,226	14,099,021

		32,107,748

IT Services 8.6%
Broadridge Financial Solutions, Inc.	308,536	20,526,900
Cognizant Technology Solutions Corp., Class A*	144,137	7,580,165
Fiserv, Inc.*	247,279	26,565,183
Gartner, Inc.*	211,495	21,014,143
MAXIMUS, Inc.	143,957	7,937,789

		83,624,180

Life Sciences Tools & Services 1.8%
PAREXEL International Corp.*	244,560	17,336,858

Machinery 7.1%
IDEX Corp.	208,072	18,759,771
Middleby Corp. (The)*	176,799	23,722,890
Snap-on, Inc.	78,595	14,267,350
Wabtec Corp.	131,759	11,415,600

		68,165,611

Professional Services 2.2%
Verisk Analytics, Inc., Class A*	254,429	21,026,013

Road & Rail 2.2%
JB Hunt Transport Services, Inc.	210,439	20,850,296

Software 13.2%
ANSYS, Inc.*(a)	186,864	17,426,937
Intuit, Inc.	206,249	24,457,007
Manhattan Associates, Inc.*	375,478	19,247,002
Red Hat, Inc.*	251,320	19,070,162
SS&C Technologies Holdings, Inc.	299,249	9,614,870
Tyler Technologies, Inc.*	144,714	21,131,138
Ultimate Software Group Inc., (The)*(a)	84,246	16,315,080

		127,262,196

Specialty Retail 5.4%
O’Reilly Automotive, Inc.*	103,418	27,123,439
Tractor Supply Co.(a)	186,054	13,706,598
Williams-Sonoma, Inc.	226,114	10,900,956

		51,730,993

Textiles, Apparel & Luxury Goods 1.7%
Carter’s, Inc.	201,302	16,859,043

Trading Companies & Distributors 3.8%
Beacon Roofing Supply, Inc.*	196,642	8,607,020
Fastenal Co.	284,428	14,130,383
Watsco, Inc.	92,947	14,196,725

		36,934,128

Total Investments (cost $743,195,668) (b) — 96.9%		936,713,276
Other assets in excess of liabilities — 3.1%		30,079,714

NET ASSETS — 100.0%		$966,792,990

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $95,276,387, which was collateralized by $97,016,000 in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 6.63%, and maturity dates ranging from 04/13/17 – 02/15/44.
(b)	At January 31, 2017, the tax basis cost of the Fund’s investments was $744,539,434, tax unrealized appreciation and depreciation were $205,051,784 and $(12,877,942), respectively.

plc	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31,2017, 100% of market value of the Fund was determined based on Level 1 inputs

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Common Stocks 96.8%

	Shares	Market Value
Airlines 2.3%
Allegiant Travel Co.(a)	70,228	$12,079,216

Auto Components 1.6%
Dorman Products, Inc.*	123,258	8,507,267

Banks 5.5%
Bank of the Ozarks, Inc.	314,902	17,278,673
Texas Capital Bancshares, Inc.*(a)	139,126	11,477,895

		28,756,568

Building Products 1.2%
AAON, Inc.	184,580	6,266,491

Capital Markets 5.4%
FactSet Research Systems, Inc.	43,714	7,564,708
MarketAxess Holdings, Inc.	109,131	20,434,780

		27,999,488

Chemicals 4.3%
Balchem Corp.	131,960	11,248,271
Sensient Technologies Corp.	143,835	11,039,336

		22,287,607

Commercial Services & Supplies 2.2%
Healthcare Services Group, Inc.	291,970	11,605,808

Distributors 0.9%
LKQ Corp.*	145,268	4,635,502

Diversified Consumer Services 2.3%
Bright Horizons Family Solutions, Inc.*	172,090	12,194,297

Electronic Equipment, Instruments & Components 3.8%
Cognex Corp.	182,737	12,345,712
ePlus, Inc.*	67,874	7,605,281

		19,950,993

Energy Equipment & Services 0.8%
Dril-Quip, Inc.*	66,134	4,113,535

Food Products 1.8%
J&J Snack Foods Corp.	74,323	9,481,385

Health Care Equipment & Supplies 14.8%
ABIOMED, Inc.*	130,220	13,851,501
Cantel Medical Corp.	184,682	14,296,234
Globus Medical, Inc., Class A*	285,418	7,523,618
Masimo Corp.*	220,820	16,247,936
Natus Medical, Inc.*	182,021	7,107,920
Neogen Corp.*	185,501	12,250,486
NxStage Medical, Inc.*	108,174	2,909,881
Vascular Solutions, Inc.*	56,613	3,167,497

		77,355,073

Health Care Technology 3.5%
Medidata Solutions, Inc.*(a)	216,418	10,721,348
Omnicell, Inc.*(a)	205,464	7,376,157

		18,097,505

Hotels, Restaurants & Leisure 5.0%
Chuy’s Holdings, Inc.*	198,810	5,845,014
Panera Bread Co., Class A*	57,125	11,942,552
Texas Roadhouse, Inc.	174,240	8,126,554

		25,914,120

Internet Software & Services 1.3%
Envestnet, Inc.*(a)	185,501	7,011,938

IT Services 1.6%
ExlService Holdings, Inc.*	182,737	8,396,765

Leisure Products 1.2%
Nautilus, Inc.*	359,230	6,232,641

Life Sciences Tools & Services 3.7%
Bio-Techne Corp.	100,429	10,218,651
PAREXEL International Corp.*	126,227	8,948,232

		19,166,883

Machinery 9.2%
Barnes Group, Inc.	211,709	10,189,554
Donaldson Co., Inc.	214,780	9,074,455
Middleby Corp. (The)*	92,136	12,362,808
Proto Labs, Inc.*	97,460	5,116,650
RBC Bearings, Inc.*	120,904	11,199,338

		47,942,805

Professional Services 1.4%
Exponent, Inc.(a)	127,865	7,422,563

Road & Rail 2.3%
Genesee & Wyoming, Inc., Class A*	80,363	6,056,155
Marten Transport Ltd.	272,622	6,229,413

		12,285,568

Semiconductors & Semiconductor Equipment 0.5%
Monolithic Power Systems, Inc.	29,996	2,616,851

Software 12.4%
Blackbaud, Inc.(a)	178,847	11,734,152
Bottomline Technologies de, Inc.*	208,843	5,371,442
Ellie Mae, Inc.*(a)	80,056	6,623,833
Fair Isaac Corp.	79,544	9,807,775
Paycom Software, Inc.*(a)	167,586	7,749,177
Tyler Technologies, Inc.*	93,263	13,618,263
Ultimate Software Group, Inc. (The)*(a)	49,856	9,655,113

		64,559,755

Specialty Retail 2.4%
Hibbett Sports, Inc.*	108,721	3,587,793
Monro Muffler Brake, Inc.	146,906	8,799,669

		12,387,462

Technology Hardware, Storage & Peripherals 1.6%
Electronics For Imaging, Inc.*	183,761	8,258,219

Textiles, Apparel & Luxury Goods 0.8%
G-III Apparel Group Ltd.*(a)	153,151	4,021,745

Thrifts & Mortgage Finance 1.5%
BofI Holding, Inc.*	262,589	7,746,376

Trading Companies & Distributors 1.5%
Beacon Roofing Supply, Inc.*	177,414	7,765,411

Total Investments (cost $428,950,807) (b) — 96.8%		505,059,837
Other assets in excess of liabilities — 3.2%		16,813,390

NET ASSETS — 100.0%		$521,873,227

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $76,550,542, which was collateralized by U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.63%, and maturity dates ranging from 04/13/17 - 02/15/44; a total market value of $78,105,778.
(b)	At January 31, 2017, the tax basis cost of the Fund’s investments was $429,333,101, tax unrealized appreciation and depreciation were $86,422,802 and $(10,696,066), respectively.

Ltd. Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Geneva Small Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Global Equity Fund

Common Stocks 94.8%

	Shares	Market Value
AUSTRALIA 1.1%
Commercial Services & Supplies 1.1%
Brambles Ltd.	72,129	$570,037

CHINA 1.4%
Chemicals 0.0%†
Tianhe Chemicals Group Ltd. Reg. S*(a)(b)(c)	2,702,000	0

Insurance 1.4%
Ping An Insurance Group Co. of China Ltd., H Shares	144,500	741,253

		741,253

DENMARK 1.0%
Marine 1.0%
AP Moller - Maersk A/S, Class B	335	561,503

FRANCE 1.6%
Electrical Equipment 1.6%
Schneider Electric SE	12,124	867,521

GERMANY 3.5%
Pharmaceuticals 1.4%
Merck KGaA	7,025	775,082

Software 2.1%
SAP SE	11,914	1,089,538

		1,864,620

ITALY 1.6%
Banks 1.6%
Intesa Sanpaolo SpA	370,798	870,953

JAPAN 7.8%
Banks 0.9%
Sumitomo Mitsui Financial Group, Inc.	13,000	510,016

Chemicals 1.0%
Shin-Etsu Chemical Co. Ltd.	6,200	534,878

Household Durables 0.9%
Panasonic Corp.	46,200	480,708

Machinery 2.0%
Makita Corp.	7,100	493,143
THK Co. Ltd.	22,700	559,356

		1,052,499

Personal Products 1.3%
Kao Corp.	14,300	707,631

Wireless Telecommunication Services 1.7%
NTT DOCOMO, Inc.	37,400	894,237

		4,179,969

NETHERLANDS 1.3%
Chemicals 1.3%
Koninklijke DSM NV	11,269	718,403

NORWAY 3.6%
Diversified Telecommunication Services 1.1%
Telenor ASA	36,117	572,544

Metals & Mining 1.4%
Norsk Hydro ASA	138,373	789,325

Oil, Gas & Consumable Fuels 1.1%
Statoil ASA	31,629	589,792

		1,951,661

SPAIN 1.3%
Media 1.3%
Mediaset Espana Comunicacion SA	55,199	675,611

SWEDEN 2.0%
Banks 2.0%
Nordea Bank AB	89,124	1,075,930

SWITZERLAND 3.6%
Insurance 1.8%
Zurich Insurance Group AG*	3,439	990,341

Pharmaceuticals 1.8%
Novartis AG REG	3,767	278,108
Roche Holding AG	2,863	678,384

		956,492

		1,946,833

TAIWAN 2.1%
Semiconductors & Semiconductor Equipment 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	37,100	1,146,761

UNITED KINGDOM 5.1%
Household Products 1.2%
Reckitt Benckiser Group plc	7,731	663,363

Insurance 1.0%
Aviva plc	93,415	562,441

Personal Products 2.0%
Unilever NV, CVA	25,934	1,051,930

Trading Companies & Distributors 0.9%
Ashtead Group plc	23,580	478,070

		2,755,804

UNITED STATES 57.8%
Airlines 2.2%
Southwest Airlines Co.	22,963	1,201,195

Auto Components 1.7%
Delphi Automotive plc	13,000	910,780

Automobiles 0.9%
Ford Motor Co.	39,188	484,364

Banks 6.1%
Investors Bancorp, Inc.	64,371	923,724
Pinnacle Financial Partners, Inc.	15,509	1,036,777
US Bancorp	23,807	1,253,438

		3,213,939

Biotechnology 2.2%
Alnylam Pharmaceuticals, Inc.*	6,276	250,977
Lexicon Pharmaceuticals, Inc.*(d)	18,443	264,288
Shire plc	11,887	661,819

		1,177,084

Capital Markets 1.3%
T Rowe Price Group, Inc.	10,507	708,592

Chemicals 5.3%
Ecolab, Inc.	8,592	1,032,156
LyondellBasell Industries NV, Class A	9,855	919,176
Praxair, Inc.	7,597	899,789

		2,851,121

Communications Equipment 2.5%
Arista Networks, Inc.*	8,662	814,228
Cisco Systems, Inc.	17,440	535,757

		1,349,985

Equity Real Estate Investment Trusts (REITs) 1.7%
Park Hotels & Resorts, Inc.	8,333	226,158
Simon Property Group, Inc.	3,668	674,068

		900,226

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Global Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Food & Staples Retailing 3.9%
Costco Wholesale Corp.	8,369	$1,372,097
Kroger Co. (The)	20,760	705,010

		2,077,107

Health Care Providers & Services 2.1%
UnitedHealth Group, Inc.	7,060	1,144,426

Hotels, Restaurants & Leisure 1.7%
Hilton Grand Vacations, Inc.*	4,166	122,189
Hilton Worldwide Holdings, Inc.	13,888	799,671

		921,860

Household Durables 1.3%
Whirlpool Corp.	3,989	697,636

Household Products 1.5%
Procter & Gamble Co. (The)	9,379	821,600

Insurance 2.5%
MetLife, Inc.	24,952	1,357,638

Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc.*	1,633	1,344,743
Priceline Group, Inc. (The)*	516	812,767

		2,157,510

IT Services 1.6%
International Business Machines Corp.	4,932	860,733

Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A*	3,736	710,139

Media 3.0%
Walt Disney Co. (The)	14,773	1,634,632

Oil, Gas & Consumable Fuels 4.0%
EOG Resources, Inc.	9,532	968,261
Hess Corp.	13,756	745,300
PDC Energy, Inc.*	5,895	435,876

		2,149,437

Pharmaceuticals 2.9%
Medicines Co. (The)*	7,030	253,432
Zoetis, Inc.	23,660	1,299,880

		1,553,312

Semiconductors & Semiconductor Equipment 2.4%
Micron Technology, Inc.*	54,650	1,317,612

Software 1.7%
Electronic Arts, Inc.*	10,863	906,300

		31,107,228

Total Common Stocks (cost $45,580,696)		51,034,087

Preferred Stock 0.9%

	Shares	Market Value
GERMANY 0.9%
Machinery 0.9%
Jungheinrich AG Preference Shares	16,029	493,980

Total Preferred Stock (cost $500,562)		493,980

Investment Company 0.0%†

	Shares	Market Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio – Institutional Class, 0.47%,(e)(f)	11,205	11,205

Total Investment Company (cost $11,205)		11,205

Repurchase Agreement 0.5%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.55%, dated 01/31/17, due 02/01/17, repurchase price $243,836, collateralized by U.S. Treasury Note, 2.13%, maturing 05/15/25; total market value $250,273.(e)	$243,832	243,832

Total Repurchase Agreement (cost $243,832)		243,832

Total Investments (cost $46,336,295) (g) — 96.2%		51,783,104
Other assets in excess of liabilities — 3.8%		2,028,352

NET ASSETS — 100.0%		$53,811,456

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Global Equity Fund (Continued)

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	Illiquid security.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2017 was $0 which represents 0.0% of net assets.
(d)	The security or a portion of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $261,050. , which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $11,205 and $243,832 respectively.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2017 was $255,037.
(f)	Represents 7-day effective yield as of January 31, 2017.
(g)	At January 31, 2017, the tax basis cost of the Fund’s investments was $46,394,605, tax unrealized appreciation and depreciation were $7,112,999 and $(1,724,500), respectively.

†	Amount rounds to less than 0.1%.
AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
CVA	Dutch Certificate
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
plc	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Global Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$1,201,195	$—	$—	$1,201,195
Auto Components	910,780	—	—	910,780
Automobiles	484,364	—	—	484,364
Banks	3,213,939	2,456,899	—	5,670,838
Biotechnology	515,265	661,819	—	1,177,084
Capital Markets	708,592	—	—	708,592
Chemicals	2,851,121	1,253,281	—	4,104,402
Commercial Services & Supplies	—	570,037	—	570,037
Communications Equipment	1,349,985	—	—	1,349,985
Diversified Telecommunication Services	—	572,544	—	572,544
Electrical Equipment	—	867,521	—	867,521
Equity Real Estate Investment Trusts (REITs)	900,226	—	—	900,226
Food & Staples Retailing	2,077,107	—	—	2,077,107
Health Care Providers & Services	1,144,426	—	—	1,144,426
Hotels, Restaurants & Leisure	921,860	—	—	921,860
Household Durables	697,636	480,708	—	1,178,344
Household Products	821,600	663,363	—	1,484,963
Insurance	1,357,638	2,294,035	—	3,651,673
Internet & Direct Marketing Retail	2,157,510	—	—	2,157,510
IT Services	860,733	—	—	860,733

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Global Equity Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Life Sciences Tools & Services	$710,139	$—	$—	$710,139
Machinery	—	1,052,499	—	1,052,499
Marine	—	561,503	—	561,503
Media	1,634,632	675,611	—	2,310,243
Metals & Mining	—	789,325	—	789,325
Oil, Gas & Consumable Fuels	2,149,437	589,792	—	2,739,229
Personal Products	—	1,759,561	—	1,759,561
Pharmaceuticals	1,553,312	1,731,574	—	3,284,886
Semiconductors & Semiconductor Equipment	2,464,373	—	—	2,464,373
Software	906,300	1,089,538	—	1,995,838
Trading Companies & Distributors	—	478,070	—	478,070
Wireless Telecommunication Services	—	894,237	—	894,237

Total Common Stocks	$31,592,170	$19,441,917	$—	$51,034,087

Preferred Stock	—	493,980	—	493,980
Investment Company	11,205	—	—	11,205
Repurchase Agreement	—	243,832	—	243,832

Total	$31,603,375	$20,179,729	$—	$51,783,104

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Total
Balance as of 10/31/16	$16,305	$16,305
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	(16,305)	(16,305)
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/17	$—	$—

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 01/31/17	$(16,305)	$(16,305)

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Government Bond Fund

Collateralized Mortgage Obligations 8.1%

	Principal Amount	Market Value
FHLMC REMICS Series 1684, Class I, 6.50%, 03/15/24	$287,962	$324,527
Series 2296, Class H, 6.50%, 03/15/31	16,130	17,040
FNMA REMICS Series 1988-25, Class B, 9.25%, 10/25/18	19	19
Series 1990-7, Class B, 8.50%, 01/25/20	3,526	3,768
Series 1993-16, Class Z, 7.50%, 02/25/23	19,148	21,022
Series 1993-226, Class PK, 6.00%, 12/25/23	136,497	154,095
Series 2013-59, Class MX, 2.50%, 09/25/42	3,071,879	3,089,191

Total Collateralized Mortgage Obligations (cost $3,586,040)		3,609,662

Commercial Mortgage-Backed Security 0.7%

	Principal Amount	Market Value
FNMA REMICS, Series 1998-73, Class MZ, 6.30%, 10/17/38	322,513	329,410

Total Commercial Mortgage-Backed Security (cost $323,916)		329,410

Corporate Bond 4.5%

	Principal Amount	Market Value
Diversified Financial Services 4.5%
Private Export Funding Corp., Series HH, 1.45%, 08/15/19	2,000,000	1,994,274

Total Corporate Bond (cost $2,005,478)		1,994,274

Foreign Government Security 4.4%

	Principal Amount	Market Value
UNITED STATES 4.4%
Ukraine Government AID Bond, 1.47%, 09/29/21	2,000,000	1,957,546

Total Foreign Government Security (cost $2,000,000)		1,957,546

Mortgage-Backed Securities 23.4%

	Principal Amount	Market Value
FNMA Pool
Pool# MA0598 3.50%, 12/01/20	$1,261,673	$1,314,072
Pool# 874740 6.32%, 07/01/22	1,554,065	1,745,520
Pool# 874982 6.81%, 11/01/25	1,551,784	1,788,613
Pool# 932840 3.50%, 12/01/25	2,199,513	2,293,157
Pool# 387114 5.62%, 09/01/34	1,008,349	1,074,492
Pool# 773298 2.86%, 04/01/35(a)	945,809	1,001,865
Pool# 813605 2.72%, 07/01/36(a)	137,608	144,632
Pool# 745769 2.82%, 07/01/36(a)	999,428	1,058,015

Total Mortgage-Backed Securities (cost $9,873,149)		10,420,366

Short-term Investment 11.1%

	Principal Amount	Market Value
Banks 11.1%
Financing Corp., 0.00%, 10/05/17(b)	4,966,000	4,932,003

Total Short-term Investment (cost $4,911,129)		4,932,003

U.S. Government Agency Securities 26.5%

	Principal Amount	Market Value
FHLB 5.37%, 09/09/24	2,615,000	3,122,799
FHLMC 1.25%, 10/02/19	5,000,000	4,970,925
Overseas Private Investment Corp. 2.29%, 09/15/26	3,758,589	3,686,965

Total U.S. Government Agency Securities (cost $11,867,928)		11,780,689

U.S. Treasury Obligations 20.7%

	Principal Amount	Market Value
U.S. Treasury Bonds 3.13%, 11/15/41	2,000,000	2,034,218
2.88%, 05/15/43	2,945,000	2,852,165
3.38%, 05/15/44	2,000,000	2,124,218

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Government Bond Fund (Continued)

U.S. Treasury Obligations (continued)

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes 0.13%, 04/15/19(c)	$1,050,000	$1,101,794
0.13%, 04/15/20(c)	1,050,000	1,102,056

Total U.S. Treasury Obligations (cost $9,251,334)		9,214,451

Total Investments (cost $43,818,974) (d) — 99.4%		44,238,401
Other assets in excess of liabilities — 0.6%		268,325

NET ASSETS — 100.0%		$44,506,726

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2017. The maturity date represents the actual maturity date.
(b)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(c)	Principal amounts are not adjusted for inflation.
(d)	At January 31, 2017, the tax basis cost of the Fund’s investments was $43,818,974, tax unrealized appreciation and depreciation were $773,045 and $(353,618), respectively.

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Government Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2017, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Government Money Market Fund

U.S. Government Agency Securities 44.1%

	Principal Amount	Market Value
FFCB
0.56%, 05/17/17	$1,000,000	$998,367
0.79%, 09/20/17(a)	5,000,000	5,000,000
0.70%, 10/04/17	1,000,000	995,304
0.71%, 10/20/17	2,500,000	2,498,894
0.82%, 12/12/17	4,100,000	4,095,176
0.79%, 09/14/18(a)	5,000,000	4,999,184
0.84%, 09/21/18(a)	5,500,000	5,500,000
0.87%, 10/03/18(a)	900,000	900,384
FHLB
0.59%, 02/28/17	3,000,000	3,000,061
0.51%, 03/17/17	2,500,000	2,498,442
0.51%, 03/22/17	15,500,000	15,489,241
0.56%, 04/03/17	9,300,000	9,291,254
0.55%, 05/05/17	2,500,000	2,496,448
0.63%, 05/30/17	915,000	914,900
0.64%, 06/15/17(a)	8,000,000	8,000,000
0.61%, 06/19/17	650,000	648,480
0.67%, 06/19/17(a)	14,000,000	14,000,000
0.59%, 06/20/17	3,500,000	3,492,027
0.66%, 06/23/17(a)	10,500,000	10,500,000
0.66%, 06/26/17(a)	16,000,000	16,000,000
0.64%, 06/29/17(a)	30,000,000	30,000,000
0.65%, 07/06/17(a)	15,000,000	15,000,000
0.62%, 07/19/17(a)	8,000,000	8,000,000
0.88%, 08/21/17(a)	3,000,000	3,003,949
0.66%, 08/25/17(a)	2,000,000	2,000,000
0.68%, 08/28/17(a)	9,000,000	9,000,000
0.81%, 09/05/17(a)	3,000,000	3,000,924
0.71%, 10/10/17(a)	16,000,000	16,006,873
0.84%, 12/07/17(a)	8,000,000	8,002,469
1.13%, 12/08/17	1,500,000	1,503,109
0.68%, 01/17/18(a)	11,250,000	11,250,000
0.74%, 01/24/18(a)	16,000,000	16,000,000
0.68%, 01/25/18(a)	1,750,000	1,750,000
0.72%, 02/23/18(a)	3,200,000	3,200,000
0.76%, 05/08/18(a)	2,000,000	1,999,873
0.73%, 01/25/19(a)	2,400,000	2,400,000
0.73%, 02/01/19(a)	500,000	499,999
FHLMC
0.50%, 04/04/17	23,500,000	23,479,764
5.00%, 04/18/17	3,750,000	3,784,803
1.25%, 05/12/17	6,184,000	6,195,515
0.72%, 05/26/17	1,500,000	1,500,540
0.75%, 07/14/17	2,850,000	2,850,295
1.00%, 07/28/17	12,000,000	12,016,336
0.75%, 10/27/17	7,700,000	7,693,839
5.13%, 11/17/17	3,000,000	3,100,902
1.00%, 12/15/17	350,000	350,243
0.98%, 01/08/18(a)	8,000,000	8,000,000
0.79%, 07/25/18(a)	2,800,000	2,800,000
FNMA
1.13%, 04/27/17	3,225,000	3,229,295
0.88%, 12/20/17	6,500,000	6,498,030
0.98%, 01/11/18(a)	5,000,000	5,000,000

Total U.S. Government Agency Securities (cost $330,434,920)		330,434,920

U.S. Treasury Obligations 8.0%

	Principal Amount	Market Value
U.S. Treasury Notes
0.88%, 01/31/18	$500,000	$500,039
1.88%, 08/31/17	35,200,000	35,445,514
2.25%, 11/30/17	5,500,000	5,564,395
3.00%, 02/28/17	18,000,000	18,033,407

Total U.S. Treasury Obligations (cost $59,543,355)		59,543,355

Investment Companies 9.2%

	Shares	Market Value
Asset Management 9.2%
Federated Government Obligations Fund, Premier Shares, 0.48%(b)	68,000,000	68,000,000
Federated Treasury Obligations Fund, Institutional Shares, 0.39%,(b)	1,000,000	1,000,000

Total Investment Companies (cost $69,000,000)		69,000,000

Repurchase Agreements 38.7%

	Principal Amount	Market Value
ABN AMRO Bank NV, 0.58%, dated 01/31/17, due 02/01/17, repurchase price $25,040,278, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.5% - 2.25%, maturing 03/31/2017 - 04/20/40; total market value $25,503,580.	$25,000,000	25,000,000
ING Financial Markets LLC, 0.54%, dated 01/31/17, due 02/01/17, repurchase price $41,462,100, collateralized by U.S. Government Agency Security, ranging from 0.97% - 4.00%, maturing 08/25/35 - 07/25/39; total market value $42,642,576.	41,400,000	41,400,000
Natixis Financial Products LLC, 0.53%, dated 01/31/17, due 02/02/17, repurchase price $25,073,611, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 8.00%, maturing 07/15/17 - 11/15/46; total market value $25,502,631.	25,000,000	25,000,000
Natixis Financial Products LLC, 0.56%, dated 01/31/17, due 02/01/17, repurchase price $25,038,889, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.62%, maturing 06/15/17 - 12/01/43; total market value $25,533,613.	25,000,000	25,000,000
RBS Securities, Inc., 0.53%, dated 01/31/17, due 02/03/17, repurchase price $75,331,250, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 3.63%, maturing 11/30/17 - 02/15/45; total market value $76,505,770.	75,000,000	75,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Government Money Market Fund (Continued)

Repurchase Agreements (Continued)

	Principal Amount	Market Value
Wells Fargo Securities LLC, 0.55%, dated 01/31/17, due 02/01/17, repurchase price $100,152,778, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.86% - 5.75%, maturing 07/25/20 - 07/25/48; total market value $103,001,574.	$100,000,000	$100,000,000

Total Repurchase Agreements (cost $291,400,000)		291,400,000

Total Investments (cost $750,378,275) (c) — 100.0%		750,378,275
Liabilities in excess of other assets — 0.0%†		(271,251)

NET ASSETS — 100.0%		$750,107,024

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2017. The maturity date represents the actual maturity date.
(b)	Represents 7-day effective yield as of January 31, 2017.
(c)	At January 31, 2017, the tax basis cost of the Fund’s investments was $750,378,275, tax unrealized appreciation and depreciation were $0 and $0, respectively.
†	Amount rounds to less than 0.1%.

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LLC	Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Government Money Market Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$69,000,000	$—	$—	$69,000,000
Repurchase Agreements	—	291,400,000	—	291,400,000
U.S. Government Agency Securities	—	330,434,920	—	330,434,920
U.S. Treasury Obligations	—	59,543,355	—	59,543,355

Total	$69,000,000	$681,378,275	$—	$750,378,275

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Growth Fund

Common Stocks 96.3%

	Shares	Market Value
Aerospace & Defense 1.6%
Northrop Grumman Corp.	8,670	$1,986,123
Textron, Inc.	26,545	1,257,437

		3,243,560

Auto Components 0.7%
Magna International, Inc.	30,665	1,327,181

Beverages 0.9%
Dr Pepper Snapple Group, Inc.	19,770	1,803,024

Biotechnology 7.5%
Alexion Pharmaceuticals, Inc.*	14,925	1,950,399
Amgen, Inc.	19,850	3,110,098
Biogen, Inc.*	9,930	2,752,993
Celgene Corp.*	22,125	2,569,819
Gilead Sciences, Inc.	35,610	2,579,945
Incyte Corp.*	15,525	1,881,785

		14,845,039

Capital Markets 2.4%
Eaton Vance Corp.	27,625	1,158,316
Morgan Stanley	45,955	1,952,628
S&P Global, Inc.	13,630	1,638,054

		4,748,998

Chemicals 0.6%
FMC Corp.	19,625	1,180,640

Commercial Services & Supplies 1.0%
Copart, Inc.*	18,550	1,052,527
MSA Safety, Inc.	14,175	1,011,386

		2,063,913

Communications Equipment 0.7%
F5 Networks, Inc.*	10,365	1,389,221

Construction & Engineering 0.5%
MasTec, Inc.*	24,100	897,725

Construction Materials 1.2%
Eagle Materials, Inc.	13,720	1,434,838
Summit Materials, Inc., Class A*	40,050	1,005,255

		2,440,093

Containers & Packaging 1.2%
Berry Plastics Group, Inc.*	23,800	1,214,514
Packaging Corp. of America	13,205	1,217,237

		2,431,751

Distributors 0.9%
Pool Corp.	16,010	1,690,016

Equity Real Estate Investment Trusts (REITs) 0.5%
Gaming and Leisure Properties, Inc.	33,775	1,068,303

Food & Staples Retailing 3.2%
CVS Health Corp.	34,850	2,746,528
Kroger Co. (The)	44,560	1,513,258
Sysco Corp.	41,380	2,170,795

		6,430,581

Food Products 2.2%
Blue Buffalo Pet Products, Inc.*	38,880	942,840
Hershey Co. (The)	18,305	1,930,628
Ingredion, Inc.	11,235	1,440,215

		4,313,683

Health Care Equipment & Supplies 0.6%
Hill-Rom Holdings, Inc.	19,670	1,157,973

Health Care Providers & Services 6.4%
Express Scripts Holding Co.*	26,760	1,843,229
HealthSouth Corp.	34,870	1,353,653
Humana, Inc.	9,415	1,868,878
Laboratory Corp. of America Holdings*	8,780	1,178,364
UnitedHealth Group, Inc.	28,370	4,598,777
WellCare Health Plans, Inc.*	12,460	1,813,428

		12,656,329

Hotels, Restaurants & Leisure 1.3%
International Game Technology plc	44,170	1,166,530
MGM Resorts International*	48,580	1,399,104

		2,565,634

Household Durables 1.4%
Mohawk Industries, Inc.*	5,620	1,213,021
PulteGroup, Inc.	71,465	1,537,212

		2,750,233

Household Products 0.8%
Spectrum Brands Holdings, Inc.	12,655	1,688,050

Insurance 0.6%
XL Group Ltd.	30,235	1,135,929

Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.*	8,425	6,937,819
Priceline Group, Inc. (The)*	1,750	2,756,477

		9,694,296

Internet Software & Services 8.9%
Alphabet, Inc., Class A*	11,775	9,657,737
Facebook, Inc., Class A*	53,675	6,994,926
Twitter, Inc.*	59,670	1,051,386

		17,704,049

IT Services 6.8%
Alliance Data Systems Corp.	7,825	1,787,074
Fiserv, Inc.*	13,475	1,447,619
Mastercard, Inc., Class A	39,780	4,229,807
Science Applications International Corp.	13,405	1,091,435
Square, Inc., Class A*	66,795	976,543
Vantiv, Inc., Class A*	31,675	1,971,452
Visa, Inc., Class A	23,520	1,945,339

		13,449,269

Life Sciences Tools & Services 0.5%
ICON plc*	12,780	1,074,287

Machinery 4.3%
Crane Co.	16,450	1,185,058
Cummins, Inc.	10,960	1,611,230
Deere & Co.	17,975	1,924,224
Ingersoll-Rand plc	18,735	1,486,622
Oshkosh Corp.	13,580	945,575
Stanley Black & Decker, Inc.	11,695	1,450,180

		8,602,889

Media 4.6%
Comcast Corp., Class A	29,215	2,203,395
Discovery Communications, Inc., Class A*	46,490	1,317,992
Scripps Networks Interactive, Inc., Class A	14,140	1,076,902
Walt Disney Co. (The)	40,755	4,509,541

		9,107,830

Metals & Mining 0.5%
Steel Dynamics, Inc.	26,590	899,008

Oil, Gas & Consumable Fuels 1.2%
Enbridge, Inc.	26,665	1,135,929
Noble Energy, Inc.	30,870	1,227,391

		2,363,320

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals 1.9%
Bristol-Myers Squibb Co.	34,000	$1,671,440
Zoetis, Inc.	36,655	2,013,826

		3,685,266

Professional Services 0.5%
FTI Consulting, Inc.*	25,090	1,057,293

Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A*	51,665	1,568,549

Road & Rail 1.1%
Union Pacific Corp.	20,300	2,163,574

Semiconductors & Semiconductor Equipment 3.4%
Applied Materials, Inc.	58,145	1,991,466
Lam Research Corp.	12,530	1,439,196
Micron Technology, Inc.*	69,690	1,680,226
ON Semiconductor Corp.*	120,975	1,611,387

		6,722,275

Software 7.0%
Check Point Software Technologies Ltd.*	18,955	1,872,185
Citrix Systems, Inc.*	17,965	1,638,229
Electronic Arts, Inc.*	24,105	2,011,080
Microsoft Corp.	128,345	8,297,504

		13,818,998

Specialty Retail 4.6%
Home Depot, Inc. (The)	33,975	4,674,281
O’Reilly Automotive, Inc.*	6,710	1,759,832
Ross Stores, Inc.	27,530	1,820,008
Signet Jewelers Ltd.	10,705	831,457

		9,085,578

Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	97,930	11,883,805
Western Digital Corp.	22,385	1,784,756

		13,668,561

Trading Companies & Distributors 1.4%
HD Supply Holdings, Inc.*	22,420	948,366
United Rentals, Inc.*	15,155	1,917,259

		2,865,625

Wireless Telecommunication Services 0.8%
T-Mobile US, Inc.*	24,135	1,502,886

Total Common Stocks (cost $165,613,761)		190,861,429

Rights 0.0%†

	Number of Rights	Market Value

Biotechnology 0.0%†
Dyax Corp. CVR*(a)(b)	43,975	54,969

Total Rights (cost $—)		54,969

Exchange Traded Fund 2.8%

	Shares	Market Value
Exchange Traded Fund 2.8%
iShares Russell 1000 Growth ETF	50,000	$5,417,500

Total Exchange Traded Fund (cost $4,447,943)		5,417,500

Total Investments (cost $170,061,704) (c) — 99.1%		196,333,898
Other assets in excess of liabilities — 0.9%		1,859,207

NET ASSETS — 100.0%		$198,193,105

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	Illiquid security.
(c)	At January 31, 2017, the tax basis cost of the Fund’s investments was $170,399,782, tax unrealized appreciation and depreciation were $28,621,613 and $(2,687,497), respectively.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
ETF	Exchange Traded Fund
Ltd.	Limited
plc	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$190,861,429	$—	$—	$190,861,429
Exchange Traded Fund	5,417,500	—	—	5,417,500
Rights	—	—	54,969	54,969

Total	$196,278,929	$—	$54,969	$196,333,898

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Growth Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Rights	Total
Balance as of 10/31/16	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	6,157	6,157
Purchases	—	—
Sales	—	—
Transfers Into Level 3	48,812	48,812
Transfers Out of Level 3	—	—

Balance as of 01/31/17	$54,969	$54,969

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 01/31/17	$6,157	$6,157

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide High Yield Bond Fund

Commercial Mortgage-Backed Securities 0.7%

	Principal Amount		Market Value
CSMC Trust, Series 2015-DEAL, Class D 3.87%, 04/15/29(a)(b)		$100,000	$99,937
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM 5.97%, 02/15/51(a)		100,000	101,234

Total Commercial Mortgage-Backed Securities (cost $179,070)			201,171

Corporate Bonds 96.0%

	Principal Amount		Market Value
Aerospace & Defense 1.6%
Arconic, Inc., 5.13%, 10/01/24		25,000	25,934
Bombardier, Inc. 7.75%, 03/15/20(b)		75,000	79,781
8.75%, 12/01/21(b)		120,000	129,750
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(b)		25,000	26,062
TransDigm, Inc. 6.00%, 07/15/22		150,000	151,125
6.50%, 07/15/24		30,000	30,038

			442,690

Auto Components 1.7%
Allison Transmission, Inc., 5.00%, 10/01/24(b)		65,000	65,487
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23		65,000	66,706
Icahn Enterprises LP, 6.25%, 02/01/22(b)		65,000	65,488
IHO Verwaltungs GmbH, 4.50%, 09/15/23(b)(c)		200,000	198,000
Tenneco, Inc., 5.38%, 12/15/24		75,000	78,000

			473,681

Banks 3.6%
Bank of America Corp. 8.00%, 01/30/18(d)		65,000	67,212
5.13%, 06/17/19(d)		150,000	150,187
ING Groep NV, 6.50%, 04/16/25(d)		200,000	193,750
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18(d)		75,000	77,250
JPMorgan Chase & Co., Series V, 5.00%, 07/01/19(d)		140,000	140,175
Royal Bank of Scotland Group plc, 6.00%, 12/19/23		200,000	210,301
Standard Chartered plc, 2.55%, 01/30/27(b)(d)		200,000	159,750

			998,625

Building Products 1.1%
Builders FirstSource, Inc., 5.63%, 09/01/24(b)		66,000	67,815
Summit Materials LLC, 6.13%, 07/15/23		165,000	170,362
USG Corp., 5.50%, 03/01/25(b)		75,000	78,563

			316,740

Capital Markets 2.5%
Credit Suisse Group AG, 6.25%, 12/18/24(b)(d)		200,000	197,250
KCG Holdings, Inc., 6.88%, 03/15/20(b)		200,000	199,500
Morgan Stanley, Series H, 5.45%, 07/15/19(d)		150,000	152,250
MSCI, Inc. 5.75%, 08/15/25(b)		75,000	79,454
4.75%, 08/01/26(b)		74,000	73,630

			702,084

Chemicals 2.7%
Blue Cube Spinco, Inc., 9.75%, 10/15/23		50,000	59,375
GCP Applied Technologies, Inc., 9.50%, 02/01/23(b)		61,000	69,540
Hexion, Inc., 8.88%, 02/01/18		75,000	75,187
INEOS Group Holdings SA, 5.38%, 08/01/24(b)	EUR	100,000	110,883
Kissner Holdings LP, 8.38%, 12/01/22(b)		$65,000	67,438
SPCM SA, 6.00%, 01/15/22(b)		200,000	207,500
WR Grace & Co-Conn 5.13%, 10/01/21(b)		100,000	104,875
5.63%, 10/01/24(b)		50,000	52,688

			747,486

Commercial Services & Supplies 2.6%
APX Group, Inc., 8.75%, 12/01/20		205,000	212,688
Aramark Services, Inc., 5.13%, 01/15/24(b)		75,000	77,937
Clean Harbors, Inc., 5.25%, 08/01/20		75,000	76,931
Premier Graphics, Inc., 11.50%, 12/01/05(e)(f)(g)		4,250,000	0
Prime Security Services Borrower LLC, 9.25%, 05/15/23(b)		75,000	81,281
RR Donnelley & Sons Co. 7.88%, 03/15/21		75,000	80,438
6.00%, 04/01/24		100,000	95,000
TMS International Corp., 7.63%, 10/15/21(b)(f)		100,000	99,750

			724,025

Communications Equipment 3.3%
Altice Financing SA, 6.63%, 02/15/23(b)		200,000	209,500
Altice Luxembourg SA, 7.75%, 05/15/22(b)		200,000	212,250
CommScope Technologies Finance LLC, 6.00%, 06/15/25(b)		130,000	138,532
Nokia OYJ, 6.63%, 05/15/39		50,000	52,371
Unitymedia Hessen GmbH & Co. KG, 5.00%, 01/15/25(b)		200,000	203,000
WideOpenWest Finance LLC, 10.25%, 07/15/19		101,000	106,492

			922,145

Computers & Peripherals 0.9%
Diamond 1 Finance Corp. 5.88%, 06/15/21(b)		25,000	26,371
7.13%, 06/15/24(b)		200,000	218,976

			245,347

Construction & Engineering 0.6%
AECOM, 5.88%, 10/15/24		150,000	161,625

Construction Materials 0.8%
Cemex SAB de CV, 5.77%, 10/15/18(a)(b)		200,000	208,000

Consumer Finance 2.1%
Ally Financial, Inc. 4.13%, 03/30/20		75,000	76,219

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Consumer Finance (continued)
Ally Financial, Inc. (continued) 4.13%, 02/13/22		$50,000	$49,937
8.00%, 11/01/31		50,000	59,375
Credit Acceptance Corp., 7.38%, 03/15/23		95,000	97,476
Navient Corp., 8.00%, 03/25/20		65,000	69,875
Springleaf Finance Corp., 8.25%, 12/15/20		200,000	214,750

			567,632

Containers & Packaging 2.7%
ARD Finance SA, 6.63%, 09/15/23(b)(c)	EUR	200,000	218,081
Berry Plastics Corp., 5.50%, 05/15/22		$100,000	104,000
Crown Americas LLC, 4.25%, 09/30/26(b)		83,000	79,369
Graphic Packaging International, Inc. 4.75%, 04/15/21		100,000	105,469
4.88%, 11/15/22		25,000	25,781
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/22(b)		75,000	77,531
Reynolds Group Issuer, Inc., 5.13%, 07/15/23(b)		125,000	127,837

			738,068

Diversified Financial Services 0.6%
FBM Finance, Inc., 8.25%, 08/15/21(b)		95,000	101,412
SquareTwo Financial Corp., 11.00%, 05/24/19(e)(f)		239,990	53,998

			155,410

Diversified Telecommunication Services 7.7%
CCO Holdings LLC 5.88%, 04/01/24(b)		25,000	26,828
5.50%, 05/01/26(b)		175,000	183,313
CenturyLink, Inc., Series S, 6.45%, 06/15/21		130,000	138,125
CenturyLink, Inc., Series P, 7.60%, 09/15/39		75,000	68,676
Embarq Corp., 8.00%, 06/01/36		75,000	72,727
Frontier Communications Corp. 8.88%, 09/15/20		25,000	26,625
9.25%, 07/01/21		100,000	104,375
10.50%, 09/15/22		100,000	104,188
6.88%, 01/15/25		25,000	20,969
11.00%, 09/15/25		150,000	151,687
Intelsat Jackson Holdings SA 5.50%, 08/01/23		100,000	70,000
8.00%, 02/15/24(b)		58,000	60,175
SFR Group SA 6.00%, 05/15/22(b)		200,000	205,750
7.38%, 05/01/26(b)		400,000	410,500
Sprint Capital Corp., 8.75%, 03/15/32		75,000	86,062
Wind Acquisition Finance SA, 7.38%, 04/23/21(b)		200,000	207,980
Windstream Services LLC, 7.75%, 10/01/21		200,000	204,042

			2,142,022

Electrical Equipment 0.3%
Novelis Corp. 6.25%, 08/15/24(b)		17,000	17,893
5.88%, 09/30/26(b)		51,000	51,765

			69,658

Electronic Equipment, Instruments & Components 0.8%
Anixter, Inc., 5.13%, 10/01/21		65,000	67,681
Belden, Inc., 5.25%, 07/15/24(b)		75,000	75,375
CDW LLC, 5.50%, 12/01/24		75,000	78,094

			221,150

Energy Equipment & Services 3.5%
Alta Mesa Holdings LP, 7.88%, 12/15/24(b)		25,000	26,875
Ensco plc 8.00%, 01/31/24(b)		21,000	21,789
5.20%, 03/15/25		25,000	22,625
5.75%, 10/01/44		25,000	20,063
Noble Holding International Ltd. 4.90%, 08/01/20		3,000	2,996
7.75%, 01/15/24		60,000	59,625
6.20%, 08/01/40		25,000	19,500
Parsley Energy LLC 6.25%, 06/01/24(b)		75,000	80,625
5.38%, 01/15/25(b)		35,000	35,875
Precision Drilling Corp., 7.75%, 12/15/23(b)		30,000	32,400
Rowan Cos., Inc., 4.75%, 01/15/24		75,000	68,812
SESI LLC, 7.13%, 12/15/21		65,000	66,706
Sunoco LP 5.50%, 08/01/20		50,000	51,125
6.25%, 04/15/21		50,000	51,266
6.38%, 04/01/23		50,000	51,325
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(b)		60,000	64,350
Transocean, Inc. 8.13%, 12/15/21		25,000	25,875
9.00%, 07/15/23(b)		65,000	69,184
6.80%, 03/15/38		35,000	28,175
Trinidad Drilling Ltd., 6.63%, 02/15/25(b)		70,000	71,575
Weatherford International Ltd. 7.75%, 06/15/21		75,000	77,438
9.88%, 02/15/24(b)		10,000	10,800
7.00%, 03/15/38		25,000	21,625

			980,629

Equity Real Estate Investment Trusts (REITs) 2.1%
Communications Sales & Leasing, Inc., 8.25%, 10/15/23		150,000	162,750
7.13%, 12/15/24(b)		35,000	35,612
Equinix, Inc., 5.38%, 04/01/23		135,000	141,255
Iron Mountain, Inc., 6.00%, 10/01/20(b)		50,000	52,375
MGM Growth Properties Operating Partnership LP, 4.50%, 09/01/26(b)		50,000	47,875
VEREIT Operating Partnership LP, 4.88%, 06/01/26		125,000	127,430

			567,297

Food & Staples Retailing 1.3%
Agrokor dd, 8.88%, 02/01/20(b)		100,000	85,200
Albertsons Cos, LLC, 6.63%, 06/15/24(b)		85,000	88,587
New Albertsons, Inc., 7.45%, 08/01/29		50,000	48,750
Rite Aid Corp., 6.13%, 04/01/23(b)		125,000	130,156

			352,693

Food Products 0.6%
Dean Foods Co., 6.50%, 03/15/23(b)		100,000	104,500
Post Holdings, Inc., 5.00%, 08/15/26(b)		67,000	64,780

			169,280

Gas Utilities 2.1%
AmeriGas Partners LP, 5.50%, 05/20/25		70,000	71,750
Antero Midstream Partners LP, 5.38%, 09/15/24(b)		30,000	30,675

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Gas Utilities (continued)
Blue Racer Midstream LLC, 6.13%, 11/15/22(b)	$100,000	$102,500
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25(b)	130,000	137,475
PBF Logistics LP, 6.88%, 05/15/23	25,000	25,437
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26(b)	125,000	138,594
Summit Midstream Holdings LLC, 5.50%, 08/15/22	75,000	75,188

		581,619

Health Care Equipment & Supplies 0.3%
Alere, Inc., 6.38%, 07/01/23(b)	5,000	5,059
Hill-Rom Holdings, Inc., 5.75%, 09/01/23(b)	75,000	77,813

		82,872

Health Care Providers & Services 6.3%
Centene Corp. 6.13%, 02/15/24	50,000	53,125
4.75%, 01/15/25	85,000	83,884
CHS/Community Health Systems, Inc., 7.13%, 07/15/20	85,000	69,700
DaVita, Inc. 5.13%, 07/15/24	125,000	123,437
5.00%, 05/01/25	75,000	73,200
DJO Finco, Inc., 8.13%, 06/15/21(b)	50,000	43,250
Envision Healthcare Corp., 5.63%, 07/15/22	150,000	154,500
HCA, Inc. 7.50%, 02/15/22	200,000	227,500
5.88%, 03/15/22	25,000	27,156
5.00%, 03/15/24	50,000	52,062
5.38%, 02/01/25	115,000	117,300
5.25%, 06/15/26	125,000	130,313
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)	85,000	90,206
Team Health, Inc., 7.25%, 12/15/23(b)	35,000	40,075
Tenet Healthcare Corp. 6.00%, 10/01/20	125,000	131,875
7.50%, 01/01/22(b)	35,000	37,538
8.13%, 04/01/22	225,000	227,250
Universal Health Services, Inc., 5.00%, 06/01/26(b)	75,000	74,625

		1,756,996

Hotels, Restaurants & Leisure 4.8%
GLP Capital LP, 5.38%, 04/15/26	75,000	78,187
Greektown Holdings LLC, 8.88%, 03/15/19(b)	60,000	62,850
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24(b)	65,000	63,781
Hilton Grand Vacations Borrower LLC, 6.13%, 12/01/24(b)	75,000	78,375
Jack Ohio Finance LLC 6.75%, 11/15/21(b)	45,000	46,013
10.25%, 11/15/22(b)	40,000	42,400
Jacobs Entertainment, Inc., 7.88%, 02/01/24(b)	65,000	66,869
Landry’s, Inc., 6.75%, 10/15/24(b)	75,000	77,250
MGM Resorts International, 6.00%, 03/15/23	100,000	107,500
NCL Corp. Ltd., 4.75%, 12/15/21(b)	70,000	70,581
Penn National Gaming, Inc., 5.63%, 01/15/27(b)	120,000	120,152
Pinnacle Entertainment, Inc., 5.63%, 05/01/24(b)	90,000	91,299
Rivers Pittsburgh Borrower LP, 6.13%, 08/15/21(b)	40,000	41,100
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	75,000	91,125
Scientific Games International, Inc., 10.00%, 12/01/22	225,000	230,540
Speedway Motorsports, Inc., 5.13%, 02/01/23	50,000	50,381

		1,318,403

Household Durables 1.3%
Beazer Homes USA, Inc., 8.75%, 03/15/22(b)	60,000	65,250
CalAtlantic Group, Inc., 5.25%, 06/01/26	75,000	74,438
M/I Homes, Inc., 6.75%, 01/15/21	75,000	78,474
PulteGroup, Inc., 5.50%, 03/01/26	130,000	132,925

		351,087

Household Products 0.3%
Spectrum Brands, Inc., 6.63%, 11/15/22	75,000	79,500

Independent Power and Renewable Electricity Producers 2.1%
Calpine Corp. 6.00%, 01/15/22(b)	125,000	130,781
5.38%, 01/15/23	75,000	73,875
Dynegy, Inc. 6.75%, 11/01/19	125,000	128,281
7.38%, 11/01/22	75,000	74,063
NRG Energy, Inc., 6.25%, 07/15/22	175,000	180,250

		587,250

Insurance 1.0%
Hub Holdings LLC, 8.13%, 07/15/19 (b)(c)	50,000	50,250
HUB International Ltd., 7.88%, 10/01/21(b)	120,000	125,700
Lincoln National Corp., 7.00%, 06/15/40	20,000	25,558
USI, Inc., 7.75%, 01/15/21(b)	75,000	76,594

		278,102

Internet & Direct Marketing Retail 0.7%
Netflix, Inc. 5.88%, 02/15/25	125,000	135,625
4.38%, 11/15/26(b)	50,000	49,063

		184,688

IT Services 1.2%
Conduent Finance, Inc., 10.50%, 12/15/24(b)	55,000	61,944
First Data Corp., 7.00%, 12/01/23(b)	250,000	265,125

		327,069

Machinery 1.2%
Cloud Crane LLC, 10.13%, 08/01/24(b)	85,000	93,500
CNH Industrial Capital LLC, 3.88%, 10/15/21	35,000	34,779
Meritor, Inc., 6.25%, 02/15/24	100,000	100,520
SPX FLOW, Inc., 5.63%, 08/15/24(b)	50,000	51,000
Terex Corp., 5.63%, 02/01/25(b)	60,000	61,278

		341,077

Marine 0.2%
Teekay Offshore Partners LP, 6.00%, 07/30/19	75,000	67,500

Media 5.9%
Cablevision Systems Corp., 5.88%, 09/15/22	75,000	75,375
CBS Radio, Inc., 7.25%, 11/01/24(b)	70,000	72,931
Cinemark USA, Inc., 4.88%, 06/01/23	75,000	75,555

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 03/15/20	$100,000	$100,250
CSC Holdings LLC, 6.63%, 10/15/25(b)	200,000	218,250
DISH DBS Corp. 7.88%, 09/01/19	100,000	110,125
5.88%, 11/15/24	50,000	50,562
7.75%, 07/01/26	100,000	111,938
iHeartCommunications, Inc., 9.00%, 12/15/19	100,000	83,688
Lamar Media Corp., 5.38%, 01/15/24	125,000	130,313
McClatchy Co. (The), 9.00%, 12/15/22	150,000	159,750
Sirius XM Radio, Inc. 5.38%, 04/15/25(b)	125,000	127,187
5.38%, 07/15/26(b)	75,000	76,219
TEGNA, Inc., 6.38%, 10/15/23	150,000	158,625
Univision Communications, Inc., 5.13%, 05/15/23(b)	75,000	74,484

		1,625,252

Metals & Mining 4.9%
AK Steel Corp., 7.63%, 10/01/21	100,000	104,125
Alcoa Nederland Holding BV 6.75%, 09/30/24(b)	20,000	21,637
7.00%, 09/30/26(b)	20,000	21,900
Anglo American Capital plc 9.38%, 04/08/19(b)	50,000	56,812
4.45%, 09/27/20(b)	100,000	103,500
ArcelorMittal 10.85%, 06/01/19	50,000	58,687
8.00%, 10/15/39	50,000	55,625
Cliffs Natural Resources, Inc., 7.75%, 03/31/20(b)	25,000	25,766
First Quantum Minerals Ltd., 6.75%, 02/15/20(b)	75,000	76,922
FMG Resources August 2006 Pty. Ltd. 9.75%, 03/01/22(b)	35,000	40,600
6.88%, 04/01/22(b)	30,000	31,088
Freeport-McMoRan, Inc. 6.88%, 02/15/23(b)	25,000	26,063
4.55%, 11/14/24	40,000	37,500
Hecla Mining Co., 6.88%, 05/01/21	200,000	207,000
Hudbay Minerals, Inc. 7.25%, 01/15/23(b)	20,000	21,150
7.63%, 01/15/25(b)	30,000	32,100
Steel Dynamics, Inc. 5.13%, 10/01/21	50,000	51,750
5.25%, 04/15/23	125,000	130,156
Teck Resources Ltd. 8.00%, 06/01/21(b)	50,000	55,125
8.50%, 06/01/24(b)	35,000	40,731
6.25%, 07/15/41	165,000	169,538

		1,367,775

Multiline Retail 0.2%
Dollar Tree, Inc., 5.75%, 03/01/23	25,000	26,475
JC Penney Corp., Inc., 5.88%, 07/01/23(b)	25,000	25,350

		51,825

Multi-Utilities 0.3%
NRG Yield Operating LLC, 5.38%, 08/15/24	75,000	76,500

Oil, Gas & Consumable Fuels 10.1%
Antero Resources Corp., 5.00%, 03/01/25(b)	145,000	141,737
California Resources Corp., 8.00%, 12/15/22(b)	45,000	40,050
Calumet Specialty Products Partners LP, 6.50%, 04/15/21	105,000	90,825
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23	80,000	82,100
Cenovus Energy, Inc. 6.75%, 11/15/39	25,000	28,085
4.45%, 09/15/42	30,000	26,784
Chesapeake Energy Corp. 6.63%, 08/15/20	75,000	75,375
8.00%, 12/15/22(b)	110,000	117,425
8.00%, 01/15/25(b)	90,000	92,194
Continental Resources, Inc. 5.00%, 09/15/22	40,000	40,800
4.50%, 04/15/23	50,000	49,375
DCP Midstream Operating LP, 6.75%, 09/15/37(b)	25,000	26,000
Denbury Resources, Inc. 9.00%, 05/15/21(b)	15,000	16,387
5.50%, 05/01/22	30,000	25,725
Diamondback Energy, Inc., 4.75%, 11/01/24(b)	55,000	54,931
Energy Transfer Equity LP, 5.88%, 01/15/24	100,000	106,750
Genesis Energy LP, 5.63%, 06/15/24	150,000	151,125
Gulfport Energy Corp., 6.00%, 10/15/24(b)	85,000	86,594
Holly Energy Partners LP, 6.00%, 08/01/24(b)	33,000	34,567
MEG Energy Corp., 6.50%, 01/15/25(b)	70,000	70,700
Murphy Oil Corp., 4.70%, 12/01/22	45,000	44,184
Navios Maritime Acquisition Corp., 8.13%, 11/15/21(b)	125,000	113,438
Newfield Exploration Co. 5.75%, 01/30/22	50,000	53,250
5.63%, 07/01/24	80,000	84,200
NuStar Logistics LP, 4.75%, 02/01/22	25,000	25,063
Oasis Petroleum, Inc., 6.88%, 03/15/22	65,000	66,625
ONEOK, Inc., 7.50%, 09/01/23	25,000	29,062
PDC Energy, Inc., 6.13%, 09/15/24(b)	45,000	47,025
QEP Resources, Inc., 5.25%, 05/01/23	75,000	74,625
Range Resources Corp. 5.75%, 06/01/21(b)	75,000	78,562
5.00%, 03/15/23(b)	25,000	24,813
Rice Energy, Inc., 6.25%, 05/01/22	75,000	77,813
RSP Permian, Inc. 6.63%, 10/01/22	20,000	21,125
5.25%, 01/15/25(b)	75,000	76,688
Sanchez Energy Corp., 6.13%, 01/15/23	75,000	72,000
SM Energy Co., 6.13%, 11/15/22	100,000	103,250
Targa Resources Partners LP, 5.13%, 02/01/25(b)	50,000	51,750
Tesoro Corp., 5.13%, 12/15/26(b)	70,000	72,975
Tesoro Logistics LP, 6.38%, 05/01/24	75,000	81,469
Westmoreland Coal Co., 8.75%, 01/01/22(b)	80,000	72,800
Whiting Petroleum Corp., 5.75%, 03/15/21	40,000	40,400
Williams Cos., Inc. (The), 4.55%, 06/24/24	50,000	50,625
Series A, 7.50%, 01/15/31	20,000	23,300
WPX Energy, Inc. 7.50%, 08/01/20	25,000	27,125
6.00%, 01/15/22	25,000	26,000

		2,795,696

Paper & Forest Products 0.2%
Boise Cascade Co., 5.63%, 09/01/24(b)	50,000	50,875

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Personal Products 0.4%
Revlon Consumer Products Corp., 5.75%, 02/15/21		$100,000	$100,000

Pharmaceuticals 1.6%
Endo Finance LLC, 7.25%, 01/15/22(b)		50,000	45,250
Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/18(b)		210,000	207,113
7.00%, 10/01/20(b)		95,000	85,975
7.50%, 07/15/21(b)		130,000	112,937

			451,275

Real Estate Management & Development 0.5%
Crescent Communities LLC, 8.88%, 10/15/21(b)		100,000	103,750
Realogy Group LLC, 5.25%, 12/01/21(b)		35,000	36,050

			139,800

Road & Rail 1.0%
Ashtead Capital, Inc., 5.63%, 10/01/24(b)		200,000	210,000
Avis Budget Car Rental LLC, 5.50%, 04/01/23		75,000	72,750

			282,750

Semiconductors & Semiconductor Equipment 0.6%
Qorvo, Inc., 6.75%, 12/01/23		150,000	163,493

Software 1.0%
BMC Software Finance, Inc., 8.13%, 07/15/21(b)		75,000	72,375
Infor US, Inc. 5.75%, 05/15/22	EUR	100,000	108,716
6.50%, 05/15/22		$100,000	102,625

			283,716

Specialty Retail 0.4%
CST Brands, Inc., 5.00%, 05/01/23		25,000	25,906
Party City Holdings, Inc., 6.13%, 08/15/23(b)		75,000	76,500

			102,406

Technology Hardware, Storage & Peripherals 0.5%
NCR Corp., 6.38%, 12/15/23		125,000	132,813

Thrifts & Mortgage Finance 1.0%
Provident Funding Associates LP, 6.75%, 06/15/21(b)		75,000	75,750
Quicken Loans, Inc., 5.75%, 05/01/25(b)		210,000	202,125

			277,875

Trading Companies & Distributors 0.2%
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		60,000	64,350

Wireless Telecommunication Services 2.6%
Sprint Communications, Inc., 9.00%, 11/15/18(b)		50,000	54,750
Sprint Corp. 7.25%, 09/15/21		175,000	187,512
7.88%, 09/15/23		125,000	136,563
7.63%, 02/15/25		125,000	133,984
T-Mobile USA, Inc. 6.63%, 04/01/23		100,000	106,270
6.38%, 03/01/25		100,000	108,125

			727,204

Total Corporate Bonds (cost $25,872,031)			26,556,055

Common Stock 0.0%†

	Shares		Market Value

Hotels, Restaurants & Leisure 0.0%†
American Restaurant Group, Inc*(e)(f)		972	$0

Total Common Stock (cost $—)			0

Preferred Stock 0.0%†

	Shares		Market Value

Diversified Financial Services 0.0%†
SquareTwo, 0.00%* (e)(f)		355	0

Total Preferred Stock (cost $12,425)			0

Warrants 0.0%†

	Number of Warrants		Market Value

Aerospace & Defense 0.0%†
Sabreliner Corp., expiring 06/08/18*(e)(f)		8,400	0

Total Warrants (cost $—)			0

Total Investments (cost $26,063,526) (h) — 96.7%			26,757,226
Other assets in excess of liabilities — 3.3%			921,803

NET ASSETS — 100.0%			$27,679,029

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2017. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2017 was $12,744,221 which represents 46.04% of net assets.
(c)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2017. The maturity date reflects the next call date.
(e)	Fair valued security.
(f)	Illiquid security.
(g)	Security in default.
(h)	At January 31, 2017, the tax basis cost of the Fund’s investments was $26,072,331, tax unrealized appreciation and depreciation were $903,642 and $(218,747), respectively.
†	Amount rounds to less than 0.1%.

AG	Stock Corporation
BV	Private Limited Liability Company
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Currency:

EUR         Euro

At January 31, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro	JPMorgan Chase Bank	02/09/17	(400,000)	$(416,528)	$(431,900)	$(15,372)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commercial Mortgage-Backed Securities	$—	$201,171	$—	$201,171
Common Stock	—	—	—	—
Corporate Bonds
Aerospace & Defense	—	442,690	—	442,690
Auto Components	—	473,681	—	473,681
Banks	—	998,625	—	998,625
Building Products	—	316,740	—	316,740
Capital Markets	—	702,084	—	702,084
Chemicals	—	747,486	—	747,486
Commercial Services & Supplies	—	724,025	—	724,025
Communications Equipment	—	922,145	—	922,145
Computers & Peripherals	—	245,347	—	245,347
Construction & Engineering	—	161,625	—	161,625
Construction Materials	—	208,000	—	208,000
Consumer Finance	—	567,632	—	567,632
Containers & Packaging	—	738,068	—	738,068
Diversified Financial Services	—	155,410	—	155,410
Diversified Telecommunication Services	—	2,142,022	—	2,142,022
Electrical Equipment	—	69,658	—	69,658
Electronic Equipment, Instruments & Components	—	221,150	—	221,150

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Energy Equipment & Services	$—	$980,629	$—	$980,629
Equity Real Estate Investment Trusts (REITs)	—	567,297	—	567,297
Food & Staples Retailing	—	352,693	—	352,693
Food Products	—	169,280	—	169,280
Gas Utilities	—	581,619	—	581,619
Health Care Equipment & Supplies	—	82,872	—	82,872
Health Care Providers & Services	—	1,756,996	—	1,756,996
Hotels, Restaurants & Leisure	—	1,318,403	—	1,318,403
Household Durables	—	351,087	—	351,087
Household Products	—	79,500	—	79,500
Independent Power and Renewable Electricity Producers	—	587,250	—	587,250
Insurance	—	278,102	—	278,102
Internet & Direct Marketing Retail	—	184,688	—	184,688
IT Services	—	327,069	—	327,069
Machinery	—	341,077	—	341,077
Marine	—	67,500	—	67,500
Media	—	1,625,252	—	1,625,252
Metals & Mining	—	1,367,775	—	1,367,775
Multiline Retail	—	51,825	—	51,825
Multi-Utilities	—	76,500	—	76,500
Oil, Gas & Consumable Fuels	—	2,795,696	—	2,795,696
Paper & Forest Products	—	50,875	—	50,875
Personal Products	—	100,000	—	100,000
Pharmaceuticals	—	451,275	—	451,275
Real Estate Management & Development	—	139,800	—	139,800
Road & Rail	—	282,750	—	282,750
Semiconductors & Semiconductor Equipment	—	163,493	—	163,493
Software	—	283,716	—	283,716
Specialty Retail	—	102,406	—	102,406
Technology Hardware, Storage & Peripherals	—	132,813	—	132,813
Thrifts & Mortgage Finance	—	277,875	—	277,875
Trading Companies & Distributors	—	64,350	—	64,350
Wireless Telecommunication Services	—	727,204	—	727,204

Total Corporate Bonds	$—	$26,556,055	$—	$26,556,055

Preferred Stock	—	—	—	—
Warrants	—	—	—	—

Total Assets	$—	$26,757,226	$—	$26,757,226

Liabilities:
Forward Foreign Currency Contract	—	(15,372)	—	(15,372)

Total Liabilities	$—	$(15,372)	$—	$(15,372)

Total	$—	$26,741,854	$—	$26,741,854

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended January 31, 2017, High Yield Bond held one common stock, one corporate bond, one preferred stock and one warrant investment that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2017

Liabilities:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation from forward foreign currency contracts	$(15,372)

Total		$(15,372)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide HighMark Bond Fund

Asset-Backed Securities 8.1%

	Principal Amount	Market Value
Airlines 1.0%
Continental Airlines Pass Through Trust Series 1998-1, Class B, 6.75%, 03/15/17	$413,627	$415,447
Series 2010-1, Class A, 4.75%, 01/12/21	1,952,063	2,059,426
Delta Air Lines Pass Through Trust, Series A, Class A, 5.30%, 04/15/19	1,724,593	1,819,445
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	902,156	931,476

		5,225,794

Automobiles 3.4%
Ally Auto Receivables Trust, Series 2015-2, Class A3, 1.49%, 11/15/19	5,650,000	5,657,954
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, 05/20/18(a)	3,113,333	3,120,139
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 03/20/20(a)	1,157,329	1,156,294
Ford Credit Auto Owner Trust, Series 2015-C, Class A3, 1.41%, 02/15/20	4,175,000	4,176,187
Toyota Auto Receivables Owner Trust, Series 2016-D, Class A3, 1.23%, 10/15/20	4,600,000	4,567,492

		18,678,066

Credit Card 3.3%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, 06/15/20	8,000,000	8,012,405
Chase Issuance Trust, Series 2014-A6, Class A6, 1.26%, 07/15/19	10,000,000	10,005,596

		18,018,001

Other 0.4%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	674,119	673,488
CAL Funding II Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27(a)	1,150,000	1,113,337
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1, 0.90%, 04/15/18	578,681	578,414

		2,365,239

Total Asset-Backed Securities (cost $44,162,373)		44,287,100

Collateralized Mortgage Obligations 0.4%

	Principal Amount	Market Value
FHLMC REMICS, Series 1666, Class J, 6.25%, 01/15/24	438,225	476,624
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	143,997	143,678
Sequoia Mortgage Trust Series 2012-1, Class 2A1, 3.47%, 01/25/42(b)	236,770	240,730
Series 2013-1, Class 1A1, 1.45%, 02/25/43(b)	1,338,137	1,304,096
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 3.00%, 12/25/33(b)	286,598	287,234

Total Collateralized Mortgage Obligations (cost $2,442,680)		2,452,362

Commercial Mortgage-Backed Securities 0.6%

	Principal Amount	Market Value
COMM Mortgage Trust, Series 2013-CR8, Class A1, 1.02%, 06/10/46	1,509,827	1,505,204
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A1, 1.27%, 04/15/47	608,018	607,465
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A1, 1.28%, 05/15/47	1,313,614	1,310,059

Total Commercial Mortgage-Backed Securities (cost $3,430,560)		3,422,728

Corporate Bonds 43.7%

	Principal Amount	Market Value
Automobiles 2.8%
Daimler Finance North America LLC, 1.75%, 10/30/19(a)	3,750,000	3,701,812
Ford Motor Co., 7.45%, 07/16/31	5,100,000	6,384,991
General Motors Co., 3.50%, 10/02/18	5,000,000	5,107,270

		15,194,073

Banks 12.4%
Bank of America Corp., 4.00%, 04/01/24	7,500,000	7,700,002
Bank of Montreal, 2.38%, 01/25/19	4,150,000	4,191,093
Capital One Bank USA NA, 3.38%, 02/15/23	8,500,000	8,501,640
Citigroup, Inc., 3.20%, 10/21/26	8,500,000	8,051,481
Cooperatieve Rabobank UA, 1.38%, 08/09/19	3,250,000	3,200,275
Fifth Third Bank, 1.45%, 02/28/18	5,000,000	5,001,905
First Republic Bank, 2.38%, 06/17/19	2,850,000	2,846,326
HSBC Holdings plc, 3.40%, 03/08/21	2,650,000	2,700,292
JPMorgan Chase & Co., 3.20%, 01/25/23	7,500,000	7,564,583
KeyBank NA, 2.25%, 03/16/20	2,000,000	1,996,504
PNC Bank NA, 2.15%, 04/29/21	5,500,000	5,426,449

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Toronto-Dominion Bank (The), 1.45%, 08/13/19	$1,150,000	$1,134,788
Wells Fargo & Co., 3.00%, 10/23/26	10,000,000	9,478,860

		67,794,198

Beverages 1.0%
Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26	5,500,000	5,515,758

Biotechnology 0.8%
Gilead Sciences, Inc., 2.95%, 03/01/27	4,500,000	4,277,894

Capital Markets 1.1%
Bank of New York Mellon Corp. (The), 2.05%, 05/03/21	3,550,000	3,484,982
2.60%, 02/07/22	2,100,000	2,094,624
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13*	4,000,000	238,000

		5,817,606

Chemicals 1.4%
Dow Chemical Co. (The), 8.55%, 05/15/19	3,750,000	4,286,955
4.38%, 11/15/42	3,500,000	3,449,481

		7,736,436

Communications Equipment 0.0%†
TCI Communications, Inc., 7.13%, 02/15/28	125,000	165,093

Consumer Finance 1.2%
American Express Co., 7.00%, 03/19/18	6,150,000	6,507,174

Diversified Telecommunication Services 2.5%
AT&T, Inc., 4.45%, 04/01/24	3,000,000	3,117,750
4.13%, 02/17/26	3,850,000	3,857,700
Verizon Communications, Inc., 6.55%, 09/15/43	5,250,000	6,475,255

		13,450,705

Electric Utilities 0.5%
Oklahoma Gas & Electric Co., 6.65%, 07/15/27	2,500,000	2,953,625

Energy Equipment & Services 1.6%
Ensco plc, 4.50%, 10/01/24	3,345,000	2,993,775
Halliburton Co., 3.80%, 11/15/25	5,500,000	5,594,155

		8,587,930

Equity Real Estate Investment Trusts (REITs) 1.3%
Boston Properties LP, 4.13%, 05/15/21	5,000,000	5,278,470
ERP Operating LP, 2.38%, 07/01/19	2,000,000	2,019,360

		7,297,830

Food & Staples Retailing 1.9%
CVS Health Corp., 2.75%, 12/01/22	5,000,000	4,939,695
Walgreen Co., 3.10%, 09/15/22	5,500,000	5,496,216

		10,435,911

Health Care Equipment & Supplies 0.5%
Becton Dickinson and Co., 2.68%, 12/15/19	2,500,000	2,539,092

Health Care Providers & Services 1.4%
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	4,450,000	4,401,704
Quest Diagnostics, Inc., 3.50%, 03/30/25	3,500,000	3,476,113

		7,877,817

Industrial Conglomerates 0.5%
Honeywell International, Inc., 1.40%, 10/30/19	2,500,000	2,481,180

Insurance 0.6%
American International Group, Inc., 2.30%, 07/16/19	3,000,000	3,019,377

Media 1.6%
21st Century Fox America, Inc., 7.75%, 02/01/24	1,000,000	1,205,201
Cox Communications, Inc., 3.35%, 09/15/26(a)	2,550,000	2,427,875
Time Warner Cable LLC, 8.25%, 04/01/19	2,000,000	2,240,764
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	2,500,000	3,137,790

		9,011,630

Metals & Mining 0.6%
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75(a)(b)	2,700,000	3,061,800

Multiline Retail 0.9%
Macy’s Retail Holdings, Inc., 4.38%, 09/01/23	5,000,000	5,018,970

Oil, Gas & Consumable Fuels 5.3%
Canadian Oil Sands Ltd., 7.75%, 05/15/19(a)	3,500,000	3,865,127
Cimarex Energy Co., 5.88%, 05/01/22	2,260,000	2,346,187
Enbridge Energy Partners LP, 4.38%, 10/15/20	2,750,000	2,904,707
Enterprise Products Operating LLC, 4.85%, 03/15/44	4,135,000	4,215,885
Kinder Morgan, Inc., 7.80%, 08/01/31	5,500,000	6,886,522
Petro-Canada, 6.80%, 05/15/38	1,400,000	1,832,772
Transcontinental Gas Pipe Line Co. LLC, 6.05%, 06/15/18	2,500,000	2,620,565
7.25%, 12/01/26	1,200,000	1,467,145
Williams Partners LP, 6.13%, 07/15/22	1,400,000	1,445,509
4.88%, 05/15/23	1,350,000	1,392,414

		28,976,833

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Paper & Forest Products 1.5%
Georgia-Pacific LLC, 8.00%, 01/15/24	$6,500,000	$8,244,184

Technology Hardware, Storage & Peripherals 1.3%
Hewlett Packard Enterprise Co., 2.85%, 10/05/18	4,000,000	4,051,532
HP, Inc., 4.38%, 09/15/21	2,750,000	2,902,383

		6,953,915

Trading Companies & Distributors 1.0%
Air Lease Corp., 2.63%, 09/04/18	2,400,000	2,421,926
United Rentals North America, Inc., 4.63%, 07/15/23	3,200,000	3,268,000

		5,689,926

Total Corporate Bonds (cost $238,850,739)		238,608,957

Foreign Government Security 0.2%
	Principal Amount	Market Value
CANADA 0.2%
Province of Saskatchewan Canada, 9.38%, 12/15/20	1,000,000	1,246,772

Total Foreign Government Security (cost $1,016,010)		1,246,772

Mortgage-Backed Securities 21.1%

	Principal Amount	Market Value
FHLMC Gold Pool
Pool# E01136 5.50%, 03/01/17	721	721
Pool# G11401 6.00%, 09/01/17	15,426	15,532
Pool# E01252 6.00%, 11/01/17	8,995	9,080
Pool# B14038 4.50%, 05/01/19	51,110	52,464
Pool# B15759 4.50%, 07/01/19	218,951	224,650
Pool# G11678 4.50%, 04/01/20	30,709	31,740
Pool# G11769 5.00%, 10/01/20	63,981	66,584
Pool# G13201 4.50%, 07/01/23	257,817	272,046
Pool# J15482 4.00%, 05/01/26	831,208	867,208
Pool# J20465 2.50%, 09/01/27	3,091,640	3,127,517
Pool# J23807 3.00%, 05/01/28	3,154,204	3,242,544
Pool# V60563 3.00%, 06/01/29	11,932,608	12,269,745
Pool# V60796 2.50%, 05/01/30	4,066,240	4,069,475
FHLMC Non Gold Pool
Pool# 848191 2.79%, 12/01/34(b)	837,912	885,062
Pool# 848134 2.99%, 06/01/39(b)	174,252	185,312
FNMA Pool
Pool# 555170 6.00%, 11/01/17	3,322	3,338
Pool# 254546 5.50%, 12/01/17	37,254	37,710
Pool# 555872 5.00%, 11/01/18	16,468	16,923
Pool# 735521 5.50%, 03/01/20	465,861	481,949
Pool# 292234 8.00%, 08/01/24	1,172	1,176
Pool# 931892 4.50%, 09/01/24	683,685	721,445
Pool# 293495 8.00%, 09/01/24	244	247
Pool# AD6156 4.00%, 05/01/25	208,047	216,488
Pool# 303300 8.50%, 05/01/25	6,155	6,875
Pool# AE3066 3.50%, 09/01/25	1,431,580	1,492,506
Pool# AE0552 5.00%, 09/01/25	721,655	770,178
Pool# AE5487 3.50%, 10/01/25	634,083	661,071
Pool# 342718 6.50%, 05/01/26	44,559	50,407
Pool# AJ4093 3.50%, 10/01/26	1,816,680	1,894,092
Pool# 250764 7.50%, 12/01/26	50,587	57,035
Pool# AB5710 2.50%, 07/01/27	3,459,847	3,498,383
Pool# AP9771 3.00%, 10/01/27	935,526	963,121
Pool# 251497 6.00%, 12/01/27	383	432
Pool# 402854 6.00%, 12/01/27	8,562	9,666
Pool# 415652 6.50%, 03/01/28	4,312	4,878
Pool# 421427 6.50%, 04/01/28	46,564	52,676
Pool# AT7857 2.50%, 06/01/28	5,647,936	5,710,879
Pool# 432037 6.00%, 07/01/28	61,026	68,899
Pool# 437979 6.00%, 08/01/28	12,521	14,137
Pool# 446099 6.00%, 10/01/28	9,015	10,178
Pool# 440738 6.00%, 12/01/28	69,035	78,612
Pool# 450653 6.00%, 12/01/28	69,957	78,982
Pool# 453865 6.00%, 12/01/28	42,863	48,392
Pool# 252212 6.50%, 01/01/29	121,495	138,009
Pool# 484939 6.50%, 06/01/29	11,268	12,747

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# 504076 6.50%, 06/01/29	$51,852	$59,102
Pool# 252570 6.50%, 07/01/29	53,406	60,415
Pool# 506638 6.50%, 08/01/29	21,240	24,028
Pool# AS4320 3.00%, 01/01/30	3,062,189	3,146,240
Pool# AS4929 2.50%, 05/01/30	4,594,061	4,599,764
Pool# AL6825 3.00%, 05/01/30	9,748,608	10,014,142
Pool# 535300 6.50%, 05/01/30	62,416	71,561
Pool# 539932 7.00%, 05/01/30	7,283	7,345
Pool# 524343 8.00%, 06/01/30	4,321	4,511
Pool# AP6360 3.00%, 09/01/32	1,740,927	1,769,783
Pool# AL4052 3.50%, 08/01/33	2,029,753	2,110,469
Pool# 725027 5.00%, 11/01/33	889,529	973,701
Pool# 725205 5.00%, 03/01/34	299,507	326,913
Pool# 829431 2.64%, 01/01/36(b)	1,744,492	1,827,975
Pool# AB8610 3.00%, 03/01/43	4,008,709	3,988,466
Pool# 890564 3.00%, 06/01/43	8,529,529	8,486,443
Pool# AL5080 3.00%, 06/01/43	11,073,283	11,017,359
Pool# AL8256 3.00%, 08/01/43	7,052,115	7,016,482
Pool# AL7259 3.00%, 09/01/43	8,603,510	8,560,060
Pool# AS4786 3.00%, 04/01/45	8,183,808	8,119,471
GNMA I Pool
Pool# 348637 7.50%, 05/15/23	16,262	17,497
Pool# 354696 6.50%, 12/15/23	9,397	10,704
Pool# 369270 6.50%, 12/15/23	2,667	3,038
Pool# 359986 7.50%, 01/15/24	731	734
Pool# 362734 7.50%, 01/15/24	358	365
Pool# 368677 7.50%, 01/15/24	14,153	15,322
Pool# 371909 6.50%, 02/15/24	26,681	30,390
Pool# 392055 7.00%, 04/15/24	7,794	7,817
Pool# 442138 8.00%, 11/15/26	57,550	64,766
Pool# 439463 8.00%, 12/15/26	18,054	19,726
Pool# 399109 7.50%, 02/15/27	11,964	13,224
Pool# 435777 7.50%, 02/15/27	3,451	3,502
Pool# 445661 7.50%, 07/15/27	9,166	9,823
Pool# 443887 7.50%, 08/15/27	6,048	6,215
Pool# 450591 7.50%, 08/15/27	881	918
Pool# 453295 7.50%, 08/15/27	481	507
Pool# 455381 7.50%, 08/15/27	6,230	6,876
Pool# 446699 6.00%, 08/15/28	31,987	36,315
Pool# 460906 6.00%, 09/15/28	12,702	14,359
Pool# 482748 6.00%, 09/15/28	39,591	44,754
Pool# 476969 6.50%, 01/15/29	34,485	39,280
Pool# 781029 6.50%, 05/15/29	147,604	170,835
Pool# 503106 6.50%, 06/15/29	13,099	14,920

Total Mortgage-Backed Securities (cost $116,781,665)		115,137,228

Municipal Bonds 3.9%

	Principal Amount	Market Value
California 2.6%
California State, GO, 6.20%, 10/01/19	4,000,000	4,472,240
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	2,900,000	4,024,823
Metropolitan Water District of Southern California, RB, Series A, 6.95%, 07/01/40	5,000,000	5,755,600

		14,252,663

New Jersey 1.3%
New Jersey State Turnpike Authority, RB, Series A, 7.10%, 01/01/41	4,900,000	6,849,514

Total Municipal Bonds (cost $19,064,296)		21,102,177

U.S. Treasury Obligations 19.4%

	Principal Amount	Market Value
U.S. Treasury Bonds 4.75%, 02/15/37	10,250,000	13,324,601
4.38%, 05/15/40	6,350,000	7,845,228
U.S. Treasury Notes 1.50%, 11/30/19	22,250,000	22,286,512
2.38%, 12/31/20	17,500,000	17,929,292
2.13%, 08/15/21	18,000,000	18,198,288
1.63%, 04/30/23	11,000,000	10,650,233
2.00%, 02/15/25	10,000,000	9,732,420
1.63%, 02/15/26	3,000,000	2,801,952

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

U.S. Treasury Obligations (continued)

	Principal Amount	Market Value
U.S. Treasury Notes (continued) 1.63%, 05/15/26	$1,000,000	$931,914
1.50%, 08/15/26	2,250,000	2,068,594

Total U.S. Treasury Obligations (cost $108,765,594)		105,769,034

Total Investments (cost $534,513,917) (c) — 97.4%		532,026,358
Other assets in excess of liabilities — 2.6%		14,043,882

NET ASSETS — 100.0%		$546,070,240

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2017 was $18,446,384 which represents 3.38% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2017. The maturity date represents the actual maturity date.
(c)	At January 31, 2017, the tax basis cost of the Fund’s investments was $534,520,565, tax unrealized appreciation and depreciation were $8,162,538 and $(10,656,745), respectively.
†	Amount rounds to less than 0.1%.

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
plc	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2017, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund

Municipal Bonds 94.5%

	Principal Amount	Market Value
California 94.5%
Alhambra, Unified School District, Refunding, GO Series A, 5.00%, 08/01/20	$495,000	$555,266
Series A, 5.00%, 08/01/21	475,000	545,181
Alum Rock Union Elementary School District, Election 2012, GO, Series C, 5.00%, 08/01/29	595,000	698,447
Anaheim, Union High School District, California 2015, Refunding, GO, 5.00%, 08/01/24	2,000,000	2,403,860
Atascadero, Unified School District, Election 2010, GO, AGM Insured, Series A, 5.25%, 08/01/25	345,000	387,777
Banning Unified School District, GO, AGM Insured, 5.00%, 08/01/28	500,000	588,235
Banning, Utility Authority Water Enterprise and Improvement Projects, Refunding, RB, AGM Insured, 5.00%, 11/01/23	500,000	587,060
Bay Area Toll Authority, San Francisco Bay Area, Refunding, RB, Series F-1, 5.00%, 04/01/24	740,000	848,055
Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Prepayment Program, RB, Series A, 4.00%, 10/01/19	880,000	943,862
Burlingame Financing Authority, Storm Drainage, RB 5.00%, 07/01/27	305,000	358,546
5.00%, 07/01/28	400,000	466,804
California Educational Facilities Authority, Pepperdine University, Refunding, RB, Series 2012, 5.00%, 09/01/24	455,000	527,195
California Educational Facilities Authority, Santa Clara University, Unrefunded, RB 5.25%, 04/01/23	15,000	15,671
5.25%, 04/01/24	45,000	47,001
California Health Facilities Financing Authority, Refunding, RB 5.00%, 11/15/23	500,000	590,810
5.00%, 11/15/28	4,000,000	4,700,840
California State, Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, RB, Series H, 5.00%, 12/01/27	3,660,000	4,304,123
California State, Public Works Board, Lease Revenue, Regents of the University of California, ETM, RB, Series G, 5.00%, 12/01/21	1,000,000	1,159,190
California State, University, Statewide, RB, Series A, 5.00%, 11/01/23	300,000	356,169
California State, University, Systemwide, Prerefunded, RB, Series A, 5.25%, 11/01/22	255,000	278,134
California State, University, Systemwide, Refunding, RB Series A, 5.00%, 11/01/25	1,000,000	1,097,670
Series A, 5.00%, 11/01/26	1,500,000	1,644,525
Campbell, Unified High School District, Refunding, GO, 5.25%, 08/01/25	695,000	764,180
Cerritos, Community College District, Election 2004, Prerefunded Balance, GO Series C, 5.25%, 08/01/24	450,000	494,559
Series C, 5.25%, 08/01/25	750,000	824,265
Chaffey, Community College District, Election 2002, GO, Series E, 5.00%, 06/01/23	1,000,000	1,162,670
Chino Valley, Unified School District, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	975,000	1,137,045
Citrus, Community College District, Refunding, GO, Series A, 5.00%, 08/01/23	500,000	593,630
Desert Sands, Unified School District, Election 2001, Prerefunded, GO 5.25%, 08/01/20	610,000	648,924
5.25%, 08/01/22	825,000	877,643
Dinuba, Unified School District, GO, BAM Insured, 5.00%, 08/01/27	800,000	948,800
El Camino, Community College District, Refunding, GO, 5.00%, 08/01/21	1,250,000	1,437,612
Fallbrook, Union Elementary School District, San Diego County, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	720,000	839,664
Franklin-Mckinley, School District, Refunding, GO, BAM Insured, 5.00%, 08/01/24	500,000	591,820
Fruitvale, School District, Refunding, GO, 5.00%, 08/01/25	400,000	486,112
Garden Grove California Agency for Community Development, Tax Allocation Bonds, 5.00%, 10/01/25	500,000	596,200
Gavilan, Joint Community College District, Refunding, GO, 5.00%, 08/01/21	1,000,000	1,148,220
Hawthorne city Subordinate Tax Allocation, Successor Agency to the Community Redevelopment Agency, Refunding, Tax Allocation, AGM Insured, 5.00%, 09/01/29	500,000	575,575
Imperial, Irrigation District, Electric Revenue, Refunding, RB Series B, 5.00%, 11/01/26	2,600,000	2,942,056
Series C, 5.00%, 11/01/27	200,000	240,292
Series C, 5.00%, 11/01/28	555,000	660,505
Series C, 5.00%, 11/01/32	500,000	578,480
Kern Country Water Agency, Improvement District No 4, Refunding, RB, Series A, 5.00%, 05/01/29	1,555,000	1,816,862
Kern, High School District, Refunding, GO 4.00%, 08/01/18	455,000	475,016
4.00%, 08/01/19	740,000	790,216
5.00%, 08/01/22	885,000	1,033,981
Lincoln, Unified School District, Election 2012, GO, Series C, 5.00%, 08/01/24	250,000	300,482
Live Oak School District, Santa Cruz County, GO 5.00%, 08/01/25	550,000	657,657
5.00%, 08/01/30	885,000	1,032,627

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Lodi, Unified School District, Refunding, GO, BAM Insured, 5.00%, 08/01/27	$450,000	$536,256
Lompoc, Unified School District, GO, 5.00%, 06/01/23	345,000	408,570
Long Beach, Harbor Revenue, Refunding, RB, Series B, 5.00%, 05/15/24	1,845,000	2,053,411
Long Beach, Unified School District, Election 2008, Prerefunded, GO, Series B, 5.25%, 08/01/24	940,000	1,033,812
Long Beach, Unified School District, Election 2008, Unrefunded Balance, GO Series B, 5.25%, 08/01/24	60,000	65,705
Series A, 5.25%, 08/01/25	100,000	109,508
Los Angeles Country Public Works Financing Authority, RB Series D, 5.00%, 12/01/23	400,000	474,332
Series D, 5.00%, 12/01/28	1,430,000	1,685,040
Series D, 5.00%, 12/01/32	1,000,000	1,153,310
Los Angeles Municipal Improvement Corp., Refunding, RB, Series B, 5.00%, 11/01/29	2,000,000	2,345,100
Los Angeles, Airport Department Revenue, Los Angeles International Airport, RB, Series D, 5.00%, 05/15/24	1,130,000	1,251,113
Los Angeles, Airport Department Revenue, Los Angeles International Airport, Refunding, RB Series A, 5.25%, 05/15/22	500,000	543,360
Series A, 5.00%, 05/15/23	1,000,000	1,107,860
Los Angeles, GO, Series A, 5.00%, 09/01/24	975,000	1,124,789
Los Angeles, Harbor Department Revenue, RB Series A, 5.00%, 08/01/20	2,090,000	2,272,143
Series A, 5.25%, 08/01/21	350,000	382,554
Los Angeles, Unified School District, Refunding, GO, Series C, 5.00%, 07/01/24	1,280,000	1,541,504
Los Angeles, Waste Water System Revenue, Senior Lien, Refunding, RB, Series B, 5.00%, 06/01/24	1,535,000	1,761,244
Los Angeles, Water & Power Department Revenue, Power System, Refunding, RB Series A, 5.00%, 07/01/22	2,380,000	2,700,297
Manteca, Sewer Revenue, Refunding, RB, 5.00%, 12/01/22	1,580,000	1,824,710
Merced, Community College District, Refunding, GO, 5.00%, 08/01/25	1,000,000	1,191,990
Milpitas Redevelopment Agency, Refunding, Tax Allocation, 5.00%, 09/01/27	1,055,000	1,228,632
Modesto, Irrigation District, Capital Improvements, COP, Series A, 5.50%, 10/01/25	1,500,000	1,621,215
Modesto, Irrigation District, Electric Revenue, Refunding, RB Series A, 5.00%, 07/01/20	535,000	596,562
Series A, 5.00%, 07/01/21	750,000	852,818
Series A, 5.00%, 07/01/22	1,575,000	1,786,633
Mount Diablo, Unified School District, Refunding, GO, 5.00%, 08/01/26	300,000	339,354
Northern California Transmission Agency, Refunding, RB, Series A, 5.00%, 05/01/22	665,000	721,492
Oak Grove, School District, Refunding, GO, 5.00%, 08/01/23	500,000	595,315
Ohlone, Community College District, Refunding, GO, 5.00%, 08/01/22	720,000	843,264
Ontario-Montclair School District, GO, AGM Insured Series A, 5.00%, 08/01/25	255,000	305,834
Series A, 4.00%, 08/01/27	365,000	401,610
Oxnard, School District, Election 2012, GO, AGM Insured, Series D, 5.25%, 08/01/26	250,000	299,760
Pajaro Valley, Unified School District, Refunding, GO, Series A, 4.00%, 08/01/19	500,000	533,930
Palm Springs Financing Authority Lease, Refunding, RB, 5.00%, 11/01/25	260,000	307,536
Paramount, Unified School District, Refunding, GO, BAM Insured 5.00%, 08/01/22	500,000	577,995
5.00%, 08/01/25	1,000,000	1,190,520
Peralta, Community College District, Refunding, GO, 5.00%, 08/01/20	2,240,000	2,514,355
Perris, Unified High School District, Refunding, GO, BAM Insured, 5.00%, 09/01/24	1,000,000	1,182,550
Placentia-Yorba Linda, Unified School District, Refunding, GO, 5.00%, 08/01/24	500,000	600,965
Pomona Unified School District, GO, AGM Insured, 5.00%, 08/01/27	1,700,000	2,004,487
Port of Oakland, Intermediate Lien, Refunding, RB, NATL-RE Insured, Series B, 5.00%, 11/01/18	1,970,000	2,028,076
Redding, Electric System Revenue, Refunding, COP, AGM Insured Series A, 5.25%, 06/01/19	475,000	499,923
Series A, 5.00%, 06/01/22	1,525,000	1,598,749
Series A, 5.00%, 06/01/24	1,160,000	1,215,309
Sacramento Area Flood Control Agency, RB, Series A, 5.00%, 10/01/26	500,000	610,580
Sacramento, Municipal Utility District Electric, RB, AGM Insured Series U, 5.00%, 08/15/23	1,690,000	1,788,432
Series U, 5.00%, 08/15/24	595,000	629,548
Sacramento, Municipal Utility District, Electric Revenue, Refunding, RB Series X, 5.00%, 08/15/18	1,000,000	1,060,860
Series D, 5.00%, 08/15/26	465,000	570,039
San Bernardino, Community College District, Election 2002, Prerefunded Balance, GO, Series A, 6.25%, 08/01/24	1,055,000	1,137,828
San Bernardino, Community College District, Refunding, GO Series A, 4.00%, 08/01/18	405,000	422,816
Series A, 5.00%, 08/01/20	1,000,000	1,121,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
San Diego, Community College District, Refunding, GO 5.00%, 08/01/20	$560,000	$630,017
5.00%, 08/01/21	400,000	460,980
5.00%, 08/01/24	1,000,000	1,159,100
San Diego, Public Facilities Financing Authority, Sewer Revenue, Refunding, RB Series B, 5.50%, 05/15/23	3,750,000	4,120,612
Series A, 5.25%, 05/15/26	1,675,000	1,887,926
San Diego, Public Facilities Financing Authority, Water Revenue, Refunding, RB, Series B, 5.00%, 08/01/21	1,000,000	1,093,660
San Diego, Successor Agency to the Redevelopment Agency, Refunding, Tax Allocation Series A, 5.00%, 09/01/27	1,100,000	1,315,292
Series A, 5.00%, 09/01/29	500,000	586,730
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, NATL Insured, 5.25%, 05/01/19	2,150,000	2,336,835
San Francisco City & County, Earthquake Safety, Prerefunded Balance, GO, Series E, 5.00%, 06/15/26	1,000,000	1,120,510
San Francisco City & County, General Hospital Improvement, Prerefunded Balance, GO, Series A, 5.25%, 06/15/24	250,000	273,727
San Francisco City & County, Public Utilities Commission, Water Revenue, Refunding, RB Series A, 5.00%, 11/01/22	250,000	294,400
Series A, 5.00%, 11/01/26	1,075,000	1,285,829
San Francisco City & County, Refunding, GO, Series R1, 5.00%, 06/15/24	755,000	867,057
San Francisco, Bay Area Rapid Transit, District Sales Tax Revenue, Refunding, RB, Series A, 5.00%, 07/01/23	500,000	576,085
San Leandro, Unified School District, Refunding, GO, AGM Insured Series B, 5.00%, 08/01/24	1,000,000	1,170,870
Series A, 5.00%, 08/01/25	500,000	595,260
San Mateo Union High School District, Election 2006, GO Series 2013-A, 5.00%, 09/01/20	400,000	450,396
Series 2013-A, 5.00%, 09/01/22	1,000,000	1,173,110
San Mateo, Flood Control District, Refunding, RB, 5.00%, 08/01/25	610,000	741,321
San Mateo, Joint Powers Financing Authority, Lease Revenue, San Mateo County, Capital Projects, Refunding, RB, Series A, 5.25%, 07/15/24	1,000,000	1,089,110
Santee California School District, Refunding, GO 5.00%, 08/01/23	485,000	575,821
5.00%, 08/01/24	400,000	480,772
Santee, Successor Agency to the CDC, Refunding, Tax Allocation, Series A, 5.00%, 08/01/25	400,000	467,200
Southern California, Public Power Authority, Power Project Revenue, Canyon Power, Refunding, RB, Series A, 5.00%, 07/01/25	1,065,000	1,178,380
Southern California, Public Power Authority, Transmission Project Revenue, Sub-Southern Transmission, Refunding, RB, Series A, 5.00%, 07/01/23	1,200,000	1,279,044
State Center, Community College District, Refunding, GO, 5.00%, 08/01/20	1,000,000	1,123,210
State of California, Department of Water Resources, Power Supply Revenue, Prerefunded, RB, AGM Insured, Series H, 5.00%, 05/01/21	1,065,000	1,118,910
State of California, Economic Recovery, Prerefunded Balance, GO, Series A, 5.00%, 07/01/20	555,000	605,916
State of California, GO 5.00%, 10/01/20	1,000,000	1,128,200
5.00%, 11/01/24	2,000,000	2,250,240
Stockton California, Unified School District, Election 2012, GO, BAM Insured, Series B, 5.00%, 08/01/26	810,000	955,881
Successor Agency to the Commerce Community Development Commission Tax Allocation Refunding, AGM Insured, Series A, 5.00%, 08/01/29	1,625,000	1,898,520
Tracy Community Development Agency, Refunding, Tax Allocation, AGM Insured 5.00%, 08/01/28	1,000,000	1,160,060
5.00%, 08/01/29	1,000,000	1,152,730
Tracy Unified School District, Refunding, GO, 5.00%, 08/01/26	1,490,000	1,774,650
Travis, Unified School District, COP, BAM Insured, Series B, 4.00%, 09/01/28	200,000	211,584
Union City Community Redevelopment Agency, Refunding, Tax Allocation, Series A, 5.00%, 10/01/32	555,000	626,484
University of California, Limited Project Revenue, RB, Series I, 5.00%, 05/15/22	1,000,000	1,164,890
University of California, Limited Project Revenue, Refunding, RB Series G, 5.00%, 05/15/22	935,000	1,089,172
Series G, 5.00%, 05/15/24	2,475,000	2,849,913
University of California, RB, Series AO, 5.00%, 05/15/23	250,000	296,578
Upland, Unified School District, Election 2000, Refunding, GO, Series C, 5.00%, 08/01/19	275,000	300,196
Upland, Unified School District, Election 2008, Refunding, GO, Series A, 5.00%, 08/01/26	800,000	962,432
Upland, Unified School District, Refunding, GO, 5.00%, 08/01/25	500,000	559,865
Vista, Unified School District, Refunding, GO 5.00%, 08/01/21	500,000	573,875
5.00%, 08/01/22	500,000	584,170
5.00%, 08/01/24	300,000	347,091

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
West Valley-Mission, Community College District, Election 2012, GO, Series A, 5.00%, 08/01/24	$1,615,000	$1,871,785

Total Municipal Bonds (cost $152,559,835)		155,331,255

Investment Company 2.1%

	Principal Amount	Market Value
Money Market Fund 2.1%
Dreyfus Tax Exempt Cash Management - Institutional Shares, 0.44%(a)	3,374,986	3,374,986

Total Investment Company (cost $3,374,986)		3,374,986

Total Investments (cost $155,934,821) (b) (c) — 96.6%		158,706,241
Other assets in excess of liabilities — 3.4%		5,626,621

NET ASSETS — 100.0%		$164,332,862

(a)	Represents 7-day effective yield as of January 31, 2017.
(b)	At January 31, 2017, the tax basis cost of the Fund’s investments was $155,934,821, tax unrealized appreciation and depreciation were $4,271,656 and $(1,500,236), respectively.
(c)	Assured Guaranty Municipal Corporation has issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At January 31, 2017, the percentage attributed to Assured Guaranty Municipal Corporation was 11.33%

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
CDC	Community Development Commission
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
NATL	National Public Finance Guarantee Corporation
RB	Revenue Bond
RE	Reinsured

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$155,331,255	$—	$155,331,255
Investment Company	3,374,986	—	—	3,374,986

Total	$3,374,986	$155,331,255	$—	$158,706,241

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund

Common Stocks 98.5%

	Shares	Market Value
Aerospace & Defense 3.9%
BWX Technologies, Inc.	26,802	$1,112,015
General Dynamics Corp.	10,178	1,843,032

		2,955,047

Airlines 0.8%
Delta Air Lines, Inc.	12,374	584,548

Banks 5.3%
JPMorgan Chase & Co.	12,794	1,082,756
KeyCorp	60,130	1,080,536
Popular, Inc.	27,650	1,228,490
Wells Fargo & Co.	10,590	596,535

		3,988,317

Beverages 2.1%
Coca-Cola Co. (The)	20,616	857,007
Molson Coors Brewing Co., Class B	2,455	236,957
PepsiCo, Inc.	4,600	477,388

		1,571,352

Biotechnology 2.8%
Amgen, Inc.	1,554	243,480
Biogen, Inc.*	2,074	574,996
Celgene Corp.*	3,086	358,439
Gilead Sciences, Inc.	12,838	930,113

		2,107,028

Building Products 1.9%
Johnson Controls International plc	33,600	1,477,728

Capital Markets 2.8%
Goldman Sachs Group, Inc. (The)	3,761	862,473
MarketAxess Holdings, Inc.	6,850	1,282,662

		2,145,135

Chemicals 0.9%
PPG Industries, Inc.	4,505	450,545
WR Grace & Co.	3,210	222,581

		673,126

Commercial Services & Supplies 0.3%
Waste Management, Inc.	3,453	239,983

Communications Equipment 3.0%
Cisco Systems, Inc.	58,887	1,809,009
F5 Networks, Inc.*	1,770	237,233
Harris Corp.	2,200	225,962

		2,272,204

Consumer Finance 1.3%
Discover Financial Services	13,839	958,766

Distributors 1.0%
Pool Corp.	7,178	757,710

Diversified Consumer Services 0.7%
Service Corp. International	18,750	546,187

Diversified Financial Services 1.1%
Berkshire Hathaway, Inc., Class B*	2,348	385,401
Leucadia National Corp.	18,600	443,610

		829,011

Diversified Telecommunication Services 1.2%
AT&T, Inc.	14,975	631,346
Verizon Communications, Inc.	5,561	272,545

		903,891

Electric Utilities 1.5%
American Electric Power Co., Inc.	7,944	508,893
NextEra Energy, Inc.	5,300	655,716

		1,164,609

Energy Equipment & Services 1.2%
Schlumberger Ltd.	10,654	891,846

Equity Real Estate Investment Trusts (REITs) 4.3%
American Campus Communities, Inc.	12,761	620,440

Empire State Realty Trust, Inc., Class A	21,000	430,290
Equity Commonwealth*	17,328	534,395
Forest City Realty Trust, Inc., Class A	24,452	553,593
Macerich Co. (The)	11,640	799,552
VEREIT, Inc.	41,934	357,697

		3,295,967

Food & Staples Retailing 0.5%
CVS Health Corp.	4,827	380,416

Food Products 3.0%
Conagra Brands, Inc.	32,225	1,259,675
Mondelez International, Inc., Class A	22,472	995,060

		2,254,735

Health Care Equipment & Supplies 0.9%
Baxter International, Inc.	6,266	300,204
Edwards Lifesciences Corp.*	3,831	368,695

		668,899

Health Care Providers & Services 1.4%
McKesson Corp.	4,837	673,069
UnitedHealth Group, Inc.	2,521	408,654

		1,081,723

Hotels, Restaurants & Leisure 1.6%
Aramark	10,092	341,513
Carnival Corp.	7,178	397,518
Marriott International, Inc., Class A	2,700	228,420
MGM Resorts International*	8,300	239,040

		1,206,491

Household Durables 1.1%
Newell Brands, Inc.	16,869	798,410

Household Products 1.0%
Procter & Gamble Co. (The)	8,541	748,192

Industrial Conglomerates 0.5%
General Electric Co.	13,568	402,970

Insurance 2.5%
Chubb Ltd.	8,173	1,074,668
Lincoln National Corp.	12,184	822,542

		1,897,210

Internet & Direct Marketing Retail 2.2%
Amazon.com, Inc.*	2,041	1,680,723

Internet Software & Services 3.4%
Alphabet, Inc., Class A*	1,456	1,194,197
Alphabet, Inc., Class C*	771	614,325
Facebook, Inc., Class A*	5,852	762,632

		2,571,154

IT Services 1.9%
DST Systems, Inc.	10,069	1,159,445
First Data Corp., Class A*	18,678	286,521

		1,445,966

Life Sciences Tools & Services 2.7%
Quintiles IMS Holdings, Inc.*	17,180	1,348,458
Thermo Fisher Scientific, Inc.	4,710	717,757

		2,066,215

Machinery 1.1%
Allison Transmission Holdings, Inc.	16,253	568,530
Ingersoll-Rand plc	3,734	296,293

		864,823

Media 1.8%
Comcast Corp., Class A	14,188	1,070,059
Twenty-First Century Fox, Inc., Class A	10,013	314,208

		1,384,267

Metals & Mining 0.9%
Newmont Mining Corp.	18,480	670,454

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels 6.4%
Anadarko Petroleum Corp.	4,564	$317,335
Chevron Corp.	11,384	1,267,608
ConocoPhillips	7,846	382,571
Energen Corp.*	6,438	346,944
EOG Resources, Inc.	4,082	414,649
Exxon Mobil Corp.	9,501	797,039
Kinder Morgan, Inc.	31,870	711,976
Marathon Oil Corp.	21,075	353,006
Occidental Petroleum Corp.	3,858	261,457

		4,852,585

Pharmaceuticals 5.5%
Eli Lilly & Co.	11,379	876,524
Johnson & Johnson	21,647	2,451,523
Merck & Co., Inc.	7,964	493,688
Pfizer, Inc.	10,260	325,550

		4,147,285

Professional Services 0.3%
TransUnion*	7,230	227,962

Road & Rail 2.7%
CSX Corp.	21,751	1,009,029
Union Pacific Corp.	10,069	1,073,154

		2,082,183

Semiconductors & Semiconductor Equipment 1.9%
Applied Materials, Inc.	31,739	1,087,061
Marvell Technology Group Ltd.	21,429	318,649

		1,405,710

Software 5.7%
Adobe Systems, Inc.*	8,582	973,027
Atlassian Corp. plc, Class A*	24,000	663,120
Microsoft Corp.	34,881	2,255,057
Oracle Corp.	10,919	437,961

		4,329,165

Specialty Retail 4.1%
Home Depot, Inc. (The)	11,288	1,553,003
Lowe’s Cos., Inc.	11,967	874,548
Staples, Inc.	78,330	720,636

		3,148,187

Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	25,030	3,037,390

Textiles, Apparel & Luxury Goods 1.0%
NIKE, Inc., Class B	14,070	744,303

Tobacco 3.3%
Altria Group, Inc.	23,016	1,638,279
Philip Morris International, Inc.	9,278	891,894

		2,530,173

Trading Companies & Distributors 0.7%
WESCO International, Inc.*	7,900	558,530

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	8,618	264,142

Total Investments (cost $63,176,308) (a) — 98.5%		74,812,718
Other assets in excess of liabilities — 1.5%		1,134,671

NET ASSETS — 100.0%		$75,947,389

*	Denotes a non-income producing security.
(a)	At January 31, 2017, the tax basis cost of the Fund’s investments was $63,232,226, tax unrealized appreciation and depreciation were $12,616,640 and $(1,036,148), respectively.

Ltd.	Limited
plc	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

At January 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
10	S&P 500 E-Mini	03/17/17	$1,137,250	$5,039

At January 31, 2017, the Fund has $47,500 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) for the purpose of reducing active risk on the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$5,039

Total		$5,039

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund

Municipal Bonds 98.1%

	Principal Amount	Market Value
Alaska 4.8%
Alaska State, International Airports Revenue, Refunding, RB Series A, 5.00%, 10/01/28	$250,000	$285,285
Series A, 5.00%, 10/01/29	250,000	283,510
Alaska State, Municipality of Anchorage, GO, Series A, 5.00%, 09/01/27	1,440,000	1,696,219

		2,265,014

Arizona 2.8%
City of Phoenix, Civic Improvement Corp., Series B, 5.00%, 07/01/26	225,000	264,946
Phoenix, Refunding, GO, Series A, 6.25%, 07/01/17	1,025,000	1,048,442

		1,313,388

California 13.5%
California Educational Facilities Authority, University of Redlands, Refunding, RB, Series A, 5.00%, 10/01/26	250,000	293,137
California Health Facilities Financing Authority, Refunding, RB, Series A, 5.00%, 11/15/28	200,000	232,498
California State, Stockton Unified School District, GO, AGM Insured, 5.00%, 07/01/24	330,000	380,213
Franklin-Mckinley, School District, Refunding, GO, AGM Insured, 5.00%, 08/01/26	405,000	479,439
Franklin-Mckinley, School District, Refunding, GO, BAM Insured, 5.00%, 08/01/24	500,000	591,820
Kern Country Water Agency, Improvement District No 4, Refunding, RB, AGM Insured, Series A,5.00%, 05/01/28	735,000	864,632
Los Angeles Municipal Improvement Corp., Refunding, RB, Series B, 5.00%, 11/01/29	1,000,000	1,172,550
Pomona, Unified School District, GO, AGM Insured, 5.00%, 08/01/28	500,000	585,025
San Diego, Successor Agency to the Redevelopment Agency, Refunding, Tax Allocation, Series A, 5.00%, 09/01/27	250,000	298,930
State of California, GO 5.00%, 10/01/20	750,000	846,150
5.00%, 08/01/23	500,000	592,540

		6,336,934

Colorado 1.0%
Denver Colorado City & County School District No. 1, Refunding, GO, NATL Insured, Series A, 5.25%, 12/01/21	390,000	454,526

Connecticut 2.3%
Connecticut State, GO, Series D, 5.00%, 11/01/19	1,000,000	1,090,600

Florida 6.3%
Florida State, Board of Education, Public Education, Refunding, GO, Series A, 5.00%, 06/01/18	525,000	553,471
Orlando, Utilities Commission, Utility System Revenue, Refunding, RB, Series A, 5.00%, 10/01/20	1,050,000	1,181,807
Tampa Bay, Water Utility System Revenue and Improvement, Refunding, RB, NATL Insured, 5.50%, 10/01/21	1,045,000	1,225,722

		2,961,000

Georgia 2.3%
City of Atlanta Water and Wastewater, RB, 5.00%, 11/01/25	400,000	479,444
City of Atlanta, Water & Wastewater Revenue, Refunding, RB, 5.00%, 11/01/27	500,000	589,850

		1,069,294

Hawaii 6.2%
Hawaii State, Refunding, GO, Series EA, 5.00%, 12/01/19	1,330,000	1,466,684
Honolulu City and County, Refunding, GO, Series B, 5.00%, 11/01/24	800,000	937,072
Honolulu City and County, Wastewater System Revenue, Refunding, RB, Series B, 5.00%, 07/01/20	425,000	475,562

		2,879,318

Idaho 2.3%
Boise State University, Refunding, RB Series A, 5.00%, 04/01/24	425,000	502,720
Series A, 5.00%, 04/01/27	500,000	593,380

		1,096,100

Illinois 2.5%
Chicago O’Hare International Airport, RB Series C, 5.00%, 01/01/26	500,000	584,535
Series C, 5.00%, 01/01/27	500,000	578,140

		1,162,675

Maryland 1.1%
State of Maryland, State & Local Facilities-3rd, GO, Series A, 5.00%, 11/01/18	500,000	534,265

Massachusetts 3.1%
Massachusetts Bay Transportation Authority, Refunding, RB, Series A, 5.25%, 07/01/20	300,000	338,184
Massachusetts State, Bay Transportation Authority, Massachussets Sales Tax Revenue, Refunding, RB, Series A, 5.25%, 07/01/18	600,000	636,042
Massachusetts State, Water Resources Authority, Refunding, RB, Series B, 5.00%, 08/01/19	415,000	453,973

		1,428,199

Minnesota 2.5%
State of Minnesota, GO, Series A, 5.00%, 10/01/20	1,040,000	1,172,933

Nevada 3.6%
Clark County, Limited Tax-Bond Bank, GO, 5.00%, 06/01/25	1,620,000	1,696,982

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
New Jersey 2.4%
New Jersey State, Transportation Trust Fund Authority, Refunding, RB, Series A, 5.50%, 12/15/22	$1,020,000	$1,111,331

New York 5.5%
New York City, Fiscal 2008, Prerefunded, GO, AGM Insured, Series Sub Series C-1, 5.00%, 10/01/24	135,000	138,719
New York City, GO, Series E, 5.00%, 08/01/20	500,000	559,935
New York State, Thruway Authority Second Highway and Bridge Trust Fund, RB, Series B, 5.00%, 04/01/21	1,075,000	1,165,601
New York State, Thruway Authority, State Personal Transportation, Special Tax Revenue, Series A, 5.00%, 03/15/18	430,000	449,367
Triborough Bridge and Tunnel Authority, RB, Series A, 5.00%, 11/15/27	210,000	255,211

		2,568,833

Oregon 2.2%
Portland, International Airport Revenue, Refunding, RB, Series Twenty-Three, 5.00%, 07/01/22	360,000	417,186
State of Oregon, Article Xi-N Seismic Project, RB, Series D, 5.00%, 06/01/24	515,000	617,099

		1,034,285

Pennsylvania 2.7%
State of Pennsylvania, Refunding, 5.00%, 07/01/22	500,000	572,770
State of Pennsylvania, Turnpike Commission, RB, Series B, 5.00%, 12/01/28	600,000	684,690

		1,257,460

South Carolina 1.3%
State of South Carolina, Public Service Authority Revenue, Refunding, RB, Series A, 5.00%, 12/01/23	500,000	585,270

Texas 18.3%
Cities of Dallas and Fort Worth, International Airport Revenue, Refunding, RB, Series F, 5.00%, 11/01/22	585,000	671,516
East Central Independent School District Unlimited Tax School Building, GO, PSF-GTD, 4.00%, 08/15/24	500,000	561,755
Houston, Utility System Revenue, Refunding, RB, Combined First Lien, Series D, 5.00%, 11/15/19	800,000	880,224
Lower Colorado River Authority, RB 5.00%, 05/15/21	1,100,000	1,184,810
5.00%, 05/15/22	800,000	861,312
San Antonio Electric and Gas, RB, 5.00%, 02/01/27	1,350,000	1,626,844
San Antonio, Independent School District Unlimited Tax School Building, Refunding, GO, PSF-GTD, 5.00%, 02/15/24	1,000,000	1,191,270
San Antonio, Water Revenue, Refunding, RB, 5.00%, 05/15/23	500,000	577,685
San Antonio, Water Revenue, Refunding, RB, NATL Insured, 5.00%, 05/15/17	500,000	506,140
Texas State, University Systems Financing Revenue, Refunding, RB, 5.25%, 03/15/21	500,000	523,750

		8,585,306

Virginia 3.0%
Fairfax County, Public Improvements, Prerefunded Balance, GO, Series A, 5.00%, 04/01/19	500,000	523,255
Newport News, General Improvement, Prerefunded Balance, GO, Series A, 5.00%, 07/01/24	785,000	878,674

		1,401,929

Washington 8.4%
King County School District No. 414, Refunding, GO, 4.00%, 12/01/28	445,000	488,770
King County, Issaquah School District No. 415, Refunding, GO, 5.00%, 12/01/24	500,000	597,365
Port Seattle, Intermediate Lien, RB, Series A, 5.00%, 04/01/25	250,000	294,405
Snohomish County, Edmonds School District No. 15, Refunding, GO, 5.00%, 12/01/22	400,000	466,948
Sumner School District No. 320 Pierce County, Improvement and Refunding, GO, 4.00%, 12/01/26	300,000	332,652
Whatcom County, Bellingham School District No. 501, Refunding, GO, 5.00%, 12/01/25	375,000	453,090
Yakima County, East Valley School District No. 90, GO, 5.00%, 12/01/28	1,100,000	1,283,018

		3,916,248

Total Municipal Bonds (cost $45,998,929)		45,921,890

Investment Company 0.8%

	Principal Amount	Market Value
Money Market Fund 0.8%
Dreyfus Tax Exempt Cash Management - Institutional Shares, 0.44% (a)	386,313	386,313

Total Investment Company (cost $386,313)		386,313

Total Investments (cost $46,385,242) (b)(c) — 98.9%		46,308,203
Other assets in excess of liabilities — 1.1%		531,862

NET ASSETS — 100.0%		$46,840,065

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

(a)	Represents 7-day effective yield as of January 31, 2017.
(b)	At January 31, 2017, the tax basis cost of the Fund’s investments was $46,385,242, tax unrealized appreciation and depreciation were $513,370 and $(590,409), respectively.
(c)	Assured Guaranty Municipal Corporation has either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At January 31, 2017, the percentage attributed to Assured Guaranty Municipal Corporation was 5.29%

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
GO	General Obligation
NATL	National Public Finance Guarantee Corporation
PSF-GTD	Priority Solidarity Fund Guaranteed
RB	Revenue Bond

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$45,921,890	$—	$45,921,890
Investment Company	386,313	—	—	386,313

Total	$386,313	$45,921,890	$—	$46,308,203

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund

Asset-Backed Securities 13.6%

	Principal Amount	Market Value
Airlines 1.0%
Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.75%, 01/12/21	$1,530,417	$1,614,590
Delta Air Lines Pass Through Trust Series 2011-1, Class A, 5.30%, 04/15/19	1,411,929	1,489,585
Series 2012-1, Class A, 4.75%, 05/07/20	683,347	720,078

		3,824,253

Automobiles 7.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, 05/20/18(a)	3,466,667	3,474,244
CarMax Auto Owner Trust, Series 2014-3, Class A3, 1.16%, 06/17/19	2,651,073	2,649,796
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 03/20/20(a)	1,603,529	1,602,094
Ford Credit Auto Owner Trust Series 2014-B, Class A3, 0.90%, 10/15/18	1,559,302	1,558,436
Series 2017-A, Class A2A, 1.33%, 12/15/19	5,000,000	5,000,434
Honda Auto Receivables Owner Trust Series 2014-1, Class A3, 0.67%, 11/21/17	23,362	23,356
Series 2014-3, Class A3, 0.88%, 06/15/18	1,501,636	1,500,519
Hyundai Auto Receivables Trust, Series 2016-B, Class A3, 1.29%, 04/15/21	3,000,000	2,975,522
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.32%, 01/15/21	3,125,000	3,108,378
Toyota Auto Receivables Owner Trust, Series 2016-D, Class A3, 1.23%, 10/15/20	4,800,000	4,766,079

		26,658,858

Credit Card 3.4%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, 06/15/20	7,675,000	7,686,901
Chase Issuance Trust, Series 2014-A6, Class A6, 1.26%, 07/15/19	5,000,000	5,002,798

		12,689,699

Other 1.6%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	280,883	280,620
CAL Funding II Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27(a)	575,000	556,669
Centerpoint Energy Transition Bond Co. II LLC, Series 2005-A, Class A4, 5.17%, 08/01/19	453,192	454,701
Centerpoint Energy Transition Bond Co. III LLC Series 2008-A, Class A1, 4.19%, 02/01/20	1,405	1,405
Series 2008-A, Class A2, 5.23%, 02/01/23	968,000	1,019,923
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1, 0.90%, 04/15/18	203,851	203,757
Cleco Katrina, Series 2008-A, Class A1, 4.41%, 03/01/20	19,736	19,773
Entergy Gulf States Reconstruction Funding 1 LLC, Series 2007-A, Class A2, 5.79%, 10/01/18	242,431	246,088
Ohio Phase-In-Recovery Funding LLC Series 2013-1, Class A1, 0.96%, 07/01/18	177,185	176,922
Series 2013-1, Class A2, 2.05%, 07/01/20	2,950,000	2,967,696

		5,927,554

Road & Rail 0.2%
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2004-1, 4.58%, 01/15/21	558,628	583,067

Student Loan 0.2%
SLM Student Loan Trust, Series 2011-2, Class A1, 1.37%, 11/25/27(b)	609,265	608,557

Total Asset-Backed Securities (cost $50,435,219)		50,291,988

Collateralized Mortgage Obligations 1.3%

	Principal Amount	Market Value
FDIC Trust, Series 2013-R2, Class A, 1.25%, 03/25/33(a)	211,126	208,543
FHLMC REMICS Series 3755, Class AL, 1.50%, 11/15/20	76,367	76,249
Series 3645, Class EH, 3.00%, 12/15/20	28,689	29,145
Series 3852, Class EA, 4.50%, 12/15/21	53,795	55,586
Series 4060, Class EA, 1.75%, 06/15/22	376,190	374,484
Series 2611, Class HD, 5.00%, 05/15/23	182,942	194,265
Series 3501, Class AC, 4.00%, 08/15/23	6,511	6,528
Series 3585, Class LA, 3.50%, 10/15/24	80,374	82,810
Series 3609, Class LE, 3.00%, 12/15/24	45,089	45,771
Series 3718, Class BC, 2.00%, 02/15/25	120,214	120,189
Series 3721, Class PE, 3.50%, 09/15/40	190,201	196,860
FNMA REMICS Series 2003-3, Class BC, 5.00%, 02/25/18	19,794	20,096
Series 2011-69, Class AC, 2.00%, 05/25/18	22,065	22,076

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
FNMA REMICS (continued) Series 2010-95, Class BK, 1.50%, 02/25/20	$87,395	$87,726
Series 2012-99, Class TC, 1.50%, 09/25/22	490,562	485,891
Series 2012-93, Class DP, 1.50%, 09/25/27	478,348	464,487
Series 2012-100, Class WA, 1.50%, 09/25/27	492,245	476,656
Series 2010-66, Class QA, 4.50%, 08/25/39	46,400	48,164
GNMA Series 2004-76, Class QA, 4.00%, 01/20/34	93,848	95,935
Series 2009-66, Class LG, 2.25%, 05/16/39	69,441	69,776
Series 2009-104, Class KE, 2.50%, 08/16/39	95,994	96,308
Series 2010-4, Class JC, 3.00%, 08/16/39	94,458	96,538
Series 2009-88, Class QE, 3.00%, 09/16/39	305,784	313,932
Series 2011-39, Class NE, 3.50%, 09/16/39	215,334	224,235
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	54,251	54,131
Sequoia Mortgage Trust Series 2012-1, Class 2A1, 3.47%, 01/25/42(b)	129,277	131,439
Series 2013-1, Class 1A1, 1.45%, 02/25/43(b)	632,030	615,951
Washington Mutual Mortgage Pass Through Certificates Trust, Series 2005-8, Class 1A8, 5.50%, 10/25/35	19,538	18,297
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 3.00%, 12/25/33(b)	99,222	99,442

Total Collateralized Mortgage Obligations (cost $4,888,834)		4,811,510

Commercial Mortgage-Backed Securities 1.3%

	Principal Amount	Market Value
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.06%, 12/15/47	15,571	15,559
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.69%, 09/10/45	44,867	44,842
COMM Mortgage Trust Series 2012-CR2, Class A2, 2.03%, 08/15/45	187,978	188,110
Series 2013-CR8, Class A1, 1.02%, 06/10/46	2,158,068	2,151,460
FNMA ACES Series 2012-M8, Class ASQ2, 1.52%, 12/25/19	58,819	58,896
Series 2012-M8, Class A1, 1.54%, 05/25/22	42,690	42,138
GNMA, Series 2011-20, Class A, 1.88%, 04/16/32	199,320	199,105
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class A1, 1.25%, 01/15/47	553,981	553,549
Series 2014-C19, Class A1, 1.27%, 04/15/47	348,498	348,181
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A1, 0.73%, 08/10/49	79,839	79,784
Series 2013-C5, Class A1, 0.78%, 03/10/46	78,503	78,199
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.69%, 10/15/45	117,696	117,567
WFRBS Commercial Mortgage Trust Series 2012-C9, Class A1, 0.67%, 11/15/45	78,537	78,450
Series 2014-C20, Class A1, 1.28%, 05/15/47	909,227	906,767

Total Commercial Mortgage-Backed Securities (cost $4,872,740)		4,862,607

Corporate Bonds 60.9%

	Principal Amount	Market Value
Automobiles 2.0%
Daimler Finance North America LLC, 1.75%, 10/30/19(a)	2,500,000	2,467,875
General Motors Co., 3.50%, 10/02/18	4,935,000	5,040,875

		7,508,750

Banks 17.5%
Bank of America Corp., 5.65%, 05/01/18	6,500,000	6,795,093
Bank of America NA, 1.65%, 03/26/18	2,000,000	2,001,430
Bank of Montreal, 2.38%, 01/25/19	4,000,000	4,039,608
Bank of Nova Scotia (The), 1.30%, 07/21/17	4,250,000	4,253,872
BB&T Corp., 2.45%, 01/15/20	3,750,000	3,786,082
Capital One Bank USA NA, 2.25%, 02/13/19	7,400,000	7,417,997
Citigroup, Inc., 1.75%, 05/01/18	5,500,000	5,493,367
Cooperatieve Rabobank UA, 1.38%, 08/09/19	3,500,000	3,446,450
Fifth Third Bank, 1.45%, 02/28/18	5,250,000	5,252,000
KeyCorp, 2.30%, 12/13/18	3,500,000	3,515,799
PNC Bank NA, 2.25%, 07/02/19	5,000,000	5,039,030
Royal Bank of Canada, 1.50%, 07/29/19	4,750,000	4,692,972
Toronto-Dominion Bank (The), 1.45%, 08/13/19	2,000,000	1,973,544

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
US Bank NA, 1.35%, 01/26/18	$3,325,000	$3,323,637
Wells Fargo & Co., 1.50%, 01/16/18	3,750,000	3,746,933

		64,777,814

Beverages 1.1%
Anheuser-Busch InBev Finance, Inc., 1.90%, 02/01/19	4,000,000	4,005,472

Biotechnology 1.1%
AbbVie, Inc., 1.80%, 05/14/18	4,125,000	4,131,080

Building Products 1.1%
Johnson Controls International plc, 1.40%, 11/02/17	4,100,000	4,094,272

Capital Markets 0.7%
Bank of New York Mellon Corp. (The), 1.35%, 03/06/18	2,500,000	2,496,395
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13*	500,000	29,750

		2,526,145

Chemicals 2.5%
Dow Chemical Co. (The), 8.55%, 05/15/19	4,000,000	4,572,752
Ecolab, Inc., 1.55%, 01/12/18	4,725,000	4,729,248

		9,302,000

Consumer Finance 5.3%
American Express Co., 7.00%, 03/19/18	4,500,000	4,761,346
Caterpillar Financial Services Corp., 1.50%, 02/23/18	3,500,000	3,504,413
Ford Motor Credit Co. LLC, 1.68%, 09/08/17	7,400,000	7,404,033
PACCAR Financial Corp., 1.65%, 02/25/19	2,500,000	2,496,215
1.20%, 08/12/19	1,500,000	1,473,644

		19,639,651

Diversified Financial Services 2.0%
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,000,000	4,117,932
KE Export Leasing LLC, Series 2013-A, 1.17%, 02/28/25(b)	1,406,475	1,400,720
Shell International Finance BV, 1.38%, 09/12/19	2,000,000	1,974,800

		7,493,452

Diversified Telecommunication Services 2.3%
AT&T, Inc., 1.40%, 12/01/17	5,000,000	4,992,550
Verizon Communications, Inc., 2.63%, 02/21/20	3,450,000	3,494,326

		8,486,876

Electric Utilities 1.2%
MidAmerican Energy Co., 2.40%, 03/15/19	4,500,000	4,550,008

Food & Staples Retailing 2.8%
CVS Health Corp., 1.90%, 07/20/18	4,100,000	4,115,154
Kroger Co. (The), 1.50%, 09/30/19	3,650,000	3,598,334
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	1,800,000	1,803,629
1.75%, 05/30/18	1,000,000	1,001,818

		10,518,935

Food Products 0.6%
Kraft Heinz Foods Co., 2.00%, 07/02/18	2,325,000	2,328,904

Health Care Equipment & Supplies 1.8%
Becton Dickinson and Co., 1.80%, 12/15/17	6,750,000	6,767,300

Health Care Providers & Services 1.4%
McKesson Corp., 2.28%, 03/15/19	5,000,000	5,017,850

Household Durables 0.5%
Whirlpool Corp., 1.35%, 03/01/17	2,050,000	2,050,560

Industrial Conglomerates 0.7%
Honeywell International, Inc., 1.40%, 10/30/19	2,500,000	2,481,180

Insurance 1.8%
American International Group, Inc., 2.30%, 07/16/19	2,500,000	2,516,147
Berkshire Hathaway Finance Corp., 1.70%, 03/15/19	4,000,000	4,000,776

		6,516,923

Media 0.9%
Time Warner Cable LLC, 8.25%, 04/01/19	3,000,000	3,361,146

Multiline Retail 0.5%
Macy’s Retail Holdings, Inc., 7.45%, 07/15/17	1,750,000	1,797,014

Oil, Gas & Consumable Fuels 9.2%
BP Capital Markets plc, 2.24%, 09/26/18	2,250,000	2,268,031
Canadian Oil Sands Ltd., 7.75%, 05/15/19(a)	2,950,000	3,257,750
Chevron Corp., 1.56%, 05/16/19	4,250,000	4,242,252
Cimarex Energy Co., 5.88%, 05/01/22	3,350,000	3,477,756
El Paso Natural Gas Co. LLC, 5.95%, 04/15/17	3,700,000	3,730,991
Enbridge Energy Partners LP, 4.38%, 10/15/20	2,000,000	2,112,514
Enterprise Products Operating LLC, 1.65%, 05/07/18	2,250,000	2,246,040
2.55%, 10/15/19	2,000,000	2,022,474
Exxon Mobil Corp., 1.71%, 03/01/19	2,000,000	2,004,390
Kinder Morgan, Inc., 7.25%, 06/01/18	1,250,000	1,328,049

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Magellan Midstream Partners LP, 6.55%, 07/15/19	$2,200,000	$2,428,974
Transcontinental Gas Pipe Line Co. LLC, 6.05%, 06/15/18	3,000,000	3,144,678
Williams Partners LP, 6.13%, 07/15/22	1,650,000	1,703,635

		33,967,534

Pharmaceuticals 2.1%
Actavis Funding SCS, 1.30%, 06/15/17	2,810,000	2,808,727
2.35%, 03/12/18	1,500,000	1,509,392
Mylan NV, 2.50%, 06/07/19(a)	1,250,000	1,244,155
Pfizer, Inc., 1.45%, 06/03/19	2,250,000	2,239,920

		7,802,194

Technology Hardware, Storage & Peripherals 0.7%
Hewlett Packard Enterprise Co., 2.85%, 10/05/18	2,650,000	2,684,140

Trading Companies & Distributors 1.1%
Air Lease Corp., 2.63%, 09/04/18	3,000,000	3,027,408
United Rentals North America, Inc., 4.63%, 07/15/23	1,000,000	1,021,250

		4,048,658

Total Corporate Bonds (cost $226,137,207)		225,857,858

Mortgage-Backed Securities 14.3%

	Principal Amount	Market Value
FHLMC Gold Pool
Pool# E01136 5.50%, 03/01/17	228	228
Pool# E89121 6.00%, 04/01/17	2,283	2,287
Pool# E92833 5.50%, 12/01/17	228	231
Pool# E01311 5.50%, 02/01/18	4,749	4,821
Pool# E01488 5.00%, 10/01/18	23,021	23,589
Pool# E01497 5.50%, 11/01/18	1,028	1,056
Pool# G11712 4.50%, 07/01/20	134,405	139,942
Pool# G18065 5.00%, 07/01/20	15,607	16,198
Pool# G11723 5.50%, 07/01/20	35,810	37,567
Pool# G14780 2.50%, 07/01/23	2,445,111	2,485,311
Pool# G14899 3.00%, 11/01/23	503,333	517,392
Pool# G13746 4.50%, 01/01/25	265,340	279,157
Pool# J11719 4.00%, 02/01/25	88,653	93,047
Pool# G13888 5.00%, 06/01/25	84,191	90,227
Pool# J12604 4.00%, 07/01/25	247,350	259,622
Pool# J12635 4.00%, 07/01/25	252,940	265,471
Pool# G13908 4.00%, 10/01/25	62,146	65,218
Pool# J13543 3.50%, 11/01/25	127,522	133,006
Pool# J13795 3.50%, 12/01/25	238,991	249,270
Pool# J14965 3.50%, 04/01/26	92,807	96,859
Pool# E03083 3.50%, 03/01/27	415,202	434,489
Pool# J19197 3.00%, 05/01/27	612,354	628,855
Pool# G18437 3.00%, 06/01/27	725,065	744,603
Pool# J20463 2.50%, 09/01/27	2,122,508	2,147,133
Pool# J23436 2.50%, 04/01/28	1,453,888	1,470,764
Pool# C00748 6.00%, 04/01/29	18,054	20,501
Pool# C01418 5.50%, 10/01/32	111,973	125,790
Pool# G01740 5.50%, 12/01/34	61,415	69,035
Pool# G04342 6.00%, 04/01/38	76,789	87,887
FHLMC Non Gold Pool
Pool# 972136 2.86%, 01/01/34(b)	132,278	139,393
Pool# 848191 2.79%, 12/01/34(b)	591,746	625,044
Pool# 1B2139 3.03%, 03/01/35(b)	77,466	82,601
Pool# 1B2446 3.26%, 11/01/35(b)	640,792	680,195
Pool# 848621 2.92%, 09/01/36(b)	517,126	548,036
Pool# 848251 2.87%, 10/01/36(b)	609,781	641,883
Pool# 848134 2.99%, 06/01/39(b)	69,701	74,125
FNMA Pool
Pool# 254261 6.50%, 04/01/17	261	261
Pool# 254373 6.50%, 07/01/17	651	653
Pool# 254442 5.50%, 09/01/17	10,119	10,212
Pool# 545899 5.50%, 09/01/17	550	553
Pool# 254473 5.50%, 10/01/17	1,672	1,690
Pool# 555013 5.50%, 11/01/17	2,520	2,546
Pool# 668358 5.50%, 12/01/17	1,908	1,926
Pool# 685185 5.50%, 02/01/18	359	366
Pool# 555384 5.50%, 04/01/18	845	859

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# 725135 6.00%, 05/01/18	$1,281	$1,287
Pool# 555918 5.50%, 10/01/18	636	643
Pool# 735930 5.50%, 12/01/18	13,128	13,295
Pool# MA0517 4.00%, 09/01/20	239,518	246,068
Pool# AB4251 2.50%, 01/01/22	127,939	129,039
Pool# MA0979 3.00%, 02/01/22	250,014	256,770
Pool# AQ6703 2.50%, 11/01/22	1,806,660	1,836,571
Pool# AL3620 2.50%, 05/01/23	5,984,120	6,083,182
Pool# 981257 5.00%, 05/01/23	212,927	227,370
Pool# MA1519 3.00%, 07/01/23	2,206,511	2,269,085
Pool# MA1577 2.50%, 09/01/23	1,807,691	1,837,689
Pool# AL5434 2.50%, 03/01/24	2,547,908	2,589,865
Pool# MA1892 3.00%, 05/01/24	5,290,986	5,443,024
Pool# 931892 4.50%, 09/01/24	820,422	865,734
Pool# AL0802 4.50%, 04/01/25	212,349	224,654
Pool# AE3066 3.50%, 09/01/25	578,138	602,743
Pool# AE5487 3.50%, 10/01/25	103,038	107,424
Pool# 255894 5.00%, 10/01/25	92,614	100,881
Pool# AH0969 3.50%, 12/01/25	329,315	343,334
Pool# AB2130 3.50%, 01/01/26	96,407	100,512
Pool# AB2518 4.00%, 03/01/26	140,933	147,573
Pool# AH9377 3.50%, 04/01/26	206,986	215,802
Pool# AI2067 3.50%, 05/01/26	1,046,833	1,091,427
Pool# AB3298 3.50%, 07/01/26	192,154	200,135
Pool# AB4998 3.00%, 04/01/27	1,037,529	1,068,118
Pool# 053839 1.97%, 08/01/27(b)	6,541	6,875
Pool# AP4568 2.50%, 09/01/27	537,933	544,152
Pool# MA1174 3.00%, 09/01/27	153,250	157,770
Pool# AB6782 2.50%, 11/01/27	6,068,708	6,136,455
Pool# AL3305 2.50%, 03/01/28	1,881,654	1,902,600
Pool# 190307 8.00%, 06/01/30	1,477	1,825
Pool# 253516 8.00%, 11/01/30	1,037	1,272
Pool# MA1138 3.50%, 08/01/32	2,238,665	2,325,601
Pool# 737253 2.95%, 09/01/33(b)	39,706	41,705
Pool# 725726
2.81%, 06/01/34 (b)	456,228	481,901
Pool# 725773
5.50%, 09/01/34	134,804	150,765
Pool# 815323
2.71%, 01/01/35 (b)	183,553	191,665
Pool# 811773 5.50%, 01/01/35	123,278	138,500
Pool# AL1009 2.67%, 09/01/35(b)	598,669	629,268
Pool# 829431 2.64%, 01/01/36(b)	438,274	459,247
GNMA I Pool
Pool# 723371, 4.50%, 11/15/24	220,342	234,065
GNMA II Pool
Pool# 005080, 4.00%, 06/20/26	187,610	196,357

Total Mortgage-Backed Securities (cost $53,092,657)		52,902,147

U.S. Treasury Obligations 7.1%

	Principal Amount	Market Value
U.S. Treasury Notes 1.25%, 12/15/18	5,000,000	5,005,665
1.50%, 11/30/19	21,500,000	21,535,281

Total U.S. Treasury Obligations (cost $26,588,710)		26,540,946

Total Investments (cost $366,015,367) (c) — 98.5%		365,267,056
Other assets in excess of liabilities — 1.5%		5,523,699

NET ASSETS — 100.0%		$370,790,755

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2017 was $12,811,330 which represents 3.46% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2017. The maturity date represents the actual maturity date.
(c)	At January 31, 2017, the tax basis cost of the Fund’s investments was $366,015,367, tax unrealized appreciation and depreciation were $1,073,930 and $(1,822,241), respectively.

ACES	Alternative Credit Enhancement Services
BV	Private Limited Liability Company
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2017, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide HighMark Small Cap Core Fund

Common Stocks 95.8%

	Shares	Market Value
Aerospace & Defense 2.2%
AAR Corp.	18,674	$597,381
Curtiss-Wright Corp.	33,085	3,244,315

		3,841,696

Air Freight & Logistics 0.3%
Atlas Air Worldwide Holdings, Inc.*	9,114	480,764

Airlines 1.6%
SkyWest, Inc.	77,375	2,739,075

Auto Components 0.2%
Horizon Global Corp.*	16,000	313,120

Banks 9.5%
Bancorp, Inc. (The)*	53,140	318,309
Bank of NT Butterfield & Son Ltd. (The)	14,950	491,706
Banner Corp.	10,917	612,662
BNC Bancorp	39,420	1,389,555
Central Pacific Financial Corp.	21,403	670,556
Chemical Financial Corp.	46,900	2,318,267
Columbia Banking System, Inc.	37,768	1,501,656
First Busey Corp.	18,610	544,342
FNB Corp.	21,446	320,403
International Bancshares Corp.	15,844	587,812
Midland States Bancorp, Inc.	16,850	570,541
Seacoast Banking Corp. of Florida*	27,425	597,317
Sterling Bancorp(a)	73,433	1,751,377
Umpqua Holdings Corp.	79,979	1,464,415
United Community Banks, Inc.	50,461	1,419,468
Univest Corp. of Pennsylvania	19,480	548,362
Webster Financial Corp.	22,072	1,159,221

		16,265,969

Biotechnology 4.8%
Arena Pharmaceuticals, Inc.*	268,815	413,975
Axovant Sciences Ltd.*(a)	65,207	798,786
Clovis Oncology, Inc.*(a)	20,040	1,298,592
Exact Sciences Corp.*(a)	34,895	661,260
FibroGen, Inc.*	37,781	855,740
Five Prime Therapeutics, Inc.*	16,252	744,504
Kite Pharma, Inc.*(a)	7,387	376,515
Natera, Inc.*	44,303	396,955
REGENXBIO, Inc.*	32,110	594,035
Synergy Pharmaceuticals, Inc.*	176,505	1,247,890
Versartis, Inc.*(a)	24,050	343,915
Xencor, Inc.*	23,577	561,840

		8,294,007

Building Products 1.6%
Continental Building Products, Inc.*	45,878	1,066,663
Gibraltar Industries, Inc.*	36,673	1,609,945

		2,676,608

Capital Markets 1.0%
Investment Technology Group, Inc.	25,887	520,846
OM Asset Management plc	31,999	451,186
Virtus Investment Partners, Inc.(a)	7,010	764,090

		1,736,122

Chemicals 4.1%
Ferro Corp.*	28,336	400,671
GCP Applied Technologies, Inc.*	62,639	1,688,121
HB Fuller Co.	15,523	766,371
Innophos Holdings, Inc.	18,822	915,502
Koppers Holdings, Inc.*	21,140	855,113
PolyOne Corp.	72,195	2,462,571

		7,088,349

Commercial Services & Supplies 1.0%
HNI Corp.	20,400	1,028,364
McGrath RentCorp	18,525	709,137

		1,737,501

Communications Equipment 0.4%
Finisar Corp.*	25,275	747,382

Construction & Engineering 0.9%
Argan, Inc.	11,690	862,137
EMCOR Group, Inc.	8,688	605,467

		1,467,604

Consumer Finance 0.7%
FirstCash, Inc.	11,250	480,375
Nelnet, Inc., Class A	14,992	735,058

		1,215,433

Distributors 0.2%
Core-Mark Holding Co., Inc.	9,744	340,358

Diversified Consumer Services 1.0%
Capella Education Co.	6,110	522,405
Strayer Education, Inc.*	15,774	1,277,694

		1,800,099

Diversified Telecommunication Services 0.3%
Cincinnati Bell, Inc.*	23,733	544,672

Electric Utilities 2.6%
El Paso Electric Co.	32,609	1,496,753
Portland General Electric Co.	69,402	3,026,621

		4,523,374

Electronic Equipment, Instruments & Components 2.7%
Coherent, Inc.*	11,746	1,852,697
Itron, Inc.*	11,150	687,955
Methode Electronics, Inc.	37,408	1,573,006
Rogers Corp.*	7,053	563,887

		4,677,545

Energy Equipment & Services 1.9%
Archrock, Inc.	63,303	924,224
Matrix Service Co.*	36,157	809,917
TETRA Technologies, Inc.*	313,442	1,554,672

		3,288,813

Equity Real Estate Investment Trusts (REITs) 6.4%
Agree Realty Corp.	38,220	1,792,518
American Assets Trust, Inc.	11,739	503,955
First Industrial Realty Trust, Inc.	72,097	1,863,707
Hudson Pacific Properties, Inc.	15,975	565,675
Independence Realty Trust, Inc.	173,300	1,599,559
InfraREIT, Inc.	34,213	563,830
Lexington Realty Trust	38,205	409,558
NexPoint Residential Trust, Inc.	26,820	619,810
Potlatch Corp.	40,500	1,668,600
Ryman Hospitality Properties, Inc.	14,944	914,274
Sunstone Hotel Investors, Inc.	29,359	432,165

		10,933,651

Food & Staples Retailing 0.6%
SpartanNash Co.	26,224	992,841

Food Products 1.2%
Darling Ingredients, Inc.*	102,704	1,232,448
Fresh Del Monte Produce, Inc.	14,560	833,560

		2,066,008

Health Care Equipment & Supplies 0.4%
ICU Medical, Inc.*	5,522	757,066

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services 2.2%
American Renal Associates Holdings, Inc.*(a)	16,425	$315,689
Chemed Corp.	1,902	315,903
CorVel Corp.*	8,800	337,480
Kindred Healthcare, Inc.	52,075	346,299
LHC Group, Inc.*	10,721	537,444
Providence Service Corp. (The)*	8,600	332,390
Teladoc, Inc.*	19,369	387,380
Tivity Health, Inc.*	45,002	1,154,301

		3,726,886

Health Care Technology 1.1%
Cotiviti Holdings, Inc.*	11,860	401,580
HMS Holdings Corp.*	42,084	764,245
NantHealth, Inc.*(a)	33,750	274,725
Omnicell, Inc.*	12,640	453,776

		1,894,326

Hotels, Restaurants & Leisure 2.8%
Bloomin’ Brands, Inc.	51,514	881,405
Boyd Gaming Corp.*	18,340	372,669
La Quinta Holdings, Inc.*	36,296	512,862
Planet Fitness, Inc., Class A	27,500	578,600
Ruth’s Hospitality Group, Inc.	25,875	443,756
Vail Resorts, Inc.	9,953	1,707,338
Wingstop, Inc.	12,205	347,476

		4,844,106

Household Durables 0.8%
Helen of Troy Ltd.*	3,907	364,523
Taylor Morrison Home Corp., Class A*	48,241	935,876

		1,300,399

Household Products 0.4%
Central Garden & Pet Co., Class A*	22,135	681,315

Independent Power and Renewable Electricity Producers 0.4%
Pattern Energy Group, Inc.	36,180	714,193

Insurance 2.8%
American Equity Investment Life Holding Co.	44,640	1,053,504
Argo Group International Holdings Ltd.	16,188	1,035,223
Employers Holdings, Inc.	14,785	538,913
Navigators Group, Inc. (The)	10,266	576,436
Stewart Information Services Corp.	34,997	1,528,669

		4,732,745

Internet & Direct Marketing Retail 0.7%
Nutrisystem, Inc.	37,846	1,250,810

Internet Software & Services 2.1%
Amber Road, Inc.*	46,510	411,614
Bankrate, Inc.*	39,250	427,825
Bazaarvoice, Inc.*	128,470	603,809
Carbonite, Inc.*	25,600	441,600
Cornerstone OnDemand, Inc.*	19,580	796,710
GrubHub, Inc.*	12,825	532,879
Quotient Technology, Inc.*	35,645	379,619

		3,594,056

IT Services 2.4%
CACI International, Inc., Class A*	26,849	3,297,057
Hackett Group, Inc. (The)	23,582	383,208
ManTech International Corp., Class A	12,395	482,661

		4,162,926

Leisure Products 1.5%
Callaway Golf Co.	144,754	1,640,063
Sturm Ruger & Co., Inc.(a)	17,055	899,651

		2,539,714

Life Sciences Tools & Services 1.2%
Cambrex Corp.*	25,752	1,350,692
INC Research Holdings, Inc., Class A*	12,995	688,735

		2,039,427

Machinery 6.0%
Albany International Corp., Class A	17,926	850,589
Barnes Group, Inc.	36,969	1,779,318
ESCO Technologies, Inc.	9,269	539,456
Federal Signal Corp.	50,090	778,399
Harsco Corp.*	54,245	724,171
Kadant, Inc.	7,565	466,004
Lydall, Inc.*	13,723	837,103
Mueller Industries, Inc.	28,479	1,146,564
Mueller Water Products, Inc., Class A	42,251	568,698
SPX Corp.*	45,254	1,129,087
Standex International Corp.	11,664	1,017,101
Tennant Co.	5,630	389,877

		10,226,367

Metals & Mining 0.2%
Schnitzer Steel Industries, Inc., Class A	14,364	339,709

Mortgage Real Estate Investment Trusts (REITs) 1.1%
Capstead Mortgage Corp.	84,340	899,908
MTGE Investment Corp.	36,815	585,358
Redwood Trust, Inc.	21,779	337,575

		1,822,841

Oil, Gas & Consumable Fuels 2.3%
Bill Barrett Corp.*	56,475	369,911
Clean Energy Fuels Corp.*	144,495	374,242
Delek US Holdings, Inc.	45,690	1,023,456
Denbury Resources, Inc.*	135,640	454,394
Eclipse Resources Corp.*	214,120	526,735
Golar LNG Ltd.	44,340	1,146,633

		3,895,371

Paper & Forest Products 1.5%
KapStone Paper and Packaging Corp.	76,240	1,828,235
Neenah Paper, Inc.	10,071	827,333

		2,655,568

Personal Products 0.3%
Inter Parfums, Inc.	14,340	488,994

Pharmaceuticals 1.7%
Aerie Pharmaceuticals, Inc.*	15,059	661,090
Dermira, Inc.*	14,687	432,386
Omeros Corp.*(a)	44,259	428,870
Prestige Brands Holdings, Inc.*	7,999	422,027
Supernus Pharmaceuticals, Inc.*	33,103	895,436

		2,839,809

Professional Services 1.1%
Advisory Board Co. (The)*	19,470	885,885
ICF International, Inc.*	10,489	545,428
TrueBlue, Inc.*	21,357	528,586

		1,959,899

Real Estate Management & Development 0.2%
RE/MAX Holdings, Inc., Class A	6,398	358,608

Road & Rail 0.4%
YRC Worldwide, Inc.*	40,823	609,487

Semiconductors & Semiconductor Equipment 4.9%
Acacia Communications, Inc.*(a)	12,450	724,216
Advanced Energy Industries, Inc.*	42,911	2,524,883
Ambarella, Inc.*(a)	17,650	875,617
Rudolph Technologies, Inc.*	56,545	1,297,708
Semtech Corp.*	22,538	742,627
Tessera Holding Corp.	36,625	1,655,450

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Ultratech, Inc.*	19,235	$498,571

		8,319,072

Software 4.3%
ACI Worldwide, Inc.*	24,310	471,614
HubSpot, Inc.*	12,650	648,945
Monotype Imaging Holdings, Inc.	19,196	420,393
Pegasystems, Inc.	14,844	575,947
Qualys, Inc.*	61,280	2,199,952
RealPage, Inc.*	23,847	729,718
TiVo Corp.*	110,250	2,083,725
Varonis Systems, Inc.*	11,050	330,395

		7,460,689

Specialty Retail 1.7%
Barnes & Noble, Inc.	45,155	460,581
Caleres, Inc.	17,931	551,378
Citi Trends, Inc.	20,000	321,000
Haverty Furniture Cos., Inc.	21,155	461,179
Sonic Automotive, Inc., Class A	46,912	1,097,741

		2,891,879

Textiles, Apparel & Luxury Goods 0.8%
Oxford Industries, Inc.	13,540	744,971
Wolverine World Wide, Inc.	24,075	565,522

		1,310,493

Thrifts & Mortgage Finance 4.9%
Essent Group Ltd.*	67,059	2,318,230
Meta Financial Group, Inc.	3,195	280,681
MGIC Investment Corp.*	190,860	2,032,659
Radian Group, Inc.	159,608	2,936,787
WSFS Financial Corp.	17,417	788,990

		8,357,347

Water Utilities 0.2%
SJW Group	6,550	328,155

Total Common Stocks (cost $140,169,891)		163,873,248

Investment Company 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.47%(b)(c)	255,481	255,481

Total Investment Company (cost $255,481)		255,481

Repurchase Agreement 3.2%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.55%, dated 01/31/17, due 02/01/17, repurchase price $5,559,389, collateralized by U.S. Treasury Note, 2.13%, maturing 05/15/25; total market value $5,706,153.(c)	$5,559,304	5,559,304

Total Repurchase Agreement (cost $5,559,304)		5,559,304

Total Investments (cost $145,984,676) (d) — 99.1%		169,688,033
Other assets in excess of liabilities — 0.9%		1,607,585

NET ASSETS — 100.0%		$171,295,618

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $7,023,641, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $255,481 and $5,559,304, respectively, and $1,201,269 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% -6.63%, and maturity dates ranging from 04/13/17 - 02/15/44; a total value of $7,016,054.
(b)	Represents 7-day effective yield as of January 31, 2017.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2017 was $5,814,785.
(d)	At January 31, 2017, the tax basis cost of the Fund’s investments was $146,188,056, tax unrealized appreciation and depreciation were $27,656,496 and $(4,156,519), respectively.

Ltd.	Limited
plc	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

At January 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
67	Russell 2000 Mini Future	03/17/17	$4,554,325	$58

At January 31, 2017, the Fund has $221,100 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$163,873,248	$—	$—	$163,873,248
Futures Contracts	58	—	—	58
Investment Company	255,481	—	—	255,481
Repurchase Agreement	—	5,559,304	—	5,559,304

Total	$164,128,787	$5,559,304	$—	$169,688,091

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$58

Total		$58

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Inflation-Protected Securities Fund

U.S. Treasury Obligations 99.8%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds
2.38%, 01/15/25(a)	$11,300,000	$16,770,433
1.75%, 01/15/28(a)	4,800,000	6,255,421
3.63%, 04/15/28(a)	5,350,000	10,614,697
2.50%, 01/15/29(a)	4,750,000	6,523,367
3.88%, 04/15/29(a)	3,300,000	6,702,857
2.13%, 02/15/41(a)	12,050,000	16,742,938
0.75%, 02/15/42(a)	1,500,000	1,536,044
U.S. Treasury Inflation Indexed Notes
0.13%, 04/15/17(a)	7,675,000	8,183,965
0.13%, 04/15/18(a)	11,500,000	12,166,861
0.13%, 04/15/19(a)	5,000,000	5,246,639
1.38%, 01/15/20(a)	8,400,000	9,922,791
0.63%, 07/15/21(a)	13,800,000	15,400,877
0.13%, 07/15/22(a)	15,500,000	16,487,785
0.38%, 01/15/27(a)	9,000,000	8,971,173

Total Investments (cost $143,717,453) (b) — 99.8%		141,525,848
Other assets in excess of liabilities — 0.2%		305,196

NET ASSETS — 100.0%		$141,831,044

(a)	Principal amounts are not adjusted for inflation.
(b)	At January 31, 2017, the tax basis cost of the Fund’s investments was $143,717,453, tax unrealized appreciation and depreciation were $1,177,237 and $(3,368,842), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Inflation-Protected Securities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2017, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide International Index Fund

Common Stocks 98.5%

	Shares	Market Value
AUSTRALIA 7.5%
Airlines 0.0%†
Qantas Airways Ltd.	76,290	$197,197

Banks 2.5%
Australia & New Zealand Banking Group Ltd.	361,654	8,035,370
Bank of Queensland Ltd.	48,744	442,866
Bendigo & Adelaide Bank Ltd.	53,758	511,961
Commonwealth Bank of Australia	213,494	13,228,109
National Australia Bank Ltd.	327,776	7,537,576
Westpac Banking Corp.	414,924	9,988,665

		39,744,547

Beverages 0.1%
Coca-Cola Amatil Ltd.	67,977	502,713
Treasury Wine Estates Ltd.	93,590	825,653

		1,328,366

Biotechnology 0.3%
CSL Ltd.	57,470	4,899,317

Capital Markets 0.2%
ASX Ltd.	23,948	906,413
Macquarie Group Ltd.	38,582	2,477,562

		3,383,975

Chemicals 0.1%
Incitec Pivot Ltd.	212,513	621,094
Orica Ltd.	44,639	635,438

		1,256,532

Commercial Services & Supplies 0.1%
Brambles Ltd.	199,725	1,578,430

Construction & Engineering 0.0%†
CIMIC Group Ltd.	11,880	309,224

Construction Materials 0.0%†
Boral Ltd.	152,093	672,143

Containers & Packaging 0.1%
Amcor Ltd.	143,917	1,562,077

Diversified Financial Services 0.1%
AMP Ltd.	366,961	1,392,826
Challenger Ltd.	73,379	613,993

		2,006,819

Diversified Telecommunication Services 0.2%
Telstra Corp. Ltd.	536,229	2,034,474
TPG Telecom Ltd.	47,237	232,057
Vocus Group Ltd.	70,104	214,988

		2,481,519

Electric Utilities 0.0%†
AusNet Services	238,266	285,793

Equity Real Estate Investment Trusts (REITs) 0.6%
BGP Holdings Beneficial*(a)(b)	1,554,139	0
Dexus Property Group	116,880	796,217
Goodman Group	225,714	1,185,294
GPT Group (The)	226,467	804,231
Mirvac Group	466,690	718,879
Scentre Group	670,640	2,237,867
Stockland	294,859	973,011
Vicinity Centres	433,674	941,007
Westfield Corp.	248,491	1,656,532

		9,313,038

Food & Staples Retailing 0.5%
Wesfarmers Ltd.	141,846	4,333,282
Woolworths Ltd.	161,070	3,005,952

		7,339,234

Gas Utilities 0.1%
APA Group	139,733	892,629

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.	7,122	676,549

Health Care Providers & Services 0.1%
Healthscope Ltd.	241,984	401,855
Ramsay Health Care Ltd.	18,345	929,822
Sonic Healthcare Ltd.	47,456	748,443

		2,080,120

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	70,433	816,797
Crown Resorts Ltd.	46,924	405,924
Domino’s Pizza Enterprises Ltd.	7,254	327,255
Flight Centre Travel Group Ltd.	7,812	177,621
Tabcorp Holdings Ltd.	108,283	389,196
Tatts Group Ltd.	167,108	550,154

		2,666,947

Insurance 0.3%
Insurance Australia Group Ltd.	305,558	1,337,253
Medibank Pvt Ltd.	318,056	651,803
QBE Insurance Group Ltd.	159,534	1,513,529
Suncorp Group Ltd.	160,112	1,583,016

		5,085,601

IT Services 0.0%†
Computershare Ltd.	58,487	572,006

Media 0.0%†
REA Group Ltd.	7,038	280,976

Metals & Mining 1.1%
Alumina Ltd.	335,730	494,684
BHP Billiton Ltd.	397,073	8,055,914
BHP Billiton plc	266,033	4,851,861
Fortescue Metals Group Ltd.	198,077	1,002,327
Newcrest Mining Ltd.	96,548	1,583,307
South32 Ltd.	670,918	1,404,220

		17,392,313

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	78,270	296,864

Multi-Utilities 0.1%
AGL Energy Ltd.	79,371	1,361,022
DUET Group	313,559	666,377

		2,027,399

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	32,461	704,489
Oil Search Ltd.	172,616	901,500
Origin Energy Ltd.	213,324	1,143,894
Santos Ltd.	229,052	696,842
Woodside Petroleum Ltd.	95,502	2,289,812

		5,736,537

Professional Services 0.0%†
SEEK Ltd.	44,905	492,186

Real Estate Management & Development 0.1%
LendLease Group	69,104	738,943

Road & Rail 0.1%
Aurizon Holdings Ltd.	229,827	873,137

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)
Transportation Infrastructure 0.2%
Sydney Airport	135,374	$600,743
Transurban Group	257,300	1,991,012

		2,591,755

		118,762,173

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG	37,334	1,137,985
Raiffeisen Bank International AG*	15,700	349,672

		1,487,657

Equity Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG*(a)(b)	52,445	0

Machinery 0.0%†
Andritz AG	8,992	486,016

Metals & Mining 0.0%†
Voestalpine AG	11,804	500,528

Oil, Gas & Consumable Fuels 0.1%
OMV AG	17,955	628,391

		3,102,592

BELGIUM 1.1%
Banks 0.1%
KBC Group NV	31,597	2,052,135

Beverages 0.6%
Anheuser-Busch InBev SA/NV	94,496	9,867,089

Chemicals 0.1%
Solvay SA	9,335	1,094,528
Umicore SA	11,544	646,631

		1,741,159

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	9,614	819,331

Diversified Telecommunication Services 0.0%†
Proximus SADP	18,226	523,445

Food & Staples Retailing 0.0%†
Colruyt SA	9,083	444,533

Insurance 0.1%
Ageas	25,418	1,088,335

Media 0.0%†
Telenet Group Holding NV*	6,966	373,795

Pharmaceuticals 0.1%
UCB SA	15,624	1,079,152

		17,988,974

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	53,455	564,789

CHINA 0.0%†
Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	284,166	162,510

DENMARK 1.7%
Banks 0.2%
Danske Bank A/S	86,735	2,893,003

Beverages 0.1%
Carlsberg A/S, Class B	13,743	1,243,293

Biotechnology 0.1%
Genmab A/S*	7,198	1,393,967

Chemicals 0.1%
Chr Hansen Holding A/S	11,064	675,391
Novozymes A/S, Class B	28,726	1,119,743

		1,795,134

Commercial Services & Supplies 0.1%
ISS A/S	21,715	773,237

Diversified Telecommunication Services 0.0%†
TDC A/S*	101,474	534,676

Electric Utilities 0.0%†
DONG Energy A/S Reg. S*(c)	9,930	376,542

Electrical Equipment 0.1%
Vestas Wind Systems A/S	27,905	1,956,945

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	14,921	1,069,916
William Demant Holding A/S*	17,435	326,454

		1,396,370

Insurance 0.0%†
Tryg A/S	13,375	255,906

Marine 0.1%
AP Moller - Maersk A/S, Class A	474	758,903
AP Moller - Maersk A/S, Class B	821	1,376,102

		2,135,005

Pharmaceuticals 0.6%
Novo Nordisk A/S, Class B	236,331	8,540,943

Road & Rail 0.1%
DSV A/S	21,757	1,058,033

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	14,007	1,835,601

		26,188,655

FINLAND 0.9%
Auto Components 0.0%†
Nokian Renkaat OYJ	14,357	538,581

Communications Equipment 0.2%
Nokia OYJ	700,643	3,146,005

Diversified Telecommunication Services 0.0%†
Elisa OYJ	18,866	635,739

Electric Utilities 0.1%
Fortum OYJ	53,836	858,938

Insurance 0.2%
Sampo OYJ, Class A	56,308	2,607,540

Machinery 0.2%
Kone OYJ, Class B	42,480	1,920,561
Metso OYJ	15,487	476,117
Wartsila OYJ Abp	19,081	958,234

		3,354,912

Oil, Gas & Consumable Fuels 0.0%†
Neste OYJ	15,008	522,175

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	70,262	797,346
UPM-Kymmene OYJ	67,228	1,524,725

		2,322,071

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,417	624,545

		14,610,506

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE 9.6%
Aerospace & Defense 0.6%
Airbus SE	70,754	$4,796,061
Dassault Aviation SA	327	376,894
Safran SA	39,396	2,670,527
Thales SA	13,432	1,260,120
Zodiac Aerospace(d)	22,485	683,412

		9,787,014

Air Freight & Logistics 0.0%†
Bollore SA	118,031	472,063

Auto Components 0.3%
Cie Generale des Etablissements Michelin	21,795	2,341,491
Valeo SA	30,027	1,835,240

		4,176,731

Automobiles 0.2%
Peugeot SA*	61,111	1,137,314
Renault SA	24,212	2,180,137

		3,317,451

Banks 1.0%
BNP Paribas SA	131,104	8,386,966
Credit Agricole SA	141,388	1,876,456
Natixis SA	111,351	659,819
Societe Generale SA	96,644	4,724,688

		15,647,929

Beverages 0.2%
Pernod Ricard SA	26,746	3,128,585
Remy Cointreau SA	3,159	287,203

		3,415,788

Building Products 0.2%
Cie de Saint-Gobain	62,905	3,090,881

Chemicals 0.4%
Air Liquide SA	48,972	5,287,204
Arkema SA	8,246	814,390

		6,101,594

Commercial Services & Supplies 0.1%
Edenred	27,734	604,673
Societe BIC SA	3,424	447,693

		1,052,366

Construction & Engineering 0.4%
Bouygues SA	25,293	919,046
Eiffage SA	7,169	515,378
Vinci SA	63,767	4,469,847

		5,904,271

Construction Materials 0.0%†
Imerys SA	4,678	375,673

Diversified Financial Services 0.0%†
Eurazeo SA	3,235	199,245
Wendel SA	3,651	432,098

		631,343

Diversified Telecommunication Services 0.5%
Iliad SA	3,389	724,741
Orange SA	251,292	3,901,169
SFR Group SA*	8,958	260,282
Vivendi SA	129,648	2,377,234

		7,263,426

Electric Utilities 0.0%†
Electricite de France SA(d)	35,295	347,939

Electrical Equipment 0.4%
Legrand SA	33,639	1,953,792
Schneider Electric SE	68,674	4,913,904

		6,867,696

Electronic Equipment, Instruments & Components 0.0%†
Ingenico Group SA	7,266	612,715

Equity Real Estate Investment Trusts (REITs) 0.3%
Fonciere Des Regions	3,438	286,577
Gecina SA	5,325	686,674
ICADE	4,938	350,078
Klepierre	27,732	1,053,077
Unibail-Rodamco SE	12,510	2,882,951

		5,259,357

Food & Staples Retailing 0.1%
Carrefour SA	71,441	1,747,682
Casino Guichard Perrachon SA	4,934	266,052

		2,013,734

Food Products 0.3%
Danone SA	74,354	4,661,159

Health Care Equipment & Supplies 0.2%
Essilor International SA	26,098	3,061,719

Hotels, Restaurants & Leisure 0.1%
Accor SA	20,879	846,143
Sodexo SA(d)	11,518	1,273,687

		2,119,830

Household Durables 0.0%†
SEB SA	3,234	406,696

Insurance 0.5%
AXA SA	244,285	6,003,856
CNP Assurances	22,507	422,971
SCOR SE	21,193	717,254

		7,144,081

IT Services 0.2%
Atos SE	11,413	1,214,280
Capgemini SA	20,603	1,677,466

		2,891,746

Machinery 0.0%†
Alstom SA*	18,582	527,253

Media 0.2%
Eutelsat Communications SA	22,116	377,225
JCDecaux SA	5,891	188,586
Lagardere SCA	15,603	391,461
Publicis Groupe SA	23,886	1,640,945

		2,598,217

Multi-Utilities 0.3%
Engie SA	185,306	2,218,582
Suez	42,058	637,076
Veolia Environnement SA	60,316	1,027,382

		3,883,040

Oil, Gas & Consumable Fuels 0.9%
TOTAL SA	280,715	14,202,829

Personal Products 0.4%
L’Oreal SA	31,729	5,768,877

Pharmaceuticals 0.7%
Sanofi	144,152	11,586,433

Professional Services 0.0%†
Bureau Veritas SA	33,404	654,169

Software 0.1%
Dassault Systemes SE	16,339	1,264,854

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Textiles, Apparel & Luxury Goods 0.8%
Christian Dior SE	6,318	$1,356,257
Hermes International	3,272	1,421,970
Kering	9,544	2,271,865
LVMH Moet Hennessy Louis Vuitton SE	34,408	6,934,012

		11,984,104

Trading Companies & Distributors 0.1%
Rexel SA	38,074	664,047

Transportation Infrastructure 0.1%
Aeroports de Paris	3,985	442,205
Groupe Eurotunnel SE REG	61,934	576,125

		1,018,330

		150,775,355

GERMANY 8.7%
Air Freight & Logistics 0.3%
Deutsche Post AG REG	122,205	4,101,817

Airlines 0.0%†
Deutsche Lufthansa AG REG	27,641	369,245

Auto Components 0.2%
Continental AG	13,856	2,712,503

Automobiles 0.8%
Bayerische Motoren Werke AG	41,704	3,808,001
Daimler AG REG	119,254	8,968,721
Volkswagen AG	3,750	600,730

		13,377,452

Banks 0.1%
Commerzbank AG	135,105	1,175,096

Capital Markets 0.4%
Deutsche Bank AG REG*	173,731	3,469,577
Deutsche Boerse AG*	24,181	2,231,266

		5,700,843

Chemicals 1.2%
BASF SE	114,068	11,011,418
Covestro AG Reg. S(c)	9,014	678,337
Evonik Industries AG	21,633	702,247
K+S AG REG(d)	21,988	558,567
LANXESS AG	10,793	785,421
Linde AG	23,395	3,804,597
Symrise AG	13,817	831,955

		18,372,542

Construction & Engineering 0.0%†
HOCHTIEF AG	2,453	349,677

Construction Materials 0.1%
HeidelbergCement AG	18,715	1,807,947

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG REG	403,395	7,062,241
Telefonica Deutschland Holding AG	103,712	433,847

		7,496,088

Electrical Equipment 0.0%†
OSRAM Licht AG	11,618	674,433

Food & Staples Retailing 0.0%†
METRO AG	22,453	768,359

Health Care Providers & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	27,046	2,207,623
Fresenius SE & Co. KGaA	51,614	4,084,976

		6,292,599

Hotels, Restaurants & Leisure 0.0%†
TUI AG	60,172	881,861

Household Products 0.1%
Henkel AG & Co. KGaA	12,872	1,358,283

Industrial Conglomerates 0.8%
Siemens AG REG	95,134	12,306,387

Insurance 0.9%
Allianz SE REG	56,661	9,630,355
Hannover Rueck SE	7,745	853,108
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen REG	20,286	3,819,982

		14,303,445

Internet & Direct Marketing Retail 0.0%†
Zalando SE Reg. S*(c)	11,668	461,456

Internet Software & Services 0.0%†
United Internet AG REG	15,261	639,538

Machinery 0.1%
GEA Group AG	22,777	943,811
MAN SE	4,009	415,622

		1,359,433

Media 0.1%
Axel Springer SE	5,394	284,319
ProSiebenSat.1 Media SE	29,348	1,248,503

		1,532,822

Metals & Mining 0.1%
ThyssenKrupp AG	45,953	1,164,121

Multi-Utilities 0.2%
E.ON SE	252,043	1,941,509
Innogy SE Reg. S*(c)	17,599	601,956
RWE AG*	61,642	820,766

		3,364,231

Personal Products 0.1%
Beiersdorf AG	12,451	1,104,637

Pharmaceuticals 0.8%
Bayer AG REG	102,756	11,414,048
Merck KGaA	16,265	1,794,548

		13,208,596

Real Estate Management & Development 0.2%
Deutsche Wohnen AG	41,584	1,356,365
Vonovia SE	58,697	1,923,085

		3,279,450

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	142,641	2,624,783

Software 0.7%
SAP SE	122,062	11,162,597

Textiles, Apparel & Luxury Goods 0.3%
adidas AG	23,717	3,742,660
HUGO BOSS AG	7,874	505,887

		4,248,547

Trading Companies & Distributors 0.1%
Brenntag AG	19,408	1,129,104

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,931	295,097

		137,622,989

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
HONG KONG 3.3%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	152,000	$205,867

Banks 0.3%
Bank of East Asia Ltd. (The)	148,950	634,446
BOC Hong Kong Holdings Ltd.	465,600	1,861,414
Hang Seng Bank Ltd.	96,300	1,962,881

		4,458,741

Capital Markets 0.2%
Hong Kong Exchanges & Clearing Ltd.	145,700	3,524,026

Diversified Financial Services 0.0%†
First Pacific Co. Ltd.	222,750	168,894

Diversified Telecommunication Services 0.0%†
HKT Trust & HKT Ltd.	311,420	435,028
PCCW Ltd.	467,000	283,452

		718,480

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	83,500	671,483
CLP Holdings Ltd.	207,000	2,020,441
HK Electric Investments & HK Electric Investments Ltd.(c)	187,500	156,508
Power Assets Holdings Ltd.	172,300	1,650,955

		4,499,387

Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT	282,551	1,930,836

Food Products 0.1%
WH Group Ltd. Reg. S(c)	1,053,500	800,178

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	954,433	1,797,009

Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.	269,000	1,277,720
Melco Crown Entertainment Ltd., ADR	22,889	385,451
Sands China Ltd.	309,900	1,363,550
Shangri-La Asia Ltd.	159,333	177,225
SJM Holdings Ltd.	278,000	220,887

		3,424,833

Household Durables 0.0%†
Techtronic Industries Co. Ltd.	158,000	546,460

Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd.	340,386	4,079,588
Jardine Matheson Holdings Ltd.	31,300	1,893,650
NWS Holdings Ltd.	194,645	349,769

		6,323,007

Insurance 0.6%
AIA Group Ltd.	1,492,200	9,238,737

Real Estate Management & Development 0.8%
Cheung Kong Property Holdings Ltd.	338,886	2,227,458
Hang Lung Group Ltd.	105,000	402,688
Hang Lung Properties Ltd.	283,000	696,484
Henderson Land Development Co. Ltd.	141,263	779,763
Hongkong Land Holdings Ltd.	143,500	916,965
Hysan Development Co. Ltd.	88,673	404,122
Kerry Properties Ltd.	85,000	240,537
New World Development Co. Ltd.	735,829	848,996
Sino Land Co. Ltd.	408,200	674,488
Sun Hung Kai Properties Ltd.	182,700	2,514,145
Swire Pacific Ltd., Class A	69,000	702,966
Swire Properties Ltd.	161,400	454,143
Wharf Holdings Ltd. (The)	170,270	1,276,734
Wheelock & Co. Ltd.	103,000	626,026

		12,765,515

Road & Rail 0.1%
MTR Corp. Ltd.	173,714	882,494

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	27,400	333,137

Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd.	795,200	344,826
Yue Yuen Industrial Holdings Ltd.	103,000	376,537

		721,363

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	507,100	211,392

		52,550,356

IRELAND 0.7%
Airlines 0.0%†
Ryanair Holdings plc*	14,664	226,889

Banks 0.0%†
Bank of Ireland*	3,194,453	858,217

Construction Materials 0.3%
CRH plc	104,512	3,625,072
James Hardie Industries plc, CDI	57,103	896,879

		4,521,951

Food Products 0.1%
Kerry Group plc, Class A	20,484	1,439,522

Hotels, Restaurants & Leisure 0.1%
Paddy Power Betfair plc	9,824	1,027,216

Professional Services 0.1%
Experian plc	120,675	2,330,507

Trading Companies & Distributors 0.1%
AerCap Holdings NV*	20,623	912,980

		11,317,282

ISRAEL 0.6%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	3,368	371,155

Banks 0.1%
Bank Hapoalim BM	132,954	803,331
Bank Leumi Le-Israel BM*	181,027	748,748
Mizrahi Tefahot Bank Ltd.	18,702	288,064

		1,840,143

Chemicals 0.1%
Frutarom Industries Ltd.	5,488	289,960
Israel Chemicals Ltd.	66,169	304,111

		594,071

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp. Ltd.	248,259	433,692

Pharmaceuticals 0.3%
Teva Pharmaceutical Industries Ltd., ADR	114,990	3,844,116

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	5,099	232,744

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
ISRAEL (continued)
Software 0.1%
Check Point Software Technologies Ltd.*(d)	16,009	$1,581,209
Nice Ltd.	7,901	552,892

		2,134,101

		9,450,022

ITALY 1.7%
Aerospace & Defense 0.0%†
Leonardo SpA*	54,315	699,763

Automobiles 0.1%
Ferrari NV	14,839	925,012

Banks 0.4%
Intesa Sanpaolo SpA	1,722,446	4,028,788
Mediobanca SpA	71,820	618,373
UniCredit SpA(d)	66,143	1,805,499

		6,452,660

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	2,044,119	1,645,890

Electric Utilities 0.3%
Enel SpA	960,434	4,015,224
Terna Rete Elettrica Nazionale SpA	164,661	722,175

		4,737,399

Electrical Equipment 0.0%†
Prysmian SpA	24,330	632,896

Energy Equipment & Services 0.0%†
Saipem SpA*	641,413	329,354

Insurance 0.2%
Assicurazioni Generali SpA	147,360	2,351,437
Poste Italiane SpA Reg. S(c)	63,213	397,787
UnipolSai SpA	125,918	262,608

		3,011,832

Oil, Gas & Consumable Fuels 0.4%
Eni SpA	310,763	4,778,236
Snam SpA	311,714	1,186,418

		5,964,654

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	20,954	1,125,078

Transportation Infrastructure 0.1%
Atlantia SpA	51,013	1,162,574

		26,687,112

JAPAN 24.0%
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.	38,200	769,858

Airlines 0.1%
ANA Holdings, Inc.	135,000	400,990
Japan Airlines Co. Ltd.	11,574	368,553

		769,543

Auto Components 0.8%
Aisin Seiki Co. Ltd.	24,300	1,111,589
Bridgestone Corp.	81,900	3,003,758
Denso Corp.	60,000	2,598,270
Koito Manufacturing Co. Ltd.	12,800	678,984
NGK Spark Plug Co. Ltd.	23,900	538,304
NOK Corp.	13,600	276,382
Stanley Electric Co. Ltd.	20,100	566,264
Sumitomo Electric Industries Ltd.	92,600	1,347,408
Sumitomo Rubber Industries Ltd.	22,900	357,674
Toyoda Gosei Co. Ltd.	9,600	231,252
Toyota Industries Corp.	20,500	989,332
Yokohama Rubber Co. Ltd. (The)	15,000	263,808

		11,963,025

Automobiles 2.3%
Fuji Heavy Industries Ltd.	77,500	3,101,250
Honda Motor Co. Ltd.	200,100	5,954,755
Isuzu Motors Ltd.	75,700	1,015,736
Mazda Motor Corp.	64,060	942,715
Mitsubishi Motors Corp.	83,299	451,243
Nissan Motor Co. Ltd.	304,200	3,009,503
Suzuki Motor Corp.	43,000	1,659,493
Toyota Motor Corp.	333,620	19,400,957
Yamaha Motor Co. Ltd.	36,400	757,100

		36,292,752

Banks 2.0%
Aozora Bank Ltd.	124,000	451,604
Bank of Kyoto Ltd. (The)	34,000	265,793
Chiba Bank Ltd. (The)	95,300	623,389
Chugoku Bank Ltd. (The)	20,300	298,611
Concordia Financial Group Ltd.	135,700	715,739
Fukuoka Financial Group, Inc.	90,600	399,935
Hachijuni Bank Ltd. (The)	58,000	341,385
Hiroshima Bank Ltd. (The)	71,000	331,728
Japan Post Bank Co. Ltd.	49,300	598,859
Kyushu Financial Group, Inc.	40,700	280,430
Mebuki Financial Group, Inc.	118,430	454,805
Mitsubishi UFJ Financial Group, Inc.	1,580,984	10,123,865
Mizuho Financial Group, Inc.	2,951,219	5,476,247
Resona Holdings, Inc.	276,801	1,498,621
Seven Bank Ltd.	88,900	254,690
Shinsei Bank Ltd.	212,000	364,627
Shizuoka Bank Ltd. (The)	72,000	626,517
Sumitomo Mitsui Financial Group, Inc.	165,105	6,477,401
Sumitomo Mitsui Trust Holdings, Inc.	41,076	1,531,042
Suruga Bank Ltd.	21,400	487,534
Yamaguchi Financial Group, Inc.	28,000	305,064

		31,907,886

Beverages 0.3%
Asahi Group Holdings Ltd.	45,300	1,594,092
Kirin Holdings Co. Ltd.	103,000	1,687,731
Suntory Beverage & Food Ltd.	17,400	740,328

		4,022,151

Building Products 0.3%
Asahi Glass Co. Ltd.	125,600	933,162
Daikin Industries Ltd.	29,500	2,928,243
LIXIL Group Corp.	28,700	670,108
TOTO Ltd.	18,300	737,055

		5,268,568

Capital Markets 0.4%
Daiwa Securities Group, Inc.	215,200	1,372,176
Japan Exchange Group, Inc.	65,500	973,565
Nomura Holdings, Inc.	457,400	2,835,359
SBI Holdings, Inc.	24,770	341,919

		5,523,019

Chemicals 1.1%
Air Water, Inc.	21,000	388,830
Asahi Kasei Corp.	146,200	1,363,542
Daicel Corp.	29,000	320,685
Hitachi Chemical Co. Ltd.	12,600	357,727

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Chemicals (continued)
JSR Corp.	24,800	$425,057
Kaneka Corp.	31,500	271,410
Kansai Paint Co. Ltd.	29,300	569,180
Kuraray Co. Ltd.	45,400	719,590
Mitsubishi Chemical Holdings Corp.	173,600	1,210,852
Mitsubishi Gas Chemical Co., Inc.	22,200	425,804
Mitsui Chemicals, Inc.	112,100	527,160
Nippon Paint Holdings Co. Ltd.	18,400	536,720
Nissan Chemical Industries Ltd.	15,300	546,303
Nitto Denko Corp.	20,710	1,638,708
Shin-Etsu Chemical Co. Ltd.	49,000	4,227,262
Sumitomo Chemical Co. Ltd.	205,200	1,093,303
Taiyo Nippon Sanso Corp.	8,000	94,481
Teijin Ltd.	24,960	526,826
Toray Industries, Inc.	183,300	1,587,181

		16,830,621

Commercial Services & Supplies 0.3%
Dai Nippon Printing Co. Ltd.	67,700	688,754
Park24 Co. Ltd.	13,900	383,650
Secom Co. Ltd.	26,100	1,887,487
Sohgo Security Services Co. Ltd.	8,500	319,818
Toppan Printing Co. Ltd.	67,000	657,669

		3,937,378

Construction & Engineering 0.2%
JGC Corp.	28,000	486,063
Kajima Corp.	116,800	814,077
Obayashi Corp.	85,100	810,678
Shimizu Corp.	64,000	588,244
Taisei Corp.	138,000	980,294

		3,679,356

Construction Materials 0.0%†
Taiheiyo Cement Corp.	148,000	517,155

Consumer Finance 0.1%
Acom Co. Ltd.*	56,600	243,445
AEON Financial Service Co. Ltd.	16,100	288,233
Credit Saison Co. Ltd.	17,000	309,739

		841,417

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	21,600	398,382

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	9,400	273,594

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	63,500	338,484
ORIX Corp.	166,800	2,516,551

		2,855,035

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	87,108	3,847,762

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	81,100	1,082,727
Chugoku Electric Power Co., Inc. (The)	34,500	388,471
Hokuriku Electric Power Co.	22,700	228,708
Kansai Electric Power Co., Inc. (The)*	89,800	959,625
Kyushu Electric Power Co., Inc.	53,800	600,513
Tohoku Electric Power Co., Inc.	55,600	678,741
Tokyo Electric Power Co. Holdings, Inc.*	171,100	655,332

		4,594,117

Electrical Equipment 0.5%
Fuji Electric Co. Ltd.	75,200	445,517
Mabuchi Motor Co. Ltd.	6,000	308,426
Mitsubishi Electric Corp.	243,400	3,704,224
Nidec Corp.	30,000	2,816,806

		7,274,973

Electronic Equipment, Instruments & Components 1.2%
Alps Electric Co. Ltd.	21,500	572,669
Hamamatsu Photonics KK	17,500	505,395
Hirose Electric Co. Ltd.	3,900	507,697
Hitachi High-Technologies Corp.	7,900	338,389
Hitachi Ltd.	609,300	3,488,518
Keyence Corp.	12,036	4,674,389
Kyocera Corp.	40,400	2,103,257
Murata Manufacturing Co. Ltd.	24,100	3,245,893
Nippon Electric Glass Co. Ltd.	60,000	345,391
Omron Corp.	24,600	1,009,315
Shimadzu Corp.	30,900	521,466
TDK Corp.	15,300	1,099,709
Yaskawa Electric Corp.	31,900	575,220
Yokogawa Electric Corp.	27,500	439,451

		19,426,759

Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT Investment Corp.	164	412,965
Japan Prime Realty Investment Corp.	89	357,158
Japan Real Estate Investment Corp.	168	954,645
Japan Retail Fund Investment Corp.	327	699,153
Nippon Building Fund, Inc.	182	1,045,217
Nippon Prologis REIT, Inc.	206	430,465
Nomura Real Estate Master Fund, Inc.	516	803,961
United Urban Investment Corp.	379	604,508

		5,308,072

Food & Staples Retailing 0.4%
Aeon Co. Ltd.	82,400	1,190,915
FamilyMart UNY Holdings Co. Ltd.	9,300	589,242
Lawson, Inc.(d)	8,200	598,541
Seven & i Holdings Co. Ltd.	94,900	3,789,202
Sundrug Co. Ltd.	5,300	365,493
Tsuruha Holdings, Inc.	4,400	413,607

		6,947,000

Food Products 0.4%
Ajinomoto Co., Inc.	67,600	1,334,260
Calbee, Inc.	11,500	374,359
Kikkoman Corp.	18,000	566,663
MEIJI Holdings Co. Ltd.	14,098	1,091,981
NH Foods Ltd.	21,000	571,531
Nisshin Seifun Group, Inc.	20,652	314,169
Nissin Foods Holdings Co. Ltd.	7,000	369,413
Toyo Suisan Kaisha Ltd.	11,600	413,904
Yakult Honsha Co. Ltd.	8,600	441,963
Yamazaki Baking Co. Ltd.	12,500	251,384

		5,729,627

Gas Utilities 0.1%
Osaka Gas Co. Ltd.	235,900	884,253
Toho Gas Co. Ltd.	46,000	344,115
Tokyo Gas Co. Ltd.	236,400	1,049,111

		2,277,479

Health Care Equipment & Supplies 0.4%
CYBERDYNE, Inc.*(d)	14,500	204,660
Hoya Corp.	49,700	2,166,272
Olympus Corp.	35,700	1,235,017
Sysmex Corp.	20,000	1,201,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Health Care Equipment & Supplies (continued)
Terumo Corp.	42,700	$1,579,638

		6,387,187

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	22,500	370,359
Medipal Holdings Corp.	21,600	350,082
Miraca Holdings, Inc.	7,900	360,047
Suzuken Co. Ltd.	10,780	355,901

		1,436,389

Health Care Technology 0.0%†
M3, Inc.	25,500	685,102

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co. Japan Ltd.	9,624	253,023
Oriental Land Co. Ltd.	27,200	1,490,541

		1,743,564

Household Durables 0.8%
Casio Computer Co. Ltd.	23,900	330,227
Iida Group Holdings Co. Ltd.	18,300	342,489
Nikon Corp.	42,900	692,373
Panasonic Corp.	278,102	2,893,635
Rinnai Corp.	4,200	356,926
Sekisui Chemical Co. Ltd.	48,600	793,033
Sekisui House Ltd.	75,200	1,216,457
Sharp Corp.*(d)	185,000	500,295
Sony Corp.	159,000	4,814,162

		11,939,597

Household Products 0.1%
Lion Corp.	29,000	504,404
Unicharm Corp.	50,200	1,130,609

		1,635,013

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co. Ltd.	18,800	436,965

Industrial Conglomerates 0.1%
Keihan Holdings Co. Ltd.	61,000	406,320
Seibu Holdings, Inc.	20,300	342,057
Toshiba Corp.*	508,700	1,090,845

		1,839,222

Insurance 0.8%
Dai-ichi Life Holdings, Inc.	135,800	2,461,905
Japan Post Holdings Co. Ltd.	58,000	728,294
MS&AD Insurance Group Holdings, Inc.	63,855	2,136,175
Sompo Holdings, Inc.	43,625	1,579,651
Sony Financial Holdings, Inc.	24,400	408,656
T&D Holdings, Inc.	71,000	1,051,832
Tokio Marine Holdings, Inc.	85,900	3,581,513

		11,948,026

Internet & Direct Marketing Retail 0.1%
Rakuten, Inc.	118,400	1,181,893
Start Today Co. Ltd.	21,100	397,429

		1,579,322

Internet Software & Services 0.1%
DeNA Co. Ltd.	15,100	337,399
Kakaku.com, Inc.	19,700	356,626
Mixi, Inc.	5,300	229,947
Yahoo Japan Corp.	171,000	717,657

		1,641,629

IT Services 0.2%
Fujitsu Ltd.	229,100	1,331,519
Nomura Research Institute Ltd.	16,518	564,394
NTT Data Corp.	16,400	826,514
Obic Co. Ltd.	8,700	417,586
Otsuka Corp.	6,200	319,076

		3,459,089

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	23,449	645,803
Sankyo Co. Ltd.	4,900	163,605
Sega Sammy Holdings, Inc.	24,500	384,697
Shimano, Inc.	8,600	1,356,114
Yamaha Corp.	21,400	653,672

		3,203,891

Machinery 1.3%
Amada Holdings Co. Ltd.	40,200	472,498
FANUC Corp.	23,500	4,613,680
Hino Motors Ltd.	35,000	369,263
Hitachi Construction Machinery Co. Ltd.	14,600	335,766
Hoshizaki Corp.	6,500	529,692
IHI Corp.	190,000	511,634
JTEKT Corp.	29,200	479,569
Kawasaki Heavy Industries Ltd.	170,200	532,590
Komatsu Ltd.	116,300	2,753,824
Kubota Corp.	133,300	2,119,106
Kurita Water Industries Ltd.	11,500	272,800
Makita Corp.	14,600	1,014,069
MINEBEA MITSUMI, Inc.	45,000	447,349
Mitsubishi Heavy Industries Ltd.	397,200	1,784,294
Nabtesco Corp.	13,000	339,052
NGK Insulators Ltd.	32,000	627,443
NSK Ltd.	52,200	633,669
SMC Corp.	7,200	1,965,443
Sumitomo Heavy Industries Ltd.	75,000	515,654
THK Co. Ltd.	16,300	401,651

		20,719,046

Marine 0.1%
Mitsui OSK Lines Ltd.	151,000	479,861
Nippon Yusen KK	220,400	466,073

		945,934

Media 0.1%
Dentsu, Inc.	27,361	1,264,601
Hakuhodo DY Holdings, Inc.	27,600	339,575
Toho Co. Ltd.	15,400	444,121

		2,048,297

Metals & Mining 0.4%
Hitachi Metals Ltd.	24,400	338,260
JFE Holdings, Inc.	62,100	1,087,005
Kobe Steel Ltd.*	42,400	412,421
Maruichi Steel Tube Ltd.	8,100	271,615
Mitsubishi Materials Corp.	13,100	447,038
Nippon Steel & Sumitomo Metal Corp.	101,706	2,456,968
Sumitomo Metal Mining Co. Ltd.	62,000	839,990

		5,853,297

Multiline Retail 0.2%
Don Quijote Holdings Co. Ltd.	16,000	580,725
Isetan Mitsukoshi Holdings Ltd.	41,878	489,859
J Front Retailing Co. Ltd.	33,600	484,906
Marui Group Co. Ltd.	25,300	361,753
Ryohin Keikaku Co. Ltd.	2,800	524,881
Takashimaya Co. Ltd.	39,000	335,867

		2,777,991

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co. Ltd.	12,000	371,057
Inpex Corp.	108,800	1,067,675

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Oil, Gas & Consumable Fuels (continued)
JX Holdings, Inc.	266,617	$1,257,360
Showa Shell Sekiyu KK	22,800	223,499
TonenGeneral Sekiyu KK	39,000	458,644

		3,378,235

Paper & Forest Products 0.0%†
Oji Holdings Corp.	97,000	429,336

Personal Products 0.3%
Kao Corp.	63,500	3,142,280
Kose Corp.	4,100	349,149
Pola Orbis Holdings, Inc.	1,500	142,504
Shiseido Co. Ltd.	48,700	1,361,118

		4,995,051

Pharmaceuticals 1.2%
Astellas Pharma, Inc.	271,300	3,641,327
Chugai Pharmaceutical Co. Ltd.	27,300	802,309
Daiichi Sankyo Co. Ltd.	75,500	1,689,168
Eisai Co. Ltd.	31,800	1,752,839
Hisamitsu Pharmaceutical Co., Inc.	7,900	412,386
Kyowa Hakko Kirin Co. Ltd.	24,100	326,350
Mitsubishi Tanabe Pharma Corp.	27,300	547,560
Ono Pharmaceutical Co. Ltd.	51,900	1,064,796
Otsuka Holdings Co. Ltd.	49,000	2,257,334
Santen Pharmaceutical Co. Ltd.	45,700	574,262
Shionogi & Co. Ltd.	37,600	1,810,900
Sumitomo Dainippon Pharma Co. Ltd.	21,900	371,503
Taisho Pharmaceutical Holdings Co. Ltd.	4,570	386,282
Takeda Pharmaceutical Co. Ltd.	89,600	3,752,952

		19,389,968

Professional Services 0.1%
Recruit Holdings Co. Ltd.	46,300	2,026,812

Real Estate Management & Development 0.7%
Aeon Mall Co. Ltd.	15,950	231,164
Daito Trust Construction Co. Ltd.	8,500	1,188,294
Daiwa House Industry Co. Ltd.	71,300	1,930,958
Hulic Co. Ltd.	36,700	357,859
Mitsubishi Estate Co. Ltd.	157,600	2,999,748
Mitsui Fudosan Co. Ltd.	112,700	2,601,928
Nomura Real Estate Holdings, Inc.	8,600	147,922
Sumitomo Realty & Development Co. Ltd.	44,000	1,190,273
Tokyo Tatemono Co. Ltd.	27,500	364,188
Tokyu Fudosan Holdings Corp.	58,500	341,983

		11,354,317

Road & Rail 1.0%
Central Japan Railway Co.	18,200	2,940,871
East Japan Railway Co.	41,690	3,775,326
Hankyu Hanshin Holdings, Inc.	30,000	1,017,896
Keikyu Corp.	58,000	680,162
Keio Corp.	70,400	578,660
Keisei Electric Railway Co. Ltd.	16,300	385,924
Kintetsu Group Holdings Co. Ltd.	224,500	863,036
Nagoya Railroad Co. Ltd.	112,000	551,343
Nippon Express Co. Ltd.	103,500	547,523
Odakyu Electric Railway Co. Ltd.	37,150	735,735
Tobu Railway Co. Ltd.	123,000	624,252
Tokyu Corp.	129,900	956,694
West Japan Railway Co.	21,300	1,387,756

		15,045,178

Semiconductors & Semiconductor Equipment 0.2%
Rohm Co. Ltd.	10,400	665,041
Tokyo Electron Ltd.	19,800	2,050,979

		2,716,020

Software 0.3%
Konami Holdings Corp.	12,200	487,869
LINE Corp.*(d)	6,200	198,561
Nexon Co. Ltd.	19,700	299,937
Nintendo Co. Ltd.	14,300	2,926,951
Oracle Corp. Japan	5,400	302,566
Trend Micro, Inc.	13,800	535,534

		4,751,418

Specialty Retail 0.3%
ABC-Mart, Inc.	3,800	221,232
Fast Retailing Co. Ltd.	6,700	2,107,253
Hikari Tsushin, Inc.	3,100	283,291
Nitori Holdings Co. Ltd.	10,200	1,143,131
Shimamura Co. Ltd.	1,800	235,922
USS Co. Ltd.	21,500	377,353
Yamada Denki Co. Ltd.	77,700	428,082

		4,796,264

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	23,700	437,451
Canon, Inc.	134,400	3,976,411
FUJIFILM Holdings Corp.	55,100	2,133,762
Konica Minolta, Inc.	49,700	514,844
NEC Corp.	338,000	780,105
Ricoh Co. Ltd.	87,000	776,170
Seiko Epson Corp.	36,200	745,755

		9,364,498

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	18,500	360,376

Tobacco 0.3%
Japan Tobacco, Inc.	133,700	4,312,567

Trading Companies & Distributors 0.9%
ITOCHU Corp.	188,500	2,596,758
Marubeni Corp.	211,100	1,284,425
MISUMI Group, Inc.	34,600	646,458
Mitsubishi Corp.	190,300	4,298,894
Mitsui & Co. Ltd.	215,000	3,155,313
Sumitomo Corp.	149,600	1,875,353
Toyota Tsusho Corp.	25,800	709,656

		14,566,857

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co. Ltd.(d)	5,800	207,367
Kamigumi Co. Ltd.	33,000	320,785
Mitsubishi Logistics Corp.	16,400	233,288

		761,440

Wireless Telecommunication Services 1.2%
KDDI Corp.	225,100	6,048,073
NTT DOCOMO, Inc.	174,500	4,172,310
SoftBank Group Corp.	118,900	9,160,028

		19,380,411

		379,163,838

JERSEY 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	11,629	989,875

JORDAN 0.0%†
Pharmaceuticals 0.0%†
Hikma Pharmaceuticals plc	17,244	397,184

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
LUXEMBOURG 0.3%
Energy Equipment & Services 0.1%
Tenaris SA	59,479	$1,041,891

Life Sciences Tools & Services 0.0%†
Eurofins Scientific SE	1,381	620,016

Media 0.1%
RTL Group SA	5,169	394,898
SES SA, FDR	45,050	875,987

		1,270,885

Metals & Mining 0.1%
ArcelorMittal*	231,403	1,804,376

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	5,833	288,864

		5,026,032

MACAU 0.0%†
Hotels, Restaurants & Leisure 0.0%†
MGM China Holdings Ltd.	129,600	251,737
Wynn Macau Ltd.	170,800	310,622

		562,359

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo plc	26,764	491,292

NETHERLANDS 4.3%
Banks 0.5%
ABN AMRO Group NV, CVA Reg. S(c)	36,670	862,580
ING Groep NV	477,736	6,863,133

		7,725,713

Beverages 0.2%
Heineken Holding NV	11,877	834,337
Heineken NV	29,021	2,170,453

		3,004,790

Chemicals 0.2%
Akzo Nobel NV	31,189	2,116,652
Koninklijke DSM NV	23,270	1,483,472

		3,600,124

Construction & Engineering 0.0%†
BOSKALIS WESTMINSTER	10,418	385,444

Diversified Financial Services 0.0%†
EXOR NV	13,944	636,239

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	442,225	1,274,038

Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize NV	161,390	3,438,213

Industrial Conglomerates 0.2%
Koninklijke Philips NV	119,468	3,505,491

Insurance 0.2%
Aegon NV	228,580	1,242,446
NN Group NV	36,352	1,287,437

		2,529,883

Media 0.1%
Altice NV, Class A*	46,524	1,021,382
Altice NV, Class B*	13,585	299,822

		1,321,204

Oil, Gas & Consumable Fuels 1.8%
Koninklijke Vopak NV	8,337	358,117
Royal Dutch Shell plc, Class A	539,220	14,624,550
Royal Dutch Shell plc, Class B	466,352	13,171,849

		28,154,516

Professional Services 0.2%
Randstad Holding NV	14,218	827,198
Wolters Kluwer NV	38,357	1,466,838

		2,294,036

Semiconductors & Semiconductor Equipment 0.6%
ASML Holding NV	46,395	5,633,461
NXP Semiconductors NV*	37,045	3,624,853

		9,258,314

Software 0.0%†
Gemalto NV	9,969	579,354

		67,707,359

NEW ZEALAND 0.2%
Construction Materials 0.1%
Fletcher Building Ltd.	83,677	644,682

Diversified Telecommunication Services 0.0%†
Spark New Zealand Ltd.	228,203	588,004

Electric Utilities 0.0%†
Contact Energy Ltd.	99,933	350,191
Mercury NZ Ltd.	101,581	228,911

		579,102

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	32,750	209,332

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	181,952	351,546

Transportation Infrastructure 0.1%
Auckland International Airport Ltd.	131,315	658,663

		3,031,329

NORWAY 0.7%
Banks 0.1%
DNB ASA	123,096	2,053,553

Chemicals 0.1%
Yara International ASA	22,863	964,032

Diversified Telecommunication Services 0.1%
Telenor ASA	93,524	1,482,586

Food Products 0.1%
Marine Harvest ASA*	50,679	894,780
Orkla ASA	102,674	957,928

		1,852,708

Insurance 0.0%†
Gjensidige Forsikring ASA	23,152	398,421

Media 0.0%†
Schibsted ASA, Class A	8,230	217,624
Schibsted ASA, Class B	10,371	258,224

		475,848

Metals & Mining 0.1%
Norsk Hydro ASA	166,961	952,401

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	141,380	2,636,340

		10,815,889

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal SA	291,695	$848,284

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	28,930	489,658

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	65,609	966,698

		2,304,640

SINGAPORE 1.3%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	191,400	448,553

Airlines 0.0%†
Singapore Airlines Ltd.	63,113	444,507

Banks 0.5%
DBS Group Holdings Ltd.	223,250	3,018,334
Oversea-Chinese Banking Corp. Ltd.	396,189	2,642,426
United Overseas Bank Ltd.	163,162	2,426,540

		8,087,300

Capital Markets 0.1%
Singapore Exchange Ltd.	112,900	593,859

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	13,526	396,627

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,008,403	2,772,497

Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	273,675	477,853
CapitaLand Commercial Trust	282,000	305,511
CapitaLand Mall Trust	320,300	440,127
Suntec Real Estate Investment Trust	203,400	249,980

		1,473,471

Food Products 0.1%
Golden Agri-Resources Ltd.	920,771	276,962
Wilmar International Ltd.	230,658	634,774

		911,736

Hotels, Restaurants & Leisure 0.1%
Genting Singapore plc	746,417	514,832

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	182,300	799,948
Sembcorp Industries Ltd.	136,243	304,270

		1,104,218

Media 0.0%†
Singapore Press Holdings Ltd.(d)	200,500	491,669

Real Estate Management & Development 0.1%
CapitaLand Ltd.	323,045	753,905
City Developments Ltd.	56,099	368,233
Global Logistic Properties Ltd.	330,700	609,474
UOL Group Ltd.	67,213	304,413

		2,036,025

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.	235,920	403,705

Transportation Infrastructure 0.0%†
SATS Ltd.	74,500	279,107

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	87,181	183,555

		20,141,661

SOUTH AFRICA 0.1%
Capital Markets 0.0%†
Investec plc	66,477	471,658

Health Care Providers & Services 0.0%†
Mediclinic International plc	46,431	459,382

Paper & Forest Products 0.1%
Mondi plc	47,072	1,040,393

		1,971,433

SPAIN 3.1%
Banks 1.3%
Banco Bilbao Vizcaya Argentaria SA	828,623	5,635,128
Banco de Sabadell SA	646,158	975,517
Banco Popular Espanol SA(d)	404,498	418,851
Banco Santander SA	1,811,776	10,122,157
Bankia SA	580,281	613,450
Bankinter SA	84,270	678,297
CaixaBank SA	423,703	1,553,080

		19,996,480

Biotechnology 0.1%
Grifols SA	38,675	830,278

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	24,156	744,498
Ferrovial SA	62,210	1,129,257

		1,873,755

Diversified Telecommunication Services 0.3%
Telefonica SA	570,578	5,520,401

Electric Utilities 0.4%
Endesa SA	41,418	854,144
Iberdrola SA	696,291	4,397,872
Red Electrica Corp. SA	52,391	936,858

		6,188,874

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	73,668	389,909

Gas Utilities 0.1%
Enagas SA	26,201	643,477
Gas Natural SDG SA	46,455	896,118

		1,539,595

Insurance 0.0%†
Mapfre SA(d)	94,342	286,050

IT Services 0.2%
Amadeus IT Group SA(d)	55,273	2,556,977

Machinery 0.0%†
Zardoya Otis SA	26,959	227,558

Oil, Gas & Consumable Fuels 0.1%
Repsol SA(d)	142,101	2,106,177

Specialty Retail 0.3%
Industria de Diseno Textil SA	137,399	4,544,547

Transportation Infrastructure 0.2%
Abertis Infraestructuras SA	81,438	1,166,982
Aena SA Reg. S(c)	8,347	1,213,882

		2,380,864

		48,441,465

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWEDEN 2.9%
Banks 0.8%
Nordea Bank AB	382,594	$4,618,782
Skandinaviska Enskilda Banken AB, Class A	191,332	2,149,196
Svenska Handelsbanken AB, Class A	191,742	2,862,460
Swedbank AB, Class A	114,068	2,884,216

		12,514,654

Building Products 0.2%
Assa Abloy AB, Class B	126,248	2,388,923

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	38,368	610,947

Communications Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class B	386,616	2,288,123

Construction & Engineering 0.1%
Skanska AB, Class B	42,118	1,029,790

Diversified Financial Services 0.2%
Industrivarden AB, Class C	21,792	422,265
Investor AB, Class B	57,372	2,290,075
Kinnevik AB, Class B	27,964	717,906
L E Lundbergforetagen AB, Class B	5,444	350,280

		3,780,526

Diversified Telecommunication Services 0.1%
Telia Co. AB	325,699	1,321,178

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	32,214	1,274,279

Food & Staples Retailing 0.0%†
ICA Gruppen AB(d)	10,956	358,028

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B	23,852	385,331

Household Durables 0.1%
Electrolux AB Series B	30,095	800,259
Husqvarna AB, Class B	36,924	309,251

		1,109,510

Household Products 0.2%
Svenska Cellulosa AB SCA, Class B	76,613	2,305,408

Machinery 0.6%
Alfa Laval AB	38,546	720,663
Atlas Copco AB, Class A	84,583	2,712,725
Atlas Copco AB, Class B	47,734	1,384,357
Sandvik AB	124,964	1,686,841
SKF AB, Class B	49,842	1,002,912
Volvo AB, Class B	193,994	2,482,692

		9,990,190

Metals & Mining 0.1%
Boliden AB	33,462	976,167

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	22,319	481,654

Specialty Retail 0.2%
Hennes & Mauritz AB, Class B	119,589	3,421,680

Tobacco 0.1%
Swedish Match AB	25,035	815,058

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	44,534	392,641

		45,444,087

SWITZERLAND 9.3%
Beverages 0.0%†
Coca-Cola HBC AG*	20,639	471,768

Biotechnology 0.2%
Actelion Ltd. REG*	12,216	3,189,509

Building Products 0.1%
Geberit AG REG	4,666	1,994,202

Capital Markets 0.9%
Credit Suisse Group AG REG*	250,078	3,817,473
Julius Baer Group Ltd.*	28,602	1,344,602
Partners Group Holding AG	2,112	1,067,338
UBS Group AG REG	451,603	7,339,154

		13,568,567

Chemicals 0.6%
EMS-Chemie Holding AG REG	1,005	518,783
Givaudan SA REG	1,163	2,096,704
Sika AG	271	1,424,173
Syngenta AG REG	11,661	4,956,083

		8,995,743

Construction Materials 0.2%
LafargeHolcim Ltd. REG*	57,334	3,087,083

Diversified Financial Services 0.0%†
Pargesa Holding SA	4,620	307,751

Diversified Telecommunication Services 0.1%
Swisscom AG REG	2,993	1,320,351

Electrical Equipment 0.3%
ABB Ltd. REG*	230,426	5,491,246

Food Products 1.9%
Aryzta AG*	10,916	300,683
Barry Callebaut AG REG*	294	363,790
Chocoladefabriken Lindt & Spruengli AG	133	738,200
Chocoladefabriken Lindt & Spruengli AG REG	12	778,304
Nestle SA REG	387,727	28,406,640

		30,587,617

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG	6,377	844,348

Insurance 0.7%
Baloise Holding AG REG	6,434	828,461
Swiss Life Holding AG REG*	4,122	1,251,388
Swiss Re AG	39,150	3,658,514
Zurich Insurance Group AG*	18,415	5,303,035

		11,041,398

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	6,760	1,241,942

Machinery 0.1%
Schindler Holding AG REG	2,533	477,160
Schindler Holding AG - Participation Certificate	5,210	993,116

		1,470,276

Marine 0.1%
Kuehne + Nagel International AG REG	6,807	931,388

Metals & Mining 0.4%
Glencore plc*	1,541,167	6,383,031

Pharmaceuticals 2.6%
Galenica AG REG	432	473,642
Novartis AG REG	278,363	20,550,856
Roche Holding AG	87,820	20,808,810

		41,833,308

Professional Services 0.2%
Adecco Group AG REG	19,992	1,430,524

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)
Professional Services (continued)
SGS SA REG	688	$1,459,788

		2,890,312

Real Estate Management & Development 0.0%†
Swiss Prime Site AG REG*	9,228	768,722

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	80,285	1,059,615

Specialty Retail 0.1%
Dufry AG REG*	5,963	851,257

Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA REG	65,750	5,120,592
Swatch Group AG (The)	10,622	1,841,604

		6,962,196

Trading Companies & Distributors 0.1%
Wolseley plc	31,790	1,968,764

		147,260,394

UNITED KINGDOM 15.4%
Aerospace & Defense 0.4%
BAE Systems plc	399,805	2,936,446
Cobham plc	177,699	304,076
Meggitt plc	96,189	507,297
Rolls-Royce Holdings plc*	231,606	1,950,732

		5,698,551

Air Freight & Logistics 0.0%†
Royal Mail plc	111,091	576,936

Airlines 0.1%
easyJet plc	22,548	270,307
International Consolidated Airlines Group SA	109,798	660,121

		930,428

Auto Components 0.1%
GKN plc	208,393	903,548

Automobiles 0.1%
Fiat Chrysler Automobiles NV*	116,330	1,273,752

Banks 2.5%
Barclays plc	2,130,600	5,913,100
HSBC Holdings plc	2,486,860	21,215,224
Lloyds Banking Group plc	7,900,814	6,480,264
Royal Bank of Scotland Group plc*	444,009	1,243,876
Standard Chartered plc*	413,541	4,049,542

		38,902,006

Beverages 0.6%
Coca-Cola European Partners plc	28,651	989,367
Diageo plc	311,328	8,648,028

		9,637,395

Capital Markets 0.3%
3i Group plc	122,525	1,082,357
Aberdeen Asset Management plc	128,177	424,197
Hargreaves Lansdown plc	33,224	567,584
London Stock Exchange Group plc	38,926	1,558,448
Schroders plc	17,818	660,840

		4,293,426

Chemicals 0.1%
Croda International plc	16,766	707,979
Johnson Matthey plc	23,991	984,066

		1,692,045

Commercial Services & Supplies 0.1%
Babcock International Group plc	33,597	378,383
G4S plc	190,887	614,974

		993,357

Consumer Finance 0.0%†
Provident Financial plc	18,244	628,242

Diversified Telecommunication Services 0.3%
BT Group plc	1,062,895	4,076,221
Inmarsat plc	54,422	416,971

		4,493,192

Electric Utilities 0.1%
SSE plc	126,921	2,385,941

Energy Equipment & Services 0.0%†
Petrofac Ltd.	35,696	413,331

Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The)	121,941	896,290
Hammerson plc	97,061	668,977
Intu Properties plc	117,513	400,807
Land Securities Group plc	100,936	1,264,987
Segro plc	103,833	603,166

		3,834,227

Food & Staples Retailing 0.2%
J Sainsbury plc	193,618	629,949
Tesco plc*	1,029,614	2,529,312
Wm Morrison Supermarkets plc	290,308	865,492

		4,024,753

Food Products 0.1%
Associated British Foods plc	44,427	1,338,812
Tate & Lyle plc	62,561	528,789

		1,867,601

Health Care Equipment & Supplies 0.1%
Smith & Nephew plc	112,356	1,680,808

Hotels, Restaurants & Leisure 0.4%
Compass Group plc	206,939	3,682,905
InterContinental Hotels Group plc	23,169	1,075,894
Merlin Entertainments plc Reg. S(c)	97,359	585,335
Whitbread plc	23,065	1,141,765
William Hill plc	120,530	393,158

		6,879,057

Household Durables 0.2%
Barratt Developments plc	131,683	794,122
Berkeley Group Holdings plc	13,549	478,544
Persimmon plc	40,239	980,076
Taylor Wimpey plc	390,561	824,558

		3,077,300

Household Products 0.4%
Reckitt Benckiser Group plc	77,816	6,677,050

Industrial Conglomerates 0.1%
DCC plc	9,578	772,593
Smiths Group plc	50,338	954,101

		1,726,694

Insurance 1.1%
Admiral Group plc	26,637	596,778
Aviva plc	511,164	3,077,659
Direct Line Insurance Group plc	164,087	735,079
Legal & General Group plc	749,736	2,223,492
Old Mutual plc	616,611	1,619,174
Prudential plc	324,852	6,295,228
RSA Insurance Group plc	126,000	912,303
St James’s Place plc	64,890	877,868

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Insurance (continued)
Standard Life plc	248,864	$1,087,301

		17,424,882

Internet Software & Services 0.0%†
Auto Trader Group plc Reg. S(c)	119,108	601,570

IT Services 0.0%†
Worldpay Group plc Reg. S(c)	233,991	844,143

Machinery 0.1%
CNH Industrial NV	127,757	1,134,954
IMI plc	31,128	458,026
Weir Group plc (The)	27,273	690,896

		2,283,876

Media 0.5%
ITV plc	458,088	1,175,468
Pearson plc	104,752	816,650
Sky plc	128,295	1,620,964
WPP plc	161,686	3,763,098

		7,376,180

Metals & Mining 0.8%
Anglo American plc*	176,623	3,044,681
Rio Tinto Ltd.	53,431	2,710,523
Rio Tinto plc	152,336	6,748,941

		12,504,145

Multiline Retail 0.1%
Marks & Spencer Group plc	199,275	844,649
Next plc	18,013	869,144

		1,713,793

Multi-Utilities 0.5%
Centrica plc	688,656	1,949,599
National Grid plc	474,191	5,554,290

		7,503,889

Oil, Gas & Consumable Fuels 0.9%
BP plc	2,340,423	13,978,267

Personal Products 0.9%
Unilever NV, CVA	201,464	8,171,745
Unilever plc	157,937	6,397,372

		14,569,117

Pharmaceuticals 1.3%
AstraZeneca plc	156,363	8,298,034
GlaxoSmithKline plc	605,826	11,707,587

		20,005,621

Professional Services 0.4%
Capita plc	84,673	534,214
Intertek Group plc	20,049	858,232
RELX NV	124,768	2,107,423
RELX plc	137,270	2,464,011

		5,963,880

Software 0.1%
Sage Group plc (The)	133,509	1,032,578

Specialty Retail 0.1%
Dixons Carphone plc	120,968	482,537
Kingfisher plc	279,755	1,186,944

		1,669,481

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc	56,767	1,173,911

Tobacco 1.3%
British American Tobacco plc	232,160	14,330,757
Imperial Brands plc	120,758	5,594,439

		19,925,196

Trading Companies & Distributors 0.2%
Ashtead Group plc	57,698	1,169,792
Bunzl plc	43,360	1,142,997
Travis Perkins plc	27,253	499,840

		2,812,629

Water Utilities 0.1%
Severn Trent plc	25,630	734,646
United Utilities Group plc	85,735	992,858

		1,727,504

Wireless Telecommunication Services 0.5%
Vodafone Group plc	3,286,859	8,051,267

		243,751,569

UNITED STATES 0.6%
Biotechnology 0.4%
Shire plc	110,556	6,155,293

Hotels, Restaurants & Leisure 0.1%
Carnival plc	24,079	1,288,198

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	28,393	826,243

Pharmaceuticals 0.0%†
Taro Pharmaceutical Industries Ltd.*(d)	2,161	225,803

Software 0.1%
Mobileye NV*	21,225	911,826

		9,407,363

Total Common Stocks (cost $1,381,909,290)		1,556,691,084

Preferred Stocks 0.6%

	Shares	Market Value

GERMANY 0.6%
Auto Components 0.0%†
Schaeffler AG Preference Shares	14,175	229,862

Automobiles 0.4%
Bayerische Motoren Werke AG Preference Shares	6,791	510,172
Porsche Automobil Holding SE Preference Shares	18,981	1,141,769
Volkswagen AG Preference Shares	23,376	3,650,305

		5,302,246

Chemicals 0.0%†
Fuchs Petrolub SE Preference Shares	6,547	299,814

Household Products 0.2%
Henkel AG & Co. KGaA Preference Shares	22,745	2,776,557

Total Preferred Stocks (cost $7,141,391)		8,608,479

Rights 0.0%†

	Number of Rights	Market Value

SPAIN 0.0%†
Construction & Engineering 0.0%†
ACS Actividades de Construccion y Servicios SA, expiring at an exercise price of $0.00 on 02/03/17*	24,156	10,848

Total Rights (cost $11,134)		10,848

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Investment Company 0.0%

	Shares	Market Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.47% (e)(f)	454,797	$454,797

Total Investment Company (cost $454,797)		454,797

Repurchase Agreement 0.6%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.55%, Dated 01/31/17, due 02/01/17, repurchase price $9,896,601, collateralized by U.S. Treasury note, 2.13%, maturing 05/15/25; total market value $10,157,865.(f)	$9,896,450	9,896,450

Total Repurchase Agreement (cost $9,896,450)		9,896,450

Total Investments (cost $1,399,413,062) (g) — 99.7%		1,575,661,658
Other assets in excess of liabilities — 0.3%		4,220,985

NET ASSETS — 100.0%		$1,579,882,643

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	Illiquid security.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2017 was $7,580,274 which represents 0.48% of net assets.
(d)	The security or a portion of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $9,880,821, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $454,797 and $9,896,450 respectively.
(e)	Represents 7-day effective yield as of January 31, 2017.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2017 was $10,351,247.
(g)	At January 31, 2017, the tax basis cost of the Fund’s investments was $1,513,069,863, tax unrealized appreciation and depreciation were $215,819,912 and $(153,228,117), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
Abp	Public Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
DJ	Dow Jones
FDR	Fiduciary Depositary Receipt
FTSE	Financial Times Stock Exchange
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
plc	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SCA	Limited partnership with share capital
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SGX	Singapore Exchange
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

At January 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
173	DJ Euro Stoxx 50	03/17/17	$6,039,608	$(102,586)
45	FTSE 100 Index	03/17/17	3,988,457	(36,450)
51	SGX Nikkei 225 Index	03/09/17	4,288,770	(56,877)
21	SPI 200 Index	03/16/17	2,211,779	(36,411)

			$16,528,614	$(232,324)

At January 31, 2017 the fund had $965,648 segregated in foreign currency as collateral with the broker for open futures contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$17,005,036	$—	$17,005,036
Air Freight & Logistics	—	5,920,674	—	5,920,674
Airlines	—	3,143,676	—	3,143,676
Auto Components	—	20,294,388	—	20,294,388
Automobiles	—	55,186,419	—	55,186,419
Banks	—	197,797,720	—	197,797,720
Beverages	—	32,990,640	—	32,990,640
Biotechnology	—	16,468,364	—	16,468,364
Building Products	—	12,742,574	—	12,742,574
Capital Markets	—	37,059,373	—	37,059,373
Chemicals	—	61,943,597	—	61,943,597
Commercial Services & Supplies	—	8,945,715	—	8,945,715
Communications Equipment	—	5,434,128	—	5,434,128
Construction & Engineering	—	13,531,517	—	13,531,517
Construction Materials	—	11,626,634	—	11,626,634
Consumer Finance	—	1,469,659	—	1,469,659
Containers & Packaging	—	1,960,459	—	1,960,459
Distributors	—	396,627	—	396,627
Diversified Consumer Services	—	273,594	—	273,594
Diversified Financial Services	—	11,205,938	—	11,205,938
Diversified Telecommunication Services	—	44,352,964	—	44,352,964

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electric Utilities	$—	$25,702,316	$—	$25,702,316
Electrical Equipment	—	22,898,189	—	22,898,189
Electronic Equipment, Instruments & Components	—	21,313,753	—	21,313,753
Energy Equipment & Services	—	1,784,576	—	1,784,576
Equity Real Estate Investment Trusts (REITs)	—	27,119,001	—	27,119,001
Food & Staples Retailing	—	26,213,421	—	26,213,421
Food Products	1,439,522	46,410,626	—	47,850,148
Gas Utilities	—	6,506,712	—	6,506,712
Health Care Equipment & Supplies	—	14,432,312	—	14,432,312
Health Care Providers & Services	—	10,477,822	—	10,477,822
Health Care Technology	—	685,102	—	685,102
Hotels, Restaurants & Leisure	385,451	20,723,246	—	21,108,697
Household Durables	—	17,079,563	—	17,079,563
Household Products	—	11,975,754	—	11,975,754
Independent Power and Renewable Electricity Producers	—	788,511	—	788,511
Industrial Conglomerates	1,893,650	24,911,369	—	26,805,019
Insurance	—	86,364,137	—	86,364,137
Internet & Direct Marketing Retail	—	2,040,778	—	2,040,778
Internet Software & Services	—	2,882,737	—	2,882,737
IT Services	—	10,323,961	—	10,323,961
Leisure Products	—	3,203,891	—	3,203,891
Life Sciences Tools & Services	—	2,688,201	—	2,688,201
Machinery	—	40,581,070	—	40,581,070
Marine	—	4,012,327	—	4,012,327
Media	—	17,769,893	—	17,769,893
Metals & Mining	—	49,576,335	—	49,576,335
Multiline Retail	—	4,788,648	—	4,788,648
Multi-Utilities	601,956	16,176,603	—	16,778,559
Oil, Gas & Consumable Fuels	—	78,756,473	—	78,756,473
Paper & Forest Products	—	3,791,800	—	3,791,800
Personal Products	—	26,437,682	—	26,437,682
Pharmaceuticals	4,069,919	116,665,750	—	120,735,669
Professional Services	—	16,651,902	—	16,651,902
Real Estate Management & Development	916,965	30,258,751	—	31,175,716
Road & Rail	—	18,262,547	—	18,262,547
Semiconductors & Semiconductor Equipment	3,624,853	12,367,016	—	15,991,869
Software	2,493,035	19,343,693	—	21,836,728
Specialty Retail	—	15,283,229	—	15,283,229
Technology Hardware, Storage & Peripherals	—	9,364,498	—	9,364,498
Textiles, Apparel & Luxury Goods	—	28,411,176	—	28,411,176
Tobacco	—	25,052,821	—	25,052,821
Trading Companies & Distributors	912,980	21,141,401	—	22,054,381
Transportation Infrastructure	346,867	9,012,355	—	9,359,222
Water Utilities	—	1,727,504	—	1,727,504
Wireless Telecommunication Services	—	28,296,738	—	28,296,738

Total Common Stocks	$16,685,198	$1,540,005,886	$—	$1,556,691,084

Investment Company	454,797	—	—	454,797
Preferred Stocks	—	8,608,479	—	8,608,479
Repurchase Agreement	—	9,896,450	—	9,896,450
Rights	10,848	—	—	10,848

Total Assets	$17,150,843	$1,558,510,815	$—	$1,575,661,658

Liabilities:
Futures Contracts	$(232,324)	$—	$—	$(232,324)

Total Liabilities	$(232,324)	$—	$—	$(232,324)

Total	$16,918,519	$1,558,510,815	$—	$1,575,429,334

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

(a) During the period ended January 31, 2017, the Fund had three transfers of international common stocks from Level 1 to Level 2. The total market value of the three investments at the time of the transfer and at January 31, 2017, was $14,653,753 and $11,080,421, respectively. Each investment was previously valued using the last quoted sales price from the local exchange on which it traded, resulting in a Level 1 classification. At January 31, 2017, the Fund valued each of these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in a Level 2 classification.

(b) During the period ended January 31, 2017, the Fund had a transfer of an international common stock from Level 2 to Level 1. The market value at the time of the transfer and at January 31, 2017, was $1,653,641 and $1,439,522, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At January 31, 2017, the Fund valued this security using the last quoted sales price without a fair value factor, resulting in the Level 1 classification.

During the period ended January 31, 2017, the Fund held two common stocks investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2017

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(232,324)

Total		$(232,324)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide International Small Cap Fund

Common Stocks 93.9%

	Shares	Market Value
AUSTRALIA 6.7%
Chemicals 0.6%
Nufarm Ltd.	180,232	$1,227,599

Construction Materials 0.1%
Boral Ltd.	55,203	243,958

Containers & Packaging 0.9%
Orora Ltd.	821,143	1,776,737

Electric Utilities 0.8%
Spark Infrastructure Group	922,178	1,638,999

Equity Real Estate Investment Trusts (REITs) 0.5%
National Storage REIT	851,202	932,919

Hotels, Restaurants & Leisure 0.3%
Domino’s Pizza Enterprises Ltd.	15,076	680,134

Insurance 0.3%
AUB Group Ltd.	62,844	499,009

Internet Software & Services 0.3%
NEXTDC Ltd.*	293,963	687,830

Metals & Mining 1.0%
OZ Minerals Ltd.	193,882	1,322,973
Western Areas Ltd.*	341,141	636,952

		1,959,925

Oil, Gas & Consumable Fuels 0.9%
Caltex Australia Ltd.	36,830	799,308
FAR Ltd.*	2,937,541	178,369
Karoon Gas Australia Ltd.*	265,756	362,532
Sundance Energy Australia Ltd.*	2,534,853	385,863

		1,726,072

Software 0.2%
Bravura Solutions Ltd.*	453,049	479,311

Thrifts & Mortgage Finance 0.6%
Genworth Mortgage Insurance Australia Ltd.	445,265	1,124,062

Transportation Infrastructure 0.2%
Macquarie Atlas Roads Group	41,151	156,696
Qube Holdings Ltd.	93,941	163,962

		320,658

		13,297,213

AUSTRIA 0.5%
Air Freight & Logistics 0.1%
Oesterreichische Post AG*	3,468	125,456

Construction Materials 0.1%
Wienerberger AG	12,275	236,950

Electrical Equipment 0.3%
Zumtobel Group AG	41,236	692,743

		1,055,149

BELGIUM 1.6%
Air Freight & Logistics 0.1% bpost SA	11,008	266,290

Biotechnology 1.3%
Ablynx NV*	31,211	402,300
Galapagos NV*	31,688	2,065,007

		2,467,307

Media 0.2%
Telenet Group Holding NV*	7,655	410,767

		3,144,364

BRAZIL 0.1%
Oil, Gas & Consumable Fuels 0.1%
QGEP Participacoes SA	128,550	231,717

CANADA 2.1%
Chemicals 0.2%
EcoSynthetix, Inc.*	251,180	413,084

Energy Equipment & Services 0.8%
McCoy Global, Inc.*	125,016	182,540
Strad Energy Services Ltd.*	650,731	900,146
Total Energy Services, Inc.	49,110	557,807

		1,640,493

Multi-Utilities 0.9%
Atco Ltd., Class I	50,365	1,773,468

Oil, Gas & Consumable Fuels 0.2%
Canacol Energy Ltd.*	120,820	344,470

		4,171,515

CHINA 1.5%
Containers & Packaging 0.5%
Greatview Aseptic Packaging Co. Ltd.	2,074,336	978,601

Electronic Equipment, Instruments & Components 0.4%
Sunny Optical Technology Group Co. Ltd.	139,285	816,142

Independent Power and Renewable Electricity Producers 0.5%
China Longyuan Power Group Corp., H Shares	1,169,245	955,062

Semiconductors & Semiconductor Equipment 0.1%
Silergy Corp.	12,970	197,031

		2,946,836

DENMARK 0.3%
Building Products 0.1%
Rockwool International A/S, Class B	705	125,775

Construction & Engineering 0.1%
FLSmidth & Co. A/S	4,898	227,949

Marine 0.1%
Dfds A/S	3,150	154,074

		507,798

FINLAND 2.2%
Chemicals 0.3%
Kemira OYJ	46,351	580,702

Machinery 0.1%
Konecranes OYJ	5,256	206,559

Metals & Mining 0.7%
Outokumpu OYJ*	161,887	1,448,586

Multiline Retail 0.6%
Tokmanni Group Corp.*	115,768	1,149,905

Paper & Forest Products 0.5%
Metsa Board OYJ	135,410	924,956

		4,310,708

FRANCE 4.6%
Airlines 0.0%†
Air France-KLM*	13,637	72,052

Biotechnology 0.5%
Innate Pharma SA*	67,539	952,200

Food Products 0.6%
Bonduelle SCA	46,173	1,190,767

Health Care Equipment & Supplies 1.1%
BioMerieux	13,199	2,088,079

Insurance 1.0%
Co.face SA	291,857	1,886,358

IT Services 0.2%
Altran Technologies SA	32,876	486,482

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Specialty Retail 1.2%
Groupe Fnac SA*	18,967	$1,227,483
Maisons du Monde SA*(a)	41,022	1,156,900

		2,384,383

		9,060,321

GERMANY 2.0%
Aerospace & Defense 0.3%
MTU Aero Engines AG	5,634	674,889

Biotechnology 0.2%
Affimed NV*	191,310	353,924

Health Care Equipment & Supplies 0.2%
STRATEC Biomedical AG	8,664	456,723

Machinery 0.9%
Duerr AG	14,893	1,291,997
KION Group AG	6,890	419,904

		1,711,901

Real Estate Management & Development 0.4%
LEG Immobilien AG *	9,950	782,620

		3,980,057

GREECE 0.4%
Diversified Telecommunication Services 0.4%
Hellenic Telecommunications Organization SA	80,946	734,154

HONG KONG 1.4%
Containers & Packaging 0.2%
AMVIG Holdings Ltd.	1,187,887	407,213

Electronic Equipment, Instruments & Components 0.3%
Tongda Group Holdings Ltd.	1,961,530	548,120

Internet Software & Services 0.4%
SUNeVision Holdings Ltd.	1,808,218	867,979

Real Estate Management & Development 0.2%
Hysan Development Co. Ltd.	107,205	488,581

Wireless Telecommunication Services 0.3%
SmarTone TeleCommunications Holdings Ltd.	365,330	503,297

		2,815,190

INDIA 0.2%
Construction Materials 0.2%
Ambuja Cements Ltd., GDR	114,010	383,986

INDONESIA 0.7%
Diversified Telecommunication Services 0.3%
Link Net Tbk PT	1,409,735	527,892

Media 0.4%
Surya Citra Media Tbk PT	4,216,385	891,177

		1,419,069

IRELAND 6.2%
Building Products 0.2%
Kingspan Group plc	15,917	463,245

Containers & Packaging 1.3%
Smurfit Kappa Group plc	97,409	2,567,511

Equity Real Estate Investment Trusts (REITs) 0.2%
Hibernia REIT plc	303,308	397,501

Food Products 1.1%
Greencore Group plc	728,289	2,168,028

Household Durables 1.9%
Cairn Homes plc*	2,724,233	3,727,476

Insurance 0.2%
FBD Holdings plc*	51,118	427,660

Marine 1.3%
Irish Continental Group plc	507,593	2,574,664

		12,326,085

ISRAEL 1.0%
Banks 0.5%
Mizrahi Tefahot Bank Ltd.	65,335	1,006,344

Diversified Telecommunication Services 0.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	289,687	506,065

Real Estate Management & Development 0.2%
Melisron Ltd.	8,738	400,340

		1,912,749

ITALY 5.8%
Banks 0.9%
BPER Banca	164,634	936,284
FinecoBank Banca Fineco SpA	158,479	944,046

		1,880,330

Capital Markets 0.9%
Anima Holding SpA(a)	150,476	897,291
Banca Generali SpA	33,277	848,851

		1,746,142

Construction Materials 1.1%
Buzzi Unicem SpA	90,449	2,230,278

Diversified Financial Services 0.5%
Cerved Information Solutions SpA	124,507	1,018,960

Health Care Equipment & Supplies 0.9%
DiaSorin SpA	30,232	1,803,108

Textiles, Apparel & Luxury Goods 1.4%
Brunello Cucinelli SpA	30,561	690,163
Moncler SpA	58,120	1,116,953
Tod’s SpA	11,023	794,280

		2,601,396

Transportation Infrastructure 0.1%
Ansaldo STS SpA	11,307	142,809

		11,423,023

JAPAN 22.3%
Banks 1.1%
Bank of Kyoto Ltd. (The)	130,720	1,021,897
San-In Godo Bank Ltd. (The)	135,630	1,132,235

		2,154,132

Capital Markets 0.8%
Ichiyoshi Securities Co. Ltd.	102,985	799,587
Matsui Securities Co. Ltd.	89,940	770,171

		1,569,758

Chemicals 1.7%
JSR Corp.	52,590	901,361
Mitsui Chemicals, Inc.	209,595	985,639
Tokyo Ohka Kogyo Co. Ltd.	43,185	1,542,894

		3,429,894

Commercial Services & Supplies 0.2%
Park24 Co. Ltd.	15,065	415,805

Construction & Engineering 0.4%
SHO-BOND Holdings Co. Ltd.	15,845	672,879
Taisei Corp.	10,790	76,648

		749,527

Construction Materials 0.4%
Taiheiyo Cement Corp.	229,805	803,005

Consumer Finance 0.4%
Pocket Card Co. Ltd.	165,600	878,358

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Electric Utilities 0.8%
Hokkaido Electric Power Co., Inc.	210,335	$1,524,048

Electronic Equipment, Instruments & Components 0.5%
Alps Electric Co. Ltd.	6,500	173,133
Optex Group Co. Ltd.	36,960	862,337

		1,035,470

Food Products 1.3%
Itoham Yonekyu Holdings, Inc.*	297,330	2,633,367

Health Care Equipment & Supplies 0.2%
CYBERDYNE, Inc.*	22,130	312,353

Household Durables 0.1%
Pioneer Corp.*	113,820	249,837

IT Services 2.3%
GMO Payment Gateway, Inc.	37,960	1,888,031
Obic Co. Ltd.	31,270	1,500,909
SCSK Corp.	11,930	447,825
Wellnet Corp.	66,990	783,522

		4,620,287

Machinery 1.6%
Daifuku Co. Ltd.	6,500	143,693
Harmonic Drive Systems, Inc.	54,410	1,639,943
Makino Milling Machine Co. Ltd.	132,046	1,155,441
MINEBEA MITSUMI, Inc.	30,330	301,514

		3,240,591

Media 2.5%
Hakuhodo DY Holdings, Inc.	157,150	1,933,486
TV Asahi Holdings Corp.	137,100	2,744,818

		4,678,304

Multiline Retail 1.0%
Don Quijote Holdings Co. Ltd.	25,290	917,909
H2O Retailing Corp.	65,415	1,082,640

		2,000,549

Oil, Gas & Consumable Fuels 0.0%†
Japan Petroleum Exploration Co. Ltd.	4,335	97,379

Personal Products 0.8%
Ci:z Holdings Co. Ltd.	54,640	1,577,741

Pharmaceuticals 0.5%
Sawai Pharmaceutical Co. Ltd.	19,255	1,011,360

Professional Services 0.8%
Temp Holdings Co. Ltd.	96,990	1,682,036

Real Estate Management & Development 1.3%
Kenedix, Inc.	314,880	1,177,081
Takara Leben Co. Ltd.	133,015	744,646
Tokyo Tatemono Co. Ltd.	48,750	645,606

		2,567,333

Road & Rail 0.3%
Hitachi Transport System Ltd.	4,620	94,290
Nikkon Holdings Co. Ltd.	5,635	116,648
Sankyu, Inc.	26,000	163,940
Seino Holdings Co. Ltd.	14,445	167,053

		541,931

Semiconductors & Semiconductor Equipment 1.7%
Disco Corp.	6,545	835,691
SCREEN Holdings Co. Ltd.	10,730	671,049
Sumco Corp.	124,235	1,942,308

		3,449,048

Software 0.5%
Capcom Co. Ltd.	42,610	904,369

Specialty Retail 1.0%
Adastria Co. Ltd.	40,730	1,093,011
United Arrows Ltd.	33,655	950,668

		2,043,679

Wireless Telecommunication Services 0.1%
WirelessGate, Inc.	17,330	266,366

		44,436,527

JERSEY 0.3%
Capital Markets 0.3%
Sanne Group plc	82,690	647,406

JORDAN 0.3%
Pharmaceuticals 0.3%
Hikma Pharmaceuticals plc	28,772	662,711

LUXEMBOURG 1.1%
Multiline Retail 0.7%
B&M European Value Retail SA	354,598	1,343,504

Wireless Telecommunication Services 0.4%
Millicom International Cellular SA	445	22,014
Millicom International Cellular SA, SDR	16,943	839,056

		861,070

		2,204,574

MALAYSIA 0.2%
Electronic Equipment, Instruments & Components 0.2%
Inari Amertron Bhd	908,530	365,094

MEXICO 0.4%
Consumer Finance 0.4%
Unifin Financiera SAB de CV SOFOM ENR	365,435	866,558

NETHERLANDS 2.1%
Air Freight & Logistics 0.1%
PostNL NV*	46,854	205,641

Biotechnology 0.8%
Merus BV*	63,639	1,685,161

Construction & Engineering 0.1%
Koninklijke BAM Groep NV	22,951	108,286

IT Services 0.4%
InterXion Holding NV*	19,860	763,220

Trading Companies & Distributors 0.7%
IMCD Group NV	31,286	1,405,186

		4,167,494

NEW ZEALAND 1.3%
Airlines 0.0%†
Air New Zealand Ltd.	57,111	88,030

Health Care Equipment & Supplies 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	141,451	901,986

Oil, Gas & Consumable Fuels 0.8%
New Zealand Refining Co. Ltd. (The)	347,149	688,296
Z Energy Ltd.	180,694	964,830

		1,653,126

		2,643,142

NORWAY 1.2%
Airlines 0.0%†
Norwegian Air Shuttle ASA*	2,743	89,544

Energy Equipment & Services 0.1%
Aker Solutions ASA*	48,692	262,562

Oil, Gas & Consumable Fuels 0.1%
DNO ASA*	114,685	120,034

Real Estate Management & Development 0.5%
Entra ASA(a)	87,345	942,067

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
NORWAY (continued)
Specialty Retail 0.5%
XXL ASA	78,736	$907,212

		2,321,419

PHILIPPINES 0.6%
Construction Materials 0.3%
CEMEX Holdings Philippines, Inc.*(a)	2,356,686	530,391

Oil, Gas & Consumable Fuels 0.3%
Petron Corp.	2,712,140	506,339
Pilipinas Shell Petroleum Corp.*	85,162	134,678

		641,017

		1,171,408

PORTUGAL 0.0%†
Air Freight & Logistics 0.0%†
CTT-Correios de Portugal SA	15,469	86,295

RUSSIA 0.3%
Metals & Mining 0.3%
Evraz plc*	183,093	514,999

SINGAPORE 0.9%
Air Freight & Logistics 0.1%
Singapore Post Ltd.	157,440	164,143

Oil, Gas & Consumable Fuels 0.1%
InterOil Corp.*	5,808	277,797

Trading Companies & Distributors 0.6%
BOC Aviation Ltd.(a)	211,315	1,065,093

Transportation Infrastructure 0.1%
SATS Ltd.	67,885	254,325

		1,761,358

SOUTH AFRICA 0.6%
Specialty Retail 0.6%
Mr Price Group Ltd.	95,287	1,153,499

SOUTH KOREA 1.4%
Semiconductors & Semiconductor Equipment 0.6%
Koh Young Technology, Inc.*	33,529	1,260,239

Software 0.2%
DuzonBizon Co. Ltd.	21,916	434,255

Textiles, Apparel & Luxury Goods 0.6%
Fila Korea Ltd.*	18,847	1,111,594

		2,806,088

SPAIN 2.5%
Commercial Services & Supplies 0.8%
Atento SA*	163,507	1,487,914

Construction & Engineering 0.1%
Fomento de Construcciones y Contratas SA*	19,443	161,993

Equity Real Estate Investment Trusts (REITs) 0.8%
Axiare Patrimonio SOCIMI SA	104,199	1,519,683

Food Products 0.8%
Viscofan SA	34,522	1,755,522

		4,925,112

SWEDEN 2.1%
Aerospace & Defense 0.1%
Saab AB, Class B	6,746	275,493

Building Products 0.1%
Nibe Industrier AB, Class B	35,647	293,982

Capital Markets 0.2%
Vostok Emerging Finance Ltd., SDR*	2,111,696	418,948

Construction & Engineering 0.1%
SweCo AB, Class B	6,790	149,862

Diversified Telecommunication Services 0.2%
Com Hem Holding AB	33,626	352,788

Hotels, Restaurants & Leisure 0.4%
SkiStar AB	48,155	847,809

Oil, Gas & Consumable Fuels 0.1%
Lundin Petroleum AB*	7,019	151,473

Real Estate Management & Development 0.8%
D Carnegie & Co. AB*	121,432	1,526,914

Trading Companies & Distributors 0.1%
Indutrade AB	10,660	216,321

		4,233,590

SWITZERLAND 2.7%
Air Freight & Logistics 0.1%
Panalpina Welttransport Holding AG REG	1,198	148,131

Capital Markets 0.3%
GAM Holding AG*	56,346	574,950

Life Sciences Tools & Services 1.2%
Tecan Group AG REG	15,454	2,423,390

Machinery 0.2%
Bucher Industries AG REG	695	188,622
SFS Group AG*	1,774	155,878
VAT Group AG*(a)	1,401	133,793

		478,293

Real Estate Management & Development 0.5%
Allreal Holding AG REG*	7,134	1,083,520

Software 0.2%
Temenos Group AG REG*	5,300	385,380

Transportation Infrastructure 0.2%
Flughafen Zuerich AG REG	1,575	309,739

		5,403,403

TAIWAN 3.1%
Auto Components 0.5%
Hota Industrial Manufacturing Co. Ltd.	69,445	287,960
Superalloy Industrial Co. Ltd.	54,151	306,982
Tung Thih Electronic Co. Ltd.	48,445	457,667

		1,052,609

Communications Equipment 0.1%
Advanced Ceramic X Corp.	35,000	289,055

Electrical Equipment 0.3%
Bizlink Holding, Inc.	52,855	279,917
Voltronic Power Technology Corp.	23,500	318,247

		598,164

Electronic Equipment, Instruments & Components 0.5%
Chunghwa Precision Test Tech Co. Ltd.	8,235	293,690
E Ink Holdings, Inc.	369,000	291,885
Kingpak Technology, Inc.	29,000	199,224
Sinbon Electronics Co. Ltd.	119,005	261,227

		1,046,026

Machinery 0.1%
Airtac International Group	12,870	107,135

Semiconductors & Semiconductor Equipment 1.5%
ASPEED Technology, Inc.	21,000	276,110
Globalwafers Co. Ltd.	218,235	1,002,889
Land Mark Optoelectronics Corp.	34,095	302,347
Parade Technologies Ltd.	48,890	505,518
Realtek Semiconductor Corp.	96,245	335,886
Silicon Motion Technology Corp., ADR	8,594	336,025

		2,758,775

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
TAIWAN (continued)
Technology Hardware, Storage & Peripherals 0.1%
Catcher Technology Co. Ltd.	28,890	$235,619

		6,087,383

THAILAND 0.2%
Electronic Equipment, Instruments & Components 0.2%
KCE Electronics PCL	110,485	342,291

UNITED KINGDOM 12.9%
Aerospace & Defense 0.2%
QinetiQ Group plc	66,818	222,239
Ultra Electronics Holdings plc	7,436	173,065

		395,304

Capital Markets 0.3%
Intermediate Capital Group plc	61,588	537,738

Commercial Services & Supplies 0.2%
Aggreko plc	25,231	320,619

Construction & Engineering 0.4%
Balfour Beatty plc	76,118	248,400
Carillion plc	46,914	127,544
Galliford Try plc	8,519	145,030
John Laing Group plc(a)	36,253	120,537
Kier Group plc	9,633	167,545

		809,056

Electrical Equipment 0.2%
Melrose Industries plc	188,350	463,712

Electronic Equipment, Instruments & Components 1.8%
Halma plc	190,763	2,222,550
Spectris plc	47,246	1,437,645

		3,660,195

Energy Equipment & Services 1.3%
Hunting plc	378,979	2,661,132

Equity Real Estate Investment Trusts (REITs) 0.5%
Tritax Big Box REIT plc	529,404	921,730

Food & Staples Retailing 0.1%
Booker Group plc	101,495	260,614

Hotels, Restaurants & Leisure 1.0%
Restaurant Group plc (The)	336,621	1,244,507
Thomas Cook Group plc*	595,469	654,412

		1,898,919

Insurance 1.2%
Direct Line Insurance Group plc	150,894	675,977
Hastings Group Holdings plc(a)	251,829	711,535
Saga plc	393,846	915,129

		2,302,641

Internet & Direct Marketing Retail 0.7%
ASOS plc*	20,171	1,339,987

Internet Software & Services 0.7%
Just Eat plc*	204,454	1,392,413

Media 1.9%
Informa plc	191,612	1,575,130
UBM plc	242,485	2,154,666

		3,729,796

Metals & Mining 0.4%
KAZ Minerals plc*	148,525	881,288

Oil, Gas & Consumable Fuels 0.3%
Cairn Energy plc*	96,574	276,538
Ophir Energy plc*	145,465	172,128
Tullow Oil plc*	55,621	207,263

		655,929

Real Estate Management & Development 0.4%
UNITE Group plc (The)	103,434	763,478

Road & Rail 0.3%
Firstgroup plc*	134,963	176,971
Go-Ahead Group plc	4,173	118,156
National Express Group plc	48,285	205,968
Stagecoach Group plc	45,716	120,721

		621,816

Software 0.3%
Micro Focus International plc	21,331	576,996

Textiles, Apparel & Luxury Goods 0.4%
Ted Baker plc	19,468	696,027

Trading Companies & Distributors 0.1%
Grafton Group plc	24,496	180,596
SIG plc	62,427	80,732

		261,328

Transportation Infrastructure 0.2%
BBA Aviation plc	97,469	343,766

		25,494,484

UNITED STATES 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kosmos Energy Ltd.*	25,885	169,288

Total Common Stocks (cost $184,183,508)		186,184,057

Preferred Stocks 0.3%

	Shares	Market .Value
GERMANY 0.3%
Health Care Equipment & Supplies 0.2%
Sartorius AG Preference Shares	5,778	406,690

Machinery 0.1%
Jungheinrich AG Preference Shares	4,940	152,240

Total Preferred Stocks (cost $573,853)		558,930

Exchange Traded Fund 5.0%

	Shares	Market Value
UNITED STATES 5.0% iShares MSCI EAFE Small-Cap ETF	192,205	9,946,609

Total Exchange Traded Fund (cost $9,801,122)		9,946,609

Total Investments (cost $194,558,483)(b) — 99.2%		196,689,596

Other assets in excess of liabilities — 0.8%		1,664,052

NET ASSETS — 100.0%		$198,353,648

*	Denotes a non-income producing security.
(a)	At January 31, 2017, the tax basis cost of the Fund’s investments was $194,576,367, tax unrealized appreciation and depreciation were $4,700,808 and $(2,587,579), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BAM	Build America Mutual
Bhd	Private Limited Company
BV	Private Limited Liability Company
ENR	Entidad No Regulada
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PCL	Public Company Limited
plc	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SCA	Limited partnership with share capital
SDR	Swedish Depository Receipts
SOFOM	Sociedad Financiera de Objeto Múltiple
SpA	Limited Share Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$1,345,686	$—	$1,345,686
Air Freight & Logistics	—	995,956	—	995,956
Airlines	—	249,626	—	249,626
Auto Components	—	1,052,609	—	1,052,609
Banks	—	5,040,806	—	5,040,806
Biotechnology	2,039,085	3,419,507	—	5,458,592
Building Products	—	883,002	—	883,002
Capital Markets	—	5,494,942	—	5,494,942
Chemicals	413,084	5,238,195	—	5,651,279
Commercial Services & Supplies	1,487,914	736,424	—	2,224,338
Communications Equipment	—	289,055	—	289,055
Construction & Engineering	120,537	2,086,136	—	2,206,673
Construction Materials	914,377	3,514,191	—	4,428,568
Consumer Finance	866,558	878,358	—	1,744,916
Containers & Packaging	—	5,730,062	—	5,730,062
Diversified Financial Services	—	1,018,960	—	1,018,960
Diversified Telecommunication Services	527,892	1,593,007	—	2,120,899
Electric Utilities	—	3,163,047	—	3,163,047
Electrical Equipment	318,247	1,436,372	—	1,754,619

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$365,094	$7,448,244	$—	$7,813,338
Energy Equipment & Services	1,640,493	2,923,694	—	4,564,187
Equity Real Estate Investment Trusts (REITs)	921,730	2,850,103	—	3,771,833
Food & Staples Retailing	—	260,614	—	260,614
Food Products	1,190,767	6,556,917	—	7,747,684
Health Care Equipment & Supplies	1,803,108	3,759,141	—	5,562,249
Hotels, Restaurants & Leisure	847,809	2,579,053	—	3,426,862
Household Durables	3,727,476	249,837	—	3,977,313
Independent Power and Renewable Electricity Producers	—	955,062	—	955,062
Insurance	1,638,204	3,477,464	—	5,115,668
Internet & Direct Marketing Retail	—	1,339,987	—	1,339,987
Internet Software & Services	—	2,948,222	—	2,948,222
IT Services	763,220	5,106,769	—	5,869,989
Life Sciences Tools & Services	—	2,423,390	—	2,423,390
Machinery	289,671	5,454,808	—	5,744,479
Marine	2,574,664	154,074	—	2,728,738
Media	—	9,710,044	—	9,710,044
Metals & Mining	—	4,804,798	—	4,804,798
Multiline Retail	—	4,493,958	—	4,493,958
Multi-Utilities	1,773,468	—	—	1,773,468
Oil, Gas & Consumable Fuels	1,157,950	4,910,352	—	6,068,302
Paper & Forest Products	—	924,956	—	924,956
Personal Products	—	1,577,741	—	1,577,741
Pharmaceuticals	—	1,674,071	—	1,674,071
Professional Services	—	1,682,036	—	1,682,036
Real Estate Management & Development	—	8,554,853	—	8,554,853
Road & Rail	—	1,163,747	—	1,163,747
Semiconductors & Semiconductor Equipment	336,025	7,329,068	—	7,665,093
Software	479,311	2,301,000	—	2,780,311
Specialty Retail	1,156,900	5,331,873	—	6,488,773
Technology Hardware, Storage & Peripherals	—	235,619	—	235,619
Textiles, Apparel & Luxury Goods	2,180,470	2,228,547	—	4,409,017
Thrifts & Mortgage Finance	—	1,124,062	—	1,124,062
Trading Companies & Distributors	80,732	2,867,196	—	2,947,928
Transportation Infrastructure	397,134	974,163	—	1,371,297
Wireless Telecommunication Services	22,014	1,608,719	—	1,630,733

Total Common Stocks	$30,033,934	$156,150,123	$—	$186,184,057

Exchange Traded Fund	$9,946,609	$—	$—	$9,946,609
Preferred Stocks	—	558,930	—	558,930

Total Assets	$39,980,543	$156,709,053	$—	$196,689,596

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Investment Companies 100.1%

	Shares	Market Value

Alternative Assets 16.0%
Nationwide Amundi Global High Yield Fund, Institutional Class(a)	3,092,791	$32,195,958
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class(a)	3,502,875	32,331,535
Nationwide Emerging Markets Debt Fund, Institutional Class(a)	2,125,412	21,445,403
Nationwide Portfolio Completion Fund, Institutional Class(a)	9,007,792	85,844,261

Total Alternative Assets (cost $174,593,817)		171,817,157

Equity Funds 84.1%
Nationwide International Index Fund, Institutional Class(a)	37,230,723	279,230,421
Nationwide International Small Cap Fund, Institutional Class*(a)	6,325,728	64,459,170
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	8,374,770	150,243,372
Nationwide S&P 500 Index Fund, Institutional Class(a)	22,233,455	321,718,093
Nationwide Small Cap Index Fund, Institutional Class(a)	5,931,394	86,005,206

Total Equity Funds (cost $798,480,418)		901,656,262

Total Investment Companies (cost $973,074,235)		1,073,473,419

Total Investments (cost $973,074,235)(b) — 100.1%		1,073,473,419
Liabilities in excess of other assets — (0.1)%		(681,744)

NET ASSETS — 100.0%		$1,072,791,675

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At January 31, 2017, the tax basis cost of the Fund’s investments was $1,008,869,895, tax unrealized appreciation and depreciation were $70,251,085 and $(5,647,561), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Investor Destinations Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Investment Companies 75.9%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Amundi Global High Yield Fund, Institutional Class(a)	1,363,931	$14,198,526
Nationwide Emerging Markets Debt Fund, Institutional Class(a)	706,782	7,131,433
Nationwide Portfolio Completion Fund, Institutional Class(a)	5,192,897	49,488,305

Total Alternative Assets (cost $70,312,218)		70,818,264

Equity Funds 16.9%
Nationwide International Index Fund, Institutional Class(a)	3,757,141	28,178,554
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,570,901	28,181,956
Nationwide S&P 500 Index Fund, Institutional Class(a)	1,458,500	21,104,499
Nationwide Small Cap Index Fund, Institutional Class(a)	484,732	7,028,610
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	2,454,845	35,177,935

Total Equity Funds (cost $113,212,122)		119,671,554

Fixed Income Funds 49.0%
Nationwide Bond Index Fund, Institutional Class(a)	17,530,217	191,254,663
Nationwide Core Plus Bond Fund, Institutional Class(a)	2,799,204	28,411,917
Nationwide HighMark Short Term Bond Fund, Institutional Class(a)	9,962,702	99,128,880
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	2,894,046	28,332,712

Total Fixed Income Funds (cost $355,330,974)		347,128,172

Total Investment Companies (cost $538,855,314)		537,617,990

Investment Contract 23.9%

	Principal Amount	Market Value
Nationwide Contract, 3.00%(a)(b)(c)	$169,674,576	169,674,576

Total Investment Contract (cost $169,674,576)		169,674,576

Total Investments (cost $708,529,890)(d) — 99.8%		707,292,566
Other assets in excess of liabilities — 0.2%		1,437,624

NET ASSETS — 100.0%		$708,730,190

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2017, the tax basis cost of the Fund’s investments was $711,825,123, tax unrealized appreciation and depreciation were $5,818,561 and $(10,351,118), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Investor Destinations Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$537,617,990	$—	$—	$537,617,990
Investment Contract	—	—	169,674,576	169,674,576

Total	$537,617,990	$—	$169,674,576	$707,292,566

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/16	$173,505,349	$173,505,349
Purchases*	4,311,298	4,311,298
Sales	(8,142,071)	(8,142,071)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/17	$169,674,576	$169,674,576

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Investor Destinations Conservative Fund (Continued)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.00% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Investment Companies 90.0%

	Shares	Market Value
Alternative Assets 17.0%
Nationwide Amundi Global High Yield Fund, Institutional Class(a)	4,125,366	$42,945,059
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class(a)	1,555,661	14,358,751
Nationwide Emerging Markets Debt Fund, Institutional Class(a)	2,837,048	28,625,817
Nationwide Portfolio Completion Fund, Institutional Class(a)	16,486,730	157,118,541

Total Alternative Assets (cost $244,854,919)		243,048,168

Equity Funds 55.0%
Nationwide International Index Fund, Institutional Class(a)	32,406,562	243,049,213
Nationwide International Small Cap Fund, Institutional Class*(a)	4,211,489	42,915,075
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	7,970,855	142,997,136
Nationwide S&P 500 Index Fund, Institutional Class(a)	16,796,767	243,049,213
Nationwide Small Cap Index Fund, Institutional Class(a)	2,961,728	42,945,058
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	4,973,528	71,270,655

Total Equity Funds (cost $713,720,355)		786,226,350

Fixed Income Funds 18.0%
Nationwide Bond Index Fund, Institutional Class(a)	13,132,818	143,279,043
Nationwide Core Plus Bond Fund, Institutional Class(a)	5,628,254	57,126,783
Nationwide HighMark Short Term Bond Fund, Institutional Class(a)	5,743,757	57,150,383

Total Fixed Income Funds (cost $264,454,540)		257,556,209

Total Investment Companies (cost $1,223,029,814)		1,286,830,727

Investment Contract 10.0%

	Principal Amount	Market Value
Nationwide Contract, 3.00%(a)(b)(c)	$142,997,136	142,997,136

Total Investment Contract (cost $142,997,136)		142,997,136

Total Investments (cost $1,366,026,950)(d) — 100.0%		1,429,827,863
Liabilities in excess of other assets — 0.0%†		(682,204)

NET ASSETS — 100.0%		$1,429,145,659

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2017, the tax basis cost of the Fund’s investments was $1,385,402,343, tax unrealized appreciation and depreciation were $57,556,812 and $(13,131,292), respectively.
†	Amount rounds to less than 0.1%.POI ess

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Investor Destinations Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$1,286,830,727	$—	$—	$1,286,830,727
Investment Contract	—	—	142,997,136	142,997,136

Total	$1,286,830,727	$—	$142,997,136	$1,429,827,863

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Investor Destinations Moderate Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/16	$154,504,298	$154,504,298
Purchases*	2,116,977	2,116,977
Sales	(13,624,139)	(13,624,139)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/17	$142,997,136	$142,997,136

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.00% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Investment Companies 100.0%

	Shares	Market Value
Alternative Assets 17.0%
Nationwide Amundi Global High Yield Fund, Institutional Class(a)	4,962,503	$51,659,661
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class(a)	3,740,145	34,521,539
Nationwide Emerging Markets Debt Fund, Institutional Class(a)	3,422,779	34,535,835
Nationwide Portfolio Completion Fund, Institutional Class(a)	17,977,480	171,325,383

Total Alternative Assets (cost $295,770,451)		292,042,418

Equity Funds 74.0%
Nationwide International Index Fund, Institutional Class(a)	52,551,489	394,136,168
Nationwide International Small Cap Fund, Institutional Class*(a)	8,430,551	85,907,311
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	11,470,128	205,774,089
Nationwide S&P 500 Index Fund, Institutional Class(a)	29,562,368	427,767,463
Nationwide Small Cap Index Fund, Institutional Class(a)	7,086,529	102,754,665
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	3,540,198	50,731,034

Total Equity Funds (cost $1,114,461,181)		1,267,070,730

Fixed Income Funds 9.0%
Nationwide Bond Index Fund, Institutional Class(a)	7,820,174	85,318,101
Nationwide Core Plus Bond Fund, Institutional Class(a)	6,730,002	68,309,518

Total Fixed Income Funds (cost $156,962,959)		153,627,619

Total Investment Companies (cost $1,567,194,591)		1,712,740,767

Total Investments (cost $1,567,194,591) (b) — 100.0%		1,712,740,767
Liabilities in excess of other assets — 0.0%†		(840,778)

NET ASSETS — 100.0%		$1,711,899,989

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At January 31, 2017, the tax basis cost of the Fund’s investments was $1,621,931,646, tax unrealized appreciation and depreciation were $103,378,921 and $(12,569,800), respectively.
†	Amount rounds to less than 0.1%.POI - Liab in Excess

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Investment Companies 83.1%

	Shares	Market Value
Alternative Assets 12.0%
Nationwide Amundi Global High Yield Fund, Institutional Class(a)	1,426,720	$14,852,159
Nationwide Emerging Markets Debt Fund, Institutional Class(a)	495,291	4,997,485
Nationwide Portfolio Completion Fund, Institutional Class(a)	4,125,930	39,320,118

Total Alternative Assets (cost $59,017,191)		59,169,762

Equity Funds 37.0%
Nationwide International Index Fund, Institutional Class(a)	6,564,476	49,233,573
Nationwide International Small Cap Fund, Institutional Class*(a)	485,136	4,943,538
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,922,739	34,493,931
Nationwide S&P 500 Index Fund, Institutional Class(a)	3,738,023	54,089,190
Nationwide Small Cap Index Fund, Institutional Class(a)	677,898	9,829,527
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	2,056,809	29,474,069

Total Equity Funds (cost $168,723,266)		182,063,828

Fixed Income Funds 34.1%
Nationwide Bond Index Fund, Institutional Class(a)	9,036,740	98,590,838
Nationwide Core Plus Bond Fund, Institutional Class(a)	1,943,796	19,729,534
Nationwide HighMark Short Term Bond Fund, Institutional Class(a)	3,966,366	39,465,340
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	1,011,148	9,899,137

Total Fixed Income Funds (cost $172,879,202)		167,684,849

Total Investment Companies (cost $400,619,659)		408,918,439

Investment Contract 17.0%

	Principal Amount	Market Value
Nationwide Contract, 3.00%(a)(b)(c)	$83,682,844	83,682,844

Total Investment Contract (cost $83,682,844)		83,682,844

Total Investments (cost $484,302,503)(d) — 100.1%		492,601,283
Liabilities in excess of other assets — (0.1)%		(299,853)

NET ASSETS — 100.0%		$492,301,430

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2017, the tax basis cost of the Fund’s investments was $490,589,617, tax unrealized appreciation and depreciation were $9,528,075 and $(7,516,409), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$408,918,439	$—	$—	$408,918,439
Investment Contract	—	—	83,682,844	83,682,844

Total	$408,918,439	$—	$83,682,844	$492,601,283

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/16	$90,762,463	$90,762,463
Purchases*	947,197	947,197
Sales	(8,026,816)	(8,026,816)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/17	$83,682,844	$83,682,844

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund (Continued)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.00% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 96.1%

	Shares	Market Value
Aerospace & Defense 2.1%
B/E Aerospace, Inc.	75,874	$4,663,975
Curtiss-Wright Corp.	33,044	3,240,295
Esterline Technologies Corp.*	21,982	1,882,758
Huntington Ingalls Industries, Inc.	34,601	6,711,210
KLX, Inc.*	39,336	1,927,071
Orbital ATK, Inc.	43,715	3,801,019
Teledyne Technologies, Inc.*	26,097	3,206,538
Triumph Group, Inc.	36,217	968,805

		26,401,671

Airlines 0.4%
JetBlue Airways Corp.*	241,704	4,739,815

Auto Components 0.5%
Dana, Inc.	107,320	2,161,425
Gentex Corp.	214,112	4,472,799

		6,634,224

Automobiles 0.3%
Thor Industries, Inc.	35,711	3,696,089

Banks 6.9%
Associated Banc-Corp.	110,675	2,800,077
BancorpSouth, Inc.	63,823	1,895,543
Bank of Hawaii Corp.	31,775	2,729,790
Bank of the Ozarks, Inc.	67,865	3,723,753
Cathay General Bancorp	55,445	2,020,416
Chemical Financial Corp.	52,610	2,600,512
Commerce Bancshares, Inc.	64,918	3,669,814
Cullen/Frost Bankers, Inc.	41,825	3,739,155
East West Bancorp, Inc.	107,592	5,534,532
First Horizon National Corp.	174,388	3,487,760
FNB Corp.	156,122	2,332,463
Fulton Financial Corp.	129,657	2,359,757
Hancock Holding Co.	62,023	2,843,755
International Bancshares Corp.	43,306	1,606,653
MB Financial, Inc.	52,979	2,359,155
PacWest Bancorp	89,774	4,973,480
PrivateBancorp, Inc.	59,390	3,246,257
Prosperity Bancshares, Inc.	51,893	3,768,989
Signature Bank*	40,060	6,310,251
SVB Financial Group*	38,878	6,695,958
Synovus Financial Corp.	91,353	3,807,593
TCF Financial Corp.	127,971	2,220,297
Trustmark Corp.	50,453	1,696,230
UMB Financial Corp.	32,484	2,505,816
Umpqua Holdings Corp.	164,601	3,013,844
Valley National Bancorp	190,596	2,308,118
Webster Financial Corp.	68,431	3,593,996

		87,843,964

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*	6,666	1,024,564

Biotechnology 0.4%
United Therapeutics Corp.*(a)	31,670	5,182,162

Building Products 0.8%
AO Smith Corp.	110,296	5,376,930
Lennox International, Inc.	28,912	4,533,691

		9,910,621

Capital Markets 3.6%
CBOE Holdings, Inc.	60,672	4,830,705
Eaton Vance Corp.	84,800	3,555,664
FactSet Research Systems, Inc.	29,807	5,158,101
Federated Investors, Inc., Class B	69,653	1,811,675
Janus Capital Group, Inc.	106,154	1,326,925
Legg Mason, Inc.	67,386	2,135,462
MarketAxess Holdings, Inc.	28,025	5,247,681
MSCI, Inc.	70,248	5,813,022
Raymond James Financial, Inc.	94,348	7,069,496
SEI Investments Co.	100,422	4,871,471
Stifel Financial Corp.*	49,589	2,495,814
Waddell & Reed Financial, Inc., Class A(a)	60,984	1,100,761
WisdomTree Investments, Inc.(a)	83,765	862,780

		46,279,557

Chemicals 3.0%
Ashland Global Holdings, Inc.	46,395	5,522,397
Cabot Corp.	46,569	2,578,525
Chemours Co. (The)	136,268	3,600,200
Minerals Technologies, Inc.	26,064	2,089,030
NewMarket Corp.	6,888	2,969,899
Olin Corp.	123,456	3,235,782
PolyOne Corp.	62,687	2,138,254
RPM International, Inc.	99,572	5,203,633
Scotts Miracle-Gro Co. (The), Class A	33,154	3,049,173
Sensient Technologies Corp.	33,257	2,552,475
Valspar Corp. (The)	54,453	6,026,313

		38,965,681

Commercial Services & Supplies 1.3%
Clean Harbors, Inc.*	38,978	2,163,279
Copart, Inc.*	76,037	4,314,339
Deluxe Corp.	36,268	2,642,124
Herman Miller, Inc.	44,475	1,387,620
HNI Corp.	33,195	1,673,360
MSA Safety, Inc.	23,185	1,654,250
Rollins, Inc.	71,499	2,521,055

		16,356,027

Communications Equipment 1.5%
ARRIS International plc*	142,300	4,066,934
Brocade Communications Systems, Inc.	300,541	3,747,746
Ciena Corp.*	104,171	2,535,522
InterDigital, Inc.	25,601	2,391,133
NetScout Systems, Inc.*	68,494	2,280,850
Plantronics, Inc.	24,581	1,390,793
ViaSat, Inc.*(a)	38,473	2,497,283

		18,910,261

Construction & Engineering 1.2%
AECOM*	115,035	4,248,243
Dycom Industries, Inc.*(a)	23,470	1,893,090
EMCOR Group, Inc.	45,293	3,156,469
Granite Construction, Inc.	29,479	1,654,656
KBR, Inc.	106,278	1,807,789
Valmont Industries, Inc.	16,825	2,422,800

		15,183,047

Construction Materials 0.3%
Eagle Materials, Inc.(a)	36,019	3,766,867

Consumer Finance 0.3%
SLM Corp.*	319,984	3,801,410

Containers & Packaging 1.7%
AptarGroup, Inc.	46,816	3,416,163
Bemis Co., Inc.	69,964	3,408,646
Greif, Inc., Class A	18,860	1,085,959

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Containers & Packaging (continued)
Owens-Illinois, Inc.*	121,294	$2,292,457
Packaging Corp. of America	69,703	6,425,223
Silgan Holdings, Inc.	27,840	1,628,918
Sonoco Products Co.	74,507	4,094,160

		22,351,526

Distributors 0.3%
Pool Corp.	30,836	3,255,048

Diversified Consumer Services 0.7%
DeVry Education Group, Inc.	41,925	1,404,487
Graham Holdings Co., Class B	3,472	1,803,878
Service Corp. International	142,234	4,143,276
Sotheby’s*(a)	34,484	1,369,360

		8,721,001

Electric Utilities 1.8%
Great Plains Energy, Inc.	160,786	4,429,654
Hawaiian Electric Industries, Inc.	81,022	2,712,617
IDACORP, Inc.	37,568	3,006,191
OGE Energy Corp.	149,186	5,003,699
PNM Resources, Inc.	59,587	2,049,793
Westar Energy, Inc.	105,616	5,776,139

		22,978,093

Electrical Equipment 0.8%
EnerSys	32,479	2,531,738
Hubbell, Inc.	38,421	4,690,436
Regal Beloit Corp.	33,487	2,431,156

		9,653,330

Electronic Equipment, Instruments & Components 4.0%
Arrow Electronics, Inc.*	66,874	4,916,577
Avnet, Inc.	95,292	4,425,361
Belden, Inc.	31,507	2,409,340
Cognex Corp.	63,957	4,320,935
IPG Photonics Corp.*	27,752	3,191,202
Jabil Circuit, Inc.	138,761	3,327,489
Keysight Technologies, Inc.*	126,898	4,704,109
Knowles Corp.*(a)	65,253	1,175,859
Littelfuse, Inc.	16,813	2,651,578
National Instruments Corp.	79,000	2,482,180
SYNNEX Corp.	21,676	2,605,022
Tech Data Corp.*	26,322	2,252,110
Trimble, Inc.*	187,237	5,545,960
VeriFone Systems, Inc.*	82,373	1,496,717
Vishay Intertechnology, Inc.	100,223	1,663,702
Zebra Technologies Corp., Class A*	39,441	3,300,028

		50,468,169

Energy Equipment & Services 1.6%
Diamond Offshore Drilling, Inc.*(a)	49,087	804,045
Dril-Quip, Inc.*	28,005	1,741,911
Ensco plc, Class A(a)	225,786	2,465,583
Nabors Industries Ltd.	211,763	3,441,149
Noble Corp. plc	178,458	1,204,592
Oceaneering International, Inc.	73,374	2,043,466
Oil States International, Inc.*	38,197	1,508,782
Patterson-UTI Energy, Inc.	122,286	3,428,899
Rowan Cos. plc, Class A*	93,523	1,675,932
Superior Energy Services, Inc.*	113,390	2,003,601

		20,317,960

Equity Real Estate Investment Trusts (REITs) 9.6%
Alexandria Real Estate Equities, Inc.	59,235	6,564,423
American Campus Communities, Inc.	98,573	4,792,619
Camden Property Trust	65,202	5,448,931
Care Capital Properties, Inc.	62,215	1,537,333
Communications Sales & Leasing, Inc.	105,248	2,765,917
CoreCivic, Inc.	88,028	2,556,333
Corporate Office Properties Trust	70,832	2,253,874
Cousins Properties, Inc.	255,737	2,173,765
DCT Industrial Trust, Inc.	67,939	3,036,194
Douglas Emmett, Inc.	107,518	4,068,481
Duke Realty Corp.	264,735	6,441,003
Education Realty Trust, Inc.	54,580	2,194,662
EPR Properties	47,431	3,508,471
Equity One, Inc.	69,459	2,166,426
First Industrial Realty Trust, Inc.	87,397	2,259,212
Healthcare Realty Trust, Inc.	86,613	2,616,579
Highwoods Properties, Inc.	74,782	3,844,543
Hospitality Properties Trust	122,708	3,819,900
Kilroy Realty Corp.	72,851	5,452,897
Lamar Advertising Co., Class A	61,704	4,659,886
LaSalle Hotel Properties	84,582	2,551,839
Liberty Property Trust	109,764	4,213,840
Life Storage, Inc.	34,645	2,821,835
Mack-Cali Realty Corp.	67,001	1,877,368
Medical Properties Trust, Inc.	239,544	3,054,186
National Retail Properties, Inc.	109,772	4,786,059
Omega Healthcare Investors, Inc.	145,697	4,672,503
Potlatch Corp.	29,913	1,232,416
Quality Care Properties, Inc.*	68,454	1,263,661
Rayonier, Inc.	91,707	2,557,708
Regency Centers Corp.	77,958	5,436,011
Senior Housing Properties Trust	177,525	3,381,851
Tanger Factory Outlet Centers, Inc.	71,763	2,453,577
Taubman Centers, Inc.	45,096	3,194,601
Urban Edge Properties	68,331	1,911,218
Washington Prime Group, Inc.	137,166	1,323,652
Weingarten Realty Investors	87,967	3,134,264

		122,028,038

Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	29,228	3,358,297
Sprouts Farmers Market, Inc.*	100,080	1,868,494
United Natural Foods, Inc.*	37,596	1,718,137

		6,944,928

Food Products 2.9%
Dean Foods Co.	66,918	1,328,991
Flowers Foods, Inc.	136,619	2,747,408
Hain Celestial Group, Inc. (The)*	77,276	3,057,039
Ingredion, Inc.	54,030	6,926,106
Lamb Weston Holdings, Inc.	103,573	3,869,487
Lancaster Colony Corp.	14,531	1,904,288
Post Holdings, Inc.*	48,435	4,053,041
Snyder’s-Lance, Inc.	63,960	2,454,785
Tootsie Roll Industries, Inc.(a)	12,720	476,364
TreeHouse Foods, Inc.*(a)	42,396	3,217,008
WhiteWave Foods Co. (The)*	132,248	7,281,575

		37,316,092

Gas Utilities 2.1%
Atmos Energy Corp.	77,454	5,900,446
National Fuel Gas Co.	63,585	3,570,298
New Jersey Resources Corp.	64,313	2,424,600
ONE Gas, Inc.	38,915	2,514,687
Southwest Gas Holdings, Inc.	35,414	2,853,306
UGI Corp.	129,053	5,984,187
WGL Holdings, Inc.	38,201	3,130,190

		26,377,714

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies 3.1%
ABIOMED, Inc.*	30,105	$3,202,269
Align Technology, Inc.*	55,912	5,126,571
Globus Medical, Inc., Class A*	53,136	1,400,665
Halyard Health, Inc.*	34,533	1,328,484
Hill-Rom Holdings, Inc.	44,682	2,630,429
LivaNova plc*	32,695	1,572,793
NuVasive, Inc.*	37,605	2,661,306
ResMed, Inc.(a)	105,235	7,107,572
STERIS plc(a)	63,532	4,499,972
Teleflex, Inc.	32,883	5,515,466
West Pharmaceutical Services, Inc.	54,627	4,623,083

		39,668,610

Health Care Providers & Services 1.9%
HealthSouth Corp.	66,879	2,596,243
LifePoint Health, Inc.*	29,950	1,777,533
MEDNAX, Inc.*(a)	69,145	4,726,061
Molina Healthcare, Inc.*	31,765	1,801,711
Owens & Minor, Inc.	46,106	1,654,283
Tenet Healthcare Corp.*	60,216	1,059,199
VCA, Inc.*	60,573	5,487,914
WellCare Health Plans, Inc.*	33,062	4,811,843

		23,914,787

Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	138,323	1,619,762

Hotels, Restaurants & Leisure 2.5%
Brinker International, Inc.	37,046	1,648,547
Buffalo Wild Wings, Inc.*	13,598	2,053,298
Cheesecake Factory, Inc. (The)	32,851	1,979,601
Churchill Downs, Inc.	9,223	1,322,117
Cracker Barrel Old Country Store, Inc.(a)	17,932	2,834,332
Domino’s Pizza, Inc.(a)	35,864	6,259,702
Dunkin’ Brands Group, Inc.	68,463	3,551,176
International Speedway Corp., Class A	19,595	718,157
Jack in the Box, Inc.	24,118	2,602,814
Panera Bread Co., Class A*	16,295	3,406,633
Papa John’s International, Inc.	19,804	1,687,697
Texas Roadhouse, Inc.	47,910	2,234,522
Wendy’s Co. (The)	149,786	2,026,605

		32,325,201

Household Durables 1.4%
CalAtlantic Group, Inc.	54,609	1,904,216
Helen of Troy Ltd.*	20,728	1,933,922
KB Home(a)	63,212	1,035,413
NVR, Inc.*	2,630	4,886,540
Tempur Sealy International, Inc.*(a)	37,621	1,617,703
Toll Brothers, Inc.*	111,580	3,499,149
TRI Pointe Group, Inc.*	107,994	1,325,086
Tupperware Brands Corp.	37,761	2,279,254

		18,481,283

Household Products 0.2%
Energizer Holdings, Inc.	46,087	2,326,011

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	48,112	5,249,500

Insurance 4.9%
Alleghany Corp.*	11,483	7,022,658
American Financial Group, Inc.	54,251	4,674,809
Aspen Insurance Holdings Ltd.	44,943	2,534,785
Brown & Brown, Inc.	85,725	3,611,594
CNO Financial Group, Inc.	129,604	2,450,812
Endurance Specialty Holdings Ltd.	47,830	4,433,363
Everest Re Group Ltd.	30,306	6,665,199
First American Financial Corp.	81,933	3,079,042
Genworth Financial, Inc., Class A*	369,511	1,241,557
Hanover Insurance Group, Inc. (The)	31,708	2,661,569
Kemper Corp.	36,141	1,561,291
Mercury General Corp.	27,218	1,721,538
Old Republic International Corp.	182,347	3,792,818
Primerica, Inc.(a)	34,219	2,581,824
Reinsurance Group of America, Inc.	47,824	6,000,477
RenaissanceRe Holdings Ltd.	30,466	4,153,125
WR Berkley Corp.	72,314	4,860,224

		63,046,685

Internet & Direct Marketing Retail 0.1%
HSN, Inc.	24,297	856,469

Internet Software & Services 0.4% comScore, Inc.*	34,162	1,146,135
j2 Global, Inc.(a)	35,813	3,001,487
WebMD Health Corp.*	27,585	1,376,216

		5,523,838

IT Services 3.7%
Acxiom Corp.*	57,645	1,504,534
Broadridge Financial Solutions, Inc.	88,866	5,912,255
Computer Sciences Corp.	105,101	6,537,282
Convergys Corp.	71,325	1,770,286
CoreLogic, Inc.*	64,531	2,276,008
DST Systems, Inc.	23,910	2,753,236
Gartner, Inc.*	61,663	6,126,836
Jack Henry & Associates, Inc.	58,251	5,229,775
Leidos Holdings, Inc.	106,643	5,152,990
MAXIMUS, Inc.	48,434	2,670,651
NeuStar, Inc., Class A*	39,703	1,318,140
Science Applications International Corp.	33,468	2,724,965
WEX, Inc.*(a)	28,736	3,285,387

		47,262,345

Leisure Products 0.7%
Brunswick Corp.	67,022	4,011,937
Polaris Industries, Inc.(a)	44,510	3,741,956
Vista Outdoor, Inc.*	43,927	1,265,537

		9,019,430

Life Sciences Tools & Services 0.9%
Bio-Rad Laboratories, Inc., Class A*	15,497	2,945,670
Bio-Techne Corp.	27,864	2,835,162
Charles River Laboratories International, Inc.*	35,361	2,857,169
PAREXEL International Corp.*	39,794	2,820,996

		11,458,997

Machinery 4.9%
AGCO Corp.(a)	50,334	3,160,975
CLARCOR, Inc.	36,330	3,008,487
Crane Co.	37,239	2,682,698
Donaldson Co., Inc.	98,728	4,171,258
Graco, Inc.	41,606	3,727,482
IDEX Corp.	56,907	5,130,735
ITT, Inc.	65,973	2,696,317
Joy Global, Inc.	73,339	2,062,293
Kennametal, Inc.	59,505	2,126,709
Lincoln Electric Holdings, Inc.	46,349	3,864,116
Nordson Corp.	39,712	4,508,503
Oshkosh Corp.	55,625	3,873,169
Terex Corp.	79,168	2,517,542
Timken Co. (The)	52,470	2,329,668

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Toro Co. (The)	81,595	$4,808,393
Trinity Industries, Inc.	113,825	3,134,740
Wabtec Corp.	66,501	5,761,647
Woodward, Inc.	41,444	2,886,160

		62,450,892

Marine 0.2%
Kirby Corp.*	40,231	2,592,888

Media 1.3%
AMC Networks, Inc., Class A*	44,079	2,527,931
Cable One, Inc.	3,489	2,206,374
Cinemark Holdings, Inc.(a)	78,849	3,351,082
John Wiley & Sons, Inc., Class A	33,433	1,842,158
Live Nation Entertainment, Inc.*	98,675	2,824,078
Meredith Corp.	27,199	1,667,299
New York Times Co. (The), Class A	92,617	1,250,330
Time, Inc.	74,088	1,426,194

		17,095,446

Metals & Mining 2.1%
Allegheny Technologies, Inc.(a)	80,598	1,751,394
Carpenter Technology Corp.	34,388	1,376,208
Commercial Metals Co.	85,630	1,749,421
Compass Minerals International, Inc.(a)	25,260	2,111,736
Reliance Steel & Aluminum Co.	54,224	4,318,942
Royal Gold, Inc.	48,774	3,520,019
Steel Dynamics, Inc.	182,031	6,154,468
United States Steel Corp.	128,776	4,212,263
Worthington Industries, Inc.	32,735	1,564,406

		26,758,857

Multiline Retail 0.2%
Big Lots, Inc.	33,048	1,652,400
JC Penney Co., Inc.*(a)	229,886	1,528,742

		3,181,142

Multi-Utilities 1.0%
Black Hills Corp.	39,684	2,482,234
MDU Resources Group, Inc.	145,789	4,278,907
NorthWestern Corp.	36,055	2,059,101
Vectren Corp.	61,833	3,394,014

		12,214,256

Oil, Gas & Consumable Fuels 2.1%
CONSOL Energy, Inc.(a)	132,067	2,237,215
Denbury Resources, Inc.*(a)	292,776	980,800
Energen Corp.*	72,558	3,910,151
Gulfport Energy Corp.*	115,466	2,413,239
HollyFrontier Corp.	131,329	3,804,601
QEP Resources, Inc.*	179,191	3,125,091
SM Energy Co.(a)	72,034	2,197,757
Western Refining, Inc.	59,128	2,070,071
World Fuel Services Corp.	52,603	2,339,782
WPX Energy, Inc.*	290,526	4,047,027

		27,125,734

Paper & Forest Products 0.3%
Domtar Corp.	46,698	2,040,236
Louisiana-Pacific Corp.*	106,301	2,033,538

		4,073,774

Personal Products 0.4%
Avon Products, Inc.*	325,524	1,910,826
Edgewell Personal Care Co.*	43,226	3,407,938

		5,318,764

Pharmaceuticals 0.5%
Akorn, Inc.*	65,426	1,249,637
Catalent, Inc.*	93,252	2,495,423
Prestige Brands Holdings, Inc.*	39,550	2,086,658

		5,831,718

Professional Services 0.6%
CEB, Inc.	23,909	1,827,843
FTI Consulting, Inc.*	31,354	1,321,257
ManpowerGroup, Inc.	50,080	4,780,637

		7,929,737

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	34,254	1,524,988
Jones Lang LaSalle, Inc.(a)	33,809	3,483,341

		5,008,329

Road & Rail 1.1%
Avis Budget Group, Inc.*	65,702	2,445,428
Genesee & Wyoming, Inc., Class A*	45,826	3,453,447
Landstar System, Inc.	31,126	2,633,260
Old Dominion Freight Line, Inc.*	51,636	4,558,426
Werner Enterprises, Inc.	34,127	958,969

		14,049,530

Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc.*	567,433	5,884,280
Cirrus Logic, Inc.*	47,522	2,866,527
Cree, Inc.*	74,591	2,057,220
Cypress Semiconductor Corp.	240,197	2,834,325
Integrated Device Technology, Inc.*	100,195	2,523,912
Intersil Corp., Class A	102,203	2,292,413
Microsemi Corp.*	85,589	4,549,055
Monolithic Power Systems, Inc.	27,903	2,434,258
Silicon Laboratories, Inc.*	31,120	2,029,024
Synaptics, Inc.*	25,795	1,454,322
Teradyne, Inc.	150,276	4,264,833
Versum Materials, Inc.*	81,150	2,268,143

		35,458,312

Software 4.2%
ACI Worldwide, Inc.*	87,224	1,692,145
ANSYS, Inc.*	64,576	6,022,358
Cadence Design Systems, Inc.*	214,001	5,570,446
CDK Global, Inc.	111,503	6,974,513
CommVault Systems, Inc.*	31,476	1,545,472
Fair Isaac Corp.	23,086	2,846,504
Fortinet, Inc.*	109,892	3,655,008
Manhattan Associates, Inc.*	53,188	2,726,417
Mentor Graphics Corp.(a)	81,726	3,016,507
PTC, Inc.*	86,313	4,537,474
Synopsys, Inc.*	112,897	7,100,092
Tyler Technologies, Inc.*	24,881	3,633,124
Ultimate Software Group, Inc. (The)*(a)	21,640	4,190,802

		53,510,862

Specialty Retail 1.9%
Aaron’s, Inc.	47,057	1,455,944
American Eagle Outfitters, Inc.	127,681	1,929,260
Cabela’s, Inc.*	38,311	2,141,202
Chico’s FAS, Inc.	95,613	1,289,819
CST Brands, Inc.	56,482	2,721,303
Dick’s Sporting Goods, Inc.	65,639	3,386,972
GameStop Corp., Class A	76,156	1,865,060
Murphy USA, Inc.*	27,120	1,727,544
Office Depot, Inc.	395,406	1,759,557
Restoration Hardware Holdings, Inc.*(a)	29,721	803,061

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
Sally Beauty Holdings, Inc.*	107,681	$2,562,808
Williams-Sonoma, Inc.	60,791	2,930,734

		24,573,264

Technology Hardware, Storage & Peripherals 0.5%
3D Systems Corp.*(a)	78,263	1,290,557
Diebold Nixdorf, Inc.	55,675	1,514,360
NCR Corp.*	92,682	3,987,180

		6,792,097

Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	36,898	3,090,207
Deckers Outdoor Corp.*	23,706	1,365,466
Fossil Group, Inc.*	31,730	811,336
Kate Spade & Co.*	95,516	1,768,001
Skechers U.S.A., Inc., Class A*	99,748	2,505,670

		9,540,680

Thrifts & Mortgage Finance 0.6%
New York Community Bancorp, Inc.	363,179	5,516,689
Washington Federal, Inc.	66,364	2,180,057

		7,696,746

Trading Companies & Distributors 0.8%
GATX Corp.(a)	29,539	1,707,945
MSC Industrial Direct Co., Inc., Class A	33,326	3,404,251
NOW, Inc.*	80,048	1,701,820
Watsco, Inc.	19,251	2,940,398

		9,754,414

Water Utilities 0.3%
Aqua America, Inc.	132,456	4,027,987

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	69,615	2,133,700

Total Common Stocks (cost $874,545,018)		1,226,979,906

Investment Company 0.1%

	Shares	Market Value

Money Market Fund 0.1%
Fidelity Institutional Investments Money Market Governement Portfolio–Institutional Class, 0.47% (b)(c)	1,189,553	1,189,553

Total Investment Company (cost $1,189,553)		1,189,553

Repurchase Agreement 2.0%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.55%, Dated 01/31/17, due 02/01/17, repurchase price $25,885,275, collateralized by U.S. Treasury Note, 2.13%, maturing 05/15/25; total market value $26,568,631.(c)	$25,884,880	25,884,880

Total Repurchase Agreement (cost $25,884,880)		25,884,880

Total Investments (cost $901,619,451)(d) — 98.2%		1,254,054,339
Other assets in excess of liabilities — 1.8%		22,896,915

NET ASSETS — 100.0%		$1,276,951,254

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $80,745,995, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,189,553 and $25,884,880,respectively, and $55,901,981 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.63%, and maturity dates ranging from 04/13/17 - 02/15/44; a total value of $82,976,414.
(b)	Represents 7-day effective yield as of January 31, 2017.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2017 was $27,074,433.
(d)	At January 31, 2017, the tax basis cost of the Fund’s investments was $915,561,033, tax unrealized appreciation and depreciation were $388,221,161 and $(49,727,855), respectively.

Ltd.	Limited
plc	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

At January 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
301	S&P MID 400 E-Mini	03/17/17	$50,733,550	$349,298

At January 31, 2017, the Fund has $1,970,800 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,226,979,906	$—	$—	$1,226,979,906
Futures Contracts	349,298	—	—	349,298
Investment Company	1,189,553	—	—	1,189,553
Repurchase Agreement	—	25,884,880	—	25,884,880

Total	$1,228,518,757	$25,884,880	$—	$1,254,403,637

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s SDs in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$349,298

Total		$349,298

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Portfolio Completion Fund

Common Stocks 10.5%

	Shares	Market Value
Equity Real Estate Investment Trusts (REITs) 9.4%
Acadia Realty Trust	8,325	$265,068
Activia Properties, Inc.	53	259,282
AEON REIT Investment Corp.	83	90,461
Alexandria Real Estate Equities, Inc.	6,851	759,228
American Campus Communities, Inc.	10,727	521,547
American Homes 4 Rent, Class A	18,386	409,640
Apartment Investment & Management Co., Class A	13,149	579,476
Apple Hospitality REIT, Inc.	10,917	218,558
Argosy Property Ltd.	26,897	20,228
Artis Real Estate Investment Trust	10,000	94,063
Ascendas Real Estate Investment Trust	217,000	378,895
Ashford Hospitality Prime, Inc.	2,722	36,584
Ashford Hospitality Trust, Inc.	8,444	64,174
AvalonBay Communities, Inc.	11,293	1,957,190
Befimmo SA	1,526	83,688
Beni Stabili SpA SIIQ*	103,995	58,489
Big Yellow Group plc	11,274	97,431
Boardwalk Real Estate Investment Trust	2,000	72,530
Boston Properties, Inc.	13,244	1,733,640
Brandywine Realty Trust	16,980	273,378
British Land Co. plc (The)	88,219	648,427
Brixmor Property Group, Inc.	22,788	549,874
BWP Trust	27,719	61,406
Camden Property Trust	6,506	543,706
Canadian Apartment Properties REIT	5,500	134,071
Canadian Real Estate Investment Trust	900	32,722
CapitaLand Commercial Trust	208,500	225,883
CapitaLand Mall Trust	205,800	282,791
Care Capital Properties, Inc.	6,950	171,735
CBL & Associates Properties, Inc.	17,238	187,032
Cedar Realty Trust, Inc.	7,536	45,291
Champion REIT	24,000	12,963
Charter Hall Retail REIT	6,512	20,886
Chesapeake Lodging Trust	4,693	120,141
Cofinimmo SA	1,103	123,857
Colony Starwood Homes	3,769	118,535
Columbia Property Trust, Inc.	10,475	233,069
Corporate Office Properties Trust	7,226	229,931
Cousins Properties, Inc.	27,524	233,954
Crombie Real Estate Investment Trust	4,300	44,512
CubeSmart	15,991	401,854
Daiwa Office Investment Corp.	29	152,599
DCT Industrial Trust, Inc.	7,452	333,030
DDR Corp.	27,308	414,535
Derwent London plc	11,975	372,530
Dexus Property Group	82,369	561,119
DiamondRock Hospitality Co.	16,662	187,781
Digital Realty Trust, Inc.	13,610	1,464,844
Douglas Emmett, Inc.	12,320	466,189
Dream Office Real Estate Investment Trust	3,500	51,670
Duke Realty Corp.	29,954	728,781
DuPont Fabros Technology, Inc.	6,499	308,573
Easterly Government Properties, Inc.	986	19,424
EastGroup Properties, Inc.	2,616	185,134
Education Realty Trust, Inc.	5,647	227,066
Equity Commonwealth*	10,035	309,479
Equity LifeStyle Properties, Inc.	6,337	468,558
Equity One, Inc.	7,493	233,707
Equity Residential	30,470	1,851,662
Essex Property Trust, Inc.	5,267	1,181,388
Eurocommercial Properties NV CVA-NL	3,591	133,327
Extra Space Storage, Inc.	11,022	794,135
Federal Realty Investment Trust	5,516	774,612
FelCor Lodging Trust, Inc.	12,067	92,916
First Industrial Realty Trust, Inc.	10,654	275,406
First Potomac Realty Trust	8,633	88,402
Fonciere Des Regions	4,419	368,348
Forest City Realty Trust, Inc., Class A	19,088	432,152
Franklin Street Properties Corp.	9,866	125,792
Frontier Real Estate Investment Corp.	34	154,825
Fukuoka REIT Corp.	39	62,611
Gecina SA	3,441	443,727
GGP, Inc.	50,503	1,254,495
Global One Real Estate Investment Corp.	12	45,416
Goodman Group	140,241	736,449
Goodman Property Trust	65,449	60,252
GPT Group (The)	161,850	574,763
Great Portland Estates plc	31,329	245,175
Growthpoint Properties Ltd.	219,388	429,230
H&R Real Estate Investment Trust	9,780	169,558
Hammerson plc	65,175	449,208
HCP, Inc.	41,708	1,264,587
Healthcare Realty Trust, Inc.	10,726	324,032
Hersha Hospitality Trust	4,082	81,599
Highwoods Properties, Inc.	7,837	402,900
Hoshino Resorts REIT, Inc.	12	64,088
Hospitality Properties Trust	13,798	429,532
Host Hotels & Resorts, Inc.	62,435	1,128,200
Hudson Pacific Properties, Inc.	10,074	356,720
Hulic Reit, Inc.	82	142,376
Hyprop Investments Ltd.	23,193	206,315
Ichigo Hotel REIT Investment Corp.	26	29,316
Immobiliare Grande Distribuzione SIIQ SpA	45,509	34,192
Independence Realty Trust, Inc.	5,348	49,362
Intu Properties plc	71,531	243,974
Investa Office Fund	38,941	132,875
Is Gayrimenkul Yatirim Ortakligi A/S	6,330	2,601
Japan Excellent, Inc.	103	128,720
Japan Prime Realty Investment Corp.	73	292,950
Japan Real Estate Investment Corp.	101	573,924
Japan Rental Housing Investments, Inc.	115	84,138
Japan Retail Fund Investment Corp.	218	466,102
Kenedix Office Investment Corp.	35	206,571
Kenedix Residential Investment Corp.	23	63,856
Kenedix Retail REIT Corp.	35	84,349
Keppel REIT	86,000	61,591
Kilroy Realty Corp.	7,681	574,923
Kimco Realty Corp.	36,142	899,574
Kite Realty Group Trust	6,948	166,891
Kiwi Property Group Ltd.	116,519	123,515
Klepierre	19,307	733,152
Land Securities Group plc	66,967	839,269
LaSalle Hotel Properties	8,967	270,534
Liberty Property Trust	12,992	498,763
Life Storage, Inc.	3,689	300,469
Link REIT	179,500	1,226,628
LTC Properties, Inc.	3,324	155,131
Macerich Co. (The)	10,421	715,819
Mack-Cali Realty Corp.	8,103	227,046
Mapletree Logistics Trust	57,800	43,132
MCUBS MidCity Investment Corp.	23	73,160
Mercialys SA	3,435	67,243
Mid-America Apartment Communities, Inc.	9,234	876,768
Monogram Residential Trust, Inc.	10,900	110,853
Mori Hills REIT Investment Corp.	117	159,141
Mori Trust Sogo Reit, Inc.	65	104,322
National Storage Affiliates Trust	3,190	70,978
NexPoint Residential Trust, Inc.	1,632	37,716
Nippon Building Fund, Inc.	119	683,411
NorthStar Realty Europe Corp.	4,840	58,128

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Equity Real Estate Investment Trusts (REITs) (continued)
Orix JREIT, Inc.	204	$333,707
Parkway, Inc.*	3,599	76,623
Pebblebrook Hotel Trust	6,350	189,929
Pennsylvania Real Estate Investment Trust	6,832	122,361
Piedmont Office Realty Trust, Inc., Class A	10,614	230,536
Precinct Properties New Zealand Ltd.	21,624	19,594
Premier Investment Corp.	73	85,031
Prologis, Inc.	45,664	2,230,686
PS Business Parks, Inc.	1,165	130,527
Public Storage	12,486	2,684,490
Quality Care Properties, Inc.*	8,521	157,298
Ramco-Gershenson Properties Trust	5,986	97,332
Regency Centers Corp.	8,535	595,146
Retail Opportunity Investments Corp.	10,349	219,399
Rexford Industrial Realty, Inc.	6,084	138,168
RioCan Real Estate Investment Trust	13,600	271,843
RLJ Lodging Trust	10,960	254,382
SA Corporate Real Estate Ltd.	165,090	69,834
Saul Centers, Inc.	892	56,633
Scentre Group	465,666	1,553,886
Segro plc	64,579	375,139
Senior Housing Properties Trust	22,194	422,796
Seritage Growth Properties, Class A	1,770	72,216
Shaftesbury plc	16,467	181,832
Silver Bay Realty Trust Corp.	2,275	38,334
Simon Property Group, Inc.	26,543	4,877,807
SL Green Realty Corp.	8,592	936,270
Smart Real Estate Investment Trust	5,300	130,418
Sun Communities, Inc.	5,213	410,576
Sunstone Hotel Investors, Inc.	17,836	262,546
Suntec Real Estate Investment Trust	237,800	292,258
Tanger Factory Outlet Centers, Inc.	7,596	259,707
Taubman Centers, Inc.	5,089	360,505
Tier REIT, Inc.	3,868	70,436
Tokyu REIT, Inc.	63	78,372
UDR, Inc.	21,514	751,914
Unibail-Rodamco SE	8,729	2,011,613
United Urban Investment Corp.	246	392,372
Universal Health Realty Income Trust	2,073	128,775
Urban Edge Properties	8,518	238,248
Vastned Retail NV	1,262	46,544
Ventas, Inc.	31,184	1,923,117
Vornado Realty Trust	14,701	1,562,863
Washington Prime Group, Inc.	18,508	178,602
Washington Real Estate Investment Trust	6,367	200,242
Weingarten Realty Investors	10,371	369,519
Welltower, Inc.	31,791	2,107,743
Wereldhave NV	3,288	144,128
Westfield Corp.	164,667	1,097,731
Workspace Group plc	11,587	110,052
Xenia Hotels & Resorts, Inc.	8,607	157,938

		75,204,512

Real Estate Management & Development 1.1%
Aeon Mall Co. Ltd.	10,730	155,510
Atrium European Real Estate Ltd.	4,201	17,640
BR Malls Participacoes SA*	48,110	223,977
Buwog AG*	5,500	131,244
CA Immobilien Anlagen AG*	4,749	93,560
Capital & Counties Properties plc	63,995	219,550
CapitaLand Ltd.	258,500	603,273
Castellum AB	23,711	326,635
Central Pattana PCL	75,800	121,662
Daibiru Corp.	7,700	69,843
Fabege AB	14,188	241,595
First Capital Realty, Inc.	6,700	106,582
Gateway Lifestyle	8,994	13,846
Global Logistic Properties Ltd.	250,300	461,298
Grainger plc	19,902	59,669
Hang Lung Properties Ltd.	173,000	425,766
Heiwa Real Estate Co. Ltd.	4,800	66,708
Hongkong Land Holdings Ltd.	92,500	603,806
Hulic Co. Ltd.	18,100	176,492
Hysan Development Co. Ltd.	32,342	147,397
Immofinanz AG*	71,679	131,632
Kungsleden AB	15,988	103,016
LEG Immobilien AG*	5,287	415,850
Leopalace21 Corp.	24,400	139,774
Mitsui Fudosan Co. Ltd.	88,000	2,031,674
NTT Urban Development Corp.	11,000	96,760
PSP Swiss Property AG REG	2,877	258,873
Robinsons Land Corp.	85,500	43,164
SM Prime Holdings, Inc.	932,975	557,125
Swiss Prime Site AG REG*	5,606	466,998
Tokyu Fudosan Holdings Corp.	52,200	305,154

		8,816,073

Total Common Stocks (cost $78,569,458)		84,020,585

Structured Notes 5.3%

	Principal Amount	Market Value
JPMorgan Chase Bank NA Commodity Note (indexed to the Bloomberg Roll Select Commodity Total Return Index), three-month U.S Dollar LIBOR- 0.30% due 02/09/18 (b)(c)	$18,700,000	19,627,453
UBS AG Commodity Note (indexed to the Bloomberg Roll Select Commodity Return Index), three-month U.S Dollar LIBOR due 07/03/17(a)(b)	270,000	299,996
UBS AG Commodity Note (indexed to the Bloomberg Roll Select Commodity Return Index), three-month U.S Dollar LIBOR due 01/05/18(a)(b)	21,430,000	21,907,270

Total Structured Notes (cost $40,400,000)		41,834,719

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

Investment Company 79.9%

	Shares	Market Value
Money Market Fund 79.9%
JPMorgan U.S. Government Money Market Fund - Institutional Shares, 0.43%(d)	636,482,920	$636,482,920

Total Investment Company (cost $636,482,920)		636,482,920

Total Investments (cost $755,452,378) (e) — 95.7%		762,338,224
Other assets in excess of liabilities — 4.3%		34,350,828

NET ASSETS — 100.0%		$796,689,052

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2017. The maturity date represents the actual maturity date.
(b)	Security is linked to the Bloomberg Roll Select Commodity Total Return Index. Security does not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Bloomberg Roll Select Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2017 was $19,627,453 which represents 2.46% of net assets.
(d)	Represents 7-day effective yield as of January 31, 2017.
(e)	At January 31, 2017, the tax basis cost of the Fund’s investments was $755,715,631, tax unrealized appreciation and depreciation were $11,481,226 and $(4,858,633), respectively.

AB	Stock Company
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CVA	Dutch Certificate
Ltd.	Limited
NA	National Association
NL	Netherlands
NV	Public Traded Company
PCL	Public Company Limited
plc	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SE	European Public Limited Liability Company
SIIQ	Listed Real Estate Investment Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

At January 31, 2017, the Fund’s open swap contracts were as follows:

Centrally cleared credit default swaps on credit indices —- sell protection1

Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of January 31, 2017[3]	Termination Date	Upfront Premium (Received)/Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX Emerging Markets Index Series 26	1.00%	$146,990,000	2.369%	12/20/21	$(8,937,526)	$276,029
Markit CDX North America High Yield Index Series 27	5.00%	148,560,000	3.522%	12/20/21	5,345,724	4,712,535

					$(3,591,802)	$4,988,564

CDX Credit Default Swap Index

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Total Return Swap

Counterparty	Payments made by Fund	Payments Received by Fund	Notional Amount	Termination Date	Upfront Premium (Received)/Paid	Unrealised Appreciation/ (Depreciation)
UBS AG	Three-month U.S. Dollar LIBOR	MSCI Emerging Markets Index	$78,002,863	07/06/17	$42,226	$3,986,251

					$42,226	$3,986,251

At January 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
85	Australian 10 Year Bond Future	03/15/17	$8,270,494	$81,423
86	Canada 10 Year Bond	03/22/17	9,083,451	(86,243)
613	EURO-BUND Futures	03/08/17	107,286,852	234,493
51	Japan 10 Year Bond Treasury Future	03/13/17	67,698,875	(110,764)
102	Long Gilt Futures	03/29/17	15,894,502	44,196

			$208,234,174	$163,105

GILT Government Index-Linked Treasury

At January 31, 2017, the Fund has $2,618,989 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which the securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$54,746,175	$20,458,337	$—	$75,204,512
Real Estate Management & Development	697,984	8,118,089	—	8,816,073

Total Common Stocks	$55,444,159	$28,576,426	$—	$84,020,585

Swap Contracts*	—	8,974,815	—	8,974,815
Futures Contracts	360,112	—	—	360,112
Investment Company	636,482,920	—	—	636,482,920
Structured Notes	—	41,834,719	—	41,834,719

Total Assets	$692,287,191	$79,385,960	$—	$771,673,151

Liabilities:
Futures Contracts	$(197,007)	$—	$—	$(197,007)

Total Liabilities	$(197,007)	$—	$—	$(197,007)

Total	$692,090,184	$79,385,960	$—	$771,476,144

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	The total return swap contract is included in the table at value. Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

During the period ended January 31, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts and financial futures contracts.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended January 31, 2017. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund uses credit default swap contracts to create synthetic long exposure to domestic and emerging markets indices. Under the terms of the swap agreements, upfront payments may be exchanged between the seller and the buyer. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.

As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2017 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss).

Total Return Swaps. The Fund entered into total return swaps to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index. Total return swaps are agreement in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.

The Fund entered into total return swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swaps are generally categorized as Level 2 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to meet the Fund’s objectives and to obtain and/or manage exposure related to the value of interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2017

Assets:		Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$4,988,564
Equity risk	Swap contracts, at value	3,986,251

Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	360,112

Total		$9,334,927

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(197,007)

Total		$(197,007)

(a)	The total retrun swap contract is included in the table at value. Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 99.2%

	Shares	Market Value
Aerospace & Defense 2.2%
Arconic, Inc.	52,478	$1,195,974
Boeing Co. (The)	69,695	11,389,557
General Dynamics Corp.	34,522	6,251,244
L3 Technologies, Inc.	9,146	1,451,379
Lockheed Martin Corp.	30,394	7,638,924
Northrop Grumman Corp.	21,538	4,933,925
Raytheon Co.	35,568	5,127,483
Rockwell Collins, Inc.	15,388	1,396,615
Textron, Inc.	32,007	1,516,171
TransDigm Group, Inc.	5,935	1,284,334
United Technologies Corp.	93,456	10,249,319

		52,434,925

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	16,792	1,277,200
Expeditors International of Washington, Inc.	21,216	1,104,929
FedEx Corp.	29,473	5,573,639
United Parcel Service, Inc., Class B	83,270	9,087,255

		17,043,023

Airlines 0.6%
Alaska Air Group, Inc.	14,473	1,357,857
American Airlines Group, Inc.(a)	63,738	2,820,406
Delta Air Lines, Inc.	90,071	4,254,954
Southwest Airlines Co.	74,670	3,905,988
United Continental Holdings, Inc.*	35,311	2,488,366

		14,827,571

Auto Components 0.2%
BorgWarner, Inc.	24,982	1,020,015
Delphi Automotive plc	32,597	2,283,746
Goodyear Tire & Rubber Co. (The)	32,595	1,055,752

		4,359,513

Automobiles 0.6%
Ford Motor Co.	467,530	5,778,671
General Motors Co.	169,975	6,222,785
Harley-Davidson, Inc.	21,041	1,200,178

		13,201,634

Banks 6.6%
Bank of America Corp.	1,217,643	27,567,438
BB&T Corp.	97,871	4,520,662
Citigroup, Inc.	343,386	19,171,240
Citizens Financial Group, Inc.	62,466	2,259,395
Comerica, Inc.	20,707	1,398,344
Fifth Third Bancorp	92,068	2,402,975
Huntington Bancshares, Inc.	129,477	1,751,824
JPMorgan Chase & Co.	431,292	36,500,242
KeyCorp	130,462	2,344,402
M&T Bank Corp. (a)	18,946	3,080,051
People’s United Financial, Inc.	38,620	724,125
PNC Financial Services Group, Inc. (The)	59,027	7,110,392
Regions Financial Corp.	150,935	2,174,973
SunTrust Banks, Inc.	60,335	3,428,235
U.S. Bancorp	193,239	10,174,033
Wells Fargo & Co.	545,051	30,702,723
Zions Bancorp	25,474	1,074,748

		156,385,802

Beverages 2.0%
Brown-Forman Corp., Class B	22,652	1,032,931
Coca-Cola Co. (The)	466,589	19,396,105
Constellation Brands, Inc., Class A	21,293	3,188,840
Dr Pepper Snapple Group, Inc.	22,241	2,028,379
Molson Coors Brewing Co., Class B	22,121	2,135,119
Monster Beverage Corp.*	48,759	2,077,133
PepsiCo, Inc.	172,913	17,944,911

		47,803,418

Biotechnology 2.7%
AbbVie, Inc.	195,658	11,956,660
Alexion Pharmaceuticals, Inc.*	26,936	3,519,997
Amgen, Inc.	89,883	14,082,868
Biogen, Inc.*	26,328	7,299,175
Celgene Corp.*	93,113	10,815,075
Gilead Sciences, Inc.	158,480	11,481,876
Regeneron Pharmaceuticals, Inc.*	9,064	3,256,605
Vertex Pharmaceuticals, Inc.*	29,767	2,556,092

		64,968,348

Building Products 0.3%
Allegion plc	11,910	782,130
Fortune Brands Home & Security, Inc.	19,022	1,048,683
Johnson Controls International plc	113,482	4,990,938
Masco Corp.	38,847	1,280,009

		8,101,760

Capital Markets 2.8%
Affiliated Managers Group, Inc.*	6,267	954,840
Ameriprise Financial, Inc.	19,421	2,180,396
Bank of New York Mellon Corp. (The)	128,239	5,736,130
BlackRock, Inc.	14,689	5,493,392
Charles Schwab Corp. (The)	144,681	5,966,644
CME Group, Inc.(a)	40,840	4,944,907
E*TRADE Financial Corp.*	31,965	1,197,089
Franklin Resources, Inc.	41,877	1,664,192
Goldman Sachs Group, Inc. (The)	44,558	10,218,041
Intercontinental Exchange, Inc.	71,775	4,188,789
Invesco Ltd.	48,682	1,407,883
Moody’s Corp.	20,067	2,080,346
Morgan Stanley	176,787	7,511,680
Nasdaq, Inc.	13,220	932,539
Northern Trust Corp.	25,657	2,128,505
S&P Global, Inc.	31,732	3,813,552
State Street Corp.	44,109	3,361,106
T Rowe Price Group, Inc.	29,942	2,019,288

		65,799,319

Chemicals 2.1%
Air Products & Chemicals, Inc.	26,100	3,647,736
Albemarle Corp.	13,179	1,220,903
CF Industries Holdings, Inc.	28,902	1,019,952
Dow Chemical Co. (The)	135,370	8,072,113
Eastman Chemical Co.	17,427	1,350,592
Ecolab, Inc.	31,557	3,790,942
EI du Pont de Nemours & Co.	104,931	7,922,291
FMC Corp.	16,618	999,739
International Flavors & Fragrances, Inc.	9,304	1,090,522
LyondellBasell Industries NV, Class A	40,951	3,819,500
Monsanto Co.	52,638	5,701,222
Mosaic Co. (The)	40,917	1,283,566
PPG Industries, Inc.	32,035	3,203,820
Praxair, Inc.	34,357	4,069,243
Sherwin-Williams Co. (The)	9,682	2,941,488

		50,133,629

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies 0.3%
Cintas Corp.	10,025	$1,164,003
Pitney Bowes, Inc.	23,617	375,983
Republic Services, Inc.	27,714	1,590,229
Stericycle, Inc.*	10,672	823,238
Waste Management, Inc.	49,057	3,409,461

		7,362,914

Communications Equipment 1.0%
Cisco Systems, Inc.	603,981	18,554,296
F5 Networks, Inc.*	7,725	1,035,382
Harris Corp.	14,717	1,511,583
Juniper Networks, Inc.	45,090	1,207,510
Motorola Solutions, Inc.	19,857	1,602,659

		23,911,430

Construction & Engineering 0.1%
Fluor Corp.	16,167	897,268
Jacobs Engineering Group, Inc.*	15,081	882,993
Quanta Services, Inc.*	17,212	617,739

		2,398,000

Construction Materials 0.2%
Martin Marietta Materials, Inc.	7,561	1,736,005
Vulcan Materials Co.	15,963	2,048,532

		3,784,537

Consumer Finance 0.8%
American Express Co.	93,159	7,115,484
Capital One Financial Corp.	58,132	5,080,156
Discover Financial Services	48,523	3,361,673
Navient Corp.	40,347	606,819
Synchrony Financial	95,193	3,409,813

		19,573,945

Containers & Packaging 0.3%
Avery Dennison Corp.	10,195	744,439
Ball Corp.	20,723	1,580,336
International Paper Co.	49,643	2,809,794
Sealed Air Corp.	24,295	1,178,308
WestRock Co.	29,851	1,592,849

		7,905,726

Distributors 0.1%
Genuine Parts Co.	17,785	1,721,766
LKQ Corp.*	37,957	1,211,208

		2,932,974

Diversified Consumer Services 0.0%†
H&R Block, Inc.	26,863	576,480

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B*	228,061	37,433,933
Leucadia National Corp.	40,071	955,693

		38,389,626

Diversified Telecommunication Services 2.5%
AT&T, Inc.(a)	739,053	31,158,475
CenturyLink, Inc.	64,912	1,678,624
Frontier Communications Corp.(a)	144,395	503,939
Level 3 Communications, Inc.*	34,931	2,076,997
Verizon Communications, Inc.	489,692	23,999,805

		59,417,840

Electric Utilities 1.9%
Alliant Energy Corp.	28,205	1,061,918
American Electric Power Co., Inc.	59,169	3,790,366
Duke Energy Corp.	82,798	6,502,955
Edison International	39,300	2,864,184
Entergy Corp.	21,257	1,522,852
Eversource Energy	38,088	2,107,028
Exelon Corp.	110,833	3,976,688
FirstEnergy Corp.	50,570	1,533,282
NextEra Energy, Inc.	56,143	6,946,012
PG&E Corp.	60,013	3,714,205
Pinnacle West Capital Corp.	12,902	1,001,582
PPL Corp.	81,618	2,843,571
Southern Co. (The)	117,657	5,815,786
Xcel Energy, Inc.	61,318	2,533,660

		46,214,089

Electrical Equipment 0.6%
Acuity Brands, Inc.(a)	5,145	1,066,198
AMETEK, Inc.	27,459	1,403,155
Eaton Corp. plc	54,679	3,870,180
Emerson Electric Co.	77,350	4,537,351
Rockwell Automation, Inc.	15,555	2,301,984

		13,178,868

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	37,293	2,516,905
Corning, Inc.	114,736	3,039,357
FLIR Systems, Inc.	17,050	602,376
TE Connectivity Ltd.	42,806	3,182,626

		9,341,264

Energy Equipment & Services 1.2%
Baker Hughes, Inc.	51,491	3,248,052
Halliburton Co.	103,594	5,860,313
Helmerich & Payne, Inc.(a)	13,421	955,039
National Oilwell Varco, Inc.	45,146	1,706,970
Schlumberger Ltd.	167,134	13,990,787
TechnipFMC plc*	56,623	1,903,665
Transocean Ltd.*	42,005	586,810

		28,251,636

Equity Real Estate Investment Trusts (REITs) 2.8%
American Tower Corp.	51,176	5,296,716
Apartment Investment & Management Co., Class A	19,451	857,206
AvalonBay Communities, Inc.	16,587	2,874,693
Boston Properties, Inc.	18,536	2,426,362
Crown Castle International Corp.	43,542	3,824,294
Digital Realty Trust, Inc.	18,240	1,963,171
Equinix, Inc.	8,591	3,307,363
Equity Residential	43,991	2,673,333
Essex Property Trust, Inc.	7,811	1,752,007
Extra Space Storage, Inc.	14,668	1,056,829
Federal Realty Investment Trust	8,308	1,166,692
GGP, Inc.	69,828	1,734,528
HCP, Inc.	55,744	1,690,158
Host Hotels & Resorts, Inc.	88,501	1,599,213
Iron Mountain, Inc.	30,406	1,088,535
Kimco Realty Corp.	49,486	1,231,707
Macerich Co. (The)	14,984	1,029,251
Mid-America Apartment Communities, Inc.	13,350	1,267,582
Prologis, Inc.	63,463	3,100,168
Public Storage	17,940	3,857,100
Realty Income Corp.	30,853	1,839,764
Simon Property Group, Inc.	37,756	6,938,420
SL Green Realty Corp.	11,832	1,289,333
UDR, Inc.	33,167	1,159,187
Ventas, Inc.	42,497	2,620,790
Vornado Realty Trust	20,661	2,196,471
Welltower, Inc.	43,242	2,866,945
Weyerhaeuser Co.	90,288	2,828,723

		65,536,541

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food & Staples Retailing 2.0%
Costco Wholesale Corp.	52,686	$8,637,870
CVS Health Corp.	128,067	10,092,960
Kroger Co. (The)	114,149	3,876,500
Sysco Corp.	61,579	3,230,435
Walgreens Boots Alliance, Inc.	102,716	8,416,549
Wal-Mart Stores, Inc.	182,176	12,158,426
Whole Foods Market, Inc.	37,341	1,128,445

		47,541,185

Food Products 1.6%
Archer-Daniels-Midland Co.	70,124	3,103,688
Campbell Soup Co.	22,970	1,429,423
Conagra Brands, Inc.	49,921	1,951,412
General Mills, Inc.	71,858	4,489,688
Hershey Co. (The)	16,732	1,764,724
Hormel Foods Corp.	31,854	1,156,300
JM Smucker Co. (The)	13,917	1,890,624
Kellogg Co.	30,363	2,207,694
Kraft Heinz Co. (The)	71,615	6,394,503
McCormick & Co., Inc. (Non-Voting)	13,532	1,292,983
Mead Johnson Nutrition Co.	21,952	1,546,738
Mondelez International, Inc., Class A	186,817	8,272,257
Tyson Foods, Inc., Class A	35,812	2,248,636

		37,748,670

Health Care Equipment & Supplies 2.5%
Abbott Laboratories	206,454	8,623,584
Baxter International, Inc.	58,945	2,824,055
Becton Dickinson and Co.	25,642	4,546,070
Boston Scientific Corp.*	163,729	3,939,320
Cooper Cos., Inc. (The)	6,054	1,117,629
CR Bard, Inc.	8,802	2,088,979
Danaher Corp.	72,978	6,124,314
DENTSPLY SIRONA, Inc.	27,757	1,573,822
Edwards Lifesciences Corp.*	25,614	2,465,091
Hologic, Inc.*	32,710	1,325,736
IDEXX Laboratories, Inc.*	10,804	1,321,653
Intuitive Surgical, Inc.*	4,643	3,216,160
Medtronic plc	165,921	12,613,314
Stryker Corp.	37,378	4,617,304
Varian Medical Systems, Inc.*	10,830	840,949
Zimmer Biomet Holdings, Inc.	24,072	2,848,440

		60,086,420

Health Care Providers & Services 2.6%
Aetna, Inc.	42,181	5,003,089
AmerisourceBergen Corp.	20,149	1,758,605
Anthem, Inc.	31,625	4,874,678
Cardinal Health, Inc.	38,314	2,872,018
Centene Corp.*	21,119	1,336,199
Cigna Corp.	30,870	4,513,812
DaVita Inc.*	19,455	1,240,256
Envision Healthcare Corp.*	14,561	990,148
Express Scripts Holding Co.*	75,690	5,213,527
HCA Holdings, Inc.*	35,539	2,853,071
Henry Schein, Inc.*	9,698	1,550,322
Humana, Inc.	17,938	3,560,693
Laboratory Corp. of America Holdings*	12,159	1,631,859
McKesson Corp.	27,109	3,772,217
Patterson Cos., Inc.	10,338	430,164
Quest Diagnostics, Inc.	16,496	1,516,312
UnitedHealth Group, Inc.	114,454	18,552,993
Universal Health Services, Inc., Class B	10,541	1,187,233

		62,857,196

Health Care Technology 0.1%
Cerner Corp.*	35,861	1,926,094

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	52,212	2,891,501
Chipotle Mexican Grill, Inc.*	3,429	1,445,118
Darden Restaurants, Inc.	14,755	1,081,246
Marriott International, Inc., Class A	38,437	3,251,770
McDonald’s Corp.	100,067	12,265,212
Royal Caribbean Cruises Ltd.	20,026	1,875,034
Starbucks Corp.	176,331	9,736,998
Wyndham Worldwide Corp.	12,727	1,006,197
Wynn Resorts Ltd.	9,835	997,564
Yum Brands, Inc.	42,060	2,756,192

		37,306,832

Household Durables 0.5%
DR Horton, Inc.	39,658	1,186,171
Garmin Ltd.	14,183	684,897
Harman International Industries, Inc.	8,614	957,532
Leggett & Platt, Inc.	16,526	788,621
Lennar Corp., Class A	23,330	1,041,684
Mohawk Industries, Inc.*	7,477	1,613,835
Newell Brands, Inc.	58,075	2,748,690
PulteGroup, Inc.	38,125	820,069
Whirlpool Corp.	8,973	1,569,288

		11,410,787

Household Products 1.8%
Church & Dwight Co., Inc.	30,397	1,374,552
Clorox Co. (The)	15,475	1,857,000
Colgate-Palmolive Co.	107,043	6,912,837
Kimberly-Clark Corp.	43,265	5,240,690
Procter & Gamble Co. (The)	322,403	28,242,503

		43,627,582

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	81,352	930,667
NRG Energy, Inc.	38,738	640,726

		1,571,393

Industrial Conglomerates 2.4%
3M Co.	72,626	12,696,477
General Electric Co.	1,065,969	31,659,279
Honeywell International, Inc.	91,465	10,822,139
Roper Technologies, Inc.	12,210	2,342,489

		57,520,384

Insurance 2.7%
Aflac, Inc.	49,200	3,443,508
Allstate Corp. (The)	44,913	3,377,907
American International Group, Inc.	117,579	7,555,626
Aon plc	32,012	3,607,752
Arthur J Gallagher & Co.	21,893	1,178,500
Assurant, Inc.	6,606	641,641
Chubb Ltd.	55,977	7,360,416
Cincinnati Financial Corp.	17,698	1,249,125
Hartford Financial Services Group, Inc. (The)	46,468	2,263,456
Lincoln National Corp.	27,857	1,880,626
Loews Corp.	32,849	1,530,106
Marsh & McLennan Cos., Inc.	62,381	4,243,156
MetLife, Inc.	131,776	7,169,932
Principal Financial Group, Inc.	32,029	1,828,536
Progressive Corp. (The)	70,215	2,628,850
Prudential Financial, Inc.	52,487	5,516,909
Torchmark Corp.	13,708	1,008,086
Travelers Cos., Inc. (The)	34,743	4,092,031

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Unum Group	27,519	$1,250,188
Willis Towers Watson plc	15,549	1,945,646
XL Group Ltd.	32,250	1,211,632

		64,983,629

Internet & Direct Marketing Retail 2.4%
Amazon.com, Inc.*	47,498	39,113,653
Expedia, Inc.	14,375	1,747,857
Netflix, Inc.*	51,520	7,249,379
Priceline Group, Inc. (The)*	5,962	9,390,925
TripAdvisor, Inc.*	14,190	750,651

		58,252,465

Internet Software & Services 4.4%
Akamai Technologies, Inc.*	20,614	1,413,914
Alphabet, Inc., Class A*	35,659	29,247,155
Alphabet, Inc., Class C*	35,742	28,478,868
eBay, Inc.*	126,004	4,010,707
Facebook, Inc., Class A*	281,913	36,738,902
VeriSign, Inc.*(a)	11,536	925,303
Yahoo!, Inc.*	105,163	4,634,534

		105,449,383

IT Services 3.7%
Accenture plc, Class A(a)	74,771	8,514,174
Alliance Data Systems Corp.	6,965	1,590,667
Automatic Data Processing, Inc.	54,806	5,534,858
Cognizant Technology Solutions Corp., Class A*	72,929	3,835,336
CSRA, Inc.	17,856	553,893
Fidelity National Information Services, Inc.	39,492	3,136,454
Fiserv, Inc.*	26,433	2,839,697
Global Payments, Inc.	18,096	1,398,459
International Business Machines Corp.(a)	104,496	18,236,642
Mastercard, Inc., Class A	115,208	12,250,067
Paychex, Inc.	38,585	2,326,290
PayPal Holdings, Inc.*	134,785	5,361,747
Teradata Corp.*	16,195	475,485
Total System Services, Inc.	20,488	1,038,332
Visa, Inc., Class A	226,612	18,743,078
Western Union Co. (The)	57,329	1,122,502

		86,957,681

Leisure Products 0.1%
Hasbro, Inc.	13,258	1,093,917
Mattel, Inc.	39,918	1,046,251

		2,140,168

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	38,903	1,905,080
Illumina, Inc.*	17,611	2,819,521
Mettler-Toledo International, Inc.*	3,124	1,332,792
PerkinElmer, Inc.	13,584	722,533
Thermo Fisher Scientific, Inc.	47,382	7,220,543
Waters Corp.*	9,500	1,345,675

		15,346,144

Machinery 1.5%
Caterpillar, Inc.	70,173	6,712,749
Cummins, Inc.	18,686	2,747,029
Deere & Co.(a)	34,797	3,725,019
Dover Corp.	18,543	1,441,718
Flowserve Corp.	16,193	796,048
Fortive Corp.	36,025	1,992,543
Illinois Tool Works, Inc.	38,452	4,891,094
Ingersoll-Rand plc	31,093	2,467,229
PACCAR, Inc.	41,952	2,823,789
Parker-Hannifin Corp.	16,128	2,372,913
Pentair plc	19,493	1,142,875
Snap-on, Inc.	6,885	1,249,834
Stanley Black & Decker, Inc.	18,088	2,242,912
Xylem, Inc.	22,254	1,097,345

		35,703,097

Media 3.2%
CBS Corp. (Non-Voting), Class B	48,900	3,153,561
Charter Communications, Inc., Class A*(a)	26,046	8,437,602
Comcast Corp., Class A	288,375	21,749,243
Discovery Communications, Inc., Class A*	16,743	474,664
Discovery Communications, Inc., Class C*	27,624	765,461
Interpublic Group of Cos., Inc. (The)	46,855	1,102,498
News Corp., Class A	47,261	580,838
News Corp., Class B	15,246	192,862
Omnicom Group, Inc.	28,485	2,439,740
Scripps Networks Interactive, Inc., Class A	11,823	900,440
TEGNA, Inc.	27,285	625,099
Time Warner, Inc.	93,500	9,055,475
Twenty-First Century Fox, Inc., Class A	129,084	4,050,656
Twenty-First Century Fox, Inc., Class B	57,236	1,774,888
Viacom, Inc., Class B	40,958	1,725,970
Walt Disney Co. (The)	177,543	19,645,133

		76,674,130

Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	146,847	2,445,002
Newmont Mining Corp.	63,806	2,314,882
Nucor Corp.	38,365	2,228,623

		6,988,507

Multiline Retail 0.5%
Dollar General Corp.	31,240	2,306,137
Dollar Tree, Inc.*	28,404	2,192,505
Kohl’s Corp.	21,027	837,505
Macy’s, Inc.	36,573	1,080,366
Nordstrom, Inc.(a)	14,357	634,867
Target Corp.	69,157	4,459,243

		11,510,623

Multi-Utilities 1.0%
Ameren Corp.	28,658	1,508,844
CenterPoint Energy, Inc.	50,612	1,326,540
CMS Energy Corp.	32,951	1,403,713
Consolidated Edison, Inc.	36,766	2,733,552
Dominion Resources, Inc.(a)	75,222	5,737,934
DTE Energy Co.	21,570	2,127,665
NiSource, Inc.	40,014	895,113
Public Service Enterprise Group, Inc.	60,856	2,692,878
SCANA Corp.	16,991	1,167,282
Sempra Energy	30,073	3,079,174
WEC Energy Group, Inc.	37,985	2,243,014

		24,915,709

Oil, Gas & Consumable Fuels 5.9%
Anadarko Petroleum Corp.	65,641	4,564,019
Apache Corp.	45,713	2,734,552
Cabot Oil & Gas Corp.	54,752	1,176,073
Chesapeake Energy Corp.*	83,072	535,814
Chevron Corp.	226,779	25,251,842

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	11,299	$1,527,738
Concho Resources, Inc.*	17,155	2,392,093
ConocoPhillips	148,930	7,261,827
Devon Energy Corp.	62,977	2,867,973
EOG Resources, Inc.	69,425	7,052,191
EQT Corp.	20,457	1,240,308
Exxon Mobil Corp.	498,180	41,792,320
Hess Corp.	32,344	1,752,398
Kinder Morgan, Inc.	230,744	5,154,821
Marathon Oil Corp.	101,463	1,699,505
Marathon Petroleum Corp.	63,544	3,053,289
Murphy Oil Corp.	19,978	577,564
Newfield Exploration Co.*	23,570	944,686
Noble Energy, Inc.	51,664	2,054,161
Occidental Petroleum Corp.	91,938	6,230,638
ONEOK, Inc.	24,910	1,372,790
Phillips 66	53,462	4,363,568
Pioneer Natural Resources Co.	20,450	3,685,703
Range Resources Corp.	23,197	750,191
Southwestern Energy Co.*	56,558	509,588
Spectra Energy Corp.	84,413	3,515,801
Tesoro Corp.	13,981	1,130,364
Valero Energy Corp.	55,458	3,646,918
Williams Cos., Inc. (The)	98,280	2,834,395

		141,673,130

Personal Products 0.1%
Coty, Inc., Class A	58,589	1,124,909
Estee Lauder Cos., Inc. (The), Class A	26,540	2,155,313

		3,280,222

Pharmaceuticals 4.9%
Allergan plc*	45,053	9,861,651
Bristol-Myers Squibb Co.	200,667	9,864,790
Eli Lilly & Co.	116,684	8,988,168
Endo International plc*	24,559	300,602
Johnson & Johnson	328,556	37,208,967
Mallinckrodt plc*	13,311	648,645
Merck & Co., Inc.	332,136	20,589,111
Mylan NV*	55,180	2,099,599
Perrigo Co. plc	16,951	1,290,819
Pfizer, Inc.	728,421	23,112,798
Zoetis, Inc.	59,570	3,272,776

		117,237,926

Professional Services 0.3%
Dun & Bradstreet Corp. (The)	4,492	550,809
Equifax, Inc.	14,214	1,667,018
Nielsen Holdings plc	40,036	1,637,873
Robert Half International, Inc.	16,152	760,113
Verisk Analytics, Inc., Class A*	18,670	1,542,889

		6,158,702

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	36,849	1,118,736

Road & Rail 1.0%
CSX Corp.	113,806	5,279,460
JB Hunt Transport Services, Inc.	10,202	1,010,814
Kansas City Southern	12,589	1,081,521
Norfolk Southern Corp.	35,374	4,155,030
Ryder System, Inc.	6,613	513,169
Union Pacific Corp.	100,170	10,676,119

		22,716,113

Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc.	37,101	2,780,349
Applied Materials, Inc.	130,078	4,455,171
Broadcom Ltd.	47,556	9,487,422
First Solar, Inc.*(a)	9,815	306,130
Intel Corp.	568,195	20,920,940
KLA-Tencor Corp.	18,372	1,563,641
Lam Research Corp.	19,223	2,207,954
Linear Technology Corp.	28,640	1,808,043
Microchip Technology, Inc.(a)	25,652	1,727,662
Micron Technology, Inc.*	124,819	3,009,386
NVIDIA Corp.	64,323	7,022,785
Qorvo, Inc.*	15,762	1,012,078
QUALCOMM, Inc.	177,059	9,460,262
Skyworks Solutions, Inc.	22,366	2,051,857
Texas Instruments, Inc.	120,668	9,115,261
Xilinx, Inc.	30,229	1,759,328

		78,688,269

Software 4.5%
Activision Blizzard, Inc.	82,089	3,300,799
Adobe Systems, Inc.*	59,983	6,800,872
Autodesk, Inc.*	23,363	1,900,346
CA, Inc.	36,864	1,152,737
Citrix Systems, Inc.*	18,559	1,692,395
Electronic Arts, Inc.*	36,278	3,026,674
Intuit, Inc.	29,600	3,509,968
Microsoft Corp.	936,021	60,513,758
Oracle Corp.	361,584	14,503,134
Red Hat, Inc.*	21,613	1,639,994
salesforce.com, Inc.*	77,427	6,124,476
Symantec Corp.	73,614	2,028,066

		106,193,219

Specialty Retail 2.4%
Advance Auto Parts, Inc.	8,735	1,434,636
AutoNation, Inc.*	8,448	448,758
AutoZone, Inc.*	3,530	2,559,179
Bed Bath & Beyond, Inc.	19,074	769,636
Best Buy Co., Inc.	32,828	1,461,503
CarMax, Inc.*(a)	22,638	1,510,181
Foot Locker, Inc.	15,887	1,088,895
Gap, Inc. (The)	27,219	626,854
Home Depot, Inc. (The)	146,826	20,200,321
L Brands, Inc.	28,829	1,735,794
Lowe’s Cos., Inc.	105,132	7,683,047
O’Reilly Automotive, Inc.*	11,450	3,002,991
Ross Stores, Inc.	47,642	3,149,613
Signet Jewelers Ltd.	8,392	651,807
Staples, Inc.	80,461	740,241
Tiffany & Co.	12,499	983,921
TJX Cos., Inc. (The)	78,887	5,910,214
Tractor Supply Co.	15,596	1,148,957
Ulta Beauty, Inc.*	7,004	1,907,049
Urban Outfitters, Inc.*	11,152	295,974

		57,309,571

Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	642,848	78,009,605
Hewlett Packard Enterprise Co.	199,798	4,531,419
HP, Inc.	205,732	3,096,267
NetApp, Inc.	32,645	1,250,956
Seagate Technology plc	35,154	1,587,203
Western Digital Corp.	34,174	2,724,693
Xerox Corp.	105,712	732,584

		91,932,727

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	32,787	$1,224,594
Hanesbrands, Inc.	46,921	1,112,497
Michael Kors Holdings Ltd.*	20,990	898,582
NIKE, Inc., Class B	161,619	8,549,645
PVH Corp.	9,964	934,723
Ralph Lauren Corp.	6,939	613,616
Under Armour, Inc., Class A*(a)	20,976	450,774
Under Armour, Inc., Class C*	23,331	448,422
VF Corp.	39,549	2,035,983

		16,268,836

Tobacco 1.7%
Altria Group, Inc.	234,815	16,714,132
Philip Morris International, Inc.	186,368	17,915,556
Reynolds American, Inc.	99,495	5,982,634

		40,612,322

Trading Companies & Distributors 0.2%
Fastenal Co.	34,359	1,706,955
United Rentals, Inc.*	10,663	1,348,976
WW Grainger, Inc.	6,606	1,668,478

		4,724,409

Water Utilities 0.1%
American Water Works Co., Inc.	21,141	1,552,595

Total Common Stocks (cost $1,421,491,825)		2,363,819,668

Investment Company 0.0%†

	Shares	Market Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio – Institutional Class, 0.47% (b)(c)	189,481	189,481

Total Investment Company (cost $189,481)		189,481

Repurchase Agreement 0.2%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.55%, Dated 01/31/17, due 02/01/17, repurchase price $4,123,204, collateralized by U.S. Treasury note, 2.13%, maturing 05/15/25; total market value $4,232,055.(c)	$4,123,141	4,123,141

Total Repurchase Agreement (cost $4,123,141)		4,123,141

Total Investments (cost $1,425,804,447) (d) — 99.4%		2,368,132,290
Other assets in excess of liabilities — 0.6%		15,343,394

NET ASSETS — 100.0%		$2,383,475,684

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $48,413,752, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $189,481 and $4,123,141, respectively, and $45,494,007 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.63%, and maturity dates ranging from 04/13/17 - 02/15/44; a total value of $49,806,629
(b)	Represents 7-day effective yield as of January 31, 2017.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2017 was $4,312,622.
(d)	At January 31, 2017, the tax basis cost of the Fund’s investments was $1,480,286,897, tax unrealized appreciation and depreciation were $928,219,585 and $(40,374,192), respectively.
†	Amount rounds to less than 0.1%.POI - Ind & Asset Types

Ltd.	Limited
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide S&P 500 Index Fund

At January 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
196	S&P 500 E-Mini	03/17/17	$22,290,100	$134,663

At January 31, 2017, the Fund has $998,200 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,363,819,668	$—	$—	$2,363,819,668
Futures Contracts	134,663	—	—	134,663
Investment Company	189,481	—	—	189,481
Repurchase Agreement	—	4,123,141	—	4,123,141

Total	$2,364,143,812	$4,123,141	$—	$2,368,266,953

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017. Please see below for information on the

Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s SDs in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$134,663

Total		$134,663

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 96.3%

	Shares	Market Value
Aerospace & Defense 1.5%
AAR Corp.	10,013	$320,316
Aerojet Rocketdyne Holdings, Inc.*	18,089	327,592
Aerovironment, Inc.*	6,389	167,328
Astronics Corp.*	5,956	195,416
Cubic Corp.	7,654	363,948
Curtiss-Wright Corp.	13,439	1,317,828
DigitalGlobe, Inc.*	19,162	537,494
Ducommun, Inc.*	3,034	89,897
Engility Holdings, Inc.*	5,285	155,009
Esterline Technologies Corp.*	8,969	768,195
KEYW Holding Corp. (The)*(a)	10,915	109,259
KLX, Inc.*	16,001	783,889
Kratos Defense & Security Solutions, Inc.*	17,696	145,815
Mercury Systems, Inc.*	11,802	397,963
Moog, Inc., Class A*	9,695	638,610
National Presto Industries, Inc.(a)	1,481	157,578
Sparton Corp.*	2,791	60,509
TASER International, Inc.*	15,847	395,858
Teledyne Technologies, Inc.*	10,381	1,275,514
Triumph Group, Inc.	14,902	398,629
Vectrus, Inc.*	3,148	70,956

		8,677,603

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	14,794	238,627
Atlas Air Worldwide Holdings, Inc.*	7,438	392,354
Echo Global Logistics, Inc.*	8,681	206,174
Forward Air Corp.	9,028	435,059
Hub Group, Inc., Class A*	10,171	451,084
Park-Ohio Holdings Corp.	2,595	116,386
Radiant Logistics, Inc.*	11,369	41,724
XPO Logistics, Inc.*	29,716	1,329,494

		3,210,902

Airlines 0.3%
Allegiant Travel Co.	4,006	689,032
Hawaiian Holdings, Inc.*	16,007	815,556
SkyWest, Inc.	15,237	539,390

		2,043,978

Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*	23,272	474,749
Cooper Tire & Rubber Co.	16,770	607,912
Cooper-Standard Holding, Inc.*	4,484	472,076
Dana, Inc.	45,195	910,227
Dorman Products, Inc.*	8,014	553,126
Fox Factory Holding Corp.*	6,950	180,005
Gentherm, Inc.*	11,020	390,108
Horizon Global Corp.*	5,725	112,038
LCI Industries	7,194	789,542
Metaldyne Performance Group, Inc.	4,420	104,312
Modine Manufacturing Co.*	14,583	198,329
Motorcar Parts of America, Inc.*	5,549	145,550
Spartan Motors, Inc.	10,073	79,577
Standard Motor Products, Inc.	6,478	323,058
Stoneridge, Inc.*	8,434	138,402
Strattec Security Corp.	1,128	34,742
Superior Industries International, Inc.	7,440	171,492
Tenneco, Inc.*	17,089	1,152,653
Tower International, Inc.	6,208	162,650
Unique Fabricating, Inc.	2,179	28,371
Workhorse Group, Inc.*(a)	3,981	12,898

		7,041,817

Automobiles 0.0%†
Winnebago Industries, Inc.	8,110	254,654

Banks 11.2%
1st Source Corp.	4,847	218,648
Access National Corp.(a)	2,664	71,076
ACNB Corp.	1,673	50,190
Allegiance Bancshares, Inc.*	3,351	108,740
American National Bankshares, Inc.	2,495	88,572
Ameris Bancorp	10,322	465,522
Ames National Corp.	2,667	86,144
Arrow Financial Corp.	3,455	121,961
Atlantic Capital Bancshares, Inc.*	5,265	100,561
Banc of California, Inc.(a)	14,805	233,919
BancFirst Corp.	2,420	228,327
Banco Latinoamericano de Comercio Exterior SA, Class E	9,170	249,424
Bancorp, Inc. (The)*	13,912	83,333
BancorpSouth, Inc.	26,268	780,160
Bank of Marin Bancorp	1,796	120,691
Bank of NT Butterfield & Son Ltd. (The)	3,186	104,788
Bank of the Ozarks, Inc.	26,900	1,476,003
Bankwell Financial Group, Inc.	1,662	48,713
Banner Corp.	9,086	509,906
Bar Harbor Bankshares	3,098	134,236
Berkshire Hills Bancorp, Inc.	10,103	357,646
Blue Hills Bancorp, Inc.	7,449	141,531
BNC Bancorp	12,308	433,857
Boston Private Financial Holdings, Inc.	24,822	409,563
Bridge Bancorp, Inc.	5,534	200,054
Brookline Bancorp, Inc.	21,000	330,750
Bryn Mawr Bank Corp.	4,923	197,166
BSB Bancorp, Inc.*	2,479	68,792
C&F Financial Corp.	873	37,845
Camden National Corp.	4,530	187,904
Capital Bank Financial Corp., Class A	7,375	290,575
Capital City Bank Group, Inc.	3,224	66,705
Cardinal Financial Corp.	9,520	298,547
Carolina Financial Corp.	3,145	94,193
Cascade Bancorp*	9,641	76,839
Cathay General Bancorp	22,504	820,046
CenterState Banks, Inc.	14,061	342,948
Central Pacific Financial Corp.	9,205	288,393
Central Valley Community Bancorp	2,399	48,532
Century Bancorp, Inc., Class A	902	54,391
Chemical Financial Corp.	19,982	987,710
Chemung Financial Corp.	1,041	35,592
Citizens & Northern Corp.	3,362	79,881
City Holding Co.	4,420	287,698
CNB Financial Corp.	4,186	98,204
CoBiz Financial, Inc.	11,527	201,953
Codorus Valley Bancorp, Inc.	2,370	60,838
Columbia Banking System, Inc.	17,591	699,418
Community Bank System, Inc.	13,053	761,773
Community Trust Bancorp, Inc.	4,533	209,651
ConnectOne Bancorp, Inc.	8,475	209,332
County Bancorp, Inc.	1,534	41,878
CU Bancorp*	5,058	183,352
Customers Bancorp, Inc.*	7,397	254,901

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
CVB Financial Corp.	30,670	$691,302
Eagle Bancorp, Inc.*	9,273	567,971
Enterprise Bancorp, Inc.	2,725	91,587
Enterprise Financial Services Corp.	5,823	242,528
Equity Bancshares, Inc., Class A*	1,422	46,443
Farmers Capital Bank Corp.	2,241	83,253
Farmers National Banc Corp.	7,591	95,647
FCB Financial Holdings, Inc., Class A*	9,092	426,869
Fidelity Southern Corp.	6,313	146,777
Financial Institutions, Inc.	4,240	139,708
First Bancorp	5,992	175,386
First BanCorp, Puerto Rico*	36,159	242,988
First Bancorp, Inc.	3,123	84,321
First Busey Corp.	9,366	273,955
First Business Financial Services, Inc.	2,297	55,656
First Citizens BancShares, Inc., Class A	2,300	843,502
First Commonwealth Financial Corp.	26,888	379,659
First Community Bancshares, Inc.	4,762	138,574
First Community Financial Partners, Inc.*(a)	4,409	52,467
First Connecticut Bancorp, Inc.	4,281	96,965
First Financial Bancorp	18,573	511,686
First Financial Bankshares, Inc.(a)	19,344	825,022
First Financial Corp.	3,072	148,531
First Financial Northwest, Inc.	1,952	40,504
First Foundation, Inc.*	8,134	117,943
First Internet Bancorp	1,485	46,258
First Interstate BancSystem, Inc., Class A	5,962	245,336
First Merchants Corp.	12,343	473,107
First Mid-Illinois Bancshares, Inc.	1,877	59,144
First Midwest Bancorp, Inc.	24,390	592,189
First NBC Bank Holding Co.*(a)	5,648	22,592
First Northwest Bancorp*	3,140	46,503
First of Long Island Corp. (The)	6,681	181,055
Flushing Financial Corp.	8,439	229,541
FNB Corp.	63,779	952,858
Franklin Financial Network, Inc.*	3,523	135,812
Fulton Financial Corp.	52,171	949,512
German American Bancorp, Inc.	4,269	204,869
Glacier Bancorp, Inc.	23,103	820,850
Great Southern Bancorp, Inc.	3,263	163,313
Great Western Bancorp, Inc.	17,918	765,994
Green Bancorp, Inc.*	6,300	108,045
Guaranty Bancorp	5,510	133,342
Hancock Holding Co.	23,468	1,076,008
Hanmi Financial Corp.	9,511	315,290
HarborOne Bancorp, Inc.*	4,362	81,220
Heartland Financial USA, Inc.	7,074	331,063
Heritage Commerce Corp.	7,942	111,506
Heritage Financial Corp.	8,821	224,935
Heritage Oaks Bancorp	7,298	98,815
Hilltop Holdings, Inc.	22,767	623,360
Home BancShares, Inc.	36,707	988,887
HomeTrust Bancshares, Inc.*	5,011	124,022
Hope Bancorp, Inc.	38,920	813,817
Horizon Bancorp	5,968	152,960
IBERIABANK Corp.	13,477	1,107,136
Independent Bank Corp.	14,056	619,319
Independent Bank Group, Inc.	3,335	207,270
International Bancshares Corp.	16,598	615,786
Investors Bancorp, Inc.	90,266	1,295,317
Lakeland Bancorp, Inc.	11,688	216,812
Lakeland Financial Corp.	7,298	324,177
LCNB Corp.	2,804	63,090
LegacyTexas Financial Group, Inc.	13,458	556,085
Live Oak Bancshares, Inc.(a)	5,934	121,350
Macatawa Bank Corp.	8,053	82,302
MainSource Financial Group, Inc.	6,981	229,396
MB Financial, Inc.	22,987	1,023,611
MBT Financial Corp.	5,296	57,197
Mercantile Bank Corp.	4,836	156,203
Merchants Bancshares, Inc.	1,714	87,414
Middleburg Financial Corp.	1,321	45,363
Midland States Bancorp, Inc.	978	33,115
MidWestOne Financial Group, Inc.	2,519	88,946
MutualFirst Financial, Inc.	1,737	54,281
National Bank Holdings Corp., Class A	7,157	232,603
National Bankshares, Inc.	2,077	90,453
National Commerce Corp.*	2,587	97,013
NBT Bancorp, Inc.	12,843	523,224
Nicolet Bankshares, Inc.*	2,331	112,984
Northrim BanCorp, Inc.	1,957	55,285
OFG Bancorp(a)	13,274	175,881
Old Line Bancshares, Inc.	2,453	65,765
Old National Bancorp	40,288	715,112
Old Second Bancorp, Inc.	8,925	96,390
Opus Bank	5,270	107,245
Orrstown Financial Services, Inc.	2,355	51,692
Pacific Continental Corp.	6,430	159,464
Pacific Mercantile Bancorp*	5,140	36,751
Pacific Premier Bancorp, Inc.*	8,254	324,795
Park National Corp.	4,024	445,819
Park Sterling Corp.	16,071	188,031
Peapack Gladstone Financial Corp.	4,788	144,622
Penns Woods Bancorp, Inc.	1,247	57,611
Peoples Bancorp, Inc.	4,962	154,070
Peoples Financial Services Corp.	2,093	89,999
People’s Utah Bancorp	3,980	100,495
Pinnacle Financial Partners, Inc.	13,069	873,663
Preferred Bank	3,690	204,463
Premier Financial Bancorp, Inc.	3,157	57,836
PrivateBancorp, Inc.	23,830	1,302,548
Prosperity Bancshares, Inc.	20,305	1,474,752
QCR Holdings, Inc.	3,644	152,866
Renasant Corp.	12,367	492,207
Republic Bancorp, Inc., Class A	2,948	102,148
Republic First Bancorp, Inc.*	14,615	110,343
S&T Bancorp, Inc.	10,335	388,803
Sandy Spring Bancorp, Inc.	7,129	292,075
Seacoast Banking Corp. of Florida*	8,896	193,755
ServisFirst Bancshares, Inc.	13,981	559,799
Shore Bancshares, Inc.	3,582	57,634
Sierra Bancorp	3,539	94,704
Simmons First National Corp., Class A	8,871	533,591
South State Corp.	7,161	640,193
Southern First Bancshares, Inc.*	1,718	60,817
Southern National Bancorp of Virginia, Inc.	3,732	59,824
Southside Bancshares, Inc.	7,939	271,196
Southwest Bancorp, Inc.	5,515	152,766
State Bank Financial Corp.	10,547	278,863
Sterling Bancorp(a)	38,461	917,295
Stock Yards Bancorp, Inc.	6,439	288,467
Stonegate Bank	3,710	168,842
Suffolk Bancorp	3,340	138,343
Summit Financial Group, Inc.(a)	2,456	64,224
Sun Bancorp, Inc.	3,433	85,825
Texas Capital Bancshares, Inc.*	15,096	1,245,420

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
Tompkins Financial Corp.	4,396	$398,058
Towne Bank	16,945	545,629
TriCo Bancshares	6,269	231,138
TriState Capital Holdings, Inc.*	6,857	152,225
Triumph Bancorp, Inc.*	4,713	127,487
Trustmark Corp.	20,436	687,058
UMB Financial Corp.	13,611	1,049,953
Umpqua Holdings Corp.	66,995	1,226,678
Union Bankshares Corp.	13,139	482,990
Union Bankshares, Inc.(a)	1,295	53,743
United Bankshares, Inc.(a)	19,899	891,475
United Community Banks, Inc.	21,277	598,522
Univest Corp. of Pennsylvania	7,421	208,901
Valley National Bancorp	75,177	910,393
Veritex Holdings, Inc.*	2,401	65,211
Washington Trust Bancorp, Inc.	4,510	245,795
WashingtonFirst Bankshares, Inc.	2,575	71,714
Webster Financial Corp.	27,848	1,462,577
WesBanco, Inc.	12,162	504,723
West Bancorporation, Inc.	4,769	108,733
Westamerica Bancorp(a)	7,470	423,923
Wintrust Financial Corp.	15,611	1,117,748
Xenith Bankshares, Inc.*	2,354	61,298
Yadkin Financial Corp.	15,133	484,256

		66,113,783

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*	2,685	412,685
Coca-Cola Bottling Co. Consolidated	1,431	241,610
Craft Brew Alliance, Inc.*	3,744	56,909
MGP Ingredients, Inc.(a)	3,759	159,344
National Beverage Corp.	3,442	172,754
Primo Water Corp.*	6,470	83,592

		1,126,894

Biotechnology 4.5%
Acceleron Pharma, Inc.*	8,497	206,307
Achillion Pharmaceuticals, Inc.*	35,648	148,652
Acorda Therapeutics, Inc.*	12,905	264,553
Adamas Pharmaceuticals, Inc.*(a)	4,951	78,572
Aduro Biotech, Inc.*(a)	10,752	127,411
Advaxis, Inc.*(a)	10,338	92,629
Adverum Biotechnologies, Inc.*	7,778	22,556
Aevi Genomic Medicine, Inc.*(a)	9,627	45,825
Agenus, Inc.*	21,749	86,996
Aimmune Therapeutics, Inc.*(a)	7,970	145,692
Akebia Therapeutics, Inc.*	10,433	104,643
Alder Biopharmaceuticals, Inc.*	14,193	291,666
AMAG Pharmaceuticals, Inc.*	10,593	255,291
Amicus Therapeutics, Inc.*(a)	42,690	234,795
Anavex Life Sciences Corp.*(a)	9,509	42,791
Anthera Pharmaceuticals, Inc.*(a)	15,387	8,341
Applied Genetic Technologies Corp.*	3,463	25,107
Aptevo Therapeutics, Inc.*	6,136	12,211
Ardelyx, Inc.*	9,599	115,188
Arena Pharmaceuticals, Inc.*	72,479	111,618
Argos Therapeutics, Inc.*	4,401	20,025
ARIAD Pharmaceuticals, Inc.*	53,645	1,277,824
Array BioPharma, Inc.*	50,762	551,783
Arrowhead Pharmaceuticals, Inc.*(a)	23,240	45,086
Asterias Biotherapeutics, Inc.*(a)	8,032	34,136
Atara Biotherapeutics, Inc.*(a)	7,028	94,527
Athersys, Inc.*(a)	19,828	21,613
Avexis, Inc.*(a)	1,800	100,404
Axovant Sciences Ltd.*(a)	7,162	87,735
Bellicum Pharmaceuticals, Inc.*(a)	6,152	82,314
BioCryst Pharmaceuticals, Inc.*	22,656	142,733
BioSpecifics Technologies Corp.*	1,655	84,885
BioTime, Inc.*(a)	20,096	62,901
Bluebird Bio, Inc.*	12,339	919,256
Blueprint Medicines Corp.*(a)	6,065	206,695
Cara Therapeutics, Inc.*(a)	5,945	91,077
Celldex Therapeutics, Inc.*(a)	28,900	94,214
Cellular Biomedicine Group, Inc.*(a)	3,749	46,488
ChemoCentryx, Inc.*	6,652	48,360
Chimerix, Inc.*	12,523	68,125
Cidara Therapeutics, Inc.*(a)	3,762	37,244
Clovis Oncology, Inc.*(a)	11,088	718,502
Coherus Biosciences, Inc.*	8,866	247,361
Concert Pharmaceuticals, Inc.*	4,981	44,082
Corvus Pharmaceuticals, Inc.*	1,109	15,659
Curis, Inc.*	33,942	97,414
Cytokinetics, Inc.*(a)	10,278	107,405
CytomX Therapeutics, Inc.*	6,220	72,276
CytRx Corp.*(a)	23,158	9,604
Dimension Therapeutics, Inc.*	4,265	8,317
Dynavax Technologies Corp.*(a)	11,249	46,121
Eagle Pharmaceuticals, Inc.*(a)	2,658	183,960
Edge Therapeutics, Inc.*	4,891	47,100
Editas Medicine, Inc.*(a)	1,962	34,178
Eiger BioPharmaceuticals, Inc.*(a)	1,180	14,396
Emergent BioSolutions, Inc.*	9,865	298,614
Enanta Pharmaceuticals, Inc.*(a)	4,843	160,424
Epizyme, Inc.*	12,199	128,090
Esperion Therapeutics, Inc.*(a)	4,275	51,813
Exact Sciences Corp.*(a)	32,051	607,366
Exelixis, Inc.*	68,943	1,249,247
FibroGen, Inc.*	15,865	359,342
Five Prime Therapeutics, Inc.*	8,188	375,092
Flexion Therapeutics, Inc.*	8,029	155,763
Fortress Biotech, Inc.*(a)	11,698	28,660
Foundation Medicine, Inc.*(a)	4,075	79,666
Galena Biopharma, Inc.*(a)	3,325	5,486
Genomic Health, Inc.*	5,685	156,224
Geron Corp.*(a)	45,781	95,224
Global Blood Therapeutics, Inc.*(a)	5,003	80,798
GlycoMimetics, Inc.*	3,488	19,847
Halozyme Therapeutics, Inc.*(a)	33,039	381,600
Heron Therapeutics, Inc.*(a)	9,583	124,579
Idera Pharmaceuticals, Inc.*(a)	34,908	48,871
Ignyta, Inc.*	8,595	42,116
Immune Design Corp.*(a)	4,474	25,278
ImmunoGen, Inc.*(a)	25,420	59,483
Immunomedics, Inc.*	29,302	131,859
Infinity Pharmaceuticals, Inc.*	17,934	37,123
Inotek Pharmaceuticals Corp.*(a)	6,323	10,117
Inovio Pharmaceuticals, Inc.*(a)	20,094	132,620
Insmed, Inc.*	18,538	273,806
Insys Therapeutics, Inc.*(a)	7,135	73,062
Intellia Therapeutics, Inc.*(a)	1,762	22,765
Invitae Corp.*(a)	8,079	67,621
Ironwood Pharmaceuticals, Inc.*	39,206	563,782
Karyopharm Therapeutics, Inc.*	8,022	83,028
Keryx Biopharmaceuticals, Inc.*	23,872	119,121
Kite Pharma, Inc.*(a)	11,876	605,320
La Jolla Pharmaceutical Co.*(a)	4,215	81,982
Lexicon Pharmaceuticals, Inc.*(a)	13,115	187,938
Ligand Pharmaceuticals, Inc.*(a)	5,776	612,314
Lion Biotechnologies, Inc.*	17,121	124,127
Loxo Oncology, Inc.*(a)	4,042	158,568

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
MacroGenics, Inc.*	9,889	$182,650
MannKind Corp.*	97,948	68,955
MediciNova, Inc.*	8,941	49,712
Merrimack Pharmaceuticals, Inc.*(a)	37,915	117,916
MiMedx Group, Inc.*(a)	31,093	251,231
Minerva Neurosciences, Inc.*(a)	6,256	66,314
Mirati Therapeutics, Inc.*	4,290	21,879
Momenta Pharmaceuticals, Inc.*	19,622	370,856
Myriad Genetics, Inc.*(a)	20,462	331,075
NantKwest, Inc.*(a)	5,920	31,731
Natera, Inc.*	7,792	69,816
NewLink Genetics Corp.*(a)	6,546	79,665
Novavax, Inc.*(a)	81,570	106,857
OncoMed Pharmaceuticals, Inc.*(a)	6,358	52,517
Ophthotech Corp.*	9,114	43,383
Organovo Holdings, Inc.*(a)	29,999	110,696
Osiris Therapeutics, Inc.*(a)	5,244	29,471
Otonomy, Inc.*	7,269	106,491
OvaScience, Inc.*(a)	11,481	18,140
PDL BioPharma, Inc.	50,459	111,010
Pfenex, Inc.*	5,184	41,368
PharmAthene, Inc.*	19,224	59,594
Portola Pharmaceuticals, Inc.*	14,905	406,161
Progenics Pharmaceuticals, Inc.*(a)	21,531	192,057
Protagonist Therapeutics, Inc.*	2,244	40,482
Proteostasis Therapeutics, Inc.*	2,231	32,907
Prothena Corp. plc*(a)	10,527	515,402
PTC Therapeutics, Inc.*	10,074	131,969
Puma Biotechnology, Inc.*	8,479	274,720
Radius Health, Inc.*	9,565	416,269
REGENXBIO, Inc.*	6,179	114,312
Regulus Therapeutics, Inc.*	9,590	11,508
Repligen Corp.*	10,250	307,910
Retrophin, Inc.*	10,745	210,817
Rigel Pharmaceuticals, Inc.*	29,973	62,344
Sage Therapeutics, Inc.*	9,136	438,345
Sangamo Therapeutics, Inc.*	21,000	73,500
Sarepta Therapeutics, Inc.*	15,205	472,267
Seres Therapeutics, Inc.*(a)	5,387	53,277
Sorrento Therapeutics, Inc.*(a)	7,351	39,695
Spark Therapeutics, Inc.*	5,792	365,244
Spectrum Pharmaceuticals, Inc.*	23,523	109,617
Stemline Therapeutics, Inc.*	5,114	52,163
Syndax Pharmaceuticals, Inc.*	1,620	12,312
Synergy Pharmaceuticals, Inc.*	55,002	388,864
Synthetic Biologics, Inc.*	27,269	23,124
T2 Biosystems, Inc.*(a)	5,131	27,707
TESARO, Inc.*	8,674	1,412,474
TG Therapeutics, Inc.*(a)	10,029	48,139
Tokai Pharmaceuticals, Inc.*(a)	3,748	3,528
Trevena, Inc.*	12,990	90,670
Trovagene, Inc.*(a)	6,569	13,138
Ultragenyx Pharmaceutical, Inc.*	10,919	819,034
Vanda Pharmaceuticals, Inc.*	11,489	162,569
Veracyte, Inc.*(a)	5,285	39,003
Versartis, Inc.*(a)	9,303	133,033
Vital Therapies, Inc.*(a)	7,709	38,160
Voyager Therapeutics, Inc.*(a)	3,298	39,312
vTv Therapeutics, Inc., Class A*	3,134	17,989
XBiotech, Inc.*(a)	5,325	60,705
Xencor, Inc.*	10,958	261,129
Zafgen, Inc.*	6,542	27,542
ZIOPHARM Oncology, Inc.*(a)	36,860	218,211

		26,482,316

Building Products 1.1%
AAON, Inc.	12,249	415,854
Advanced Drainage Systems, Inc.	10,278	247,700
American Woodmark Corp.*	4,184	297,901
Apogee Enterprises, Inc.	8,595	490,603
Armstrong Flooring, Inc.*	7,104	149,397
Builders FirstSource, Inc.*	25,441	273,745
Caesarstone Ltd.*	7,135	216,547
Continental Building Products, Inc.*	10,621	246,938
CSW Industrials, Inc.*	4,370	159,723
Gibraltar Industries, Inc.*	9,542	418,894
Griffon Corp.	9,032	229,864
Insteel Industries, Inc.	5,263	194,942
Masonite International Corp.*	9,209	613,319
NCI Building Systems, Inc.*	8,256	132,096
Patrick Industries, Inc.*	4,404	360,027
PGT Innovations, Inc.*	14,088	162,012
Ply Gem Holdings, Inc.*	6,695	108,124
Quanex Building Products Corp.	10,183	201,114
Simpson Manufacturing Co., Inc.	12,576	547,308
Trex Co., Inc.*	8,950	606,183
Universal Forest Products, Inc.	6,005	610,769

		6,683,060

Capital Markets 1.4%
Actua Corp.*	10,894	155,784
Arlington Asset Investment Corp., Class A(a)	6,847	102,500
Associated Capital Group, Inc., Class A	1,342	47,238
B. Riley Financial, Inc.	3,056	57,606
BGC Partners, Inc., Class A	66,047	731,140
Calamos Asset Management, Inc., Class A	5,293	44,567
Cohen & Steers, Inc.	6,321	220,540
Cowen Group, Inc., Class A*	7,755	116,325
Diamond Hill Investment Group, Inc.	915	185,013
Evercore Partners, Inc., Class A	11,841	917,085
FBR & Co.	2,032	29,058
Fifth Street Asset Management, Inc.	2,465	18,857
Financial Engines, Inc.	16,204	624,664
GAIN Capital Holdings, Inc.	11,035	82,873
GAMCO Investors, Inc., Class A	1,385	40,442
Greenhill & Co., Inc.	8,286	244,851
Hennessy Advisors, Inc.	1,041	28,950
Houlihan Lokey, Inc.	3,681	114,479
INTL. FCStone, Inc.*	4,462	164,559
Investment Technology Group, Inc.	9,991	201,019
Janus Capital Group, Inc.	43,843	548,037
KCG Holdings, Inc., Class A*	16,228	226,705
Ladenburg Thalmann Financial Services, Inc.*	30,915	71,104
Manning & Napier, Inc.	5,097	35,424
Medley Management, Inc., Class A	1,529	14,449
Moelis & Co., Class A	5,560	189,596
OM Asset Management plc	12,556	177,040
Oppenheimer Holdings, Inc., Class A	2,976	50,890
Piper Jaffray Cos.*	4,395	309,847
PJT Partners, Inc., Class A	5,429	172,371
Pzena Investment Management, Inc., Class A	4,591	45,864
Safeguard Scientifics, Inc.*	6,092	73,409
Silvercrest Asset Management Group, Inc., Class A	2,243	31,178
Stifel Financial Corp.*	19,456	979,220
Virtu Financial, Inc., Class A	7,623	133,784
Virtus Investment Partners, Inc.(a)	1,328	144,752

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
Waddell & Reed Financial, Inc., Class A(a)	24,070	$434,463
Walter Investment Management Corp.*(a)	7,107	27,007
Westwood Holdings Group, Inc.	2,317	129,567
WisdomTree Investments, Inc.(a)	34,850	358,955

		8,281,212

Chemicals 2.5%
A Schulman, Inc.	8,656	298,632
AgroFresh Solutions, Inc.*(a)	7,600	19,988
American Vanguard Corp.	8,897	153,028
Balchem Corp.	9,537	812,934
Calgon Carbon Corp.	15,267	241,982
Chase Corp.	2,191	192,808
Chemours Co. (The)	55,576	1,468,318
Chemtura Corp.*	19,321	639,525
Codexis, Inc.*	9,659	45,880
Ferro Corp.*	25,244	356,950
Flotek Industries, Inc.*(a)	16,752	177,069
FutureFuel Corp.	7,422	96,412
GCP Applied Technologies, Inc.*	21,499	579,398
Hawkins, Inc.	2,960	158,804
HB Fuller Co.	15,183	749,585
Ingevity Corp.*	12,913	717,834
Innophos Holdings, Inc.	5,845	284,301
Innospec, Inc.	7,147	509,938
KMG Chemicals, Inc.	2,648	97,605
Koppers Holdings, Inc.*	6,141	248,403
Kraton Corp.*	8,988	241,418
Kronos Worldwide, Inc.	7,033	92,976
LSB Industries, Inc.*(a)	6,241	53,111
Minerals Technologies, Inc.	10,514	842,697
Olin Corp.	50,240	1,316,790
OMNOVA Solutions, Inc.*	12,916	117,536
PolyOne Corp.	25,433	867,520
Quaker Chemical Corp.	3,914	502,949
Rayonier Advanced Materials, Inc.	13,076	177,441
Sensient Technologies Corp.	13,500	1,036,125
Stepan Co.	5,944	464,286
TerraVia Holdings, Inc.*(a)	21,988	21,331
Trecora Resources*	6,136	76,086
Tredegar Corp.	7,763	172,727
Trinseo SA	8,266	535,223
Tronox Ltd., Class A	19,867	248,735
Valhi, Inc.	6,575	20,448

		14,636,793

Commercial Services & Supplies 2.3%
ABM Industries, Inc.	16,904	682,753
ACCO Brands Corp.*	32,269	411,430
Advanced Disposal Services, Inc.*	6,727	149,407
Aqua Metals, Inc.*(a)	3,752	41,872
ARC Document Solutions, Inc.*	13,495	63,561
Brady Corp., Class A	13,870	504,174
Brink’s Co. (The)	13,669	608,270
Casella Waste Systems, Inc., Class A*	11,858	137,078
CECO Environmental Corp.	8,907	116,860
Deluxe Corp.	14,861	1,082,624
Ennis, Inc.	7,752	131,009
Essendant, Inc.	11,486	239,943
G&K Services, Inc., Class A	5,940	570,596
Healthcare Services Group, Inc.	21,324	847,629
Heritage-Crystal Clean, Inc.*	4,278	63,956
Herman Miller, Inc.	18,126	565,531
HNI Corp.	13,737	692,482
InnerWorkings, Inc.*	11,749	112,908
Interface, Inc.	19,579	356,338
Kimball International, Inc., Class B	11,050	184,866
Knoll, Inc.	14,555	380,031
Matthews International Corp., Class A	9,694	653,860
McGrath RentCorp	7,124	272,707
Mobile Mini, Inc.	13,416	436,691
MSA Safety, Inc.	9,418	671,974
Multi-Color Corp.	4,133	319,068
NL Industries, Inc.*	2,997	17,982
Quad/Graphics, Inc.	8,629	225,994
SP Plus Corp.*	5,249	145,397
Steelcase, Inc., Class A	26,077	438,094
Team, Inc.*	8,769	294,638
Tetra Tech, Inc.	17,525	765,843
TRC Cos., Inc.*	5,564	51,745
UniFirst Corp.	4,573	584,887
US Ecology, Inc.	6,619	339,224
Viad Corp.	6,155	269,897
VSE Corp.	2,608	97,226
West Corp.	13,217	320,777

		13,849,322

Communications Equipment 1.8%
ADTRAN, Inc.	14,858	325,390
Aerohive Networks, Inc.*	7,081	40,574
Applied Optoelectronics, Inc.*	4,974	153,000
Bel Fuse, Inc., Class B	2,735	86,973
Black Box Corp.	4,411	58,887
CalAmp Corp.*	10,516	157,950
Calix, Inc.*	12,291	88,495
Ciena Corp.*	41,672	1,014,296
Clearfield, Inc.*(a)	3,294	56,657
Comtech Telecommunications Corp.	6,738	72,299
Digi International, Inc.*	7,842	102,338
EMCORE Corp.	7,950	71,550
Extreme Networks, Inc.*	32,184	177,978
Finisar Corp.*	32,610	964,278
Harmonic, Inc.*	23,158	122,737
Infinera Corp.*	42,588	383,718
InterDigital, Inc.	10,530	983,502
Ixia*	19,432	377,952
KVH Industries, Inc.*	4,446	46,238
Lumentum Holdings, Inc.*	15,319	581,356
NETGEAR, Inc.*	9,820	558,758
NetScout Systems, Inc.*	27,175	904,928
Oclaro, Inc.*	33,939	332,942
Plantronics, Inc.	10,053	568,799
ShoreTel, Inc.*	20,372	141,585
Silicom Ltd.	1,706	62,457
Sonus Networks, Inc.*	14,477	92,363
Ubiquiti Networks, Inc.*(a)	7,867	490,901
ViaSat, Inc.*	15,675	1,017,464
Viavi Solutions, Inc.*	71,127	636,587

		10,672,952

Construction & Engineering 1.0%
Aegion Corp.*	10,488	243,951
Ameresco, Inc., Class A*	6,101	31,725
Argan, Inc.	4,064	299,720
Comfort Systems USA, Inc.	11,250	380,812
Dycom Industries, Inc.*	9,282	748,686
EMCOR Group, Inc.	18,378	1,280,763
Granite Construction, Inc.	11,985	672,718
Great Lakes Dredge & Dock Corp.*	18,043	93,824
HC2 Holdings, Inc.*	10,066	66,939

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Construction & Engineering (continued)
IES Holdings, Inc.*	2,174	$42,393
Layne Christensen Co.*(a)	5,166	53,881
MasTec, Inc.*	20,100	748,725
MYR Group, Inc.*	4,383	168,614
NV5 Global, Inc.*	2,106	85,819
Orion Group Holdings, Inc.*	8,235	86,468
Primoris Services Corp.	12,186	302,457
Tutor Perini Corp.*	11,451	341,240

		5,648,735

Construction Materials 0.3%
Forterra, Inc.*	4,897	94,218
Headwaters, Inc.*	22,102	512,103
Summit Materials, Inc., Class A*	32,326	811,383
United States Lime & Minerals, Inc.	616	46,816
US Concrete, Inc.*(a)	4,351	284,991

		1,749,511

Consumer Finance 0.5%
Encore Capital Group, Inc.*(a)	7,219	223,428
Enova International, Inc.*	8,189	115,465
EZCORP, Inc., Class A*	15,335	151,816
FirstCash, Inc.	14,417	615,606
Green Dot Corp., Class A*	12,924	346,363
LendingClub Corp.*	99,759	615,513
Nelnet, Inc., Class A	6,132	300,652
PRA Group, Inc.*	13,966	555,847
Regional Management Corp.*	3,223	80,607
World Acceptance Corp.*(a)	1,838	90,191

		3,095,488

Containers & Packaging 0.1%
Greif, Inc., Class A	7,757	446,669
Greif, Inc., Class B	1,734	123,461
Multi Packaging Solutions International Ltd.*	6,225	110,930
Myers Industries, Inc.	6,568	90,638
UFP Technologies, Inc.*	1,738	43,363

		815,061

Distributors 0.1%
Core-Mark Holding Co., Inc.	13,839	483,396
Weyco Group, Inc.	2,081	58,643

		542,039

Diversified Consumer Services 1.0%
American Public Education, Inc.*	4,694	114,064
Apollo Education Group, Inc.*	25,832	258,062
Ascent Capital Group, Inc., Class A*	3,072	47,585
Bridgepoint Education, Inc.*	5,693	60,574
Bright Horizons Family Solutions, Inc.*	13,324	944,139
Cambium Learning Group, Inc.*	4,843	24,409
Capella Education Co.	3,431	293,351
Career Education Corp.*	20,559	200,861
Carriage Services, Inc.	4,492	116,567
Chegg, Inc.*(a)	23,818	171,251
Collectors Universe, Inc.	2,361	48,802
DeVry Education Group, Inc.	18,977	635,730
Grand Canyon Education, Inc.*	13,643	804,664
Houghton Mifflin Harcourt Co.*	37,548	424,292
K12, Inc.*	10,422	207,710
Liberty Tax, Inc., Class A(a)	2,264	30,338
LifeLock, Inc.*	25,723	616,323
Regis Corp.*	11,259	156,725
Sotheby’s*(a)	14,999	595,610
Strayer Education, Inc.*	3,201	259,281
Weight Watchers International, Inc.*(a)	8,367	104,169

		6,114,507

Diversified Financial Services 0.1%
FNFV Group*	20,044	260,572
Marlin Business Services Corp.	2,354	54,024
NewStar Financial, Inc.*	6,105	54,213
On Deck Capital, Inc.*(a)	14,467	72,769
PICO Holdings, Inc.*	6,333	90,245
Tiptree, Inc., Class A	6,902	45,208

		577,031

Diversified Telecommunication Services 0.6%
ATN International, Inc.	3,168	254,359
Cincinnati Bell, Inc.*	12,830	294,448
Cogent Communications Holdings, Inc.	12,577	525,719
Consolidated Communications Holdings, Inc.(a)	15,022	395,229
FairPoint Communications, Inc.*	6,491	120,083
General Communication, Inc., Class A*	8,088	162,731
Globalstar, Inc.*(a)	112,911	178,399
Hawaiian Telcom Holdco, Inc.*	1,866	46,333
IDT Corp., Class B	5,265	101,088
Inteliquent, Inc.	9,696	222,038
Intelsat SA*(a)	11,505	41,533
Iridium Communications, Inc.*(a)	24,935	251,844
Lumos Networks Corp.*	5,745	88,875
ORBCOMM, Inc.*	20,179	164,862
pdvWireless, Inc.*(a)	2,971	63,282
Straight Path Communications, Inc., Class B*(a)	2,920	102,317
Vonage Holdings Corp.*	58,028	411,419
Windstream Holdings, Inc.(a)	29,712	240,073

		3,664,632

Electric Utilities 1.0%
ALLETE, Inc.	15,057	983,975
El Paso Electric Co.	12,255	562,504
Genie Energy Ltd., Class B*	4,876	28,135
IDACORP, Inc.	15,333	1,226,947
MGE Energy, Inc.	10,604	674,945
Otter Tail Corp.	11,497	435,161
PNM Resources, Inc.	24,268	834,819
Portland General Electric Co.	27,181	1,185,363
Spark Energy, Inc., Class A(a)	1,469	37,974

		5,969,823

Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,933	42,603
American Superconductor Corp.*(a)	4,095	28,624
Atkore International Group, Inc.*	3,645	97,394
AZZ, Inc.	7,857	467,884
Babcock & Wilcox Enterprises, Inc.*	13,582	226,005
Encore Wire Corp.	6,082	256,965
Energous Corp.*(a)	4,488	64,896
EnerSys	13,221	1,030,577
FuelCell Energy, Inc.*(a)	10,666	15,999
Generac Holdings, Inc.*	19,856	799,403
General Cable Corp.	14,651	297,415
LSI Industries, Inc.	7,032	66,945
Plug Power, Inc.*(a)	54,558	57,831
Powell Industries, Inc.	2,602	100,125
Power Solutions International, Inc.*(a)	1,887	13,964
Preformed Line Products Co.	688	37,565
Sunrun, Inc.*(a)	19,150	101,304
Thermon Group Holdings, Inc.*	9,755	202,514
TPI Composites, Inc.*	1,586	30,784

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Electrical Equipment (continued)
Vicor Corp.*	5,014	$76,714

		4,015,511

Electronic Equipment, Instruments & Components 2.8%
Agilysys, Inc.*	4,943	48,095
Anixter International, Inc.*	8,793	751,801
AVX Corp.	14,340	232,308
Badger Meter, Inc.	8,490	327,289
Belden, Inc.	12,722	972,851
Benchmark Electronics, Inc.*	14,988	458,633
Coherent, Inc.*	7,337	1,157,265
Control4 Corp.*	5,975	64,411
CTS Corp.	9,695	208,442
Daktronics, Inc.	11,232	114,117
Electro Scientific Industries, Inc.*	7,628	50,116
ePlus, Inc.*	1,905	213,455
Fabrinet*	10,578	445,651
FARO Technologies, Inc.*	4,879	181,011
Gerber Scientific, Inc.*(b)(c)	11,566	0
II-VI, Inc.*	18,038	658,387
Insight Enterprises, Inc.*	11,123	412,997
InvenSense, Inc.*	24,806	314,044
Itron, Inc.*	10,129	624,959
Kimball Electronics, Inc.*	8,735	149,369
Knowles Corp.*(a)	26,732	481,711
Littelfuse, Inc.	6,707	1,057,761
Maxwell Technologies, Inc.*(a)	8,927	42,493
Mesa Laboratories, Inc.	913	108,775
Methode Electronics, Inc.	11,064	465,241
MTS Systems Corp.	5,058	293,870
Novanta, Inc.*	9,603	214,627
OSI Systems, Inc.*	5,302	395,900
Park Electrochemical Corp.	5,856	107,340
PC Connection, Inc.	3,314	90,406
Plexus Corp.*	10,095	548,159
Radisys Corp.*	10,632	46,887
Rogers Corp.*	5,462	436,687
Sanmina Corp.*	22,272	867,494
ScanSource, Inc.*	7,592	300,264
SYNNEX Corp.	8,889	1,068,280
Systemax, Inc.	3,402	28,849
Tech Data Corp.*	10,609	907,706
TTM Technologies, Inc.*	21,967	325,771
Universal Display Corp.*	12,571	829,686
Vishay Intertechnology, Inc.	41,366	686,676
Vishay Precision Group, Inc.*	3,683	61,322

		16,751,106

Energy Equipment & Services 1.2%
Archrock, Inc.	21,105	308,133
Atwood Oceanics, Inc.*	18,500	224,960
Bristow Group, Inc.	10,190	179,955
CARBO Ceramics, Inc.*(a)	7,242	102,836
Dawson Geophysical Co.*	5,678	44,970
Era Group, Inc.*	5,712	89,450
Exterran Corp.*	9,612	298,164
Fairmount Santrol Holdings, Inc.*	27,577	345,264
Forum Energy Technologies, Inc.*	18,240	395,808
Geospace Technologies Corp.*	3,945	92,076
Helix Energy Solutions Group, Inc.*	34,198	289,999
Hornbeck Offshore Services, Inc.*(a)	11,219	81,338
Independence Contract Drilling, Inc.*	8,687	55,076
Matrix Service Co.*	8,249	184,778
McDermott International, Inc.*	73,366	594,265
Natural Gas Services Group, Inc.*	3,785	108,629
Newpark Resources, Inc.*	24,732	186,727
Oil States International, Inc.*	15,563	614,738
Parker Drilling Co.*	36,573	93,261
PHI, Inc. (Non-Voting)*	3,551	56,283
Pioneer Energy Services Corp.*	22,659	142,752
RigNet, Inc.*(a)	3,844	75,919
SEACOR Holdings, Inc.*	4,828	355,196
Seadrill Ltd.*(a)	114,759	214,599
Smart Sand, Inc.*	3,057	53,192
Tesco Corp.*	13,961	120,065
TETRA Technologies, Inc.*	27,628	137,035
Tidewater, Inc.*(a)	15,395	33,869
Unit Corp.*	15,337	398,762
US Silica Holdings, Inc.	22,584	1,335,618
Willbros Group, Inc.*	15,145	45,889

		7,259,606

Equity Real Estate Investment Trusts (REITs) 7.0%
Acadia Realty Trust	24,292	773,457
Agree Realty Corp.	7,671	359,770
Alexander’s, Inc.	645	272,712
American Assets Trust, Inc.	11,872	509,665
Armada Hoffler Properties, Inc.	10,286	141,741
Ashford Hospitality Prime, Inc.	7,082	95,182
Ashford Hospitality Trust, Inc.	24,233	184,171
Bluerock Residential Growth REIT, Inc.	4,725	61,803
CareTrust REIT, Inc.	19,507	295,726
CatchMark Timber Trust, Inc., Class A	11,769	121,103
CBL & Associates Properties, Inc.	51,294	556,540
Cedar Realty Trust, Inc.	24,938	149,877
Chatham Lodging Trust	11,139	224,339
Chesapeake Lodging Trust	18,020	461,312
City Office REIT, Inc.	6,599	83,081
Colony Starwood Homes	19,731	620,540
Community Healthcare Trust, Inc.	3,866	83,390
CorEnergy Infrastructure Trust, Inc.	3,727	133,799
CoreSite Realty Corp.	10,197	878,268
Cousins Properties, Inc.	103,018	875,653
DiamondRock Hospitality Co.	61,069	688,248
DuPont Fabros Technology, Inc.	22,671	1,076,419
Easterly Government Properties, Inc.	9,831	193,671
EastGroup Properties, Inc.	9,605	679,746
Education Realty Trust, Inc.	22,333	898,010
Farmland Partners, Inc.	4,214	47,871
FelCor Lodging Trust, Inc.	41,449	319,157
First Industrial Realty Trust, Inc.	35,300	912,505
First Potomac Realty Trust	17,217	176,302
Four Corners Property Trust, Inc.	18,215	397,269
Franklin Street Properties Corp.	31,701	404,188
GEO Group, Inc. (The)	22,541	935,902
Getty Realty Corp.	8,186	211,117
Gladstone Commercial Corp.	7,354	144,433
Global Medical REIT, Inc.	4,371	38,683
Global Net Lease, Inc.	59,810	463,527
Government Properties Income Trust	21,253	409,333
Gramercy Property Trust	42,705	1,124,850
Healthcare Realty Trust, Inc.	34,687	1,047,894
Hersha Hospitality Trust	12,646	252,794
Hudson Pacific Properties, Inc.	34,632	1,226,319
Independence Realty Trust, Inc.	18,332	169,204
InfraREIT, Inc.	12,263	202,094
Investors Real Estate Trust	37,493	241,455
iStar, Inc.*	20,504	230,055
Kite Realty Group Trust	25,045	601,581
LaSalle Hotel Properties	32,403	977,598
Lexington Realty Trust	69,956	749,928

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Equity Real Estate Investment Trusts (REITs) (continued)
LTC Properties, Inc.	11,454	$534,558
Mack-Cali Realty Corp.	27,112	759,678
MedEquities Realty Trust, Inc.	6,353	69,248
Medical Properties Trust, Inc.	89,528	1,141,482
Monmouth Real Estate Investment Corp.	20,336	296,906
Monogram Residential Trust, Inc.	51,280	521,518
National Health Investors, Inc.	11,330	838,307
National Storage Affiliates Trust	10,776	239,766
New Senior Investment Group, Inc.	23,698	237,217
NexPoint Residential Trust, Inc.	5,591	129,208
NorthStar Realty Europe Corp.	16,475	197,865
One Liberty Properties, Inc.	3,802	88,054
Parkway, Inc.*	12,855	273,683
Pebblebrook Hotel Trust	21,714	649,466
Pennsylvania Real Estate Investment Trust	20,707	370,862
Physicians Realty Trust	41,070	761,848
Potlatch Corp.	12,330	507,996
Preferred Apartment Communities, Inc., Class A	7,250	98,165
PS Business Parks, Inc.	5,992	671,344
QTS Realty Trust, Inc., Class A	14,228	716,949
RAIT Financial Trust	24,297	84,068
Ramco-Gershenson Properties Trust	23,902	388,647
Retail Opportunity Investments Corp.	32,670	692,604
Rexford Industrial Realty, Inc.	19,940	452,837
RLJ Lodging Trust	37,028	859,420
Ryman Hospitality Properties, Inc.	13,204	807,821
Sabra Health Care REIT, Inc.	19,587	497,510
Saul Centers, Inc.	2,920	185,391
Select Income REIT	19,221	480,717
Seritage Growth Properties, Class A	7,566	308,693
Silver Bay Realty Trust Corp.	9,940	167,489
STAG Industrial, Inc.	23,126	535,136
Summit Hotel Properties, Inc.	26,351	417,136
Sunstone Hotel Investors, Inc.	66,056	972,344
Terreno Realty Corp.	13,704	372,612
Tier REIT, Inc.	14,736	268,343
UMH Properties, Inc.	7,860	115,149
Universal Health Realty Income Trust	3,789	235,373
Urban Edge Properties	27,304	763,693
Urstadt Biddle Properties, Inc., Class A	9,218	206,944
Washington Prime Group, Inc.	56,403	544,289
Washington Real Estate Investment Trust	22,313	701,744
Whitestone REIT	8,161	113,519
Xenia Hotels & Resorts, Inc.	31,380	575,823

		41,553,704

Food & Staples Retailing 0.5%
Andersons, Inc. (The)	8,127	306,794
Chefs’ Warehouse, Inc. (The)*	5,659	94,505
Ingles Markets, Inc., Class A	4,315	195,254
Natural Grocers by Vitamin Cottage, Inc.*(a)	2,367	29,919
Performance Food Group Co.*	11,343	251,248
PriceSmart, Inc.	6,051	512,520
Smart & Final Stores, Inc.*(a)	7,078	101,569
SpartanNash Co.	11,200	424,032
SUPERVALU, Inc.*	80,873	317,022
United Natural Foods, Inc.*	15,043	687,465
Village Super Market, Inc., Class A	2,052	62,155
Weis Markets, Inc.	2,891	171,841

		3,154,324

Food Products 1.3%
AdvancePierre Foods Holdings, Inc.	6,473	179,367
Alico, Inc.	1,037	27,947
Amplify Snack Brands, Inc.*(a)	8,556	82,394
B&G Foods, Inc.	19,962	885,315
Calavo Growers, Inc.	4,698	259,799
Cal-Maine Foods, Inc.(a)	9,392	391,646
Darling Ingredients, Inc.*	49,897	598,764
Dean Foods Co.	27,813	552,366
Farmer Brothers Co.*	2,429	84,529
Fresh Del Monte Produce, Inc.	9,818	562,081
Freshpet, Inc.*(a)	6,835	76,210
Inventure Foods, Inc.*	6,321	37,863
J&J Snack Foods Corp.	4,555	581,081
John B Sanfilippo & Son, Inc.	2,507	164,936
Lancaster Colony Corp.	5,700	746,985
Landec Corp.*	7,997	100,762
Lifeway Foods, Inc.*	1,982	21,346
Limoneira Co.	3,391	57,647
Omega Protein Corp.*	6,462	161,227
Sanderson Farms, Inc.	6,077	553,007
Seaboard Corp.*	81	311,850
Seneca Foods Corp., Class A*	1,894	67,900
Snyder’s-Lance, Inc.	24,428	937,547
Tootsie Roll Industries, Inc.(a)	5,286	197,961

		7,640,530

Gas Utilities 1.2%
Chesapeake Utilities Corp.	4,728	309,211
Delta Natural Gas Co., Inc.	2,174	57,220
New Jersey Resources Corp.	26,032	981,406
Northwest Natural Gas Co.	8,222	484,276
ONE Gas, Inc.	15,800	1,020,996
South Jersey Industries, Inc.	24,233	799,689
Southwest Gas Holdings, Inc.	14,367	1,157,549
Spire, Inc.	13,555	881,075
WGL Holdings, Inc.	15,318	1,255,157

		6,946,579

Health Care Equipment & Supplies 3.0%
Abaxis, Inc.	6,633	337,984
Accuray, Inc.*	24,154	138,885
Analogic Corp.	3,764	292,275
AngioDynamics, Inc.*	8,122	130,724
Anika Therapeutics, Inc.*	4,291	216,867
AtriCure, Inc.*	9,781	159,137
Atrion Corp.	421	205,701
Avinger, Inc.*(a)	6,536	16,994
AxoGen, Inc.*	7,559	82,393
Cantel Medical Corp.	10,865	841,060
Cardiovascular Systems, Inc.*	9,550	235,885
Cerus Corp.*(a)	30,735	130,931
ConforMIS, Inc.*(a)	10,496	87,117
CONMED Corp.	8,341	371,925
Corindus Vascular Robotics, Inc.*(a)	17,407	9,405
CryoLife, Inc.*	9,792	186,048
Cutera, Inc.*	3,328	61,568
Cynosure, Inc., Class A*	7,185	383,679
Endologix, Inc.*	24,631	168,969
Entellus Medical, Inc.*(a)	2,215	37,899
Exactech, Inc.*	3,192	78,683
GenMark Diagnostics, Inc.*	13,133	159,303
Glaukos Corp.*	4,932	203,297
Globus Medical, Inc., Class A*	21,264	560,519
Haemonetics Corp.*	15,514	618,388
Halyard Health, Inc.*	14,168	545,043
ICU Medical, Inc.*	4,458	611,192
Inogen, Inc.*	4,947	318,438

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Insulet Corp.*	17,480	$727,168
Integer Holdings Corp.*	9,268	300,283
Integra LifeSciences Holdings Corp.*	18,334	765,078
Invacare Corp.	9,458	108,767
InVivo Therapeutics Holdings Corp.*(a)	10,114	48,041
iRadimed Corp.*(a)	1,085	9,928
iRhythm Technologies, Inc.*	1,751	57,135
IRIDEX Corp.*	2,686	37,470
K2M Group Holdings, Inc.*	7,823	158,963
LeMaitre Vascular, Inc.	4,024	91,385
Masimo Corp.*	12,392	911,803
Meridian Bioscience, Inc.	12,340	161,654
Merit Medical Systems, Inc.*	13,043	331,292
Natus Medical, Inc.*	9,854	384,799
Neogen Corp.*	11,040	729,082
Nevro Corp.*	7,287	634,115
Novocure Ltd.*(a)	15,293	97,110
NuVasive, Inc.*	15,024	1,063,248
NxStage Medical, Inc.*	19,292	518,955
OraSure Technologies, Inc.*	16,700	147,294
Orthofix International NV*	5,265	189,224
Oxford Immunotec Global plc*	6,755	91,260
Penumbra, Inc.*(a)	7,718	552,223
Quidel Corp.*	8,409	159,603
Rockwell Medical, Inc.*(a)	14,559	84,588
RTI Surgical, Inc.*	18,775	61,019
Second Sight Medical Products, Inc.*(a)	5,498	7,862
Senseonics Holdings, Inc.*	9,843	27,363
Spectranetics Corp. (The)*	12,953	334,835
STAAR Surgical Co.*	12,258	121,354
Surmodics, Inc.*	3,890	94,138
Tandem Diabetes Care, Inc.*(a)	6,974	16,389
TransEnterix, Inc.*(a)	20,414	30,009
Utah Medical Products, Inc.	1,040	64,688
Vascular Solutions, Inc.*	5,113	286,072
Wright Medical Group NV*(a)	31,238	786,573
Zeltiq Aesthetics, Inc.*	10,751	476,699

		17,857,778

Health Care Providers & Services 2.0%
AAC Holdings, Inc.*(a)	3,165	25,162
Aceto Corp.	8,805	168,087
Addus HomeCare Corp.*	2,251	76,872
Adeptus Health, Inc., Class A*(a)	4,000	28,680
Air Methods Corp.*	10,221	364,890
Almost Family, Inc.*	2,451	115,810
Amedisys, Inc.*	8,454	387,362
American Renal Associates Holdings, Inc.*(a)	2,661	51,144
AMN Healthcare Services, Inc.*	14,375	515,344
BioScrip, Inc.*(a)	43,721	59,898
BioTelemetry, Inc.*	8,012	184,677
Capital Senior Living Corp.*	8,819	147,013
Chemed Corp.	4,904	814,505
Civitas Solutions, Inc.*	4,598	84,143
Community Health Systems, Inc.*	33,317	213,229
CorVel Corp.*	2,981	114,321
Cross Country Healthcare, Inc.*	9,900	143,253
Diplomat Pharmacy, Inc.*(a)	13,657	187,647
Ensign Group, Inc. (The)	14,440	293,710
Genesis Healthcare, Inc.*	11,340	46,607
HealthEquity, Inc.*	13,085	605,181
HealthSouth Corp.	26,883	1,043,598
Kindred Healthcare, Inc.	26,129	173,758
Landauer, Inc.	2,899	148,864
LHC Group, Inc.*	4,515	226,337
Magellan Health, Inc.*	7,061	529,222
Molina Healthcare, Inc.*	13,115	743,883
National HealthCare Corp.	3,361	251,571
National Research Corp., Class A	2,556	44,602
Nobilis Health Corp.*(a)	15,487	33,297
Owens & Minor, Inc.	18,899	678,096
PharMerica Corp.*	8,947	221,886
Providence Service Corp. (The)*	3,933	152,010
Quorum Health Corp.*	9,008	79,180
RadNet, Inc.*	11,445	66,381
Select Medical Holdings Corp.*	32,372	403,031
Surgery Partners, Inc.*	5,655	104,617
Surgical Care Affiliates, Inc.*	8,127	459,176
Team Health Holdings, Inc.*	20,599	895,233
Teladoc, Inc.*	6,325	126,500
Tivity Health, Inc.*	10,224	262,246
Triple-S Management Corp., Class B*	7,110	135,872
Universal American Corp.*	12,735	126,586
US Physical Therapy, Inc.	3,667	257,240

		11,790,721

Health Care Technology 0.4%
Castlight Health, Inc., Class B*(a)	13,313	41,270
Computer Programs & Systems, Inc.(a)	3,298	74,535
Cotiviti Holdings, Inc.*	3,878	131,309
Evolent Health, Inc., Class A*(a)	4,916	89,471
HealthStream, Inc.*	7,690	176,562
HMS Holdings Corp.*	25,528	463,589
Medidata Solutions, Inc.*	16,677	826,179
Omnicell, Inc.*	10,793	387,469
Quality Systems, Inc.*	15,211	228,317
Vocera Communications, Inc.*	7,572	157,119

		2,575,820

Hotels, Restaurants & Leisure 2.9%
Belmond Ltd., Class A*	25,425	352,136
Biglari Holdings, Inc.*	300	132,960
BJ’s Restaurants, Inc.*	7,069	251,303
Bloomin’ Brands, Inc.	31,577	540,282
Bob Evans Farms, Inc.	6,014	339,370
Bojangles’, Inc.*	3,219	63,736
Boyd Gaming Corp.*	25,091	509,849
Buffalo Wild Wings, Inc.*	5,739	866,589
Caesars Acquisition Co., Class A*	14,278	214,170
Caesars Entertainment Corp.*(a)	17,063	152,714
Carrols Restaurant Group, Inc.*	10,702	153,574
Century Casinos, Inc.*	7,308	51,521
Cheesecake Factory, Inc. (The)	13,770	829,780
Churchill Downs, Inc.	4,095	587,018
Chuy’s Holdings, Inc.*	5,061	148,793
ClubCorp Holdings, Inc.	19,472	321,288
Cracker Barrel Old Country Store, Inc.(a)	5,819	919,751
Dave & Buster’s Entertainment, Inc.*	11,499	626,236
Del Frisco’s Restaurant Group, Inc.*	7,176	125,580
Del Taco Restaurants, Inc.*	6,794	92,670
Denny’s Corp.*	23,040	280,397
DineEquity, Inc.	5,336	365,943
El Pollo Loco Holdings, Inc.*(a)	6,162	76,717
Eldorado Resorts, Inc.*(a)	8,686	134,633
Empire Resorts, Inc.*(a)	833	18,909
Fiesta Restaurant Group, Inc.*	7,924	208,401
Fogo De Chao, Inc.*(a)	1,654	22,825
Golden Entertainment, Inc.	2,823	31,109

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Habit Restaurants, Inc. (The), Class A*(a)	3,792	$54,984
ILG, Inc.	34,268	649,379
International Speedway Corp., Class A	8,268	303,022
Intrawest Resorts Holdings, Inc.*	4,690	96,661
Isle of Capri Casinos, Inc.*	7,500	178,575
J Alexander’s Holdings, Inc.*	4,218	42,180
Jack in the Box, Inc.	9,904	1,068,840
Jamba, Inc.*(a)	3,653	33,242
Kona Grill, Inc.*(a)	2,053	18,785
La Quinta Holdings, Inc.*	25,778	364,243
Lindblad Expeditions Holdings, Inc.*	3,994	35,906
Luby’s, Inc.*	6,695	24,571
Marcus Corp. (The)	5,768	171,021
Marriott Vacations Worldwide Corp.	6,810	588,929
Monarch Casino & Resort, Inc.*	3,032	72,040
Nathan’s Famous, Inc.*	884	55,250
Noodles & Co.*(a)	4,312	18,973
Papa John’s International, Inc.	8,245	702,639
Penn National Gaming, Inc.*	22,697	312,765
Pinnacle Entertainment, Inc.*	16,248	250,219
Planet Fitness, Inc., Class A	7,717	162,366
Popeyes Louisiana Kitchen, Inc.*	6,231	393,737
Potbelly Corp.*	6,831	88,803
Red Lion Hotels Corp.*	4,561	36,488
Red Robin Gourmet Burgers, Inc.*	3,901	185,493
Red Rock Resorts, Inc., Class A	9,126	214,279
Ruby Tuesday, Inc.*	18,856	36,958
Ruth’s Hospitality Group, Inc.	9,661	165,686
Scientific Games Corp., Class A*	15,452	262,684
SeaWorld Entertainment, Inc.	20,272	367,126
Shake Shack, Inc., Class A*(a)	4,930	174,078
Sonic Corp.	13,443	334,731
Speedway Motorsports, Inc.	3,461	74,377
Texas Roadhouse, Inc.	20,084	936,718
Wingstop, Inc.	4,790	136,371
Zoe’s Kitchen, Inc.*(a)	5,943	129,736

		17,160,109

Household Durables 1.2%
Bassett Furniture Industries, Inc.	3,077	86,771
Beazer Homes USA, Inc.*	9,692	138,208
Cavco Industries, Inc.*	2,563	251,815
Century Communities, Inc.*	4,654	105,878
CSS Industries, Inc.	2,570	63,273
Ethan Allen Interiors, Inc.	7,499	218,221
Flexsteel Industries, Inc.	1,965	99,940
GoPro, Inc., Class A*(a)	30,645	329,434
Green Brick Partners, Inc.*	6,760	64,896
Helen of Troy Ltd.*	8,490	792,117
Hooker Furniture Corp.	3,562	118,258
Hovnanian Enterprises, Inc., Class A*	37,214	88,197
Installed Building Products, Inc.*	6,024	246,382
iRobot Corp.*	8,134	492,595
KB Home(a)	25,369	415,544
La-Z-Boy, Inc.	14,879	425,539
LGI Homes, Inc.*(a)	4,709	146,262
Libbey, Inc.	6,671	114,141
Lifetime Brands, Inc.	3,682	55,046
M/I Homes, Inc.*	7,205	181,134
MDC Holdings, Inc.	12,599	340,677
Meritage Homes Corp.*	11,610	426,667
NACCO Industries, Inc., Class A	1,238	91,302
New Home Co., Inc. (The)*	3,776	39,421
Taylor Morrison Home Corp., Class A*	9,393	182,224
TopBuild Corp.*	11,694	433,964
TRI Pointe Group, Inc.*	45,210	554,727
UCP, Inc., Class A*	2,510	28,489
Universal Electronics, Inc.*	4,291	255,315
WCI Communities, Inc.*	6,610	154,674
William Lyon Homes, Class A*(a)	7,301	128,863
ZAGG, Inc.*	8,971	60,106

		7,130,080

Household Products 0.3%
Central Garden & Pet Co.*	3,050	100,193
Central Garden & Pet Co., Class A*	10,153	312,509
HRG Group, Inc.*	35,953	605,089
Oil-Dri Corp. of America	1,450	48,792
Orchids Paper Products Co.(a)	2,734	74,666
WD-40 Co.	4,252	447,098

		1,588,347

Independent Power and Renewable Electricity Producers 0.5%
Atlantic Power Corp.*	31,471	73,957
Atlantica Yield plc	17,744	379,722
Dynegy, Inc.*	35,386	337,936
NRG Yield, Inc., Class A	10,318	167,668
NRG Yield, Inc., Class C	19,252	326,321
Ormat Technologies, Inc.	11,792	633,230
Pattern Energy Group, Inc.	20,000	394,800
TerraForm Global, Inc., Class A*(a)	28,494	125,374
TerraForm Power, Inc., Class A*	26,485	314,377
Vivint Solar, Inc.*(a)	8,385	25,574

		2,778,959

Industrial Conglomerates 0.1%
Raven Industries, Inc.	10,981	275,074

Insurance 2.3%
Ambac Financial Group, Inc.*	13,746	287,566
American Equity Investment Life Holding Co.	26,051	614,804
AMERISAFE, Inc.	5,755	362,853
Argo Group International Holdings Ltd.	8,749	559,499
Atlas Financial Holdings, Inc.*	3,077	52,309
Baldwin & Lyons, Inc., Class B	2,506	60,144
Blue Capital Reinsurance Holdings Ltd.	1,955	37,243
Citizens, Inc.*(a)	14,465	133,946
CNO Financial Group, Inc.	54,459	1,029,820
Crawford & Co., Class B	3,750	45,450
Donegal Group, Inc., Class A	2,407	39,643
eHealth, Inc.*	5,472	67,087
EMC Insurance Group, Inc.	2,418	70,485
Employers Holdings, Inc.	9,753	355,497
Enstar Group Ltd.*	3,462	670,416
FBL Financial Group, Inc., Class A	2,918	203,676
Federated National Holding Co.	3,859	70,774
Fidelity & Guaranty Life	3,434	82,244
Genworth Financial, Inc., Class A*	152,662	512,944
Global Indemnity Ltd.*	2,533	100,079
Greenlight Capital Re Ltd., Class A*	8,661	195,739
Hallmark Financial Services, Inc.*	4,672	51,112
HCI Group, Inc.(a)	2,735	113,120
Heritage Insurance Holdings, Inc.	8,117	115,099
Horace Mann Educators Corp.	12,318	509,349
Independence Holding Co.	1,937	38,546
Infinity Property & Casualty Corp.	3,267	283,739
Investors Title Co.	411	49,945
James River Group Holdings Ltd.	4,231	167,759
Kemper Corp.	12,033	519,826
Kinsale Capital Group, Inc.	2,051	60,197

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Maiden Holdings Ltd.	21,123	$374,933
MBIA, Inc.*	39,957	407,561
National General Holdings Corp.	14,719	360,468
National Western Life Group, Inc., Class A	687	201,394
Navigators Group, Inc. (The)	6,816	382,718
OneBeacon Insurance Group Ltd., Class A	5,596	90,823
Patriot National, Inc.*(a)	3,645	15,601
Primerica, Inc.	14,265	1,076,294
RLI Corp.	11,544	685,944
Safety Insurance Group, Inc.	4,645	333,046
Selective Insurance Group, Inc.	17,251	719,367
State Auto Financial Corp.	4,741	119,758
State National Cos., Inc.	9,306	128,051
Stewart Information Services Corp.	6,927	302,571
Third Point Reinsurance Ltd.*	19,708	225,657
Trupanion, Inc.*(a)	4,416	70,612
United Fire Group, Inc.	6,552	309,254
United Insurance Holdings Corp.	5,054	69,088
Universal Insurance Holdings, Inc.	9,965	260,585
WMIH Corp.*	61,088	94,686

		13,689,321

Internet & Direct Marketing Retail 0.5%
1-800-Flowers.com, Inc., Class A*	7,977	71,793
Blue Nile, Inc.	3,405	138,618
Duluth Holdings, Inc., Class B*	2,927	66,209
Etsy, Inc.*	31,839	401,490
FTD Cos., Inc.*	5,275	121,219
Gaia, Inc.*	2,160	18,792
HSN, Inc.	9,472	333,888
Lands’ End, Inc.*(a)	4,510	69,228
Liberty TripAdvisor Holdings, Inc., Series A*	21,982	394,577
Nutrisystem, Inc.	8,837	292,063
Overstock.com, Inc.*	3,671	60,939
PetMed Express, Inc.(a)	6,033	127,839
Shutterfly, Inc.*	10,476	537,733
Wayfair, Inc., Class A*	9,567	397,604

		3,031,992

Internet Software & Services 2.3%
2U, Inc.*	11,122	378,593
Alarm.com Holdings, Inc.*	2,975	80,593
Amber Road, Inc.*	5,414	47,914
Angie’s List, Inc.*	11,815	74,080
Appfolio, Inc., Class A*(a)	2,243	50,804
Autobytel, Inc.*	3,090	42,487
Bankrate, Inc.*	14,826	161,603
Bazaarvoice, Inc.*	24,929	117,166
Benefitfocus, Inc.*	3,897	117,884
Blucora, Inc.*	11,672	176,247
Box, Inc., Class A*(a)	14,774	252,192
Brightcove, Inc.*	8,672	62,438
Carbonite, Inc.*	5,463	94,237
Care.com, Inc.*	3,793	32,013
ChannelAdvisor Corp.*	7,070	97,919
Cimpress NV*(a)	7,633	644,149
comScore, Inc.*	14,463	485,234
Cornerstone OnDemand, Inc.*	15,265	621,133
Coupa Software, Inc.*(a)	2,354	61,180
DHI Group, Inc.*	14,641	83,454
EarthLink Holdings Corp.	32,608	209,017
Endurance International Group Holdings, Inc.*	18,208	140,202
Envestnet, Inc.*	12,594	476,053
Five9, Inc.*	10,042	155,249
Global Sources Ltd.*	2,774	25,521
Gogo, Inc.*(a)	17,455	159,713
GrubHub, Inc.*	24,509	1,018,349
GTT Communications, Inc.*	7,991	225,746
Hortonworks, Inc.*(a)	12,801	124,170
Instructure, Inc.*(a)	3,181	69,346
j2 Global, Inc.	14,278	1,196,639
Limelight Networks, Inc.*	23,558	51,592
Liquidity Services, Inc.*	7,137	69,586
LivePerson, Inc.*	16,214	118,362
LogMeIn, Inc.	15,711	1,698,359
Marchex, Inc., Class B*	9,394	25,458
MeetMe, Inc.*	12,662	62,297
MINDBODY, Inc., Class A*(a)	4,334	105,533
New Relic, Inc.*	6,570	237,834
NIC, Inc.	19,239	463,660
Numerex Corp., Class A*	4,505	26,489
Q2 Holdings, Inc.*	7,564	240,157
QuinStreet, Inc.*	11,247	39,365
Quotient Technology, Inc.*	19,826	211,147
RealNetworks, Inc.*	6,488	34,711
Reis, Inc.	2,804	56,080
RetailMeNot, Inc.*	11,650	105,433
Rightside Group Ltd.*	3,964	33,456
Shutterstock, Inc.*	5,755	309,619
SPS Commerce, Inc.*	5,019	346,311
Stamps.com, Inc.*(a)	4,910	596,811
TechTarget, Inc.*	4,233	37,293
TrueCar, Inc.*(a)	16,398	215,634
Web.com Group, Inc.*	12,895	244,360
WebMD Health Corp.*	11,325	565,004
Xactly Corp.*	6,607	80,275
XO Group, Inc.*	7,963	149,943

		13,606,094

IT Services 1.9%
Acxiom Corp.*	23,596	615,856
ALJ Regional Holdings, Inc.*	6,971	27,814
Blackhawk Network Holdings, Inc.*	16,715	596,726
CACI International, Inc., Class A*	7,383	906,632
Cardtronics plc, Class A*	13,717	748,674
Cass Information Systems, Inc.	3,334	219,277
Convergys Corp.	27,087	672,299
CSG Systems International, Inc.	9,770	472,868
EPAM Systems, Inc.*	14,632	941,716
EVERTEC, Inc.	19,238	328,008
ExlService Holdings, Inc.*	9,918	455,732
Forrester Research, Inc.	3,087	125,950
Hackett Group, Inc. (The)	6,982	113,458
Information Services Group, Inc.*	11,397	37,610
Lionbridge Technologies, Inc.*	17,655	100,987
ManTech International Corp., Class A	7,478	291,193
MAXIMUS, Inc.	19,519	1,076,278
MoneyGram International, Inc.*	8,983	114,084
NCI, Inc., Class A	2,149	27,292
NeuStar, Inc., Class A*	10,319	342,591
Perficient, Inc.*	10,569	187,388
PFSweb, Inc.*	4,699	35,289
Planet Payment, Inc.*	13,101	55,286
Science Applications International Corp.	12,836	1,045,107
ServiceSource International, Inc.*	18,589	98,522
Sykes Enterprises, Inc.*	11,820	330,133
Syntel, Inc.	9,782	206,009

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
IT Services (continued)
TeleTech Holdings, Inc.	5,127	$151,759
Travelport Worldwide Ltd.	35,268	506,448
Unisys Corp.*(a)	14,900	191,465
Virtusa Corp.*	8,431	214,822

		11,237,273

Leisure Products 0.3%
Acushnet Holdings Corp.*	6,414	118,980
American Outdoor Brands Corp.*(a)	19,083	406,468
Arctic Cat, Inc.*(a)	4,331	81,423
Callaway Golf Co.	28,500	322,905
Escalade, Inc.	3,051	40,273
JAKKS Pacific, Inc.*(a)	5,441	27,749
Johnson Outdoors, Inc., Class A	1,402	48,341
Malibu Boats, Inc., Class A*	5,461	101,356
Marine Products Corp.	2,613	29,814
MCBC Holdings, Inc.	2,469	34,443
Nautilus, Inc.*	9,316	161,633
Sturm Ruger & Co., Inc.(a)	5,646	297,826

		1,671,211

Life Sciences Tools & Services 0.7%
Accelerate Diagnostics, Inc.*	6,983	146,294
Albany Molecular Research, Inc.*(a)	7,976	146,758
Cambrex Corp.*	9,668	507,087
ChromaDex Corp.*	10,548	29,323
Enzo Biochem, Inc.*	12,157	81,209
Fluidigm Corp.*	9,763	61,800
INC Research Holdings, Inc., Class A*	12,553	665,309
Luminex Corp.*	11,989	242,417
Medpace Holdings, Inc.*(a)	2,452	85,550
NanoString Technologies, Inc.*	4,667	84,193
NeoGenomics, Inc.*	16,443	132,531
Pacific Biosciences of California, Inc.*(a)	24,277	117,015
PAREXEL International Corp.*	15,949	1,130,625
PRA Health Sciences, Inc.*	7,333	429,640

		3,859,751

Machinery 3.5%
Actuant Corp., Class A	17,819	465,967
Alamo Group, Inc.	2,860	216,302
Albany International Corp., Class A	8,644	410,158
Altra Industrial Motion Corp.	7,641	285,009
American Railcar Industries, Inc.(a)	2,358	105,025
Astec Industries, Inc.	5,855	409,733
Barnes Group, Inc.	15,243	733,646
Blue Bird Corp.*(a)	1,860	31,341
Briggs & Stratton Corp.	12,893	279,262
Chart Industries, Inc.*	9,257	359,079
CIRCOR International, Inc.	5,001	311,462
CLARCOR, Inc.	14,437	1,195,528
Columbus McKinnon Corp.	5,982	164,445
DMC Global, Inc.	4,020	64,119
Douglas Dynamics, Inc.	6,581	222,438
Energy Recovery, Inc.*	10,469	107,203
EnPro Industries, Inc.	6,544	444,403
ESCO Technologies, Inc.	7,694	447,791
ExOne Co. (The)*(a)	3,094	30,476
Federal Signal Corp.	18,162	282,238
Franklin Electric Co., Inc.	13,977	563,972
FreightCar America, Inc.	3,646	52,685
Gencor Industries, Inc.*	2,659	41,613
Global Brass & Copper Holdings, Inc.	6,316	209,375
Gorman-Rupp Co. (The)	5,482	177,946
Graham Corp.	3,094	68,749
Greenbrier Cos., Inc. (The)(a)	8,239	360,456
Hardinge, Inc.	3,940	41,764
Harsco Corp.*	24,423	326,047
Hillenbrand, Inc.	17,898	654,172
Hurco Cos., Inc.	1,943	59,456
Hyster-Yale Materials Handling, Inc.	2,853	175,517
John Bean Technologies Corp.	8,841	763,420
Joy Global, Inc.	29,911	841,097
Kadant, Inc.	3,247	200,015
Kennametal, Inc.	23,954	856,116
Lindsay Corp.(a)	3,212	241,992
Lydall, Inc.*	5,036	307,196
Manitowoc Co., Inc. (The)*	37,619	256,938
Meritor, Inc.*	25,004	360,808
Milacron Holdings Corp.*	4,167	68,922
Miller Industries, Inc.	3,295	87,318
Mueller Industries, Inc.	17,144	690,217
Mueller Water Products, Inc., Class A	47,341	637,210
Navistar International Corp.*	15,000	409,050
NN, Inc.	8,237	159,386
Omega Flex, Inc.	797	37,802
Proto Labs, Inc.*(a)	7,483	392,858
RBC Bearings, Inc.*	6,875	636,831
Rexnord Corp.*	25,158	555,740
SPX Corp.*	10,282	256,536
SPX FLOW, Inc.*	12,342	430,612
Standex International Corp.	3,847	335,458
Sun Hydraulics Corp.	7,041	275,866
Supreme Industries, Inc., Class A	3,944	72,412
Tennant Co.	5,305	367,371
Titan International, Inc.	12,936	171,919
TriMas Corp.*	13,650	290,745
Wabash National Corp.	19,559	345,216
Watts Water Technologies, Inc., Class A	8,423	555,918
Woodward, Inc.	16,059	1,118,349

		21,020,695

Marine 0.1%
Costamare, Inc.	9,425	50,047
Matson, Inc.	13,125	468,037
Scorpio Bulkers, Inc.*(a)	16,833	120,356

		638,440

Media 1.5%
AMC Entertainment Holdings, Inc., Class A	8,922	301,118
Central European Media Enterprises Ltd., Class A*	23,090	60,034
Daily Journal Corp.*	330	71,412
Entercom Communications Corp., Class A	7,849	111,456
Entravision Communications Corp., Class A	19,775	106,785
Eros International plc*(a)	9,003	107,136
EW Scripps Co. (The), Class A*	17,999	350,621
Gannett Co., Inc.	35,665	343,097
Global Eagle Entertainment, Inc.*	13,701	84,398
Gray Television, Inc.*	19,424	230,174
Hemisphere Media Group, Inc.*	1,533	17,170
IMAX Corp.*	17,857	582,138
Liberty Media Corp.-Liberty Braves, Series A*	12,016	239,997
Liberty Media Corp.-Liberty Formula One, Series C*	21,072	607,304
Loral Space & Communications, Inc.*	3,976	162,022
MDC Partners, Inc., Class A	15,587	99,757

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Meredith Corp.	11,373	$697,165
MSG Networks, Inc., Class A*	18,102	419,966
National CineMedia, Inc.	18,841	276,209
New Media Investment Group, Inc.	13,944	212,507
New York Times Co. (The), Class A	37,823	510,611
Nexstar Media Group, Inc., Class A	13,172	861,474
Radio One, Inc., Class D*	8,554	25,662
Reading International, Inc., Class A*	5,123	83,761
Saga Communications, Inc., Class A	1,024	51,507
Salem Media Group, Inc.	3,791	23,125
Scholastic Corp.	8,193	375,076
Sinclair Broadcast Group, Inc., Class A	20,040	676,350
Time, Inc.	31,104	598,752
Townsquare Media, Inc., Class A*	2,836	30,288
tronc, Inc.*(a)	8,218	108,971
World Wrestling Entertainment, Inc., Class A(a)	10,966	214,714

		8,640,757

Metals & Mining 1.4%
AK Steel Holding Corp.*	94,540	763,883
Allegheny Technologies, Inc.(a)	32,856	713,961
Ampco-Pittsburgh Corp.	2,925	44,021
Carpenter Technology Corp.	13,997	560,160
Century Aluminum Co.*	15,102	232,571
Cliffs Natural Resources, Inc.*	67,008	587,660
Coeur Mining, Inc.*	54,535	635,333
Commercial Metals Co.	34,826	711,495
Ferroglobe plc	19,762	207,699
Gold Resource Corp.	15,161	81,566
Handy & Harman Ltd.*	1,081	30,484
Haynes International, Inc.	3,794	155,971
Hecla Mining Co.	115,768	745,546
Kaiser Aluminum Corp.	5,340	418,976
Materion Corp.	5,917	232,538
Olympic Steel, Inc.	2,951	66,398
Ryerson Holding Corp.*	4,131	43,789
Schnitzer Steel Industries, Inc., Class A	7,729	182,791
Stillwater Mining Co.*	37,082	630,394
SunCoke Energy, Inc.*	19,632	173,154
TimkenSteel Corp.*	11,933	201,190
Worthington Industries, Inc.	13,659	652,764

		8,072,344

Mortgage Real Estate Investment Trusts (REITs) 0.9%
AG Mortgage Investment Trust, Inc.	8,473	148,447
Altisource Residential Corp.	15,511	188,304
Anworth Mortgage Asset Corp.	29,389	150,766
Apollo Commercial Real Estate Finance, Inc.	21,974	382,567
Ares Commercial Real Estate Corp.	7,975	107,503
ARMOUR Residential REIT, Inc.	10,963	230,442
Capstead Mortgage Corp.	29,147	310,998
CYS Investments, Inc.	46,330	350,718
Dynex Capital, Inc.	13,063	87,261
Great Ajax Corp.	4,632	60,262
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,267	242,521
Invesco Mortgage Capital, Inc.	34,217	498,542
Ladder Capital Corp.	11,366	154,123
MTGE Investment Corp.	13,764	218,848
New Residential Investment Corp.	73,892	1,119,464
New York Mortgage Trust, Inc.	33,601	215,382
Orchid Island Capital, Inc.	7,198	85,152
Owens Realty Mortgage, Inc.	2,848	48,245
PennyMac Mortgage Investment Trust	20,679	350,509
Redwood Trust, Inc.	23,171	359,151
Resource Capital Corp.	8,620	70,856
Western Asset Mortgage Capital Corp.	12,598	127,114

		5,507,175

Multiline Retail 0.2%
Big Lots, Inc.	13,540	677,000
Fred’s, Inc., Class A(a)	10,223	148,949
Ollie’s Bargain Outlet Holdings, Inc.*	6,033	184,308
Sears Holdings Corp.*(a)	4,057	28,318
Tuesday Morning Corp.*	13,646	58,678

		1,097,253

Multi-Utilities 0.5%
Avista Corp.	19,205	742,081
Black Hills Corp.	15,659	979,470
NorthWestern Corp.	14,764	843,172
Unitil Corp.	4,318	197,635

		2,762,358

Oil, Gas & Consumable Fuels 2.4%
Abraxas Petroleum Corp.*	37,363	92,287
Adams Resources & Energy, Inc.	575	22,281
Alon USA Energy, Inc.	9,354	105,326
Ardmore Shipping Corp.(a)	8,641	63,511
Bill Barrett Corp.*	14,873	97,418
California Resources Corp.*(a)	9,452	202,462
Callon Petroleum Co.*	56,162	858,155
Carrizo Oil & Gas, Inc.*	18,735	662,470
Clayton Williams Energy, Inc.*(a)	1,838	267,337
Clean Energy Fuels Corp.*(a)	28,174	72,971
Cobalt International Energy, Inc.*	123,185	120,820
Contango Oil & Gas Co.*	6,509	52,723
CVR Energy, Inc.(a)	4,646	103,188
Delek US Holdings, Inc.	18,698	418,835
Denbury Resources, Inc.*	106,597	357,100
DHT Holdings, Inc.	27,837	130,556
Dorian LPG Ltd.*	6,983	78,978
Earthstone Energy, Inc.*	418	5,442
Eclipse Resources Corp.*	18,845	46,359
EP Energy Corp., Class A*(a)	11,014	57,713
Erin Energy Corp.*(a)	5,413	18,945
Evolution Petroleum Corp.	8,027	69,835
EXCO Resources, Inc.*	39,573	26,478
Frontline Ltd.(a)	19,537	135,587
GasLog Ltd.(a)	12,207	203,857
Gener8 Maritime, Inc.*	11,663	58,898
Golar LNG Ltd.	29,136	753,457
Green Plains, Inc.	10,962	246,645
International Seaways, Inc.*	4,490	78,036
Isramco, Inc.*	256	32,051
Jones Energy, Inc., Class A*(a)	16,445	73,180
Matador Resources Co.*	25,181	663,016
Navios Maritime Acquisition Corp.	24,707	45,955
Nordic American Tankers Ltd.(a)	29,948	258,751
Northern Oil and Gas, Inc.*(a)	14,140	50,904
Oasis Petroleum, Inc.*	70,761	1,000,561
Overseas Shipholding Group, Inc., Class A	11,087	54,437
Pacific Ethanol, Inc.*	8,714	61,869
Panhandle Oil and Gas, Inc., Class A	4,626	101,772
Par Pacific Holdings, Inc.*(a)	9,299	135,114
PDC Energy, Inc.*	16,984	1,255,797
Petrocorp, Inc.*(b)(c)	1,500	0
Renewable Energy Group, Inc.*	11,215	97,571
REX American Resources Corp.*	1,722	142,978

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Ring Energy, Inc.*	12,706	$167,719
RSP Permian, Inc.*	29,818	1,269,054
Sanchez Energy Corp.*	16,978	225,128
Scorpio Tankers, Inc.	50,787	194,514
SemGroup Corp., Class A	20,076	797,017
Ship Finance International Ltd.(a)	18,211	273,165
Synergy Resources Corp.*	56,455	486,078
Teekay Corp.(a)	14,881	149,554
Teekay Tankers Ltd., Class A	33,898	83,050
W&T Offshore, Inc.*(a)	9,778	28,356
Western Refining, Inc.	24,504	857,885
Westmoreland Coal Co.*	5,565	101,005

		14,014,151

Paper & Forest Products 0.6%
Boise Cascade Co.*	11,841	293,657
Clearwater Paper Corp.*	5,144	323,558
Deltic Timber Corp.	3,218	244,471
KapStone Paper and Packaging Corp.	26,195	628,156
Louisiana-Pacific Corp.*	43,750	836,938
Neenah Paper, Inc.	5,030	413,215
PH Glatfelter Co.	13,169	321,455
Schweitzer-Mauduit International, Inc.	9,171	406,550

		3,468,000

Personal Products 0.3%
Avon Products, Inc.*	133,612	784,302
elf Beauty, Inc.*(a)	2,589	64,621
Inter Parfums, Inc.	5,327	181,651
Lifevantage Corp.*	3,537	25,537
Medifast, Inc.	3,268	137,812
Natural Health Trends Corp.(a)	2,432	60,995
Nature’s Sunshine Products, Inc.	2,980	37,995
Nutraceutical International Corp.	2,512	84,152
Revlon, Inc., Class A*	3,514	117,543
Synutra International, Inc.*	6,240	36,192
USANA Health Sciences, Inc.*	3,154	196,494

		1,727,294

Pharmaceuticals 1.6%
AcelRx Pharmaceuticals, Inc.*	12,719	33,705
Aclaris Therapeutics, Inc.*(a)	3,271	86,780
Aerie Pharmaceuticals, Inc.*	8,742	383,774
Agile Therapeutics, Inc.*	4,033	9,276
Amphastar Pharmaceuticals, Inc.*	10,655	167,816
Ampio Pharmaceuticals, Inc.*	15,734	15,419
ANI Pharmaceuticals, Inc.*	2,404	145,322
Aratana Therapeutics, Inc.*	9,771	78,070
Axsome Therapeutics, Inc.*	3,616	17,718
Bio-Path Holdings, Inc.*	29,809	28,316
Catalent, Inc.*	30,225	808,821
Cempra, Inc.*(a)	15,020	47,313
Clearside Biomedical, Inc.*	3,078	22,931
Collegium Pharmaceutical, Inc.*(a)	4,940	83,091
Corcept Therapeutics, Inc.*	22,705	161,433
Depomed, Inc.*	18,517	334,973
Dermira, Inc.*	7,366	216,855
Durect Corp.*	35,334	37,454
Egalet Corp.*(a)	7,508	36,714
Endocyte, Inc.*	11,132	24,602
Flex Pharma, Inc.*(a)	3,783	16,494
Heska Corp.*	1,854	147,616
Horizon Pharma plc*	48,917	800,771
Impax Laboratories, Inc.*	22,167	291,496
Innoviva, Inc.*(a)	24,514	259,848
Intersect ENT, Inc.*	7,698	103,923
Intra-Cellular Therapies, Inc.*	10,359	149,584
Lannett Co., Inc.*(a)	8,608	173,451
Lipocine, Inc.*(a)	5,986	21,669
Medicines Co. (The)*(a)	20,398	735,348
MyoKardia, Inc.*(a)	4,087	45,774
Nektar Therapeutics*	43,108	522,038
Neos Therapeutics, Inc.*(a)	4,895	28,636
Ocular Therapeutix, Inc.*(a)	5,714	37,484
Omeros Corp.*(a)	12,275	118,945
Pacira Pharmaceuticals, Inc.*	11,036	424,334
Paratek Pharmaceuticals, Inc.*	5,503	83,095
Phibro Animal Health Corp., Class A	5,492	146,636
Prestige Brands Holdings, Inc.*	16,135	851,283
Reata Pharmaceuticals, Inc., Class A*(a)	1,579	39,317
Revance Therapeutics, Inc.*(a)	6,190	123,800
SciClone Pharmaceuticals, Inc.*	15,542	157,751
Sucampo Pharmaceuticals, Inc., Class A*(a)	7,124	79,433
Supernus Pharmaceuticals, Inc.*	14,221	384,678
Teligent, Inc.*(a)	12,628	88,396
Tetraphase Pharmaceuticals, Inc.*	11,301	43,283
TherapeuticsMD, Inc.*(a)	45,495	264,326
Theravance Biopharma, Inc.*(a)	12,154	364,134
Titan Pharmaceuticals, Inc.*	6,918	30,093
WaVe Life Sciences Ltd.*(a)	2,238	64,343
Zogenix, Inc.*(a)	6,987	56,245

		9,394,607

Professional Services 1.3%
Acacia Research Corp.*	15,289	89,441
Advisory Board Co. (The)*	12,444	566,202
Barrett Business Services, Inc.	2,204	132,482
CBIZ, Inc.*	15,400	201,740
CEB, Inc.	9,773	747,146
Cogint, Inc.*	5,234	20,151
CRA International, Inc.	2,470	82,078
Exponent, Inc.	7,793	452,384
Franklin Covey Co.*	3,039	53,182
FTI Consulting, Inc.*	12,635	532,439
GP Strategies Corp.*	3,901	100,256
Heidrick & Struggles International, Inc.	5,558	124,221
Hill International, Inc.*	10,906	58,892
Huron Consulting Group, Inc.*	6,604	299,161
ICF International, Inc.*	5,511	286,572
Insperity, Inc.	4,763	340,555
Kelly Services, Inc., Class A	8,968	200,794
Kforce, Inc.	7,606	174,938
Korn/Ferry International	17,372	504,657
Mistras Group, Inc.*	5,218	120,431
Navigant Consulting, Inc.*	14,500	358,150
On Assignment, Inc.*	15,432	698,761
Resources Connection, Inc.	10,932	182,564
RPX Corp.*	15,577	169,166
TriNet Group, Inc.*	12,837	326,445
TrueBlue, Inc.*	12,769	316,033
WageWorks, Inc.*	11,066	798,412

		7,937,253

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	14,149	629,913
Altisource Portfolio Solutions SA*(a)	3,490	99,465
AV Homes, Inc.*	3,726	65,764
Consolidated-Tomoka Land Co.	1,194	65,670
Forestar Group, Inc.*	10,444	136,294
FRP Holdings, Inc.*	1,856	72,384

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Management & Development (continued)
HFF, Inc., Class A	10,870	$322,622
Kennedy-Wilson Holdings, Inc.	25,014	511,536
Marcus & Millichap, Inc.*	4,422	113,955
RE/MAX Holdings, Inc., Class A	5,390	302,110
RMR Group, Inc. (The), Class A	2,050	97,990
St Joe Co. (The)*	15,329	258,294
Stratus Properties, Inc.*	1,764	53,978
Tejon Ranch Co.*	4,273	100,971
Trinity Place Holdings, Inc.*	6,505	52,495

		2,883,441

Road & Rail 0.5%
ArcBest Corp.	7,328	231,565
Celadon Group, Inc.	8,006	60,845
Covenant Transportation Group, Inc., Class A*	3,445	74,171
Heartland Express, Inc.(a)	14,009	288,585
Knight Transportation, Inc.	20,345	679,523
Marten Transport Ltd.	7,012	160,224
PAM Transportation Services, Inc.*	748	17,436
Roadrunner Transportation Systems, Inc.*	9,380	74,289
Saia, Inc.*	7,660	368,063
Swift Transportation Co.*	22,729	518,903
Universal Logistics Holdings, Inc.	2,446	35,345
USA Truck, Inc.*	2,091	17,669
Werner Enterprises, Inc.	13,577	381,514
YRC Worldwide, Inc.*	9,888	147,628

		3,055,760

Semiconductors & Semiconductor Equipment 3.8%
Acacia Communications, Inc.*(a)	1,582	92,025
Advanced Energy Industries, Inc.*	11,980	704,903
Advanced Micro Devices, Inc.*	228,147	2,365,884
Alpha & Omega Semiconductor Ltd.*	5,390	109,687
Ambarella, Inc.*(a)	9,717	482,060
Amkor Technology, Inc.*	30,405	286,111
Axcelis Technologies, Inc.*	8,859	134,657
Brooks Automation, Inc.	20,572	358,364
Cabot Microelectronics Corp.	7,138	481,886
Cavium, Inc.*	19,553	1,294,604
CEVA, Inc.*	5,942	210,050
Cirrus Logic, Inc.*	19,023	1,147,467
Cohu, Inc.	7,961	105,085
Diodes, Inc.*	11,532	287,031
DSP Group, Inc.*	6,489	70,406
Entegris, Inc.*	42,904	804,450
Exar Corp.*	12,471	127,828
FormFactor, Inc.*	20,671	257,354
GigPeak, Inc.*	17,917	46,226
Impinj, Inc.*(a)	1,742	61,336
Inphi Corp.*	12,192	558,637
Integrated Device Technology, Inc.*	40,885	1,029,893
Intersil Corp., Class A	40,720	913,350
IXYS Corp.	7,642	92,468
Kopin Corp.*	17,617	56,198
Lattice Semiconductor Corp.*	36,383	261,594
MACOM Technology Solutions Holdings, Inc.*	9,563	454,699
MaxLinear, Inc., Class A*	16,955	433,709
Microsemi Corp.*	34,537	1,835,642
MKS Instruments, Inc.	16,140	1,063,626
Monolithic Power Systems, Inc.	11,807	1,030,043
Nanometrics, Inc.*	7,389	189,971
NeoPhotonics Corp.*	9,381	102,722
NVE Corp.	1,440	111,730
PDF Solutions, Inc.*	8,364	188,274
Photronics, Inc.*	19,319	222,168
Power Integrations, Inc.	8,308	589,868
Rambus, Inc.*	32,986	428,158
Rudolph Technologies, Inc.*	9,095	208,730
Semtech Corp.*	19,602	645,886
Sigma Designs, Inc.*	11,713	71,449
Silicon Laboratories, Inc.*	12,514	815,913
Synaptics, Inc.*	10,636	599,658
Tessera Holding Corp.	14,929	674,791
Ultra Clean Holdings, Inc.*	9,754	122,218
Ultratech, Inc.*	6,732	174,493
Veeco Instruments, Inc.*	12,042	310,082
Xcerra Corp.*	16,096	122,008

		22,735,392

Software 3.5%
8x8, Inc.*	26,790	424,622
A10 Networks, Inc.*	13,402	106,814
ACI Worldwide, Inc.*	35,001	679,019
American Software, Inc., Class A	7,943	83,322
Aspen Technology, Inc.*	23,668	1,257,007
Barracuda Networks, Inc.*	6,646	156,115
Blackbaud, Inc.	14,310	938,879
Blackline, Inc.*	2,592	70,451
Bottomline Technologies de, Inc.*	12,177	313,192
BroadSoft, Inc.*	8,924	374,808
Callidus Software, Inc.*	18,490	341,141
CommVault Systems, Inc.*	11,741	576,483
Digimarc Corp.*(a)	2,941	77,642
Ebix, Inc.(a)	7,656	424,908
Ellie Mae, Inc.*	9,955	823,677
EnerNOC, Inc.*	8,492	48,404
Exa Corp.*	4,254	65,937
Fair Isaac Corp.	9,403	1,159,390
Gigamon, Inc.*	9,866	327,058
Globant SA*(a)	7,814	259,034
Glu Mobile, Inc.*(a)	31,196	71,751
Guidance Software, Inc.*	7,221	52,424
HubSpot, Inc.*	8,749	448,824
Imperva, Inc.*	8,699	363,183
Jive Software, Inc.*	17,581	66,808
Mentor Graphics Corp.(a)	32,513	1,200,055
MicroStrategy, Inc., Class A*	2,882	580,147
Mitek Systems, Inc.*	9,041	59,671
MobileIron, Inc.*	15,244	66,311
Model N, Inc.*	6,751	59,409
Monotype Imaging Holdings, Inc.	12,226	267,749
Park City Group, Inc.*(a)	3,622	45,818
Paycom Software, Inc.*(a)	13,357	617,628
Paylocity Holding Corp.*	6,502	200,652
Pegasystems, Inc.	10,941	424,511
Progress Software Corp.	15,196	425,792
Proofpoint, Inc.*	12,380	992,381
PROS Holdings, Inc.*	7,895	176,690
QAD, Inc., Class A	2,872	83,001
Qualys, Inc.*	8,253	296,283
Rapid7, Inc.*	6,036	75,269
RealPage, Inc.*	16,397	501,748
RingCentral, Inc., Class A*	17,783	415,233
Rosetta Stone, Inc.*	5,565	48,972
Rubicon Project, Inc. (The)*	11,001	93,178
Sapiens International Corp. NV	7,465	99,732
SecureWorks Corp., Class A*(a)	2,117	21,890
Silver Spring Networks, Inc.*	11,539	147,468

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Synchronoss Technologies, Inc.*	12,522	$482,347
Take-Two Interactive Software, Inc.*	25,253	1,354,823
Tangoe, Inc.*	7,913	57,607
Telenav, Inc.*	9,914	88,235
TiVo Corp.*	35,547	671,838
Varonis Systems, Inc.*	3,220	96,278
VASCO Data Security International, Inc.*	9,425	143,260
Verint Systems, Inc.*	18,837	703,562
VirnetX Holding Corp.*(a)	12,995	33,787
Workiva, Inc.*(a)	6,584	82,958
Zendesk, Inc.*	24,624	589,252
Zix Corp.*	16,336	77,923

		20,792,351

Specialty Retail 2.2%
Aaron’s, Inc.	19,975	618,026
Abercrombie & Fitch Co., Class A	20,591	239,062
American Eagle Outfitters, Inc.	50,588	764,385
America’s Car-Mart, Inc.*	2,402	100,764
Asbury Automotive Group, Inc.*	6,040	396,224
Ascena Retail Group, Inc.*	52,376	251,929
Barnes & Noble Education, Inc.*	12,171	122,319
Barnes & Noble, Inc.	19,541	199,318
Big 5 Sporting Goods Corp.	5,146	79,248
Boot Barn Holdings, Inc.*(a)	3,733	40,503
Buckle, Inc. (The)(a)	8,665	183,265
Build-A-Bear Workshop, Inc.*	4,122	49,464
Caleres, Inc.	12,986	399,319
Camping World Holdings, Inc., Class A	3,494	109,991
Cato Corp. (The), Class A	7,923	201,165
Chico’s FAS, Inc.	39,595	534,137
Children’s Place, Inc. (The)	5,681	551,057
Citi Trends, Inc.	4,313	69,224
Conn’s, Inc.*(a)	5,700	60,135
Container Store Group, Inc. (The)*(a)	4,290	20,892
Destination XL Group, Inc.*	11,500	40,825
DSW, Inc., Class A	20,415	431,981
Express, Inc.*	22,512	239,303
Finish Line, Inc. (The), Class A	12,663	217,804
Five Below, Inc.*	16,256	647,802
Francesca’s Holdings Corp.*	11,594	202,199
Genesco, Inc.*	6,224	374,685
GNC Holdings, Inc., Class A(a)	20,659	183,245
Group 1 Automotive, Inc.	6,302	509,139
Guess?, Inc.	18,518	236,475
Haverty Furniture Cos., Inc.	5,699	124,238
Hibbett Sports, Inc.*	6,939	228,987
Kirkland’s, Inc.*	4,127	57,283
Lithia Motors, Inc., Class A	7,190	741,433
Lumber Liquidators Holdings, Inc.*	8,078	126,501
MarineMax, Inc.*	7,161	153,603
Monro Muffler Brake, Inc.	9,515	569,948
Office Depot, Inc.	167,816	746,781
Party City Holdco, Inc.*(a)	8,187	118,302
Pier 1 Imports, Inc.	24,646	179,176
Rent-A-Center, Inc.	15,879	142,276
Restoration Hardware Holdings, Inc.*(a)	11,747	317,404
Sears Hometown and Outlet Stores, Inc.*	3,426	12,505
Select Comfort Corp.*	14,049	283,509
Shoe Carnival, Inc.	4,117	105,272
Sonic Automotive, Inc., Class A	8,347	195,320
Sportsman’s Warehouse Holdings, Inc.*	7,938	59,059
Stage Stores, Inc.(a)	7,629	21,361
Stein Mart, Inc.	8,777	32,124
Tailored Brands, Inc.	14,801	314,521
Tile Shop Holdings, Inc.*	9,829	187,734
Tilly’s, Inc., Class A*	3,649	48,897
Vitamin Shoppe, Inc.*	7,130	154,364
West Marine, Inc.*	6,059	56,167
Winmark Corp.	716	79,297
Zumiez, Inc.*	5,469	109,653

		13,239,600

Technology Hardware, Storage & Peripherals 0.5%
3D Systems Corp.*(a)	32,538	536,552
Avid Technology, Inc.*	9,936	53,157
CPI Card Group, Inc.	6,071	27,623
Cray, Inc.*	12,079	207,155
Diebold Nixdorf, Inc.	20,750	564,400
Eastman Kodak Co.*(a)	5,264	70,537
Electronics For Imaging, Inc.*	14,263	640,979
Immersion Corp.*	8,820	90,758
Nimble Storage, Inc.*(a)	19,119	163,850
Pure Storage, Inc., Class A*(a)	20,471	232,755
Stratasys Ltd.*	14,664	289,174
Super Micro Computer, Inc.*	11,726	310,153
USA Technologies, Inc.*	10,758	45,184

		3,232,277

Textiles, Apparel & Luxury Goods 0.7%
Columbia Sportswear Co.	8,143	442,735
Crocs, Inc.*	22,252	162,440
Culp, Inc.	3,257	104,875
Deckers Outdoor Corp.*	9,840	566,784
Delta Apparel, Inc.*	2,007	37,611
Fossil Group, Inc.*	12,690	324,483
G-III Apparel Group Ltd.*	13,015	341,774
Iconix Brand Group, Inc.*	13,101	134,809
Movado Group, Inc.	4,807	130,510
Oxford Industries, Inc.	4,596	252,872
Perry Ellis International, Inc.*	3,784	89,265
Sequential Brands Group, Inc.*(a)	12,115	56,093
Steven Madden Ltd.*	18,642	656,198
Superior Uniform Group, Inc.	2,793	47,537
Unifi, Inc.*	4,824	129,717
Vera Bradley, Inc.*	5,823	66,732
Vince Holding Corp.*(a)	7,602	23,186
Wolverine World Wide, Inc.	29,359	689,643

		4,257,264

Thrifts & Mortgage Finance 2.3%
Astoria Financial Corp.	27,964	528,799
Bank Mutual Corp.	12,419	118,602
BankFinancial Corp.	4,328	58,298
Bear State Financial, Inc.	5,281	53,180
Beneficial Bancorp, Inc.	21,267	379,616
BofI Holding, Inc.*(a)	18,207	537,107
Capitol Federal Financial, Inc.	38,645	597,065
Charter Financial Corp.	4,015	68,978
Clifton Bancorp, Inc.	6,370	98,862
Dime Community Bancshares, Inc.	9,445	202,123
ESSA Bancorp, Inc.	2,595	41,079
Essent Group Ltd.*	22,700	784,739
EverBank Financial Corp.	31,267	607,518
Federal Agricultural Mortgage Corp., Class C	2,703	150,449
First Defiance Financial Corp.	2,678	129,776
Flagstar Bancorp, Inc.*	6,356	163,794

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
Greene County Bancorp, Inc.(a)	796	$17,512
Hingham Institution for Savings	408	78,903
Home Bancorp, Inc.	1,616	57,481
HomeStreet, Inc.*	7,026	184,081
Impac Mortgage Holdings, Inc.*	3,450	47,679
Kearny Financial Corp.	26,424	402,966
LendingTree, Inc.*(a)	1,924	215,296
Meridian Bancorp, Inc.	14,636	275,889
Meta Financial Group, Inc.	2,496	219,274
MGIC Investment Corp.*	103,611	1,103,457
Nationstar Mortgage Holdings, Inc.*(a)	9,809	177,935
NMI Holdings, Inc., Class A*	15,450	166,860
Northfield Bancorp, Inc.	12,706	229,343
Northwest Bancshares, Inc.	29,102	496,771
OceanFirst Financial Corp.	7,552	214,552
Ocwen Financial Corp.*(a)	31,338	165,151
Oritani Financial Corp.	11,437	198,432
PennyMac Financial Services, Inc., Class A*	6,054	102,313
PHH Corp.*	16,357	238,485
Provident Bancorp, Inc.*	1,397	27,521
Provident Financial Holdings, Inc.	2,165	40,117
Provident Financial Services, Inc.	18,513	490,039
Radian Group, Inc.	65,401	1,203,378
SI Financial Group, Inc.	3,565	53,653
Southern Missouri Bancorp, Inc.	1,656	55,741
Territorial Bancorp, Inc.	2,114	66,950
TrustCo Bank Corp.	27,712	232,781
United Community Financial Corp.	14,372	122,306
United Financial Bancorp, Inc.	15,221	274,739
Walker & Dunlop, Inc.*	8,358	262,525
Washington Federal, Inc.	27,573	905,773
Waterstone Financial, Inc.	7,754	140,347
Western New England Bancorp, Inc.	5,071	49,189
WSFS Financial Corp.	8,687	393,521

		13,430,945

Tobacco 0.2%
Alliance One International, Inc.*	2,319	38,611
Turning Point Brands, Inc.*	2,086	27,702
Universal Corp.	6,736	458,048
Vector Group Ltd.	28,174	621,519

		1,145,880

Trading Companies & Distributors 1.1%
Aircastle Ltd.	14,485	323,016
Applied Industrial Technologies, Inc.	11,014	665,796
Beacon Roofing Supply, Inc.*	18,133	793,681
BMC Stock Holdings, Inc.*	16,717	312,608
CAI International, Inc.*	4,624	74,631
DXP Enterprises, Inc.*	4,688	177,300
GATX Corp.(a)	12,422	718,240
GMS, Inc.*	2,167	64,663
H&E Equipment Services, Inc.	9,560	247,222
Kaman Corp.	8,125	410,556
Lawson Products, Inc.*	2,125	54,931
MRC Global, Inc.*	28,389	583,394
Neff Corp., Class A*	2,623	41,181
NOW, Inc.*	32,406	688,952
Real Industry, Inc.*	7,818	42,217
Rush Enterprises, Inc., Class A*	8,888	291,082
Rush Enterprises, Inc., Class B*	1,898	58,364
SiteOne Landscape Supply, Inc.*	3,525	135,431
Textainer Group Holdings Ltd.	7,215	103,896
Titan Machinery, Inc.*	5,095	70,362
Triton International Ltd.	12,303	299,455
Univar, Inc.*	13,021	388,286
Veritiv Corp.*	2,564	143,712
Willis Lease Finance Corp.*	1,124	28,640

		6,717,616

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	16,827	254,929

Water Utilities 0.3%
American States Water Co.	11,071	484,688
AquaVenture Holdings Ltd.*(a)	1,649	31,793
Artesian Resources Corp., Class A	2,176	67,521
California Water Service Group	14,572	502,734
Connecticut Water Service, Inc.	3,196	172,712
Consolidated Water Co. Ltd.	4,434	45,670
Global Water Resources, Inc.(a)	2,654	21,604
Middlesex Water Co.	4,888	184,815
SJW Group	4,909	245,941
York Water Co. (The)	3,921	140,372

		1,897,850

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	11,081	129,648
NII Holdings, Inc.*	15,694	44,335
Shenandoah Telecommunications Co.	14,017	381,963
Spok Holdings, Inc.	6,396	131,438

		687,384

Total Common Stocks (cost $440,909,781)		571,437,019

Rights 0.0%†

	Number of Rights	Market Value
Biotechnology 0.0%†
Dyax Corp. CVR*(b)(c)	57,445	71,806

Wireless Telecommunication Services 0.0%†
Leap Wireless International, Inc. CVR*(b)(c)	25,203	80,650

Total Rights (cost $—)		152,456

Investment Company 0.3%

	Shares	Market Value

Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.47%(d)(e)	1,633,991	1,633,991

Total Investment Company (cost $1,633,991)		1,633,991

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Repurchase Agreement 6.0%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.55%, Dated 01/31/17, due 02/01/17, repurchase price $35,556,469, collateralized by U.S. Treasury Note, 2.13%, maturing 05/15/25; total market value $36,495,139.(e)	$35,555,926	$35,555,926

Total Repurchase Agreement (cost $35,555,926)		35,555,926

Total Investments (cost $478,099,698)(f) — 102.6%		608,779,392
Liabilities in excess of other assets — (2.6%)		(15,600,600)

NET ASSETS — 100.0%		$593,178,792

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $39,350,866, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,633,991 and $35,555,926, respectively, and $2,770,946 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.63%, and maturity dates ranging from 04/13/17 - 02/15/44; a total value of $39,960,863.
(b)	Illiquid security.
(c)	Fair valued security.
(d)	Represents 7-day effective yield as of January 31, 2017.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2017 was $37,189,917.
(f)	At January 31, 2017, the tax basis cost of the Fund’s investments was $492,500,519, tax unrealized appreciation and depreciation were $168,306,515 and $(52,027,642), respectively.
†	Amount rounds to less than 0.1%.POI - Id & Asset Types

CVR	Contingent Value Rights
Ltd.	Limited
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

At January 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
329	Russell 2000 Mini Future	03/17/17	$22,363,775	$(24,466)

At January 31, 2017, the Fund has $1,135,600 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$8,677,603	$—	$—	$8,677,603
Air Freight & Logistics	3,210,902	—	—	3,210,902
Airlines	2,043,978	—	—	2,043,978
Auto Components	7,041,817	—	—	7,041,817
Automobiles	254,654	—	—	254,654
Banks	66,113,783	—	—	66,113,783
Beverages	1,126,894	—	—	1,126,894
Biotechnology	26,482,316	—	—	26,482,316
Building Products	6,683,060	—	—	6,683,060
Capital Markets	8,281,212	—	—	8,281,212
Chemicals	14,636,793	—	—	14,636,793
Commercial Services & Supplies	13,849,322	—	—	13,849,322
Communications Equipment	10,672,952	—	—	10,672,952

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued) Common Stocks (continued)
Construction & Engineering	$5,648,735	$—	$—	$5,648,735
Construction Materials	1,749,511	—	—	1,749,511
Consumer Finance	3,095,488	—	—	3,095,488
Containers & Packaging	815,061	—	—	815,061
Distributors	542,039	—	—	542,039
Diversified Consumer Services	6,114,507	—	—	6,114,507
Diversified Financial Services	577,031	—	—	577,031
Diversified Telecommunication Services	3,664,632	—	—	3,664,632
Electric Utilities	5,969,823	—	—	5,969,823
Electrical Equipment	4,015,511	—	—	4,015,511
Electronic Equipment, Instruments & Components	16,751,106	—	—	16,751,106
Energy Equipment & Services	7,259,606	—	—	7,259,606
Equity Real Estate Investment Trusts (REITs)	41,553,704	—	—	41,553,704
Food & Staples Retailing	3,154,324	—	—	3,154,324
Food Products	7,640,530	—	—	7,640,530
Gas Utilities	6,946,579	—	—	6,946,579
Health Care Equipment & Supplies	17,857,778	—	—	17,857,778
Health Care Providers & Services	11,790,721	—	—	11,790,721
Health Care Technology	2,575,820	—	—	2,575,820
Hotels, Restaurants & Leisure	17,160,109	—	—	17,160,109
Household Durables	7,130,080	—	—	7,130,080
Household Products	1,588,347	—	—	1,588,347
Independent Power and Renewable Electricity Producers	2,778,959	—	—	2,778,959
Industrial Conglomerates	275,074	—	—	275,074
Insurance	13,689,321	—	—	13,689,321
Internet & Direct Marketing Retail	3,031,992	—	—	3,031,992
Internet Software & Services	13,606,094	—	—	13,606,094
IT Services	11,237,273	—	—	11,237,273
Leisure Products	1,671,211	—	—	1,671,211
Life Sciences Tools & Services	3,859,751	—	—	3,859,751
Machinery	21,020,695	—	—	21,020,695
Marine	638,440	—	—	638,440
Media	8,640,757	—	—	8,640,757
Metals & Mining	8,072,344	—	—	8,072,344
Mortgage Real Estate Investment Trusts (REITs)	5,507,175	—	—	5,507,175
Multiline Retail	1,097,253	—	—	1,097,253
Multi-Utilities	2,762,358	—	—	2,762,358
Oil, Gas & Consumable Fuels	14,014,151	—	—	14,014,151
Paper & Forest Products	3,468,000	—	—	3,468,000
Personal Products	1,727,294	—	—	1,727,294
Pharmaceuticals	9,394,607	—	—	9,394,607
Professional Services	7,937,253	—	—	7,937,253
Real Estate Management & Development	2,883,441	—	—	2,883,441
Road & Rail	3,055,760	—	—	3,055,760
Semiconductors & Semiconductor Equipment	22,735,392	—	—	22,735,392
Software	20,792,351	—	—	20,792,351
Specialty Retail	13,239,600	—	—	13,239,600
Technology Hardware, Storage & Peripherals	3,232,277	—	—	3,232,277
Textiles, Apparel & Luxury Goods	4,257,264	—	—	4,257,264
Thrifts & Mortgage Finance	13,430,945	—	—	13,430,945
Tobacco	1,145,880	—	—	1,145,880
Trading Companies & Distributors	6,717,616	—	—	6,717,616
Transportation Infrastructure	254,929	—	—	254,929
Water Utilities	1,897,850	—	—	1,897,850
Wireless Telecommunication Services	687,384	—	—	687,384

Total Common Stocks	$571,437,019	$—	$—	$571,437,019

Investment Company	1,633,991	—	—	$1,633,991
Repurchase Agreement	—	35,555,926	—	35,555,926
Rights	—	—	152,456	152,456

Total Assets	$573,071,010	$35,555,926	$152,456	$608,779,392

Liabilities:
Futures Contracts	$(24,466)	$—	$—	$(24,466)

Total Liabilities	$(24,466)	$—	$—	$(24,466)

Total	$573,046,544	$35,555,926	$152,456	$608,754,926

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

During the period ended January 31, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Rights	Total
Balance as of 10/31/16	$—	$75,609	$75,609
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	13,083	13,083
Purchases	—	—	—
Sales	—	—	—
Transfers Into Level 3	—	63,764	63,764
Transfers Out of Level 3	—	—	—

Balance as of 01/31/17	$—	$152,456	$152,456

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 01/31/17	$—	$13,083	$13,083

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2017

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(24,466)

Total		$(24,466)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 98.0%

	Shares	Market Value
Biotechnology 5.0%
Incyte Corp.*	77,935	$9,446,501

Chemicals 4.8%
Balchem Corp.	104,996	8,949,859

Communications Equipment 3.9%
NetScout Systems, Inc.*	218,051	7,261,098

Electronic Equipment, Instruments & Components 5.7%
Cognex Corp.	132,494	8,951,295
Dolby Laboratories, Inc., Class A	16,735	801,774
FLIR Systems, Inc.	25,112	887,207

		10,640,276

Energy Equipment & Services 0.8%
Geospace Technologies Corp.*	62,972	1,469,767

Health Care Equipment & Supplies 19.2%
Abaxis, Inc.	134,552	6,856,097
ABIOMED, Inc.*	17,668	1,879,345
Cantel Medical Corp.	104,748	8,108,543
Endologix, Inc.*(a)	184,447	1,265,306
Inogen, Inc.*(a)	41,499	2,671,291
Meridian Bioscience, Inc.	184,046	2,411,003
Neogen Corp.*	137,836	9,102,689
Quidel Corp.*	191,341	3,631,652

		35,925,926

Health Care Technology 12.1%
Medidata Solutions, Inc.*(a)	155,125	7,684,893
Quality Systems, Inc.*	288,844	4,335,548
Veeva Systems, Inc., Class A*	183,885	7,783,852
Vocera Communications, Inc.*	137,721	2,857,711

		22,662,004

Hotels, Restaurants & Leisure 1.0%
Zoe’s Kitchen, Inc.*(a)	91,092	1,988,538

Internet Software & Services 4.0%
NIC, Inc.	312,503	7,531,322

Life Sciences Tools & Services 3.8%
Bio-Techne Corp.	64,257	6,538,150
Bruker Corp.	25,544	606,159

		7,144,309

Machinery 6.1%
DMC Global, Inc.	77,567	1,237,194
Proto Labs, Inc.*(a)	89,586	4,703,265
Sun Hydraulics Corp.	142,033	5,564,853

		11,505,312

Semiconductors & Semiconductor Equipment 1.4%
Diodes, Inc.*	105,876	2,635,254

Software 30.2%
ACI Worldwide, Inc.*	363,125	7,044,625
American Software, Inc., Class A	161,125	1,690,201
ANSYS, Inc.*	87,775	8,185,897
Blackbaud, Inc.(a)	117,268	7,693,953
Ellie Mae, Inc.*(a)	59,560	4,927,994
Guidewire Software, Inc.*(a)	99,511	5,207,411
Manhattan Associates, Inc.*	136,922	7,018,622
Nuance Communications, Inc.*	22,359	354,614
Paycom Software, Inc.*(a)	63,629	2,942,205
PROS Holdings, Inc.*(a)	180,706	4,044,200
Tyler Technologies, Inc.*	51,609	7,535,946

		56,645,668

Total Common Stocks (cost $171,311,496)		183,805,834

Investment Company 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.47% (b)(c)	94,178	$94,178

Total Investment Company (cost $94,178)		94,178

Repurchase Agreement 1.1%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.55%, dated 01/31/17, due 02/01/17, repurchase price $2,049,365, collateralized by U.S. Treasury Note, 2.13%, maturing 05/15/25; total market value $2,103,467. (c)	$2,049,333	2,049,333

Total Repurchase Agreement (cost $2,049,333)		2,049,333

Total Investments (cost $173,455,007) (d) — 99.2%		185,949,345
Other assets in excess of liabilities — 0.8%		1,534,033

NET ASSETS — 100.0%		$187,483,378

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $30,244,071, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $94,178 and $2,049,333, respectively, and $28,796,077 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.63%, and maturity dates ranging from 04/13/17 - 02/15/44; a total value of $30,939,588.
(b)	Represents 7-day effective yield as of January 31, 2017.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2017 was $2,143,511.
(d)	At January 31, 2017, the tax basis cost of the Fund’s investments was $173,564,074, tax unrealized appreciation and depreciation were $21,695,022 and $(9,309,751), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Small Company Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$183,805,834	$—	$—	$183,805,834
Investment Company	94,178	—	—	94,178
Repurchase Agreement	—	2,049,333	—	2,049,333

Total	$183,900,012	$2,049,333	$—	$185,949,345

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Destination 2010 Fund

Investment Companies 88.1%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	267,492	$2,549,203

Total Alternative Assets (cost $2,547,750)		2,549,203

Equity Funds 39.0%
Nationwide International Index Fund, Institutional Class(a)	441,862	3,313,963
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	113,677	2,039,362
Nationwide S&P 500 Index Fund, Institutional Class(a)	264,257	3,823,804
Nationwide Small Cap Index Fund, Institutional Class(a)	52,742	764,761

Total Equity Funds (cost $9,773,869)		9,941,890

Fixed Income Funds 39.1%
Nationwide Bond Index Fund, Institutional Class(a)	655,484	7,151,327
Nationwide Core Plus Bond Fund, Institutional Class(a)	201,459	2,044,812
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	78,117	764,761

Total Fixed Income Funds (cost $10,080,850)		9,960,900

Total Investment Companies (cost $22,402,469)		22,451,993

Investment Contract 12.0%

	Principal Amount	Market Value
Nationwide Contract, 3.00%(a)(b)(c)	$3,059,043	3,059,043

Total Investment Contract (cost $3,059,043)		3,059,043

Total Investments (cost $25,461,512) (d) — 100.1%		25,511,036
Liabilities in excess of other assets — (0.1)%		(12,864)

NET ASSETS — 100.0%		$25,498,172

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2017, the tax basis cost of the Fund’s investments was $26,077,450, tax unrealized appreciation and depreciation were $0 and $(566,414), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Destination 2010 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$22,451,993	$—	$—	$22,451,993
Investment Contract	—	—	3,059,043	3,059,043

Total	$22,451,993	$—	$3,059,043	$25,511,036

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/16	$2,921,839	$2,921,839
Purchases*	394,186	394,186
Sales	(256,982)	(256,982)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/17	$3,059,043	$3,059,043

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Destination 2010 Fund (Continued)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.00% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Destination 2015 Fund

Investment Companies 92.0%

	Shares	Market Value
Alternative Assets 12.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	1,293,522	$12,327,269

Total Alternative Assets (cost $12,482,112)		12,327,269

Equity Funds 47.0%
Nationwide International Index Fund, Institutional Class(a)	2,191,490	16,436,176
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	515,362	9,245,590
Nationwide S&P 500 Index Fund, Institutional Class(a)	1,277,518	18,485,682
Nationwide Small Cap Index Fund, Institutional Class(a)	283,411	4,109,456

Total Equity Funds (cost $47,849,970)		48,276,904

Fixed Income Funds 33.0%
Nationwide Bond Index Fund, Institutional Class(a)	2,358,635	25,732,712
Nationwide Core Plus Bond Fund, Institutional Class(a)	608,996	6,181,309
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	209,908	2,055,003

Total Fixed Income Funds (cost $34,520,331)		33,969,024

Total Investment Companies (cost $94,852,413)		94,573,197

Investment Contract 8.0%

	Principal Amount	Market Value
Nationwide Contract, 3.00%(a)(b)(c)	$8,218,363	8,218,363

Total Investment Contract (cost $8,218,363)		8,218,363

Total Investments (cost $103,070,776) (d) — 100.0%		102,791,560
Liabilities in excess of other assets — 0.0%†		(42,250)

NET ASSETS — 100.0%		$102,749,310

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Investment Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2017, the tax basis cost of the Fund’s investments was $104,379,893, tax unrealized appreciation and depreciation were $541,322 and $(2,129,655), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Destination 2015 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$94,573,197	$—	$—	$94,573,197
Investment Contract	—	—	8,218,363	8,218,363

Total	$94,573,197	$—	$8,218,363	$102,791,560

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Destination 2015 Fund (Continued)

	Investment Contract	Total
Balance as of 10/31/16	$8,843,643	$8,843,643
Purchases*	121,431	121,431
Sales	(746,711)	(746,711)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/17	$8,218,363	$8,218,363

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.00% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Destination 2020 Fund

Investment Companies 94.0%

	Shares	Market Value
Alternative Assets 16.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	4,392,415	$41,859,715

Total Alternative Assets (cost $42,392,466)		41,859,715

Equity Funds 53.9%
Nationwide International Index Fund, Institutional Class(a)	6,624,326	49,682,447
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,457,126	26,140,845
Nationwide S&P 500 Index Fund, Institutional Class(a)	3,788,977	54,826,492
Nationwide Small Cap Index Fund, Institutional Class(a)	722,567	10,477,226

Total Equity Funds (cost $133,873,239)		141,127,010

Fixed Income Funds 24.1%
Nationwide Bond Index Fund, Institutional Class(a)	4,324,702	47,182,493
Nationwide Core Plus Bond Fund, Institutional Class(a)	1,293,595	13,129,986
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	268,476	2,628,380

Total Fixed Income Funds (cost $63,883,474)		62,940,859

Total Investment Companies (cost $240,149,179)		245,927,584

Investment Contract 6.0%

	Principal Amount	Market Value
Nationwide Contract, 3.00%(a)(b)(c)	$15,708,938	15,708,938

Total Investment Contract (cost $15,708,938)		15,708,938

Total Investments (cost $255,858,117) (d) — 100.0%		261,636,522
Liabilities in excess of other assets — 0.0%†		(100,851)

NET ASSETS — 100.0%		$261,535,671

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2017, the tax basis cost of the Fund’s investments was $258,894,698, tax unrealized appreciation and depreciation were $4,850,533 and $(2,108,709), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Destination 2020 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$245,927,584	$—	$—	$245,927,584
Investment Contract	—	—	15,708,938	15,708,938

Total	$245,927,584	$—	$15,708,938	$261,636,522

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/16	$15,828,041	$15,828,041
Purchases*	395,560	395,560
Sales	(514,663)	(514,663)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/17	$15,708,938	$15,708,938

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Destination 2020 Fund (Continued)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.00% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Destination 2025 Fund

Investment Companies 97.0%

	Shares	Market Value
Alternative Assets 20.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	6,350,485	$60,520,126

Total Alternative Assets (cost $60,935,678)		60,520,126

Equity Funds 63.0%
Nationwide International Index Fund, Institutional Class(a)	8,472,818	63,546,133
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	2,024,084	36,312,076
Nationwide S&P 500 Index Fund, Institutional Class(a)	5,018,946	72,624,151
Nationwide Small Cap Index Fund, Institutional Class(a)	1,252,141	18,156,038

Total Equity Funds (cost $179,727,005)		190,638,398

Fixed Income Funds 14.0%
Nationwide Bond Index Fund, Institutional Class(a)	2,779,068	30,319,632
Nationwide Core Plus Bond Fund, Institutional Class(a)	1,195,807	12,137,439

Total Fixed Income Funds (cost $43,116,565)		42,457,071

Total Investment Companies (cost $283,779,248)		293,615,595

Investment Contract 3.0%

	Principal Amount	Market Value
Nationwide Contract, 3.00%(a)(b)(c)	$9,078,019	9,078,019

Total Investment Contract (cost $9,078,019)		9,078,019

Total Investments (cost $292,857,267) (d) — 100.0%		302,693,614
Liabilities in excess of other assets — 0.0%†		(115,898)

NET ASSETS — 100.0%		$302,577,716

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Investment Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2017, the tax basis cost of the Fund’s investments was $295,605,055, tax unrealized appreciation and depreciation were $8,417,635 and $(1,329,076), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Destination 2025 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$293,615,595	$—	$—	$293,615,595
Investment Contract	—	—	9,078,019	9,078,019

Total	$293,615,595	$—	$9,078,019	$302,693,614

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/16	$9,058,530	$9,058,530
Purchases*	262,557	262,557
Sales	(243,068)	(243,068)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/17	$9,078,019	$9,078,019

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Destination 2025 Fund (Continued)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.00% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Destination 2030 Fund

Investment Companies 98.0%

	Shares	Market Value
Alternative Assets 20.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	6,182,699	$58,921,117

Total Alternative Assets (cost $59,014,237)		58,921,117

Equity Funds 70.0%
Nationwide International Index Fund, Institutional Class(a)	8,641,256	64,809,419
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	2,299,677	41,256,210
Nationwide S&P 500 Index Fund, Institutional Class(a)	5,285,134	76,475,885
Nationwide Small Cap Index Fund, Institutional Class(a)	1,626,986	23,591,302

Total Equity Funds (cost $193,192,465)		206,132,816

Fixed Income Funds 8.0%
Nationwide Bond Index Fund, Institutional Class(a)	1,351,865	14,748,851
Nationwide Core Plus Bond Fund, Institutional Class(a)	867,837	8,808,544

Total Fixed Income Funds (cost $23,986,626)		23,557,395

Total Investment Companies (cost $276,193,328)		288,611,328

Investment Contract 2.0%

	Principal Amount	Market Value
Nationwide Contract, 3.00%(a)(b)(c)	$5,856,528	5,856,528

Total Investment Contract (cost $5,856,528)		5,856,528

Total Investments (cost $282,049,856) (d) — 100.0%		294,467,856
Liabilities in excess of other assets — 0.0%†		(120,219)

NET ASSETS — 100.0%		$294,347,637

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2017, the tax basis cost of the Fund’s investments was $284,305,727, tax unrealized appreciation and depreciation were $10,775,951 and $(613,822), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Destination 2030 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$288,611,328	$—	$—	$288,611,328
Investment Contract	—	—	5,856,528	5,856,528

Total	$288,611,328	$—	$5,856,528	$294,467,856

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Destination 2030 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/16	$5,839,189	$5839189
Purchases*	152,197	152,197
Sales	(134,858)	(134,858)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/17	$5,856,528	$5,856,528

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.00% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Destination 2035 Fund

Investment Companies 100.0%

	Shares	Market Value
Alternative Assets 20.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	5,021,892	$47,858,628

Total Alternative Assets (cost $47,835,959)		47,858,628

Equity Funds 76.0%
Nationwide International Index Fund, Institutional Class(a)	7,657,035	57,427,764
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	2,000,959	35,897,206
Nationwide S&P 500 Index Fund, Institutional Class(a)	4,625,900	66,936,773
Nationwide Small Cap Index Fund, Institutional Class(a)	1,485,759	21,543,501

Total Equity Funds (cost $172,837,415)		181,805,244

Fixed Income Fund 4.0%
Nationwide Bond Index Fund, Institutional Class(a)	878,394	9,583,284

Total Fixed Income Fund (cost $9,866,537)		9,583,284

Total Investment Companies (cost $230,539,911)		239,247,156

Total Investments (cost $230,539,911) (b) — 100.0%		239,247,156
Liabilities in excess of other assets — 0.0%†		(98,205)

NET ASSETS — 100.0%		$239,148,951

(a)	Investment in affiliate.
(b)	At January 31, 2017, the tax basis cost of the Fund’s investments was $232,049,192, tax unrealized appreciation and depreciation were $7,527,316 and $(329,352), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Destination 2035 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Destination 2040 Fund

Investment Companies 100.0%

	Shares	Market Value
Alternative Assets 16.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	3,220,000	$30,686,605

Total Alternative Assets (cost $30,699,591)		30,686,605

Equity Funds 80.0%
Nationwide International Index Fund, Institutional Class(a)	6,393,831	47,953,736
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,818,028	32,615,419
Nationwide S&P 500 Index Fund, Institutional Class(a)	3,703,929	53,595,849
Nationwide Small Cap Index Fund, Institutional Class(a)	1,323,751	19,194,392

Total Equity Funds (cost $147,517,631)		153,359,396

Fixed Income Fund 4.0%
Nationwide Bond Index Fund, Institutional Class(a)	705,568	7,697,743

Total Fixed Income Fund (cost $7,922,798)		7,697,743

Total Investment Companies (cost $186,140,020)		191,743,744

Total Investments (cost $186,140,020) (b) — 100.0%		191,743,744
Liabilities in excess of other assets — 0.0%†		(77,496)

NET ASSETS — 100.0%		$191,666,248

(a)	Investment in affiliate.
(b)	At January 31, 2017, the tax basis cost of the Fund’s investments was $187,063,284, tax unrealized appreciation and depreciation were $5,192,093 and $(511,633), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Destination 2040 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Destination 2045 Fund

Investment Companies 100.0%

	Shares	Market Value
Alternative Assets 12.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	1,807,292	$17,223,494

Total Alternative Assets (cost $17,276,855)		17,223,494

Equity Funds 87.0%
Nationwide International Index Fund, Institutional Class(a)	5,166,340	38,747,552
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,439,973	25,833,117
Nationwide S&P 500 Index Fund, Institutional Class(a)	2,973,523	43,026,873
Nationwide Small Cap Index Fund, Institutional Class(a)	1,187,827	17,223,494

Total Equity Funds (cost $121,675,485)		124,831,036

Fixed Income Fund 1.0%
Nationwide Bond Index Fund, Institutional Class(a)	132,166	1,441,934

Total Fixed Income Fund (cost $1,468,101)		1,441,934

Total Investment Companies (cost $140,420,441)		143,496,464

Total Investments (cost $140,420,441) (b) — 100.0%		143,496,464
Liabilities in excess of other assets — 0.0%†		(59,007)

NET ASSETS — 100.0%		$143,437,457

(a)	Investment in affiliate.
(b)	At January 31, 2017, the tax basis cost of the Fund’s investments was $140,965,682, tax unrealized appreciation and depreciation were $3,307,610 and $(776,828), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Destination 2045 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Destination 2050 Fund

Investment Companies 100.0%

	Shares	Market Value
Alternative Assets 12.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	1,390,899	$13,255,265

Total Alternative Assets (cost $13,320,180)		13,255,265

Equity Funds 88.0%
Nationwide International Index Fund, Institutional Class(a)	3,975,144	29,813,582
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,108,060	19,878,592
Nationwide S&P 500 Index Fund, Institutional Class(a)	2,362,548	34,186,075
Nationwide Small Cap Index Fund, Institutional Class(a)	914,156	13,255,265

Total Equity Funds (cost $96,210,122)		97,133,514

Total Investment Companies (cost $109,530,302)		110,388,779

Total Investments (cost $109,530,302) (b) — 100.0%		110,388,779
Liabilities in excess of other assets — 0.0%†		(47,294)

NET ASSETS — 100.0%		$110,341,485

(a)	Investment in affiliate.
(b)	At January 31, 2017, the tax basis cost of the Fund’s investments was $110,182,148, tax unrealized appreciation and depreciation were $1,376,990 and $(1,170,359), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Destination 2050 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Destination 2055 Fund

Investment Companies 100.0%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	523,453	$4,988,508

Total Alternative Assets (cost $4,986,215)		4,988,508

Equity Funds 90.0%
Nationwide International Index Fund, Institutional Class(a)	1,862,376	13,967,822
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	500,519	8,979,314
Nationwide S&P 500 Index Fund, Institutional Class(a)	1,103,195	15,963,225
Nationwide Small Cap Index Fund, Institutional Class(a)	412,842	5,986,209

Total Equity Funds (cost $45,108,742)		44,896,570

Total Investment Companies (cost $50,094,957)		49,885,078

Total Investments (cost $50,094,957) (b) — 100.0%		49,885,078
Liabilities in excess of other assets — 0.0%†		(20,775)

NET ASSETS — 100.0%		$49,864,303

(a)	Investment in affiliate.
(b)	At January 31, 2017, the tax basis cost of the Fund’s investments was $50,519,563, tax unrealized appreciation and depreciation were $69,344 and $(703,829), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Destination 2055 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Destination 2060 Fund

Investment Companies 100.0%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	67,003	$638,542

Total Alternative Assets (cost $627,057)		638,542

Equity Funds 90.0%
Nationwide International Index Fund, Institutional Class(a)	238,062	1,785,461
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	63,965	1,147,527
Nationwide S&P 500 Index Fund, Institutional Class(a)	141,025	2,040,635
Nationwide Small Cap Index Fund, Institutional Class(a)	52,909	767,183

Total Equity Funds (cost $5,561,988)		5,740,806

Total Investment Companies (cost $6,189,045)		6,379,348

Total Investments (cost $6,189,045) (b) — 100.0%		6,379,348
Liabilities in excess of other assets — 0.0%†		(1,993)

NET ASSETS — 100.0%		$6,377,355

(a)	Investment in affiliate.
(b)	At January 31, 2017, the tax basis cost of the Fund’s investments was $6,414,983, tax unrealized appreciation and depreciation were $0 and $(35,635), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Destination 2060 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 99.4%

	Shares	Market Value
Aerospace & Defense 2.0%
AAR Corp.	6,274	$200,705
Aerovironment, Inc.*	1,274	33,366
Arotech Corp.*	6,700	27,135
CPI Aerostructures, Inc.*	1,172	10,313
Cubic Corp.	3,316	157,676
Curtiss-Wright Corp.	4,121	404,105
DigitalGlobe, Inc.*	13,995	392,560
Ducommun, Inc.*	2,970	88,001
Engility Holdings, Inc.*	6,445	189,032
Esterline Technologies Corp.*	4,115	352,450
KEYW Holding Corp. (The)*(a)	2,591	25,936
KLX, Inc.*	12,570	615,804
Kratos Defense & Security Solutions, Inc.*	17,661	145,527
LMI Aerospace, Inc.*	2,978	26,415
Mercury Systems, Inc.*	7,690	259,307
Moog, Inc., Class A*	4,574	301,289
National Presto Industries, Inc.(a)	640	68,096
Orbital ATK, Inc.	185	16,086
SIFCO Industries, Inc.*	425	3,464
Sparton Corp.*	1,053	22,829
Teledyne Technologies, Inc.*	2,268	278,669
Triumph Group, Inc.	3,787	101,302
Vectrus, Inc.*	1,011	22,788

		3,742,855

Air Freight & Logistics 0.7%
Air Transport Services Group, Inc.*	13,432	216,658
Atlas Air Worldwide Holdings, Inc.*	6,123	322,988
Echo Global Logistics, Inc.*	1,574	37,383
Forward Air Corp.	865	41,684
Hub Group, Inc., Class A*	6,776	300,516
Park-Ohio Holdings Corp.	1,564	70,145
XPO Logistics, Inc.*	6,302	281,952

		1,271,326

Airlines 0.5%
Copa Holdings SA, Class A(a)	2,686	261,858
SkyWest, Inc.	7,710	272,934
Spirit Airlines, Inc.*	8,102	437,832

		972,624

Auto Components 1.1%
Adient plc*	9,931	630,519
American Axle & Manufacturing Holdings, Inc.*	3,696	75,398
Cooper Tire & Rubber Co.	7,747	280,829
Cooper-Standard Holding, Inc.*	2,266	238,564
Dana, Inc.	5,302	106,782
Modine Manufacturing Co.*	9,307	126,575
Motorcar Parts of America, Inc.*	3,290	86,297
Shiloh Industries, Inc.*	3,700	44,363
Spartan Motors, Inc.	8,335	65,847
Standard Motor Products, Inc.	5,205	259,573
Stoneridge, Inc.*	666	10,929
Strattec Security Corp.	442	13,614
Superior Industries International, Inc.	4,675	107,759
Tower International, Inc.	3,515	92,093

		2,139,142

Automobiles 0.1%
Winnebago Industries, Inc.	2,948	92,567

Banks 14.2%
1st Source Corp.	4,229	190,770
Allegiance Bancshares, Inc.*	827	26,836
American National Bankshares, Inc.	1,663	59,036
AmeriServ Financial, Inc.	1,800	7,110
Arrow Financial Corp.	443	15,638
Associated Banc-Corp.	22,236	562,571
Atlantic Capital Bancshares, Inc.*	1,138	21,736
Banc of California, Inc.(a)	6,828	107,882
BancFirst Corp.	1,730	163,225
Bancorp, Inc. (The)*	11,406	68,322
BancorpSouth, Inc.	8,028	238,432
Bank of Commerce Holdings	1,636	16,278
Bank of Marin Bancorp	243	16,330
Banner Corp.	6,855	384,703
Bar Harbor Bankshares	424	18,372
BCB Bancorp, Inc.	754	10,217
Berkshire Hills Bancorp, Inc.	6,787	240,260
Blue Hills Bancorp, Inc.	4,810	91,390
BNC Bancorp	1,279	45,085
Boston Private Financial Holdings, Inc.	10,941	180,526
Bridge Bancorp, Inc.	1,210	43,741
Brookline Bancorp, Inc.	17,000	267,750
Bryn Mawr Bank Corp.	2,219	88,871
C&F Financial Corp.	391	16,950
Camden National Corp.	1,876	77,816
Capital Bank Financial Corp., Class A	3,632	143,101
Capital City Bank Group, Inc.	2,801	57,953
Cardinal Financial Corp.	3,615	113,366
Cascade Bancorp*	8,679	69,172
CenterState Banks, Inc.	5,787	141,145
Central Pacific Financial Corp.	4,036	126,448
Century Bancorp, Inc., Class A	429	25,869
Chemical Financial Corp.	9,111	450,357
Citizens & Northern Corp.	781	18,557
City Holding Co.	1,818	118,334
CNB Financial Corp.	1,639	38,451
CoBiz Financial, Inc.	3,487	61,092
Columbia Banking System, Inc.	8,517	338,636
Community Bank System, Inc.	6,142	358,447
Community Bankers Trust Corp.*	300	2,250
Community Trust Bancorp, Inc.	2,253	104,201
ConnectOne Bancorp, Inc.	4,401	108,705
CU Bancorp*	1,939	70,289
Cullen/Frost Bankers, Inc.	200	17,880
Customers Bancorp, Inc.*	3,986	137,358
Enterprise Bancorp, Inc.	346	11,629
Enterprise Financial Services Corp.	2,342	97,544
Equity Bancshares, Inc., Class A*	372	12,150
Farmers Capital Bank Corp.	738	27,417
Farmers National Banc Corp.	2,478	31,223
FCB Financial Holdings, Inc., Class A*	4,285	201,181
Fidelity Southern Corp.	3,044	70,773
Financial Institutions, Inc.	2,301	75,818
First Bancorp	3,050	89,273
First BanCorp, Puerto Rico*	36,613	246,039
First Bancorp, Inc.	1,541	41,607
First Busey Corp.	1,911	55,897
First Business Financial Services, Inc.	775	18,778
First Citizens BancShares, Inc., Class A	1,188	435,687
First Commonwealth Financial Corp.	26,167	369,478

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
First Community Bancshares, Inc.	4,338	$126,236
First Connecticut Bancorp, Inc.	1,281	29,015
First Financial Bancorp	7,651	210,785
First Financial Corp.	1,964	94,959
First Financial Northwest, Inc.	1,754	36,395
First Foundation, Inc.*	2,495	36,177
First Internet Bancorp	400	12,460
First Interstate BancSystem, Inc., Class A	2,475	101,846
First Merchants Corp.	6,505	249,337
First Midwest Bancorp, Inc.	11,294	274,218
First NBC Bank Holding Co.*(a)	1,549	6,196
First Northwest Bancorp*	900	13,329
First of Long Island Corp. (The)	390	10,569
First South Bancorp, Inc.	1,350	16,726
Flushing Financial Corp.	3,454	93,949
FNB Corp.	23,554	351,897
Fulton Financial Corp.	24,548	446,774
German American Bancorp, Inc.	1,605	77,024
Glacier Bancorp, Inc.	94	3,340
Great Southern Bancorp, Inc.	1,161	58,108
Great Western Bancorp, Inc.	5,662	242,050
Green Bancorp, Inc.*	5,710	97,926
Guaranty Bancorp	1,040	25,168
Hancock Holding Co.	9,322	427,414
Hanmi Financial Corp.	5,805	192,436
Heartland Financial USA, Inc.	2,678	125,330
Heritage Commerce Corp.	5,747	80,688
Heritage Financial Corp.	6,356	162,078
Heritage Oaks Bancorp	3,380	45,765
Hilltop Holdings, Inc.	13,855	379,350
HomeTrust Bancshares, Inc.*	3,132	77,517
Hope Bancorp, Inc.	17,480	365,507
Horizon Bancorp	1,841	47,185
IBERIABANK Corp.	6,342	520,995
Independent Bank Corp.	6,249	270,827
Independent Bank Group, Inc.	753	46,799
International Bancshares Corp.	15,419	572,045
Investors Bancorp, Inc.	42,005	602,772
Lakeland Bancorp, Inc.	5,074	94,123
LCNB Corp.	700	15,750
LegacyTexas Financial Group, Inc.	5,940	245,441
Macatawa Bank Corp.	3,062	31,294
MainSource Financial Group, Inc.	4,206	138,209
MB Financial, Inc.	2,672	118,984
MBT Financial Corp.	2,346	25,337
Mercantile Bank Corp.	1,874	60,530
Merchants Bancshares, Inc.	662	33,762
MidSouth Bancorp, Inc.	770	11,126
MidWestOne Financial Group, Inc.	866	30,578
National Bank Holdings Corp., Class A	5,023	163,247
National Commerce Corp.*	342	12,825
NBT Bancorp, Inc.	5,830	237,514
Northrim BanCorp, Inc.	746	21,074
OFG Bancorp	10,783	142,875
Ohio Valley Banc Corp.	475	13,300
Old National Bancorp	28,927	513,454
Old Second Bancorp, Inc.	1,500	16,200
Opus Bank	3,952	80,423
Pacific Continental Corp.	2,558	63,438
Pacific Mercantile Bancorp*	1,000	7,150
PacWest Bancorp	13,677	757,706
Park Sterling Corp.	8,767	102,574
Peapack Gladstone Financial Corp.	2,510	75,815
Penns Woods Bancorp, Inc.	343	15,847
Peoples Bancorp of North Carolina, Inc.	645	16,770
Peoples Bancorp, Inc.	3,205	99,515
People’s United Financial, Inc.	41,469	777,544
People’s Utah Bancorp	898	22,675
Pinnacle Financial Partners, Inc.	567	37,904
Popular, Inc.	12,883	572,392
Preferred Bank	1,261	69,872
Premier Financial Bancorp, Inc.	1,163	21,306
PrivateBancorp, Inc.	4,064	222,138
Prosperity Bancshares, Inc.	9,596	696,957
QCR Holdings, Inc.	1,123	47,110
Renasant Corp.	5,391	214,562
Republic Bancorp, Inc., Class A	2,996	103,811
Republic First Bancorp, Inc.*	1,723	13,009
S&T Bancorp, Inc.	4,878	183,510
Sandy Spring Bancorp, Inc.	3,241	132,784
Seacoast Banking Corp. of Florida*	2,593	56,476
Shore Bancshares, Inc.	1,088	17,506
Sierra Bancorp	3,169	84,802
Simmons First National Corp., Class A	3,505	210,826
South State Corp.	3,095	276,693
Southern National Bancorp of Virginia, Inc.	49	785
Southside Bancshares, Inc.	2,635	90,012
Southwest Bancorp, Inc.	3,100	85,870
State Bank Financial Corp.	4,358	115,226
Sterling Bancorp (a)	16,266	387,944
Stonegate Bank	1,502	68,356
Suffolk Bancorp	3,029	125,461
Sun Bancorp, Inc.	1,841	46,025
Synovus Financial Corp.	2,322	96,781
TCF Financial Corp.	23,264	403,630
Tompkins Financial Corp.	148	13,401
Towne Bank	3,620	116,564
TriCo Bancshares	2,948	108,693
TriState Capital Holdings, Inc.*	2,427	53,879
Triumph Bancorp, Inc.*	405	10,955
Trustmark Corp.	15,224	511,831
UMB Financial Corp.	2,150	165,851
Umpqua Holdings Corp.	29,974	548,824
Union Bankshares Corp.	8,809	323,819
United Bankshares, Inc.	756	33,869
United Community Banks, Inc.	8,525	239,808
United Security Bancshares*	300	2,370
Univest Corp. of Pennsylvania	2,314	65,139
Valley National Bancorp	34,082	412,733
Washington Trust Bancorp, Inc.	1,791	97,610
WashingtonFirst Bankshares, Inc.	433	12,059
WesBanco, Inc.	7,462	309,673
Wintrust Financial Corp.	5,554	397,666
Zions Bancorp	23,805	1,004,333

		26,533,049

Beverages 0.1%
Craft Brew Alliance, Inc.*	4,854	73,781
MGP Ingredients, Inc. (a)	3,746	158,793

		232,574

Biotechnology 0.4%
Achillion Pharmaceuticals, Inc.*	12,400	51,708
Acorda Therapeutics, Inc.*	3,014	61,787
Applied Genetic Technologies Corp.*	1,200	8,700

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
Aptevo Therapeutics, Inc.*	4,392	$8,740
Chimerix, Inc.*	11,049	60,107
Emergent BioSolutions, Inc.*	8,385	253,814
Enanta Pharmaceuticals, Inc.*	1,937	64,163
Esperion Therapeutics, Inc.*	2,100	25,452
Infinity Pharmaceuticals, Inc.*	10,638	22,021
Myriad Genetics, Inc.*(a)	3,303	53,442
PDL BioPharma, Inc.	8,001	17,602
PharmAthene, Inc.*	14,224	44,094
Spectrum Pharmaceuticals, Inc.*	18,497	86,196
Zafgen, Inc.*	2,885	12,146

		769,972

Building Products 1.2%
Alpha Pro Tech Ltd.*	4,000	12,400
Armstrong Flooring, Inc.*	5,118	107,632
Continental Building Products, Inc.*	130	3,023
CSW Industrials, Inc.*	370	13,523
Gibraltar Industries, Inc.*	5,286	232,055
Griffon Corp.	10,029	255,238
Insteel Industries, Inc.	3,584	132,751
Owens Corning	13,564	749,411
Quanex Building Products Corp.	9,127	180,258
Simpson Manufacturing Co., Inc.	6,078	264,515
Universal Forest Products, Inc.	2,814	286,212

		2,237,018

Capital Markets 0.9%
Actua Corp.*	9,451	135,149
Calamos Asset Management, Inc., Class A	4,093	34,463
Cowen Group, Inc., Class A*	8,777	131,655
GAIN Capital Holdings, Inc.	5,725	42,995
INTL. FCStone, Inc.*	1,985	73,207
Investment Technology Group, Inc.	4,562	91,787
Janus Capital Group, Inc.	3,400	42,500
KCG Holdings, Inc., Class A*	12,268	171,384
Ladenburg Thalmann Financial Services, Inc.*	7,239	16,650
Legg Mason, Inc.	10,527	333,601
Oppenheimer Holdings, Inc., Class A	2,162	36,970
Piper Jaffray Cos.*	700	49,350
Safeguard Scientifics, Inc.*	1,445	17,412
Stifel Financial Corp.*	6,696	337,010
Virtus Investment Partners, Inc.(a)	943	102,787

		1,616,920

Chemicals 2.4%
A Schulman, Inc.	5,189	179,021
Albemarle Corp.	788	73,000
American Vanguard Corp.	5,335	91,762
Cabot Corp.	3,098	171,536
Calgon Carbon Corp.	6,409	101,583
CF Industries Holdings, Inc.	17,824	629,009
Chase Corp.	918	80,784
Chemtura Corp.*	12,142	401,900
Core Molding Technologies, Inc.*	1,940	29,915
FutureFuel Corp.	8,088	105,063
Hawkins, Inc.	1,432	76,827
HB Fuller Co.	6,707	331,125
Huntsman Corp.	8,561	174,559
Innophos Holdings, Inc.	2,371	115,325
Innospec, Inc.	3,301	235,526
Intrepid Potash, Inc.*	16,455	33,568
KMG Chemicals, Inc.	2,169	79,949
Kraton Corp.*	4,678	125,651
Kronos Worldwide, Inc.	857	11,330
LSB Industries, Inc.*(a)	1,598	13,599
Minerals Technologies, Inc.	4,142	331,981
Olin Corp.	12,934	339,000
OMNOVA Solutions, Inc.*	3,153	28,692
Platform Speciality Products Corp*	10,236	124,265
Stepan Co.	1,399	109,276
Trecora Resources*	3,453	42,817
Tredegar Corp.	2,671	59,430
Tronox Ltd., Class A	16,163	202,361
Westlake Chemical Corp.	4,424	273,890

		4,572,744

Commercial Services & Supplies 2.1%
ABM Industries, Inc.	14,463	584,161
ACCO Brands Corp.*	12,778	162,919
Acme United Corp.	200	4,872
AMREP Corp.*	216	1,518
ARC Document Solutions, Inc.*	6,278	29,569
Brady Corp., Class A	575	20,901
CECO Environmental Corp.	6,585	86,395
Civeo Corp.*	9,970	35,294
Clean Harbors, Inc.*	3,895	216,172
Covanta Holding Corp.	15,953	256,843
Ennis, Inc.	3,361	56,801
Essendant, Inc.	5,651	118,049
Fuel Tech, Inc.*	2,542	3,254
G&K Services, Inc., Class A	293	28,146
Heritage-Crystal Clean, Inc.*	330	4,934
InnerWorkings, Inc.*	8,107	77,908
Intersections, Inc.*	2,144	8,447
Kimball International, Inc., Class B	2,187	36,589
Matthews International Corp., Class A	3,629	244,776
McGrath RentCorp	3,946	151,053
Mobile Mini, Inc.	9,058	294,838
NL Industries, Inc.*	3,031	18,186
SP Plus Corp.*	3,241	89,776
Steelcase, Inc., Class A	9,264	155,635
Team, Inc.*	2,594	87,158
Tetra Tech, Inc.	12,188	532,616
TRC Cos., Inc.*	2,395	22,274
UniFirst Corp.	2,083	266,416
Versar, Inc.*	2,487	3,134
Viad Corp.	5,906	258,978
Virco Manufacturing Corp.*	1,500	6,600
VSE Corp.	2,598	96,853

		3,961,065

Communications Equipment 1.4%
ADTRAN, Inc.	8,479	185,690
Aviat Networks, Inc.*	639	8,160
Bel Fuse, Inc., Class B	2,019	64,204
Black Box Corp.	3,500	46,725
Brocade Communications Systems, Inc.	11,100	138,417
Calix, Inc.*	7,346	52,891
Communications Systems, Inc.	2,369	12,011
Comtech Telecommunications Corp.	5,010	53,757
Digi International, Inc.*	6,264	81,745
EchoStar Corp., Class A*	6,220	316,785
EMCORE Corp.	3,875	34,875
Finisar Corp.*	12,356	365,367
Harmonic, Inc.*	16,711	88,568

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Communications Equipment (continued)
Infinera Corp.*	6,700	$60,367
Ixia*	10,546	205,120
KVH Industries, Inc.*	2,963	30,815
NETGEAR, Inc.*	3,709	211,042
NetScout Systems, Inc.*	7,648	254,679
Oclaro, Inc.*	14,797	145,159
Optical Cable Corp.*	300	975
PC-Tel, Inc.	1,200	6,972
RELM Wireless Corp.	2,881	14,261
ShoreTel, Inc.*	6,179	42,944
Sonus Networks, Inc.*	4,118	26,273
TESSCO Technologies, Inc.	1,910	27,122
Viavi Solutions, Inc.*	10,738	96,105

		2,571,029

Construction & Engineering 2.3%
AECOM*	20,577	759,909
Aegion Corp.*	7,640	177,706
Ameresco, Inc., Class A*	4,900	25,480
Argan, Inc.	618	45,577
Chicago Bridge & Iron Co. NV	5,622	186,707
EMCOR Group, Inc.	4,594	320,156
Goldfield Corp. (The)*	3,969	24,012
Granite Construction, Inc.	5,233	293,728
Great Lakes Dredge & Dock Corp.*	18,191	94,593
HC2 Holdings, Inc.*	2,632	17,503
IES Holdings, Inc.*	771	15,034
Jacobs Engineering Group, Inc.*	7,333	429,347
KBR, Inc.	3,150	53,582
Layne Christensen Co.*(a)	3,132	32,667
MasTec, Inc.*	7,186	267,679
MYR Group, Inc.*	2,963	113,987
Northwest Pipe Co.*	2,416	46,266
NV5 Global, Inc.*	181	7,376
Orion Group Holdings, Inc.*	7,050	74,025
Primoris Services Corp.	5,844	145,048
Quanta Services, Inc.*	19,880	713,493
Sterling Construction Co., Inc.*	5,417	49,620
Tutor Perini Corp.*	12,467	371,517
Valmont Industries, Inc.	190	27,360

		4,292,372

Construction Materials 0.0%†
United States Lime & Minerals, Inc.	750	57,000

Consumer Finance 1.0%
Asta Funding, Inc.*	2,269	23,144
Atlanticus Holdings Corp.*	1,995	5,666
Consumer Portfolio Services, Inc.*	1,523	7,280
Encore Capital Group, Inc.*(a)	2,812	87,031
Enova International, Inc.*	3,804	53,636
EZCORP, Inc., Class A*	11,789	116,711
FirstCash, Inc.	4,122	176,009
Green Dot Corp., Class A*	5,986	160,425
Navient Corp.	39,386	592,366
Nelnet, Inc., Class A	4,820	236,325
PRA Group, Inc.*	1,678	66,784
Regional Management Corp.*	2,948	73,730
Santander Consumer USA Holdings, Inc.*	21,019	277,871

		1,876,978

Containers & Packaging 0.2%
Greif, Inc., Class A	4,541	261,471
Myers Industries, Inc.	1,609	22,204
UFP Technologies, Inc.*	423	10,554

		294,229

Distributors 0.1%
Core-Mark Holding Co., Inc.	3,305	115,444
VOXX International Corp.*	5,943	24,960
Weyco Group, Inc.	2,056	57,938

		198,342

Diversified Consumer Services 1.0%
American Public Education, Inc.*	3,574	86,848
Apollo Education Group, Inc.*	1,172	11,708
Ascent Capital Group, Inc., Class A*	2,873	44,503
Bridgepoint Education, Inc.*	11,093	118,030
Career Education Corp.*	18,011	175,967
Carriage Services, Inc.	4,213	109,327
DeVry Education Group, Inc.	12,472	417,812
Graham Holdings Co., Class B	991	514,874
Houghton Mifflin Harcourt Co.*	2,936	33,177
K12, Inc.*	8,700	173,391
Regis Corp.*	8,534	118,793
Sotheby’s*(a)	2,260	89,745

		1,894,175

Diversified Financial Services 0.3%
FNFV Group*	8,405	109,265
Leucadia National Corp.	7,378	175,965
Marlin Business Services Corp.	1,601	36,743
NewStar Financial, Inc.*	8,788	78,038
PICO Holdings, Inc.*	6,104	86,982

		486,993

Diversified Telecommunication Services 0.6%
ATN International, Inc.	2,010	161,383
Frontier Communications Corp.(a)	164,778	575,075
Hawaiian Telcom Holdco, Inc.*	2,026	50,306
IDT Corp., Class B	278	5,338
Iridium Communications, Inc.*(a)	7,904	79,830
Lumos Networks Corp.*	4,890	75,648
ORBCOMM, Inc.*	8,498	69,429
Windstream Holdings, Inc.(a)	12,806	103,472

		1,120,481

Electrical Equipment 0.8%
Babcock & Wilcox Enterprises, Inc.*	10,462	174,088
Encore Wire Corp.	3,606	152,354
EnerSys	4,218	328,793
General Cable Corp.	8,074	163,902
LSI Industries, Inc.	4,939	47,019
Orion Energy Systems, Inc.*	3,156	6,533
Powell Industries, Inc.	2,855	109,860
Preformed Line Products Co.	281	15,343
Regal Beloit Corp.	5,490	398,574
Thermon Group Holdings, Inc.*	7,598	157,734
Ultralife Corp.*	3,374	18,557

		1,572,757

Electronic Equipment, Instruments & Components 5.1%
Anixter International, Inc.*	4,015	343,283
Arrow Electronics, Inc.*	13,156	967,229
Avnet, Inc.	18,507	859,465
AVX Corp.	21,865	354,213
Benchmark Electronics, Inc.*	5,889	180,203
Coherent, Inc.*	2,219	350,003
CTS Corp.	5,478	117,777
Daktronics, Inc.	7,375	74,930
Electro Scientific Industries, Inc.*	7,221	47,442

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Electronic Equipment, Instruments & Components (continued)
ePlus, Inc.*	797	$89,304
Fabrinet*	3,565	150,193
FARO Technologies, Inc.*	2,191	81,286
Flex Ltd.*	4,908	76,908
Frequency Electronics, Inc.*	900	9,972
Gerber Scientific, Inc.*(b)(c)	4,000	0
II-VI, Inc.*	6,930	252,945
Insight Enterprises, Inc.*	6,792	252,187
InvenSense, Inc.*	8,179	103,546
Iteris, Inc.*	1,700	8,211
Itron, Inc.*	2,528	155,978
Jabil Circuit, Inc.	23,117	554,346
Kemet Corp.*	11,864	82,336
Key Tronic Corp.*	2,680	21,252
Kimball Electronics, Inc.*	7,043	120,435
Knowles Corp.*	16,672	300,429
Methode Electronics, Inc.	2,375	99,869
Napco Security Technologies, Inc.*	1,850	17,760
Novanta, Inc.*	4,751	106,185
OSI Systems, Inc.*	2,007	149,863
PAR Technology Corp.*	1,700	11,067
Park Electrochemical Corp.	3,435	62,964
PC Connection, Inc.	3,343	91,197
PCM, Inc.*	3,273	73,479
Plexus Corp.*	5,296	287,573
Radisys Corp.*	5,568	24,555
RF Industries Ltd.	443	709
Richardson Electronics Ltd.	2,700	16,308
Rogers Corp.*	2,420	193,479
Sanmina Corp.*	17,725	690,389
ScanSource, Inc.*	5,279	208,784
SMTC Corp.*	2,189	2,889
SYNNEX Corp.	5,184	623,013
Systemax, Inc.	3,470	29,426
Tech Data Corp.*	7,047	602,941
TTM Technologies, Inc.*	18,482	274,088
Vishay Intertechnology, Inc.	27,727	460,268
Vishay Precision Group, Inc.*	2,246	37,396
Wayside Technology Group, Inc.	200	3,360
Wireless Telecom Group, Inc.*	5,122	10,142

		9,631,577

Energy Equipment & Services 4.3%
Archrock, Inc.	13,169	192,267
Atwood Oceanics, Inc.*	6,737	81,922
Bristow Group, Inc.	7,743	136,741
Dawson Geophysical Co.*	5,561	44,043
Diamond Offshore Drilling, Inc.*(a)	10,434	170,909
Dril-Quip, Inc.*	8,725	542,695
ENGlobal Corp.*	1,900	5,282
Era Group, Inc.*	5,757	90,155
Exterran Corp.*	7,763	240,808
Forum Energy Technologies, Inc.*	20,207	438,492
Geospace Technologies Corp.*	1,220	28,475
Gulf Island Fabrication, Inc.	3,273	45,495
Gulfmark Offshore, Inc., Class A*(a)	5,722	9,727
Helix Energy Solutions Group, Inc.*	34,770	294,850
Helmerich & Payne, Inc.	1,185	84,325
Hornbeck Offshore Services, Inc.*(a)	6,751	48,945
Independence Contract Drilling, Inc.*	6,980	44,253
Matrix Service Co.*	4,958	111,059
McDermott International, Inc.*	48,286	391,117
Mitcham Industries, Inc.*	4,242	20,595
Nabors Industries Ltd.	39,036	$634,335
Natural Gas Services Group, Inc.*	3,260	93,562
Newpark Resources, Inc.*	20,825	157,229
Noble Corp. plc	32,275	217,856
Oceaneering International, Inc.	10,716	298,441
Oil States International, Inc.*	12,046	475,817
Pacific Drilling SA*(a)	923	3,046
Parker Drilling Co.*	32,999	84,147
Patterson-UTI Energy, Inc.	16,880	473,315
PHI, Inc. (Non-Voting)*	2,915	46,203
Pioneer Energy Services Corp.*	15,005	94,531
RigNet, Inc.*	614	12,126
Rowan Cos. plc, Class A*	24,501	439,058
SEACOR Holdings, Inc.*	4,596	338,128
Superior Energy Services, Inc.*	7,184	126,941
TechnipFMC plc*	5,135	172,639
Tesco Corp.*	12,165	104,619
TETRA Technologies, Inc.*	7,525	37,324
Tidewater, Inc.*(a)	6,880	15,136
Transocean Ltd.*	53,619	749,057
Unit Corp.*	12,129	315,354
Willbros Group, Inc.*	12,791	38,757

		7,949,776

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	6,817	257,342
Chefs’ Warehouse, Inc. (The)*	905	15,114
Ingles Markets, Inc., Class A	3,941	178,330
Smart & Final Stores, Inc.*(a)	672	9,643
SpartanNash Co.	9,104	344,678
United Natural Foods, Inc.*	12,109	553,381
Village Super Market, Inc., Class A	2,253	68,243
Weis Markets, Inc.	2,786	165,600

		1,592,331

Food Products 1.7%
Alico, Inc.	847	22,827
Darling Ingredients, Inc.*	24,302	291,624
Dean Foods Co.	17,492	347,391
Fresh Del Monte Produce, Inc.	10,902	624,140
Ingredion, Inc.	620	79,478
John B Sanfilippo & Son, Inc.	684	45,000
Landec Corp.*	4,091	51,547
Limoneira Co.	232	3,944
Omega Protein Corp.*	4,761	118,787
Post Holdings, Inc.*	7,831	655,298
Sanderson Farms, Inc.(a)	3,109	282,919
Seaboard Corp.*	92	354,200
Seneca Foods Corp., Class A*	1,991	71,377
Snyder’s-Lance, Inc.	3,666	140,701

		3,089,233

Health Care Equipment & Supplies 1.1%
Analogic Corp.	1,532	118,960
AngioDynamics, Inc.*	7,567	121,791
CONMED Corp.	3,152	140,548
CryoLife, Inc.*	4,456	84,664
Cynosure, Inc., Class A*	3,321	177,341
Exactech, Inc.*	2,345	57,804
Haemonetics Corp.*	6,780	270,251
Halyard Health, Inc.*	11,025	424,132
Integer Holdings Corp.*	4,508	146,059
Invacare Corp.	9,901	113,862
Kewaunee Scientific Corp.	92	2,332

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Merit Medical Systems, Inc.*	9,850	$250,190
Misonix, Inc.*	600	6,360
Nuvectra Corp.*	1,248	9,709
OraSure Technologies, Inc.*	12,778	112,702
Orthofix International NV*	1,239	44,530
PhotoMedex, Inc.*(b)(c)	60	0
RTI Surgical, Inc.*	9,045	29,396
SeaSpine Holdings Corp.*	1,230	8,954

		2,119,585

Health Care Providers & Services 2.4%
Acadia Healthcare Co., Inc.*	278	10,667
Aceto Corp.	2,130	40,662
Addus HomeCare Corp.*	2,885	98,523
Air Methods Corp.*	5,409	193,101
Almost Family, Inc.*	2,442	115,385
Brookdale Senior Living, Inc.*	21,168	316,885
Community Health Systems, Inc.*	5,748	36,787
Digirad Corp.	4,028	20,341
Diplomat Pharmacy, Inc.*	3,700	50,838
Ensign Group, Inc. (The)	1,248	25,384
Envision Healthcare Corp.*	6,535	444,380
Five Star Quality Care, Inc.*	2,367	6,746
Kindred Healthcare, Inc.	13,854	92,129
LHC Group, Inc.*	4,529	227,039
LifePoint Health, Inc.*	6,891	408,981
Magellan Health, Inc.*	4,270	320,037
Medcath Corp.*(b)(c)	2,115	0
MEDNAX, Inc.*	2,328	159,119
Molina Healthcare, Inc.*	7,217	409,348
National HealthCare Corp.	2,434	182,185
Owens & Minor, Inc.	8,102	290,700
PharMerica Corp.*	4,201	104,185
Providence Service Corp. (The)*	2,362	91,291
Quorum Health Corp.*	1,900	16,701
Select Medical Holdings Corp.*	25,585	318,533
Tivity Health, Inc.*	6,717	172,291
Triple-S Management Corp., Class B*	6,348	121,310
Universal American Corp.*	11,028	109,618
WellCare Health Plans, Inc.*	661	96,202

		4,479,368

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	12,354	144,665
Arrhythmia Research Technology, Inc.*	200	842
HealthStream, Inc.*	630	14,465
HMS Holdings Corp.*	4,949	89,874
Omnicell, Inc.*	2,412	86,591

		336,437

Hotels, Restaurants & Leisure 1.7%
Ark Restaurants Corp.	318	7,177
Belmond Ltd., Class A*	20,194	279,687
BFC Financial Corp., Class A	2,636	13,444
Biglari Holdings, Inc.*	115	50,968
Bravo Brio Restaurant Group, Inc.*	1,084	4,444
Del Frisco’s Restaurant Group, Inc.*	5,584	97,720
Del Taco Restaurants, Inc.*	8,750	119,350
Dover Motorsports, Inc.	1,000	2,250
Eldorado Resorts, Inc.*(a)	1,630	25,265
Gaming Partners International Corp.	341	4,041
ILG, Inc.	22,756	431,226
International Game Technology plc	20,777	548,721
International Speedway Corp., Class A	3,067	112,406
Intrawest Resorts Holdings, Inc.*	2,846	58,656
J Alexander’s Holdings, Inc.*	2,426	24,260
La Quinta Holdings, Inc.*	3,252	45,951
Luby’s, Inc.*	3,390	12,441
Marcus Corp. (The)	2,900	85,985
Marriott Vacations Worldwide Corp.	5,698	492,763
Monarch Casino & Resort, Inc.*	870	20,671
Potbelly Corp.*	2,874	37,362
RCI Hospitality Holdings, Inc.	1,853	32,520
Red Lion Hotels Corp.*	1,000	8,000
Red Robin Gourmet Burgers, Inc.*	2,257	107,320
Ruby Tuesday, Inc.*	16,029	31,417
Speedway Motorsports, Inc.	7,711	165,709
Wendy’s Co. (The)	24,700	334,191

		3,153,945

Household Durables 2.9%
Bassett Furniture Industries, Inc.	1,614	45,515
CalAtlantic Group, Inc.	12,250	427,157
Cavco Industries, Inc.*	2,153	211,532
Century Communities, Inc.*	4,457	101,397
CSS Industries, Inc.	1,000	24,620
Ethan Allen Interiors, Inc.	3,036	88,348
Flexsteel Industries, Inc.	1,648	83,817
Green Brick Partners, Inc.*	8,441	81,034
Harman International Industries, Inc.	2,636	293,018
Helen of Troy Ltd.*	3,170	295,761
Hooker Furniture Corp.	2,384	79,149
iRobot Corp.*	821	49,720
KB Home(a)	1,674	27,420
La-Z-Boy, Inc.	7,709	220,477
Libbey, Inc.	3,082	52,733
Lifetime Brands, Inc.	3,756	56,152
M/I Homes, Inc.*	5,099	128,189
MDC Holdings, Inc.	6,679	180,600
Meritage Homes Corp.*	7,800	286,650
NACCO Industries, Inc., Class A	939	69,251
New Home Co., Inc. (The)*	2,958	30,881
Orleans Homebuilders, Inc.*(b)(c)	1,500	0
PulteGroup, Inc.	44,678	961,024
Skyline Corp.*	1,050	10,993
Stanley Furniture Co., Inc.	2,120	1,993
Taylor Morrison Home Corp., Class A*	6,678	129,553
Toll Brothers, Inc.*	22,239	697,415
TopBuild Corp.*	6,817	252,979
TRI Pointe Group, Inc.*	31,034	380,787
UCP, Inc., Class A*	2,000	22,700
WCI Communities, Inc.*	2,219	51,925
William Lyon Homes, Class A*(a)	6,677	117,849
ZAGG, Inc.*	2,901	19,437

		5,480,076

Household Products 0.2%
Central Garden & Pet Co.*(a)	2,100	68,985
Central Garden & Pet Co., Class A*	6,139	188,958
Oil-Dri Corp. of America	461	15,513
Orchids Paper Products Co.(a)	943	25,753

		299,209

Independent Power and Renewable Electricity Producers 0.6%
Calpine Corp.*	44,397	523,885
Dynegy, Inc.*	17,327	165,473
Ormat Technologies, Inc.	7,915	425,035

		1,114,393

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Industrial Conglomerates 0.0%†
Raven Industries, Inc.	2,672	$66,934

Insurance 7.9%
Allied World Assurance Co. Holdings AG	12,028	639,048
Ambac Financial Group, Inc.*	7,823	163,657
American Equity Investment Life Holding Co.	15,457	364,785
American Financial Group, Inc.	6,016	518,399
American National Insurance Co.	3,087	359,913
AmTrust Financial Services, Inc.	3,538	93,368
Argo Group International Holdings Ltd.	3,698	236,487
Aspen Insurance Holdings Ltd.	12,632	712,445
Assurant, Inc.	8,998	873,976
Assured Guaranty Ltd.	21,619	841,195
Atlas Financial Holdings, Inc.*	2,387	40,579
Axis Capital Holdings Ltd.	12,629	808,382
Baldwin & Lyons, Inc., Class B	664	15,936
Citizens, Inc.*(a)	2,376	22,002
CNO Financial Group, Inc.	26,729	505,445
Donegal Group, Inc., Class A	4,202	69,207
EMC Insurance Group, Inc.	3,160	92,114
Employers Holdings, Inc.	6,652	242,465
Endurance Specialty Holdings Ltd.	9,057	839,493
Enstar Group Ltd.*	604	116,965
FBL Financial Group, Inc., Class A	2,316	161,657
Federated National Holding Co.	2,576	47,244
First Acceptance Corp.*	3,404	5,412
First American Financial Corp.	223	8,380
Genworth Financial, Inc., Class A*	64,292	216,021
Global Indemnity Ltd.*	2,101	83,010
Greenlight Capital Re Ltd., Class A*	5,532	125,023
Hallmark Financial Services, Inc.*	3,425	37,469
Hanover Insurance Group, Inc. (The)	5,589	469,141
HCI Group, Inc.(a)	1,258	52,031
Heritage Insurance Holdings, Inc.	4,846	68,716
Horace Mann Educators Corp.	5,225	216,054
Independence Holding Co.	2,090	41,591
Investors Title Co.	330	40,102
James River Group Holdings Ltd.	527	20,896
Kemper Corp.	13,054	563,933
Maiden Holdings Ltd.	15,509	275,285
MBIA, Inc.*	19,615	200,073
National General Holdings Corp.	2,385	58,409
National Western Life Group, Inc., Class A	290	85,013
Navigators Group, Inc. (The)	4,410	247,621
Old Republic International Corp.	32,027	666,162
OneBeacon Insurance Group Ltd., Class A	2,600	42,198
ProAssurance Corp.	2,380	129,472
Reinsurance Group of America, Inc.	2,336	293,098
RenaissanceRe Holdings Ltd.	7,493	1,021,446
Safety Insurance Group, Inc.	1,899	136,158
Selective Insurance Group, Inc.	6,707	279,682
State Auto Financial Corp.	4,807	121,425
State National Cos., Inc.	2,650	36,464
Stewart Information Services Corp.	6,243	272,694
Third Point Reinsurance Ltd.*	11,956	136,896
United Fire Group, Inc.	5,098	240,626
United Insurance Holdings Corp.	2,537	34,681
Validus Holdings Ltd.	12,025	685,425
White Mountains Insurance Group Ltd.	181	164,667

		14,840,036

Internet & Direct Marketing Retail 0.3%
1-800-Flowers.com, Inc., Class A*	6,313	56,817
EVINE Live, Inc.*	4,800	7,296
FTD Cos., Inc.*	5,420	124,551
Gaia, Inc.*	1,418	12,337
Liberty Expedia Holdings, Inc., Class A*	365	16,064
Liberty TripAdvisor Holdings, Inc., Series A*	6,734	120,875
Liberty Ventures, Series A*	3,561	155,438
Overstock.com, Inc.*	1,187	19,704

		513,082

Internet Software & Services 0.4%
Bankrate, Inc.*	17,230	187,807
Bazaarvoice, Inc.*	1,732	8,140
Blucora, Inc.*	8,815	133,107
BroadVision, Inc.*	530	2,517
CommerceHub, Inc., Series A*	879	12,913
EarthLink Holdings Corp.	8,724	55,921
Limelight Networks, Inc.*	17,301	37,889
Liquidity Services, Inc.*	7,122	69,440
Marchex, Inc., Class B*	5,787	15,683
MeetMe, Inc.*	13,286	65,367
QuinStreet, Inc.*	1,905	6,668
Qumu Corp.*	1,201	2,786
RealNetworks, Inc.*	4,929	26,370
Reis, Inc.	561	11,220
RetailMeNot, Inc.*	10,401	94,129
Rightside Group Ltd.*	1,124	9,487
TechTarget, Inc.*	2,129	18,756
XO Group, Inc.*	2,505	47,169

		805,369

IT Services 1.0%
Acxiom Corp.*	7,443	194,262
Blackhawk Network Holdings, Inc.*	5,613	200,384
CACI International, Inc., Class A*	3,046	374,049
Ciber, Inc.*	18,848	8,126
Convergys Corp.	15,127	375,452
Edgewater Technology, Inc.*	400	2,800
Everi Holdings, Inc.*	13,322	39,300
ManTech International Corp., Class A	4,865	189,443
ModusLink Global Solutions, Inc.*	4,527	7,922
NCI, Inc., Class A	1,153	14,643
NeuStar, Inc., Class A*	1,584	52,589
Perficient, Inc.*	4,670	82,799
PRGX Global, Inc.*	1,900	10,830
StarTek, Inc.*	2,764	23,936
Sykes Enterprises, Inc.*	9,152	255,616
Virtusa Corp.*	1,500	38,220

		1,870,371

Leisure Products 0.3%
Arctic Cat, Inc.*(a)	2,565	48,222
Black Diamond, Inc.*	3,100	17,360
Callaway Golf Co.	21,924	248,399
Escalade, Inc.	1,700	22,440
JAKKS Pacific, Inc.*(a)	744	3,794
Johnson Outdoors, Inc., Class A	1,510	52,065
Vista Outdoor, Inc.*	4,362	125,669

		517,949

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Life Sciences Tools & Services 0.2%
Harvard Bioscience, Inc.*	8,872	$26,616
Luminex Corp.*	5,758	116,427
VWR Corp.*	5,738	148,671

		291,714

Machinery 4.6%
Actuant Corp., Class A	5,330	139,379
AGCO Corp.	11,359	713,345
Alamo Group, Inc.	3,214	243,075
Albany International Corp., Class A	4,368	207,262
Altra Industrial Motion Corp.	798	29,765
American Railcar Industries, Inc.(a)	3,321	147,917
Astec Industries, Inc.	4,151	290,487
Barnes Group, Inc.	9,200	442,796
Briggs & Stratton Corp.	10,606	229,726
Chart Industries, Inc.*	7,491	290,576
CIRCOR International, Inc.	1,486	92,548
Colfax Corp.*	15,534	605,826
Columbus McKinnon Corp.	3,789	104,160
Commercial Vehicle Group, Inc.*	5,556	33,114
DMC Global, Inc.	933	14,881
Douglas Dynamics, Inc.	2,843	96,093
Eastern Co. (The)	399	7,900
EnPro Industries, Inc.	1,008	68,453
ESCO Technologies, Inc.	3,963	230,647
Federal Signal Corp.	7,769	120,730
Franklin Electric Co., Inc.	5,166	208,448
FreightCar America, Inc.	2,266	32,744
Gencor Industries, Inc.*	748	11,706
Gorman-Rupp Co. (The)	579	18,794
Graham Corp.	678	15,065
Greenbrier Cos., Inc. (The)(a)	4,948	216,475
Hardinge, Inc.	3,600	38,160
Hurco Cos., Inc.	1,343	41,096
Hyster-Yale Materials Handling, Inc.	1,542	94,864
ITT, Inc.	4,491	183,547
Kadant, Inc.	600	36,960
Key Technology, Inc.*	300	4,050
LB Foster Co., Class A	2,592	38,880
LS Starrett Co. (The), Class A	690	7,590
Lydall, Inc.*	2,032	123,952
Manitowoc Co., Inc. (The)*	29,296	200,092
Manitowoc Foodservice, Inc.*	9,367	179,659
MFRI, Inc.*	700	6,125
Miller Industries, Inc.	3,823	101,309
Mueller Industries, Inc.	7,138	287,376
NN, Inc.	6,648	128,639
Oshkosh Corp.	8,404	585,171
SPX FLOW, Inc.*	9,921	346,144
Supreme Industries, Inc., Class A	2,484	45,606
Terex Corp.	12,562	399,472
Titan International, Inc.	9,214	122,454
TriMas Corp.*	9,840	209,592
Trinity Industries, Inc.	19,680	541,987
Twin Disc, Inc.*	2,000	33,280
Wabash National Corp.	7,650	135,023
Watts Water Technologies, Inc., Class A	1,149	75,834

		8,578,774

Marine 0.4%
Golden Ocean Group Ltd.*	585	3,194
Kirby Corp.*	7,402	477,059
Matson, Inc.	5,577	198,876

		679,129

Media 2.1%
AH Belo Corp., Class A	5,287	33,573
AMC Entertainment Holdings, Inc., Class A	6,285	212,119
Ballantyne Strong, Inc.*	3,325	24,106
Central European Media Enterprises Ltd., Class A*	5,462	14,201
Entercom Communications Corp., Class A	7,952	112,918
Eros International plc*(a)	1,900	22,610
EW Scripps Co. (The), Class A*	13,975	272,233
Gannett Co., Inc.	10,347	99,538
Gray Television, Inc.*	16,712	198,037
Harte-Hanks, Inc.	15,557	24,269
John Wiley & Sons, Inc., Class A	2,353	129,650
Madison Square Garden Co. (The), Class A*	2,382	418,446
McClatchy Co. (The), Class A*	629	7,259
Meredith Corp.	5,590	342,667
New Media Investment Group, Inc.	8,622	131,399
New York Times Co. (The), Class A	28,938	390,663
News Corp., Class A	28,462	349,798
News Corp., Class B	4,500	56,925
Nexstar Media Group, Inc., Class A	748	48,919
Radio One, Inc., Class D*	7,300	21,900
Reading International, Inc., Class A*	1,733	28,335
Saga Communications, Inc., Class A	533	26,810
Salem Media Group, Inc.	4,000	24,400
Sanderson Farms, Inc.*(b)(c)	200	0
Scholastic Corp.	3,155	144,436
TEGNA, Inc.	23,468	537,652
Time, Inc.	12,876	247,863
Townsquare Media, Inc., Class A*	2,500	26,700

		3,947,426

Metals & Mining 2.8%
Allegheny Technologies, Inc.(a)	9,676	210,259
Ampco-Pittsburgh Corp.	2,015	30,326
Carpenter Technology Corp.	10,798	432,136
Century Aluminum Co.*	18,041	277,831
Coeur Mining, Inc.*	14,358	167,271
Commercial Metals Co.	20,152	411,705
Ferroglobe plc(b)	24,794	260,585
Friedman Industries, Inc.	1,708	11,700
Haynes International, Inc.	3,002	123,412
Hecla Mining Co.	93,097	599,545
Kaiser Aluminum Corp.	193	15,143
Materion Corp.	5,841	229,551
Olympic Steel, Inc.	2,883	64,867
Reliance Steel & Aluminum Co.	9,972	794,270
Royal Gold, Inc.	4,014	289,690
Schnitzer Steel Industries, Inc., Class A	6,789	160,560
Steel Dynamics, Inc.	5,092	172,161
Stillwater Mining Co.*	16,444	279,548
SunCoke Energy, Inc.*	13,204	116,459
Synalloy Corp.*	400	4,780
TimkenSteel Corp.*	10,405	175,428
United States Steel Corp.	6,390	209,017
Universal Stainless & Alloy Products, Inc.*	2,462	41,559

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Metals & Mining (continued)
Worthington Industries, Inc.	1,638	$78,280

		5,156,083

Mortgage Real Estate Investment Trusts (REITs) 0.0%†
Drive Shack, Inc.	2,453	10,155

Multiline Retail 0.3%
Dillard’s, Inc., Class A	5,544	312,903
Fred’s, Inc., Class A(a)	9,105	132,660
JC Penney Co., Inc.*(a)	23,712	157,685
Tuesday Morning Corp.*	7,030	30,229

		633,477

Oil, Gas & Consumable Fuels 4.6%
Adams Resources & Energy, Inc.	928	35,960
Alon USA Energy, Inc.	10,603	119,390
Bill Barrett Corp.*	16,396	107,394
Callon Petroleum Co.*	15,821	241,745
Clayton Williams Energy, Inc.*(a)	2,805	407,987
Clean Energy Fuels Corp.*(a)	22,189	57,469
Cloud Peak Energy, Inc.*	10,788	61,384
CONSOL Energy, Inc.	31,368	531,374
Contango Oil & Gas Co.*	5,570	45,117
CVR Energy, Inc.(a)	5,163	114,670
Delek US Holdings, Inc.	11,550	258,720
Denbury Resources, Inc.*	1,386	4,643
DHT Holdings, Inc.	10,879	51,023
Dorian LPG Ltd.*	7,807	88,297
Eclipse Resources Corp.*	21,243	52,258
EP Energy Corp., Class A*(a)	5,079	26,614
GasLog Ltd.(a)	1,613	26,937
Green Plains, Inc.	9,053	203,692
Hallador Energy Co.	5,989	56,297
HollyFrontier Corp.	23,355	676,594
International Seaways, Inc.*	207	3,598
Jones Energy, Inc., Class A*(a)	1,251	5,567
Murphy Oil Corp.	24,083	696,240
Nordic American Tankers Ltd.(a)	457	3,948
Oasis Petroleum, Inc.*	33,616	475,330
Overseas Shipholding Group, Inc., Class A	623	3,059
Pacific Ethanol, Inc.*	8,749	62,118
Panhandle Oil and Gas, Inc., Class A	1,332	29,304
Par Pacific Holdings, Inc.*(a)	968	14,065
PBF Energy, Inc., Class A	12,794	296,693
PDC Energy, Inc.*	7,751	573,109
QEP Resources, Inc.*	1,276	22,253
Renewable Energy Group, Inc.*	6,650	57,855
REX American Resources Corp.*	783	65,012
Rice Energy, Inc.*	25,221	500,132
Ring Energy, Inc.*	279	3,683
RSP Permian, Inc.*	9,940	423,046
Scorpio Tankers, Inc.	29,396	112,587
SemGroup Corp., Class A	8,190	325,143
Ship Finance International Ltd.(a)	8,695	130,425
Targa Resources Corp.	2,986	172,053
Teekay Tankers Ltd., Class A	5,819	14,257
Western Refining, Inc.	11,481	401,950
Whiting Petroleum Corp.*	38,800	430,292
World Fuel Services Corp.	3,631	161,507
WPX Energy, Inc.*	33,948	472,896

		8,623,687

Paper & Forest Products 0.9%
Boise Cascade Co.*	5,347	132,606
Clearwater Paper Corp.*	2,391	150,394
Domtar Corp.	14,206	620,660
KapStone Paper and Packaging Corp.	11,473	275,123
Mercer International, Inc.	14,400	172,080
PH Glatfelter Co.	5,201	126,956
Rentech, Inc.*	3,500	9,012
Resolute Forest Products, Inc.*	17,540	96,470
Schweitzer-Mauduit International, Inc.	3,833	169,917

		1,753,218

Personal Products 0.1%
Inter Parfums, Inc.	3,508	119,623
Mannatech, Inc.	180	3,573
Nutraceutical International Corp.	2,121	71,053

		194,249

Pharmaceuticals 0.5%
Amphastar Pharmaceuticals, Inc.*	4,541	71,521
Cempra, Inc.*(a)	6,100	19,215
Cumberland Pharmaceuticals, Inc.*	3,851	23,722
Endo International plc*	12,570	153,857
Impax Laboratories, Inc.*	5,944	78,163
Intra-Cellular Therapies, Inc.*	5,900	85,196
Mallinckrodt plc*	2,469	120,314
Prestige Brands Holdings, Inc.*	3,391	178,909
SciClone Pharmaceuticals, Inc.*	8,431	85,575
Tetraphase Pharmaceuticals, Inc.*	8,100	31,023
Zogenix, Inc.*	4,712	37,932

		885,427

Professional Services 1.7%
Acacia Research Corp.*	10,272	60,091
CBIZ, Inc.*	11,122	145,698
CDI Corp.*	3,055	26,273
CRA International, Inc.	2,000	66,460
Franklin Covey Co.*	3,598	62,965
FTI Consulting, Inc.*	9,972	420,220
Heidrick & Struggles International, Inc.	4,372	97,714
Hill International, Inc.*	5,280	28,512
Hudson Global, Inc.	3,050	3,934
Huron Consulting Group, Inc.*	2,810	127,293
ICF International, Inc.*	4,340	225,680
Kelly Services, Inc., Class A	10,498	235,050
Korn/Ferry International	12,698	368,877
ManpowerGroup, Inc.	3,973	379,263
Mistras Group, Inc.*	3,848	88,812
Navigant Consulting, Inc.*	9,806	242,208
On Assignment, Inc.*	5,553	251,440
RCM Technologies, Inc.*	400	2,404
Resources Connection, Inc.	10,511	175,534
RPX Corp.*	11,439	124,228
TrueBlue, Inc.*	4,454	110,237

		3,242,893

Real Estate Management & Development 0.8%
Alexander & Baldwin, Inc.	10,099	449,608
AV Homes, Inc.*	5,292	93,404
Consolidated-Tomoka Land Co.	533	29,315
Forestar Group, Inc.*	9,267	120,934
FRP Holdings, Inc.*	468	18,252
Griffin Industrial Realty, Inc.	535	16,815
Jones Lang LaSalle, Inc.	2,735	281,787
RE/MAX Holdings, Inc., Class A	1,915	107,336
Realogy Holdings Corp.	14,817	383,908

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Management & Development (continued)
St Joe Co. (The)*	1,439	$24,247

		1,525,606

Road & Rail 1.4%
AMERCO	222	83,621
ArcBest Corp.	6,824	215,638
Avis Budget Group, Inc.*	3,958	147,317
Celadon Group, Inc.	6,488	49,309
Covenant Transportation Group, Inc., Class A*	1,851	39,852
Genesee & Wyoming, Inc., Class A*	7,658	577,107
Hertz Global Holdings, Inc.*	6,839	143,414
Knight Transportation, Inc.	2,490	83,166
Marten Transport Ltd.	10,182	232,659
PAM Transportation Services, Inc.*	559	13,030
Patriot Transportation Holding, Inc.*	156	4,054
Roadrunner Transportation Systems, Inc.*	9,144	72,420
Ryder System, Inc.	7,508	582,621
Saia, Inc.*	2,896	139,153
Universal Logistics Holdings, Inc.	1,445	20,880
USA Truck, Inc.*	1,450	12,253
Werner Enterprises, Inc.	8,938	251,158

		2,667,652

Semiconductors & Semiconductor Equipment 3.6%
Alpha & Omega Semiconductor Ltd.*	1,600	32,560
Amkor Technology, Inc.*	29,581	278,357
Axcelis Technologies, Inc.*	7,070	107,464
AXT, Inc.*	7,515	43,211
Brooks Automation, Inc.	20,901	364,095
Cabot Microelectronics Corp.	3,015	203,543
Cirrus Logic, Inc.*	2,991	180,417
Cohu, Inc.	5,275	69,630
Cree, Inc.*	9,851	271,691
Cypress Semiconductor Corp.	1,155	13,629
Diodes, Inc.*	9,354	232,821
Entegris, Inc.*	17,483	327,806
Exar Corp.*	8,027	82,277
First Solar, Inc.*(a)	12,739	397,329
FormFactor, Inc.*	8,751	108,950
GigPeak, Inc.*	16,956	43,747
GSI Technology, Inc.*	2,857	17,456
Intersil Corp., Class A	10,078	226,050
IXYS Corp.	8,247	99,789
Kulicke & Soffa Industries, Inc.*	15,103	265,511
Lattice Semiconductor Corp.*	11,476	82,512
Marvell Technology Group Ltd.	42,836	636,971
MKS Instruments, Inc.	12,198	803,848
Nanometrics, Inc.*	5,832	149,941
NeoPhotonics Corp.*	9,705	106,270
ON Semiconductor Corp.*	42,961	572,241
PDF Solutions, Inc.*	2,436	54,834
Photronics, Inc.*	12,094	139,081
Qorvo, Inc.*	42	2,697
Rambus, Inc.*	13,270	172,245
Rudolph Technologies, Inc.*	7,806	179,148
Sigma Designs, Inc.*	8,961	54,662
Ultra Clean Holdings, Inc.*	8,663	108,547
Ultratech, Inc.*	5,483	142,119
Veeco Instruments, Inc.*	4,733	121,875
Xcerra Corp.*	14,135	107,143

		6,800,467

Software 0.7%
Aware, Inc.*	1,965	12,183
BSQUARE Corp.*	700	4,130
EnerNOC, Inc.*	2,864	16,325
Progress Software Corp.	2,388	66,912
Rubicon Project, Inc. (The)*	3,000	25,410
Seachange International, Inc.*	7,775	18,815
Synchronoss Technologies, Inc.*	4,983	191,945
Tangoe, Inc.*	1,300	9,464
TiVo Corp.*	27,371	517,312
Zynga, Inc., Class A*	165,313	416,589

		1,279,085

Specialty Retail 3.4%
Aaron’s, Inc.	10,905	337,401
Abercrombie & Fitch Co., Class A	5,084	59,025
American Eagle Outfitters, Inc.	3,172	47,929
America’s Car-Mart, Inc.*	2,065	86,627
Ascena Retail Group, Inc.*	14,245	68,518
AutoNation, Inc.*	7,967	423,207
Barnes & Noble Education, Inc.*	9,518	95,656
Barnes & Noble, Inc.	14,795	150,909
bebe stores, Inc.*	40	197
Big 5 Sporting Goods Corp.	1,914	29,476
Build-A-Bear Workshop, Inc.*	3,938	47,256
Caleres, Inc.	6,256	192,372
Cato Corp. (The), Class A	3,177	80,664
Chico’s FAS, Inc.	15,371	207,355
Children’s Place, Inc. (The)	935	90,695
Christopher & Banks Corp.*	6,160	8,254
Citi Trends, Inc.	3,932	63,109
Conn’s, Inc.*(a)	300	3,165
Destination XL Group, Inc.*	1,161	4,121
DSW, Inc., Class A	8,970	189,805
Express, Inc.*	9,099	96,722
Finish Line, Inc. (The), Class A	4,460	76,712
GameStop Corp., Class A	13,013	318,688
Genesco, Inc.*	2,777	167,175
Group 1 Automotive, Inc.	3,102	250,611
Guess?, Inc.	11,998	153,214
Haverty Furniture Cos., Inc.	3,162	68,932
hhgregg, Inc.*(a)	6,217	3,355
Kirkland’s, Inc.*	1,787	24,804
Lithia Motors, Inc., Class A	2,584	266,462
MarineMax, Inc.*	6,233	133,698
New York & Co., Inc.*	7,295	15,830
Office Depot, Inc.	112,411	500,229
Party City Holdco, Inc.*(a)	4,007	57,901
Penske Automotive Group, Inc.	12,153	660,637
Perfumania Holdings, Inc.*	220	429
Pier 1 Imports, Inc.	14,655	106,542
Rent-A-Center, Inc.	12,897	115,557
Shoe Carnival, Inc.	3,145	80,418
Sonic Automotive, Inc., Class A	4,342	101,603
Stage Stores, Inc.(a)	3,860	10,808
Staples, Inc.	73,670	677,764
Tandy Leather Factory, Inc.*	1,309	10,145
Tilly’s, Inc., Class A*	2,890	38,726
Trans World Entertainment Corp.*	2,150	5,912
Vitamin Shoppe, Inc.*	3,466	75,039
West Marine, Inc.*	5,067	46,971
Zumiez, Inc.*	6,111	122,525

		6,373,150

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Technology Hardware, Storage & Peripherals 0.4%
AstroNova, Inc.	765	$10,672
Cray, Inc.*	3,279	56,235
Electronics For Imaging, Inc.*	5,916	265,865
Intevac, Inc.*	1,553	14,598
Stratasys Ltd.*	9,147	180,379
Super Micro Computer, Inc.*	9,239	244,372
TransAct Technologies, Inc.	1,096	7,562

		779,683

Textiles, Apparel & Luxury Goods 0.7%
Charles & Colvard Ltd.*	3,368	3,166
Culp, Inc.	958	30,848
Deckers Outdoor Corp.*	4,290	247,104
Delta Apparel, Inc.*	158	2,961
Fossil Group, Inc.*	1,915	48,966
G-III Apparel Group Ltd.*	2,883	75,708
Iconix Brand Group, Inc.*	13,437	138,267
Lakeland Industries, Inc.*	200	2,170
Movado Group, Inc.	3,380	91,767
Oxford Industries, Inc.	1,161	63,878
Perry Ellis International, Inc.*	4,123	97,262
Rocky Brands, Inc.	1,932	24,440
Sequential Brands Group, Inc.*(a)	9,001	41,675
Superior Uniform Group, Inc.	1,724	29,342
Unifi, Inc.*	2,451	65,907
Vera Bradley, Inc.*	4,888	56,016
Wolverine World Wide, Inc.	12,313	289,232

		1,308,709

Thrifts & Mortgage Finance 3.1%
Astoria Financial Corp.	20,308	384,024
Atlantic Coast Financial Corp.*	235	1,698
Bank Mutual Corp.	9,867	94,230
BankFinancial Corp.	4,079	54,944
Beneficial Bancorp, Inc.	11,323	202,116
Capitol Federal Financial, Inc.	20,599	318,255
Charter Financial Corp.	2,204	37,865
Clifton Bancorp, Inc.	4,268	66,239
Dime Community Bancshares, Inc.	7,053	150,934
ESSA Bancorp, Inc.	1,116	17,666
EverBank Financial Corp.	6,946	134,961
Federal Agricultural Mortgage Corp., Class C	1,904	105,977
First Defiance Financial Corp.	1,726	83,642
First Place Financial Corp.*(b)(c)	367	0
Flagstar Bancorp, Inc.*	10,160	261,823
Home Bancorp, Inc.	983	34,965
HomeStreet, Inc.*	4,550	119,210
HopFed Bancorp, Inc.	12	170
Kearny Financial Corp.	8,897	135,679
Malvern Bancorp, Inc.*	490	10,069
Meridian Bancorp, Inc.	6,397	120,583
Meta Financial Group, Inc.	1,002	88,026
Nationstar Mortgage Holdings, Inc.*	1,280	23,219
New York Community Bancorp, Inc.	8,570	130,178
NMI Holdings, Inc., Class A*	7,977	86,152
Northeast Community Bancorp, Inc.	300	2,325
Northfield Bancorp, Inc.	14,123	254,920
Northwest Bancshares, Inc.	14,239	243,060
OceanFirst Financial Corp.	2,465	70,031
Ocwen Financial Corp.*	19,045	100,367
Oritani Financial Corp.	6,874	119,264
PHH Corp.*	13,100	190,998
Provident Financial Holdings, Inc.	1,703	31,557
Provident Financial Services, Inc.	8,421	222,904
Radian Group, Inc.	15,276	281,078
Riverview Bancorp, Inc.	5,811	44,570
SI Financial Group, Inc.	1,087	16,359
Southern Missouri Bancorp, Inc.	598	20,129
Territorial Bancorp, Inc.	1,453	46,016
Timberland Bancorp, Inc.	100	2,091
TrustCo Bank Corp.	11,491	96,524
United Community Financial Corp.	10,202	86,819
United Financial Bancorp, Inc.	9,052	163,389
Walker & Dunlop, Inc.*	3,965	124,541
Washington Federal, Inc.	19,993	656,770
Waterstone Financial, Inc.	5,437	98,410
Western New England Bancorp, Inc.	4,598	44,601
WSFS Financial Corp.	3,469	157,146

		5,736,494

Tobacco 0.1%
Alliance One International, Inc.*	2,540	42,291
Universal Corp.	3,274	222,632

		264,923

Trading Companies & Distributors 2.1%
Air Lease Corp.	18,076	657,605
Aircastle Ltd.	18,823	419,753
Applied Industrial Technologies, Inc.	2,978	180,020
Beacon Roofing Supply, Inc.*	1,567	68,587
BMC Stock Holdings, Inc.*	3,434	64,216
CAI International, Inc.*	4,934	79,635
GATX Corp.(a)	5,511	318,646
Houston Wire & Cable Co.	5,159	37,919
Kaman Corp.	3,299	166,698
Lawson Products, Inc.*	1,501	38,801
MRC Global, Inc.*	9,360	192,348
NOW, Inc.*	16,563	352,129
Real Industry, Inc.*	2,300	12,420
Rush Enterprises, Inc., Class A*	6,691	219,130
Textainer Group Holdings Ltd.	1,100	15,840
Titan Machinery, Inc.*	5,779	79,808
Triton International Ltd.	12,688	308,826
Veritiv Corp.*	2,934	164,451
WESCO International, Inc.*	6,674	471,852
Willis Lease Finance Corp.*	606	15,441

		3,864,125

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	17,776	269,306

Water Utilities 0.0%†
Consolidated Water Co. Ltd.	4,041	41,622

Wireless Telecommunication Services 0.4%
Shenandoah Telecommunications Co.	1,805	49,186
Spok Holdings, Inc.	5,414	111,258
Telephone & Data Systems, Inc.	13,874	425,238
United States Cellular Corp.*	2,989	133,280

		718,962

Total Common Stocks (cost $151,390,398)		185,991,899

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Rights 0.0%

	Number of Rights	Market Value
Media 0.0%†
MEDIA GEN, Inc. CVR*(c)	5,993	$1,857

Wireless Telecommunication Services 0.0%†
Leap Wireless International, Inc. CVR*(b)(c)	11,649	37,277

Total Rights (cost $–)		39,134

Investment Company 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio – Institutional Class, 0.47%(d)(e)	205,751	205,751

Total Investment Company (cost $205,751)		205,751

Repurchase Agreement 2.4%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.55%, dated 01/31/17, due 02/01/17, repurchase price $4,477,234, collateralized by U.S. Treasury Note, 2.13%, maturing 05/15/25; total market value $4,595,430.(e)	$4,477,165	4,477,165

Total Repurchase Agreement (cost $4,477,165)		4,477,165

Total Investments (cost $156,073,314) (f) — 101.9%		190,713,949
Liabilities in excess of other assets — (1.9%)		(3,635,442)

NET ASSETS — 100.0%		$187,078,507

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $4,948,430, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $205,751 and $4,477,165, respectively, and $390,623 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% -6.63%, and maturity dates ranging from 04/13/17 - 02/15/44; a total value of $5,073,539.
(b)	Illiquid security.
(c)	Fair valued security.
(d)	Represents 7-day effective yield as of January 31, 2017.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2017 was $4,682,916.
(f)	At January 31, 2017, the tax basis cost of the Fund’s investments was $156,145,692, tax unrealized appreciation and depreciation were $46,432,072 and $(11,863,815), respectively.
†	Amount rounds to less than 0.1%.

AG	Stock Corporation
CVR	Contingent Value Rights
Ltd.	Limited
NV	Public Traded Company
plc	Public Limited Company
Re	Reinsured
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,742,855	$—	$—	$3,742,855
Air Freight & Logistics	1,271,326	—	—	1,271,326
Airlines	972,624	—	—	972,624
Auto Components	2,139,142	—	—	2,139,142
Automobiles	92,567	—	—	92,567
Banks	26,533,049	—	—	26,533,049
Beverages	232,574	—	—	232,574
Biotechnology	769,972	—	—	769,972
Building Products	2,237,018	—	—	2,237,018
Capital Markets	1,616,920	—	—	1,616,920
Chemicals	4,572,744	—	—	4,572,744
Commercial Services & Supplies	3,961,065	—	—	3,961,065
Communications Equipment	2,571,029	—	—	2,571,029
Construction & Engineering	4,292,372	—	—	4,292,372
Construction Materials	57,000	—	—	57,000
Consumer Finance	1,876,978	—	—	1,876,978
Containers & Packaging	294,229	—	—	294,229
Distributors	198,342	—	—	198,342
Diversified Consumer Services	1,894,175	—	—	1,894,175
Diversified Financial Services	486,993	—	—	486,993

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$1,120,481	$—	$—	$1,120,481
Electrical Equipment	1,572,757	—	—	1,572,757
Electronic Equipment, Instruments & Components	9,631,577	—	—	9,631,577
Energy Equipment & Services	7,949,776	—	—	7,949,776
Food & Staples Retailing	1,592,331	—	—	1,592,331
Food Products	3,089,233	—	—	3,089,233
Health Care Equipment & Supplies	2,119,585	—	—	2,119,585
Health Care Providers & Services	4,479,368	—	—	4,479,368
Health Care Technology	336,437	—	—	336,437
Hotels, Restaurants & Leisure	3,153,945	—	—	3,153,945
Household Durables	5,480,076	—	—	5,480,076
Household Products	299,209	—	—	299,209
Independent Power and Renewable Electricity Producers	1,114,393	—	—	1,114,393
Industrial Conglomerates	66,934	—	—	66,934
Insurance	14,840,036	—	—	14,840,036
Internet & Direct Marketing Retail	513,082	—	—	513,082
Internet Software & Services	805,369	—	—	805,369
IT Services	1,870,371	—	—	1,870,371
Leisure Products	517,949	—	—	517,949
Life Sciences Tools & Services	291,714	—	—	291,714
Machinery	8,578,774	—	—	8,578,774
Marine	679,129	—	—	679,129
Media	3,947,426	—	—	3,947,426
Metals & Mining	5,156,083	—	—	5,156,083
Mortgage Real Estate Investment Trusts (REITs)	10,155	—	—	10,155
Multiline Retail	633,477	—	—	633,477
Oil, Gas & Consumable Fuels	8,623,687	—	—	8,623,687
Paper & Forest Products	1,753,218	—	—	1,753,218
Personal Products	194,249	—	—	194,249
Pharmaceuticals	885,427	—	—	885,427
Professional Services	3,242,893	—	—	3,242,893
Real Estate Management & Development	1,525,606	—	—	1,525,606
Road & Rail	2,667,652	—	—	2,667,652
Semiconductors & Semiconductor Equipment	6,800,467	—	—	6,800,467
Software	1,279,085	—	—	1,279,085
Specialty Retail	6,373,150	—	—	6,373,150
Technology Hardware, Storage & Peripherals	779,683	—	—	779,683
Textiles, Apparel & Luxury Goods	1,308,709	—	—	1,308,709
Thrifts & Mortgage Finance	5,736,494	—	—	5,736,494
Tobacco	264,923	—	—	264,923
Trading Companies & Distributors	3,864,125	—	—	3,864,125
Transportation Infrastructure	269,306	—	—	269,306
Water Utilities	41,622	—	—	41,622
Wireless Telecommunication Services	718,962	—	—	718,962

Total Common Stocks	$185,991,899	$—	$—	$185,991,899

Investment Company	205,751	—	—	205,751
Repurchase Agreement	—	4,477,165	—	4,477,165
Rights	—	1,857	37,277	39,134

Total	$186,197,650	$4,479,022	$37,277	$190,713,949

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Rights	Total
Balance as of 10/31/16	$—	$34,947	$34,947
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	2,330	2,330
Purchases	—	—	—
Sales	—	—	—
Transfer Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 1/31/17	$—	$37,277	$37,277

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 01/31/17	$—	$2,330	$2,330

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Ziegler Equity Income Fund

Common Stocks 98.9%

	Shares	Market Value

Aerospace & Defense 4.4%
Boeing Co. (The)	102,169	$16,696,458
Lockheed Martin Corp.	65,562	16,477,697

		33,174,155

Airlines 1.4%
Copa Holdings SA, Class A	110,312	10,754,317

Banks 13.8%
BB&T Corp.	302,528	13,973,768
Fifth Third Bancorp	739,076	19,289,884
JPMorgan Chase & Co.	351,585	29,754,638
SunTrust Banks, Inc.	235,230	13,365,769
U.S. Bancorp	178,318	9,388,443
Wells Fargo & Co.	300,432	16,923,334

		102,695,836

Beverages 1.3%
PepsiCo, Inc.	96,438	10,008,336

Biotechnology 0.7%
AbbVie, Inc.	83,831	5,122,912

Capital Markets 2.1%
Franklin Resources, Inc.	130,055	5,168,386
Lazard Ltd., Class A	245,563	10,431,516

		15,599,902

Chemicals 2.4%
Dow Chemical Co. (The)	150,058	8,947,959
LyondellBasell Industries NV, Class A	92,479	8,625,516

		17,573,475

Communications Equipment 3.1%
Cisco Systems, Inc.	757,394	23,267,144

Containers & Packaging 1.4%
International Paper Co.	181,838	10,292,031

Diversified Telecommunication Services 2.8%
AT&T, Inc.	153,913	6,488,972
CenturyLink, Inc.	181,806	4,701,503
Verizon Communications, Inc.	201,109	9,856,352

		21,046,827

Electric Utilities 5.7%
Edison International	194,361	14,165,030
Entergy Corp.	71,910	5,151,632
FirstEnergy Corp.	354,487	10,748,046
PPL Corp.	358,727	12,498,049

		42,562,757

Electrical Equipment 1.2%
Eaton Corp. plc	125,688	8,896,197

Energy Equipment & Services 2.0%
Helmerich & Payne, Inc.	213,972	15,226,248

Equity Real Estate Investment Trusts (REITs) 5.0%
Duke Realty Corp.	288,900	7,028,937
Host Hotels & Resorts, Inc.	506,206	9,147,142
Macerich Co. (The)	154,874	10,638,295
Weingarten Realty Investors	305,500	10,884,965

		37,699,339

Food & Staples Retailing 1.8%
Wal-Mart Stores, Inc.	203,020	13,549,555

Health Care Equipment & Supplies 1.1%
Abbott Laboratories	204,025	8,522,124

Hotels, Restaurants & Leisure 3.1%
Carnival Corp.	169,763	9,401,475
Darden Restaurants, Inc.	73,544	5,389,304
Las Vegas Sands Corp.	154,430	8,119,930

		22,910,709

Household Products 2.0%
Kimberly-Clark Corp.	59,746	7,237,033
Procter & Gamble Co. (The)	85,307	7,472,893

		14,709,926

Industrial Conglomerates 1.4%
General Electric Co.	340,742	10,120,037

Insurance 5.3%
Aflac, Inc.	167,305	11,709,677
American Financial Group, Inc.	205,727	17,727,496
MetLife, Inc.	183,879	10,004,856

		39,442,029

IT Services 0.8%
Leidos Holdings, Inc.	119,750	5,786,320

Media 1.7%
Regal Entertainment Group, Class A(a)	569,907	12,914,093

Mortgage Real Estate Investment Trusts (REITs) 1.7%
Annaly Capital Management, Inc.	510,319	5,215,460
Chimera Investment Corp.	405,362	7,146,532

		12,361,992

Multiline Retail 1.2%
Target Corp.	135,645	8,746,390

Multi-Utilities 1.8%
Ameren Corp.	252,632	13,301,075

Oil, Gas & Consumable Fuels 10.8%
Chevron Corp.	249,183	27,746,527
Exxon Mobil Corp.	363,546	30,497,874
Royal Dutch Shell plc, Class B, ADR-NL(a)	234,824	13,495,335
Valero Energy Corp.	139,921	9,201,205

		80,940,941

Pharmaceuticals 9.7%
Eli Lilly & Co.	90,570	6,976,607
GlaxoSmithKline plc, ADR-UK	337,088	13,250,929
Johnson & Johnson	207,899	23,544,562
Merck & Co., Inc.	179,572	11,131,668
Pfizer, Inc.	540,213	17,140,959

		72,044,725

Semiconductors & Semiconductor Equipment 3.2%
Intel Corp.	165,637	6,098,754
QUALCOMM, Inc.	152,028	8,122,856
Texas Instruments, Inc.	125,298	9,465,011

		23,686,621

Software 2.1%
CA, Inc.	183,496	5,737,920
Microsoft Corp.	153,713	9,937,545

		15,675,465

Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc.	79,847	9,689,433
Seagate Technology plc(a)	126,980	5,733,147

		15,422,580

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	176,141	6,578,866

Trading Companies & Distributors 0.9%
GATX Corp.(a)	122,963	7,109,721

Total Common Stocks (cost $663,854,317)		737,742,645

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

Exchange Traded Fund 0.6%

	Shares	Market Value
Exchange Traded Fund 0.6%
Vanguard Value ETF	52,694	$4,925,308

Total Exchange Traded Fund (cost $4,718,616)		4,925,308

Investment Company 0.2%

	Shares	Market Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio – Institutional Class, 0.47%(b)(c)	1,425,561	1,425,561

Total Investment Company (cost $1,425,561)		1,425,561

Repurchase Agreement 4.2%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.55%, dated 01/31/17, due 02/01/17, repurchase price $31,020,913, collateralized by U.S. Treasury note, 2.13%, maturing 05/15/25; total market value $31,839,847.(c)	$31,020,439	31,020,439

Total Repurchase Agreement (cost $31,020,439)		31,020,439

Total Investments (cost $701,018,933) (d) — 103.9%		775,113,953
Liabilities in excess of other assets — (3.9%)		(29,386,416)

NET ASSETS — 100.0%		$745,727,537

(a)	The security or a portion of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $37,355,705, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,425,561 and $31,020,439, respectively, and $5,777,219 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.63%, and maturity dates ranging from 04/13/17 - 02/15/44; a total value of $38,223,219.
(b)	Represents 7-day effective yield as of January 31, 2017.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2017 was $32,446,000.
(d)	At January 31, 2017, the tax basis cost of the Fund’s investments was $702,574,047, tax unrealized appreciation and depreciation were $85,704,584 and $(13,164,678), respectively.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
Ltd.	Limited
NV	Public Traded Company
NL	Netherlands
plc	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$737,742,645	$—	$—	$737,742,645
Exchange Traded Fund	4,925,308	—	—	4,925,308
Investment Company	1,425,561	—	—	1,425,561
Repurchase Agreement	—	31,020,439	—	31,020,439

Total	$744,093,514	$31,020,439	$—	$775,113,953

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks 99.2%

	Shares	Market Value

Aerospace & Defense 8.0%
Boeing Co. (The)	50,500	$8,252,710
Lockheed Martin Corp.	50,500	12,692,165
Raytheon Co.	50,500	7,280,080

		28,224,955

Biotechnology 7.3%
Amgen, Inc.	50,500	7,912,340
Biogen, Inc.*	50,500	14,000,620
Gilead Sciences, Inc.	50,500	3,658,725

		25,571,685

Chemicals 1.6%
Monsanto Co.	50,500	5,469,655

Communications Equipment 8.8%
ARRIS International plc*	50,500	1,443,290
Brocade Communications Systems, Inc.	50,500	629,735
Ciena Corp.*	50,500	1,229,170
Cisco Systems, Inc.	50,500	1,551,360
F5 Networks, Inc.*	50,500	6,768,515
Harris Corp.	50,500	5,186,855
InterDigital, Inc.(a)	50,500	4,716,700
Juniper Networks, Inc.	50,500	1,352,390
Motorola Solutions, Inc.	50,500	4,075,855
Nokia OYJ,ADR-FI(a)	50,500	228,260
Ubiquiti Networks, Inc.*(a)	50,500	3,151,200
Viavi Solutions, Inc.*	50,500	451,975

		30,785,305

Diversified Telecommunication Services 0.6%
AT&T, Inc.	50,500	2,129,080

Electronic Equipment, Instruments & Components 2.1%
Amphenol Corp., Class A	50,500	3,408,245
Corning, Inc.	50,500	1,337,745
FLIR Systems, Inc.	50,500	1,784,165
LG Display Co. Ltd., ADR-KR(a)	50,500	680,740

		7,210,895

Energy Equipment & Services 2.6%
Halliburton Co.	50,500	2,856,785
National Oilwell Varco, Inc.	50,500	1,909,405
Schlumberger Ltd.	50,500	4,227,355

		8,993,545

Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	50,500	2,419,455
Boston Scientific Corp.*	50,500	1,215,030
Medtronic plc	50,500	3,839,010

		7,473,495

Health Care Technology 1.3%
Medidata Solutions, Inc.*	50,500	2,501,770
Veeva Systems, Inc., Class A*	50,500	2,137,665

		4,639,435

Household Durables 0.8%
Garmin Ltd.(a)	50,500	2,438,645
GoPro, Inc., Class A*(a)	50,500	542,875

		2,981,520

Internet Software & Services 7.8%
Akamai Technologies, Inc.*	50,500	3,463,795
Alibaba Group Holding Ltd.,ADR-CN*(a)	50,500	5,116,155
eBay, Inc.*	50,500	1,607,415
Facebook, Inc., Class A*	50,500	6,581,160
j2 Global, Inc.(a)	50,500	4,232,405
VeriSign, Inc.*(a)	50,500	4,050,605
Yahoo!, Inc.*	50,500	2,225,535

		27,277,070

IT Services 10.9%
Acxiom Corp.*	50,500	1,318,050
Amdocs Ltd.	50,500	2,964,855
Automatic Data Processing, Inc.	50,500	5,099,995
Computer Sciences Corp.	50,500	3,141,100
DST Systems, Inc.	50,500	5,815,075
International Business Machines Corp.	50,500	8,813,260
Mastercard, Inc., Class A	50,500	5,369,665
Teradata Corp.*	50,500	1,482,680
Visa, Inc., Class A	50,500	4,176,855

		38,181,535

Life Sciences Tools & Services 5.2%
Agilent Technologies, Inc.	50,500	2,472,985
Illumina, Inc.*	50,500	8,085,050
Thermo Fisher Scientific, Inc.	50,500	7,695,695

		18,253,730

Pharmaceuticals 2.4%
AstraZeneca plc,ADR-UK	50,500	1,375,115
Bristol-Myers Squibb Co.	50,500	2,482,580
Novartis AG,ADR-CH(a)	50,500	3,732,960
Valeant Pharmaceuticals International, Inc.*(a)	50,500	695,890

		8,286,545

Semiconductors & Semiconductor Equipment 14.7%
Analog Devices, Inc.	50,500	3,784,470
Applied Materials, Inc.	50,500	1,729,625
ASML Holding NV,NYRS-NL REG(a)	50,500	6,130,700
Cypress Semiconductor Corp.	50,500	595,900
First Solar, Inc.*(a)	50,500	1,575,095
Intel Corp.	50,500	1,859,410
KLA-Tencor Corp.	50,500	4,298,055
Lam Research Corp.	50,500	5,800,430
Linear Technology Corp.	50,500	3,188,065
Microchip Technology, Inc.(a)	50,500	3,401,175
NVIDIA Corp.	50,500	5,513,590
ON Semiconductor Corp.*	50,500	672,660
QUALCOMM, Inc.	50,500	2,698,215
Teradyne, Inc.	50,500	1,433,190
Tessera Holding Corp.	50,500	2,282,600
Texas Instruments, Inc.	50,500	3,814,770
Xilinx, Inc.	50,500	2,939,100

		51,717,050

Software 18.2%
Activision Blizzard, Inc.	50,500	2,030,605
Adobe Systems, Inc.*	50,500	5,725,690
Autodesk, Inc.*	50,500	4,107,670
CA, Inc.	50,500	1,579,135
Check Point Software Technologies Ltd.*(a)	50,500	4,987,885
Citrix Systems, Inc.*	50,500	4,605,095
Intuit, Inc.	50,500	5,988,290
Microsoft Corp.	50,500	3,264,825
Mobileye NV*(a)	50,500	2,169,480
Open Text Corp.	50,500	1,730,635
Oracle Corp.	50,500	2,025,555
Progress Software Corp.	50,500	1,415,010
PTC, Inc.*	50,500	2,654,785
Red Hat, Inc.*	50,500	3,831,940
salesforce.com, Inc.*	50,500	3,994,550

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Ziegler NYSE Area Tech 100 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
SAP SE,ADR-DE (a)	50,500	$4,621,255
Symantec Corp.	50,500	1,391,275
Synopsys, Inc. *	50,500	3,175,945
VMware, Inc., Class A * (a)	50,500	4,420,770

		63,720,395

Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	50,500	6,128,175
HP, Inc.	50,500	760,025
NetApp, Inc.	50,500	1,935,160
Seagate Technology plc	50,500	2,280,075
Western Digital Corp.	50,500	4,026,365
Xerox Corp.	50,500	349,965

		15,479,765

Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	50,500	1,547,825

Total Common Stocks (cost $172,643,175)		347,943,485

Exchange Traded Fund 0.3%

	Shares	Market Value
Exchange Traded Fund 0.3%
Powershares QQQ Trust 1	9,622	1,198,613

Total Exchange Traded Fund (cost $1,100,690)		1,198,613

Investment Company 0.2%

	Shares	Market Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio – Institutional Class, 0.47%(b)(c)	782,601	782,601

Total Investment Company (cost $782,601)		782,601

Repurchase Agreement 4.9%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.55%, Dated 01/31/17, due 02/01/17, repurchase price $17,029,789, collateralized by U.S. Treasury Note, 2.13%, maturing 05/15/25; total market value $17,479,366. (c)	$17,029,529	17,029,529

Total Repurchase Agreement (cost $17,029,529)		17,029,529

Total Investments (cost $191,555,995) (d) — 104.6%		366,954,228
Liabilities in excess of other assets — (4.6%)		(16,164,319)

NET ASSETS — 100.0%		$350,789,909

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $46,809,166, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $782,601 and $17,029,529, respectively, and $29,858,123 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.63%, and maturity dates ranging from 04/13/17 - 02/15/44; a total value of $47,670,253.
(b)	Represents 7-day effective yield as of January 31, 2017.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2017 was $17,812,130.
(d)	At January 31, 2017, the tax basis cost of the Fund’s investments was $199,566,879, tax unrealized appreciation and depreciation were $170,691,042 and $(3,303,693), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
CN	China
DE	Germany
FI	Finland
KR	South Korea
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
OYJ	Public Traded Company
plc	Public Limited Company
REG	Registered Shares
SE	European Public Limited Liability Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Ziegler NYSE Area Tech 100 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$347,943,485	$—	—	$347,943,485
Exchange Traded Fund	1,198,613	—	—	1,198,613
Investment Company	782,601	—	—	782,601
Repurchase Agreement	—	17,029,529	—	17,029,529

Total	$349,924,699	$17,029,529	$—	$366,954,228

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2017 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

Municipal Bonds 94.3%

	Principal Amount	Market Value

Puerto Rico 4.2%
Puerto Rico Sales Tax Financing, Corporate Sales Tax Revenue, RB Series A, 5.75%, 08/01/37	$1,400,000	$686,000
Series A, 6.38%, 08/01/39	3,000,000	1,545,000
Series A, 6.00%, 08/01/42	1,000,000	511,250
Series A, 6.50%, 08/01/44	2,000,000	1,032,500

		3,774,750

Wisconsin 90.1%
Appleton Redevelopment Authority, Room Tax, Fox Cities Performing Arts, Refunding, RB 2.20%, 09/01/18	355,000	356,058
2.40%, 09/01/19	190,000	190,739
Beloit, Community Development Authority, Lease Revenue, RB 4.70%, 03/01/21	345,000	353,045
4.75%, 03/01/22	300,000	306,492
Beloit, Community Development Authority, Redevelopment Lease Revenue, RB, Series A, 1.82%, 06/01/18	475,000	474,249
Brookfield Winchester LLC Callable Bond, RB, Series A, 3.60%, 06/01/35	1,530,000	1,515,343
Brookfield Wis Callable Bond, RB, Series A, 3.55%, 06/01/34	2,340,000	2,317,185
City of Milwaukee, Corporate Purpose, GO Series B6, 2.25%, 04/01/29	540,000	485,427
Series B6, 2.38%, 04/01/30	410,000	366,454
Series B6, 2.50%, 04/01/32	230,000	200,772
Cudahy, Community Development Authority, Redevelopment Lease Revenue, Refunding, RB Series A, 1.50%, 06/01/18	400,000	400,352
Series A, 1.75%, 06/01/19	300,000	300,174
Series A, 1.95%, 06/01/19	145,000	145,570
Series A, 2.20%, 06/01/20	250,000	251,565
Series A, 2.40%, 06/01/21	360,000	361,451
Series A, 2.60%, 06/01/22	245,000	245,948
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB Series B, 3.85%, 09/01/20	2,250,000	2,316,757
2.60%, 09/01/21	3,250,000	3,302,715
2.75%, 09/01/22	2,750,000	2,795,458
Green Bay, Redevelopment Authority, Development Revenue, Bellin Memorial Hospital, Prerefunded Balance, RB 6.00%, 12/01/29	1,000,000	1,089,340
6.15%, 12/01/32	1,000,000	1,092,060
Johnson Creek, Community Development Authority, Lease Revenue, Tax Increment District No. 3, Refunding, RB 2.65%, 12/01/24	350,000	326,364
2.80%, 12/01/25	200,000	184,842
2.90%, 12/01/26	200,000	183,938
Madison, Community Development Authority Revenue, Alumni Research Foundation Project, RB 5.00%, 10/01/22	1,065,000	1,161,617
5.00%, 10/01/27	925,000	1,006,381
Madison, Community Development Authority Revenue, Alumni Research Foundation Project, RB (continued) 5.00%, 10/01/28	250,000	271,723
5.00%, 10/01/34	4,500,000	4,902,075
Milwaukee Housing Authority, RB, Series A, 3.63%, 07/01/35	1,000,000	983,460
Milwaukee, Redevelopment Authority Revenue, Milwaukee Public Schools, Refunding, RB Series A, 5.00%, 08/01/17	1,000,000	1,019,360
Series A, 5.00%, 08/01/18	1,000,000	1,053,400
Series A, 5.00%, 11/15/25	1,160,000	1,332,480
Milwaukee, Redevelopment Authority Revenue, Milwaukee School of Engineering, Refunding, RB, AGM Insured 2.75%, 04/01/21	1,080,000	1,115,068
4.10%, 04/01/32	2,500,000	2,589,875
Milwaukee, Redevelopment Authority Revenue, Summerfest Project, RB 4.50%, 08/01/23	110,000	115,666
4.70%, 08/01/25	110,000	115,507
5.00%, 08/01/30	2,000,000	2,139,400
Monroe, Redevelopment Authority, Development Revenue, MonroeClinic Inc., RB, 5.88%, 02/15/39	2,850,000	3,118,613
Neenah, Community Development Authority, Lease Revenue, Prerefunded, RB, Series A, 4.75%, 12/01/32	400,000	426,584
Neenah, Community Development Authority, Lease Revenue, RB 2.55%, 12/01/28	200,000	192,150
2.65%, 12/01/29	350,000	334,173
2.75%, 12/01/30	200,000	189,604
2.85%, 12/01/31	250,000	234,748
Neenah, Community Development Authority, Lease Revenue, Refunding, RB 4.00%, 12/01/26	500,000	538,300
4.10%, 12/01/27	1,000,000	1,075,650
4.20%, 12/01/28	500,000	541,655
Platteville, Redevelopment Authority, Real Estate Foundation Project, RB, Series A, 5.00%, 07/01/42	1,000,000	1,025,690
Redevelopment Authority of The City of Kaukauna, Lease Revenue, RB 3.75%, 06/01/32	425,000	425,888
4.00%, 06/01/35	375,000	376,305
4.13%, 06/01/40	375,000	378,011
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, ETM, RB, NATL-RE Insured Series A, 5.50%, 12/15/18	250,000	270,115
Series A, 5.50%, 12/15/19	2,200,000	2,455,420
Series A, 5.50%, 12/15/20	1,000,000	1,147,720
Series A, 5.50%, 12/15/21	1,500,000	1,763,640
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, RB, NATL-RE Insured Series A, 5.50%, 12/15/23	1,025,000	1,223,430
Series A, 5.50%, 12/15/26	4,510,000	5,342,861

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Wisconsin (continued)
Sun Prairie, Community Development Authority, Tax Incremental District No. 8, Refunding, RB Series A, 1.85%, 08/01/21	$1,025,000	$1,030,228
Series A, 2.05%, 08/01/22	750,000	755,160
Series A, 2.25%, 08/01/23	500,000	502,870
Series A, 2.40%, 08/01/24	250,000	250,995
Waukesha, Redevelopment Authority, Weldall Manufacturing Inc. Project, RB 4.20%, 12/01/24	150,000	156,546
4.50%, 12/01/30	1,200,000	1,251,576
Weston, Community Development Authority, Lease Revenue, RB Series A, 4.50%, 10/01/21	100,000	101,234
Series A, 4.63%, 10/01/25	825,000	832,400
Wisconsin Center District Appropriation, Milwaukee Arena Project, RB 4.00%, 12/15/24	1,000,000	1,099,390
4.00%, 12/15/34	1,000,000	1,025,140
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB Series A, 5.00%, 12/15/29	750,000	816,390
Series A, 5.00%, 12/15/32	1,000,000	1,078,960
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB, AGM Insured, Series 1999, 5.25%, 12/15/23	1,585,000	1,815,665
Wisconsin Dells, Community Development Authority, Lease Revenue, RB Series A, 4.30%, 03/01/22	225,000	225,353
Series A, 4.45%, 03/01/25	300,000	300,396
Wisconsin Health and Educational Facilities Authority Refunding, The Monroe Clinic, Inc., RB 3.00%, 02/15/35	750,000	652,508
4.00%, 02/15/38	200,000	198,030
Wisconsin Health and Educational Facilities Authority, Bellin Memorial Hospital Inc., Refunding, RB 3.00%, 12/01/27	150,000	150,152
4.00%, 12/01/35	500,000	509,215
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital Inc., RB, Series B, 4.40%, 07/01/38	3,000,000	3,015,480
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, 6.10%, 06/01/21	495,000	516,275
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, NATL-RE Insured, 6.10%, 06/01/21	470,000	490,201
Wisconsin Housing & Economic Development Authority, Housing Revenue, Refunding, RB Series A, 4.10%, 11/01/19	465,000	495,941
Series A, 4.88%, 11/01/25	1,810,000	1,915,795
Series A, 5.38%, 11/01/30	1,740,000	1,835,926
Wisconsin Housing & Economic Development Authority, Multifamily Housing, RB Series B, 2.00%, 04/01/19	150,000	151,368
Series B, 2.40%, 04/01/20	100,000	101,993
Series B, 2.80%, 04/01/21	150,000	154,987
Series B, 3.10%, 04/01/22	100,000	104,211
Series B, 3.45%, 04/01/24	100,000	105,601
Series B, 3.80%, 04/01/26	285,000	300,168
Series B, 4.30%, 04/01/30	115,000	122,323
Series A, 3.65%, 12/01/34	900,000	899,964

		81,391,308

Total Municipal Bonds (cost $86,511,522)		85,166,058

Investment Company 4.7%

	Shares	Market Value
Money Market Fund 4.7%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt - Institutional Class, 0.47%(a)	4,272,120	4,272,120

Total Investment Company (cost $4,272,120)		4,272,120

Total Investments (cost $90,783,642)(b)(c) — 99.0%		89,438,178
Other assets in excess of liabilities — 1.0%		905,488

NET ASSETS — 100.0%		$90,343,666

(a)	Represents 7-day effective yield as of January 31, 2017.
(b)	At January 31, 2017, the tax basis cost of the Fund’s investments was $90,783,642, tax unrealized appreciation and depreciation were $2,937,948 and $(4,283,412), respectively.
(c)	Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At January 31, 2017, the percentages attributed to Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation were 6.17% and 14.19% respectively.

AGM	Assured Guaranty Municipal Corporation
ETM	Escrowed to Maturity
GO	General Obligation
LLC	Limited Liability Company
NATL	National Public Finance Guarantee Corporation
RB	Revenue Bond
RE	Reinsured

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2017 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$85,166,058	$—	$85,166,058
Investment Company	4,272,120	—	—	4,272,120

Total	$4,272,120	$85,166,058	$—	$89,438,178

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	March 27, 2017

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 27, 2017